UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05972
Name of Registrant: Vanguard International Equity Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2015
Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Australia (18.3%)
Commonwealth Bank of Australia	1,658,656	114,688
Westpac Banking Corp.	3,173,012	84,802
BHP Billiton Ltd.	3,307,246	76,281
Australia & New Zealand Banking Group Ltd.	2,839,798	72,493
National Australia Bank Ltd.	2,434,907	67,151
Wesfarmers Ltd.	1,154,282	38,989
CSL Ltd.	528,027	35,934
Woolworths Ltd.	1,264,468	31,117
Telstra Corp. Ltd.	4,434,510	22,368
Rio Tinto Ltd.	447,429	19,952
Woodside Petroleum Ltd.	740,630	19,670
* Scentre Group	5,384,336	15,821
* Westfield Corp.	1,989,634	15,177
Suncorp Group Ltd.	1,325,030	15,097
Macquarie Group Ltd.	299,361	14,349
AMP Ltd.	3,012,253	13,434
Transurban Group	1,847,738	13,214
Brambles Ltd.	1,593,785	13,057
Amcor Ltd.	1,240,233	12,258
Insurance Australia Group Ltd.	2,362,329	11,702
QBE Insurance Group Ltd.	1,387,494	11,375
Origin Energy Ltd.	1,123,127	9,268
Goodman Group	1,771,937	8,400
* Newcrest Mining Ltd.	751,912	8,119
Stockland	2,382,989	8,082
Aurizon Holdings Ltd.	2,111,178	8,073
* AGL Energy Ltd.	678,688	7,503
Oil Search Ltd.	1,184,855	7,130
Lend Lease Group	552,864	7,126
APA Group	1,116,487	7,038
GPT Group	1,818,826	6,377
Ramsay Health Care Ltd.	132,977	6,119
Santos Ltd.	989,263	6,023
Sonic Healthcare Ltd.	407,551	5,950
ASX Ltd.	199,519	5,897
Mirvac Group	3,766,230	5,633
Dexus Property Group	935,256	5,585
* Medibank Pvt Ltd.	2,843,675	5,269
Orica Ltd.	375,100	5,265
Seek Ltd.	349,194	4,806
Asciano Ltd.	1,002,220	4,666
Incitec Pivot Ltd.	1,660,452	4,631
Bendigo & Adelaide Bank Ltd.	445,829	4,617
Computershare Ltd.	510,082	4,583
James Hardie Industries plc	449,916	4,511
Tatts Group Ltd.	1,422,489	4,257
Sydney Airport	1,083,916	4,188
Novion Property Group	2,318,270	4,160
Coca-Cola Amatil Ltd.	550,441	4,132

	Crown Resorts Ltd.	388,919	4,086
	Cochlear Ltd.	58,531	3,762
*	Alumina Ltd.	2,506,134	3,751
	Caltex Australia Ltd.	138,348	3,580
	Aristocrat Leisure Ltd.	648,688	3,514
	Federation Centres	1,467,749	3,443
	Bank of Queensland Ltd.	354,018	3,429
	Boral Ltd.	787,740	3,409
	Toll Holdings Ltd.	692,319	3,311
^	Fortescue Metals Group Ltd.	1,650,927	2,994
	Challenger Ltd.	603,251	2,935
	Ansell Ltd.	159,054	2,792
	Tabcorp Holdings Ltd.	748,006	2,644
	Echo Entertainment Group Ltd.	841,777	2,630
	Treasury Wine Estates Ltd.	658,889	2,505
	Iluka Resources Ltd.	438,652	2,382
*	Healthscope Ltd.	1,116,842	2,336
*	BlueScope Steel Ltd.	580,516	2,249
*	Qantas Airways Ltd.	1,115,591	2,248
	IOOF Holdings Ltd.	306,005	2,233
	REA Group Ltd.	54,793	2,096
	Orora Ltd.	1,254,938	2,065
	AusNet Services	1,707,293	1,853
	Recall Holdings Ltd.	323,082	1,790
	DuluxGroup Ltd.	381,668	1,768
^	Perpetual Ltd.	45,487	1,726
	Leighton Holdings Ltd.	104,992	1,671
^	Flight Centre Travel Group Ltd.	57,040	1,665
^	Harvey Norman Holdings Ltd.	539,437	1,648
	WorleyParsons Ltd.	220,858	1,643
	CSR Ltd.	525,167	1,622
	Platinum Asset Management Ltd.	233,373	1,569
	TPG Telecom Ltd.	297,198	1,537
^	ALS Ltd.	386,331	1,459
	Downer EDI Ltd.	446,259	1,449
	Adelaide Brighton Ltd.	461,652	1,279
	Fairfax Media Ltd.	1,685,805	1,173
	Metcash Ltd.	932,607	1,053
	Shopping Centres Australasia Property Group	668,106	1,000
	Macquarie Atlas Roads Group	425,990	972
	OZ Minerals Ltd.	321,337	960
^	Sims Metal Management Ltd.	109,229	919
	Goodman Fielder Ltd.	1,765,064	876
	Nufarm Ltd.	171,496	754
	Seven West Media Ltd.	660,246	669
	GWA Group Ltd.	297,943	610
*,^ Whitehaven Coal Ltd.		625,210	597
	Sims Metal Management Ltd. ADR	64,094	536
	Arrium Ltd.	3,054,752	482
^	New Hope Corp. Ltd.	254,227	463
*	Newcrest Mining Ltd. ADR	32,727	351
*,^ Ten Network Holdings Ltd.		1,838,865	284
			985,109
Hong Kong (9.6%)
	AIA Group Ltd.	12,407,645	72,026
	Hong Kong Exchanges and Clearing Ltd.	1,184,497	27,261
	Hutchison Whampoa Ltd.	2,059,531	27,256

	Cheung Kong Holdings Ltd.	1,356,636	25,888
	Sun Hung Kai Properties Ltd.	1,585,118	25,794
	Link REIT	2,344,443	15,859
	Jardine Matheson Holdings Ltd.	247,600	15,822
	Hong Kong & China Gas Co. Ltd.	6,388,060	14,628
	CLP Holdings Ltd.	1,594,541	14,235
	Power Assets Holdings Ltd.	1,360,316	14,228
	Hang Seng Bank Ltd.	786,541	13,766
	BOC Hong Kong Holdings Ltd.	3,702,546	12,978
	Wharf Holdings Ltd.	1,558,297	12,624
	Sands China Ltd.	2,485,147	12,099
	Galaxy Entertainment Group Ltd.	2,147,950	11,219
	Hongkong Land Holdings Ltd.	1,221,000	9,042
	Swire Pacific Ltd. Class A	651,125	8,720
	Henderson Land Development Co. Ltd.	1,170,460	8,344
	Want Want China Holdings Ltd.	6,804,000	8,148
	Jardine Strategic Holdings Ltd.	233,000	8,129
	Hang Lung Properties Ltd.	2,289,317	6,731
	MTR Corp. Ltd.	1,421,117	6,296
	China Mengniu Dairy Co. Ltd.	1,381,000	6,293
	New World Development Co. Ltd.	5,200,870	6,201
	Li & Fung Ltd.	5,927,259	5,866
	Bank of East Asia Ltd.	1,371,876	5,700
	Sino Land Co. Ltd.	3,062,300	5,121
	Tingyi Cayman Islands Holding Corp.	1,970,000	4,852
	Wheelock & Co. Ltd.	842,486	4,767
	AAC Technologies Holdings Inc.	728,000	4,652
	Cheung Kong Infrastructure Holdings Ltd.	557,215	4,573
	Techtronic Industries Co. Ltd.	1,308,000	4,272
	Samsonite International SA	1,331,673	4,041
	Hang Lung Group Ltd.	848,000	4,033
	Swire Properties Ltd.	1,212,065	3,891
	Yue Yuen Industrial Holdings Ltd.	869,519	3,236
^	Prada SPA	532,200	3,125
	Hysan Development Co. Ltd.	643,603	3,111
	Wynn Macau Ltd.	1,062,840	2,943
	SJM Holdings Ltd.	1,893,359	2,780
	PCCW Ltd.	4,084,143	2,709
	NWS Holdings Ltd.	1,398,411	2,595
	First Pacific Co. Ltd.	2,434,823	2,480
	Cathay Pacific Airways Ltd.	1,047,548	2,444
	Kerry Properties Ltd.	667,858	2,360
	VTech Holdings Ltd.	166,000	2,337
	ASM Pacific Technology Ltd.	245,128	2,216
	Esprit Holdings Ltd.	1,900,100	2,138
	Hopewell Holdings Ltd.	562,124	2,110
*	Semiconductor Manufacturing International Corp.	24,279,000	2,104
^	Sun Art Retail Group Ltd.	2,246,000	2,028
	MGM China Holdings Ltd.	774,400	1,876
	Television Broadcasts Ltd.	300,600	1,868
*,2 WH Group Ltd.		3,263,365	1,846
	New World China Land Ltd.	2,696,000	1,679
	Melco International Development Ltd.	814,000	1,621
	Huabao International Holdings Ltd.	1,963,000	1,547
^	Chow Tai Fook Jewellery Group Ltd.	1,144,000	1,517
*	Alibaba Health Information Technology Ltd.	2,244,000	1,475
	Shangri-La Asia Ltd.	1,134,096	1,472

	Johnson Electric Holdings Ltd.	363,125	1,323
	Orient Overseas International Ltd.	200,324	1,307
	Cafe de Coral Holdings Ltd.	328,000	1,207
*	United Co. RUSAL plc	1,738,000	1,173
	Uni-President China Holdings Ltd.	1,347,400	1,165
	Champion REIT	2,313,000	1,133
	L'Occitane International SA	442,750	1,117
*	Global Brands Group Holding Ltd.	5,793,259	1,092
*	FIH Mobile Ltd.	2,290,000	1,019
	Xinyi Glass Holdings Ltd.	1,902,000	1,000
	Lifestyle International Holdings Ltd.	471,000	922
	Dah Sing Financial Holdings Ltd.	156,952	907
	China Travel International Investment Hong Kong Ltd.	2,724,000	894
	Great Eagle Holdings Ltd.	257,000	856
	Shun Tak Holdings Ltd.	1,838,000	840
	Kerry Logistics Network Ltd.	544,679	831
	Shui On Land Ltd.	3,404,166	766
*,^ Brightoil Petroleum Holdings Ltd.		3,058,000	751
^	Shougang Fushan Resources Group Ltd.	3,610,000	744
^	SA Sa International Holdings Ltd.	983,860	636
^	Xinyi Solar Holdings Ltd.	2,288,000	628
	Dah Sing Banking Group Ltd.	370,056	617
	Towngas China Co. Ltd.	675,929	590
*,^ Macau Legend Development Ltd.		1,601,000	586
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,224,000	558
	Texwinca Holdings Ltd.	608,000	498
^	Hopewell Highway Infrastructure Ltd.	952,656	460
	Kowloon Development Co. Ltd.	354,000	413
*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		3,646,000	331
	Parkson Retail Group Ltd.	1,372,000	328
*	China Oceanwide Holdings Ltd.	2,492,000	268
			515,932
Japan (57.1%)
	Toyota Motor Corp.	2,730,871	176,062
	Mitsubishi UFJ Financial Group Inc.	14,577,224	77,467
	SoftBank Corp.	970,170	57,096
	Honda Motor Co. Ltd.	1,849,027	55,794
	Sumitomo Mitsui Financial Group Inc.	1,385,034	46,477
	KDDI Corp.	638,900	45,099
	Mizuho Financial Group Inc.	24,683,841	40,361
	Takeda Pharmaceutical Co. Ltd.	797,991	39,867
	Hitachi Ltd.	4,783,258	36,124
	Astellas Pharma Inc.	2,274,570	35,132
	FANUC Corp.	202,676	34,037
	Canon Inc.	1,069,517	33,835
	Central Japan Railway Co.	195,200	33,474
	East Japan Railway Co.	390,785	30,184
	Japan Tobacco Inc.	1,085,859	29,575
	Seven & i Holdings Co. Ltd.	803,254	29,394
	Shin-Etsu Chemical Co. Ltd.	424,855	28,131
	Sony Corp.	1,186,144	27,899
	Bridgestone Corp.	687,350	27,472
	Mitsubishi Estate Co. Ltd.	1,297,982	26,116
	Tokio Marine Holdings Inc.	734,690	25,650
	Mitsubishi Corp.	1,456,434	25,408
	Panasonic Corp.	2,193,190	24,914
	Mitsui Fudosan Co. Ltd.	977,580	24,715

Kao Corp.	543,477	23,830
Mitsubishi Electric Corp.	2,029,954	23,478
Fuji Heavy Industries Ltd.	644,912	23,260
Mitsui & Co. Ltd.	1,780,300	22,654
Nippon Telegraph & Telephone Corp.	380,744	22,535
Murata Manufacturing Co. Ltd.	207,219	22,370
Nissan Motor Co. Ltd.	2,610,846	22,263
Keyence Corp.	46,577	21,772
Denso Corp.	491,986	21,765
Nippon Steel & Sumitomo Metal Corp.	8,700,309	20,335
Fast Retailing Co. Ltd.	54,320	20,151
Nomura Holdings Inc.	3,623,394	19,264
Komatsu Ltd.	980,009	19,217
Daikin Industries Ltd.	275,012	19,137
Kubota Corp.	1,283,895	19,060
Mitsubishi Heavy Industries Ltd.	3,302,743	18,230
SMC Corp.	63,700	17,082
Toshiba Corp.	4,236,424	16,940
NTT DOCOMO Inc.	1,002,000	16,915
Hoya Corp.	436,302	16,908
ITOCHU Corp.	1,629,297	16,497
Nidec Corp.	235,928	16,054
FUJIFILM Holdings Corp.	471,572	15,938
Dai-ichi Life Insurance Co. Ltd.	1,168,800	15,659
ORIX Corp.	1,336,330	15,356
Kyocera Corp.	333,450	14,677
Tokyo Gas Co. Ltd.	2,435,959	14,531
Asahi Group Holdings Ltd.	442,821	14,528
Sumitomo Realty & Development Co. Ltd.	442,539	14,116
Eisai Co. Ltd.	283,068	14,113
Sumitomo Mitsui Trust Holdings Inc.	3,936,819	13,844
MS&AD Insurance Group Holdings Inc.	560,501	13,628
Suzuki Motor Corp.	429,968	13,596
Toray Industries Inc.	1,595,857	13,594
Asahi Kasei Corp.	1,370,836	13,538
Oriental Land Co. Ltd.	54,218	13,137
Daiwa Securities Group Inc.	1,802,984	13,100
Tokyo Electron Ltd.	176,813	12,376
Kirin Holdings Co. Ltd.	919,116	12,375
Secom Co. Ltd.	213,103	12,370
Otsuka Holdings Co. Ltd.	396,579	12,270
Daiwa House Industry Co. Ltd.	664,605	12,239
Ajinomoto Co. Inc.	577,706	11,905
JFE Holdings Inc.	528,007	11,631
Sumitomo Corp.	1,157,138	11,419
Mazda Motor Corp.	548,591	11,268
Rakuten Inc.	810,600	11,222
Sompo Japan Nipponkoa Holdings Inc.	397,726	11,036
Shimano Inc.	81,098	10,721
* Olympus Corp.	306,436	10,598
Nintendo Co. Ltd.	109,798	10,591
Inpex Corp.	946,700	10,477
Daiichi Sankyo Co. Ltd.	714,091	10,360
Sumitomo Electric Industries Ltd.	788,421	10,159
Nitto Denko Corp.	170,066	10,153
Ono Pharmaceutical Co. Ltd.	96,233	10,128
West Japan Railway Co.	194,937	10,026

Unicharm Corp.	363,423	10,014
Shionogi & Co. Ltd.	329,073	9,875
Fujitsu Ltd.	1,828,981	9,665
* Chubu Electric Power Co. Inc.	729,972	9,639
Resona Holdings Inc.	1,940,143	9,625
Dentsu Inc.	231,502	9,508
Marubeni Corp.	1,709,056	9,434
Toyota Industries Corp.	174,620	9,399
Terumo Corp.	377,300	9,357
JX Holdings Inc.	2,508,023	9,255
Omron Corp.	226,410	9,052
Yamato Holdings Co. Ltd.	394,761	8,928
Daito Trust Construction Co. Ltd.	78,858	8,778
Tokyu Corp.	1,298,409	8,593
MEIJI Holdings Co. Ltd.	73,015	8,023
Osaka Gas Co. Ltd.	2,034,548	8,019
Isuzu Motors Ltd.	597,798	7,958
TDK Corp.	126,587	7,889
^ Aeon Co. Ltd.	741,295	7,830
* Kansai Electric Power Co. Inc.	798,214	7,718
T&D Holdings Inc.	681,061	7,670
IHI Corp.	1,463,720	7,626
NEC Corp.	2,699,284	7,625
Kawasaki Heavy Industries Ltd.	1,589,357	7,615
^ Sekisui House Ltd.	583,035	7,540
Sumitomo Metal Mining Co. Ltd.	510,149	7,291
Mitsubishi Chemical Holdings Corp.	1,397,079	7,241
Hankyu Hanshin Holdings Inc.	1,300,000	7,226
Aisin Seiki Co. Ltd.	202,929	7,089
Sysmex Corp.	157,584	7,042
Ricoh Co. Ltd.	720,182	7,026
Bank of Yokohama Ltd.	1,286,462	6,942
* Tokyo Electric Power Co. Inc.	1,608,384	6,825
Chugai Pharmaceutical Co. Ltd.	228,257	6,824
Yakult Honsha Co. Ltd.	111,715	6,766
NGK Spark Plug Co. Ltd.	227,881	6,756
Japan Exchange Group Inc.	285,500	6,644
Shiseido Co. Ltd.	402,853	6,461
Kintetsu Corp.	1,826,927	6,441
Rohm Co. Ltd.	98,433	6,328
Taisei Corp.	1,085,863	6,299
Yamaha Motor Co. Ltd.	286,547	6,285
Odakyu Electric Railway Co. Ltd.	642,362	6,249
Sumitomo Chemical Co. Ltd.	1,585,276	6,237
Tohoku Electric Power Co. Inc.	491,242	6,188
Seiko Epson Corp.	145,500	5,909
NGK Insulators Ltd.	291,541	5,875
Kikkoman Corp.	198,642	5,859
NSK Ltd.	493,736	5,786
Dai Nippon Printing Co. Ltd.	640,513	5,760
Makita Corp.	129,427	5,741
LIXIL Group Corp.	293,032	5,709
Nippon Paint Holdings Co. Ltd.	182,000	5,701
Asahi Glass Co. Ltd.	1,060,115	5,640
Minebea Co. Ltd.	364,000	5,616
Toyota Tsusho Corp.	232,148	5,498
Electric Power Development Co. Ltd.	150,879	5,496

	Nippon Express Co. Ltd.	930,925	5,431
	Shizuoka Bank Ltd.	593,859	5,427
	Mitsubishi Motors Corp.	637,921	5,393
	Isetan Mitsukoshi Holdings Ltd.	373,480	5,296
	Kobe Steel Ltd.	3,013,957	5,286
*,^ Recruit Holdings Co. Ltd.		180,335	5,252
	Konica Minolta Inc.	476,553	5,244
	Santen Pharmaceutical Co. Ltd.	82,720	5,162
	Keio Corp.	621,808	5,063
	NH Foods Ltd.	203,466	5,030
	Tobu Railway Co. Ltd.	1,043,206	5,017
	Nippon Yusen KK	1,678,083	4,989
	Chiba Bank Ltd.	733,129	4,941
	NTT Data Corp.	129,700	4,934
	Sekisui Chemical Co. Ltd.	436,445	4,773
	Asics Corp.	192,832	4,732
	Yahoo Japan Corp.	1,400,400	4,710
	JGC Corp.	231,221	4,703
	Shimizu Corp.	672,504	4,640
*	Kyushu Electric Power Co. Inc.	479,444	4,627
	Suntory Beverage & Food Ltd.	131,800	4,622
	Nikon Corp.	362,130	4,595
	Nitori Holdings Co. Ltd.	79,582	4,500
	Kuraray Co. Ltd.	358,313	4,499
	Fukuoka Financial Group Inc.	895,041	4,467
	Obayashi Corp.	705,575	4,466
	Brother Industries Ltd.	259,259	4,440
	Chugoku Electric Power Co. Inc.	320,113	4,426
	Lawson Inc.	67,595	4,419
	Aozora Bank Ltd.	1,212,676	4,413
	Nissin Foods Holdings Co. Ltd.	81,647	4,406
	Don Quijote Holdings Co. Ltd.	59,100	4,303
	Japan Airlines Co. Ltd.	125,692	4,255
	Koito Manufacturing Co. Ltd.	130,455	4,242
	Kansai Paint Co. Ltd.	241,442	4,220
	Toppan Printing Co. Ltd.	624,872	4,174
	Bandai Namco Holdings Inc.	200,954	4,069
	Mitsubishi Materials Corp.	1,283,508	4,047
	Keikyu Corp.	508,531	3,966
	Daicel Corp.	317,373	3,946
	Hino Motors Ltd.	276,809	3,919
	Mitsui OSK Lines Ltd.	1,149,811	3,882
	JTEKT Corp.	234,666	3,870
	Keisei Electric Railway Co. Ltd.	297,404	3,831
	Hirose Electric Co. Ltd.	31,941	3,827
	Suruga Bank Ltd.	201,396	3,781
	Alps Electric Co. Ltd.	180,400	3,756
^	Casio Computer Co. Ltd.	238,472	3,733
	Iyo Bank Ltd.	323,298	3,731
	M3 Inc.	184,700	3,715
	Oji Holdings Corp.	985,521	3,715
	Mitsubishi Tanabe Pharma Corp.	232,636	3,678
	TOTO Ltd.	328,078	3,622
	Taiheiyo Cement Corp.	1,234,000	3,621
	Toyo Suisan Kaisha Ltd.	102,596	3,609
	JSR Corp.	202,943	3,577
	Nagoya Railroad Co. Ltd.	908,000	3,567

	Joyo Bank Ltd.	709,338	3,565
	Seibu Holdings Inc.	149,375	3,543
	Kajima Corp.	888,362	3,515
	Stanley Electric Co. Ltd.	157,641	3,509
	Nomura Research Institute Ltd.	102,784	3,490
	USS Co. Ltd.	221,260	3,471
	Amada Co. Ltd.	374,293	3,411
	Hamamatsu Photonics KK	72,322	3,408
	NOK Corp.	116,856	3,361
	Shinsei Bank Ltd.	1,851,373	3,356
	Yaskawa Electric Corp.	262,455	3,355
	J Front Retailing Co. Ltd.	262,990	3,351
	MISUMI Group Inc.	89,700	3,351
	ANA Holdings Inc.	1,213,143	3,350
	Nisshin Seifun Group Inc.	270,424	3,326
	Tosoh Corp.	616,000	3,321
^	Yamada Denki Co. Ltd.	889,440	3,304
	Tokyu Fudosan Holdings Corp.	526,455	3,263
	Keihan Electric Railway Co. Ltd.	536,000	3,254
	Hitachi Metals Ltd.	199,407	3,249
	Hachijuni Bank Ltd.	489,828	3,228
*,^ Sharp Corp.		1,646,829	3,224
	Kyowa Hakko Kirin Co. Ltd.	281,386	3,204
	Shimadzu Corp.	307,596	3,196
	Nabtesco Corp.	122,565	3,164
	Gunma Bank Ltd.	480,081	3,157
	Sumitomo Heavy Industries Ltd.	580,153	3,139
	Bank of Kyoto Ltd.	370,363	3,105
	Taisho Pharmaceutical Holdings Co. Ltd.	48,723	3,091
	Air Water Inc.	179,281	3,085
	Trend Micro Inc.	107,558	3,038
	Daihatsu Motor Co. Ltd.	217,657	3,035
	Hiroshima Bank Ltd.	608,000	3,024
	Seven Bank Ltd.	669,640	2,997
	THK Co. Ltd.	122,732	2,981
	Teijin Ltd.	988,175	2,944
	Calbee Inc.	75,300	2,940
	Toho Gas Co. Ltd.	533,518	2,899
	Hisamitsu Pharmaceutical Co. Inc.	85,040	2,893
	Hokuhoku Financial Group Inc.	1,404,000	2,893
	Tokyo Tatemono Co. Ltd.	428,000	2,890
	Sumitomo Rubber Industries Ltd.	183,590	2,855
	FamilyMart Co. Ltd.	65,265	2,827
	Nissan Chemical Industries Ltd.	153,500	2,826
^	Marui Group Co. Ltd.	270,242	2,809
	Mitsui Chemicals Inc.	956,190	2,798
	Toho Co. Ltd.	122,233	2,766
	Hokuriku Electric Power Co.	195,234	2,759
	Credit Saison Co. Ltd.	163,475	2,754
	Hulic Co. Ltd.	301,900	2,742
	Japan Airport Terminal Co. Ltd.	60,600	2,731
	Rinnai Corp.	40,607	2,718
	Ryohin Keikaku Co. Ltd.	24,400	2,703
	Kewpie Corp.	116,300	2,700
	Miraca Holdings Inc.	59,785	2,678
	Yokogawa Electric Corp.	255,296	2,673
	Citizen Holdings Co. Ltd.	334,048	2,666

Kawasaki Kisen Kaisha Ltd.	930,000	2,662
Yamaguchi Financial Group Inc.	255,864	2,662
Yamaha Corp.	180,139	2,623
Hoshizaki Electric Co. Ltd.	51,700	2,621
Fuji Electric Co. Ltd.	612,783	2,620
Chugoku Bank Ltd.	183,909	2,616
Kurita Water Industries Ltd.	121,078	2,579
Nippon Kayaku Co. Ltd.	184,000	2,567
TonenGeneral Sekiyu KK	289,713	2,561
Hakuhodo DY Holdings Inc.	253,850	2,523
Sony Financial Holdings Inc.	180,424	2,508
Takashimaya Co. Ltd.	284,494	2,495
Nishi-Nippon City Bank Ltd.	760,839	2,471
Shimamura Co. Ltd.	27,653	2,460
Sega Sammy Holdings Inc.	188,691	2,457
Benesse Holdings Inc.	81,947	2,451
Tsuruha Holdings Inc.	36,200	2,432
Kamigumi Co. Ltd.	238,148	2,380
^ Taiyo Nippon Sanso Corp.	198,000	2,372
Alfresa Holdings Corp.	196,632	2,331
Pigeon Corp.	37,300	2,329
Obic Co. Ltd.	69,300	2,325
Haseko Corp.	285,500	2,320
Mabuchi Motor Co. Ltd.	56,402	2,319
SBI Holdings Inc.	215,606	2,304
Toyo Tire & Rubber Co. Ltd.	102,200	2,302
Toyo Seikan Group Holdings Ltd.	178,973	2,296
Mitsubishi Logistics Corp.	153,831	2,288
NTN Corp.	534,000	2,285
Nippon Shokubai Co. Ltd.	169,000	2,270
Kobayashi Pharmaceutical Co. Ltd.	33,900	2,267
Disco Corp.	24,600	2,254
Advantest Corp.	177,487	2,252
Suzuken Co. Ltd.	79,548	2,241
Yamazaki Baking Co. Ltd.	151,435	2,230
Sawai Pharmaceutical Co. Ltd.	36,700	2,221
Mitsubishi UFJ Lease & Finance Co. Ltd.	513,180	2,220
Ezaki Glico Co. Ltd.	53,900	2,208
Yokohama Rubber Co. Ltd.	232,000	2,183
Nippon Electric Glass Co. Ltd.	421,752	2,177
Zenkoku Hosho Co. Ltd.	67,900	2,164
Sugi Holdings Co. Ltd.	46,000	2,160
Hitachi Chemical Co. Ltd.	106,166	2,136
Zeon Corp.	209,000	2,134
77 Bank Ltd.	383,000	2,118
Kaneka Corp.	346,995	2,118
Nippon Shinyaku Co. Ltd.	64,000	2,114
Nankai Electric Railway Co. Ltd.	526,000	2,106
Nomura Real Estate Holdings Inc.	124,678	2,098
Hitachi High-Technologies Corp.	67,280	2,090
DIC Corp.	842,000	2,085
MediPal Holdings Corp.	177,584	2,072
Iida Group Holdings Co. Ltd.	165,100	2,053
Sotetsu Holdings Inc.	446,000	2,040
^ AEON Financial Service Co. Ltd.	112,670	2,025
Showa Denko KK	1,572,499	2,010
Aeon Mall Co. Ltd.	120,955	2,005

Nihon Kohden Corp.	40,500	2,003
Hitachi Construction Machinery Co. Ltd.	108,032	1,997
Sankyo Co. Ltd.	55,417	1,992
* Shikoku Electric Power Co. Inc.	158,244	1,990
Dowa Holdings Co. Ltd.	248,000	1,980
Mitsubishi Gas Chemical Co. Inc.	430,921	1,948
Kakaku.com Inc.	136,900	1,937
Showa Shell Sekiyu KK	195,922	1,912
Aoyama Trading Co. Ltd.	56,300	1,892
Konami Corp.	101,249	1,889
Azbil Corp.	75,800	1,883
Otsuka Corp.	53,326	1,841
Denki Kagaku Kogyo KK	466,927	1,840
Park24 Co. Ltd.	107,200	1,834
GS Yuasa Corp.	403,999	1,823
Ibiden Co. Ltd.	119,183	1,792
Sohgo Security Services Co. Ltd.	69,400	1,776
Nisshinbo Holdings Inc.	158,000	1,775
Ebara Corp.	460,000	1,769
Idemitsu Kosan Co. Ltd.	104,792	1,749
Sumitomo Dainippon Pharma Co. Ltd.	166,338	1,749
Nippon Paper Industries Co. Ltd.	108,548	1,712
Seino Holdings Co. Ltd.	157,000	1,708
Square Enix Holdings Co. Ltd.	77,815	1,708
NHK Spring Co. Ltd.	188,896	1,704
Sumco Corp.	101,001	1,695
Nishi-Nippon Railroad Co. Ltd.	385,000	1,667
Ube Industries Ltd.	1,106,936	1,658
Tokai Tokyo Financial Holdings Inc.	249,800	1,657
Toyoda Gosei Co. Ltd.	74,903	1,650
Sojitz Corp.	1,270,318	1,642
Maruichi Steel Tube Ltd.	69,414	1,641
Tsumura & Co.	70,672	1,608
Resorttrust Inc.	66,600	1,595
H2O Retailing Corp.	90,200	1,593
Glory Ltd.	60,300	1,580
^ Sanrio Co. Ltd.	63,650	1,577
Kaken Pharmaceutical Co. Ltd.	74,000	1,575
Temp Holdings Co. Ltd.	46,500	1,572
COMSYS Holdings Corp.	115,400	1,570
Nichirei Corp.	296,000	1,569
Ushio Inc.	135,084	1,565
Japan Aviation Electronics Industry Ltd.	69,000	1,559
* Hokkaido Electric Power Co. Inc.	190,193	1,536
Izumi Co. Ltd.	42,800	1,535
House Foods Group Inc.	76,500	1,530
Nagase & Co. Ltd.	122,900	1,528
Topcon Corp.	76,900	1,524
^ Sapporo Holdings Ltd.	356,000	1,500
Shiga Bank Ltd.	268,000	1,495
Dena Co. Ltd.	113,151	1,488
DMG Mori Seiki Co. Ltd.	114,700	1,488
Sundrug Co. Ltd.	35,000	1,486
Cosmos Pharmaceutical Corp.	9,200	1,482
Taiyo Yuden Co. Ltd.	117,700	1,461
Japan Steel Works Ltd.	361,865	1,448
Keiyo Bank Ltd.	264,000	1,440

	Tadano Ltd.	119,000	1,432
	Lion Corp.	263,000	1,429
^	Daido Steel Co. Ltd.	361,087	1,414
	Okasan Securities Group Inc.	201,000	1,412
	Oracle Corp. Japan	33,868	1,408
	OKUMA Corp.	165,000	1,404
	Kose Corp.	31,200	1,397
	Chiyoda Corp.	181,123	1,395
	Fujikura Ltd.	333,000	1,383
	Rohto Pharmaceutical Co. Ltd.	101,000	1,357
	San-In Godo Bank Ltd.	166,000	1,354
	Shimachu Co. Ltd.	53,400	1,338
	Nexon Co. Ltd.	135,600	1,335
	SCREEN Holdings Co. Ltd.	222,000	1,318
	HIS Co. Ltd.	38,300	1,313
	TS Tech Co. Ltd.	51,900	1,308
	Matsumotokiyoshi Holdings Co. Ltd.	39,500	1,302
	Wacoal Holdings Corp.	131,000	1,298
	Kinden Corp.	108,431	1,284
*	Japan Display Inc.	360,900	1,265
	Awa Bank Ltd.	234,000	1,261
	SKY Perfect JSAT Holdings Inc.	208,000	1,260
	Sumitomo Forestry Co. Ltd.	135,000	1,256
	UNY Group Holdings Co. Ltd.	218,000	1,254
	Takara Holdings Inc.	196,400	1,253
	Mitsui Engineering & Shipbuilding Co. Ltd.	763,000	1,240
	Toyobo Co. Ltd.	900,000	1,210
	K's Holdings Corp.	41,100	1,207
	Juroku Bank Ltd.	364,000	1,201
	Furukawa Electric Co. Ltd.	720,600	1,199
^	Kagome Co. Ltd.	75,500	1,196
	Kissei Pharmaceutical Co. Ltd.	39,400	1,182
	Mitsui Mining & Smelting Co. Ltd.	561,000	1,171
	KYORIN Holdings Inc.	57,700	1,167
	Lintec Corp.	52,900	1,164
	Yamato Kogyo Co. Ltd.	45,117	1,161
	Sumitomo Osaka Cement Co. Ltd.	398,000	1,157
	Daishi Bank Ltd.	344,000	1,145
	ABC-Mart Inc.	22,787	1,137
	Jafco Co. Ltd.	34,600	1,134
	Shochiku Co. Ltd.	114,000	1,131
*,^ Acom Co. Ltd.		415,000	1,129
	Higo Bank Ltd.	205,000	1,112
	Century Tokyo Leasing Corp.	47,000	1,111
^	Nipro Corp.	126,600	1,109
	SCSK Corp.	44,500	1,108
	Autobacs Seven Co. Ltd.	75,300	1,102
	Coca-Cola East Japan Co. Ltd.	65,300	1,087
^	Ito En Ltd.	56,400	1,083
	Musashino Bank Ltd.	33,000	1,082
	NTT Urban Development Corp.	111,100	1,066
	Hyakugo Bank Ltd.	249,000	1,054
	Tokai Rika Co. Ltd.	51,100	1,052
	Kagoshima Bank Ltd.	168,000	1,051
^	Fukuyama Transporting Co. Ltd.	186,000	1,040
	North Pacific Bank Ltd.	278,300	1,037
	Senshu Ikeda Holdings Inc.	229,200	1,018

	Start Today Co. Ltd.	49,200	994
	Maeda Road Construction Co. Ltd.	63,000	994
	Canon Marketing Japan Inc.	54,400	989
	Hokkoku Bank Ltd.	304,000	970
	Nisshin Steel Co. Ltd.	93,100	964
	Rengo Co. Ltd.	227,000	954
	Coca-Cola West Co. Ltd.	66,424	950
*,^ Aiful Corp.		288,800	947
	Japan Petroleum Exploration Co. Ltd.	30,879	938
	Anritsu Corp.	142,700	936
	Calsonic Kansei Corp.	162,000	921
	Hyakujushi Bank Ltd.	274,000	920
^	Onward Holdings Co. Ltd.	142,000	916
	Hitachi Capital Corp.	46,300	910
	Matsui Securities Co. Ltd.	107,500	909
	Itochu Techno-Solutions Corp.	25,166	898
	Nanto Bank Ltd.	266,000	892
	Toda Corp.	247,000	883
	Cosmo Oil Co. Ltd.	650,046	876
	FP Corp.	25,000	873
	Pola Orbis Holdings Inc.	20,300	864
	Capcom Co. Ltd.	51,300	859
^	Toyota Boshoku Corp.	64,109	846
	Nissan Shatai Co. Ltd.	76,700	843
*	Nippon Sheet Glass Co. Ltd.	906,000	832
	Nippo Corp.	53,000	824
	Toshiba TEC Corp.	132,000	814
	Hikari Tsushin Inc.	14,100	810
	Asatsu-DK Inc.	31,800	795
	Nippon Television Holdings Inc.	48,200	787
	Heiwa Corp.	39,000	784
	KYB Co. Ltd.	193,000	766
	Mochida Pharmaceutical Co. Ltd.	13,500	741
	Exedy Corp.	29,500	649
	Komeri Co. Ltd.	29,800	639
	Kandenko Co. Ltd.	102,000	603
*	Orient Corp.	385,700	576
	Hitachi Transport System Ltd.	42,600	557
	Fuji Media Holdings Inc.	43,300	544
^	Gree Inc.	93,379	532
	Shinko Electric Industries Co. Ltd.	64,800	454
	Toppan Forms Co. Ltd.	43,300	450
	Daikyo Inc.	299,000	442
	PanaHome Corp.	73,000	439
	Tokyo Broadcasting System Holdings Inc.	37,200	425
^	Takata Corp.	33,300	388
	NS Solutions Corp.	15,900	386
	Sumitomo Real Estate Sales Co. Ltd.	15,300	362
	TV Asahi Holdings Corp.	20,800	324
	Mitsubishi Shokuhin Co. Ltd.	13,500	300
	Sumitomo Riko Co. Ltd.	36,500	298
*,^ Aplus Financial Co. Ltd.		91,000	97
			3,066,972
New Zealand (0.5%)
	Spark New Zealand Ltd.	1,879,985	4,505
	Fletcher Building Ltd.	703,240	4,272
	Auckland International Airport Ltd.	922,306	2,983

	Ryman Healthcare Ltd.	418,493	2,505
	Fisher & Paykel Healthcare Corp. Ltd.	552,575	2,492
	Contact Energy Ltd.	380,170	1,951
	SKY Network Television Ltd.	395,789	1,740
	SKYCITY Entertainment Group Ltd.	598,113	1,706
*	Kiwi Property Group Ltd.	1,052,084	1,010
	Air New Zealand Ltd.	503,055	952
*,^ Xero Ltd.		79,097	893
	Vector Ltd.	244,450	525
	Warehouse Group Ltd.	148,408	307
			25,841
Singapore (3.8%)
	DBS Group Holdings Ltd.	1,786,779	26,051
	Oversea-Chinese Banking Corp. Ltd.	3,129,091	24,001
	Singapore Telecommunications Ltd.	7,530,109	22,677
	United Overseas Bank Ltd.	1,212,267	20,731
	Keppel Corp. Ltd.	1,464,358	9,405
	CapitaLand Ltd.	2,628,358	6,746
	Global Logistic Properties Ltd.	3,113,773	5,810
	Wilmar International Ltd.	2,164,303	5,136
^	Singapore Press Holdings Ltd.	1,639,417	5,000
	Genting Singapore plc	6,238,897	4,974
	Singapore Exchange Ltd.	848,260	4,866
	Singapore Airlines Ltd.	518,226	4,840
	City Developments Ltd.	608,713	4,512
	ComfortDelGro Corp. Ltd.	2,066,980	4,383
	CapitaMall Trust	2,670,112	4,119
	Singapore Technologies Engineering Ltd.	1,597,055	3,961
	Ascendas REIT	2,044,894	3,714
*	Hutchison Port Holdings Trust	5,200,639	3,708
	Noble Group Ltd.	4,666,604	3,650
	Suntec REIT	2,485,000	3,447
*	Jardine Cycle & Carriage Ltd.	103,621	3,234
	Sembcorp Industries Ltd.	928,820	2,954
	CapitaCommercial Trust	2,026,000	2,649
	Keppel Land Ltd.	746,575	2,504
	UOL Group Ltd.	463,717	2,468
	Singapore Post Ltd.	1,486,000	2,349
	Golden Agri-Resources Ltd.	6,545,163	2,030
^	Sembcorp Marine Ltd.	870,666	1,927
	Yangzijiang Shipbuilding Holdings Ltd.	2,099,910	1,920
	StarHub Ltd.	596,567	1,841
	Venture Corp. Ltd.	257,000	1,543
	SMRT Corp. Ltd.	710,000	918
	M1 Ltd.	303,000	838
^	SIA Engineering Co. Ltd.	223,000	718
^	Olam International Ltd.	477,000	694
*,^ Neptune Orient Lines Ltd.		885,000	660
	Wing Tai Holdings Ltd.	381,000	515
	Frasers Centrepoint Ltd.	382,000	485
^	Yanlord Land Group Ltd.	648,000	482
^	COSCO Corp. Singapore Ltd.	961,001	384
*,^ Fraser and Neave Ltd.		176,000	383
	Indofood Agri Resources Ltd.	402,000	210
			203,437

South Korea (10.7%)
	Samsung Electronics Co. Ltd.	110,739	137,471
	Hyundai Motor Co.	158,132	24,302
*	SK Hynix Inc.	549,441	23,733
	Shinhan Financial Group Co. Ltd.	469,293	19,160
	NAVER Corp.	28,062	18,189
	POSCO	76,298	17,724
	Hyundai Mobis Co. Ltd.	69,341	15,676
	KB Financial Group Inc.	396,343	13,314
	Kia Motors Corp.	266,439	11,135
	Samsung Fire & Marine Insurance Co. Ltd.	40,122	10,803
	Korea Electric Power Corp.	265,333	10,374
	SK Telecom Co. Ltd.	37,331	9,783
	KT&G Corp.	124,337	9,076
	Hana Financial Group Inc.	302,498	8,842
	LG Chem Ltd.	44,526	8,008
	Amorepacific Corp.	3,263	7,864
*	LG Display Co. Ltd.	233,506	7,673
^	Samsung SDS Co. Ltd.	29,829	7,214
	Samsung Life Insurance Co. Ltd.	64,716	6,647
	Samsung SDI Co. Ltd.	56,061	6,542
	Samsung C&T Corp.	127,960	6,484
	LG Electronics Inc.	111,997	6,205
	LG Household & Health Care Ltd.	9,663	6,054
	SK Innovation Co. Ltd.	62,972	5,348
	LG Corp.	92,692	5,216
	SK C&C Co. Ltd.	22,585	4,814
^	Daum Kakao Corp.	33,343	4,632
	Coway Co. Ltd.	57,156	4,581
	Hyundai Heavy Industries Co. Ltd.	44,635	4,574
	Korea Zinc Co. Ltd.	10,858	4,241
	SK Holdings Co. Ltd.	26,518	4,134
	Hyundai Steel Co.	68,180	4,091
	E-Mart Co. Ltd.	21,370	4,055
	Orion Corp.	3,791	3,617
*	KT Corp.	132,290	3,602
	AMOREPACIFIC Group	3,153	3,594
^	Hyundai Glovis Co. Ltd.	16,107	3,588
	Hankook Tire Co. Ltd.	74,280	3,572
	Samsung Electro-Mechanics Co. Ltd.	57,435	3,496
	Kangwon Land Inc.	116,834	3,445
*,^ Cheil Industries Inc.		26,479	3,293
	Hotel Shilla Co. Ltd.	33,879	3,144
	KCC Corp.	6,126	3,082
^	Samsung Heavy Industries Co. Ltd.	183,736	2,975
	Hyundai Engineering & Construction Co. Ltd.	73,942	2,926
	BS Financial Group Inc.	231,382	2,925
	Industrial Bank of Korea	232,351	2,729
	NCSoft Corp.	14,931	2,727
	Samsung Securities Co. Ltd.	62,519	2,697
*,^ Celltrion Inc.		69,315	2,571
	Hyundai Development Co-Engineering & Construction	65,071	2,545
	Lotte Shopping Co. Ltd.	11,710	2,534
	LG Uplus Corp.	222,495	2,453
	CJ CheilJedang Corp.	7,631	2,445
*	Woori Bank	303,726	2,444
	Lotte Chemical Corp.	15,238	2,404

	Dongbu Insurance Co. Ltd.	49,757	2,400
	S-Oil Corp.	42,797	2,354
	Hyundai Wia Corp.	16,767	2,339
	CJ Corp.	14,764	2,318
	GS Holdings Corp.	52,419	1,984
	Korea Investment Holdings Co. Ltd.	41,727	1,966
	Daewoo Securities Co. Ltd.	190,767	1,749
	Hyundai Department Store Co. Ltd.	16,098	1,745
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	96,693	1,705
*	Cheil Worldwide Inc.	92,734	1,671
	Hyosung Corp.	24,675	1,628
	S-1 Corp.	22,130	1,610
	Hanwha Life Insurance Co. Ltd.	220,030	1,561
	Hyundai Marine & Fire Insurance Co. Ltd.	61,600	1,466
	DGB Financial Group Inc.	152,363	1,461
	Lotte Confectionery Co. Ltd.	857	1,460
^	Kumho Petrochemical Co. Ltd.	17,907	1,458
^	Halla Visteon Climate Control Corp.	33,714	1,419
	Daelim Industrial Co. Ltd.	28,072	1,401
^	OCI Co. Ltd.	19,400	1,375
	SK Networks Co. Ltd.	159,594	1,367
	Hanwha Corp.	53,110	1,325
*	Korean Air Lines Co. Ltd.	30,161	1,309
	Woori Investment & Securities Co. Ltd.	129,276	1,302
*	Daewoo Engineering & Construction Co. Ltd.	207,477	1,281
*	Doosan Infracore Co. Ltd.	138,081	1,278
*,^ CJ Korea Express Co. Ltd.		7,153	1,253
	Samsung Card Co. Ltd.	35,805	1,245
	Yuhan Corp.	7,921	1,236
	Korea Gas Corp.	28,801	1,186
	Hyundai Securities Co. Ltd.	173,960	1,185
^	Paradise Co. Ltd.	49,031	1,172
	Daewoo International Corp.	46,160	1,154
*,^ Samsung Engineering Co. Ltd.		31,722	1,094
	Mirae Asset Securities Co. Ltd.	25,588	1,077
	Doosan Heavy Industries & Construction Co. Ltd.	50,371	1,069
*	Mando Corp.	6,837	1,031
	Shinsegae Co. Ltd.	6,983	1,024
*,^ GS Engineering & Construction Corp.		42,879	975
	LG Hausys Ltd.	5,927	967
	Lotte Chilsung Beverage Co. Ltd.	597	905
	Hanwha Chemical Corp.	80,780	904
*,^ NHN Entertainment Corp.		12,529	850
	Samsung Techwin Co. Ltd.	40,701	849
	LS Corp.	17,063	748
^	Hyundai Mipo Dockyard Co. Ltd.	10,336	725
	Doosan Corp.	7,522	712
	NongShim Co. Ltd.	3,301	697
*,^ Hyundai Merchant Marine Co. Ltd.		68,449	639
*,^ Hanjin Shipping Co. Ltd.		106,757	579
^	Hite Jinro Co. Ltd.	27,040	570
^	Samsung Fine Chemicals Co. Ltd.	18,299	569
^	Hyundai Hysco Co. Ltd.	7,988	559
	SKC Co. Ltd.	18,950	520
^	KEPCO Engineering & Construction Co. Inc.	12,527	486
	Halla Holdings Corp.	5,989	345
*	Kyongnam Bank	34,349	341

*	Hyundai Merchant Marine Rights Exp. 03/05/2015			10,513	29
					576,394
Total Common Stocks (Cost $6,334,925)					5,373,685
		Coupon
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.9%)
[3,4] Vanguard Market Liquidity Fund		0.133%		101,342,789	101,343

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Fannie Mae Discount Notes		0.170%	6/17/15	800	800
7	Federal Home Loan Bank Discount Notes	0.135%	3/20/15	600	600
7	Federal Home Loan Bank Discount Notes	0.160%	5/29/15	1,000	999
					2,399
Total Temporary Cash Investments (Cost $103,742)					103,742
Total Investments (101.9%) (Cost $6,438,667)					5,477,427
Other Assets and Liabilities-Net (-1.9%)[4]					(101,582)
Net Assets (100%)					5,375,845

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $94,267,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $99,708,000 of collateral received for securities on loan.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix

Pacific Stock Index Fund

system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	887	5,372,798	—
Temporary Cash Investments	101,343	2,399	—
Futures Contracts—Assets[1]	13	—	—
Forward Currency Contracts—Assets	—	313	—
Forward Currency Contracts—Liabilities	—	(371)	—
Total	102,243	5,375,139	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Pacific Stock Index Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Topix Index	March 2015	29	3,492	64
S&P ASX 200 Index	March 2015	15	1,619	189
				253

At January 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	3/17/15	JPY	1,540,836	USD	12,969	159
BNP Paribas	3/24/15	AUD	5,630	USD	4,606	(238)

Pacific Stock Index Fund

Morgan Stanley Capital
Services LLC	3/17/15	JPY	124,600	USD	1,052	10
Citibank, N.A.	3/17/15	USD	3,913	JPY	466,870	(65)
UBS AG	3/17/15	USD	3,283	JPY	390,447	(44)
Bank of America, N.A.	3/24/15	USD	2,037	AUD	2,514	86
Deutsche Bank AG	3/17/15	USD	1,957	JPY	228,650	9
BNP Paribas	3/17/15	USD	1,501	JPY	179,000	(24)
UBS AG	3/24/15	USD	1,036	AUD	1,272	49
						(58)
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2015, the cost of investment securities for tax purposes was $6,453,259,000. Net unrealized depreciation of investment securities for tax purposes was $975,832,000, consisting of unrealized gains of $530,199,000 on securities that had risen in value since their purchase and $1,506,031,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard European Stock Index Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Austria (0.3%)
Erste Group Bank AG	601,063	13,013
Voestalpine AG	228,151	8,125
ANDRITZ AG	148,205	8,022
OMV AG	291,576	7,249
* IMMOFINANZ AG	1,918,225	4,383
Vienna Insurance Group AG Wiener Versicherung Gruppe	78,301	3,323
^ Raiffeisen Bank International AG	237,469	2,775
^ Verbund AG	138,057	2,416
Telekom Austria AG	162,780	1,067
Strabag SE	30,356	673
		51,046
Belgium (2.1%)
Anheuser-Busch InBev NV	1,623,435	198,006
* KBC Groep NV	560,287	30,135
UCB SA	247,925	19,274
Delhaize Group SA	206,281	17,160
Solvay SA Class A	114,454	15,648
Ageas	428,429	14,671
Groupe Bruxelles Lambert SA	157,126	13,026
Belgacom SA	284,801	10,607
Umicore SA	208,026	8,712
RTL Group SA	79,378	7,514
Colruyt SA	134,125	6,186
* Telenet Group Holding NV	99,504	5,534
		346,473
Denmark (2.4%)
Novo Nordisk A/S Class B	3,962,390	176,606
Danske Bank A/S	1,600,866	41,434
AP Moeller - Maersk A/S Class B	13,705	27,694
Novozymes A/S	470,358	21,450
AP Moeller - Maersk A/S Class A	9,213	18,029
* Vestas Wind Systems A/S	448,912	17,442
Pandora A/S	243,023	17,373
Coloplast A/S Class B	203,977	16,079
Carlsberg A/S Class B	212,620	15,613
TDC A/S	1,626,840	12,040
DSV A/S	352,631	11,107
* ISS A/S	253,261	7,483
Chr Hansen Holding A/S	178,581	7,421
* Jyske Bank A/S	146,873	6,648
Tryg A/S	48,003	5,621
* William Demant Holding A/S	49,531	3,759
H Lundbeck A/S	117,075	2,378
Rockwool International A/S Class B	14,982	1,600
		409,777
Finland (1.4%)
Nokia Oyj	7,598,384	58,436
Sampo Oyj Class A	954,461	46,227

^ Kone Oyj Class B	770,266	34,741
Fortum Oyj	911,250	19,438
UPM-Kymmene Oyj	1,084,012	19,054
Wartsila OYJ Abp	319,378	14,806
Stora Enso Oyj	1,194,988	11,594
Metso Oyj	272,738	8,298
Neste Oil Oyj	260,668	7,249
Orion Oyj Class B	202,069	6,662
^ Nokian Renkaat Oyj	266,697	6,573
Kesko Oyj Class B	139,894	5,112
		238,190
France (14.0%)
Sanofi	2,329,288	214,622
Total SA	4,131,223	212,060
BNP Paribas SA	1,987,276	104,343
AXA SA	3,857,073	90,225
Schneider Electric SE	1,124,585	84,538
LVMH Moet Hennessy Louis Vuitton SA	509,671	81,968
Danone SA	1,134,025	76,106
Orange SA	3,665,352	64,485
GDF Suez	2,894,937	64,205
Vivendi SA	2,585,941	61,151
Airbus Group NV	1,127,646	60,081
Societe Generale SA	1,470,058	59,033
Vinci SA	925,967	48,645
Pernod Ricard SA	400,462	48,019
Air Liquide SA	359,116	45,274
L'Oreal SA	251,147	44,906
Essilor International SA	399,144	44,454
Air Liquide SA-PRIM	337,631	42,565
* L'Oreal SA Loyalty Line	232,325	41,541
Cie de Saint-Gobain	927,456	39,511
Carrefour SA	1,199,944	37,602
Cie Generale des Etablissements Michelin	380,747	37,078
Safran SA	532,343	35,454
Kering	150,115	30,288
Publicis Groupe SA	394,356	29,465
Legrand SA	540,565	28,977
Renault SA	378,895	28,958
Valeo SA	158,237	22,312
SES SA	605,481	22,057
Cap Gemini SA	299,417	21,732
* Alcatel-Lucent	5,622,089	19,459
Credit Agricole SA	1,597,902	18,951
^ Sodexo SA	184,318	18,287
Christian Dior SA	105,805	18,197
Accor SA	353,208	17,561
Klepierre	359,708	16,927
Veolia Environnement SA	899,914	16,486
Hermes International	48,403	16,427
Dassault Systemes	259,224	16,019
* Alstom SA	443,692	14,457
Bouygues SA	381,290	13,587
Lafarge SA (XPAR)	190,323	13,040
Zodiac Aerospace	391,190	12,974
Technip SA	219,679	12,829
Groupe Eurotunnel SE	933,527	12,534

*	Lafarge SA	180,106	12,340
	Natixis SA	1,897,769	12,070
	Suez Environnement Co.	654,290	12,027
	Edenred	409,917	11,781
	Eutelsat Communications SA	339,711	11,670
	AtoS	157,936	11,613
	Electricite de France SA	407,939	11,059
	Rexel SA	590,886	11,040
	Iliad SA	47,217	10,983
*	Peugeot SA	758,459	10,933
	Thales SA	206,534	10,877
*	Numericable-SFR	206,100	10,761
	STMicroelectronics NV	1,279,339	10,623
	Casino Guichard Perrachon SA	116,393	10,559
	Arkema SA	138,621	9,889
	Bureau Veritas SA	443,951	9,401
	Gecina SA	69,758	9,141
	SCOR SE	284,567	8,859
	Societe BIC SA	54,409	7,736
	Wendel SA	64,366	7,213
	Fonciere Des Regions	68,584	7,026
	Aeroports de Paris	58,478	7,017
	Lagardere SCA	237,091	6,485
	ICADE	71,739	6,262
*	Credit Agricole SA Loyalty Line	497,173	5,896
	CNP Assurances	335,169	5,884
	Eurazeo SA	79,297	5,558
	Vallourec SA	237,818	5,160
	JCDecaux SA	140,773	5,065
	Imerys SA	66,763	4,821
	Bollore SA	1,107,543	4,767
	Eiffage SA	83,196	4,051
	SEB SA	52,824	3,615
	Remy Cointreau SA	48,749	3,608
	Ipsen SA	69,622	3,543
	Societe Television Francaise 1	212,076	3,338
*	Electricite de France SA Loyalty Line	122,442	3,319
	BioMerieux	28,618	3,126
*,^ Air France-KLM		306,935	2,703
	Euler Hermes Group	26,738	2,618
			2,363,827
Germany (13.9%)
	Bayer AG	1,682,919	242,395
	Daimler AG	1,943,998	176,059
^	Siemens AG	1,612,038	170,292
	BASF SE	1,877,419	167,913
	Allianz SE	926,068	152,702
	SAP SE	1,818,527	118,692
	Deutsche Telekom AG	6,342,873	109,340
	Deutsche Bank AG	2,806,929	81,479
	Bayerische Motoren Werke AG	661,578	76,936
	Linde AG	376,496	72,126
	Volkswagen AG Preference Shares	312,431	69,700
	Deutsche Post AG	1,934,819	62,617
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	308,354	61,820
	E.ON SE	3,774,130	58,424
	Continental AG	219,181	49,458

Fresenius SE & Co. KGaA	797,648	45,655
Henkel AG & Co. KGaA Preference Shares	353,231	40,442
Fresenius Medical Care AG & Co. KGaA	428,988	31,794
adidas AG	425,282	29,263
Deutsche Boerse AG	372,997	28,602
RWE AG	980,900	27,210
Merck KGaA	261,616	26,140
Porsche Automobil Holding SE Preference Shares	311,451	26,101
Infineon Technologies AG	2,275,878	25,506
Henkel AG & Co. KGaA	236,750	24,225
* Commerzbank AG	1,913,451	22,941
* ThyssenKrupp AG	862,706	22,412
HeidelbergCement AG	286,856	21,095
ProSiebenSat.1 Media AG	433,590	19,194
Beiersdorf AG	203,515	17,863
Brenntag AG	314,873	17,140
GEA Group AG	366,848	16,582
Symrise AG	245,986	16,101
Deutsche Wohnen AG	583,335	15,153
Volkswagen AG	59,833	13,285
K&S AG	390,568	12,332
HUGO BOSS AG	94,894	12,252
Hannover Rueck SE	122,519	10,981
* QIAGEN NV	476,231	10,896
Wirecard AG	237,942	10,636
United Internet AG	239,628	10,381
MTU Aero Engines AG	103,397	9,459
LANXESS AG	184,722	8,854
* METRO AG	275,719	8,484
Deutsche Lufthansa AG	479,085	8,103
* OSRAM Licht AG	173,559	7,978
MAN SE	71,033	7,573
* TUI AG-New	405,882	7,018
TUI AG-DI	383,129	6,737
Telefonica Deutschland Holding AG	1,090,744	6,051
* Kabel Deutschland Holding AG	42,935	5,832
Fuchs Petrolub SE Preference Shares	140,441	5,776
Axel Springer SE	85,495	5,257
Fraport AG Frankfurt Airport Services Worldwide	74,377	4,545
Evonik Industries AG	142,468	4,518
HOCHTIEF AG	51,519	3,583
Bilfinger SE	66,924	3,496
Fielmann AG	51,351	3,490
Wacker Chemie AG	31,229	3,344
Celesio AG	105,797	3,134
Software AG	111,899	2,962
FUCHS PETROLUB SE	70,793	2,673
Talanx AG	76,653	2,335
^ Suedzucker AG	156,721	1,971
Puma SE	6,037	1,149
		2,348,457
Greece (0.1%)
* Hellenic Telecommunications Organization SA	492,805	4,064
OPAP SA	425,533	3,596
* National Bank of Greece SA	3,075,796	3,145
* Alpha Bank AE	8,136,546	2,973

*	Piraeus Bank SA	4,064,755	2,365
			16,143
Ireland (0.4%)
	Kerry Group plc Class A	296,494	21,488
*	Ryanair Holdings plc ADR	273,676	18,057
*	Bank of Ireland	56,108,077	16,887
	Smurfit Kappa Group plc	468,001	11,506
*,^ Irish Bank Resolution Corp. Ltd.		2,503,596	—
			67,938
Italy (3.5%)
	Eni SPA	4,999,941	84,142
	Intesa Sanpaolo SPA (Registered)	23,912,526	69,927
	Enel SPA	13,234,169	59,797
	UniCredit SPA	9,782,845	57,673
	Assicurazioni Generali SPA	2,564,641	54,129
*	Telecom Italia SPA (Registered)	21,246,929	24,688
*	Fiat Chrysler Automobiles NV	1,687,794	22,260
	Luxottica Group SPA	360,197	21,418
	Atlantia SPA	810,130	20,852
	Snam SPA	4,248,713	20,788
	CNH Industrial NV	1,859,274	14,154
*	Tenaris SA	960,140	13,549
	Terna Rete Elettrica Nazionale SPA	2,908,211	12,751
	Unione di Banche Italiane SCpA	1,770,890	12,181
	Telecom Italia SPA (Bearer)	12,760,892	12,051
	Pirelli & C. SPA	677,238	9,602
	Mediobanca SPA	1,086,284	9,410
	Banco Popolare SC	730,873	9,223
*	Finmeccanica SPA	775,614	8,471
	EXOR SPA	198,564	8,106
	Prysmian SPA	422,278	7,812
	Enel Green Power SPA	3,267,232	6,459
*	Mediaset SPA	1,400,257	6,359
	UnipolSai SPA	1,702,916	4,720
*,^ Saipem SPA		503,145	4,527
^	Banca Monte dei Paschi di Siena SPA	8,685,651	3,927
	Davide Campari-Milano SPA	575,637	3,902
^	Mediolanum SPA	499,964	3,555
	Salvatore Ferragamo SPA	94,236	2,728
^	GTECH SPA	128,762	2,531
	UnipolSai SPA B	729,478	2,026
	Parmalat SPA	664,128	1,881
	Buzzi Unicem SPA	138,360	1,699
			597,298
Netherlands (4.4%)
	Unilever NV	3,165,403	137,268
*	ING Groep NV	7,859,228	97,710
	ASML Holding NV	653,181	68,133
	Unibail-Rodamco SE	197,366	55,590
	Koninklijke Philips NV	1,897,017	52,310
	Akzo Nobel NV	492,261	35,463
	Heineken NV	445,444	33,243
	Koninklijke Ahold NV	1,814,851	32,756
	Reed Elsevier NV	1,261,820	30,850
	Aegon NV	3,868,652	27,572
	Koninklijke KPN NV	6,335,888	19,555

^	ArcelorMittal	2,028,446	19,379
	Koninklijke DSM NV	353,846	18,768
	Wolters Kluwer NV	601,719	17,975
*	Altice SA	171,682	14,339
	Heineken Holding NV	202,550	13,255
	Gemalto NV	160,191	11,599
	Randstad Holding NV	219,979	11,563
	Koninklijke Vopak NV	138,358	7,716
	Boskalis Westminster NV	156,103	6,901
	TNT Express NV	953,926	6,239
*,^ OCI NV		167,145	5,885
*	NN Group NV	155,336	4,216
*	SBM Offshore NV	368,395	4,019
	Fugro NV	153,053	3,319
			735,623
Norway (1.1%)
	Statoil ASA	1,938,596	32,464
	DNB ASA	2,179,874	31,583
	Telenor ASA	1,408,352	30,255
	Yara International ASA	361,544	18,823
	Norsk Hydro ASA	2,710,250	15,928
	Orkla ASA	1,588,998	11,711
	Schibsted ASA	164,739	10,612
	Marine Harvest ASA	591,684	7,740
^	Seadrill Ltd.	711,515	7,604
	Gjensidige Forsikring ASA	343,770	5,795
	Subsea 7 SA	571,415	4,861
*,2 Aker Solutions ASA		301,137	1,470
^	Akastor ASA	336,159	827
			179,673
Portugal (0.2%)
	EDP - Energias de Portugal SA	5,198,387	19,775
	Galp Energia SGPS SA	765,165	8,084
	Jeronimo Martins SGPS SA	507,055	5,454
*	Banco Comercial Portugues SA	75,941,897	5,348
	EDP Renovaveis SA	417,681	2,792
^	Portugal Telecom SGPS SA	1,032,028	719
*	Banco Espirito Santo SA	8,371,877	47
			42,219
Spain (5.0%)
*	Banco Santander SA	28,006,459	188,375
	Telefonica SA	8,090,516	121,321
	Banco Bilbao Vizcaya Argentaria SA	12,495,324	106,740
	Iberdrola SA	10,364,633	71,542
	Inditex SA	2,151,521	63,413
	Repsol SA	2,080,859	36,862
	Amadeus IT Holding SA	865,631	34,716
	Red Electrica Corp. SA	220,515	18,788
	Banco de Sabadell SA	7,124,717	18,005
*	CaixaBank SA	3,989,123	17,376
*	Ferrovial SA	852,065	16,904
	Abertis Infraestructuras SA	797,597	15,619
	Gas Natural SDG SA	627,135	14,721
	Grifols SA	338,070	14,182
*	Banco Popular Espanol SA	3,165,903	13,382
	Enagas SA	412,350	13,058

	Endesa SA	645,684	12,886
*	ACS Actividades de Construccion y Servicios SA	362,317	12,601
*	Bankia SA	9,383,632	12,273
	Bankinter SA	1,396,880	9,705
	Distribuidora Internacional de Alimentacion SA	1,193,751	7,729
	Mapfre SA	2,091,328	7,040
*	Mediaset Espana Comunicacion SA	480,489	5,850
	Zardoya Otis SA	360,073	4,101
*,^ Acerinox SA		255,348	3,801
*	Acciona SA	51,936	3,713
	Corp Financiera Alba SA	34,405	1,643
*	ACS Actividades de Construccion y Servicios SA Rights Exp. 02/12/2015	52,458	27
			846,373
Sweden (4.8%)
*	Nordea Bank AB	6,464,461	82,071
	Hennes & Mauritz AB Class B	1,932,182	79,484
	Telefonaktiebolaget LM Ericsson Class B	6,058,740	73,458
	Swedbank AB Class A	2,117,582	51,226
	Svenska Handelsbanken AB Class A	974,013	46,123
	Atlas Copco AB Class A	1,256,378	37,200
	Volvo AB Class B	3,100,182	36,295
	Skandinaviska Enskilda Banken AB Class A	2,949,710	35,519
	Assa Abloy AB Class B	634,691	34,663
	Investor AB Class B	919,568	33,462
	Svenska Cellulosa AB SCA Class B	1,182,659	28,507
	TeliaSonera AB	4,390,596	27,054
	Sandvik AB	2,187,430	22,961
	Atlas Copco AB Class B	799,060	21,855
	SKF AB	858,488	20,236
*	Hexagon AB Class B	516,303	16,348
	Skanska AB Class B	733,723	16,262
	Electrolux AB Class B	450,072	13,853
	Swedish Match AB	404,994	13,185
	Investment AB Kinnevik	417,906	12,488
	Alfa Laval AB	637,062	11,834
	Getinge AB	371,806	9,164
	Trelleborg AB Class B	491,607	8,891
	Boliden AB	558,640	8,727
^	Meda AB Class A	557,953	7,858
	Securitas AB Class B	628,769	7,664
	Elekta AB Class B	713,402	7,647
	Industrivarden AB Class A	390,577	7,315
	Tele2 AB	629,517	7,122
	Industrivarden AB	332,077	5,914
*	Lundin Petroleum AB	450,928	5,850
	Husqvarna AB	743,654	5,165
	Holmen AB	103,431	3,732
	Modern Times Group MTG AB Class B	108,918	3,083
	Ratos AB	444,538	2,777
^	Melker Schorling AB	20,799	1,103
			806,096
Switzerland (14.2%)
	Nestle SA	6,489,522	495,611
	Novartis AG	4,739,149	461,843
	Roche Holding AG	1,429,862	385,373
*	UBS Group AG	7,176,160	120,280

	Zurich Insurance Group AG	299,857	99,426
	ABB Ltd.	4,662,195	89,636
	Cie Financiere Richemont SA	1,036,466	86,108
	Credit Suisse Group AG	3,238,279	68,185
	Swiss Re AG	694,414	62,641
	Syngenta AG	186,742	60,828
	Givaudan SA	18,824	34,313
	Holcim Ltd.	461,901	32,293
	Swisscom AG	46,411	27,212
	Geberit AG	77,174	26,366
	Adecco SA	337,822	25,236
	Swatch Group AG (Bearer)	61,738	24,554
	Actelion Ltd.	197,185	21,781
	SGS SA	10,406	19,739
	Julius Baer Group Ltd.	445,143	18,110
	Sika AG	4,316	14,823
	Swiss Life Holding AG	65,697	14,661
	Kuehne & Nagel International AG	102,620	14,126
	Sonova Holding AG	105,175	13,818
	Schindler Holding AG	89,842	13,306
	Chocoladefabriken Lindt & Sprungli AG (Regular Shares)	208	13,103
	Aryzta AG	170,535	12,785
	Lonza Group AG	105,628	12,510
	Baloise Holding AG	94,778	12,337
*,^ Transocean Ltd.		699,952	11,173
	Chocoladefabriken Lindt & Sprungli AG (Participation Certificates)	1,929	10,041
	Swiss Prime Site AG	111,686	9,688
	Partners Group Holding AG	36,045	9,646
*	Dufry AG	65,558	9,631
	Clariant AG	540,791	8,688
	PSP Swiss Property AG	79,578	8,214
	Galenica AG	9,893	7,950
	Swatch Group AG (Registered)	98,517	7,242
	Schindler Holding AG (Registered)	42,310	6,161
	EMS-Chemie Holding AG	15,606	6,029
	GAM Holding AG	329,645	5,826
	Sulzer AG	47,447	5,024
	DKSH Holding AG	58,395	4,433
	Pargesa Holding SA	59,017	4,264
	Barry Callebaut AG	3,842	3,831
	Banque Cantonale Vaudoise	5,612	3,274
			2,402,119
United Kingdom (32.1%)
	HSBC Holdings plc	38,809,351	355,076
	BP plc	37,114,810	238,427
	GlaxoSmithKline plc	9,894,136	217,857
	British American Tobacco plc	3,793,439	214,012
*	Royal Dutch Shell plc Class A	6,405,803	195,221
	Vodafone Group plc	54,064,890	190,119
	AstraZeneca plc	2,568,270	182,824
	Royal Dutch Shell plc Class B	4,991,223	158,022
	Diageo plc	5,126,862	151,759
	Prudential plc	5,190,324	126,179
*	Lloyds Banking Group plc	109,941,070	121,795
	Barclays plc	33,353,496	117,139
	Rio Tinto plc	2,538,778	111,562
	Reckitt Benckiser Group plc	1,312,773	111,107

Unilever plc	2,455,353	108,119
National Grid plc	7,675,006	107,903
SABMiller plc	1,924,432	104,817
BT Group plc	16,532,295	103,718
BHP Billiton plc	4,299,824	93,395
BG Group plc	6,927,917	92,404
Imperial Tobacco Group plc	1,960,634	92,089
Shire plc	1,194,920	87,215
Glencore plc	21,695,618	80,894
WPP plc	2,707,967	59,550
Compass Group plc	3,399,785	58,616
Tesco plc	16,544,570	55,948
Standard Chartered plc	4,118,320	54,918
Rolls-Royce Holdings plc	3,809,863	50,900
BAE Systems plc	6,447,287	49,081
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,603,766	48,796
SSE plc	2,014,325	48,744
Legal & General Group plc	12,084,043	48,531
Aviva plc	5,984,739	47,482
Centrica plc	10,123,158	44,674
Anglo American plc London Shares	2,660,723	44,444
ARM Holdings plc	2,842,407	44,300
Reed Elsevier plc	2,336,696	40,568
Experian plc	2,021,206	35,616
Pearson plc	1,653,243	33,544
Associated British Foods plc	709,207	33,076
Smith & Nephew plc	1,832,541	32,680
Next plc	299,347	32,530
Old Mutual plc	10,000,162	31,199
Wolseley plc	536,418	31,094
Land Securities Group plc	1,596,303	30,595
Sky plc	2,132,498	29,738
Standard Life plc	4,889,876	29,544
Whitbread plc	365,728	27,452
CRH plc (XDUB)	1,135,535	27,396
British Land Co. plc	2,062,323	25,701
ITV plc	7,611,530	25,191
Kingfisher plc	4,851,143	24,955
Marks & Spencer Group plc	3,408,497	24,777
* Royal Bank of Scotland Group plc	4,397,846	23,879
Burberry Group plc	901,786	23,428
Capita plc	1,361,584	22,866
United Utilities Group plc	1,386,968	21,406
Johnson Matthey plc	415,629	20,333
Bunzl plc	675,334	19,238
InterContinental Hotels Group plc	481,927	19,218
GKN plc	3,316,948	18,319
London Stock Exchange Group plc	513,649	18,238
* International Consolidated Airlines Group SA (London Shares)	2,057,628	16,762
Friends Life Group Ltd.	2,799,123	16,738
Hammerson plc	1,613,490	16,696
Ashtead Group plc	1,024,938	16,678
Carnival plc	369,138	16,527
Randgold Resources Ltd.	186,337	15,993
Severn Trent plc	484,700	15,692
Sage Group plc	2,120,870	15,289
Persimmon plc	623,791	14,933

Travis Perkins plc	501,375	14,468
Direct Line Insurance Group plc	3,035,680	14,236
* RSA Insurance Group plc	2,047,159	13,969
Barratt Developments plc	2,007,627	13,820
3i Group plc	1,965,987	13,558
G4S plc	3,145,067	13,477
St. James's Place plc	1,046,778	13,468
Smiths Group plc	793,048	13,422
Taylor Wimpey plc	6,590,107	13,388
Mondi plc	742,142	13,239
Meggitt plc	1,633,561	13,206
Aberdeen Asset Management plc	2,010,252	13,196
easyJet plc	442,417	12,336
WM Morrison Supermarkets plc	4,400,736	11,874
Provident Financial plc	297,674	11,794
Cobham plc	2,320,860	11,377
Aggreko plc	485,604	11,325
Intertek Group plc	324,359	11,171
^ J Sainsbury plc	2,881,622	11,042
Croda International plc	273,466	10,921
Weir Group plc	432,733	10,910
Inmarsat plc	865,179	10,841
IMI plc	556,500	10,657
Intu Properties plc	1,875,955	10,295
Informa plc	1,312,502	10,092
Tullow Oil plc	1,824,136	10,035
Schroders plc	230,305	10,008
William Hill plc	1,764,883	9,999
Tate & Lyle plc	952,498	9,714
Hikma Pharmaceuticals plc	273,578	9,694
Berkeley Group Holdings plc	257,397	9,382
Segro plc	1,509,383	9,347
Amec Foster Wheeler plc	779,256	9,317
DCC plc	171,258	9,074
Rexam plc	1,416,320	9,051
* CRH plc (XLON)	369,160	8,919
Admiral Group plc	400,948	8,722
Investec plc	1,037,604	8,718
Melrose Industries plc	2,186,742	8,705
Royal Mail plc	1,258,104	8,223
Babcock International Group plc	510,176	7,715
ICAP plc	1,098,508	7,714
Antofagasta plc	723,268	7,052
Daily Mail & General Trust plc	536,609	6,952
2 Merlin Entertainments plc	1,141,386	6,931
Hargreaves Lansdown plc	443,765	6,727
Rentokil Initial plc	3,686,604	6,712
* Coca-Cola HBC AG	402,743	6,473
John Wood Group plc	726,363	6,239
Petrofac Ltd.	532,133	5,638
* Sports Direct International plc	504,221	5,377
TalkTalk Telecom Group plc	1,065,130	5,087
Fresnillo plc	345,626	4,669
Drax Group plc	819,541	4,447
* Polyus Gold International Ltd.	1,438,011	4,197
* Polymetal International plc	437,422	3,939
* Indivior plc	1,314,763	3,446

^ Ashmore Group plc			788,190	3,317
Serco Group plc			1,106,571	2,564
Vedanta Resources plc			202,196	1,130
				5,418,842
Total Common Stocks (Cost $20,118,675)				16,870,094
	Coupon
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.6%)
[3,4] Vanguard Market Liquidity Fund	0.133%		273,604,578	273,605

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.097%	2/27/15	1,200	1,200
[5,6] Federal Home Loan Bank Discount Notes	0.120%	4/6/15	1,000	1,000
[5,7] Federal Home Loan Bank Discount Notes	0.100%	4/24/15	1,700	1,699
[5,6] Federal Home Loan Bank Discount Notes	0.140%	7/8/15	500	500
				4,399
Total Temporary Cash Investments (Cost $278,004)				278,004
Total Investments (101.5%) (Cost $20,396,679)				17,148,098
Other Assets and Liabilities-Net (-1.5%)[4]				(256,682)
Net Assets (100%)				16,891,416

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $243,459,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate value of these securities was $8,401,000.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $259,069,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,304,000 have been segregated as collateral for open forward currency contracts.
7 Securities with a value of $1,600,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired

European Stock Index Fund

over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,057	16,852,037	—
Temporary Cash Investments	273,605	4,399	—
Futures Contracts—Liabilities[1]	(177)	—	—
Forward Currency Contracts—Assets	—	1,370	—
Forward Currency Contracts—Liabilities	—	(3,111)	—
Total	291,485	16,854,695	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

European Stock Index Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2015	349	13,189	387
FTSE 100 Index	March 2015	112	11,281	242
				629

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

European Stock Index Fund

At January 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	3/25/15	EUR	10,820	USD	13,275	(1,042)
Bank of America, N.A.	3/25/15	EUR	9,729	USD	12,178	(1,179)
UBS AG	3/25/15	GBP	7,421	USD	11,665	(492)
Deutsche Bank AG	3/25/15	GBP	7,254	USD	11,320	(398)
UBS AG	3/25/15	USD	12,384	EUR	10,117	946
The Toronto-Dominion Bank	3/25/15	USD	12,173	GBP	7,804	424
						(1,741)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At January 31, 2015, the counterparty had deposited in segregated accounts securities with a value of $515,000 in connection with amounts due to the fund for open forward currency contracts.

E. At January 31, 2015, the cost of investment securities for tax purposes was $20,403,683,000. Net unrealized depreciation of investment securities for tax purposes was $3,255,585,000, consisting of unrealized gains of $1,012,447,000 on securities that had risen in value since their purchase and $4,268,032,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Brazil (9.8%)
Ambev SA	51,587,355	339,426
Itau Unibanco Holding SA ADR	24,956,671	302,475
BRF SA	12,548,464	299,677
Itau Unibanco Holding SA Preference Shares	22,280,186	273,424
Banco Bradesco SA Preference Shares	19,723,186	248,617
Banco Bradesco SA ADR	19,057,055	237,832
Ambev SA ADR	34,660,097	228,063
Cielo SA	13,413,960	199,828
Itausa - Investimentos Itau SA Preference Shares	58,318,478	199,254
Petroleo Brasileiro SA Preference Shares	47,340,786	144,094
Petroleo Brasileiro SA	47,810,197	143,287
Ultrapar Participacoes SA	7,124,495	140,489
Kroton Educacional SA	28,276,080	130,185
Banco do Brasil SA	15,883,885	122,426
BB Seguridade Participacoes SA	11,192,778	122,265
Vale SA Class B Pfd. ADR	19,241,880	120,454
Banco Bradesco SA	9,337,571	116,878
BM&FBovespa SA	33,702,149	114,082
Vale SA Preference Shares	16,938,886	105,012
Petroleo Brasileiro SA ADR	16,373,648	100,698
CCR SA	15,995,776	91,226
^ Vale SA Class B ADR	12,352,479	86,838
BRF SA ADR	3,623,300	85,945
Vale SA	12,160,112	84,897
Telefonica Brasil SA Preference Shares	3,729,932	68,955
Petroleo Brasileiro SA ADR Series A	10,666,614	64,106
WEG SA	5,278,850	62,990
Embraer SA	7,046,682	62,575
Lojas Renner SA	2,332,472	61,421
Souza Cruz SA	7,032,979	58,946
JBS SA	13,624,306	58,151
Lojas Americanas SA Preference Shares	9,664,767	55,999
Embraer SA ADR	1,513,882	53,380
CETIP SA - Mercados Organizados	4,070,899	52,327
Klabin SA	10,047,630	51,438
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,499,116	49,992
* Fibria Celulose SA	4,018,340	48,699
* Hypermarcas SA	6,873,490	46,746
Grupo BTG Pactual	4,752,464	46,607
Raia Drogasil SA	4,739,925	45,394
Tractebel Energia SA	3,885,301	45,178
BR Malls Participacoes SA	7,915,999	45,067
Itau Unibanco Holding SA	3,627,955	40,627
Tim Participacoes SA	9,031,742	39,711
* Qualicorp SA	3,906,100	38,721
Natura Cosmeticos SA	3,286,339	38,382
Cia Brasileira de Distribuicao ADR	1,169,040	38,356
Cia Energetica de Minas Gerais Preference Shares	8,572,689	38,064
Localiza Rent a Car SA	2,597,023	33,828

^ Telefonica Brasil SA ADR	1,749,759	32,266
TOTVS SA	2,526,929	31,646
Gerdau SA Preference Shares	9,135,462	31,083
Cia Energetica de Sao Paulo Preference Shares	3,436,886	30,094
Estacio Participacoes SA	4,745,100	29,548
CPFL Energia SA	4,441,502	28,007
Tim Participacoes SA ADR	1,247,788	27,539
Multiplan Empreendimentos Imobiliarios SA	1,457,439	26,072
M Dias Branco SA	825,817	25,426
Gerdau SA ADR	6,860,853	23,670
Cia Energetica de Minas Gerais ADR	5,061,339	22,827
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,291,898	21,319
Suzano Papel e Celulose SA Preference Shares Class A	5,180,400	21,072
Cosan SA Industria e Comercio	2,157,101	19,800
Metalurgica Gerdau SA Preference Shares Class A	5,324,191	19,595
Bradespar SA Preference Shares	4,360,963	18,898
Porto Seguro SA	1,866,848	18,823
Sul America SA	4,385,055	18,700
^ Cia Paranaense de Energia ADR	1,520,506	17,638
Cia Hering	2,568,933	17,415
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,464,602	16,838
* B2W Cia Digital	1,903,100	16,257
* Via Varejo SA	2,369,300	15,586
MRV Engenharia e Participacoes SA	5,837,066	15,102
Duratex SA	5,404,115	14,942
EDP - Energias do Brasil SA	4,556,421	14,647
EcoRodovias Infraestrutura e Logistica SA	3,700,499	14,273
Lojas Americanas SA	3,232,941	14,091
* Usinas Siderurgicas de Minas Gerais SA	2,213,944	14,035
Cia de Saneamento Basico do Estado de Sao Paulo	2,755,186	13,731
ALL - America Latina Logistica SA	8,873,866	12,794
^ Cia Siderurgica Nacional SA ADR	8,447,702	12,672
Multiplus SA	906,035	11,717
BR Properties SA	3,477,720	11,573
Transmissora Alianca de Energia Eletrica SA	1,560,986	11,449
AES Tiete SA Preference Shares	1,777,496	10,980
Centrais Eletricas Brasileiras SA	5,397,752	10,358
* Oi SA Preference Shares	5,405,362	9,969
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	7,656,378	9,559
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	603,017	8,816
Cia Siderurgica Nacional SA	5,027,948	7,795
Cia Energetica de Minas Gerais	1,649,434	7,747
Braskem SA ADR	727,109	6,849
Gerdau SA	2,461,576	6,820
CPFL Energia SA ADR	530,403	6,635
Braskem SA Preference Shares	1,397,378	6,486
Centrais Eletricas Brasileiras SA Preference Shares	2,821,151	6,473
Light SA	1,164,753	6,154
AES Tiete SA	990,305	5,040
Guararapes Confeccoes SA	162,220	4,743
Cia Paranaense de Energia Preference Shares	399,554	4,630
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	273,619	4,568
* Oi SA	2,266,249	4,557
Arteris SA	898,291	4,126
* Fibria Celulose SA ADR	269,506	3,269
Centrais Eletricas Brasileiras SA ADR Preference Shares	1,391,154	3,200
Cia Paranaense de Energia	382,500	3,108

* Cosan Logistica SA	2,161,701	1,771
Oi SA ADR Preference Shares	600,228	1,182
^ Centrais Eletricas Brasileiras SA ADR	595,104	1,119
Oi SA ADR	40,993	84
		6,120,215
Chile (1.4%)
Empresas COPEC SA	6,927,128	78,460
Enersis SA ADR	4,052,159	61,795
SACI Falabella	8,807,581	57,781
* Latam Airlines Group SA	5,137,031	54,135
Cencosud SA	21,045,624	51,623
Enersis SA	163,962,717	50,766
Empresas CMPC SA	20,282,216	50,381
Empresa Nacional de Electricidad SA ADR	1,155,587	49,344
Banco de Chile	441,407,056	48,724
Empresa Nacional de Electricidad SA	27,733,420	39,696
Colbun SA	127,323,428	34,645
Corpbanca SA	3,103,556,305	34,348
Banco de Credito e Inversiones	786,742	32,945
Aguas Andinas SA Class A	56,749,542	32,504
Banco Santander Chile ADR	1,550,173	29,515
Cia Cervecerias Unidas SA	2,918,886	26,686
Banco Santander Chile	544,089,640	25,801
AES Gener SA	48,531,154	25,022
Sociedad Quimica y Minera de Chile SA ADR	1,002,711	23,925
ENTEL Chile SA	2,161,597	20,239
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	663,282	15,820
Embotelladora Andina SA Preference Shares	4,570,765	12,865
* Latam Airlines Group SA	739,267	7,635
CAP SA	1,430,081	3,521
* Latam Airlines Group SA ADR	335,113	3,475
		871,651
China (24.7%)
* Tencent Holdings Ltd.	84,854,360	1,431,201
China Mobile Ltd.	96,341,067	1,262,886
China Construction Bank Corp.	1,335,285,913	1,068,871
Industrial & Commercial Bank of China Ltd.	1,332,911,003	950,535
Bank of China Ltd.	1,393,147,177	777,737
China Life Insurance Co. Ltd.	136,983,470	530,824
Ping An Insurance Group Co. of China Ltd.	45,918,988	486,692
PetroChina Co. Ltd.	388,549,479	421,926
CNOOC Ltd.	296,035,252	392,799
China Petroleum & Chemical Corp.	469,759,372	371,691
Agricultural Bank of China Ltd.	479,518,065	234,155
China Pacific Insurance Group Co. Ltd.	47,558,594	228,555
China Overseas Land & Investment Ltd.	75,754,276	218,437
China Merchants Bank Co. Ltd.	85,198,905	190,164
China Telecom Corp. Ltd.	300,451,683	177,683
CITIC Ltd.	101,450,674	174,621
China Shenhua Energy Co. Ltd.	63,385,425	173,995
Hengan International Group Co. Ltd.	13,625,400	161,735
China Unicom Hong Kong Ltd.	104,814,248	156,886
Lenovo Group Ltd.	118,794,109	152,959
China Minsheng Banking Corp. Ltd.	113,145,241	137,343
Bank of Communications Co. Ltd.	148,664,345	124,805
PICC Property & Casualty Co. Ltd.	60,723,895	118,431

	Great Wall Motor Co. Ltd.	19,169,000	109,414
	Belle International Holdings Ltd.	96,622,500	109,370
	China Resources Land Ltd.	42,539,022	108,825
	China CITIC Bank Corp. Ltd.	141,163,719	104,389
	China Resources Power Holdings Co. Ltd.	35,287,048	98,803
^,* Hanergy Thin Film Power Group Ltd.		207,368,000	96,333
	Brilliance China Automotive Holdings Ltd.	51,136,700	93,796
	China Communications Construction Co. Ltd.	82,068,504	89,158
	Huaneng Power International Inc.	62,538,978	87,535
	ENN Energy Holdings Ltd.	13,726,400	81,140
	Dongfeng Motor Group Co. Ltd.	55,118,744	79,715
	China Merchants Holdings International Co. Ltd.	21,334,610	78,402
	New China Life Insurance Co. Ltd.	13,180,619	75,915
^	Anhui Conch Cement Co. Ltd.	22,364,952	74,868
	Beijing Enterprises Holdings Ltd.	9,646,000	73,643
	China Everbright International Ltd.	49,175,000	72,554
	Sinopharm Group Co. Ltd.	19,332,700	70,392
	CITIC Securities Co. Ltd.	21,654,200	69,569
	China Longyuan Power Group Corp. Ltd.	62,792,800	67,394
^	Haitong Securities Co. Ltd.	27,732,600	60,091
*	China Taiping Insurance Holdings Co. Ltd.	18,465,020	56,795
	Guangdong Investment Ltd.	41,754,080	56,048
	China Oilfield Services Ltd.	34,071,800	56,044
	Kunlun Energy Co. Ltd.	52,055,230	54,201
	Zhuzhou CSR Times Electric Co. Ltd.	9,496,000	52,973
^,* China Vanke Co. Ltd.		24,437,741	52,953
	Sino Biopharmaceutical Ltd.	52,436,373	52,383
	China National Building Material Co. Ltd.	54,056,960	51,967
	China Railway Group Ltd.	70,938,408	51,781
	China Resources Enterprise Ltd.	22,457,860	49,169
	Shimao Property Holdings Ltd.	23,223,957	48,747
*,2 CGN Power Co. Ltd.		114,740,878	48,695
	Tsingtao Brewery Co. Ltd.	7,106,000	47,556
	Beijing Enterprises Water Group Ltd.	71,252,000	46,779
^	Byd Co. Ltd.	12,705,781	46,145
^	Evergrande Real Estate Group Ltd.	110,411,785	45,829
	China State Construction International Holdings Ltd.	29,158,872	44,697
	COSCO Pacific Ltd.	30,425,788	44,029
	Sino-Ocean Land Holdings Ltd.	68,506,302	43,807
	Sihuan Pharmaceutical Holdings Group Ltd.	67,637,000	43,542
	China Gas Holdings Ltd.	28,111,900	43,448
^,* GCL-Poly Energy Holdings Ltd.		198,036,000	43,001
^	China Coal Energy Co. Ltd.	77,905,800	42,918
	CSPC Pharmaceutical Group Ltd.	50,754,457	42,816
	Country Garden Holdings Co. Ltd.	105,020,728	41,846
^	CSR Corp. Ltd.	34,459,377	41,685
	Jiangxi Copper Co. Ltd.	25,356,898	41,272
	China Railway Construction Corp. Ltd.	35,095,265	40,226
	Chongqing Changan Automobile Co. Ltd. Class B	15,800,962	39,524
	Fosun International Ltd.	26,966,737	37,662
	Haier Electronics Group Co. Ltd.	14,008,000	37,618
	Guangzhou Automobile Group Co. Ltd.	41,354,584	37,497
	Shenzhou International Group Holdings Ltd.	10,141,065	36,848
	Weichai Power Co. Ltd.	9,226,820	36,502
	Zijin Mining Group Co. Ltd.	117,143,680	35,671
	Zhejiang Expressway Co. Ltd.	28,026,704	35,666
	China Everbright Ltd.	16,456,010	35,587

	Geely Automobile Holdings Ltd.	84,777,300	34,732
^,* Aluminum Corp. of China Ltd.		74,659,220	33,706
2	People's Insurance Co. Group of China Ltd.	68,443,000	33,326
	Chongqing Rural Commercial Bank Co. Ltd.	53,523,461	32,762
*	China Everbright Bank Co. Ltd.	61,429,472	32,739
	Air China Ltd.	33,804,748	32,433
	Longfor Properties Co. Ltd.	24,677,580	32,420
^	Kingsoft Corp. Ltd.	13,538,000	32,262
	Shanghai Electric Group Co. Ltd.	52,461,756	32,167
*,2 Dalian Wanda Commercial Properties Co. Ltd.		5,024,800	31,047
	China Resources Gas Group Ltd.	12,356,100	30,074
^	Yanzhou Coal Mining Co. Ltd.	37,541,320	29,854
	GOME Electrical Appliances Holding Ltd.	216,603,805	29,816
	Datang International Power Generation Co. Ltd.	54,520,568	29,809
	Jiangsu Expressway Co. Ltd.	23,544,139	29,223
	Shenzhen International Holdings Ltd.	20,008,000	28,835
	ANTA Sports Products Ltd.	16,216,000	28,501
*	China Cinda Asset Management Co. Ltd.	57,925,000	27,398
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	7,460,500	26,928
	Huadian Power International Corp. Ltd.	29,768,000	26,923
^	Beijing Capital International Airport Co. Ltd.	28,316,564	26,905
	Shandong Weigao Group Medical Polymer Co. Ltd.	34,053,800	26,721
	Inner Mongolia Yitai Coal Co. Ltd. Class B	18,947,298	26,720
	AviChina Industry & Technology Co. Ltd.	40,672,000	26,280
	Shanghai Industrial Holdings Ltd.	8,770,445	25,911
	ZTE Corp.	11,649,128	25,548
	Far East Horizon Ltd.	29,416,010	25,062
^,* China COSCO Holdings Co. Ltd.		49,285,500	24,361
	Sinotrans Ltd.	34,201,000	24,185
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	10,010,416	24,063
^,2 China Galaxy Securities Co. Ltd.		21,950,000	23,371
	Shanghai Pharmaceuticals Holding Co. Ltd.	10,568,900	22,886
^	Huadian Fuxin Energy Corp. Ltd.	48,031,852	22,637
	Yuexiu Property Co. Ltd.	115,779,732	22,502
^	Huaneng Renewables Corp. Ltd.	62,820,000	22,441
*	China Shipping Container Lines Co. Ltd.	71,342,618	22,389
	China International Marine Containers Group Co. Ltd.	11,203,298	21,514
	Nine Dragons Paper Holdings Ltd.	29,137,000	21,404
	China Communications Services Corp. Ltd.	47,153,973	21,234
	China Resources Cement Holdings Ltd.	35,628,686	21,144
	BBMG Corp.	23,311,500	20,401
^	Kingboard Chemical Holdings Ltd.	12,600,171	20,379
^	China Huishan Dairy Holdings Co. Ltd.	126,999,365	20,301
	Haitian International Holdings Ltd.	10,405,000	20,173
	SOHO China Ltd.	29,012,006	20,149
	TravelSky Technology Ltd.	18,982,000	20,028
	Guangzhou R&F Properties Co. Ltd.	17,653,700	20,015
^	Sinopec Shanghai Petrochemical Co. Ltd.	68,222,788	19,746
	Franshion Properties China Ltd.	65,982,094	19,372
	China Southern Airlines Co. Ltd.	31,578,000	16,815
^,* China Shipping Development Co. Ltd.		23,602,021	16,793
^	Metallurgical Corp. of China Ltd.	53,912,937	16,638
^	Agile Property Holdings Ltd.	26,896,887	16,384
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	26,004,179	15,944
^	China Molybdenum Co. Ltd.	25,185,000	15,934
	Poly Property Group Co. Ltd.	34,130,900	15,679
	China Agri-Industries Holdings Ltd.	38,211,961	15,434

^	Beijing Jingneng Clean Energy Co. Ltd.	38,342,000	15,332
*	China Eastern Airlines Corp. Ltd.	29,894,000	15,161
	Angang Steel Co. Ltd.	20,382,374	15,157
^,* Luye Pharma Group Ltd.		12,356,500	14,748
2	Sinopec Engineering Group Co. Ltd.	20,561,772	14,680
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	4,092,000	14,491
^	Golden Eagle Retail Group Ltd.	11,740,000	13,995
	Lee & Man Paper Manufacturing Ltd.	26,589,000	13,960
^	Dongfang Electric Corp. Ltd.	6,322,830	13,867
	KWG Property Holding Ltd.	21,397,500	13,666
	Guangshen Railway Co. Ltd.	26,392,000	13,649
^	China South City Holdings Ltd.	41,694,000	13,638
^	Xinjiang Goldwind Science & Technology Co. Ltd.	8,230,200	13,121
^,* Renhe Commercial Holdings Co. Ltd.		288,622,999	13,027
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,882,587	12,734
*,2 BAIC Motor Corp. Ltd.		11,245,200	12,591
^	Greentown China Holdings Ltd.	14,346,500	12,514
^,* Li Ning Co. Ltd.		28,576,291	12,469
	China BlueChemical Ltd.	35,163,405	12,224
^	Huishang Bank	26,849,380	11,692
^	China Zhongwang Holdings Ltd.	26,391,286	11,575
	Shenzhen Expressway Co. Ltd.	14,818,000	11,522
	CSG Holding Co. Ltd. Class B	15,649,252	11,387
*,2 Shengjing Bank Co. Ltd.		11,426,004	11,157
	Shenzhen Investment Ltd.	38,275,000	11,047
	Weifu High-Technology Group Co. Ltd. Class B	2,992,253	10,934
^	Zhongsheng Group Holdings Ltd.	12,414,000	10,800
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	4,600,075	10,661
	China Merchants Property Development Co. Ltd. Class B	4,178,770	10,503
*	Hopson Development Holdings Ltd.	11,668,000	10,345
^	China Hongqiao Group Ltd.	16,294,256	10,285
^,* China Yurun Food Group Ltd.		26,497,149	10,186
	Guangdong Electric Power Development Co. Ltd. Class B	13,330,537	10,131
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,790,169	9,906
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	18,121,057	9,601
	Dazhong Transportation Group Co. Ltd. Class B	11,357,506	9,503
^	China Dongxiang Group Co. Ltd.	55,466,000	9,429
^	Zhaojin Mining Industry Co. Ltd.	15,306,000	9,328
*	BOE Technology Group Co. Ltd. Class B	28,217,600	9,063
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	4,293,029	8,755
^,* Maanshan Iron & Steel Co. Ltd.		31,848,000	8,652
^	Harbin Electric Co. Ltd.	11,938,000	8,552
	Jiangling Motors Corp. Ltd. Class B	1,720,246	8,376
^,* China Conch Venture Holdings Ltd.		3,936,000	8,331
^,*,
	2 Tianhe Chemicals Group Ltd.	57,360,542	8,296
^	CIMC Enric Holdings Ltd.	10,573,713	8,142
	Sichuan Expressway Co. Ltd.	18,632,000	7,837
	Anhui Expressway Co. Ltd.	10,678,000	7,737
	Kingboard Laminates Holdings Ltd.	17,257,000	7,310
^	China Machinery Engineering Corp.	8,117,639	6,888
^	Biostime International Holdings Ltd.	2,532,000	6,883
	Shandong Chenming Paper Holdings Ltd. Class B	11,946,985	6,729
^	Sinotruk Hong Kong Ltd.	12,173,000	6,679
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,272,024	6,655
	Wumart Stores Inc.	9,390,000	6,638
^,* CITIC Resources Holdings Ltd.		50,156,000	6,579

	Shanghai Bailian Group Co. Ltd. Class B	3,823,241	6,435
^	Bosideng International Holdings Ltd.	47,000,000	6,036
	Anhui Gujing Distillery Co. Ltd. Class B	2,030,659	6,020
*	Shanghai Haixin Group Co. Class B	8,925,019	5,382
^,* Sinofert Holdings Ltd.		28,510,000	5,210
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,595,918	5,049
	China National Materials Co. Ltd.	18,104,000	4,767
	Beijing North Star Co. Ltd.	14,830,000	4,675
^	Tianjin Capital Environmental Protection Group Co. Ltd.	6,920,000	4,615
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	5,339,915	4,604
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	8,649,032	4,573
^,* China Foods Ltd.		12,701,506	4,189
*	Huadian Energy Co. Ltd. Class B	9,190,269	4,074
	Foshan Electrical and Lighting Co. Ltd. Class B	4,592,770	3,999
	Double Coin Holdings Ltd. Class B	5,030,634	3,874
^,* Lianhua Supermarket Holdings Co. Ltd.		7,696,000	3,720
^,* Sany Heavy Equipment International Holdings Co. Ltd.		16,931,000	3,638
	Shandong Chenming Paper Holdings Ltd.	7,243,000	3,568
	Bengang Steel Plates Co. Class B	8,157,311	3,054
	Jinzhou Port Co. Ltd. Class B	4,698,200	2,283
			15,401,465
Colombia (0.7%)
	Bancolombia SA ADR	1,686,469	78,033
	Grupo de Inversiones Suramericana SA	4,372,632	63,439
	Almacenes Exito SA	4,168,297	42,708
^	Ecopetrol SA ADR	2,308,158	37,623
	Ecopetrol SA	45,745,551	36,653
	Corp Financiera Colombiana SA	1,895,899	28,796
	Cementos Argos SA	7,600,524	28,658
	Grupo Aval Acciones y Valores Preference Shares	52,443,857	27,619
	Grupo de Inversiones Suramericana SA Preference Shares	1,835,533	26,179
	Bancolombia SA Preference Shares	1,663,227	19,686
*	Cemex Latam Holdings SA	3,098,768	19,329
	Interconexion Electrica SA ESP	6,202,337	19,064
	Isagen SA ESP	15,357,342	18,158
	Grupo Aval Acciones y Valores ADR	751,667	7,765
			453,710
Czech Republic (0.2%)
	CEZ AS	2,999,665	70,211
	Komercni banka as	283,662	57,726
	O2 Czech Republic AS	1,200,734	10,620
			138,557
Egypt (0.3%)
	Commercial International Bank Egypt SAE	11,191,667	81,081
*	Global Telecom Holding SAE GDR	9,175,935	26,470
*	Egyptian Financial Group-Hermes Holding Co.	8,843,291	20,590
	Talaat Moustafa Group	8,888,581	13,417
*	ElSwedy Electric Co.	1,404,660	9,420
	Telecom Egypt Co.	4,586,714	7,383
	Juhayna Food Industries	3,948,438	5,483
*	Egypt Kuwait Holding Co. SAE	6,954,668	4,993
	Sidi Kerir Petrochemicals Co.	2,236,241	4,474
*	Ezz Steel	2,127,653	4,287
*	Global Telecom Holding SAE	1,722,880	1,055
			178,653

Hungary (0.2%)
OTP Bank plc	3,509,161	46,532
Richter Gedeon Nyrt	2,606,339	35,366
MOL Hungarian Oil & Gas plc	879,331	35,193
* Magyar Telekom Telecommunications plc	7,853,309	10,189
		127,280
India (12.5%)
Infosys Ltd.	17,557,298	603,477
Housing Development Finance Corp. Ltd.	28,733,321	583,883
Reliance Industries Ltd.	29,223,299	431,104
Tata Consultancy Services Ltd.	8,596,175	344,278
* ICICI Bank Ltd.	51,973,085	301,941
HDFC Bank Ltd.	12,473,642	215,742
Oil & Natural Gas Corp. Ltd.	37,575,342	212,428
Sun Pharmaceutical Industries Ltd.	14,297,510	211,506
ITC Ltd.	35,273,439	209,199
* Axis Bank Ltd.	21,009,814	199,024
Hindustan Unilever Ltd.	13,220,963	199,014
Tata Motors Ltd.	17,710,053	167,016
Bharti Airtel Ltd.	23,891,247	143,907
HCL Technologies Ltd.	4,903,471	141,507
HDFC Bank Ltd. ADR	2,365,360	134,778
* State Bank of India	26,938,700	133,974
Kotak Mahindra Bank Ltd.	5,616,984	119,561
Mahindra & Mahindra Ltd.	5,688,516	115,896
Larsen & Toubro Ltd.	4,098,816	112,184
Tech Mahindra Ltd.	2,069,388	95,743
NTPC Ltd.	36,923,562	85,459
Hero MotoCorp Ltd.	1,805,339	83,330
Sesa Sterlite Ltd.	24,743,253	80,314
Asian Paints Ltd.	5,304,518	73,357
Maruti Suzuki India Ltd.	1,193,591	70,196
Cipla Ltd.	6,196,795	69,480
* Coal India Ltd.	11,945,409	69,299
Power Grid Corp. of India Ltd.	28,718,880	68,486
Idea Cellular Ltd.	26,342,283	65,727
* United Spirits Ltd.	1,160,497	64,766
IndusInd Bank Ltd.	4,610,447	64,672
Ultratech Cement Ltd.	1,252,763	63,478
Lupin Ltd.	2,419,852	61,925
Zee Entertainment Enterprises Ltd.	9,914,385	60,165
^ Wipro Ltd. ADR	4,190,561	53,891
Bharat Heavy Electricals Ltd.	11,252,381	52,789
Bajaj Auto Ltd.	1,336,468	51,524
Adani Enterprises Ltd.	5,012,958	50,548
Adani Ports & Special Economic Zone Ltd.	9,067,173	49,823
Aurobindo Pharma Ltd.	2,452,318	49,340
Bharti Infratel Ltd.	8,424,905	49,091
Nestle India Ltd.	420,387	48,280
Wipro Ltd.	4,905,628	47,891
Yes Bank Ltd.	3,353,845	46,557
Dr Reddy's Laboratories Ltd. ADR	908,687	45,861
Ambuja Cements Ltd.	11,196,180	44,884
Shriram Transport Finance Co. Ltd.	2,356,861	43,336
IDFC Ltd.	14,589,996	40,373
Godrej Consumer Products Ltd.	2,350,445	40,208
Bharat Petroleum Corp. Ltd.	3,280,156	39,534

Dabur India Ltd.	9,556,009	39,422
GAIL India Ltd.	5,579,286	38,021
JSW Steel Ltd.	2,256,833	35,542
Rural Electrification Corp. Ltd.	6,546,763	35,113
Hindalco Industries Ltd.	15,341,214	34,473
Dr Reddy's Laboratories Ltd.	657,542	34,042
NMDC Ltd.	14,266,251	32,569
Cairn India Ltd.	8,655,171	32,524
Indian Oil Corp. Ltd.	5,823,120	32,523
Eicher Motors Ltd.	118,420	31,055
Power Finance Corp. Ltd.	5,988,004	28,748
Shree Cement Ltd.	162,470	28,728
Motherson Sumi Systems Ltd.	3,884,715	28,222
Titan Co. Ltd.	4,054,890	27,985
Tata Steel Ltd.	4,406,072	27,736
Bharat Forge Ltd.	1,645,184	27,429
Tata Power Co. Ltd.	18,379,717	26,806
Cadila Healthcare Ltd.	1,002,132	26,514
* Ranbaxy Laboratories Ltd.	2,307,347	26,082
Siemens Ltd.	1,548,490	25,994
* Bank of Baroda	7,955,940	24,749
Grasim Industries Ltd.	393,283	24,633
* Reliance Communications Ltd.	18,554,160	23,801
Glenmark Pharmaceuticals Ltd.	2,038,556	23,648
ACC Ltd.	926,966	23,319
Oracle Financial Services Software Ltd.	418,341	22,914
Steel Authority of India Ltd.	18,228,866	22,668
DLF Ltd.	8,245,789	22,488
Piramal Enterprises Ltd.	1,648,442	22,163
Divi's Laboratories Ltd.	754,930	21,213
Bharat Electronics Ltd.	383,327	20,617
United Breweries Ltd.	1,304,179	20,451
ABB India Ltd.	986,214	20,411
Reliance Infrastructure Ltd.	2,439,324	19,952
Mahindra & Mahindra Financial Services Ltd.	4,800,335	19,775
GlaxoSmithKline Pharmaceuticals Ltd.	358,182	19,606
Oil India Ltd.	2,251,530	19,371
* Punjab National Bank	6,350,938	19,361
GlaxoSmithKline Consumer Healthcare Ltd.	213,341	19,361
Colgate-Palmolive India Ltd.	610,184	18,446
Castrol India Ltd.	2,365,047	18,096
Cummins India Ltd.	1,230,639	17,697
Jindal Steel & Power Ltd.	6,840,622	17,513
Reliance Capital Ltd.	2,236,964	17,500
Aditya Birla Nuvo Ltd.	587,604	17,055
Hindustan Petroleum Corp. Ltd.	1,462,903	15,468
JSW Energy Ltd.	7,568,760	14,762
* Ashok Leyland Ltd.	12,710,004	13,436
Bajaj Holdings & Investment Ltd.	537,310	12,187
Wockhardt Ltd.	606,493	11,796
Hindustan Zinc Ltd.	4,167,308	11,748
Exide Industries Ltd.	3,698,215	11,086
* Reliance Power Ltd.	10,402,661	10,912
Crompton Greaves Ltd.	3,276,954	9,984
Canara Bank	1,388,928	9,907
Sun TV Network Ltd.	1,468,839	9,643
Mphasis Ltd.	1,612,193	9,440

* Bank of India	2,191,539	9,389
Tata Communications Ltd.	1,384,211	9,155
GMR Infrastructure Ltd.	28,626,920	8,879
NHPC Ltd.	28,100,040	8,725
* Jaiprakash Associates Ltd.	18,950,194	8,712
* Adani Power Ltd.	9,866,036	8,261
Union Bank of India	2,030,318	6,834
Torrent Power Ltd.	2,409,638	6,676
IDBI Bank Ltd.	5,806,899	6,626
* Unitech Ltd.	21,879,489	6,544
Godrej Industries Ltd.	1,280,561	6,401
Tata Chemicals Ltd.	837,984	6,167
* Essar Oil Ltd.	3,173,339	5,673
Oriental Bank of Commerce	1,194,783	5,110
Great Eastern Shipping Co. Ltd.	777,407	4,512
State Bank of India GDR	79,048	3,919
* Mangalore Refinery & Petrochemicals Ltd.	3,711,949	3,537
* Corp Bank	2,410,755	2,694
		7,805,265
Indonesia (2.9%)
Bank Central Asia Tbk PT	228,691,224	240,116
Astra International Tbk PT	374,526,300	230,617
Telekomunikasi Indonesia Persero Tbk PT	940,565,305	208,803
Bank Rakyat Indonesia Persero Tbk PT	200,044,000	183,036
Bank Mandiri Persero Tbk PT	173,927,880	149,823
Perusahaan Gas Negara Persero Tbk PT	200,897,104	79,810
Bank Negara Indonesia Persero Tbk PT	139,338,461	68,273
Semen Indonesia Persero Tbk PT	55,214,504	63,142
Unilever Indonesia Tbk PT	21,263,430	59,857
Kalbe Farma Tbk PT	386,114,890	56,651
Indofood Sukses Makmur Tbk PT	82,962,796	49,315
Indocement Tunggal Prakarsa Tbk PT	24,754,731	44,620
Charoen Pokphand Indonesia Tbk PT	137,093,232	42,580
United Tractors Tbk PT	28,135,001	39,590
Gudang Garam Tbk PT	8,488,580	38,594
Surya Citra Media Tbk PT	102,908,190	27,625
Tower Bersama Infrastructure Tbk PT	36,098,800	27,030
Indofood CBP Sukses Makmur Tbk PT	21,973,600	25,057
Jasa Marga Persero Tbk PT	37,717,500	21,341
XL Axiata Tbk PT	55,911,724	21,113
Bank Danamon Indonesia Tbk PT	60,387,524	20,922
Media Nusantara Citra Tbk PT	91,261,750	20,533
Adaro Energy Tbk PT	232,928,680	18,303
Tambang Batubara Bukit Asam Persero Tbk PT	16,558,825	14,799
Astra Agro Lestari Tbk PT	6,143,380	11,229
Global Mediacom Tbk PT	76,011,989	11,087
Indo Tambangraya Megah Tbk PT	7,560,700	9,962
* Vale Indonesia Tbk PT	36,331,927	9,847
* Indosat Tbk PT	21,573,273	6,977
Aneka Tambang Persero Tbk PT	61,919,500	5,178
		1,805,830
Malaysia (4.4%)
Public Bank Bhd. (Local)	56,884,800	284,140
Malayan Banking Bhd.	88,027,588	211,326
Axiata Group Bhd.	79,309,994	157,157
Sime Darby Bhd.	58,199,513	150,762

CIMB Group Holdings Bhd.	97,879,848	148,186
DiGi.Com Bhd.	69,739,050	123,216
Tenaga Nasional Bhd.	25,994,907	103,681
Genting Bhd.	40,934,290	99,493
Maxis Bhd.	49,060,650	95,796
Petronas Gas Bhd.	14,828,596	90,677
IOI Corp. Bhd.	69,937,078	90,629
Petronas Chemicals Group Bhd.	54,190,022	75,946
IHH Healthcare Bhd.	50,062,776	71,595
Genting Malaysia Bhd.	55,558,790	62,055
Kuala Lumpur Kepong Bhd.	9,849,012	61,448
MISC Bhd.	27,453,191	58,626
AMMB Holdings Bhd.	32,793,058	56,575
SapuraKencana Petroleum Bhd.	71,520,762	52,572
Gamuda Bhd.	37,134,116	51,904
British American Tobacco Malaysia Bhd.	2,686,087	48,828
YTL Corp. Bhd.	97,722,656	47,397
IJM Corp. Bhd.	23,470,450	44,631
PPB Group Bhd.	11,054,108	44,207
Hong Leong Bank Bhd.	10,346,505	39,902
Telekom Malaysia Bhd.	20,503,640	39,443
UMW Holdings Bhd.	12,454,620	37,406
RHB Capital Bhd.	12,860,735	28,903
Alliance Financial Group Bhd.	21,786,617	28,681
Petronas Dagangan Bhd.	5,425,900	26,400
Malaysia Airports Holdings Bhd.	13,131,200	25,867
2 Astro Malaysia Holdings Bhd.	30,858,300	24,808
YTL Power International Bhd.	52,332,468	23,054
Felda Global Ventures Holdings Bhd.	33,801,057	22,690
Lafarge Malaysia Bhd.	8,260,420	22,560
IOI Properties Group Bhd.	38,695,694	21,916
Bumi Armada Bhd.	64,318,590	21,277
Hong Leong Financial Group Bhd.	4,125,200	19,174
AirAsia Bhd.	22,096,548	17,041
Berjaya Sports Toto Bhd.	16,548,855	15,447
SP Setia Bhd Group	15,916,024	15,438
KLCCP Stapled Group	7,935,900	15,083
MMC Corp. Bhd.	14,997,900	9,998
UEM Sunrise Bhd.	28,046,200	9,778
* Parkson Holdings Bhd.	12,592,599	8,597
Malaysia Marine and Heavy Engineering Holdings Bhd.	8,922,735	3,854
		2,708,164
Mexico (5.2%)
America Movil SAB de CV	540,390,268	577,902
* Fomento Economico Mexicano SAB de CV	40,145,966	335,293
* Grupo Televisa SAB	48,556,346	316,032
Grupo Financiero Banorte SAB de CV	42,294,556	214,640
* Cemex SAB de CV	225,451,936	200,191
Wal-Mart de Mexico SAB de CV	103,545,630	199,983
Grupo Mexico SAB de CV Class B	72,716,365	192,057
Fibra Uno Administracion SA de CV	41,728,669	125,830
Grupo Financiero Inbursa SAB de CV	38,567,315	99,445
* Alfa SAB de CV Class A	52,805,920	96,773
* Grupo Bimbo SAB de CV Class A	34,913,310	88,835
Coca-Cola Femsa SAB de CV	7,657,670	62,055
Grupo Financiero Santander Mexico SAB de CV Class B	27,915,262	59,110
* Mexichem SAB de CV	20,945,035	58,072

* Grupo Aeroportuario del Sureste SAB de CV Class B	4,314,720	56,413
Industrias Penoles SAB de CV	2,361,005	46,604
Grupo Aeroportuario del Pacifico SAB de CV Class B	6,287,200	41,566
* Promotora y Operadora de Infraestructura SAB de CV	3,650,933	41,094
Compartamos SAB de CV	21,112,429	39,888
Grupo Carso SAB de CV	9,111,354	39,857
Gruma SAB de CV Class B	3,089,831	33,468
Kimberly-Clark de Mexico SAB de CV Class A	16,787,952	32,591
* Arca Continental SAB de CV	5,127,506	30,308
* OHL Mexico SAB de CV	14,166,600	26,898
* Grupo Elektra SAB DE CV	682,815	25,705
Controladora Comercial Mexicana SAB de CV	8,227,900	24,997
* Genomma Lab Internacional SAB de CV Class B	14,776,518	23,403
* Infraestructura Energetica Nova SAB de CV	4,062,620	19,292
* Grupo Lala SAB de CV	8,471,900	16,554
* Grupo Comercial Chedraui SA de CV	5,410,800	14,995
* Industrias CH SAB de CV Class B	3,224,298	13,203
Grupo Sanborns SAB de CV	8,569,888	13,030
* Minera Frisco SAB de CV	9,630,776	12,619
* Industrias Bachoco SAB de CV Class B	2,973,700	12,131
Organizacion Soriana SAB de CV Class B	4,622,544	10,775
Concentradora Fibra Danhos SA de CV	3,785,800	8,986
* Alpek SAB de CV	6,203,521	6,895
		3,217,490
Morocco (0.0%)
Douja Promotion Groupe Addoha SA	409,761	1,339

Peru (0.3%)
Credicorp Ltd.	606,610	87,424
Credicorp Ltd.	357,268	52,054
Cia de Minas Buenaventura SAA ADR	3,377,848	38,575
* Cia de Minas Buenaventura SAA	461,011	5,102
Grana y Montero SAA	1,499,402	3,040
Volcan Cia Minera SAA Class B	16,500,036	2,586
		188,781
Philippines (1.9%)
SM Investments Corp.	5,995,704	126,059
Philippine Long Distance Telephone Co.	1,617,190	108,813
Ayala Land Inc.	107,245,529	87,344
Universal Robina Corp.	16,274,240	76,352
Ayala Corp.	4,253,057	69,884
BDO Unibank Inc.	26,879,882	69,763
Bank of the Philippine Islands	30,236,205	67,719
SM Prime Holdings Inc.	141,592,797	59,514
JG Summit Holdings Inc.	39,453,200	58,612
Aboitiz Equity Ventures Inc.	40,775,770	52,237
Metropolitan Bank & Trust Co.	20,318,339	43,770
Alliance Global Group Inc.	77,073,034	43,560
International Container Terminal Services Inc.	15,938,610	41,057
Jollibee Foods Corp.	7,601,559	39,908
Manila Electric Co.	5,828,236	36,209
GT Capital Holdings Inc.	1,296,680	35,495
Aboitiz Power Corp.	30,147,526	30,320
DMCI Holdings Inc.	76,491,450	26,682
Energy Development Corp.	116,204,653	22,473
Globe Telecom Inc.	561,643	22,169

	San Miguel Corp.	11,748,486	20,259
	LT Group Inc.	50,951,127	15,724
*	Bloomberry Resorts Corp.	55,608,872	15,582
	Emperador Inc.	34,000,000	7,678
	Petron Corp.	36,852,300	7,606
*	Travellers International Hotel Group Inc.	28,774,400	4,594
			1,189,383
Poland (1.7%)
	Powszechna Kasa Oszczednosci Bank Polski SA	16,000,648	148,041
	Powszechny Zaklad Ubezpieczen SA	1,046,233	142,288
	Bank Pekao SA	2,415,124	116,494
	Polski Koncern Naftowy Orlen SA	5,893,557	86,957
	KGHM Polska Miedz SA	2,560,931	72,601
	PGE Polska Grupa Energetyczna SA	13,398,173	70,204
	Bank Zachodni WBK SA	526,430	48,980
*	LPP SA	23,745	48,027
	Polskie Gornictwo Naftowe i Gazownictwo SA	34,096,249	40,234
	Energa SA	5,852,530	33,163
	Orange Polska SA	12,820,682	30,928
	mBank	240,450	30,402
	Tauron Polska Energia SA	20,340,154	27,365
	Cyfrowy Polsat SA	3,989,590	25,631
	ING Bank Slaski SA	601,029	21,899
*	Alior Bank SA	847,344	19,603
	Bank Handlowy w Warszawie SA	625,712	18,243
	Enea SA	4,076,593	18,112
^	Bank Millennium SA	7,463,478	15,066
	Eurocash SA	1,380,633	13,701
^,* Getin Noble Bank SA		21,224,034	11,397
	Synthos SA	8,334,798	9,659
^,* Jastrzebska Spolka Weglowa SA		1,007,213	5,754
			1,054,749
Russia (3.5%)
	Gazprom OAO ADR	58,279,567	233,940
	Lukoil OAO ADR	5,861,373	230,465
	Magnit PJSC GDR	5,178,677	196,915
	Gazprom OAO	86,081,293	178,926
	Sberbank of Russia	197,148,048	176,557
	Lukoil OAO	3,095,234	125,370
	MMC Norilsk Nickel OJSC ADR	5,723,343	94,333
	NOVATEK OAO GDR	1,245,558	86,581
	Mobile TeleSystems OJSC ADR	9,222,722	72,491
	Tatneft OAO ADR	2,945,917	68,984
	AK Transneft OAO Preference Shares	28,866	59,264
	VTB Bank OJSC	58,129,231,072	58,291
	NOVATEK OAO	8,525,751	57,011
	MMC Norilsk Nickel OJSC	309,853	52,165
	Rosneft OAO GDR	14,943,241	48,433
	Uralkali PJSC	18,592,129	47,099
	Surgutneftegas OAO ADR	10,490,886	45,549
2	VTB Bank OJSC GDR	18,808,472	36,093
	Tatneft OAO	8,951,972	35,115
	Moscow Exchange MICEX-RTS OAO	25,514,500	25,846
	Severstal PAO	2,534,129	23,590
	Rostelecom OJSC	18,698,858	23,546
	MegaFon OAO GDR	1,707,049	23,313

Rosneft OAO	6,628,175	22,076
Novolipetsk Steel OJSC GDR	1,631,559	21,261
RusHydro JSC	2,341,602,363	17,919
PhosAgro OAO GDR	1,428,779	15,639
Surgutneftegas OAO	27,603,149	12,480
Sistema JSFC GDR	2,586,916	11,524
E.ON Russia JSC	297,929,779	10,881
Magnitogorsk Iron & Steel Works OJSC	30,882,788	5,876
LSR Group GDR	3,420,303	5,456
Severstal PAO GDR	584,787	5,318
Aeroflot - Russian Airlines OJSC	9,430,172	5,250
* Pharmstandard OJSC GDR	615,042	4,859
* Inter RAO JSC	416,774,509	4,310
Federal Grid Co. Unified Energy System JSC	5,323,286,228	3,843
Sberbank of Russia ADR	902,507	3,326
TMK OAO GDR	1,039,542	2,650
* Rosseti JSC	407,033,605	2,452
Rostelecom OJSC ADR	201,189	1,497
Mobile TeleSystems OJSC	95,358	301
Novolipetsk Steel OJSC	82,970	111
		2,156,906
South Africa (9.8%)
Naspers Ltd.	6,658,669	960,592
MTN Group Ltd.	32,349,821	558,640
Sasol Ltd.	10,272,179	371,031
Standard Bank Group Ltd.	22,402,721	295,833
FirstRand Ltd.	55,873,207	248,657
^ Steinhoff International Holdings Ltd.	46,098,633	235,607
Aspen Pharmacare Holdings Ltd.	5,672,911	212,419
Remgro Ltd.	8,948,984	207,077
Sanlam Ltd.	32,643,170	195,655
Bidvest Group Ltd.	5,955,510	164,364
Shoprite Holdings Ltd.	8,063,153	127,460
Woolworths Holdings Ltd.	16,284,065	120,870
Barclays Africa Group Ltd.	5,975,797	101,591
Growthpoint Properties Ltd.	38,857,381	97,561
Mr Price Group Ltd.	4,256,700	96,414
Tiger Brands Ltd.	2,772,803	93,510
Netcare Ltd.	28,061,336	93,159
* AngloGold Ashanti Ltd.	7,454,808	90,419
Gold Fields Ltd.	14,377,307	82,825
Nedbank Group Ltd.	3,584,713	78,584
Mediclinic International Ltd.	7,715,693	76,293
^ Vodacom Group Ltd.	6,103,414	70,075
RMB Holdings Ltd.	12,262,176	69,258
Life Healthcare Group Holdings Ltd.	17,305,784	64,402
* Impala Platinum Holdings Ltd.	9,717,300	63,047
Imperial Holdings Ltd.	3,303,894	58,201
Discovery Ltd.	5,691,770	56,060
Truworths International Ltd.	7,920,412	54,849
SPAR Group Ltd.	3,305,304	52,140
MMI Holdings Ltd.	19,097,952	51,324
Foschini Group Ltd.	3,304,211	47,374
Coronation Fund Managers Ltd.	4,869,133	43,092
AVI Ltd.	5,893,119	42,705
* Sappi Ltd.	10,277,168	42,196
Brait SE	6,179,062	40,815

	Nampak Ltd.	11,034,182	40,225
	Mondi Ltd.	2,188,772	39,330
	Investec Ltd.	4,652,594	38,971
	Sibanye Gold Ltd.	13,803,357	37,323
	Capital Property Fund	28,031,532	35,695
*	Telkom SA SOC Ltd.	5,932,626	35,453
*	Anglo American Platinum Ltd.	1,136,980	34,856
	Clicks Group Ltd.	4,231,229	32,702
	Barloworld Ltd.	4,168,718	31,455
^	Capitec Bank Holdings Ltd.	944,420	30,964
	Massmart Holdings Ltd.	2,096,380	29,838
	Tongaat Hulett Ltd.	2,046,695	28,072
	Aeci Ltd.	2,127,068	22,765
^,* Harmony Gold Mining Co. Ltd.		7,298,998	21,950
^	Exxaro Resources Ltd.	2,473,076	21,913
	Liberty Holdings Ltd.	1,924,896	21,640
*	Northam Platinum Ltd.	6,270,229	20,650
^	Pick n Pay Stores Ltd.	4,171,434	20,561
^	Kumba Iron Ore Ltd.	1,054,794	20,275
	Sun International Ltd.	1,655,464	18,423
	African Rainbow Minerals Ltd.	1,822,985	18,333
	Omnia Holdings Ltd.	1,134,288	16,627
	JSE Ltd.	1,563,086	16,392
	DataTec Ltd.	3,206,679	16,142
	PPC Ltd.	8,779,022	16,088
	Reunert Ltd.	2,900,905	15,569
*	Attacq Ltd.	7,827,382	15,318
	PSG Group Ltd.	1,314,030	14,950
	Murray & Roberts Holdings Ltd.	7,658,120	12,921
	Santam Ltd.	638,217	12,491
	Grindrod Ltd.	7,957,621	12,402
*	Aveng Ltd.	7,496,231	11,493
	Pick n Pay Holdings Ltd.	4,903,991	10,076
^,* Adcock Ingram Holdings Ltd.		2,658,592	9,826
	Wilson Bayly Holmes-Ovcon Ltd.	913,387	9,464
^	Assore Ltd.	647,342	8,888
	Illovo Sugar Ltd.	4,201,098	8,680
*	Alexander Forbes Group Holdings Ltd.	9,944,499	8,127
^,* ArcelorMittal South Africa Ltd.		2,984,502	6,336
	Fountainhead Property Trust	7,871,681	6,219
*	Royal Bafokeng Platinum Ltd.	1,129,971	5,205
*	African Bank Investments Ltd.	23,997,414	—
			6,098,707
Taiwan (14.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	252,684,845	1,111,214
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	37,852,878	859,639
	Hon Hai Precision Industry Co. Ltd.	232,763,722	638,702
	MediaTek Inc.	26,826,192	407,899
	Delta Electronics Inc.	37,684,245	230,172
	Formosa Plastics Corp.	90,976,616	219,548
	Fubon Financial Holding Co. Ltd.	134,717,336	213,472
	Nan Ya Plastics Corp.	105,921,253	212,821
	Cathay Financial Holding Co. Ltd.	146,601,966	209,939
	China Steel Corp.	230,396,385	195,190
	Formosa Chemicals & Fibre Corp.	81,667,918	174,758
	CTBC Financial Holding Co. Ltd.	274,210,691	173,947
	Largan Precision Co. Ltd.	1,877,135	156,098

Mega Financial Holding Co. Ltd.	185,033,340	141,189
Asustek Computer Inc.	13,291,458	138,917
Uni-President Enterprises Corp.	85,749,715	136,636
Quanta Computer Inc.	49,192,165	119,881
Catcher Technology Co. Ltd.	13,346,463	116,709
^ Chunghwa Telecom Co. Ltd. ADR	3,773,304	113,350
Hotai Motor Co. Ltd.	7,608,000	109,318
Taiwan Mobile Co. Ltd.	30,927,796	101,981
Chunghwa Telecom Co. Ltd.	32,953,913	99,588
Yuanta Financial Holding Co. Ltd.	183,692,679	88,122
China Development Financial Holding Corp.	262,787,649	86,296
Pegatron Corp.	31,586,897	83,992
Advanced Semiconductor Engineering Inc.	66,075,717	82,973
Innolux Corp.	170,739,726	82,256
Cheng Shin Rubber Industry Co. Ltd.	34,036,883	82,044
Taiwan Cement Corp.	59,510,877	80,346
President Chain Store Corp.	10,417,647	80,084
First Financial Holding Co. Ltd.	136,015,074	79,237
E.Sun Financial Holding Co. Ltd.	123,941,697	76,245
Formosa Petrochemical Corp.	34,968,393	74,496
Far Eastern New Century Corp.	72,739,983	73,210
Far EasTone Telecommunications Co. Ltd.	29,477,343	72,016
Hua Nan Financial Holdings Co. Ltd.	128,965,992	71,691
* HTC Corp.	13,862,925	68,727
* Inotera Memories Inc.	46,988,000	67,182
Pou Chen Corp.	48,406,531	66,293
SinoPac Financial Holdings Co. Ltd.	160,561,524	65,343
Advanced Semiconductor Engineering Inc. ADR	9,584,201	63,352
Taishin Financial Holding Co. Ltd.	151,726,607	62,210
United Microelectronics Corp. ADR	25,484,842	60,654
Taiwan Cooperative Financial Holding Co. Ltd.	112,695,578	58,122
Novatek Microelectronics Corp.	10,486,817	57,683
Compal Electronics Inc.	78,161,629	56,997
Foxconn Technology Co. Ltd.	19,668,499	53,255
Asia Cement Corp.	43,584,529	52,546
AU Optronics Corp.	92,924,669	50,522
Siliconware Precision Industries Co. Ltd. ADR	5,789,803	49,561
Lite-On Technology Corp.	39,693,458	48,923
United Microelectronics Corp.	98,295,970	47,599
Advantech Co. Ltd.	6,248,619	46,658
Giant Manufacturing Co. Ltd.	5,307,721	46,326
Siliconware Precision Industries Co. Ltd.	26,701,860	45,026
Inventec Corp.	57,387,489	42,386
Wistron Corp.	43,071,136	39,268
AU Optronics Corp. ADR	6,877,101	38,512
Shin Kong Financial Holding Co. Ltd.	127,228,185	35,467
* Acer Inc.	53,600,632	34,775
Synnex Technology International Corp.	23,913,055	34,373
Chang Hwa Commercial Bank Ltd.	59,544,294	33,598
Teco Electric and Machinery Co. Ltd.	34,006,000	31,745
TPK Holding Co. Ltd.	4,689,667	30,382
Chicony Electronics Co. Ltd.	10,634,090	29,180
Epistar Corp.	15,886,732	28,145
Realtek Semiconductor Corp.	8,796,241	26,670
* Eva Airways Corp.	33,507,242	25,844
Vanguard International Semiconductor Corp.	14,632,000	24,784
Taiwan Fertilizer Co. Ltd.	13,617,100	23,724

Yulon Motor Co. Ltd.	15,753,584	23,006
* China Airlines Ltd.	44,893,050	22,716
Wan Hai Lines Ltd.	21,271,450	22,560
* Evergreen Marine Corp. Taiwan Ltd.	31,513,969	22,454
Formosa Taffeta Co. Ltd.	20,061,868	20,258
* Walsin Lihwa Corp.	64,516,770	19,914
* Taiwan Business Bank	67,035,808	19,459
Taiwan Glass Industry Corp.	25,789,551	18,743
Transcend Information Inc.	5,365,981	17,099
Unimicron Technology Corp.	24,265,754	16,618
Eternal Materials Co. Ltd.	15,083,697	14,819
* Macronix International	65,922,541	14,278
Capital Securities Corp.	43,385,422	14,148
* Yang Ming Marine Transport Corp.	26,069,195	14,038
Taiwan Secom Co. Ltd.	4,863,805	12,645
U-Ming Marine Transport Corp.	8,051,356	12,442
Cheng Uei Precision Industry Co. Ltd.	6,984,473	12,321
Oriental Union Chemical Corp.	13,116,000	11,958
China Motor Corp.	13,202,000	11,329
Feng Hsin Iron & Steel Co.	9,052,310	11,072
Far Eastern International Bank	32,788,607	10,970
YFY Inc.	22,827,000	9,409
Cathay Real Estate Development Co. Ltd.	17,052,000	9,066
President Securities Corp.	17,339,000	8,847
Ton Yi Industrial Corp.	13,669,000	8,786
* Nan Ya Printed Circuit Board Corp.	4,628,521	6,503
Yulon Nissan Motor Co. Ltd.	416,188	3,847
Waterland Financial Holdings Co. Ltd.	724,316	192
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		8,929,305
Thailand (3.1%)
* Advanced Info Service PCL (Local)	22,030,877	164,612
* Siam Commercial Bank PCL (Local)	28,971,257	158,708
* CP ALL PCL (Local)	81,774,230	103,597
PTT PCL (Foreign)	8,606,737	90,999
* PTT Exploration and Production PCL (Local)	26,192,306	87,323
* Kasikornbank PCL	12,816,700	86,713
* Airports of Thailand PCL	8,063,400	79,561
^ Siam Cement PCL (Foreign)	5,226,617	79,475
* PTT PCL	7,312,500	77,315
^ Intouch Holdings PCL	26,835,250	66,044
Kasikornbank PCL (Foreign)	8,927,049	60,997
* Bank of Ayudhya PCL (Local)	26,497,450	55,132
* Bangkok Bank PCL (Local)	8,389,343	48,770
Big C Supercenter PCL	6,243,900	45,866
Krung Thai Bank PCL (Foreign)	62,255,151	43,099
* True Corp. PCL	98,324,500	40,741
* Total Access Communication PCL (Local)	14,117,500	40,502
* TMB Bank PCL	406,244,300	38,428
PTT Global Chemical PCL	20,151,407	34,773
* Central Pattana PCL	24,744,128	33,730
* Bangkok Dusit Medical Services PCL	58,459,000	33,146
* Minor International PCL	28,645,300	31,627
* BTS Group Holdings PCL	104,024,000	31,205
* Charoen Pokphand Foods PCL	32,761,400	25,195
* Thai Union Frozen Products PCL	37,363,200	24,741
* Thai Oil PCL	15,576,400	24,340

*	Electricity Generating PCL	4,637,100	23,025
	Charoen Pokphand Foods PCL (Foreign)	27,394,400	21,068
*	Delta Electronics Thailand PCL	8,640,200	19,520
	Glow Energy PCL (Foreign)	6,520,655	18,092
^	Land & Houses PCL	63,407,380	17,762
^,* True Corp. PCL Foreign		42,285,523	17,521
*	Siam City Cement PCL (Local)	1,323,083	17,283
*	PTT Global Chemical PCL	9,976,000	17,215
	BEC World PCL (Foreign)	10,649,325	16,909
*	Home Product Center PCL	67,833,450	16,871
*	Banpu PCL (Local)	20,700,500	15,359
^	Ratchaburi Electricity Generating Holding PCL	7,573,400	13,866
	IRPC PCL (Foreign)	138,017,360	13,397
^	Bank of Ayudhya PCL	6,204,467	12,909
	Indorama Ventures PCL	19,164,164	12,748
*	BEC World PCL	6,744,700	10,604
*	Bangkok Life Assurance PCL	5,506,900	8,735
*	Berli Jucker PCL	6,943,800	8,514
*	IRPC PCL	58,954,600	6,152
	Siam Cement PCL NVDR	376,300	5,695
*	Indorama Ventures PCL	7,215,900	4,800
*	Thai Airways International PCL	8,863,100	4,135
*	Glow Energy PCL	916,900	2,544
	Bangkok Bank PCL (Foreign)	397,200	2,329
*	Krung Thai Bank PCL	3,189,500	2,208
^	Intouch Holdings PCL	573,550	1,420
*	Minor International Warrants Exp. 11/03/17	1,432,265	247
*	Indorama Ventures PCL Warrants Exp. 8/24/17	2,633,776	180
*	Siam Cement PCL	11,600	176
*	Indorama Ventures Warrants Exp. 8/24/18	2,025,981	132
			1,918,055
Turkey (1.9%)
	Turkiye Garanti Bankasi AS	38,888,109	163,516
	Akbank TAS	30,466,619	110,991
*	Turkcell Iletisim Hizmetleri AS	14,884,631	85,689
	BIM Birlesik Magazalar AS	4,233,988	85,443
	Turkiye Halk Bankasi AS	11,856,416	76,131
	Turkiye Is Bankasi	25,710,758	74,530
	Haci Omer Sabanci Holding AS (Bearer)	15,349,009	64,655
	KOC Holding AS	11,711,808	60,729
	Tupras Turkiye Petrol Rafinerileri AS	2,325,553	50,403
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	36,944,138	48,243
	Turkiye Vakiflar Bankasi Tao	19,570,735	45,466
	Eregli Demir ve Celik Fabrikalari TAS	25,335,465	45,420
*	Turk Hava Yollari	9,972,391	38,059
	Yapi ve Kredi Bankasi AS	16,004,672	33,086
*	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,697,002	32,437
	Turk Telekomunikasyon AS	9,792,590	29,298
	Coca-Cola Icecek AS	1,277,753	25,764
	Ulker Biskuvi Sanayi AS	2,706,052	21,407
	TAV Havalimanlari Holding AS	2,770,147	20,663
	Arcelik AS	3,185,507	20,245
	Ford Otomotiv Sanayi AS	1,309,187	18,157
	Enka Insaat ve Sanayi AS	8,301,956	16,772
	Tofas Turk Otomobil Fabrikasi AS	2,226,810	14,824
	Turkiye Sise ve Cam Fabrikalari AS	8,857,081	13,826
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,736,374	8,424

	Koza Altin Isletmeleri AS			800,427	6,331
					1,210,509
	United Arab Emirates (0.9%)
	Emaar Properties PJSC			64,892,920	118,280
	First Gulf Bank PJSC			18,024,307	83,111
	Abu Dhabi Commercial Bank PJSC			36,315,029	68,319
	DP World Ltd.			3,023,006	59,315
	Aldar Properties PJSC			57,714,533	37,245
	Dubai Islamic Bank PJSC			18,312,662	32,427
	Union National Bank PJSC			20,425,134	32,138
*	Emaar Malls Group PJSC			38,547,316	29,153
*	Arabtec Holding PJSC			35,807,520	28,199
	Air Arabia PJSC			42,167,686	19,033
	Al Waha Capital PJSC			17,872,937	15,330
	Dubai Financial Market			29,512,637	15,227
	Dubai Investments PJSC			12,128,179	7,166
*	Dana Gas PJSC			55,802,470	6,964
*	Deyaar Development PJSC			26,515,495	5,505
*	Union Properties PJSC			16,223,186	4,742
					562,154
	Total Common Stocks (Cost $62,085,263)				62,138,168
		Coupon
	Temporary Cash Investments (1.8%)[1]
	Money Market Fund (1.8%)
	[3,4] Vanguard Market Liquidity Fund	0.133%		1,106,799,365	1,106,799

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
	[5,6] Federal Home Loan Bank Discount Notes	0.092%	2/11/15	7,000	7,000
	[5,6] Federal Home Loan Bank Discount Notes	0.135%	3/20/15	15,000	15,000
	[5,6] Federal Home Loan Bank Discount Notes	0.100%	4/24/15	2,600	2,600
5	Federal Home Loan Bank Discount Notes	0.133%	7/31/15	700	699
	[6,7] Freddie Mac Discount Notes	0.075%	2/3/15	5,000	5,000
					30,299
	Total Temporary Cash Investments (Cost $1,137,095)				1,137,098
	Total Investments (101.5%) (Cost $63,222,358)				63,275,266
	Other Assets and Liabilities-Net (-1.5%)[4]				(937,306)
	Net Assets (100%)				62,337,960

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $797,320,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate value of these securities was $214,846,000, representing 0.3% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $866,452,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $10,299,000 have been segregated as initial margin for open futures contracts.

7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Emerging Markets Stock Index Fund

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	5,461,774	5,384,971	5,102
Common Stocks—Other	1,493,584	49,697,616	95,121
Temporary Cash Investments	1,106,799	30,299	—
Futures Contracts—Assets[1]	274	—	—
Futures Contracts—Liabilities[1]	(4,549)	—	—
Total	8,057,882	55,112,886	100,223
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Markets Index	March 2015	2,021	96,149	5,021
MSCI Taiwan Index	February 2015	1,000	34,790	1,038
S&P 500 Index	March 2015	160	79,536	910
				6,969

Emerging Markets Stock Index Fund

Unrealized appreciation (depreciation) on open MSCI Emerging Markets Index and S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2015, the cost of investment securities for tax purposes was $63,261,786,000. Net unrealized appreciation of investment securities for tax purposes was $13,480,000, consisting of unrealized gains of $12,034,396,000 on securities that had risen in value since their purchase and $12,020,916,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total World Stock Index Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Australia (2.5%)
Commonwealth Bank of Australia	235,775	16,303
Westpac Banking Corp.	450,975	12,053
BHP Billiton Ltd.	470,434	10,850
Australia & New Zealand Banking Group Ltd.	403,899	10,311
National Australia Bank Ltd.	346,097	9,545
Wesfarmers Ltd.	164,428	5,554
CSL Ltd.	75,211	5,118
Woolworths Ltd.	180,128	4,433
Telstra Corp. Ltd.	629,713	3,176
Woodside Petroleum Ltd.	117,523	3,121
Rio Tinto Ltd.	63,519	2,832
Macquarie Group Ltd.	54,442	2,609
Brambles Ltd.	299,679	2,455
* Scentre Group	737,833	2,168
* Westfield Corp.	275,739	2,103
Suncorp Group Ltd.	183,080	2,086
Insurance Australia Group Ltd.	378,469	1,875
AMP Ltd.	418,882	1,868
Transurban Group	260,713	1,865
Amcor Ltd.	173,208	1,712
QBE Insurance Group Ltd.	196,094	1,608
* Newcrest Mining Ltd.	146,816	1,585
Origin Energy Ltd.	154,355	1,274
Aurizon Holdings Ltd.	303,806	1,162
Goodman Group	234,876	1,113
Stockland	328,170	1,113
Orica Ltd.	77,167	1,083
* AGL Energy Ltd.	92,130	1,018
Oil Search Ltd.	161,772	974
APA Group	152,817	963
Lend Lease Group	71,585	923
GPT Group	250,761	879
Santos Ltd.	137,100	835
Sonic Healthcare Ltd.	56,204	821
Ramsay Health Care Ltd.	17,555	808
Dexus Property Group	133,004	794
ASX Ltd.	26,007	769
Mirvac Group	508,422	760
* Medibank Pvt Ltd.	391,369	725
Computershare Ltd.	74,709	671
Asciano Ltd.	143,047	666
Toll Holdings Ltd.	136,282	652
Crown Resorts Ltd.	59,158	622
Seek Ltd.	45,045	620
Incitec Pivot Ltd.	221,133	617
GUD Holdings Ltd.	100,170	609
Coca-Cola Amatil Ltd.	80,950	608
Sydney Airport	148,662	574
James Hardie Industries plc	57,197	574

Bendigo & Adelaide Bank Ltd.	54,875	568
Tatts Group Ltd.	189,876	568
Novion Property Group	312,787	561
* Alumina Ltd.	329,802	494
Cochlear Ltd.	7,326	471
Aristocrat Leisure Ltd.	86,347	468
Caltex Australia Ltd.	17,767	460
Federation Centres	193,992	455
Fortescue Metals Group Ltd.	239,614	434
Bank of Queensland Ltd.	43,974	426
DUET Group	217,692	424
Boral Ltd.	96,904	419
Challenger Ltd.	79,865	389
WorleyParsons Ltd.	50,772	378
Treasury Wine Estates Ltd.	91,493	348
Echo Entertainment Group Ltd.	111,088	347
* BlueScope Steel Ltd.	85,589	332
Tabcorp Holdings Ltd.	92,352	326
REA Group Ltd.	8,499	325
Recall Holdings Ltd.	56,290	312
* Healthscope Ltd.	147,861	309
Iluka Resources Ltd.	55,499	301
* Qantas Airways Ltd.	146,261	295
Ansell Ltd.	16,247	285
IOOF Holdings Ltd.	38,924	284
carsales.com Ltd.	35,013	279
Orora Ltd.	153,627	253
Primary Health Care Ltd.	69,027	247
Flight Centre Travel Group Ltd.	8,380	245
Iress Ltd.	29,801	238
AusNet Services	218,787	237
* Australian Agricultural Co. Ltd.	187,667	233
Investa Office Fund	75,706	226
ALS Ltd.	58,940	223
Reject Shop Ltd.	48,083	217
Harvey Norman Holdings Ltd.	69,041	211
Navitas Ltd.	50,787	210
Leighton Holdings Ltd.	12,925	206
Sims Metal Management Ltd.	23,894	201
Platinum Asset Management Ltd.	29,340	197
TPG Telecom Ltd.	37,753	195
DuluxGroup Ltd.	41,778	194
Magellan Financial Group Ltd.	13,015	192
Cromwell Property Group	226,795	187
Perpetual Ltd.	4,888	185
CSR Ltd.	59,102	183
Downer EDI Ltd.	55,831	181
GrainCorp Ltd. Class A	25,389	175
^ JB Hi-Fi Ltd.	13,341	173
Goodman Fielder Ltd.	343,854	171
Qube Holdings Ltd.	92,501	168
M2 Group Ltd.	23,002	160
Domino's Pizza Enterprises Ltd.	7,772	157
Charter Hall Retail REIT	45,936	156
^ Super Retail Group Ltd.	23,090	156
Metcash Ltd.	129,865	147
Aveo Group	83,081	147

	Fairfax Media Ltd.	209,633	146
	Veda Group Ltd.	81,390	145
	Macquarie Atlas Roads Group	63,433	145
	nib holdings Ltd.	54,642	140
	BWP Trust	61,633	136
	Beach Energy Ltd.	182,176	136
	Sigma Pharmaceuticals Ltd.	209,696	130
*,^ Liquefied Natural Gas Ltd.		55,497	127
	Charter Hall Group	33,079	124
	Nine Entertainment Co. Holdings Ltd.	89,948	123
	Slater & Gordon Ltd.	23,252	119
	Invocare Ltd.	11,763	119
	Adelaide Brighton Ltd.	42,509	118
	Sirtex Medical Ltd.	5,648	118
	Nufarm Ltd.	26,632	117
*	Spotless Group Holdings Ltd.	79,474	115
	Seven West Media Ltd.	108,968	110
	OZ Minerals Ltd.	36,865	110
	Northern Star Resources Ltd.	74,231	107
	Shopping Centres Australasia Property Group	70,056	105
	Mineral Resources Ltd.	20,222	105
	Ardent Leisure Group	48,573	105
	G8 Education Ltd.	32,202	105
	SAI Global Ltd.	29,194	89
	iiNET Ltd.	15,143	88
	UXC Ltd.	147,016	85
	Breville Group Ltd.	14,492	81
	Transpacific Industries Group Ltd.	126,486	81
	Myer Holdings Ltd.	66,718	80
	Abacus Property Group	33,542	79
	OzForex Group Ltd.	39,620	78
	Seven Group Holdings Ltd.	19,431	77
	Premier Investments Ltd.	9,643	77
	Independence Group NL	19,752	76
	Greencross Ltd.	10,999	76
	PanAust Ltd.	80,111	75
*,^ Mesoblast Ltd.		23,196	72
	Pact Group Holdings Ltd.	19,616	72
	Arrium Ltd.	450,831	71
	Evolution Mining Ltd.	96,551	69
	New Hope Corp. Ltd.	38,080	69
*	Senex Energy Ltd.	319,614	68
	Monadelphous Group Ltd.	10,830	68
*	Sirius Resources NL	35,090	68
	Western Areas Ltd.	21,942	68
*,^ Whitehaven Coal Ltd.		67,077	64
	Bradken Ltd.	29,923	63
*	Transfield Services Ltd.	57,532	63
	Automotive Holdings Group Ltd.	21,030	62
	SKILLED Group Ltd.	60,819	61
	GWA Group Ltd.	29,796	61
	Southern Cross Media Group Ltd.	74,133	60
	Technology One Ltd.	22,813	59
	Retail Food Group Ltd.	12,157	58
*	APN News & Media Ltd.	91,628	58
	Amcom Telecommunications Ltd.	25,991	58
*	Vocus Communications Ltd.	11,921	57

	Cardno Ltd.	24,848	57
	Astro Japan Property Group	14,510	56
	Cover-More Group Ltd.	37,846	55
	BT Investment Management Ltd.	9,562	53
	FlexiGroup Ltd.	23,453	53
	ARB Corp. Ltd.	5,897	53
*,^ Syrah Resources Ltd.		17,825	50
	GDI Property Group	75,397	50
*	Regis Resources Ltd.	32,830	49
	Sandfire Resources NL	13,952	46
*	Paladin Energy Ltd.	153,176	45
	Virtus Health Ltd.	7,125	44
*	AWE Ltd.	42,522	44
	McMillan Shakespeare Ltd.	4,958	44
	Platinum Capital Ltd.	30,543	44
	Cabcharge Australia Ltd.	13,013	44
	Tassal Group Ltd.	14,474	42
	STW Communications Group Ltd.	58,559	42
*	Drillsearch Energy Ltd.	68,448	41
	SMS Management & Technology Ltd.	14,483	41
	Hills Ltd.	48,111	40
*	Saracen Mineral Holdings Ltd.	138,314	40
*	Japara Healthcare Ltd.	26,153	39
	ERM Power Ltd.	23,151	39
	Thorn Group Ltd.	17,486	39
*	Energy Resources of Australia Ltd.	38,157	39
	Steadfast Group Ltd.	34,009	39
*,^ CuDeco Ltd.		35,034	38
*	Genworth Mortgage Insurance Australia Ltd.	14,024	38
*	Bega Cheese Ltd.	9,644	38
*	NEXTDC Ltd.	25,198	38
*	iSentia Group Ltd.	16,986	37
	Tox Free Solutions Ltd.	16,304	37
	Village Roadshow Ltd.	7,604	36
*	Billabong International Ltd.	71,794	36
	TFS Corp. Ltd.	31,364	36
*	Ten Network Holdings Ltd.	229,769	35
*	iProperty Group Ltd.	16,531	35
*	Blackmores Ltd.	1,112	35
	MACA Ltd.	54,308	35
*	Energy World Corp. Ltd.	149,123	34
	Ainsworth Game Technology Ltd.	14,747	34
	Cedar Woods Properties Ltd.	7,313	33
	Pacific Brands Ltd.	86,743	33
	Australian Pharmaceutical Industries Ltd.	45,992	33
*	Karoon Gas Australia Ltd.	19,935	32
^	Acrux Ltd.	27,063	32
	UGL Ltd.	22,674	31
*	Asaleo Care Ltd.	22,753	29
	RCR Tomlinson Ltd.	18,116	29
*	Mayne Pharma Group Ltd.	58,455	28
*	Troy Resources Ltd.	60,145	27
	Growthpoint Properties Australia Ltd.	11,980	27
	Cash Converters International Ltd.	29,337	25
	MMA Offshore Ltd.	40,368	25
	Programmed Maintenance Services Ltd.	14,604	25
	Webjet Ltd.	10,804	24

*	Mantra Group Ltd.	11,126	24
	Dick Smith Holdings Ltd.	14,824	23
*	Sundance Energy Australia Ltd.	55,714	20
*	Beadell Resources Ltd.	77,976	18
	Mount Gibson Iron Ltd.	105,993	17
*	Resolute Mining Ltd.	53,798	16
*,^ Lynas Corp. Ltd.		437,604	15
*	Horizon Oil Ltd.	149,601	15
*	Linc Energy Ltd.	33,594	14
*	Macmahon Holdings Ltd.	314,164	14
*,^ Buru Energy Ltd.		42,599	12
*	Perseus Mining Ltd.	41,674	12
*	Medusa Mining Ltd.	17,452	12
*,^ Silex Systems Ltd.		27,204	11
*,^ Sundance Resources Ltd.		523,712	11
*	Starpharma Holdings Ltd.	23,801	9
^	Atlas Iron Ltd.	61,964	8
*	Silver Lake Resources Ltd.	36,487	7
	Ausdrill Ltd.	19,488	6
	Decmil Group Ltd.	5,745	6
	NRW Holdings Ltd.	24,486	5
*	Boart Longyear Ltd.	41,694	5
*	Tiger Resources Ltd.	135,207	5
	Vocation Ltd.	23,074	4
			151,474
Austria (0.1%)
	Voestalpine AG	30,597	1,090
	Erste Group Bank AG	40,896	885
	OMV AG	20,897	519
	ANDRITZ AG	9,531	516
*	IMMOFINANZ AG	133,520	305
	Wienerberger AG	20,167	285
	Oesterreichische Post AG	4,318	214
^	Raiffeisen Bank International AG	16,574	194
	Atrium European Real Estate Ltd.	41,152	192
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,320	183
	BUWOG AG	6,676	130
	Verbund AG	7,408	130
	CA Immobilien Anlagen AG	6,058	123
	Schoeller-Bleckmann Oilfield Equipment AG	1,502	89
	Conwert Immobilien Invest SE	7,337	85
	Flughafen Wien AG	952	83
	Lenzing AG	1,176	76
	Mayr Melnhof Karton AG	708	73
	Telekom Austria AG	10,794	71
	Zumtobel Group AG	2,692	62
	RHI AG	2,157	57
	Semperit AG Holding	1,094	48
	Strabag SE	1,787	40
	Palfinger AG	1,090	28
			5,478
Belgium (0.5%)
	Anheuser-Busch InBev NV	115,914	14,138
*	KBC Groep NV	39,364	2,117
	Ageas	40,633	1,391
	UCB SA	17,148	1,333

Umicore SA	30,665	1,284
Delhaize Group SA	14,062	1,170
Solvay SA Class A	7,853	1,074
Groupe Bruxelles Lambert SA	9,783	811
Belgacom SA	18,452	687
RTL Group SA	5,339	505
Sofina SA	3,883	400
Colruyt SA	8,235	380
* Telenet Group Holding NV	6,446	359
Ackermans & van Haaren NV	2,684	319
bpost SA	11,796	310
Cofinimmo SA	1,856	227
EVS Broadcast Equipment SA	6,409	216
Befimmo SA	2,451	187
Fagron	4,348	178
Melexis NV	3,442	172
Cie d'Entreprises CFE	1,711	163
* Nyrstar (Voting Shares)	42,132	158
NV Bekaert SA	3,709	112
* Euronav NV	9,394	110
D'ieteren SA/NV	3,123	101
Elia System Operator SA/NV	2,195	96
* Mobistar SA	4,121	92
Warehouses De Pauw SCA	1,058	81
* Tessenderlo Chemie NV (Voting Shares)	2,724	71
* KBC Ancora	2,239	67
Econocom Group SA/NV	7,684	63
Gimv NV	1,096	50
* RHJ International SA	9,317	49
Wereldhave Belgium NV	395	45
Barco NV	689	44
Intervest Offices & Warehouses NV	1,679	44
* AGFA-Gevaert NV	18,029	42
* Ontex Group NV	1,436	37
* ThromboGenics NV	4,042	32
* Ion Beam Applications	1,405	28
Cie Maritime Belge SA	1,632	26
* Wereldhave Belgium Rights Exp. 02/10/2015	395	1
		28,770
Brazil (0.8%)
Itau Unibanco Holding SA Preference Shares	278,116	3,413
BRF SA	124,524	2,974
Ambev SA	396,517	2,609
Banco Bradesco SA ADR	207,357	2,588
Ambev SA ADR	289,385	1,904
Banco Bradesco SA Preference Shares	127,670	1,609
Cielo SA	103,310	1,539
Itausa - Investimentos Itau SA Preference Shares	443,112	1,514
Petroleo Brasileiro SA Preference Shares	493,192	1,501
Itau Unibanco Holding SA ADR	123,156	1,493
Kroton Educacional SA	312,336	1,438
Embraer SA ADR	40,751	1,437
Petroleo Brasileiro SA	395,546	1,185
Ultrapar Participacoes SA	53,648	1,058
Banco do Brasil SA	123,693	953
Vale SA Preference Shares	151,200	937
BB Seguridade Participacoes SA	84,539	923

Vale SA Class B ADR	123,064	865
BM&FBovespa SA	252,250	854
Vale SA Class B Pfd. ADR	129,379	810
Telefonica Brasil SA Preference Shares	42,080	778
Petroleo Brasileiro SA ADR	127,618	767
Banco Bradesco SA	60,710	760
CCR SA	122,600	699
Vale SA	97,566	681
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	20,289	677
WEG SA	38,161	455
JBS SA	101,998	435
Souza Cruz SA	51,900	435
Lojas Renner SA	15,800	416
* Hypermarcas SA	58,312	397
Tim Participacoes SA	88,200	388
Klabin SA	73,400	376
* Fibria Celulose SA	30,700	372
Lojas Americanas SA Preference Shares	61,988	359
* Qualicorp SA	34,800	345
Tractebel Energia SA	29,000	337
Grupo BTG Pactual	33,800	332
CETIP SA - Mercados Organizados	25,631	329
BR Malls Participacoes SA	57,300	326
Cia Energetica de Minas Gerais Preference Shares	72,400	321
Raia Drogasil SA	32,600	312
Natura Cosmeticos SA	22,600	264
CPFL Energia SA	39,700	250
Cia de Saneamento Basico do Estado de Sao Paulo	49,300	246
Gerdau SA Preference Shares	68,900	234
Localiza Rent a Car SA	17,900	233
Banco do Estado do Rio Grande do Sul SA Preference Shares	49,493	226
TOTVS SA	17,600	220
Cia Energetica de Sao Paulo Preference Shares	24,085	211
Estacio Participacoes SA	32,200	201
Odontoprev SA	51,300	197
* Usinas Siderurgicas de Minas Gerais SA	30,200	191
Braskem SA Preference Shares	38,956	181
M Dias Branco SA	5,800	179
Cia Energetica de Minas Gerais	35,922	169
Suzano Papel e Celulose SA Preference Shares Class A	38,634	157
Multiplan Empreendimentos Imobiliarios SA	8,600	154
Metalurgica Gerdau SA Preference Shares Class A	41,700	154
Cyrela Brazil Realty SA Empreendimentos e Participacoes	37,898	153
* B2W Cia Digital	17,620	151
Equatorial Energia SA	16,100	149
Tim Participacoes SA ADR	6,700	148
Bradespar SA Preference Shares	33,000	143
MRV Engenharia e Participacoes SA	52,900	137
Sul America SA	31,909	136
Cia Paranaense de Energia Preference Shares	11,500	133
Porto Seguro SA	12,772	129
Lojas Americanas SA	28,720	125
Gerdau SA ADR	34,726	120
Petroleo Brasileiro SA ADR Type A	19,355	119
Cosan SA Industria e Comercio	12,900	118
* Via Varejo SA	17,900	118
Duratex SA	42,371	117

Linx SA	6,600	116
EcoRodovias Infraestrutura e Logistica SA	29,800	115
Gerdau SA	41,200	114
Centrais Eletricas Brasileiras SA Preference Shares	46,500	107
Cia Hering	15,700	106
Transmissora Alianca de Energia Eletrica SA	13,627	100
ALL - America Latina Logistica SA	68,500	99
EDP - Energias do Brasil SA	30,300	97
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao S.A	6,800	97
Cia Energetica de Minas Gerais ADR	19,000	86
AES Tiete SA Preference Shares	13,700	85
Cia Siderurgica Nacional SA ADR	55,570	83
Alupar Investimento SA	11,100	79
Diagnosticos da America SA	17,700	75
Smiles SA	4,700	74
Cia Siderurgica Nacional SA	47,400	74
Cia de Saneamento de Minas Gerais-COPASA	11,500	73
* Oi SA Preference Shares	38,851	72
Marcopolo SA Preference Shares	70,300	70
* Marfrig Global Foods SA	34,700	65
Sao Martinho SA	5,100	65
BR Properties SA	18,900	63
Fleury SA	11,700	60
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	4,084	60
Multiplus SA	4,400	57
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	44,700	56
* Gol Linhas Aereas Inteligentes SA Preference Shares	11,700	53
Centrais Eletricas Brasileiras SA	26,900	52
Arteris SA	10,500	48
Iguatemi Empresa de Shopping Centers SA	5,300	48
* PDG Realty SA Empreendimentos e Participacoes	240,800	47
Light SA	8,773	46
Cia Paranaense de Energia	5,400	44
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	2,542	42
Alpargatas SA Preference Shares	13,189	42
* Oi SA	20,455	41
Tupy SA	7,400	40
Mahle-Metal Leve SA Industria e Comercio	5,200	39
* GAEC Educacao SA	4,964	39
Cia Energetica do Ceara Preference Shares	2,819	38
Aliansce Shopping Centers SA	6,200	37
JSL SA	9,200	37
Santos Brasil Participacoes SA	7,000	36
Grendene SA	6,900	36
* Abril Educacao SA	9,300	34
SLC Agricola SA	6,300	34
* Minerva SA	10,300	33
Ez Tec Empreendimentos e Participacoes SA	5,300	32
Arezzo Industria e Comercio SA	3,700	32
Guararapes Confeccoes SA	1,100	32
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	12,108	30
Sonae Sierra Brasil SA	5,200	30
AES Tiete SA	5,800	30
Gafisa SA	40,500	29
Iochpe-Maxion SA	6,300	26
QGEP Participacoes SA	11,900	25

Marisa Lojas SA	4,500	25
Even Construtora e Incorporadora SA	15,000	24
Helbor Empreendimentos SA	15,730	23
Randon Participacoes SA Preference Shares	15,250	23
Direcional Engenharia SA	9,000	22
Tegma Gestao Logistica	4,000	21
Brasil Brokers Participacoes SA	20,300	20
Mills Estruturas e Servicos de Engenharia SA	9,400	20
Oi SA ADR	9,817	19
LPS Brasil Consultoria de Imoveis SA	8,200	17
* Prumo Logistica SA	151,000	17
Tecnisa SA	13,900	16
International Meal Co. Holdings SA	5,600	16
JHSF Participacoes SA	18,800	15
* Brasil Pharma SA	31,700	13
Magnesita Refratarios SA	18,300	13
Ser Educacional SA	2,300	12
* Cosan Logistica SA	12,900	11
* Rossi Residencial SA	6,990	6
Brasil Insurance Participacoes e Administracao SA	6,800	5
		50,982
Canada (3.3%)
Royal Bank of Canada	209,808	11,845
Toronto-Dominion Bank	269,320	10,724
Bank of Nova Scotia	176,291	8,471
* Valeant Pharmaceuticals International Inc.	45,100	7,211
Canadian National Railway Co.	106,146	6,993
Suncor Energy Inc.	212,782	6,346
Enbridge Inc.	121,680	5,894
^ Bank of Montreal (XTSE)	90,729	5,207
Brookfield Asset Management Inc. Class A	95,274	4,855
Canadian Natural Resources Ltd.	158,760	4,603
Canadian Pacific Railway Ltd.	26,079	4,545
TransCanada Corp.	101,840	4,531
Potash Corp. of Saskatchewan Inc.	120,204	4,376
Manulife Financial Corp.	269,000	4,314
Canadian Imperial Bank of Commerce	57,652	4,001
* Magna International Inc.	30,860	2,965
* Goldcorp Inc.	118,086	2,852
Agrium Inc.	26,251	2,801
Sun Life Financial Inc.	88,070	2,693
Alimentation Couche-Tard Inc. Class B	56,400	2,210
* CGI Group Inc. Class A	54,738	2,169
Cenovus Energy Inc.	107,274	2,032
* Thomson Reuters Corp.	50,701	1,946
Rogers Communications Inc. Class B	52,400	1,863
* Barrick Gold Corp. (XTSE)	144,328	1,846
BCE Inc.	38,216	1,755
Loblaw Cos. Ltd.	32,935	1,636
National Bank of Canada	46,504	1,618
* Fairfax Financial Holdings Ltd.	3,000	1,594
^ Crescent Point Energy Corp.	63,700	1,514
* Catamaran Corp.	30,002	1,498
Canadian Utilities Ltd. Class A	45,000	1,492
^ Pembina Pipeline Corp.	46,600	1,448
Imperial Oil Ltd.	36,490	1,357
* Restaurant Brands International Inc.	34,962	1,355

* Silver Wheaton Corp.	58,300	1,339
^ Keyera Corp.	21,908	1,293
Franco-Nevada Corp.	22,300	1,287
Encana Corp.	103,280	1,263
Shaw Communications Inc. Class B	54,120	1,250
Fortis Inc.	37,344	1,232
* Agnico Eagle Mines Ltd.	36,100	1,217
Inter Pipeline Ltd.	46,100	1,199
Intact Financial Corp.	17,900	1,196
Power Corp. of Canada	48,290	1,164
Talisman Energy Inc.	148,666	1,121
Cameco Corp.	76,670	1,079
Great-West Lifeco Inc.	40,700	1,032
Saputo Inc.	35,500	1,021
Metro Inc.	12,300	973
Gildan Activewear Inc.	16,600	969
TELUS Corp.	28,100	964
^ RioCan REIT	41,100	952
Open Text Corp.	16,700	947
Canadian Tire Corp. Ltd. Class A	10,112	933
Teck Resources Ltd. Class B	70,454	912
* BlackBerry Ltd.	88,672	901
Husky Energy Inc.	41,060	884
Power Financial Corp.	31,560	852
^ ARC Resources Ltd.	44,900	813
First Quantum Minerals Ltd.	86,829	792
CI Financial Corp.	29,500	752
^ Artis REIT	58,800	720
Dollarama Inc.	14,700	698
^ Allied Properties REIT	22,000	693
SNC-Lavalin Group Inc.	20,900	692
* Tourmaline Oil Corp.	24,300	668
Onex Corp.	11,800	648
H&R REIT	32,403	623
Yamana Gold Inc.	146,550	607
AltaGas Ltd.	17,873	604
Progressive Waste Solutions Ltd.	21,100	602
Constellation Software Inc.	2,100	582
* FirstService Corp.	10,906	574
^ Vermilion Energy Inc.	13,000	573
* Methanex Corp.	12,700	561
Morguard REIT	38,240	556
George Weston Ltd.	6,900	547
* Kinross Gold Corp.	157,449	534
IGM Financial Inc.	15,200	522
Empire Co. Ltd.	6,800	495
^ Veresen Inc.	38,577	491
West Fraser Timber Co. Ltd.	8,300	477
Eldorado Gold Corp.	96,605	464
^ Peyto Exploration & Development Corp.	17,500	442
Industrial Alliance Insurance & Financial Services Inc.	13,700	436
^ Cominar REIT	28,380	433
CAE Inc.	34,200	421
Canadian Oil Sands Ltd.	68,100	421
CCL Industries Inc. Class B	4,000	413
Home Capital Group Inc. Class B	12,200	403
* New Gold Inc.	91,800	402

Linamar Corp.	6,800	390
* Turquoise Hill Resources Ltd.	131,109	381
Atco Ltd.	9,800	379
Finning International Inc.	22,600	373
* Amaya Inc.	14,275	370
TMX Group Ltd.	9,964	369
^ Baytex Energy Corp.	23,400	363
* Element Financial Corp.	32,200	342
WSP Global Inc.	12,603	341
Barrick Gold Corp. (XNYS)	26,426	338
MacDonald Dettwiler & Associates Ltd.	4,500	331
* IMAX Corp.	9,700	323
TransAlta Corp.	36,760	322
* MEG Energy Corp.	20,700	316
^ Emera Inc.	9,600	314
^ Whitecap Resources Inc.	32,000	313
TransForce Inc.	13,700	311
* Lundin Mining Corp.	86,184	307
Canadian REIT	7,900	300
Bombardier Inc. Class B	128,600	293
Hudson's Bay Co.	15,900	293
Gibson Energy Inc.	16,400	292
Canadian Apartment Properties REIT	12,500	280
DH Corp.	9,800	274
Aimia Inc.	25,400	272
^ Cineplex Inc.	7,600	270
^ Calloway REIT	10,800	270
Dream Office REIT	12,300	263
Stantec Inc.	10,600	261
* Ritchie Bros Auctioneers Inc.	10,200	256
* B2Gold Corp.	129,493	255
Chartwell Retirement Residences	25,400	253
^ Enerplus Corp.	25,400	246
* Canfor Corp.	9,400	235
Quebecor Inc. Class B	9,200	231
* Detour Gold Corp.	21,800	223
* Celestica Inc.	19,900	223
Boardwalk REIT	4,600	222
HudBay Minerals Inc.	29,565	215
Westshore Terminals Investment Corp.	8,300	209
Precision Drilling Corp.	40,900	209
ShawCor Ltd.	7,500	206
* Great Canadian Gaming Corp.	13,100	204
Canadian Western Bank	10,000	203
Maple Leaf Foods Inc.	12,300	197
Jean Coutu Group PJC Inc. Class A	9,700	195
* Dominion Diamond Corp.	11,700	194
Bank of Montreal	3,309	190
^ Mullen Group Ltd.	11,800	189
Corus Entertainment Inc. Class B	11,100	188
^ Pengrowth Energy Corp.	70,000	187
RONA Inc.	18,500	186
* Pan American Silver Corp.	15,724	184
Capital Power Corp.	9,100	181
Bombardier Inc. Class A	74,500	176
Tahoe Resources Inc.	12,800	175
Algonquin Power & Utilities Corp.	21,500	171

*	ATS Automation Tooling Systems Inc.	15,000	171
	Secure Energy Services Inc.	14,300	166
	Granite REIT	4,700	165
^	Extendicare Inc.	30,200	162
	Cogeco Cable Inc.	2,800	161
*	Paramount Resources Ltd. Class A	7,100	159
	Russel Metals Inc.	8,600	158
^	Superior Plus Corp.	16,500	158
*	IAMGOLD Corp.	59,200	158
*	SEMAFO Inc.	43,200	151
^	Northland Power Inc.	11,239	151
^	Parkland Fuel Corp.	8,500	146
	Toromont Industries Ltd.	6,700	146
	Stella-Jones Inc.	4,900	140
	Enerflex Ltd.	11,000	138
	First Capital Realty Inc.	8,900	137
*	Raging River Exploration Inc.	23,200	135
	Ensign Energy Services Inc.	18,800	130
^	Genworth MI Canada Inc.	5,200	129
^	Bonavista Energy Corp.	27,200	128
	Centerra Gold Inc.	21,000	126
	Pason Systems Inc.	8,900	125
	Innergex Renewable Energy Inc.	13,000	122
*	Torex Gold Resources Inc.	105,282	120
	North West Co. Inc.	5,700	119
*	NuVista Energy Ltd.	21,000	118
	Laurentian Bank of Canada	3,200	118
*	Alamos Gold Inc.	21,900	117
	Martinrea International Inc.	15,500	115
	AuRico Gold Inc.	28,000	110
	Penn West Petroleum Ltd.	70,300	106
*,^ Pacific Rubiales Energy Corp.		44,765	104
*	NovaGold Resources Inc.	26,200	100
*	Pretium Resources Inc.	14,500	97
*	First Majestic Silver Corp.	15,700	97
^	Canadian Energy Services & Technology Corp.	22,800	96
*	Advantage Oil & Gas Ltd.	22,200	93
^	Manitoba Telecom Services Inc.	4,600	93
*	Primero Mining Corp.	23,100	93
*	OceanaGold Corp.	40,100	88
	Alacer Gold Corp.	36,900	87
	InnVest REIT	16,500	81
	Osisko Gold Royalties Ltd.	6,030	81
*	Parex Resources Inc.	14,900	81
^	First National Financial Corp.	4,600	80
	TORC Oil & Gas Ltd.	12,300	80
*	Bankers Petroleum Ltd.	34,200	79
*	China Gold International Resources Corp. Ltd.	46,000	79
	Major Drilling Group International Inc.	14,400	77
*	Crew Energy Inc.	18,600	77
^	Bonterra Energy Corp.	2,400	75
*	Dorel Industries Inc. Class B	2,600	74
	Transcontinental Inc. Class A	6,000	71
*	Athabasca Oil Corp.	48,500	71
*	Kelt Exploration Ltd.	14,100	70
	Dundee Corp. Class A	7,200	68
*	Cott Corp.	8,600	65

	Canaccord Genuity Group Inc.	13,000	65
	Northern Property REIT	3,300	64
	AGF Management Ltd. Class B	11,100	63
	Trican Well Service Ltd.	16,200	62
^	Just Energy Group Inc.	12,300	62
*	Birchcliff Energy Ltd.	11,500	62
^	Surge Energy Inc.	29,800	60
*,^ Avigilon Corp.		3,900	59
	AutoCanada Inc.	2,300	59
	Sherritt International Corp.	34,400	58
	Cascades Inc.	9,100	56
	Torstar Corp. Class B	10,400	56
	Trilogy Energy Corp.	10,700	55
	Trinidad Drilling Ltd.	15,600	52
*	Imperial Metals Corp.	7,400	52
	Norbord Inc.	2,300	51
*	Dream Unlimited Corp. Class A	7,200	50
*	Nevsun Resources Ltd.	14,300	49
*	Gran Tierra Energy Inc. (XASE)	22,700	49
^	Canexus Corp.	25,900	48
*	Bellatrix Exploration Ltd.	23,434	47
*	Capstone Mining Corp.	46,000	42
	Sprott Inc.	18,900	42
	Aecon Group Inc.	5,400	42
*	Thompson Creek Metals Co. Inc.	32,700	41
*,^ Silver Standard Resources Inc.		6,500	40
	Calfrac Well Services Ltd.	6,200	40
*,^ Denison Mines Corp.		38,200	33
*,^ Westport Innovations Inc.		9,800	33
*	Dundee Precious Metals Inc.	11,000	31
	Atlantic Power Corp.	11,600	31
*	Legacy Oil & Gas Inc.	24,800	30
*	Endeavour Silver Corp.	10,800	30
*	BlackPearl Resources Inc.	39,100	28
	Black Diamond Group Ltd.	3,500	28
*	Argonaut Gold Inc.	12,000	23
*	Continental Gold Ltd.	13,000	22
*	Gran Tierra Energy Inc. (XTSE)	9,800	21
^	Lightstream Resources Ltd.	27,635	17
	Wi-LAN Inc.	6,100	16
	Savanna Energy Services Corp.	7,300	13
*	Restaurant Brands International LP	139	5
			200,482
Chile (0.1%)
	Empresa Nacional de Electricidad SA ADR	24,489	1,046
	Empresas COPEC SA	44,511	504
	Enersis SA	1,505,735	466
	Banco de Chile	4,040,648	446
	SACI Falabella	62,561	410
*	Latam Airlines Group SA (Santiago Shares)	36,832	388
	Cencosud SA	135,626	333
	Empresas CMPC SA	131,977	328
	Enersis SA ADR	21,149	323
	Banco Santander Chile	5,672,801	269
	Aguas Andinas SA Class A	425,142	244
	Empresa Nacional de Electricidad SA	167,940	240
	Corpbanca SA	20,346,293	225

	Colbun SA	750,963	204
	Banco de Credito e Inversiones	4,584	192
	Vina Concha y Toro SA	102,740	185
	Banco Santander Chile ADR	9,416	179
	Cia Cervecerias Unidas SA	18,805	172
	Sociedad Quimica y Minera de Chile SA ADR	6,600	158
	SONDA SA	59,815	145
	AES Gener SA	265,095	137
	ENTEL Chile SA	14,138	132
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	5,070	121
	Administradora de Fondos de Pensiones Habitat SA	81,126	111
	Inversiones La Construccion SA	9,475	110
	Parque Arauco SA	59,605	106
	E.CL SA	62,179	97
	Inversiones Aguas Metropolitanas SA	36,076	56
	Embotelladora Andina SA Preference Shares	18,360	52
	Ripley Corp. SA	116,780	48
*	Latam Airlines Group SA	4,562	47
	Sociedad Matriz SAAM SA	651,845	47
	Besalco SA	88,861	44
	Salfacorp SA	57,321	38
	CAP SA	14,259	35
*	Cia Sud Americana de Vapores SA	977,795	33
	Sigdo Koppers SA	16,554	22
			7,693
China (2.1%)
*	Tencent Holdings Ltd.	692,027	11,672
	China Mobile Ltd.	755,361	9,902
	China Construction Bank Corp.	10,429,609	8,349
	Industrial & Commercial Bank of China Ltd.	10,458,245	7,458
	Bank of China Ltd.	10,913,800	6,093
	China Life Insurance Co. Ltd.	1,127,000	4,367
	Ping An Insurance Group Co. of China Ltd.	358,470	3,799
	PetroChina Co. Ltd.	3,106,000	3,373
	CNOOC Ltd.	2,306,400	3,060
	China Petroleum & Chemical Corp.	3,864,314	3,058
	Hengan International Group Co. Ltd.	165,100	1,960
	Agricultural Bank of China Ltd.	3,713,500	1,813
	China Overseas Land & Investment Ltd.	618,480	1,783
	China Pacific Insurance Group Co. Ltd.	367,800	1,768
	China Shenhua Energy Co. Ltd.	630,500	1,731
	China Merchants Bank Co. Ltd.	647,772	1,446
	China Telecom Corp. Ltd.	2,432,034	1,438
	CITIC Ltd.	772,000	1,329
	PICC Property & Casualty Co. Ltd.	619,287	1,208
	China Unicom Hong Kong Ltd.	805,574	1,206
	Lenovo Group Ltd.	904,000	1,164
	China Minsheng Banking Corp. Ltd.	869,760	1,056
	Great Wall Motor Co. Ltd.	174,250	995
	Tsingtao Brewery Co. Ltd.	142,823	956
	Bank of Communications Co. Ltd.	1,125,058	945
	Belle International Holdings Ltd.	822,000	930
	China Resources Land Ltd.	317,777	813
	China CITIC Bank Corp. Ltd.	1,064,010	787
*,^ Hanergy Thin Film Power Group Ltd.		1,622,000	754
	China Resources Power Holdings Co. Ltd.	265,400	743
	China National Building Material Co. Ltd.	760,000	731

	ENN Energy Holdings Ltd.	121,602	719
	Brilliance China Automotive Holdings Ltd.	384,000	704
	China Communications Construction Co. Ltd.	628,375	683
	Huaneng Power International Inc.	466,000	652
	Dongfeng Motor Group Co. Ltd.	398,000	576
	China Merchants Holdings International Co. Ltd.	156,000	573
	New China Life Insurance Co. Ltd.	98,501	567
	Beijing Enterprises Holdings Ltd.	71,000	542
	CITIC Securities Co. Ltd.	166,500	535
	Sinopharm Group Co. Ltd.	146,400	533
*	China Taiping Insurance Holdings Co. Ltd.	170,859	526
^	Anhui Conch Cement Co. Ltd.	156,000	522
	China Everbright International Ltd.	343,000	506
*,^ China Vanke Co. Ltd.		233,404	506
	China Longyuan Power Group Corp. Ltd.	459,000	493
^	Haitong Securities Co. Ltd.	212,400	460
^	China Coal Energy Co. Ltd.	773,000	426
	China Resources Enterprise Ltd.	194,000	425
	Zhuzhou CSR Times Electric Co. Ltd.	73,500	410
	China Gas Holdings Ltd.	262,000	405
2	People's Insurance Co. Group of China Ltd.	826,000	402
	China Oilfield Services Ltd.	244,000	401
	Guangdong Investment Ltd.	296,000	397
	China Railway Group Ltd.	531,000	388
	Beijing Capital International Airport Co. Ltd.	406,000	386
	Kunlun Energy Co. Ltd.	370,000	385
	Sino Biopharmaceutical Ltd.	384,000	384
*,2 CGN Power Co. Ltd.		885,832	376
	Shimao Property Holdings Ltd.	176,000	369
	Byd Co. Ltd.	94,960	345
	CSPC Pharmaceutical Group Ltd.	406,500	343
*	GCL-Poly Energy Holdings Ltd.	1,554,000	337
	China State Construction International Holdings Ltd.	218,000	334
	Sino-Ocean Land Holdings Ltd.	522,500	334
	Beijing Enterprises Water Group Ltd.	500,000	328
*,^ Aluminum Corp. of China Ltd.		705,331	318
^	Evergrande Real Estate Group Ltd.	762,000	316
*	Hunan Nonferrous Metal Corp. Ltd.	608,728	315
	Sihuan Pharmaceutical Holdings Group Ltd.	488,000	314
	CSR Corp. Ltd.	256,000	310
	Haier Electronics Group Co. Ltd.	114,000	306
	Country Garden Holdings Co. Ltd.	754,230	301
	China Railway Construction Corp. Ltd.	260,626	299
	COSCO Pacific Ltd.	206,000	298
	Chongqing Changan Automobile Co. Ltd. Class B	113,700	284
	Weichai Power Co. Ltd.	67,600	267
	Guangdong Electric Power Development Co. Ltd. Class B	343,869	261
	Guangzhou Automobile Group Co. Ltd.	283,857	257
	Zhejiang Expressway Co. Ltd.	202,000	257
	Longfor Properties Co. Ltd.	195,000	256
	Shenzhou International Group Holdings Ltd.	69,991	254
	China Everbright Ltd.	116,000	251
*	China Cinda Asset Management Co. Ltd.	530,000	251
	Jiangxi Copper Co. Ltd.	154,000	251
	Geely Automobile Holdings Ltd.	605,000	248
	GOME Electrical Appliances Holding Ltd.	1,797,720	248
	China International Marine Containers Group Co. Ltd.	125,500	241

*,2 Dalian Wanda Commercial Properties Co. Ltd.		38,700	239
	China Resources Gas Group Ltd.	98,000	239
	Sunac China Holdings Ltd.	258,000	231
*	China Everbright Bank Co. Ltd.	433,000	231
	Shanghai Electric Group Co. Ltd.	360,000	221
	Chongqing Rural Commercial Bank Co. Ltd.	356,000	218
	Zijin Mining Group Co. Ltd.	713,301	217
	Shenzhen International Holdings Ltd.	149,500	215
	China Medical System Holdings Ltd.	124,000	215
	Datang International Power Generation Co. Ltd.	390,000	213
	Fosun International Ltd.	152,500	213
	Air China Ltd.	220,000	211
*	Shunfeng International Clean Energy Ltd.	270,000	209
^	Kingsoft Corp. Ltd.	87,000	207
	Yuexiu Property Co. Ltd.	1,063,207	207
	Kingboard Chemical Holdings Ltd.	126,000	204
	ANTA Sports Products Ltd.	115,000	202
	Hangzhou Steam Turbine Co. Class B	192,557	202
	Sinotrans Ltd.	283,000	200
^	China Power International Development Ltd.	351,000	199
^	Yanzhou Coal Mining Co. Ltd.	246,000	196
	Haitian International Holdings Ltd.	99,000	192
	COSCO International Holdings Ltd.	466,000	191
2	Sinopec Engineering Group Co. Ltd.	265,135	189
	Shandong Weigao Group Medical Polymer Co. Ltd.	240,000	188
	Inner Mongolia Yitai Coal Co. Ltd. Class B	131,204	185
*	China Shipping Development Co. Ltd.	256,000	182
	AviChina Industry & Technology Co. Ltd.	280,000	181
	Sunny Optical Technology Group Co. Ltd.	118,000	179
	Huadian Power International Corp. Ltd.	192,000	174
	Jiangsu Future Land Co. Ltd. Class B	339,800	172
	China Communications Services Corp. Ltd.	382,000	172
	Jiangsu Expressway Co. Ltd.	138,000	171
	Tong Ren Tang Technologies Co. Ltd.	134,000	168
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	69,637	167
	Huaneng Renewables Corp. Ltd.	460,000	164
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	45,000	162
*,^ China COSCO Holdings Co. Ltd.		327,500	162
	China Huishan Dairy Holdings Co. Ltd.	1,010,401	162
	Huadian Fuxin Energy Corp. Ltd.	342,000	161
2	China Galaxy Securities Co. Ltd.	150,000	160
*	SFS Group AG	2,365	155
	Shanghai Industrial Holdings Ltd.	51,000	151
	ZTE Corp.	68,212	150
	Far East Horizon Ltd.	174,000	148
	Digital China Holdings Ltd.	152,000	143
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,173	142
	Shanghai Pharmaceuticals Holding Co. Ltd.	64,800	140
*	Foshan Huaxin Packaging Co. Ltd. Class B	266,600	140
	SOHO China Ltd.	200,000	139
	TravelSky Technology Ltd.	130,000	137
	Franshion Properties China Ltd.	462,000	136
*	China Shipping Container Lines Co. Ltd.	426,000	134
	Sinopec Shanghai Petrochemical Co. Ltd.	460,000	133
	Guangzhou R&F Properties Co. Ltd.	117,400	133
	Skyworth Digital Holdings Ltd.	232,000	131
	China Agri-Industries Holdings Ltd.	316,800	128

*	Hopson Development Holdings Ltd.	144,000	128
	Nine Dragons Paper Holdings Ltd.	173,000	127
	Weifu High-Technology Group Co. Ltd. Class B	34,600	126
	China Merchants Property Development Co. Ltd. Class B	49,900	125
	Metallurgical Corp. of China Ltd.	390,000	120
	Agile Property Holdings Ltd.	197,500	120
	BBMG Corp.	134,000	117
	China Shanshui Cement Group Ltd.	267,000	117
	China Resources Cement Holdings Ltd.	196,000	116
	Fiyta Holdings Ltd. Class B	119,740	116
*	China Conch Venture Holdings Ltd.	53,000	112
	Beijing Jingneng Clean Energy Co. Ltd.	270,000	108
	Poly Property Group Co. Ltd.	234,000	108
	China Molybdenum Co. Ltd.	169,000	107
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	30,000	106
	Weiqiao Textile Co.	191,000	105
^	China Zhongwang Holdings Ltd.	237,200	104
*	Renhe Commercial Holdings Co. Ltd.	2,270,000	102
*	China Eastern Airlines Corp. Ltd.	202,000	102
*	China High Speed Transmission Equipment Group Co. Ltd.	145,000	102
	Wasion Group Holdings Ltd.	108,000	100
	Lee & Man Paper Manufacturing Ltd.	189,000	99
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	160,380	98
	BYD Electronic International Co. Ltd.	94,000	98
	Dongfang Electric Corp. Ltd.	44,800	98
*,2 BAIC Motor Corp. Ltd.		86,900	97
*	Goldin Properties Holdings Ltd.	170,000	97
	Dah Chong Hong Holdings Ltd.	166,000	97
^	Sinopec Kantons Holdings Ltd.	122,000	96
	China South City Holdings Ltd.	292,000	96
	KWG Property Holding Ltd.	147,000	94
	Lao Feng Xiang Co. Ltd. Class B	30,400	94
*	BOE Technology Group Co. Ltd. Class B	288,800	93
*,^ Tech Pro Technology Development Ltd.		122,400	92
	Shenzhen Expressway Co. Ltd.	118,000	92
	Tianjin Port Development Holdings Ltd.	450,000	91
*	Huadian Energy Co. Ltd. Class B	204,600	91
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	52,600	90
	China Overseas Grand Oceans Group Ltd.	165,000	87
*,2 Shengjing Bank Co. Ltd.		88,181	86
*	Luye Pharma Group Ltd.	72,000	86
	China ZhengTong Auto Services Holdings Ltd.	171,000	86
	Greentown China Holdings Ltd.	97,879	85
	Angang Steel Co. Ltd.	114,000	85
	Lijun International Pharmaceutical Holding Co. Ltd.	180,000	84
	Hua Han Bio-Pharmaceutical Holdings Ltd.	350,400	84
*	PAX Global Technology Ltd.	85,000	80
	Yuexiu Transport Infrastructure Ltd.	114,000	77
*	China Lumena New Materials Corp.	476,000	77
	Dazhong Transportation Group Co. Ltd. Class B	91,500	77
*	China Foods Ltd.	230,000	76
	NetDragon Websoft Inc.	43,500	76
	China Southern Airlines Co. Ltd.	142,000	76
*	China Tian Lun Gas Holdings Ltd.	72,000	76
^	Golden Eagle Retail Group Ltd.	63,000	75
*	Kingdee International Software Group Co. Ltd.	232,000	75
*,^ China Yurun Food Group Ltd.		195,000	75

	Xinjiang Goldwind Science & Technology Co. Ltd.	46,600	74
*	China Modern Dairy Holdings Ltd.	227,000	73
	Guangshen Railway Co. Ltd.	140,000	72
*,^ China Traditional Chinese Medicine Co. Ltd.		110,000	72
	Zhongsheng Group Holdings Ltd.	82,000	71
	China Hongqiao Group Ltd.	113,000	71
	Beijing Capital Land Ltd.	152,000	70
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	130,500	69
	Huishang Bank	158,452	69
	Harbin Electric Co. Ltd.	96,000	69
*	Phoenix Healthcare Group Co. Ltd.	39,840	68
	Intime Retail Group Co. Ltd.	110,000	68
	China Oil & Gas Group Ltd.	520,000	67
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	20,333	67
	CSG Holding Co. Ltd. Class B	90,105	66
	China Singyes Solar Technologies Holdings Ltd.	47,000	65
	China Water Affairs Group Ltd.	138,000	65
	Coolpad Group Ltd.	320,000	65
	Tibet 5100 Water Resources Holdings Ltd.	191,000	64
	Fufeng Group Ltd.	125,000	63
	Phoenix Satellite Television Holdings Ltd.	200,000	63
*,^ CT Environmental Group Ltd.		62,000	62
	China BlueChemical Ltd.	176,000	61
	Greatview Aseptic Packaging Co. Ltd.	132,000	60
*	Mingfa Group International Co. Ltd.	180,000	59
	China Machinery Engineering Corp.	69,000	59
*	Hi Sun Technology China Ltd.	213,000	58
*	Li Ning Co. Ltd.	131,749	58
	Biostime International Holdings Ltd.	21,000	57
*	North Mining Shares Co. Ltd.	1,310,000	56
	MMG Ltd.	196,000	56
*,2 Tianhe Chemicals Group Ltd.		383,088	55
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	26,900	55
*	Maanshan Iron & Steel Co. Ltd.	200,000	54
	CIMC Enric Holdings Ltd.	70,000	54
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	162,000	54
	Hengdeli Holdings Ltd.	284,000	53
	Lonking Holdings Ltd.	279,000	53
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	64,000	52
	China Shineway Pharmaceutical Group Ltd.	33,000	52
	China Dongxiang Group Co. Ltd.	295,000	50
	Shenguan Holdings Group Ltd.	176,000	49
	Wumart Stores Inc.	69,000	49
	Baoxin Auto Group Ltd.	85,000	49
*	Powerlong Real Estate Holdings Ltd.	356,000	49
	Dalian Port PDA Co. Ltd.	142,000	49
	China Datang Corp. Renewable Power Co. Ltd.	330,000	47
	China Suntien Green Energy Corp. Ltd.	209,000	47
*	Lianhua Supermarket Holdings Co. Ltd.	94,000	45
^	Kaisa Group Holdings Ltd.	221,000	45
^	Tiangong International Co. Ltd.	258,000	45
*	China Precious Metal Resources Holdings Co. Ltd.	480,000	42
*	Chinasoft International Ltd.	130,000	41
*	Glorious Property Holdings Ltd.	355,000	41
	Shenzhen Investment Ltd.	140,000	40
	Anhui Gujing Distillery Co. Ltd. Class B	13,200	39
	Wisdom Holdings Group	64,000	39

*	Sinotrans Shipping Ltd.	169,500	38
*	China Power New Energy Development Co. Ltd.	620,000	38
*	CITIC Resources Holdings Ltd.	278,000	37
	Chaowei Power Holdings Ltd.	86,000	36
	NVC Lighting Holding Ltd.	156,000	35
	Ajisen China Holdings Ltd.	61,000	35
	Hydoo International Holding Ltd.	172,000	35
	Shanghai Diesel Engine Co. Ltd. Class B	46,100	35
*	China Resources and Transportation Group Ltd.	1,500,000	32
	Xingda International Holdings Ltd.	103,000	32
	Changshouhua Food Co. Ltd.	47,000	32
	China Lesso Group Holdings Ltd.	66,000	32
*	China WindPower Group Ltd.	520,000	32
*	Sinofert Holdings Ltd.	174,000	32
	Comba Telecom Systems Holdings Ltd.	129,800	31
	Bosideng International Holdings Ltd.	242,000	31
	Bank of Chongqing Co. Ltd.	37,000	30
	Jiangling Motors Corp. Ltd. Class B	6,100	30
	Livzon Pharmaceutical Group Inc.	5,300	30
	Hilong Holding Ltd.	96,000	30
	CPMC Holdings Ltd.	55,000	29
	Shanghai Baosight Software Co. Ltd. Class B	10,100	29
	Yashili International Holdings Ltd.	94,000	29
	Texhong Textile Group Ltd.	38,500	29
	Welling Holding Ltd.	156,000	29
	Bloomage BioTechnology Corp. Ltd.	17,500	29
*	V1 Group Ltd.	370,000	28
	Zhaojin Mining Industry Co. Ltd.	45,500	28
*,2 Kangda International Environmental Co. Ltd.		59,998	27
^	First Tractor Co. Ltd.	36,000	27
	China National Accord Medicines Corp. Ltd. Class B	5,400	26
	Shanghai Bailian Group Co. Ltd. Class B	15,500	26
*	TCL Multimedia Technology Holdings Ltd.	58,000	25
*	China Huiyuan Juice Group Ltd.	77,500	25
	Sichuan Expressway Co. Ltd.	60,000	25
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	12,900	25
	Daphne International Holdings Ltd.	78,000	25
	Dongyue Group Ltd.	71,000	25
*	Kama Co. Ltd. Class B	46,500	24
*	Boer Power Holdings Ltd.	22,000	24
*	Chengde Nanjiang Co. Ltd. Class B	62,900	23
	China National Materials Co. Ltd.	88,000	23
	Anxin-China Holdings Ltd.	312,000	21
*	Sany Heavy Equipment International Holdings Co. Ltd.	95,000	20
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	19
*	EverChina International Holdings Co. Ltd.	475,000	18
	XTEP International Holdings Ltd.	31,500	11
*	Chaoda Modern Agriculture Holdings Ltd.	132,000	9
			129,383
Colombia (0.1%)
	Bancolombia SA ADR	18,074	836
	Grupo de Inversiones Suramericana SA	35,615	517
	Ecopetrol SA	423,943	340
	Almacenes Exito SA	30,107	308
	Ecopetrol SA ADR	16,910	276
	Banco Davivienda SA Preference Shares	23,037	242
	Grupo Aval Acciones y Valores Preference Shares	432,438	228

	Corp Financiera Colombiana SA	12,489	190
	Cementos Argos SA	49,950	188
	Bancolombia SA Preference Shares	14,574	172
	Isagen SA ESP	124,490	147
	Grupo de Inversiones Suramericana SA Preference Shares	9,924	142
*	Cemex Latam Holdings SA	21,710	135
	Interconexion Electrica SA ESP	43,966	135
	Grupo Aval Acciones y Valores ADR	2,333	24
			3,880
Czech Republic (0.0%)
	Komercni banka as	3,419	696
	CEZ AS	19,596	459
	O2 Czech Republic AS	8,868	78
			1,233
Denmark (0.5%)
	Novo Nordisk A/S Class B	284,561	12,683
	Danske Bank A/S	108,056	2,797
	Coloplast A/S Class B	21,888	1,725
	AP Moeller - Maersk A/S Class B	801	1,619
	AP Moeller - Maersk A/S Class A	802	1,569
	Novozymes A/S	32,409	1,478
*	Vestas Wind Systems A/S	31,464	1,223
	Pandora A/S	16,641	1,190
	Carlsberg A/S Class B	14,940	1,097
	TDC A/S	115,259	853
	DSV A/S	22,828	719
*	Auriga Industries A/S Class B	14,495	686
	Chr Hansen Holding A/S	11,497	478
*	ISS A/S	16,126	476
	GN Store Nord A/S	20,826	467
*	Genmab A/S	6,193	415
*	Jyske Bank A/S	8,404	380
*	Royal Unibrew A/S	2,179	371
*	Topdanmark A/S	9,790	328
*	Sydbank A/S	11,263	317
	Tryg A/S	2,657	311
^	FLSmidth & Co. A/S	7,328	310
	Matas A/S	11,786	256
*	William Demant Holding A/S	3,031	230
	NKT Holding A/S	3,370	173
	H Lundbeck A/S	8,518	173
	Solar A/S Class B	2,959	131
	SimCorp A/S	4,076	119
	ALK-Abello A/S	1,004	114
*	Bavarian Nordic A/S	2,919	90
	Schouw & Co.	1,690	78
	Spar Nord Bank A/S	7,698	69
	Dfds A/S	667	64
	Rockwool International A/S Class B	488	52
*,^ Bang & Olufsen A/S		4,004	28
*	OW Bunker A/S	3,210	—
			33,069
Egypt (0.0%)
	Commercial International Bank Egypt SAE	113,814	825
*	Global Telecom Holding SAE GDR	70,996	205
	Juhayna Food Industries	126,362	175

Talaat Moustafa Group	113,276	171
Sidi Kerir Petrochemicals Co.	79,618	159
* Orascom Telecom Media And Technology Holding SAE GDR	191,266	153
* Egyptian Financial Group-Hermes Holding Co.	57,560	134
* Citadel Capital SAE	263,431	112
Telecom Egypt Co.	55,015	89
* Egypt Kuwait Holding Co. SAE	112,592	81
* South Valley Cement	74,684	70
* Pioneers Holding for Financial Investments SAE	40,996	70
* ElSwedy Electric Co.	7,718	52
* Ezz Steel	24,554	49
* Six of October Development & Investment	24,349	49
Oriental Weavers	24,535	45
Heliopolis Co. for Housing and Construction SAE	3,075	28
* Abu Dhabi Islamic Bank	24,453	26
* Medinet Nasr Housing	5,633	26
		2,519
Finland (0.3%)
Nokia Oyj	539,261	4,147
Sampo Oyj Class A	65,173	3,156
Kone Oyj Class B	53,364	2,407
UPM-Kymmene Oyj	93,291	1,640
Fortum Oyj	62,713	1,338
Wartsila OYJ Abp	21,654	1,004
Metso Oyj	27,332	832
Nokian Renkaat Oyj	29,853	736
Stora Enso Oyj	69,933	679
Elisa Oyj	20,024	533
Cargotec Oyj Class B	15,862	508
Neste Oil Oyj	16,936	471
Orion Oyj Class B	12,656	417
Valmet Oyj	27,394	353
^ Outotec Oyj	55,173	319
Huhtamaki Oyj	11,387	312
Kesko Oyj Class B	8,532	312
Amer Sports Oyj	14,742	281
Konecranes Oyj	7,002	213
Sponda Oyj	44,471	205
Tieto Oyj	8,018	197
Caverion Corp.	15,327	143
Citycon Oyj	39,776	135
* Outokumpu Oyj	24,657	133
Kemira Oyj	10,948	125
Metsa Board Oyj	20,944	125
^ YIT Oyj	17,206	100
Ramirent Oyj	11,293	93
Raisio Oyj	14,364	69
Uponor Oyj	4,437	68
Sanoma Oyj	7,321	46
* Oriola-KD Oyj	10,951	45
Cramo Oyj	2,348	36
Stockmann OYJ Abp Class B	3,597	25
		21,203
France (2.9%)
Sanofi	167,845	15,465
Total SA	296,443	15,217

BNP Paribas SA	142,592	7,487
AXA SA	273,678	6,402
Schneider Electric SE	79,967	6,011
LVMH Moet Hennessy Louis Vuitton SA	37,135	5,972
Danone SA	79,586	5,341
Orange SA	260,743	4,587
GDF Suez	204,555	4,537
Air Liquide SA	34,930	4,404
Vivendi SA	184,691	4,367
Airbus Group NV	80,624	4,296
Societe Generale SA	104,991	4,216
L'Oreal SA	22,419	4,009
Vinci SA	66,923	3,516
Pernod Ricard SA	27,823	3,336
Essilor International SA	27,673	3,082
Cie de Saint-Gobain	65,837	2,805
Carrefour SA	86,725	2,718
Cie Generale des Etablissements Michelin	26,888	2,618
Safran SA	36,673	2,442
* L'Oreal SA Loyalty Line	12,108	2,165
Kering	10,602	2,139
Publicis Groupe SA	27,718	2,071
Renault SA	26,576	2,031
Legrand SA	37,585	2,015
Hermes International	5,446	1,848
Air Liquide SA-PRIM	13,881	1,750
Lafarge SA (XPAR)	22,941	1,572
SES SA	43,146	1,572
Credit Agricole SA	132,136	1,567
* Alcatel-Lucent	436,462	1,511
Valeo SA	10,700	1,509
Cap Gemini SA	20,547	1,491
Dassault Systemes	20,906	1,292
* Alstom SA	39,515	1,288
Christian Dior SA	7,121	1,225
Societe BIC SA	8,598	1,223
Casino Guichard Perrachon SA	12,955	1,175
Accor SA	23,249	1,156
^ Sodexo SA	11,636	1,154
* Numericable-SFR	21,886	1,143
Bouygues SA	30,311	1,080
Klepierre	22,789	1,072
Veolia Environnement SA	56,250	1,030
SCOR SE	31,293	974
Technip SA	16,262	950
Edenred	32,690	940
Arkema SA	12,906	921
Zodiac Aerospace	26,443	877
Electricite de France SA	31,136	844
Natixis SA	128,766	819
STMicroelectronics NV	97,026	806
Rexel SA	42,935	802
Groupe Eurotunnel SE	59,616	800
AtoS	10,788	793
Suez Environnement Co.	42,672	784
Sartorius Stedim Biotech	3,996	778
Iliad SA	3,282	763

	Thales SA	13,945	734
*	Peugeot SA	49,852	719
	Eutelsat Communications SA	20,856	716
	Saft Groupe SA	20,918	667
	Bureau Veritas SA	31,325	663
	Ingenico	5,981	625
*	Lafarge SA	8,852	607
	Aeroports de Paris	4,853	582
	Gecina SA	4,324	567
	Teleperformance	7,660	549
	Bollore SA	122,767	528
	Wendel SA	4,561	511
	Eurazeo SA	6,678	468
	Vallourec SA	20,514	445
	SEB SA	5,948	407
	Lagardere SCA	14,460	395
	Eurofins Scientific SE	1,478	380
	Fonciere Des Regions	3,580	367
	ICADE	3,994	349
	CNP Assurances	18,741	329
	Faurecia	7,852	315
	Korian-Medica	8,250	312
*	Credit Agricole SA Loyalty Line	25,664	304
	JCDecaux SA	8,450	304
*,2 Euronext NV		9,303	301
	Orpea	4,455	290
	Mercialys SA	11,636	282
	Eiffage SA	5,408	263
	Neopost SA	4,702	244
*	UBISOFT Entertainment	11,537	232
*	Technicolor SA	38,610	231
	Rubis SCA	3,939	228
	Metropole Television SA	12,110	221
	Imerys SA	3,027	219
	Plastic Omnium SA	7,468	214
	Ipsen SA	4,164	212
	Remy Cointreau SA	2,787	206
	Societe Television Francaise 1	12,597	198
	Havas SA	24,819	192
*	Electricite de France SA Loyalty Line	6,661	181
	Euler Hermes Group	1,829	179
*	Nexans SA	5,175	163
	BioMerieux	1,421	155
*,^ CGG SA		27,002	150
*,^ Air France-KLM		14,541	128
	Virbac SA	549	122
*	Coface SA	9,900	121
*	Societe de la Tour Eiffel	2,279	120
	Altran Technologies SA	13,287	118
	Sopra Steria Group	1,488	116
*,2 Elior Participations SCA		7,053	111
	IPSOS	4,103	107
	Nexity SA	2,622	103
*	Beneteau SA	6,653	97
	Rallye SA	2,306	86
	Vicat	1,220	86
	Gaztransport Et Technigaz SA	1,427	81

	Alten SA	1,875	79
*	Eramet	929	74
*	Norbert Dentressangle SA	501	74
	Vilmorin & Cie SA	815	72
	MPI	20,679	70
*	Groupe Fnac	1,373	69
	Boiron SA	633	65
*	Solocal Group	72,347	61
	Bourbon SA	2,900	60
	Trigano SA	1,902	57
	LISI	2,211	55
*	Etablissements Maurel et Prom	6,590	53
*	GameLoft SE	13,315	44
*	SEB SA Loyalty Line	643	44
	Haulotte Group SA	2,872	43
	Tarkett SA	1,857	38
	Faiveley Transport SA	579	35
	Albioma SA	1,776	33
	Assystem	1,557	30
	Bonduelle S.C.A.	1,139	26
*	FFP	382	25
	Societe d'Edition de Canal &	3,717	25
	Jacquet Metal Service	1,267	22
	Mersen	914	22
*,^ SOITEC		21,254	21
*	Parrot SA	974	21
	Burelle SA	6	4
			179,580
Germany (2.9%)
	Bayer AG	120,933	17,418
^	Siemens AG	119,907	12,667
	Daimler AG	138,616	12,554
	BASF SE	134,634	12,041
	Allianz SE	66,238	10,922
	SAP SE	130,326	8,506
	Deutsche Telekom AG	453,228	7,813
	Deutsche Bank AG	200,926	5,832
	Bayerische Motoren Werke AG	46,776	5,440
	Linde AG	26,796	5,133
	Volkswagen AG Preference Shares	21,888	4,883
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,071	4,826
	Deutsche Post AG	135,118	4,373
	E.ON SE	268,685	4,159
	Continental AG	15,656	3,533
	Fresenius SE & Co. KGaA	56,833	3,253
	Deutsche Boerse AG	35,586	2,729
	Henkel AG & Co. KGaA Preference Shares	23,713	2,715
	Porsche Automobil Holding SE Preference Shares	29,434	2,467
	Fresenius Medical Care AG & Co. KGaA	30,439	2,256
	adidas AG	30,041	2,067
	HeidelbergCement AG	27,196	2,000
	RWE AG	69,630	1,931
*	ThyssenKrupp AG	73,660	1,914
	Henkel AG & Co. KGaA	18,477	1,891
	Merck KGaA	18,292	1,828
	Infineon Technologies AG	158,476	1,776
*	Commerzbank AG	134,283	1,610

ProSiebenSat.1 Media AG	30,027	1,329
Beiersdorf AG	14,353	1,260
Brenntag AG	21,999	1,197
GEA Group AG	24,894	1,125
Symrise AG	15,997	1,047
Deutsche Wohnen AG	37,777	981
Volkswagen AG	4,276	949
Hannover Rueck SE	10,555	946
LEG Immobilien AG	11,717	897
K&S AG	27,381	864
* Kabel Deutschland Holding AG	6,136	833
HUGO BOSS AG	6,242	806
* QIAGEN NV	31,750	726
United Internet AG	16,412	711
Wirecard AG	15,615	698
* GAGFAH SA	30,125	671
* METRO AG	21,594	664
FUCHS PETROLUB SE	16,122	609
LANXESS AG	12,327	591
MAN SE	5,466	583
MTU Aero Engines AG	6,292	576
* OSRAM Licht AG	12,062	554
* TUI AG-NEW	31,235	540
Deutsche Lufthansa AG	26,283	445
Freenet AG	14,631	436
Telefonica Deutschland Holding AG	74,552	414
TUI AG-DI	23,341	410
Deutsche Euroshop AG	8,453	392
Fuchs Petrolub SE Preference Shares	8,756	360
Aurubis AG	5,908	320
Evonik Industries AG	10,069	319
* Dialog Semiconductor plc	8,322	318
Axel Springer SE	5,137	316
Fraport AG Frankfurt Airport Services Worldwide	4,969	304
* MorphoSys AG	3,393	291
Bilfinger SE	5,310	277
Leoni AG	4,127	257
DMG MORI SEIKI AG	7,763	254
HOCHTIEF AG	3,360	234
KION Group AG	5,826	226
STADA Arzneimittel AG	7,259	225
Gerresheimer AG	4,122	225
Celesio AG	7,360	218
Wacker Chemie AG	1,999	214
KUKA AG	3,076	208
Norma Group SE	3,992	198
Drillisch AG	4,919	191
Aareal Bank AG	4,844	183
Takkt AG	10,483	178
CTS Eventim AG & Co. KGaA	6,198	177
Fielmann AG	2,579	175
Wincor Nixdorf AG	3,793	174
* Nordex SE	8,788	170
Software AG	6,141	162
Gerry Weber International AG	4,199	162
Krones AG	1,665	158
Salzgitter AG	5,667	154

	Rational AG	461	152
^	TAG Immobilien AG	11,541	150
*	Kloeckner & Co. SE	14,417	149
	Sixt SE	3,725	144
	Rhoen Klinikum AG	5,330	141
*	SGL Carbon SE	8,789	140
	Talanx AG	4,447	135
^	Suedzucker AG	10,184	128
	Sartorius AG Preference Shares	970	124
	Grenkeleasing AG	1,154	124
	ElringKlinger AG	3,434	120
*	Grand City Properties SA	7,304	120
	Draegerwerk AG & Co. KGaA Preference Shares	1,078	109
	Duerr AG	1,160	106
	BayWa AG	2,533	100
*	AIXTRON SE	12,390	98
	Jungheinrich AG Preference Shares	1,610	98
	CompuGroup Medical AG	3,741	97
	Pfeiffer Vacuum Technology AG	1,066	96
	Aurelius AG	2,371	95
	Biotest AG Preference Shares	770	94
	Bechtle AG	1,108	94
	alstria office REIT-AG	6,316	81
*	Heidelberger Druckmaschinen AG	32,853	77
^	Vossloh AG	1,197	77
	Stroeer Media SE	2,565	75
	Bertrandt AG	558	73
	KWS Saat AG	221	67
	Carl Zeiss Meditec AG	2,316	61
	Deutz AG	11,888	55
	Rheinmetall AG	1,226	53
	CAT Oil AG	4,221	52
	Puma SE	265	50
	Jenoptik AG	3,717	50
	Wacker Neuson SE	2,449	50
	Indus Holding AG	977	43
	Hamburger Hafen und Logistik AG	2,013	41
*	Kontron AG	6,837	40
	KSB AG Preference Shares	80	40
*	Patrizia Immobilien AG	2,120	37
	Delticom AG	1,746	34
*,^ SMA Solar Technology AG		1,946	24
	QSC AG	9,587	19
			180,152
Greece (0.0%)
	FF Group	10,320	309
*	National Bank of Greece SA	230,046	235
	OPAP SA	26,182	221
*	Hellenic Telecommunications Organization SA ADR	45,296	183
*	Alpha Bank AE	456,327	167
*	Piraeus Bank SA	281,904	164
*	Mytilineos Holdings SA	28,609	162
	Titan Cement Co. SA	6,193	138
	JUMBO SA	11,276	107
	Motor Oil Hellas Corinth Refineries SA	14,637	99
*	Public Power Corp. SA	13,196	72
*	Hellenic Telecommunications Organization SA	7,746	64

	Grivalia Properties REIC	3,952	35
	Hellenic Petroleum SA	7,187	31
	Athens Water Supply & Sewage Co. SA	4,011	26
*	Marfin Investment Group Holdings SA	146,964	26
	Hellenic Exchanges SA	4,615	25
*	Ellaktor SA	8,992	17
			2,081
Hong Kong (1.3%)
	AIA Group Ltd.	1,743,958	10,124
	Hutchison Whampoa Ltd.	342,000	4,526
	Sun Hung Kai Properties Ltd.	262,050	4,264
	Hong Kong Exchanges and Clearing Ltd.	172,513	3,970
	Cheung Kong Holdings Ltd.	191,400	3,652
	Hang Seng Bank Ltd.	141,018	2,468
	Jardine Matheson Holdings Ltd.	35,895	2,294
	Link REIT	324,500	2,195
	Hong Kong & China Gas Co. Ltd.	876,941	2,008
	Power Assets Holdings Ltd.	183,000	1,914
	CLP Holdings Ltd.	211,500	1,888
	Wharf Holdings Ltd.	220,600	1,787
	BOC Hong Kong Holdings Ltd.	497,500	1,744
	Sands China Ltd.	356,400	1,735
	Galaxy Entertainment Group Ltd.	302,000	1,577
	Bank of East Asia Ltd.	320,672	1,332
	Hang Lung Group Ltd.	257,437	1,224
	Hongkong Land Holdings Ltd.	162,400	1,203
	Want Want China Holdings Ltd.	984,797	1,179
	Swire Pacific Ltd. Class A	82,852	1,110
	Henderson Land Development Co. Ltd.	152,240	1,085
	Jardine Strategic Holdings Ltd.	31,000	1,082
	Tingyi Cayman Islands Holding Corp.	390,000	961
	Hang Lung Properties Ltd.	311,000	914
	China Mengniu Dairy Co. Ltd.	194,000	884
	MTR Corp. Ltd.	189,000	837
	Li & Fung Ltd.	804,000	796
	Prosperity REIT	2,001,000	742
	New World Development Co. Ltd.	598,224	713
	Cheung Kong Infrastructure Holdings Ltd.	78,000	640
	Wheelock & Co. Ltd.	113,000	639
	Sino Land Co. Ltd.	372,280	623
	AAC Technologies Holdings Inc.	96,500	617
	Techtronic Industries Co. Ltd.	172,500	563
	Samsonite International SA	180,896	549
	Swire Properties Ltd.	144,646	464
^	Prada SPA	72,300	425
	Wynn Macau Ltd.	147,600	409
	Hysan Development Co. Ltd.	84,000	406
*,^ Goldin Financial Holdings Ltd.		300,000	406
	Yue Yuen Industrial Holdings Ltd.	108,000	402
	SJM Holdings Ltd.	259,000	380
	First Pacific Co. Ltd.	361,200	368
	PCCW Ltd.	510,000	338
	NWS Holdings Ltd.	181,500	337
	Kerry Properties Ltd.	85,500	302
	ASM Pacific Technology Ltd.	32,000	289
*	Semiconductor Manufacturing International Corp.	3,325,000	288
	Esprit Holdings Ltd.	250,346	282

	VTech Holdings Ltd.	19,100	269
	MGM China Holdings Ltd.	108,000	262
*,2 WH Group Ltd.		446,201	252
^	Sun Art Retail Group Ltd.	277,079	250
	Melco International Development Ltd.	118,000	235
	Hopewell Holdings Ltd.	59,000	221
*	Alibaba Health Information Technology Ltd.	332,000	218
	Huabao International Holdings Ltd.	275,000	217
	Shangri-La Asia Ltd.	157,519	204
	Television Broadcasts Ltd.	32,500	202
	Orient Overseas International Ltd.	30,500	199
	New World China Land Ltd.	312,000	194
	Cathay Pacific Airways Ltd.	83,000	194
	Uni-President China Holdings Ltd.	220,800	191
	Dah Sing Financial Holdings Ltd.	32,544	188
^	Chow Tai Fook Jewellery Group Ltd.	135,200	179
	Giordano International Ltd.	354,000	168
	Xinyi Glass Holdings Ltd.	300,000	158
	Luk Fook Holdings International Ltd.	42,000	156
*	Global Brands Group Holding Ltd.	722,000	136
	L'Occitane International SA	53,500	135
	NagaCorp Ltd.	172,000	135
*	United Co. RUSAL plc	192,000	130
	Johnson Electric Holdings Ltd.	35,250	128
	Minth Group Ltd.	60,000	125
*	FIH Mobile Ltd.	270,000	120
*,^ Superb Summit International Group Ltd.		620,000	117
	China Travel International Investment Hong Kong Ltd.	354,000	116
	Cafe de Coral Holdings Ltd.	30,000	110
	Champion REIT	225,000	110
	Yuexiu REIT	207,000	109
*	Nexteer Automotive Group Ltd.	107,000	105
	Man Wah Holdings Ltd.	121,600	104
^	Shougang Fushan Resources Group Ltd.	498,000	103
*,^ Town Health International Medical Group Ltd.		482,000	101
	Shui On Land Ltd.	447,000	101
*	Brightoil Petroleum Holdings Ltd.	385,000	95
	CITIC Telecom International Holdings Ltd.	302,500	94
	Yingde Gases Group Co. Ltd.	137,500	93
	Kerry Logistics Network Ltd.	58,000	88
	Stella International Holdings Ltd.	33,500	88
	Pacific Basin Shipping Ltd.	235,000	87
	Value Partners Group Ltd.	101,000	86
	Xinyi Solar Holdings Ltd.	310,000	85
	Dah Sing Banking Group Ltd.	47,937	80
	Great Eagle Holdings Ltd.	24,000	80
*	Sino Oil And Gas Holdings Ltd.	3,795,000	80
*	G-Resources Group Ltd.	2,679,600	77
	Hopewell Highway Infrastructure Ltd.	156,300	76
	SITC International Holdings Co. Ltd.	136,000	75
^	SA Sa International Holdings Ltd.	115,995	75
	Dynam Japan Holdings Co. Ltd.	37,400	74
^	Guotai Junan International Holdings Ltd.	105,000	74
	Lifestyle International Holdings Ltd.	37,500	73
	Pacific Textiles Holdings Ltd.	52,000	72
*	Hong Kong Television Network Ltd.	164,000	71
	K Wah International Holdings Ltd.	132,000	71

	REXLot Holdings Ltd.	900,000	70
*,^ Macau Legend Development Ltd.		186,000	68
*	China LotSynergy Holdings Ltd.	940,000	67
*	China Oceanwide Holdings Ltd.	626,000	67
	Shun Tak Holdings Ltd.	144,000	66
^	TCL Communication Technology Holdings Ltd.	74,000	65
	SmarTone Telecommunications Holdings Ltd.	37,000	65
	Towngas China Co. Ltd.	71,000	62
^	Newocean Energy Holdings Ltd.	162,000	59
	Ju Teng International Holdings Ltd.	112,000	59
*	Suncorp Technologies Ltd.	1,910,000	58
^	Haitong International Securities Group Ltd.	92,000	58
*	FDG Electric Vehicles Ltd.	1,000,000	57
^	Truly International Holdings Ltd.	154,000	55
*	Sun Hung Kai & Co. Ltd.	58,000	52
	Hutchison Telecommunications Hong Kong Holdings Ltd.	112,000	51
	Chow Sang Sang Holdings International Ltd.	19,000	50
*	Carnival Group International Holdings Ltd.	309,992	50
*	Xinchen China Power Holdings Ltd.	128,000	49
*,^ Midland Holdings Ltd.		96,000	48
*	Louis XIII Holdings Ltd.	107,500	47
	TPV Technology Ltd.	224,000	46
	APT Satellite Holdings Ltd.	33,000	45
*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		492,000	45
*,^ United Photovoltaics Group Ltd.		312,000	43
	Texwinca Holdings Ltd.	52,000	43
*	United Laboratories International Holdings Ltd.	86,000	42
^	Summit Ascent Holdings Ltd.	75,948	42
*	Landing International Development Ltd.	1,095,000	40
*,^ Wanda Hotel Development Co. Ltd.		200,000	38
	Springland International Holdings Ltd.	122,657	38
	TCC International Holdings Ltd.	98,000	36
*	Lung Cheong International Holdings Ltd.	301,115	34
	Goodbaby International Holdings Ltd.	104,464	33
	Lai Sun Development Co. Ltd.	1,446,000	32
*,^ China Dynamics Holdings Ltd.		420,000	31
	Trinity Ltd.	156,000	31
*	China Household Holdings Ltd.	445,000	30
	Sunlight REIT	56,000	28
	Parkson Retail Group Ltd.	117,500	28
	China Aerospace International Holdings Ltd.	200,000	25
	Liu Chong Hing Investment Ltd.	19,982	25
*	Sunshine Oilsands Ltd.	317,500	24
	China Merchants Land Ltd.	168,000	24
	Honghua Group Ltd.	185,000	23
^	Anton Oilfield Services Group	112,000	22
*	China Public Procurement Ltd.	904,000	22
	SPT Energy Group Inc.	114,000	18
	Emperor Watch & Jewellery Ltd.	360,000	16
*	Mongolia Energy Corp. Ltd.	204,000	11
			78,709
Hungary (0.0%)
	OTP Bank plc	43,718	579
	MOL Hungarian Oil & Gas plc	6,799	272
	Richter Gedeon Nyrt	17,526	238

* Magyar Telekom Telecommunications plc	62,225	81
		1,170
India (1.1%)
Housing Development Finance Corp. Ltd.	223,347	4,539
HDFC Bank Ltd. ADR	63,433	3,614
Infosys Ltd. ADR	91,080	3,104
Tata Consultancy Services Ltd.	67,893	2,719
2 Reliance Industries Ltd. GDR	77,173	2,291
Infosys Ltd.	60,402	2,076
* ICICI Bank Ltd.	317,485	1,844
* Axis Bank Ltd.	173,810	1,646
ITC Ltd.	277,504	1,646
Oil & Natural Gas Corp. Ltd.	290,288	1,641
Sun Pharmaceutical Industries Ltd.	110,005	1,627
Hindustan Unilever Ltd.	102,305	1,540
Reliance Industries Ltd.	98,766	1,457
Tata Motors Ltd.	135,774	1,280
State Bank of India GDR	23,263	1,153
Bharti Airtel Ltd.	182,423	1,099
HCL Technologies Ltd.	37,918	1,094
Kotak Mahindra Bank Ltd.	43,534	927
Mahindra & Mahindra Ltd.	42,265	861
Larsen & Toubro Ltd.	30,759	842
Lupin Ltd.	31,375	803
Tech Mahindra Ltd.	15,242	705
NTPC Ltd.	274,025	634
Hero MotoCorp Ltd.	13,597	628
Dr Reddy's Laboratories Ltd.	11,707	606
Sesa Sterlite Ltd.	184,279	598
Wipro Ltd.	57,577	562
Asian Paints Ltd.	38,963	539
* Coal India Ltd.	87,365	507
Power Grid Corp. of India Ltd.	211,251	504
Idea Cellular Ltd.	201,868	504
IndusInd Bank Ltd.	35,703	501
ICICI Bank Ltd. ADR	41,462	498
Cipla Ltd.	43,688	490
Aurobindo Pharma Ltd.	23,959	482
Maruti Suzuki India Ltd.	8,157	480
* United Spirits Ltd.	8,321	464
Indiabulls Housing Finance Ltd.	48,540	460
Bajaj Auto Ltd.	11,495	443
LIC Housing Finance Ltd.	57,441	443
Zee Entertainment Enterprises Ltd.	71,673	435
Ultratech Cement Ltd.	8,288	420
Adani Enterprises Ltd.	38,435	388
Yes Bank Ltd.	26,777	372
Bharti Infratel Ltd.	63,685	371
Bharat Heavy Electricals Ltd.	78,115	366
Nestle India Ltd.	3,172	364
Eicher Motors Ltd.	1,341	352
Adani Ports & Special Economic Zone Ltd.	63,418	348
Titan Co. Ltd.	48,049	332
Federal Bank Ltd.	144,273	329
Shriram Transport Finance Co. Ltd.	17,038	313
Apollo Hospitals Enterprise Ltd.	14,411	305
IDFC Ltd.	103,749	287

Ambuja Cements Ltd.	70,050	281
GAIL India Ltd.	41,000	279
* State Bank of India	55,530	276
Bharat Petroleum Corp. Ltd.	22,140	267
Motherson Sumi Systems Ltd.	34,539	251
Godrej Consumer Products Ltd.	14,534	249
Hindalco Industries Ltd.	109,038	245
Dabur India Ltd.	59,193	244
Rural Electrification Corp. Ltd.	44,113	237
ABB India Ltd.	11,390	236
Indian Oil Corp. Ltd.	42,079	235
NMDC Ltd.	102,807	235
Hindustan Petroleum Corp. Ltd.	21,982	232
* Havells India Ltd.	55,138	229
Cairn India Ltd.	60,209	226
Hindustan Zinc Ltd.	79,986	225
JSW Steel Ltd.	14,198	224
UPL Ltd.	37,433	222
Tata Steel Ltd.	34,752	219
Bharat Forge Ltd.	12,991	217
Power Finance Corp. Ltd.	42,034	202
Grasim Industries Ltd.	3,156	198
Mindtree Ltd.	9,244	197
* Reliance Communications Ltd.	146,458	188
Tata Power Co. Ltd.	126,230	184
United Breweries Ltd.	11,552	181
* Bank of Baroda	57,912	180
Petronet LNG Ltd.	61,098	177
* Ranbaxy Laboratories Ltd.	15,610	176
Shree Cement Ltd.	971	172
Cadila Healthcare Ltd.	6,466	171
Siemens Ltd.	10,185	171
Pidilite Industries Ltd.	18,150	167
DLF Ltd.	60,681	165
Just Dial Ltd.	6,520	164
Jindal Steel & Power Ltd.	63,005	161
GlaxoSmithKline Pharmaceuticals Ltd.	2,939	161
Oil India Ltd.	18,669	161
Glenmark Pharmaceuticals Ltd.	13,590	158
Britannia Industries Ltd.	4,992	152
Bajaj Finserv Ltd.	6,175	144
Marico Ltd.	24,788	144
Reliance Infrastructure Ltd.	17,599	144
Steel Authority of India Ltd.	115,173	143
Piramal Enterprises Ltd.	10,434	140
Page Industries Ltd.	735	140
Bajaj Finance Ltd.	2,125	139
Max India Ltd.	18,124	139
Mahindra & Mahindra Financial Services Ltd.	32,712	135
MRF Ltd.	207	134
Oracle Financial Services Software Ltd.	2,415	132
* Punjab National Bank	43,292	132
Cummins India Ltd.	9,045	130
JSW Energy Ltd.	65,068	127
HDFC Bank Ltd.	7,224	125
GlaxoSmithKline Consumer Healthcare Ltd.	1,260	114
Torrent Pharmaceuticals Ltd.	6,428	114

Castrol India Ltd.	14,722	113
Apollo Tyres Ltd.	28,669	112
Aditya Birla Nuvo Ltd.	3,850	112
Divi's Laboratories Ltd.	3,935	111
ING Vysya Bank Ltd.	7,431	110
CESC Ltd.	9,350	110
Oberoi Realty Ltd.	23,982	109
Canara Bank	15,022	107
Colgate-Palmolive India Ltd.	3,469	105
Reliance Capital Ltd.	13,059	102
* Ashok Leyland Ltd.	92,594	98
* Gujarat Pipavav Port Ltd.	29,361	97
Wipro Ltd. ADR	7,455	96
Bajaj Holdings & Investment Ltd.	4,212	96
IIFL Holdings Ltd.	32,769	95
Thermax Ltd.	5,117	95
Arvind Ltd.	20,018	94
Voltas Ltd.	21,448	93
ACC Ltd.	3,677	92
* SKS Microfinance Ltd.	12,790	90
* Indian Hotels Co. Ltd.	44,199	86
GMR Infrastructure Ltd.	269,033	83
Credit Analysis & Research Ltd.	2,975	80
* Jubilant Foodworks Ltd.	3,560	80
* Jammu & Kashmir Bank Ltd.	32,230	79
Info Edge India Ltd.	5,723	78
NCC Ltd.	63,849	78
* Berger Paints India Ltd.	20,494	76
* Sun Pharma Advanced Research Co. Ltd.	14,218	75
TVS Motor Co. Ltd.	15,125	75
* Jaiprakash Associates Ltd.	159,746	73
Gateway Distriparks Ltd.	11,596	72
Tata Communications Ltd.	10,833	72
Union Bank of India	21,229	71
* Amara Raja Batteries Ltd.	5,150	71
Exide Industries Ltd.	23,787	71
* Gujarat Gas Co. Ltd.	6,502	69
* Karur Vysya Bank Ltd.	7,135	69
Sundaram Finance Ltd.	2,786	68
* Hathway Cable & Datacom Ltd.	65,940	68
Tata Chemicals Ltd.	9,174	68
Sintex Industries Ltd.	37,552	67
Dewan Housing Finance Corp. Ltd.	8,815	67
IRB Infrastructure Developers Ltd.	15,260	66
* Reliance Power Ltd.	62,911	66
Wockhardt Ltd.	3,362	65
Sun TV Network Ltd.	9,912	65
Emami Ltd.	4,352	65
Crompton Greaves Ltd.	21,131	64
Torrent Power Ltd.	23,118	64
PI Industries Ltd.	7,408	60
* Unitech Ltd.	198,930	59
Vakrangee Ltd.	28,576	59
Tata Global Beverages Ltd.	22,864	58
* Bank of India	13,460	58
Prestige Estates Projects Ltd.	12,821	57
* Housing Development & Infrastructure Ltd.	31,911	56

Mphasis Ltd.	9,554	56
Amtek Auto Ltd.	19,970	56
NHPC Ltd.	174,976	54
Sobha Ltd.	7,055	54
Ipca Laboratories Ltd.	4,757	49
Strides Arcolab Ltd.	3,169	47
* National Aluminium Co. Ltd.	63,183	46
IFCI Ltd.	75,943	46
L&T Finance Holdings Ltd.	40,644	45
* Adani Power Ltd.	53,808	45
Indiabulls Real Estate Ltd.	33,322	45
IDBI Bank Ltd.	37,908	43
* Essar Oil Ltd.	23,435	42
* Suzlon Energy Ltd.	151,445	40
* Dish TV India Ltd.	28,109	36
Indian Bank	11,871	35
South Indian Bank Ltd.	79,690	35
Gujarat State Petronet Ltd.	17,246	33
Jain Irrigation Systems Ltd.	28,413	32
Indraprastha Gas Ltd.	4,094	31
Alstom India Ltd.	2,496	28
* Pipavav Defence & Offshore Engineering Co. Ltd.	34,299	27
Muthoot Finance Ltd.	7,887	27
Oriental Bank of Commerce	6,239	27
Hexaware Technologies Ltd.	7,237	26
PTC India Ltd.	16,013	26
* Corp Bank	23,040	26
Indian Overseas Bank	27,269	25
Srei Infrastructure Finance Ltd.	33,628	25
Vijaya Bank	31,062	25
* Videocon Industries Ltd.	9,656	25
Great Eastern Shipping Co. Ltd.	4,216	24
Karnataka Bank Ltd.	10,313	24
Engineers India Ltd.	6,599	23
Biocon Ltd.	3,399	23
Coromandel International Ltd.	4,820	23
* Allahabad Bank	11,991	22
Syndicate Bank	11,844	22
* Central Bank of India	13,166	22
UCO Bank	17,873	22
* DEN Networks Ltd.	10,752	19
Bhushan Steel Ltd.	9,009	12
		69,412
Indonesia (0.3%)
Bank Central Asia Tbk PT	2,336,428	2,453
Astra International Tbk PT	3,138,130	1,932
Telekomunikasi Indonesia Persero Tbk PT	7,063,340	1,568
Bank Rakyat Indonesia Persero Tbk PT	1,468,878	1,344
Bank Mandiri Persero Tbk PT	1,261,516	1,087
Perusahaan Gas Negara Persero Tbk PT	1,483,600	589
Bank Negara Indonesia Persero Tbk PT	1,003,630	492
Unilever Indonesia Tbk PT	168,600	475
Semen Indonesia Persero Tbk PT	374,300	428
Kalbe Farma Tbk PT	2,531,400	371
United Tractors Tbk PT	222,960	314
Indofood Sukses Makmur Tbk PT	525,800	313
Indocement Tunggal Prakarsa Tbk PT	163,600	295

Charoen Pokphand Indonesia Tbk PT	931,000	289
AKR Corporindo Tbk PT	750,900	277
Gudang Garam Tbk PT	59,200	269
Lippo Karawaci Tbk PT	2,823,500	252
Surya Citra Media Tbk PT	803,351	216
BISI International Tbk PT	2,526,600	209
Intiland Development Tbk PT	4,172,300	203
Tower Bersama Infrastructure Tbk PT	263,000	197
Summarecon Agung Tbk PT	1,475,500	191
Indofood CBP Sukses Makmur Tbk PT	147,600	168
XL Axiata Tbk PT	418,000	158
Ciputra Development Tbk PT	1,284,100	145
Bank Danamon Indonesia Tbk PT	408,600	142
Bumi Serpong Damai Tbk PT	812,600	129
Jasa Marga Persero Tbk PT	225,200	127
Media Nusantara Citra Tbk PT	547,400	123
Adaro Energy Tbk PT	1,516,000	119
Ramayana Lestari Sentosa Tbk PT	1,834,900	119
Pakuwon Jati Tbk PT	2,725,000	107
Matahari Putra Prima Tbk PT	345,600	103
Global Mediacom Tbk PT	667,100	97
Tambang Batubara Bukit Asam Persero Tbk PT	100,900	90
* Wijaya Karya Beton Tbk PT	817,300	88
Gajah Tunggal Tbk PT	720,000	83
Wijaya Karya Persero Tbk PT	249,900	73
Astra Agro Lestari Tbk PT	39,400	72
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,091,000	71
MNC Investama Tbk PT	2,927,700	65
Alam Sutera Realty Tbk PT	1,374,100	64
Surya Semesta Internusa Tbk PT	704,600	61
* Vale Indonesia Tbk PT	216,600	59
Bank Tabungan Negara Persero Tbk PT	743,100	58
* Indosat Tbk PT	174,900	57
Indo Tambangraya Megah Tbk PT	42,500	56
* Medco Energi Internasional Tbk PT	186,500	46
* Energi Mega Persada Tbk PT	5,503,500	45
Timah Persero Tbk PT	473,400	44
Arwana Citramulia Tbk PT	550,622	43
Ace Hardware Indonesia Tbk PT	729,200	42
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	293,100	42
* Siloam International Hospitals Tbk PT	38,600	41
Mitra Adiperkasa Tbk PT	82,600	38
* Berlian Laju Tanker Tbk PT	968,000	15
* Bumi Resources Tbk PT	1,618,500	13
		16,567
Ireland (0.1%)
Kerry Group plc Class A	20,239	1,467
* Bank of Ireland	3,968,711	1,194
* Ryanair Holdings plc ADR	16,060	1,060
Smurfit Kappa Group plc	30,271	744
Paddy Power plc	6,342	494
Glanbia plc	29,480	475
* ICON plc	7,800	440
Kingspan Group plc	23,523	425
* Ryanair Holdings plc	23,375	272
C&C Group plc	51,114	199
FBD Holdings plc	1,374	17

* Irish Bank Resolution Corp. Ltd.	14,385	—
		6,787
Israel (0.2%)
Teva Pharmaceutical Industries Ltd.	136,908	7,775
* Strauss Group Ltd.	46,159	679
Bank Hapoalim BM	124,356	552
* Bank Leumi Le-Israel BM	164,881	550
Bezeq The Israeli Telecommunication Corp. Ltd.	256,910	410
Israel Chemicals Ltd.	55,193	397
* NICE-Systems Ltd.	7,024	343
* Mellanox Technologies Ltd.	5,139	226
* Israel Discount Bank Ltd. Class A	130,177	203
Elbit Systems Ltd.	2,941	181
* Mizrahi Tefahot Bank Ltd.	15,715	171
Frutarom Industries Ltd.	5,312	166
Gazit-Globe Ltd.	12,436	157
Delek Group Ltd.	589	144
Azrieli Group	3,265	113
Paz Oil Co. Ltd.	663	85
Alony Hetz Properties & Investments Ltd.	11,949	84
Melisron Ltd.	2,819	82
Osem Investments Ltd.	4,261	75
* EZchip Semiconductor Ltd.	3,995	75
Israel Corp. Ltd.	219	71
Ormat Industries	10,070	71
* Delek Energy Systems Ltd.	157	69
Shikun & Binui Ltd.	35,075	66
Harel Insurance Investments & Financial Services Ltd.	14,790	66
* Tower Semiconductor Ltd.	4,218	64
* Nitsba Holdings 1995 Ltd.	4,580	62
Migdal Insurance & Financial Holding Ltd.	47,854	57
* Clal Insurance Enterprises Holdings Ltd.	3,854	56
* Oil Refineries Ltd.	184,043	54
Ituran Location and Control Ltd.	2,266	47
* Compugen Ltd.	6,072	47
Reit 1 Ltd.	18,543	46
* Allot Communications Ltd.	4,912	45
* Cellcom Israel Ltd. (Registered)	8,090	43
* Jerusalem Oil Exploration	1,309	39
* Partner Communications Co. Ltd.	8,707	30
* Silicom Ltd.	693	29
* Nova Measuring Instruments Ltd.	2,405	26
* Kenon Holdings Ltd.	1,533	26
* Mazor Robotics Ltd.	5,016	26
* Evogene Ltd.	2,628	22
* Kamada Ltd.	5,171	21
		13,551
Italy (0.8%)
Eni SPA	356,306	5,996
Intesa Sanpaolo SPA (Registered)	1,694,505	4,955
Enel SPA	942,492	4,259
UniCredit SPA	695,647	4,101
Assicurazioni Generali SPA	178,363	3,764
* Telecom Italia SPA (Registered)	1,665,360	1,935
* Fiat Chrysler Automobiles NV	118,971	1,569
Luxottica Group SPA	25,197	1,498

	Snam SPA	304,688	1,491
	Atlantia SPA	56,223	1,447
	CNH Industrial NV (MTAA)	179,097	1,363
	Terna Rete Elettrica Nazionale SPA	244,053	1,070
	Prysmian SPA	49,331	913
	Unione di Banche Italiane SCpA	122,358	842
	Pirelli & C. SPA	45,486	645
	Telecom Italia SPA (Bearer)	677,998	640
	Mediobanca SPA	73,697	638
	Banco Popolare SC	50,548	638
	EXOR SPA	14,047	573
	Tenaris SA ADR	19,598	553
*	Finmeccanica SPA	50,123	547
*	Banca Popolare dell'Emilia Romagna SC	72,181	487
*	Saipem SPA	52,951	476
*	Banca Popolare di Milano Scarl	585,725	469
	Azimut Holding SPA	19,108	445
	Enel Green Power SPA	218,697	432
*	Mediaset SPA	92,615	421
*	Tenaris SA	29,761	420
	Recordati SPA	23,910	395
	UnipolSai SPA	120,333	334
	Banca Generali SPA	11,875	332
	Italcementi SPA	43,842	302
	Banca Monte dei Paschi di Siena SPA	642,538	291
	Unipol Gruppo Finanziario SPA Preference Shares	51,585	264
	Moncler SPA	16,922	251
	Mediolanum SPA	35,176	250
	ERG SPA	20,451	244
	Davide Campari-Milano SPA	33,217	225
	DiaSorin SPA	5,622	224
	Banca Popolare di Sondrio SCARL	57,158	222
^	Tod's SPA	2,088	215
*	World Duty Free SPA	18,692	206
*	Yoox SPA	8,423	182
*	Credito Valtellinese SC	154,199	174
	Hera SPA	70,189	172
	Ansaldo STS SPA	16,919	170
^	GTECH SPA	8,557	168
	Salvatore Ferragamo SPA	5,670	164
*	Sorin SPA	69,863	162
	A2A SPA	168,610	161
	Societa Cattolica di Assicurazioni SCRL	20,187	156
*	FinecoBank Banca Fineco SPA	28,097	151
*,2 Anima Holding SPA		28,618	143
	Interpump Group SPA	9,369	134
	Parmalat SPA	44,356	126
	MARR SPA	6,935	121
	UnipolSai SPA B	41,423	115
*	Autogrill SPA	13,384	114
	Brembo SPA	3,126	110
	De' Longhi	6,030	109
	Danieli & C Officine Meccaniche SPA-RSP	6,539	107
*	Salini Impregilo SPA	27,931	102
	Beni Stabili SpA SIIQ	124,719	93
*	Ei Towers SPA	1,850	92
	Buzzi Unicem SPA	6,809	84

*,^ Banca Carige SPA		1,207,308	81
	Credito Emiliano SPA	9,851	77
	Unipol Gruppo Finanziario SPA	14,582	74
	Cementir Holding SPA	10,694	72
	Amplifon SPA	11,873	71
	Industria Macchine Automatiche SPA	1,585	70
	Societa Iniziative Autostradali e Servizi SPA	6,715	67
	ACEA SPA	5,737	64
	Italmobiliare SPA	2,286	59
*,^ RCS MediaGroup SPA		48,117	59
	Iren SPA	50,213	58
	Trevi Finanziaria Industriale SPA	17,319	52
	CNH Industrial NV (XNYS)	6,507	50
	Danieli & C Officine Meccaniche SPA	1,880	46
*	Safilo Group SPA	3,221	46
*	Saras SPA	40,518	45
	Immobiliare Grande Distribuzione SIIQ SPA	55,106	45
*	Piaggio & C SPA	14,781	45
*	Cerved Information Solutions SPA	8,303	45
	Brunello Cucinelli SPA	2,164	45
	ASTM SPA	3,541	44
*	Fincantieri SPA	51,374	42
*	Geox SPA	10,796	37
*	CIR-Compagnie Industriali Riunite SPA	32,485	36
	Astaldi SPA	4,791	30
	Esprinet SPA	4,334	30
*	Gruppo Editoriale L'Espresso SPA	22,920	29
*	Cofide SPA	48,461	25
*	Arnoldo Mondadori Editore SPA	24,213	25
*	Juventus Football Club SPA	87,181	23
			50,944
Japan (7.8%)
	Toyota Motor Corp.	386,830	24,939
	Mitsubishi UFJ Financial Group Inc.	2,069,762	10,999
	SoftBank Corp.	138,015	8,122
	Honda Motor Co. Ltd.	261,600	7,894
	Sumitomo Mitsui Financial Group Inc.	196,448	6,592
	KDDI Corp.	90,100	6,360
	Takeda Pharmaceutical Co. Ltd.	114,800	5,735
	Mizuho Financial Group Inc.	3,490,207	5,707
	Canon Inc.	164,600	5,207
	Hitachi Ltd.	669,488	5,056
	Astellas Pharma Inc.	321,100	4,960
	FANUC Corp.	29,200	4,904
	Central Japan Railway Co.	27,400	4,699
	Japan Tobacco Inc.	168,393	4,586
	Bridgestone Corp.	113,554	4,538
	East Japan Railway Co.	56,264	4,346
	Mitsubishi Estate Co. Ltd.	211,588	4,257
	Shin-Etsu Chemical Co. Ltd.	64,007	4,238
	Seven & i Holdings Co. Ltd.	113,400	4,150
	Kao Corp.	93,074	4,081
	Sony Corp.	167,900	3,949
	Nippon Telegraph & Telephone Corp.	65,400	3,871
	Murata Manufacturing Co. Ltd.	34,752	3,752
	Tokio Marine Holdings Inc.	102,800	3,589
	Mitsubishi Corp.	205,200	3,580

Panasonic Corp.	307,155	3,489
Mitsubishi Electric Corp.	301,685	3,489
Mitsui Fudosan Co. Ltd.	138,000	3,489
Fuji Heavy Industries Ltd.	90,500	3,264
Mitsui & Co. Ltd.	250,800	3,191
Denso Corp.	70,300	3,110
NTT DOCOMO Inc.	183,948	3,105
Nissan Motor Co. Ltd.	363,601	3,101
Keyence Corp.	6,583	3,077
Komatsu Ltd.	148,265	2,907
Fast Retailing Co. Ltd.	7,700	2,857
Nippon Steel & Sumitomo Metal Corp.	1,220,745	2,853
Tokyo Gas Co. Ltd.	466,000	2,780
Nomura Holdings Inc.	509,200	2,707
Kubota Corp.	182,000	2,702
ITOCHU Corp.	263,800	2,671
Daikin Industries Ltd.	38,079	2,650
Mitsubishi Heavy Industries Ltd.	461,870	2,549
SMC Corp.	8,900	2,387
Toshiba Corp.	588,000	2,351
Hoya Corp.	59,900	2,321
FUJIFILM Holdings Corp.	66,100	2,234
Nidec Corp.	32,506	2,212
Dai-ichi Life Insurance Co. Ltd.	162,300	2,174
ORIX Corp.	188,560	2,167
* Olympus Corp.	60,600	2,096
Nintendo Co. Ltd.	21,000	2,026
Asahi Group Holdings Ltd.	61,600	2,021
Kyocera Corp.	45,700	2,011
Sumitomo Realty & Development Co. Ltd.	62,846	2,005
Eisai Co. Ltd.	39,500	1,969
Sumitomo Mitsui Trust Holdings Inc.	554,460	1,950
MS&AD Insurance Group Holdings Inc.	79,991	1,945
JFE Holdings Inc.	86,300	1,901
Suzuki Motor Corp.	59,481	1,881
Toray Industries Inc.	219,000	1,865
Daito Trust Construction Co. Ltd.	16,736	1,863
Daiwa Securities Group Inc.	253,000	1,838
Asahi Kasei Corp.	185,000	1,827
Oriental Land Co. Ltd.	7,500	1,817
Isuzu Motors Ltd.	135,420	1,803
Tokyo Electron Ltd.	24,800	1,736
Otsuka Holdings Co. Ltd.	56,100	1,736
Kirin Holdings Co. Ltd.	125,800	1,694
Daiwa House Industry Co. Ltd.	91,500	1,685
Secom Co. Ltd.	28,600	1,660
Sysmex Corp.	36,546	1,633
Ajinomoto Co. Inc.	79,000	1,628
Sumitomo Corp.	164,000	1,618
Rakuten Inc.	111,900	1,549
Mazda Motor Corp.	75,100	1,543
Sompo Japan Nipponkoa Holdings Inc.	54,075	1,500
Inpex Corp.	132,000	1,461
Shimano Inc.	11,000	1,454
Daiichi Sankyo Co. Ltd.	100,100	1,452
Ono Pharmaceutical Co. Ltd.	13,400	1,410
Sumitomo Electric Industries Ltd.	109,100	1,406

West Japan Railway Co.	27,100	1,394
Unicharm Corp.	50,400	1,389
Fujitsu Ltd.	258,906	1,368
Shionogi & Co. Ltd.	45,100	1,353
Resona Holdings Inc.	270,406	1,342
Nitto Denko Corp.	22,400	1,337
* Chubu Electric Power Co. Inc.	100,900	1,332
Dentsu Inc.	32,149	1,320
Marubeni Corp.	235,328	1,299
JX Holdings Inc.	347,707	1,283
Toyota Industries Corp.	23,700	1,276
Terumo Corp.	50,100	1,242
Omron Corp.	31,000	1,239
Yamato Holdings Co. Ltd.	54,300	1,228
Tokyu Corp.	178,000	1,178
Kintetsu Corp.	311,000	1,096
Aeon Co. Ltd.	103,200	1,090
MEIJI Holdings Co. Ltd.	9,917	1,090
Osaka Gas Co. Ltd.	275,000	1,084
* Kansai Electric Power Co. Inc.	111,900	1,082
TDK Corp.	17,000	1,059
IHI Corp.	201,000	1,047
Sumitomo Metal Mining Co. Ltd.	73,000	1,043
NEC Corp.	369,000	1,042
T&D Holdings Inc.	92,200	1,038
Sumitomo Heavy Industries Ltd.	191,000	1,034
Yaskawa Electric Corp.	80,263	1,026
Sekisui House Ltd.	78,200	1,011
Aisin Seiki Co. Ltd.	28,800	1,006
Kawasaki Heavy Industries Ltd.	208,000	997
Hankyu Hanshin Holdings Inc.	177,000	984
* Tokyo Electric Power Co. Inc.	229,400	973
Ricoh Co. Ltd.	98,500	961
Kikkoman Corp.	32,250	951
Chugai Pharmaceutical Co. Ltd.	31,600	945
Mitsubishi Chemical Holdings Corp.	182,084	944
NGK Spark Plug Co. Ltd.	31,500	934
Bank of Yokohama Ltd.	171,000	923
Yakult Honsha Co. Ltd.	15,200	921
Japan Exchange Group Inc.	38,400	894
Shiseido Co. Ltd.	55,500	890
Rohm Co. Ltd.	13,800	887
Taisei Corp.	152,850	887
Tohoku Electric Power Co. Inc.	68,200	859
Nippon Paint Holdings Co. Ltd.	27,000	846
Dai Nippon Printing Co. Ltd.	94,000	845
Yamaha Motor Co. Ltd.	38,300	840
Amada Co. Ltd.	92,000	838
Odakyu Electric Railway Co. Ltd.	85,000	827
Sumitomo Chemical Co. Ltd.	209,492	824
Fukuyama Transporting Co. Ltd.	147,000	822
Shizuoka Bank Ltd.	89,000	813
Seiko Epson Corp.	20,000	812
LIXIL Group Corp.	40,500	789
NGK Insulators Ltd.	39,000	786
Makita Corp.	17,500	776
NSK Ltd.	66,000	773

Konica Minolta Inc.	69,400	764
Aeon Mall Co. Ltd.	45,368	752
^ Yamada Denki Co. Ltd.	199,460	741
Mitsubishi Motors Corp.	86,500	731
Toyota Tsusho Corp.	30,800	729
Minebea Co. Ltd.	47,000	725
* Recruit Holdings Co. Ltd.	24,770	721
Electric Power Development Co. Ltd.	19,700	718
Nippon Express Co. Ltd.	123,000	718
Nippon Parking Development Co. Ltd.	660,200	707
Asahi Glass Co. Ltd.	129,000	686
Isetan Mitsukoshi Holdings Ltd.	48,400	686
Yahoo Japan Corp.	203,400	684
^ Taisei Lamick Co. Ltd.	28,400	684
Toho Co. Ltd.	183,000	678
Japan Transcity Corp.	211,000	677
Santen Pharmaceutical Co. Ltd.	10,800	674
Tobu Railway Co. Ltd.	140,000	673
Kobe Steel Ltd.	383,000	672
NH Foods Ltd.	27,000	668
Chiba Bank Ltd.	98,000	660
Nippon Valqua Industries Ltd.	250,000	660
M3 Inc.	32,600	656
JGC Corp.	32,000	651
NTT Data Corp.	17,100	650
Japan Pure Chemical Co. Ltd.	31,800	649
Keio Corp.	79,000	643
Suntory Beverage & Food Ltd.	18,300	642
Pronexus Inc.	101,100	642
Toppan Printing Co. Ltd.	96,000	641
Hakuto Co. Ltd.	61,872	640
* Kyushu Electric Power Co. Inc.	65,500	632
Shibusawa Warehouse Co. Ltd.	214,000	626
Asics Corp.	25,500	626
Nikon Corp.	48,400	614
Sekisui Chemical Co. Ltd.	56,000	612
Kansai Paint Co. Ltd.	35,000	612
Yushiro Chemical Industry Co. Ltd.	38,598	601
Nitori Holdings Co. Ltd.	10,500	594
Shimizu Corp.	86,000	593
Lawson Inc.	9,000	588
Nippon Yusen KK	197,000	586
Chugoku Electric Power Co. Inc.	42,300	585
Brother Industries Ltd.	33,900	581
Don Quijote Holdings Co. Ltd.	7,900	575
Bandai Namco Holdings Inc.	28,100	569
Nissin Foods Holdings Co. Ltd.	10,500	567
^ Kyoritsu Maintenance Co. Ltd.	10,097	564
Kuraray Co. Ltd.	44,900	564
Obayashi Corp.	89,000	563
Fukuoka Financial Group Inc.	112,000	559
Mitsui OSK Lines Ltd.	164,397	555
Keikyu Corp.	71,000	554
Seibu Holdings Inc.	23,238	551
Koito Manufacturing Co. Ltd.	16,800	546
Hino Motors Ltd.	38,400	544
Aozora Bank Ltd.	147,901	538

	Fujikura Kasei Co. Ltd.	108,800	529
	Mitsubishi Materials Corp.	165,340	521
	TOTO Ltd.	47,000	519
^	Kourakuen Corp.	37,200	519
	Daicel Corp.	41,000	510
	Shimamura Co. Ltd.	5,700	507
	JTEKT Corp.	30,600	505
	Hirose Electric Co. Ltd.	4,200	503
^	Casio Computer Co. Ltd.	31,700	496
	Keisei Electric Railway Co. Ltd.	38,000	490
	Oji Holdings Corp.	129,000	486
	Alps Electric Co. Ltd.	23,300	485
	Taiheiyo Cement Corp.	165,000	484
	Asahi Organic Chemicals Industry Co. Ltd.	196,000	484
	Mitsubishi Tanabe Pharma Corp.	30,500	482
	Japan Airlines Co. Ltd.	14,200	481
	JSR Corp.	27,200	479
	Nomura Research Institute Ltd.	14,000	475
	Suruga Bank Ltd.	25,300	475
	Stanley Electric Co. Ltd.	21,100	470
	Kajima Corp.	117,000	463
	Hisamitsu Pharmaceutical Co. Inc.	13,400	456
	Nagoya Railroad Co. Ltd.	116,000	456
	Toyo Suisan Kaisha Ltd.	12,900	454
	MISUMI Group Inc.	12,000	448
	NOK Corp.	15,500	446
	USS Co. Ltd.	28,400	446
	Iyo Bank Ltd.	38,600	445
	Kyowa Hakko Kirin Co. Ltd.	39,000	444
	Keihan Electric Railway Co. Ltd.	73,000	443
	Hamamatsu Photonics KK	9,300	438
*,^ Sharp Corp.		222,302	435
	Shinsei Bank Ltd.	240,000	435
	Joyo Bank Ltd.	86,000	432
	J Front Retailing Co. Ltd.	33,800	431
	Bank of Kyoto Ltd.	50,000	419
	Tokyu Fudosan Holdings Corp.	67,286	417
	Advantest Corp.	32,800	416
	Nippon Chemiphar Co. Ltd.	87,000	413
	Nabtesco Corp.	16,000	413
	Tosoh Corp.	76,000	410
	Hokuhoku Financial Group Inc.	198,000	408
	Hitachi Metals Ltd.	25,000	407
	Taisho Pharmaceutical Holdings Co. Ltd.	6,400	406
	Shimadzu Corp.	39,000	405
	Hachijuni Bank Ltd.	61,000	402
	Trend Micro Inc.	14,200	401
	Daihatsu Motor Co. Ltd.	28,400	396
	Nisshin Seifun Group Inc.	31,820	391
	Toho Co. Ltd.	17,000	385
	Gunma Bank Ltd.	58,000	381
	Hulic Co. Ltd.	41,900	381
	Toho Gas Co. Ltd.	69,000	375
	Calbee Inc.	9,600	375
	Tokyo Tatemono Co. Ltd.	55,000	371
	Sumitomo Rubber Industries Ltd.	23,800	370
	Yokohama Rubber Co. Ltd.	39,000	367

Sega Sammy Holdings Inc.	28,000	365
Japan Airport Terminal Co. Ltd.	8,000	360
THK Co. Ltd.	14,800	359
Miraca Holdings Inc.	7,900	354
Citizen Holdings Co. Ltd.	44,300	354
Yokogawa Electric Corp.	33,600	352
Yamaha Corp.	24,100	351
FamilyMart Co. Ltd.	8,100	351
Marui Group Co. Ltd.	33,700	350
Teijin Ltd.	117,000	349
Rinnai Corp.	5,200	348
Seven Bank Ltd.	77,600	347
Zeon Corp.	34,000	347
Mitsui Chemicals Inc.	118,000	345
Air Water Inc.	20,000	344
Credit Saison Co. Ltd.	20,400	344
Kewpie Corp.	14,800	344
Ryohin Keikaku Co. Ltd.	3,100	343
Hiroshima Bank Ltd.	69,000	343
KYORIN Holdings Inc.	16,800	340
Toyo Seikan Group Holdings Ltd.	26,300	337
Shochiku Co. Ltd.	34,000	337
ANA Holdings Inc.	122,000	337
Kakaku.com Inc.	23,368	331
Obic Co. Ltd.	9,700	325
^ Taiyo Nippon Sanso Corp.	27,000	323
Hokuriku Electric Power Co.	22,800	322
Nissan Chemical Industries Ltd.	17,500	322
Sony Financial Holdings Inc.	23,100	321
Duskin Co. Ltd.	20,100	317
Fuji Electric Co. Ltd.	73,000	312
Yamaguchi Financial Group Inc.	30,000	312
DIC Corp.	125,000	309
TonenGeneral Sekiyu KK	35,000	309
Sawai Pharmaceutical Co. Ltd.	5,100	309
Hoshizaki Electric Co. Ltd.	6,082	308
FP Corp.	8,800	307
Alfresa Holdings Corp.	25,900	307
Toyo Tire & Rubber Co. Ltd.	13,600	306
Pigeon Corp.	4,900	306
Sankyo Co. Ltd.	8,500	305
Century Tokyo Leasing Corp.	12,900	305
Chugoku Bank Ltd.	21,400	304
Hakuhodo DY Holdings Inc.	30,500	303
Nishi-Nippon City Bank Ltd.	93,000	302
MediPal Holdings Corp.	25,700	300
Suzuken Co. Ltd.	10,600	299
Takashimaya Co. Ltd.	34,000	298
Mitsubishi Logistics Corp.	20,000	297
Haseko Corp.	36,600	297
Nippon Shinyaku Co. Ltd.	9,000	297
Seino Holdings Co. Ltd.	27,000	294
Kawasaki Kisen Kaisha Ltd.	102,000	292
NTN Corp.	68,000	291
Kamigumi Co. Ltd.	29,000	290
Ezaki Glico Co. Ltd.	7,000	287
Kurita Water Industries Ltd.	13,400	285

Benesse Holdings Inc.	9,500	284
Disco Corp.	3,100	284
Kobayashi Pharmaceutical Co. Ltd.	4,200	281
Yamazaki Baking Co. Ltd.	19,000	280
Nippon Kayaku Co. Ltd.	20,000	279
Iida Group Holdings Co. Ltd.	22,281	277
Hazama Ando Corp.	42,100	276
SBI Holdings Inc.	25,740	275
Kaneka Corp.	45,000	275
Zenkoku Hosho Co. Ltd.	8,600	274
Mitsubishi UFJ Lease & Finance Co. Ltd.	63,300	274
Sumitomo Dainippon Pharma Co. Ltd.	25,800	271
Nomura Real Estate Holdings Inc.	16,000	269
Tsuruha Holdings Inc.	4,000	269
Nankai Electric Railway Co. Ltd.	67,000	268
* Shikoku Electric Power Co. Inc.	21,200	267
NHK Spring Co. Ltd.	28,800	260
Nippon Shokubai Co. Ltd.	19,000	255
Mitsubishi Gas Chemical Co. Inc.	56,000	253
Sotetsu Holdings Inc.	55,000	252
Hitachi Chemical Co. Ltd.	12,500	251
Showa Denko KK	195,000	249
77 Bank Ltd.	45,000	249
Ibiden Co. Ltd.	16,500	248
AEON Financial Service Co. Ltd.	13,800	248
Showa Shell Sekiyu KK	25,400	248
Dowa Holdings Co. Ltd.	31,000	248
Mabuchi Motor Co. Ltd.	6,000	247
Nippon Electric Glass Co. Ltd.	47,000	243
Nihon Kohden Corp.	4,900	242
* Leopalace21 Corp.	37,200	241
Sugi Holdings Co. Ltd.	5,100	239
K's Holdings Corp.	8,142	239
Otsuka Corp.	6,900	238
Sanken Electric Co. Ltd.	29,000	237
Sumco Corp.	14,100	237
Ebara Corp.	61,000	235
Kaken Pharmaceutical Co. Ltd.	11,000	234
Izumi Co. Ltd.	6,500	233
Denki Kagaku Kogyo KK	59,000	232
Square Enix Holdings Co. Ltd.	10,500	231
Hitachi High-Technologies Corp.	7,400	230
Hitachi Construction Machinery Co. Ltd.	12,400	229
Oki Electric Industry Co. Ltd.	111,000	227
Nisshinbo Holdings Inc.	20,000	225
Idemitsu Kosan Co. Ltd.	13,400	224
^ Sanrio Co. Ltd.	8,992	223
Fujikura Ltd.	53,000	220
* Hokkaido Electric Power Co. Inc.	27,000	218
Sohgo Security Services Co. Ltd.	8,400	215
Park24 Co. Ltd.	12,400	212
Konami Corp.	11,200	209
Aoyama Trading Co. Ltd.	6,200	208
Tokai Tokyo Financial Holdings Inc.	31,400	208
Coca-Cola East Japan Co. Ltd.	12,500	208
Nishi-Nippon Railroad Co. Ltd.	48,000	208
Tsumura & Co.	9,000	205

Japan Aviation Electronics Industry Ltd.	9,000	203
GS Yuasa Corp.	45,000	203
IT Holdings Corp.	12,200	203
Lion Corp.	37,000	201
Toyoda Gosei Co. Ltd.	9,100	200
HIS Co. Ltd.	5,800	199
Azbil Corp.	8,000	199
Sapporo Holdings Ltd.	47,000	198
North Pacific Bank Ltd.	52,400	195
Sojitz Corp.	150,648	195
Sanwa Holdings Corp.	28,000	194
OSG Corp.	10,500	193
Dena Co. Ltd.	14,700	193
Tadano Ltd.	16,000	193
Chiyoda Corp.	25,000	193
House Foods Group Inc.	9,600	192
Glory Ltd.	7,300	191
SCREEN Holdings Co. Ltd.	32,000	190
Nippon Paper Industries Co. Ltd.	12,000	189
COMSYS Holdings Corp.	13,800	188
^ Iwatani Corp.	29,000	187
DMG Mori Seiki Co. Ltd.	14,400	187
Hitachi Zosen Corp.	34,000	186
Temp Holdings Co. Ltd.	5,500	186
H2O Retailing Corp.	10,500	185
Topcon Corp.	9,200	182
Kanamoto Co. Ltd.	7,000	182
Nagase & Co. Ltd.	14,600	182
Ube Industries Ltd.	121,000	181
Japan Securities Finance Co. Ltd.	36,300	180
Sundrug Co. Ltd.	4,200	178
* Tokyo Rope Manufacturing Co. Ltd.	95,000	178
Cosmos Pharmaceutical Corp.	1,100	177
Nihon M&A Center Inc.	5,100	177
Jafco Co. Ltd.	5,400	177
Okasan Securities Group Inc.	25,000	176
Mitsui Mining & Smelting Co. Ltd.	84,000	175
Daifuku Co. Ltd.	15,300	175
Nichirei Corp.	33,000	175
Asahi Intecc Co. Ltd.	3,300	175
TS Tech Co. Ltd.	6,900	174
Nippon Television Holdings Inc.	10,600	173
Nifco Inc.	5,001	172
Takara Holdings Inc.	27,000	172
Rohto Pharmaceutical Co. Ltd.	12,800	172
Nihon Parkerizing Co. Ltd.	7,200	172
Mitsui Engineering & Shipbuilding Co. Ltd.	105,000	171
Kose Corp.	3,800	170
Keiyo Bank Ltd.	31,000	169
* Japan Display Inc.	48,100	169
Daido Steel Co. Ltd.	43,000	168
Nippon Steel & Sumikin Bussan Corp.	46,000	168
Resorttrust Inc.	7,000	168
NTT Urban Development Corp.	17,400	167
Hyakujushi Bank Ltd.	49,000	164
Ushio Inc.	14,100	163
Yamato Kogyo Co. Ltd.	6,300	162

	Tsubakimoto Chain Co.	20,000	161
	Nanto Bank Ltd.	48,000	161
	Nishimatsu Construction Co. Ltd.	40,000	161
	Japan Steel Works Ltd.	40,000	160
	Maruichi Steel Tube Ltd.	6,700	158
	Shinko Plantech Co. Ltd.	21,200	158
	Nippon Seiki Co. Ltd.	7,000	158
^	Bic Camera Inc.	13,700	155
	Tokyo Steel Manufacturing Co. Ltd.	20,500	154
	Kinden Corp.	13,000	154
	OKUMA Corp.	18,000	153
*,^ Acom Co. Ltd.		56,300	153
	Matsumotokiyoshi Holdings Co. Ltd.	4,600	152
	Gurunavi Inc.	9,500	152
	Taiyo Yuden Co. Ltd.	12,200	151
	Oracle Corp. Japan	3,600	150
	SCSK Corp.	6,000	149
	Elematec Corp.	6,800	149
	Nexon Co. Ltd.	15,100	149
	Pilot Corp.	2,500	148
	Calsonic Kansei Corp.	26,000	148
	Nisshin Steel Co. Ltd.	14,200	147
	UNY Group Holdings Co. Ltd.	25,500	147
	Kissei Pharmaceutical Co. Ltd.	4,848	145
	Juroku Bank Ltd.	44,000	145
	Pola Orbis Holdings Inc.	3,400	145
	Kenedix Inc.	32,000	144
	Horiba Ltd.	4,400	143
	Sumitomo Forestry Co. Ltd.	15,400	143
^	Kagome Co. Ltd.	9,000	143
	Relo Holdings Inc.	1,900	142
	Toyobo Co. Ltd.	105,000	141
	Tokyo Ohka Kogyo Co. Ltd.	4,100	141
	Shimachu Co. Ltd.	5,600	140
	Awa Bank Ltd.	26,000	140
	Toagosei Co. Ltd.	35,000	140
	Shiga Bank Ltd.	25,000	139
*,^ Mitsubishi Kakoki Kaisha Ltd.		37,000	139
	Hokuto Corp.	7,400	136
*	Kumagai Gumi Co. Ltd.	43,000	136
	Sankyu Inc.	34,000	136
	Penta-Ocean Construction Co. Ltd.	35,500	135
	ADEKA Corp.	11,000	135
	NIFTY Corp.	12,000	134
	Furukawa Electric Co. Ltd.	78,000	130
	ABC-Mart Inc.	2,600	130
	Toyota Boshoku Corp.	9,800	129
	Wacoal Holdings Corp.	13,000	129
	MOS Food Services Inc.	6,200	129
	Inaba Denki Sangyo Co. Ltd.	3,800	128
*	Nippon Suisan Kaisha Ltd.	36,500	126
	Sankyo Tateyama Inc.	8,200	126
*	Sumitomo Mitsui Construction Co. Ltd.	89,300	125
	Ship Healthcare Holdings Inc.	5,000	124
	Tokai Rika Co. Ltd.	6,000	124
	Kyowa Exeo Corp.	11,700	123
	Ogaki Kyoritsu Bank Ltd.	40,000	123

	Maeda Corp.	16,000	123
	Toho Holdings Co. Ltd.	8,800	123
	San-In Godo Bank Ltd.	15,000	122
	Nippon Konpo Unyu Soko Co. Ltd.	7,800	122
	Daio Paper Corp.	14,000	121
^	Nippon Sharyo Ltd.	40,000	120
	Senshu Ikeda Holdings Inc.	26,900	119
	Autobacs Seven Co. Ltd.	8,100	119
	Hyakugo Bank Ltd.	28,000	119
^	Wacom Co. Ltd.	28,000	118
	Nachi-Fujikoshi Corp.	22,000	118
	Colowide Co. Ltd.	7,000	118
	Toda Corp.	33,000	118
	Matsuya Foods Co. Ltd.	5,600	118
^	Tekken Corp.	31,000	117
	Panasonic Information Systems	4,600	117
	Rock Field Co. Ltd.	6,500	116
	SKY Perfect JSAT Holdings Inc.	19,100	116
	Fuji Kyuko Co. Ltd.	11,000	116
	NOF Corp.	18,000	115
	Miura Co. Ltd.	10,200	115
	Hikari Tsushin Inc.	2,000	115
	Sankyo Seiko Co. Ltd.	28,400	115
	Cosmo Oil Co. Ltd.	85,000	115
	Lintec Corp.	5,200	114
	SHO-BOND Holdings Co. Ltd.	2,700	114
	Sanyo Special Steel Co. Ltd.	34,000	114
^	Marvelous Inc.	7,600	114
	Fujitec Co. Ltd.	11,100	114
^	Ito En Ltd.	5,900	113
	Internet Initiative Japan Inc.	5,400	113
	Takasago Thermal Engineering Co. Ltd.	9,000	113
	Makino Milling Machine Co. Ltd.	13,000	112
	Start Today Co. Ltd.	5,500	111
	United Arrows Ltd.	3,900	111
	Nippon Gas Co. Ltd.	4,500	111
	Capcom Co. Ltd.	6,600	111
	Sumitomo Osaka Cement Co. Ltd.	38,000	111
	Maeda Road Construction Co. Ltd.	7,000	110
	Earth Chemical Co. Ltd.	3,300	110
	Nissan Shatai Co. Ltd.	10,000	110
	NEC Networks & System Integration Corp.	5,100	110
	Canon Marketing Japan Inc.	6,000	109
	ST Corp.	12,600	109
	Hitachi Kokusai Electric Inc.	8,000	109
	SMS Co. Ltd.	12,000	108
^	COOKPAD Inc.	2,700	108
	Kyoei Steel Ltd.	5,800	108
	Sakata Seed Corp.	6,200	108
	Daishi Bank Ltd.	32,000	106
	Nagatanien Co. Ltd.	11,000	106
*,^ Aiful Corp.		32,300	106
	Hioki EE Corp.	7,000	105
	Arcs Co. Ltd.	5,100	105
	Anritsu Corp.	16,000	105
	Musashino Bank Ltd.	3,200	105
	Pasona Group Inc.	18,500	105

	Tokuyama Corp.	47,000	104
	J Trust Co. Ltd.	12,700	103
	Higo Bank Ltd.	19,000	103
	Mochida Pharmaceutical Co. Ltd.	1,871	103
	Kisoji Co. Ltd.	6,000	102
	AOKI Holdings Inc.	8,800	102
	Hokkoku Bank Ltd.	32,000	102
	Coca-Cola West Co. Ltd.	7,100	102
	Rengo Co. Ltd.	24,000	101
	Matsui Securities Co. Ltd.	11,900	101
	Kagoshima Bank Ltd.	16,000	100
	Tokyo Seimitsu Co. Ltd.	4,900	100
	Morita Holdings Corp.	9,000	99
	KYB Co. Ltd.	25,000	99
	Fuji Seal International Inc.	3,100	99
*	Ulvac Inc.	6,900	99
	Heiwa Corp.	4,900	99
	Mizuno Corp.	20,000	98
	Toho Bank Ltd.	28,000	98
	UACJ Corp.	40,000	98
*,^ Kadokawa Dwango Corp.		6,636	98
	Fuji Media Holdings Inc.	7,800	98
	IBJ Leasing Co. Ltd.	5,200	98
	Aica Kogyo Co. Ltd.	4,400	98
	Fuji Machine Manufacturing Co. Ltd.	10,100	98
	Shinmaywa Industries Ltd.	10,000	97
	Central Glass Co. Ltd.	23,000	97
	Ikyu Corp.	7,400	97
	Okumura Corp.	21,000	96
	Royal Holdings Co. Ltd.	6,700	96
	ZERIA Pharmaceutical Co. Ltd.	5,900	96
	Saizeriya Co. Ltd.	5,900	96
	Furukawa Co. Ltd.	58,000	95
	Ashikaga Holdings Co. Ltd.	23,200	95
	Ichiyoshi Securities Co. Ltd.	9,400	95
	Matsuda Sangyo Co. Ltd.	8,300	94
	Paramount Bed Holdings Co. Ltd.	3,400	94
	Accordia Golf Co. Ltd.	9,200	94
	Nippo Corp.	6,000	93
	NET One Systems Co. Ltd.	15,600	93
	Itochu Techno-Solutions Corp.	2,600	93
	Seiko Holdings Corp.	17,000	93
	Nagaileben Co. Ltd.	5,600	93
	Tokyo Dome Corp.	20,000	93
	Takara Leben Co. Ltd.	17,600	92
	Seikagaku Corp.	5,200	91
	Itoham Foods Inc.	16,000	91
	Fuji Oil Co. Ltd.	7,100	91
	Nipro Corp.	10,400	91
	Morinaga Milk Industry Co. Ltd.	21,000	91
	Nippon Light Metal Holdings Co. Ltd.	60,700	91
	Meitec Corp.	3,100	90
	Ain Pharmaciez Inc.	2,800	90
	Nichi-iko Pharmaceutical Co. Ltd.	4,950	89
	Valor Co. Ltd.	4,700	89
	Dunlop Sports Co. Ltd.	8,000	89
	Jaccs Co. Ltd.	19,000	89

Fujitsu General Ltd.	9,000	88
Aeon Delight Co. Ltd.	3,900	87
Jeol Ltd.	18,000	87
^ MonotaRO Co. Ltd.	3,400	86
* Nippon Sheet Glass Co. Ltd.	93,742	86
Kato Works Co. Ltd.	11,000	86
Sangetsu Co. Ltd.	3,200	86
Tsugami Corp.	15,000	86
Kintetsu World Express Inc.	2,000	85
Japan Petroleum Exploration Co. Ltd.	2,800	85
Okamoto Industries Inc.	23,000	84
Matsuya Co. Ltd.	5,100	84
Nissin Kogyo Co. Ltd.	5,500	84
Saibu Gas Co. Ltd.	38,000	84
Sanden Corp.	18,000	84
Bank of Okinawa Ltd.	2,100	84
Amano Corp.	7,900	84
Onward Holdings Co. Ltd.	13,000	84
Yoshinoya Holdings Co. Ltd.	7,400	84
Nitto Kohki Co. Ltd.	4,500	84
FCC Co. Ltd.	4,400	84
Nichiden Corp.	4,000	83
Chiba Kogyo Bank Ltd.	12,200	83
Ryosan Co. Ltd.	3,900	83
Aomori Bank Ltd.	28,000	83
Foster Electric Co. Ltd.	4,400	83
Mirait Holdings Corp.	7,100	82
Hanwa Co. Ltd.	22,000	82
Mani Inc.	1,400	82
Mitsuba Corp.	4,600	82
* Tokyo TY Financial Group Inc.	2,849	82
Bank of Iwate Ltd.	2,000	81
Monex Group Inc.	39,500	81
Kyudenko Corp.	6,000	81
HI-LEX Corp.	2,800	80
Toshiba TEC Corp.	13,000	80
Yamagata Bank Ltd.	19,000	80
Yamanashi Chuo Bank Ltd.	20,000	80
Kusuri No Aoki Co. Ltd.	1,200	80
Kureha Corp.	19,000	79
Juki Corp.	24,000	78
TPR Co. Ltd.	3,100	78
Yaoko Co. Ltd.	1,200	78
* Pioneer Corp.	41,100	77
Komori Corp.	7,100	77
Riso Kagaku Corp.	4,400	77
Daiseki Co. Ltd.	4,500	76
Takara Standard Co. Ltd.	10,000	76
NSD Co. Ltd.	4,900	76
Topre Corp.	5,500	76
Mitsumi Electric Co. Ltd.	9,900	76
Siix Corp.	3,500	75
Tokyo Electron Device Ltd.	5,800	75
Unipres Corp.	4,300	75
Aichi Steel Corp.	18,000	75
Toyo Engineering Corp.	22,000	74
Nippon Soda Co. Ltd.	13,000	74

Mitsubishi Pencil Co. Ltd.	2,500	74
Toyo Kanetsu KK	36,000	74
Bank of the Ryukyus Ltd.	5,300	73
Showa Corp.	7,200	73
Ai Holdings Corp.	4,200	73
San-Ai Oil Co. Ltd.	11,000	73
Hitachi Capital Corp.	3,700	73
Nippon Thompson Co. Ltd.	15,000	73
Kiyo Bank Ltd.	5,807	72
Zensho Holdings Co. Ltd.	7,900	71
Fujicco Co. Ltd.	4,000	71
Takaoka Toko Co. Ltd.	4,800	71
Komeri Co. Ltd.	3,300	71
Nippon Signal Co. Ltd.	6,500	71
Nihon Nohyaku Co. Ltd.	6,000	71
Kansai Urban Banking Corp.	7,000	70
Toyo Construction Co. Ltd.	14,700	70
Chugoku Marine Paints Ltd.	8,000	70
Exedy Corp.	3,200	70
Toyo Ink SC Holdings Co. Ltd.	15,000	70
DCM Holdings Co. Ltd.	10,500	70
Kumiai Chemical Industry Co. Ltd.	9,000	70
^ ASKUL Corp.	4,500	70
Atom Corp.	9,300	70
Shindengen Electric Manufacturing Co. Ltd.	13,000	70
TOKAI Holdings Corp.	15,400	69
Miyazaki Bank Ltd.	20,000	69
Sodick Co. Ltd.	8,000	69
Maruetsu Inc.	16,000	69
Meidensha Corp.	23,000	69
Toppan Forms Co. Ltd.	6,600	69
Morinaga & Co. Ltd.	22,000	68
TOMONY Holdings Inc.	15,700	68
Nissha Printing Co. Ltd.	4,200	67
Hibiya Engineering Ltd.	5,100	67
Kinugawa Rubber Industrial Co. Ltd.	15,000	67
Sumitomo Warehouse Co. Ltd.	12,000	67
Kasumi Co. Ltd.	8,000	67
Totetsu Kogyo Co. Ltd.	2,800	67
Toridoll.corp	4,600	67
Teikoku Sen-I Co. Ltd.	3,200	67
Iino Kaiun Kaisha Ltd.	11,400	67
Nitto Boseki Co. Ltd.	19,000	66
Shibuya Kogyo Co. Ltd.	3,200	66
Welcia Holdings Co. Ltd.	1,800	66
Okamura Corp.	9,000	66
Tv Tokyo Holdings Corp.	3,000	66
Fancl Corp.	4,100	66
Nitto Kogyo Corp.	3,400	66
Plenus Co. Ltd.	3,800	65
EDION Corp.	8,800	65
Max Co. Ltd.	6,000	65
Asatsu-DK Inc.	2,600	65
Obara Group Inc.	1,300	65
Tochigi Bank Ltd.	14,000	65
Bunka Shutter Co. Ltd.	8,000	65
Megmilk Snow Brand Co. Ltd.	4,700	65

GMO internet Inc.	7,800	64
Taikisha Ltd.	2,700	64
Daibiru Corp.	7,300	64
Mandom Corp.	1,900	64
Kanematsu Corp.	45,000	64
Fudo Tetra Corp.	31,300	64
Asahi Holdings Inc.	4,300	64
^ Senko Co. Ltd.	11,000	64
EPS Holdings Inc.	5,100	63
Shima Seiki Manufacturing Ltd.	3,600	63
^ F@N Communications Inc.	5,600	63
Daihen Corp.	13,000	63
Nohmi Bosai Ltd.	5,000	63
Sakata INX Corp.	5,900	62
Tokyotokeiba Co. Ltd.	25,000	62
Tosei Corp.	10,200	62
Nomura Co. Ltd.	6,600	62
Milbon Co. Ltd.	2,200	62
* Orient Corp.	41,500	62
^ Dr Ci:Labo Co. Ltd.	1,800	62
Fuji Co. Ltd.	3,400	62
Hitachi Transport System Ltd.	4,700	61
Tomy Co. Ltd.	11,100	61
Trusco Nakayama Corp.	2,300	61
Fuyo General Lease Co. Ltd.	1,900	61
^ OSJB Holdings Corp.	25,600	61
Avex Group Holdings Inc.	3,600	61
Eighteenth Bank Ltd.	21,000	61
Shikoku Bank Ltd.	29,000	61
Tokai Carbon Co. Ltd.	21,000	61
Koei Tecmo Holdings Co. Ltd.	4,000	60
^ Tokyu Construction Co. Ltd.	11,900	60
Yorozu Corp.	3,100	60
TSI Holdings Co. Ltd.	10,500	60
Japan Wool Textile Co. Ltd.	9,000	60
Noritz Corp.	3,800	60
Ariake Japan Co. Ltd.	2,200	60
Yamazen Corp.	8,500	60
Kandenko Co. Ltd.	10,000	59
Fujimi Inc.	3,800	59
Kameda Seika Co. Ltd.	1,749	59
Okinawa Electric Power Co. Inc.	1,700	59
Aichi Bank Ltd.	1,200	59
^ Gree Inc.	10,300	59
Koa Corp.	6,400	59
Hitachi Koki Co. Ltd.	8,100	58
Noevir Holdings Co. Ltd.	3,200	58
Fujibo Holdings Inc.	22,000	58
^ Jin Co. Ltd.	1,900	58
Showa Sangyo Co. Ltd.	14,000	58
Bank of Nagoya Ltd.	16,000	58
Nippon Densetsu Kogyo Co. Ltd.	4,000	57
Kura Corp.	1,900	57
Alpine Electronics Inc.	3,700	57
Tamura Corp.	17,000	57
Hogy Medical Co. Ltd.	1,100	57
Tokyo Broadcasting System Holdings Inc.	5,000	57

Cocokara fine Inc.	2,300	57
* Kanto Denka Kogyo Co. Ltd.	12,000	57
UKC Holdings Corp.	3,700	57
San-A Co. Ltd.	1,700	57
Fujimori Kogyo Co. Ltd.	2,000	57
Tonami Holdings Co. Ltd.	16,000	56
Hokuetsu Bank Ltd.	31,000	56
Star Micronics Co. Ltd.	4,500	56
Hitachi Maxell Ltd.	3,300	56
YAMABIKO Corp.	1,300	56
* JVC Kenwood Corp.	23,600	56
Minato Bank Ltd.	29,000	56
Keihin Corp.	3,500	56
Nichicon Corp.	7,300	56
Raito Kogyo Co. Ltd.	5,600	55
Akita Bank Ltd.	20,000	55
Aida Engineering Ltd.	5,600	55
Nitta Corp.	2,300	55
Toshiba Plant Systems & Services Corp.	3,600	55
Maruha Nichiro Corp.	3,700	55
Daiwabo Holdings Co. Ltd.	33,000	55
Takasago International Corp.	11,000	55
DTS Corp.	2,600	55
Taiyo Holdings Co. Ltd.	1,500	55
ASKA Pharmaceutical Co. Ltd.	5,100	54
Shikoku Chemicals Corp.	7,000	54
Nishimatsuya Chain Co. Ltd.	6,800	54
^ Keiyo Co. Ltd.	11,400	54
Benefit One Inc.	5,100	54
Heiwa Real Estate Co. Ltd.	3,800	54
Eagle Industry Co. Ltd.	2,900	54
Tsukishima Kikai Co. Ltd.	5,000	54
Yodogawa Steel Works Ltd.	15,000	54
Shizuoka Gas Co. Ltd.	8,400	54
* Nippon Chemi-Con Corp.	19,000	54
* Unitika Ltd.	115,000	54
Taihei Dengyo Kaisha Ltd.	7,000	54
As One Corp.	2,000	54
Higashi-Nippon Bank Ltd.	19,000	53
Meisei Industrial Co. Ltd.	9,000	53
Chiyoda Co. Ltd.	2,500	53
TKC Corp.	3,000	53
Asahi Diamond Industrial Co. Ltd.	5,200	53
* Ishihara Sangyo Kaisha Ltd.	61,000	53
Piolax Inc.	1,100	53
Tokai Corp.	1,700	53
Nikkiso Co. Ltd.	6,000	53
Noritake Co. Ltd.	21,000	53
Oita Bank Ltd.	15,000	53
Furuno Electric Co. Ltd.	5,100	52
Nippon Koei Co. Ltd.	13,000	52
Inabata & Co. Ltd.	5,700	52
Namura Shipbuilding Co. Ltd.	5,100	52
Japan Cash Machine Co. Ltd.	3,600	52
Joyful Honda Co. Ltd.	1,447	52
Trancom Co. Ltd.	1,200	51
TOC Co. Ltd.	8,400	51

	Mitsubishi Shokuhin Co. Ltd.	2,300	51
	Belluna Co. Ltd.	11,900	51
	Oiles Corp.	2,760	51
	Sanyo Chemical Industries Ltd.	7,000	51
	C Uyemura & Co. Ltd.	1,000	51
	Michinoku Bank Ltd.	27,000	51
*	KNT-CT Holdings Co. Ltd.	37,000	50
*,^ Clarion Co. Ltd.		17,000	50
	Tsurumi Manufacturing Co. Ltd.	3,000	50
	Elecom Co. Ltd.	2,200	50
	Towa Pharmaceutical Co. Ltd.	1,100	50
	Eizo Corp.	2,300	50
	Enplas Corp.	1,400	50
	SMK Corp.	12,000	50
	TV Asahi Holdings Corp.	3,200	50
	Marusan Securities Co. Ltd.	7,200	50
	Iseki & Co. Ltd.	26,000	50
	Mars Engineering Corp.	2,800	50
	Broadleaf Co. Ltd.	3,200	49
	Takuma Co. Ltd.	7,000	49
	Toa Corp.	4,900	49
	Tsukui Corp.	5,300	49
	Musashi Seimitsu Industry Co. Ltd.	2,600	49
	Sato Holdings Corp.	2,100	49
	Sanki Engineering Co. Ltd.	8,000	49
	Gulliver International Co. Ltd.	6,100	48
	Chudenko Corp.	3,000	48
	Futaba Corp.	3,000	48
	Jimoto Holdings Inc.	25,700	48
	Sumitomo Riko Co. Ltd.	5,900	48
	Hokuetsu Kishu Paper Co. Ltd.	10,200	48
	Kokuyo Co. Ltd.	6,300	48
	Paltac Corp.	3,800	48
	Yahagi Construction Co. Ltd.	6,400	48
	Roland DG Corp.	1,600	48
	Nippon Flour Mills Co. Ltd.	10,000	47
	Nissin Corp.	19,000	47
	Toho Zinc Co. Ltd.	15,000	47
	Daido Metal Co. Ltd.	5,000	47
	Fukui Bank Ltd.	21,000	47
	Pal Co. Ltd.	1,800	47
^	Modec Inc.	2,900	47
	CKD Corp.	4,900	47
	Nippon Denko Co. Ltd.	18,500	47
	Adastria Holdings Co. Ltd.	1,770	47
	Tachi-S Co. Ltd.	3,200	47
	Kitz Corp.	9,800	47
	Shinko Electric Industries Co. Ltd.	6,600	46
	NS Solutions Corp.	1,900	46
	Nishio Rent All Co. Ltd.	1,500	46
	Optex Co. Ltd.	2,800	46
	Aiphone Co. Ltd.	2,900	46
	Kobelco Eco-Solutions Co. Ltd.	8,000	45
	Next Co. Ltd.	5,400	45
	Yokogawa Bridge Holdings Corp.	4,000	45
	Ryoyo Electro Corp.	4,300	45
*,^ KLab Inc.		4,300	44

Takiron Co. Ltd.	10,000	44
Yomiuri Land Co. Ltd.	11,000	44
* Janome Sewing Machine Co. Ltd.	38,000	44
Nichias Corp.	8,000	44
* SWCC Showa Holdings Co. Ltd.	52,000	43
Zuiko Corp.	1,100	43
Xebio Co. Ltd.	2,800	43
Jowa Holdings Co. Ltd.	1,400	43
Sac's Bar Holdings Inc.	3,000	43
^ Takata Corp.	3,700	43
Riken Corp.	11,000	43
Kuroda Electric Co. Ltd.	3,000	43
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	43
Open House Co. Ltd.	2,500	43
Gecoss Corp.	3,200	43
Doutor Nichires Holdings Co. Ltd.	3,000	43
JCR Pharmaceuticals Co. Ltd.	2,200	43
^ WATAMI Co. Ltd.	4,300	43
Sumitomo Seika Chemicals Co. Ltd.	6,000	43
Okabe Co. Ltd.	4,900	42
Kitano Construction Corp.	14,000	42
Mito Securities Co. Ltd.	12,000	42
Sumitomo Bakelite Co. Ltd.	10,000	41
* Maeda Kosen Co. Ltd.	4,300	41
Toa Corp.	24,000	41
Mitsui Sugar Co. Ltd.	12,000	41
Nichiha Corp.	3,800	41
Mitsubishi Nichiyu Forklift Co. Ltd.	6,600	41
Goldcrest Co. Ltd.	2,600	41
Maruwa Co. Ltd.	1,500	41
Ryobi Ltd.	15,000	40
Heiwado Co. Ltd.	1,900	40
Sumitomo Densetsu Co. Ltd.	3,400	40
Mitsui-Soko Holdings Co. Ltd.	12,000	40
BML Inc.	1,500	40
Toyo Tanso Co. Ltd.	2,500	40
Yondoshi Holdings Inc.	2,600	40
Mitani Corp.	1,731	40
Nihon Unisys Ltd.	4,500	39
Itoki Corp.	7,900	39
* Nippon Yakin Kogyo Co. Ltd.	19,500	39
Kyokuto Securities Co. Ltd.	2,700	39
Transcosmos Inc.	2,200	39
Tatsuta Electric Wire and Cable Co. Ltd.	9,200	38
Torii Pharmaceutical Co. Ltd.	1,500	38
Wakita & Co. Ltd.	4,000	38
Sumitomo Real Estate Sales Co. Ltd.	1,600	38
^ Akebono Brake Industry Co. Ltd.	10,700	38
* Pacific Metals Co. Ltd.	14,000	38
Tabuchi Electric Co. Ltd.	4,200	37
KFC Holdings Japan Ltd.	2,000	37
Tamron Co. Ltd.	1,900	37
* Justsystems Corp.	6,000	37
Nippon Synthetic Chemical Industry Co. Ltd.	6,000	37
Round One Corp.	5,900	37
Belc Co. Ltd.	1,300	36
^ Toko Inc.	13,000	35

Toshiba Machine Co. Ltd.	9,000	35
Descente Ltd.	3,000	34
Maruzen Showa Unyu Co. Ltd.	10,000	34
Happinet Corp.	3,000	33
Nichii Gakkan Co.	3,200	33
Ateam Inc.	800	33
Daisan Bank Ltd.	20,000	33
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,000	33
Yokohama Reito Co. Ltd.	4,700	33
^ Japan Drilling Co. Ltd.	900	32
Hamakyorex Co. Ltd.	900	32
OSAKA Titanium Technologies Co. Ltd.	1,500	31
GMO Payment Gateway Inc.	1,800	31
Sanyo Electric Railway Co. Ltd.	7,907	31
Daikyo Inc.	21,000	31
Denki Kogyo Co. Ltd.	7,000	31
PanaHome Corp.	5,000	30
Megachips Corp.	2,500	30
Fuji Soft Inc.	1,500	30
Jamco Corp.	1,100	30
Showa Aircraft Industry Co. Ltd.	3,000	29
Hosiden Corp.	5,400	29
Konoike Transport Co. Ltd.	1,400	29
Ohsho Food Service Corp.	700	28
Sun Frontier Fudousan Co. Ltd.	3,600	28
Starzen Co. Ltd.	8,000	28
Kato Sangyo Co. Ltd.	1,500	28
Kappa Create Holdings Co. Ltd.	2,800	27
Pacific Industrial Co. Ltd.	3,300	27
Arcland Sakamoto Co. Ltd.	1,400	26
Gunze Ltd.	10,000	26
St. Marc Holdings Co. Ltd.	400	26
Chugai Ro Co. Ltd.	11,000	26
Nisshin Oillio Group Ltd.	7,000	25
Yellow Hat Ltd.	1,300	25
* Hiday Hidaka Corp.	800	25
Chuetsu Pulp & Paper Co. Ltd.	10,000	25
Chofu Seisakusho Co. Ltd.	1,000	25
S Foods Inc.	1,400	25
Marudai Food Co. Ltd.	7,000	25
Yonekyu Corp.	1,600	25
Takamatsu Construction Group Co. Ltd.	1,200	25
Ihara Chemical Industry Co. Ltd.	2,200	25
Towa Bank Ltd.	30,000	25
^ Tosho Printing Co. Ltd.	9,000	25
Funai Electric Co. Ltd.	2,000	24
Itochu-Shokuhin Co. Ltd.	700	24
Press Kogyo Co. Ltd.	7,000	24
Mitsui High-Tec Inc.	3,500	24
Nissei ASB Machine Co. Ltd.	1,000	24
Toei Co. Ltd.	4,000	23
Key Coffee Inc.	1,600	23
ValueCommerce Co. Ltd.	5,000	22
Hokkaido Gas Co. Ltd.	9,000	22
Bando Chemical Industries Ltd.	5,000	18
Nihon Trim Co. Ltd.	800	18
Aderans Co. Ltd.	2,000	18

	Future Architect Inc.	3,200	18
	Joshin Denki Co. Ltd.	2,000	17
	Okuwa Co. Ltd.	2,000	16
	Zuken Inc.	1,600	16
*,^ Sanix Inc.		4,500	14
	Ehime Bank Ltd.	5,000	11
	Mr Max Corp.	1,800	4
	Honeys Co. Ltd.	60	1
			480,996
Malaysia (0.4%)
	Public Bank Bhd. (Local)	443,900	2,217
	Malayan Banking Bhd.	681,215	1,635
	Axiata Group Bhd.	691,066	1,369
	CIMB Group Holdings Bhd.	753,042	1,140
	Sime Darby Bhd.	428,600	1,110
	DiGi.Com Bhd.	509,800	901
	Tenaga Nasional Bhd.	192,850	769
	Genting Bhd.	313,800	763
	Maxis Bhd.	373,800	730
	Petronas Gas Bhd.	112,900	690
	IOI Corp. Bhd.	507,540	658
	Petronas Chemicals Group Bhd.	425,989	597
	IHH Healthcare Bhd.	372,800	533
	Kuala Lumpur Kepong Bhd.	75,100	469
	Genting Malaysia Bhd.	414,400	463
	AMMB Holdings Bhd.	239,100	413
	SapuraKencana Petroleum Bhd.	558,595	411
	MISC Bhd.	179,256	383
	Dialog Group Bhd.	837,748	373
	Kossan Rubber Industries	255,700	367
	British American Tobacco Malaysia Bhd.	19,700	358
	YTL Corp. Bhd.	711,466	345
	Hong Leong Bank Bhd.	85,500	330
	PPB Group Bhd.	81,700	327
	Gamuda Bhd.	227,900	319
	IJM Corp. Bhd.	165,560	315
	Alliance Financial Group Bhd.	213,600	281
	BIMB Holdings Bhd.	223,300	253
	Telekom Malaysia Bhd.	127,400	245
	UMW Holdings Bhd.	81,000	243
	Magnum Bhd.	296,900	228
	Petronas Dagangan Bhd.	44,800	218
	Malaysia Airports Holdings Bhd.	102,600	202
	RHB Capital Bhd.	87,500	197
	Felda Global Ventures Holdings Bhd.	284,700	191
2	Astro Malaysia Holdings Bhd.	218,087	175
	IOI Properties Group Bhd.	296,997	168
	KPJ Healthcare Bhd.	141,000	152
	Bumi Armada Bhd.	454,350	150
	YTL Power International Bhd.	320,918	141
	AirAsia Bhd.	182,000	140
	KLCCP Stapled Group	73,300	139
	Berjaya Corp. Bhd.	1,062,000	118
	Hartalega Holdings Bhd.	55,700	116
	Hong Leong Financial Group Bhd.	23,800	111
	Lafarge Malaysia Bhd.	40,200	110
	Bursa Malaysia Bhd.	47,900	108

Muhibbah Engineering M Bhd.	200,400	105
Kulim Malaysia Bhd.	123,800	104
Genting Plantations Bhd.	36,400	102
* Puncak Niaga Holdings Bhd.	140,200	102
Pos Malaysia Bhd.	74,800	97
MMC Corp. Bhd.	144,100	96
Westports Holdings Bhd.	99,100	96
SP Setia Bhd Group	95,600	93
Perdana Petroleum Bhd.	287,300	90
HAP Seng Consolidated Bhd.	72,600	88
Pavilion REIT	203,500	87
IJM Land Bhd.	85,900	84
Unisem M Bhd.	143,400	80
Berjaya Sports Toto Bhd.	85,123	79
Mah Sing Group Bhd.	144,768	76
OSK Holdings Bhd.	139,400	74
DRB-Hicom Bhd.	145,200	71
UEM Sunrise Bhd.	200,900	70
Cahya Mata Sarawak Bhd.	55,800	64
Media Prima Bhd.	124,600	64
Carlsberg Brewery Malaysia Bhd.	19,800	64
* TIME dotCom Bhd.	42,900	64
Eastern & Oriental Bhd.	90,200	57
* Yinson Holdings Bhd.	71,800	56
TA Enterprise Bhd.	271,300	56
CB Industrial Product Holding Bhd.	94,400	54
Top Glove Corp. Bhd.	39,400	54
* MPHB Capital Bhd.	92,000	54
Axis REIT	50,300	50
Sunway Bhd.	52,943	49
QL Resources Bhd.	50,300	48
* Parkson Holdings Bhd.	69,784	48
Malaysia Building Society Bhd.	81,400	47
TSH Resources Bhd.	75,450	47
CapitaMalls Malaysia Trust	108,600	43
* KNM Group Bhd.	258,500	42
Malaysian Resources Corp. Bhd.	107,900	40
Gas Malaysia Bhd.	44,800	38
* Coastal Contracts Bhd.	47,000	38
Supermax Corp. Bhd.	58,600	36
UMW Oil & Gas Corp. Bhd.	43,500	32
Wah Seong Corp. Bhd.	88,781	32
WCT Holdings Bhd.	65,448	29
Datasonic Group Bhd.	87,200	28
Mudajaya Group Bhd.	61,100	27
* Scomi Group Bhd.	411,000	27
* Mulpha International Bhd.	251,200	25
Jaya Tiasa Holdings Bhd.	45,300	23
Dayang Enterprise Holdings Bhd.	30,500	23
* Perisai Petroleum Teknologi Bhd.	108,600	14
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	28,250	13
Keck Seng Malaysia Bhd.	8,705	13
Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	11
* BIMB Holdings Bhd. Warrants Exp. 12/04/2023	63,800	8
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	15,733	2
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	18,606	2
* Eastern & Oriental Bhd Warrants	16,400	—

		24,687
Mexico (0.4%)
America Movil SAB de CV	4,284,594	4,582
* Fomento Economico Mexicano SAB de CV	313,833	2,621
* Grupo Televisa SAB	377,700	2,458
Grupo Financiero Banorte SAB de CV	344,594	1,749
* Cemex SAB de CV	1,902,107	1,689
Grupo Mexico SAB de CV Class B	606,947	1,603
Wal-Mart de Mexico SAB de CV	818,600	1,581
Fibra Uno Administracion SA de CV	310,240	936
* Alfa SAB de CV Class A	407,800	747
Grupo Financiero Inbursa SAB de CV	288,300	743
Industrias Penoles SAB de CV	36,932	729
* Grupo Bimbo SAB de CV Class A	270,300	688
Coca-Cola Femsa SAB de CV	61,400	498
Grupo Aeroportuario del Pacifico SAB de CV ADR	7,400	491
* Mexichem SAB de CV	166,684	462
Grupo Financiero Santander Mexico SAB de CV Class B	207,165	439
* Grupo Aeroportuario del Sureste SAB de CV Class B	30,851	403
Compartamos SAB de CV	166,800	315
Grupo Carso SAB de CV	66,000	289
* Promotora y Operadora de Infraestructura SAB de CV	25,612	288
* Grupo Elektra SAB DE CV	7,600	286
Grupo Aeroportuario del Pacifico SAB de CV Class B	37,900	251
Kimberly-Clark de Mexico SAB de CV Class A	125,000	243
* Arca Continental SAB de CV	39,100	231
Gruma SAB de CV Class B	21,000	227
* OHL Mexico SAB de CV	105,400	200
* Genomma Lab Internacional SAB de CV Class B	111,500	177
Controladora Comercial Mexicana SAB de CV	57,380	174
* Alsea SAB de CV	65,100	174
Mexico Real Estate Management SA de CV	101,100	166
* Industrias CH SAB de CV Class B	39,040	160
Corp Inmobiliaria Vesta SAB de CV	67,400	130
Bolsa Mexicana de Valores SAB de CV	78,100	129
* Infraestructura Energetica Nova SAB de CV	25,900	123
PLA Administradora Industrial S de RL de CV	55,286	118
* Grupo Lala SAB de CV	56,500	110
* Minera Frisco SAB de CV	81,563	107
* Grupo Comercial Chedraui SA de CV	37,100	103
Grupo Aeroportuario del Centro Norte Sab de CV Class B	21,900	100
Organizacion Soriana SAB de CV Class B	37,200	87
* Empresas ICA SAB de CV	83,400	87
* TV Azteca SAB de CV	192,500	76
Concentradora Fibra Hotelera Mexicana SA de CV	52,200	70
* Banregio Grupo Financiero SAB de CV	12,900	67
* Industrias Bachoco SAB de CV Class B	16,200	66
* Alpek SAB de CV	59,100	66
Grupo Sanborns SAB de CV	37,600	57
Concentradora Fibra Danhos SA de CV	24,000	57
Prologis Property Mexico SA de CV	28,800	56
Grupo Financiero Interacciones SA de CV	7,400	50
* Megacable Holdings SAB de CV	11,300	41
* Qualitas Controladora SAB de CV	19,419	39
Organizacion Cultiba SAB de CV	32,100	39
* Grupo Herdez SAB de CV	16,100	37
* Grupo Simec SAB de CV Class B	13,000	37

*	Grupo Aeromexico SAB de CV	18,500	28
*	Consorcio ARA SAB de CV	56,800	24
			27,504
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	18,751	61

Netherlands (0.9%)
	Unilever NV	224,450	9,733
*	ING Groep NV	562,354	6,992
	ASML Holding NV	43,798	4,569
	Unibail-Rodamco SE	13,784	3,882
	Koninklijke Philips NV	140,744	3,881
	Heineken NV	34,526	2,577
	Koninklijke Ahold NV	141,322	2,551
	Aegon NV	356,999	2,544
	Akzo Nobel NV	33,855	2,439
	Reed Elsevier NV	81,515	1,993
	Koninklijke KPN NV	448,892	1,385
	ArcelorMittal	142,818	1,364
	Koninklijke DSM NV	24,776	1,314
	Wolters Kluwer NV	38,274	1,143
*	Altice SA	11,754	982
	Randstad Holding NV	16,599	873
	Heineken Holding NV	13,023	852
	Gemalto NV	11,311	819
	Delta Lloyd NV	39,715	750
	Koninklijke Vopak NV	9,299	519
	Nutreco NV	10,020	510
	Boskalis Westminster NV	10,659	471
	TNT Express NV	66,518	435
*	OCI NV	11,726	413
	Aalberts Industries NV	12,229	352
	Wereldhave NV	4,884	351
	ASML Holding NY	3,375	351
	TKH Group NV	10,533	328
	Eurocommercial Properties NV	6,705	298
*	NN Group NV	10,758	292
*	SBM Offshore NV	25,547	279
	ASM International NV	6,576	268
*	PostNL NV	69,430	251
	Arcadis NV	8,260	250
	Fugro NV	10,467	227
*	APERAM SA	6,018	156
	USG People NV	12,833	148
	Corbion NV	8,357	138
*	TomTom NV	20,252	133
	Koninklijke BAM Groep NV	30,019	90
	Vastned Retail NV	1,807	90
*,^ Royal Imtech NV		15,715	73
*	Brunel International NV	4,071	66
	NSI NV	13,998	63
	BinckBank NV	6,465	53
	Accell Group	2,813	43
	Koninklijke Ten Cate NV	1,580	35
	Wessanen	4,624	30

*	Grontmij	4,306	17
			57,373
New Zealand (0.1%)
	Fletcher Building Ltd.	183,110	1,112
	Spark New Zealand Ltd.	257,834	618
	Auckland International Airport Ltd.	125,234	405
	Ryman Healthcare Ltd.	66,162	396
	Fisher & Paykel Healthcare Corp. Ltd.	60,548	273
	Contact Energy Ltd.	44,828	230
	SKYCITY Entertainment Group Ltd.	77,786	222
	Mighty River Power Ltd.	89,368	218
	SKY Network Television Ltd.	48,527	213
	Infratil Ltd.	58,089	133
*,^ Xero Ltd.		11,028	125
	Z Energy Ltd.	34,375	124
^	Ebos Group Ltd.	16,565	114
*	Kiwi Property Group Ltd.	114,280	110
*	Chorus Ltd.	57,044	110
	Trade Me Group Ltd.	39,618	104
*	Genesis Energy Ltd.	60,827	99
	Air New Zealand Ltd.	50,316	95
	Summerset Group Holdings Ltd.	41,195	93
	Argosy Property Ltd.	106,763	88
	Freightways Ltd.	18,883	82
	Precinct Properties New Zealand Ltd.	87,309	79
	Goodman Property Trust	88,153	76
	Vector Ltd.	30,875	66
	Vital Healthcare Property Trust	45,667	54
	Nuplex Industries Ltd.	24,418	53
	Metlifecare Ltd.	14,922	52
	Kathmandu Holdings Ltd.	32,196	47
	TOWER Ltd.	26,604	44
*	Synlait Milk Ltd.	15,144	37
	Warehouse Group Ltd.	18,061	37
*	a2 Milk Co. Ltd.	63,344	25
			5,534
Norway (0.3%)
	Statoil ASA	136,693	2,289
	DNB ASA	154,797	2,243
	Telenor ASA	98,421	2,114
	Yara International ASA	24,481	1,275
	Schibsted ASA	16,944	1,091
	Norsk Hydro ASA	178,903	1,051
	Orkla ASA	104,554	771
	Marine Harvest ASA	52,553	687
	Seadrill Ltd.	50,468	539
	Subsea 7 SA	60,497	515
	Gjensidige Forsikring ASA	23,559	397
	Golar LNG Ltd.	12,200	346
*	Storebrand ASA	114,179	345
*	DNO ASA	145,158	320
^	TGS Nopec Geophysical Co. ASA	13,466	312
	SpareBank 1 SR-Bank ASA	42,291	266
^	Petroleum Geo-Services ASA	35,408	193
	Opera Software ASA	12,419	165
*	Nordic Semiconductor ASA	22,372	154

*	Norwegian Property ASA	96,123	129
	Atea ASA	10,332	115
*,^ Det Norske Oljeselskap ASA		26,429	110
	SpareBank 1 SMN	14,608	104
*,2 Aker Solutions ASA		18,635	91
	Salmar ASA	5,507	85
	Prosafe SE	29,784	80
*	REC Silicon ASA	292,534	62
	Wilh Wilhelmsen ASA	10,986	61
2	BW LPG Ltd.	8,351	52
	Aker ASA	2,156	46
	Fred Olsen Energy ASA	5,478	46
^	Akastor ASA	17,120	42
^	Golden Ocean Group Ltd.	51,283	32
	Leroy Seafood Group ASA	710	25
	BW Offshore Ltd.	25,396	24
	Austevoll Seafood ASA	4,106	24
*	Archer Ltd.	43,772	17
	Odfjell Drilling Ltd.	4,835	6
			16,224
Other (0.1%)[3]
4	Vanguard FTSE Emerging Markets ETF	86,155	3,441

Peru (0.0%)
	Credicorp Ltd. (New York Shares)	4,306	621
	Cia de Minas Buenaventura SAA ADR	39,541	451
	Credicorp Ltd.	3,045	444
	Volcan Cia Minera SAA Class B	179,413	28
			1,544
Philippines (0.2%)
	SM Investments Corp.	39,442	829
	Philippine Long Distance Telephone Co.	11,410	768
	GT Capital Holdings Inc.	27,900	764
*	Semirara Mining and Power Corp. Class A	198,889	662
	Ayala Land Inc.	663,700	540
	Universal Robina Corp.	93,030	436
	First Gen Corp.	608,800	429
	Vista Land & Lifescapes Inc.	2,732,400	426
	First Philippine Holdings Corp.	189,940	425
	BDO Unibank Inc.	161,920	420
	Alliance Global Group Inc.	742,000	419
	JG Summit Holdings Inc.	276,900	411
	Bank of the Philippine Islands	179,805	403
	Ayala Corp.	24,360	400
	SM Prime Holdings Inc.	920,650	387
	Manila Electric Co.	55,080	342
	Manila Water Co. Inc.	455,400	334
	Aboitiz Equity Ventures Inc.	229,110	293
	DMCI Holdings Inc.	819,000	286
	Energy Development Corp.	1,362,900	264
	Metro Pacific Investments Corp.	1,962,000	230
	Metropolitan Bank & Trust Co.	95,892	207
	International Container Terminal Services Inc.	77,100	199
	Jollibee Foods Corp.	37,720	198
	Filinvest Land Inc.	4,980,000	189
	San Miguel Corp.	108,790	188

	Globe Telecom Inc.	3,995	158
	Robinsons Land Corp.	218,600	138
	Aboitiz Power Corp.	127,720	128
	Megaworld Corp.	1,046,500	123
	Puregold Price Club Inc.	104,600	99
*	Bloomberry Resorts Corp.	324,300	91
	LT Group Inc.	293,900	91
	Belle Corp.	770,000	80
	Security Bank Corp.	20,020	69
*	Melco Crown Philippines Resorts Corp.	220,700	59
	Robinsons Retail Holdings Inc.	32,400	58
	Petron Corp.	251,500	52
	Nickel Asia Corp.	84,300	52
	Cosco Capital Inc.	229,500	47
*	Philippine National Bank	22,895	44
	Emperador Inc.	185,300	42
	Rizal Commercial Banking Corp.	38,790	42
	Philex Mining Corp.	157,700	30
			11,852
Poland (0.2%)
	Powszechny Zaklad Ubezpieczen SA	10,808	1,470
	Powszechna Kasa Oszczednosci Bank Polski SA	117,266	1,085
	Bank Pekao SA	17,114	826
	KGHM Polska Miedz SA	25,371	719
	Polski Koncern Naftowy Orlen SA	42,084	621
	Enea SA	130,346	579
	PGE Polska Grupa Energetyczna SA	92,366	484
	Bank Zachodni WBK SA	3,777	351
*	LPP SA	171	346
	Polskie Gornictwo Naftowe i Gazownictwo SA	231,935	274
	Bank Millennium SA	119,837	242
	Energa SA	36,667	208
	Orange Polska SA	81,004	195
	mBank	1,351	171
	Cyfrowy Polsat SA	24,919	160
	Asseco Poland SA	9,655	143
	Tauron Polska Energia SA	102,169	137
	Synthos SA	108,677	126
*	Alior Bank SA	5,011	116
	Bank Handlowy w Warszawie SA	3,958	115
	ING Bank Slaski SA	3,104	113
	Eurocash SA	9,585	95
*	PKP Cargo SA	3,586	87
	CCC SA	1,951	81
*	Getin Noble Bank SA	144,691	78
	Netia SA	47,099	76
	Lubelski Wegiel Bogdanka SA	2,869	75
*	TVN SA	14,638	70
*	Grupa Lotos SA	9,235	61
*	Kernel Holding SA	7,186	60
*	Globe Trade Centre SA	39,878	52
*	CD Projekt SA	9,088	40
*	Integer.pl SA	775	35
*	Getin Holding SA	53,314	28
*,^ Jastrzebska Spolka Weglowa SA		4,357	25

	Warsaw Stock Exchange	1,878	23
			9,367
Portugal (0.1%)
	EDP - Energias de Portugal SA	370,141	1,408
	Galp Energia SGPS SA	61,426	649
	Jeronimo Martins SGPS SA	37,228	400
*	Banco Comercial Portugues SA	5,358,605	377
*	CTT-Correios de Portugal SA	20,528	216
	EDP Renovaveis SA	30,859	206
	NOS SGPS	29,693	189
	Sonae SGPS SA	104,336	137
	Portucel SA	23,091	93
^	Portugal Telecom SGPS SA	99,498	69
	Semapa-Sociedade de Investimento e Gestao	5,549	65
*,^ Banco BPI SA		68,043	64
	REN - Redes Energeticas Nacionais SGPS SA	19,975	57
	Altri SGPS SA	13,342	46
	Mota-Engil SGPS SA	12,362	38
*	Sonaecom - SGPS SA	15,610	34
*	Banco Espirito Santo SA	428,634	2
			4,050
Russia (0.3%)
	Lukoil OAO ADR	80,401	3,161
	Gazprom OAO ADR	425,657	1,709
	Magnit PJSC GDR	39,559	1,504
	Gazprom OAO	664,220	1,381
	MMC Norilsk Nickel OJSC ADR	66,144	1,090
	NOVATEK OAO	157,056	1,050
	Tatneft OAO ADR	31,765	744
	Sberbank of Russia ADR	193,400	713
	Surgutneftegas OAO ADR	160,397	696
	Sberbank of Russia	759,171	680
	Rosneft OAO GDR	158,572	514
	AK Transneft OAO Preference Shares	220	452
	Uralkali PJSC	175,655	445
	Mobile TeleSystems OJSC	132,481	419
	VTB Bank OJSC	360,782,455	362
	Rostelecom OJSC	139,763	176
	Moscow Exchange MICEX-RTS OAO	168,900	171
	MegaFon OAO GDR	12,520	171
	VTB Bank OJSC GDR	89,021	171
	Severstal PAO	18,087	168
	Acron JSC	3,636	126
	RusHydro JSC	15,734,242	120
	Novolipetsk Steel OJSC	79,599	106
	PhosAgro OAO GDR	9,709	106
	PIK Group	33,920	93
	Sistema JSFC GDR	17,064	76
	E.ON Russia JSC	1,847,900	67
*	Inter RAO JSC	6,084,172	63
*	Pharmstandard OJSC GDR	5,214	41
*	Rosseti JSC	6,061,655	37
	M Video OJSC	17,050	35
	Federal Grid Co. Unified Energy System JSC	44,833,105	32
	LSR Group GDR	18,772	30
	Aeroflot - Russian Airlines OJSC	48,600	27

Sistema JSFC	106,900	21
Mosenergo OAO	2,043,038	19
* Raspadskaya OAO	41,689	18
Surgutneftegas OAO	35,145	16
TMK OAO GDR	6,181	16
Magnitogorsk Iron & Steel Works OJSC	71,731	14
TGK-1 OAO	221,858,574	13
Rosneft OAO	3,288	11
		16,864
Singapore (0.6%)
DBS Group Holdings Ltd.	242,300	3,533
Oversea-Chinese Banking Corp. Ltd.	422,038	3,237
Singapore Telecommunications Ltd.	1,028,400	3,097
United Overseas Bank Ltd.	163,000	2,787
Singapore Airlines Ltd.	150,047	1,402
Keppel Corp. Ltd.	202,113	1,298
Singapore Exchange Ltd.	168,311	966
CapitaLand Ltd.	316,500	812
Global Logistic Properties Ltd.	414,000	772
Noble Group Ltd.	951,372	744
Ascott Residence Trust	772,652	721
Genting Singapore plc	883,000	704
Frasers Commercial Trust	638,000	699
Cache Logistics Trust	733,000	641
Wilmar International Ltd.	252,173	598
ComfortDelGro Corp. Ltd.	265,000	562
Singapore Press Holdings Ltd.	183,500	560
AIMS AMP Capital Industrial REIT	510,246	554
Suntec REIT	374,000	519
City Developments Ltd.	70,000	519
Cambridge Industrial Trust	991,000	498
Singapore Technologies Engineering Ltd.	182,000	451
CapitaMall Trust	288,100	444
Singapore Post Ltd.	281,000	444
* Hutchison Port Holdings Trust	607,000	433
Ascendas REIT	233,600	424
Mapletree Logistics Trust	427,000	378
* Jardine Cycle & Carriage Ltd.	12,000	375
Sembcorp Industries Ltd.	112,231	357
UOL Group Ltd.	59,885	319
Keppel Land Ltd.	93,600	314
Golden Agri-Resources Ltd.	862,419	268
Tat Hong Holdings Ltd.	478,000	261
Keppel Telecommunications & Transportation Ltd.	202,000	260
CapitaCommercial Trust	184,810	242
^ Sembcorp Marine Ltd.	108,389	240
Yangzijiang Shipbuilding Holdings Ltd.	260,036	238
SATS Ltd.	99,000	216
Fortune REIT	157,923	177
Mapletree Greater China Commercial Trust	235,000	177
First Resources Ltd.	128,000	176
StarHub Ltd.	56,000	173
^ Ezion Holdings Ltd.	177,120	166
Raffles Medical Group Ltd.	56,000	164
Venture Corp. Ltd.	25,500	153
United Engineers Ltd.	65,000	146
Keppel REIT	131,688	120

	Ascendas Hospitality Trust	225,000	114
	SMRT Corp. Ltd.	85,000	110
	Mapletree Industrial Trust	96,000	108
	Mapletree Commercial Trust	84,000	94
	Asian Pay Television Trust	131,000	88
^	Olam International Ltd.	59,000	86
*	Biosensors International Group Ltd.	176,000	84
	CapitaRetail China Trust	63,000	80
	Frasers Centrepoint Trust	50,000	76
	M1 Ltd.	26,000	72
	Wing Tai Holdings Ltd.	53,000	72
	SIA Engineering Co. Ltd.	20,000	64
*	SIIC Environment Holdings Ltd.	594,000	62
	Starhill Global REIT	99,000	61
*	Yoma Strategic Holdings Ltd.	146,666	58
	Yanlord Land Group Ltd.	78,000	58
*	China Animal Healthcare Ltd.	84,000	56
	United Envirotech Ltd.	47,000	56
	Parkway Life REIT	31,000	56
2	ARA Asset Management Ltd.	44,000	55
^	Swiber Holdings Ltd.	379,500	54
	Ascendas India Trust	84,000	53
*,^ Neptune Orient Lines Ltd.		71,000	53
	OUE Hospitality Trust	76,000	53
	CDL Hospitality Trusts	39,000	52
	First REIT	53,000	51
	Silverlake Axis Ltd.	51,916	50
^	Super Group Ltd.	58,000	48
	Croesus Retail Trust	67,000	47
	Sabana Shari'ah Compliant Industrial REIT	63,000	43
	Lippo Malls Indonesia Retail Trust	158,000	41
	China Everbright Water Ltd.	47,300	40
	Hyflux Ltd.	54,000	38
	COSCO Corp. Singapore Ltd.	92,000	37
	OSIM International Ltd.	24,000	34
	Ezra Holdings Ltd.	83,640	33
	Soilbuild Business Space REIT	52,000	30
*	Vard Holdings Ltd.	70,000	26
	Religare Health Trust	33,000	25
*	Accordia Golf Trust	44,000	25
*,^ Blumont Group Ltd.		316,500	4
*,^ LionGold Corp. Ltd.		165,000	2
			34,688
South Africa (0.8%)
	Naspers Ltd.	52,403	7,560
	MTN Group Ltd.	253,789	4,383
	Sasol Ltd.	78,634	2,840
	Standard Bank Group Ltd.	165,366	2,184
	FirstRand Ltd.	433,025	1,927
	Steinhoff International Holdings Ltd.	349,522	1,786
	Aspen Pharmacare Holdings Ltd.	41,722	1,562
	Remgro Ltd.	63,257	1,464
	Shoprite Holdings Ltd.	89,708	1,418
	Sanlam Ltd.	235,104	1,409
	Bidvest Group Ltd.	41,595	1,148
	Clicks Group Ltd.	113,977	881
	Woolworths Holdings Ltd.	113,986	846

Barloworld Ltd.	106,170	801
Gold Fields Ltd.	127,739	736
* AngloGold Ashanti Ltd.	57,430	697
Growthpoint Properties Ltd.	267,960	673
Mr Price Group Ltd.	29,051	658
Tiger Brands Ltd.	19,299	651
Barclays Africa Group Ltd.	37,352	635
Netcare Ltd.	190,344	632
City Lodge Hotels Ltd.	50,346	545
* Impala Platinum Holdings Ltd.	83,980	545
Mediclinic International Ltd.	54,410	538
Nedbank Group Ltd.	23,565	517
DataTec Ltd.	101,354	510
Mpact Ltd.	166,799	510
MMI Holdings Ltd.	178,639	480
Life Healthcare Group Holdings Ltd.	126,415	470
Mondi Ltd.	25,592	460
Vodacom Group Ltd.	40,039	460
Brait SE	68,032	449
Truworths International Ltd.	57,231	396
Coronation Fund Managers Ltd.	43,832	388
RMB Holdings Ltd.	65,151	368
Imperial Holdings Ltd.	20,323	358
SPAR Group Ltd.	20,898	330
Kumba Iron Ore Ltd.	15,264	293
Foschini Group Ltd.	20,255	290
Capitec Bank Holdings Ltd.	8,326	273
Discovery Ltd.	27,626	272
Nampak Ltd.	74,568	272
JSE Ltd.	25,216	264
* Anglo American Platinum Ltd.	8,548	262
* Sappi Ltd.	63,679	261
Sibanye Gold Ltd.	96,272	260
Capital Property Fund	198,417	253
* Telkom SA SOC Ltd.	39,242	234
Emira Property Fund	140,600	233
* Adcock Ingram Holdings Ltd.	56,994	211
Investec Ltd.	24,899	209
SA Corporate Real Estate Fund Nominees Pty Ltd.	448,899	201
AVI Ltd.	26,033	189
Tongaat Hulett Ltd.	13,623	187
Massmart Holdings Ltd.	12,926	184
* Harmony Gold Mining Co. Ltd.	55,434	167
Sun International Ltd.	12,892	143
Illovo Sugar Ltd.	67,733	140
Aeci Ltd.	12,972	139
Lewis Group Ltd.	17,093	133
Exxaro Resources Ltd.	14,309	127
Pick n Pay Stores Ltd.	25,106	124
* Northam Platinum Ltd.	33,930	112
* Super Group Ltd.	36,378	107
PPC Ltd.	52,938	97
Murray & Roberts Holdings Ltd.	56,830	96
Fountainhead Property Trust	121,342	96
African Rainbow Minerals Ltd.	9,498	95
Omnia Holdings Ltd.	6,362	93
* Aveng Ltd.	60,206	92

Grindrod Ltd.	54,052	84
Liberty Holdings Ltd.	7,250	81
EOH Holdings Ltd.	7,382	76
PSG Group Ltd.	6,713	76
Reunert Ltd.	13,659	73
Santam Ltd.	2,842	56
Pick n Pay Holdings Ltd.	26,672	55
Blue Label Telecoms Ltd.	74,154	54
Astral Foods Ltd.	3,140	53
Wilson Bayly Holmes-Ovcon Ltd.	5,074	53
Famous Brands Ltd.	5,510	52
Clover Industries Ltd.	30,888	50
Assore Ltd.	3,401	47
Adcorp Holdings Ltd.	16,230	46
* ArcelorMittal South Africa Ltd.	21,122	45
Metair Investments Ltd.	12,945	36
Group Five Ltd.	15,342	35
* Attacq Ltd.	13,157	26
Oceana Group Ltd.	2,752	25
* Alexander Forbes Group Holdings Ltd.	30,934	25
* Royal Bafokeng Platinum Ltd.	3,748	17
* African Bank Investments Ltd.	150,852	—
		49,389
South Korea (1.5%)
Samsung Electronics Co. Ltd. GDR	31,312	19,277
Hyundai Motor Co.	22,451	3,450
* SK Hynix Inc.	77,706	3,357
NAVER Corp.	3,952	2,562
KB Financial Group Inc. ADR	66,909	2,258
Hyundai Mobis Co. Ltd.	9,803	2,216
SK Telecom Co. Ltd. ADR	56,509	1,625
POSCO	6,772	1,573
Kia Motors Corp.	37,266	1,557
Samsung Fire & Marine Insurance Co. Ltd.	5,550	1,494
Shinhan Financial Group Co. Ltd. ADR	36,740	1,464
Korea Electric Power Corp.	37,287	1,458
KT&G Corp.	17,509	1,278
Hana Financial Group Inc.	41,945	1,226
Samsung Life Insurance Co. Ltd.	11,864	1,219
Shinhan Financial Group Co. Ltd.	28,483	1,163
LG Chem Ltd.	6,349	1,142
* LG Display Co. Ltd.	32,107	1,055
Amorepacific Corp.	436	1,051
Samsung SDS Co. Ltd.	4,166	1,008
POSCO ADR	15,731	916
Samsung C&T Corp.	17,928	908
Samsung SDI Co. Ltd.	7,770	907
LG Household & Health Care Ltd.	1,340	839
LG Electronics Inc.	14,709	815
SK Innovation Co. Ltd.	8,492	721
LG Corp.	12,688	714
SK C&C Co. Ltd.	3,060	652
Hyundai Heavy Industries Co. Ltd.	6,269	642
Coway Co. Ltd.	7,812	626
^ Daum Kakao Corp.	4,480	622
Hyundai Steel Co.	9,916	595
E-Mart Co. Ltd.	2,903	551

	SK Holdings Co. Ltd.	3,480	543
	Korea Zinc Co. Ltd.	1,346	526
^	Hyundai Glovis Co. Ltd.	2,278	507
	Samsung Electro-Mechanics Co. Ltd.	8,224	501
	Hankook Tire Co. Ltd.	10,339	497
*,^ Cheil Industries Inc.		3,841	478
	Orion Corp.	500	477
	AMOREPACIFIC Group	409	466
	Kangwon Land Inc.	15,285	451
	KCC Corp.	838	422
	Industrial Bank of Korea	35,489	417
	Hotel Shilla Co. Ltd.	4,390	407
	Samsung Heavy Industries Co. Ltd.	24,573	398
	BS Financial Group Inc.	30,985	392
*	KT Corp.	14,359	391
	Hyundai Engineering & Construction Co. Ltd.	9,783	387
	NCSoft Corp.	2,044	373
	Lotte Shopping Co. Ltd.	1,663	360
*,^ Celltrion Inc.		9,525	353
*	LG Innotek Co. Ltd.	3,807	337
	Samsung Securities Co. Ltd.	7,738	334
*	Woori Bank	41,162	331
	Hyundai Development Co-Engineering & Construction	8,445	330
	Hyundai Wia Corp.	2,329	325
	Lotte Chemical Corp.	2,052	324
	LG Uplus Corp.	29,064	320
	S-Oil Corp.	5,796	319
	CJ CheilJedang Corp.	976	313
	Dongbu Insurance Co. Ltd.	6,468	312
	SK Telecom Co. Ltd.	1,173	307
	CJ Corp.	1,956	307
	Sam Young Electronics Co. Ltd.	25,760	282
^	Hanssem Co. Ltd.	1,840	258
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,483	255
	KB Financial Group Inc.	7,033	236
	Daishin Securities Co. Ltd.	27,720	232
	GS Holdings Corp.	6,121	232
	Daewoo Securities Co. Ltd.	24,905	228
	Hyundai Department Store Co. Ltd.	2,059	223
	Korea Aerospace Industries Ltd.	5,230	223
^	Medy-Tox Inc.	657	221
	Korea Investment Holdings Co. Ltd.	4,680	221
	DGB Financial Group Inc.	22,173	213
	Youngone Corp.	4,112	211
	Hyosung Corp.	3,160	209
^	Kumho Petrochemical Co. Ltd.	2,557	208
	S-1 Corp.	2,833	206
	Taekwang Industrial Co. Ltd.	199	205
*,^ Wonik IPS Co. Ltd.		16,586	203
*,^ Com2uSCorp		1,246	201
*	Cheil Worldwide Inc.	10,858	196
	OCI Co. Ltd.	2,738	194
	Hanwha Corp.	7,638	191
	Hyundai Marine & Fire Insurance Co. Ltd.	7,947	189
	Woori Investment & Securities Co. Ltd.	18,681	188
	Daelim Industrial Co. Ltd.	3,745	187
	Halla Visteon Climate Control Corp.	4,407	186

	Daesang Corp.	5,170	179
	Hanwha Life Insurance Co. Ltd.	24,970	177
	SK Networks Co. Ltd.	20,389	175
*	Korean Air Lines Co. Ltd.	4,007	174
*,^ Daewoo Engineering & Construction Co. Ltd.		27,757	171
*	Hanjin Kal Corp.	5,763	171
	Samsung Electronics Co. Ltd.	135	168
^	Paradise Co. Ltd.	6,828	163
*,^ CJ Korea Express Co. Ltd.		918	161
	SK Chemicals Co. Ltd.	2,877	160
	Ottogi Corp.	307	159
	Lotte Confectionery Co. Ltd.	93	159
*	Kumho Tire Co. Inc.	17,280	153
	Daewoo International Corp.	6,053	151
	Korea Gas Corp.	3,651	150
	Namhae Chemical Corp.	18,020	145
*	Doosan Infracore Co. Ltd.	15,570	144
*,^ Samsung Engineering Co. Ltd.		4,141	143
	Youlchon Chemical Co. Ltd.	14,280	141
	Doosan Heavy Industries & Construction Co. Ltd.	6,629	141
	Yuhan Corp.	894	140
*,^ GS Engineering & Construction Corp.		6,137	140
^	iMarketKorea Inc.	5,560	139
	Samsung Card Co. Ltd.	3,992	139
	Lotte Chilsung Beverage Co. Ltd.	91	138
*,^ NHN Entertainment Corp.		2,026	137
	Mirae Asset Securities Co. Ltd.	3,255	137
*,^ Gamevil Inc.		801	134
	LG International Corp.	3,990	133
^	Eo Technics Co. Ltd.	1,113	130
	LG Hausys Ltd.	790	129
	Fila Korea Ltd.	1,243	124
	Hyundai Securities Co. Ltd.	18,220	124
	Hanjin Transportation Co. Ltd.	2,100	122
	Doosan Corp.	1,259	119
	CJ CGV Co. Ltd.	2,130	118
	Hyundai Greenfood Co. Ltd.	7,486	118
	LIG Insurance Co. Ltd.	5,630	118
	Young Poong Corp.	91	118
	Shinsegae Co. Ltd.	787	115
*	Mando Corp.	765	115
*	Osstem Implant Co. Ltd.	2,787	112
*,^ Naturalendo Tech Co. Ltd.		2,354	111
	Maeil Dairy Industry Co. Ltd.	3,787	111
	Hanwha Chemical Corp.	9,730	109
	Dongsuh Co. Inc.	4,930	104
*	SK Broadband Co. Ltd.	26,386	102
	Hansae Co. Ltd.	2,942	102
	Seah Besteel Corp.	3,350	97
	Samsung Techwin Co. Ltd.	4,554	95
*,^ Ssangyong Motor Co.		10,890	91
	LS Industrial Systems Co. Ltd.	1,644	91
	Grand Korea Leisure Co. Ltd.	2,480	90
	Hyundai Home Shopping Network Corp.	819	90
	Kolon Industries Inc.	2,108	89
^	Korea Kolmar Co. Ltd.	1,690	89
	Hana Tour Service Inc.	1,130	88

	KT Corp. ADR	6,464	87
	Meritz Securities Co. Ltd.	24,710	87
^	Hyundai Hysco Co. Ltd.	1,228	86
	Korean Reinsurance Co.	9,144	85
	Ahnlab Inc.	2,032	84
^	Kolao Holdings	5,310	82
	Green Cross Corp.	646	82
	Poongsan Corp.	3,950	82
*	SM Entertainment Co.	2,434	81
	LF Corp.	2,820	81
	Hyundai Mipo Dockyard Co. Ltd.	1,148	81
	Daewoong Pharmaceutical Co. Ltd.	1,411	80
*	CJ E&M Corp.	2,294	79
	Seoul Semiconductor Co. Ltd.	4,368	77
*,^ Hanjin Shipping Co. Ltd.		14,218	77
*,^ Hyundai Merchant Marine Co. Ltd.		8,120	76
	Golfzon Co. Ltd.	3,326	76
	SFA Engineering Corp.	1,773	74
	GS Home Shopping Inc.	379	73
	Nexen Tire Corp.	5,080	72
*	Ssangyong Cement Industrial Co. Ltd.	5,250	72
	KEPCO Engineering & Construction Co. Inc.	1,816	70
	LS Corp.	1,593	70
	KEPCO Plant Service & Engineering Co. Ltd.	857	69
	KONA I Co. Ltd.	2,190	68
	JB Financial Group Co. Ltd.	12,847	68
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	68
	Hanil Cement Co. Ltd.	449	68
	Green Cross Holdings Corp.	3,370	67
	Samyang Holdings Corp.	780	67
	KIWOOM Securities Co. Ltd.	1,254	67
*,^ LG Life Sciences Ltd.		1,565	67
	SKC Co. Ltd.	2,370	65
*	Muhak Co. Ltd.	1,917	65
*	Hanmi Pharm Co. Ltd.	715	64
*	Cosmax Inc.	643	64
	Handsome Co. Ltd.	2,264	64
	CJ O Shopping Co. Ltd.	311	63
*	WeMade Entertainment Co. Ltd.	1,456	62
*	Hyundai Elevator Co. Ltd.	1,049	62
*	Eusu Holdings Co. Ltd.	6,136	62
*	Neowiz Games Corp.	3,030	62
	Youngone Holdings Co. Ltd.	745	61
	Huchems Fine Chemical Corp.	2,510	61
	Lotte Food Co. Ltd.	105	59
*	Green Cross Cell Corp.	2,166	59
	Hankook Tire Worldwide Co. Ltd.	2,542	58
^	LOTTE Himart Co. Ltd.	1,184	58
^	Hite Jinro Co. Ltd.	2,740	58
*	Komipharm International Co. Ltd.	6,888	57
	Samchully Co. Ltd.	442	56
*	Seegene Inc.	1,857	55
	NongShim Co. Ltd.	261	55
*	ViroMed Co. Ltd.	1,140	54
*	GemVax & Kael Co. Ltd.	3,321	52
	Meritz Fire & Marine Insurance Co. Ltd.	4,620	51
*	Asiana Airlines Inc.	6,502	51

	Chong Kun Dang Pharmaceutical Corp.	1,005	51
*	Toray Chemical Korea Inc.	3,939	51
	Partron Co. Ltd.	4,491	51
^	Ilyang Pharmaceutical Co. Ltd.	1,960	50
	Tongyang Life Insurance	4,930	49
	Dongwon Industries Co. Ltd.	165	49
	KT Skylife Co. Ltd.	3,297	49
	Korea Electric Terminal Co. Ltd.	821	48
	Yuanta Securities Korea	13,343	48
*	Korea Line Corp.	2,370	47
*	Chabiotech Co. Ltd.	3,667	47
	Dongkuk Steel Mill Co. Ltd.	9,093	46
	Dong-A ST Co. Ltd.	569	46
^	GS Retail Co. Ltd.	1,890	45
	YG Entertainment Inc.	1,017	44
	Daou Technology Inc.	3,300	44
	Sungwoo Hitech Co. Ltd.	3,981	44
*	Kyongnam Bank	4,423	44
^	Hyundai Rotem Co. Ltd.	2,780	42
*	Dongbu HiTek Co. Ltd.	9,040	41
	Hancom Inc.	2,196	41
	Halla Holdings Corp.	701	40
	Namyang Dairy Products Co. Ltd.	61	40
	Soulbrain Co. Ltd.	1,212	40
	Hyundai Corp.	1,590	40
*	Hansol Paper Co. Ltd.	2,213	40
*,^ Medipost Co. Ltd.		914	39
	Interpark Corp.	4,596	38
	SL Corp.	2,368	38
*	Cuckoo Electronics Co. Ltd.	223	37
	MegaStudy Co. Ltd.	672	37
	Kyobo Securities Co. Ltd.	4,032	36
^	Posco ICT Co. Ltd.	6,926	35
	Samsung Fine Chemicals Co. Ltd.	1,100	34
*,^ Taihan Electric Wire Co. Ltd.		29,761	33
*,^ Lumens Co. Ltd.		5,290	31
	Binggrae Co. Ltd.	454	31
	OCI Materials Co. Ltd.	512	30
*,^ Pan Ocean Co. Ltd.		11,851	28
	Meritz Financial Group Inc.	3,105	28
	SBS Media Holdings Co. Ltd.	6,724	27
^	Sung Kwang Bend Co. Ltd.	2,178	26
	Hansol Holdings Co. Ltd.	3,626	26
*	Hansol Technics Co. Ltd.	1,961	24
	Able C&C Co. Ltd.	1,204	24
*	Kwangju Bank	2,894	24
*	China Ocean Resources Co. Ltd.	5,354	23
	SK Gas Ltd.	298	23
*	Hanjin Heavy Industries & Construction Co. Ltd.	6,504	23
	CJ Hellovision Co. Ltd.	2,780	23
	Chongkundang Holdings Corp.	389	21
*	Hanil E-Hwa Co. Ltd.	1,885	21
	Seoyeon Co. Ltd.	864	11
	Dong-A Socio Holdings Co. Ltd.	81	9
*	Hyundai Merchant Marine Rights Exp. 03/05/2015	1,246	3
*	Pharmicell Co. Ltd.	960	3

* CNK International Co. Ltd.	78	—
		92,051
Spain (1.1%)
* Banco Santander SA	1,583,646	10,652
Telefonica SA	572,789	8,589
Banco Bilbao Vizcaya Argentaria SA	886,539	7,573
Iberdrola SA	723,339	4,993
Inditex SA	156,107	4,601
Repsol SA	168,737	2,989
Amadeus IT Holding SA	60,319	2,419
Banco Santander SA ADR	283,725	1,898
Abertis Infraestructuras SA	65,091	1,275
Banco de Sabadell SA	488,246	1,234
* CaixaBank SA	271,773	1,184
Red Electrica Corp. SA	13,801	1,176
* Ferrovial SA	52,445	1,040
Viscofan SA	17,758	1,027
Grifols SA	23,558	988
Gas Natural SDG SA	40,400	948
* Banco Popular Espanol SA	221,187	935
* Banco Santander SA Depositary Receipt	130,239	886
Endesa SA	42,469	848
Enagas SA	25,996	823
* Bankia SA	623,410	815
* ACS Actividades de Construccion y Servicios SA	22,315	776
Grupo Catalana Occidente SA	23,745	679
Construcciones y Auxiliar de Ferrocarriles SA	1,922	646
Bankinter SA	91,446	635
Mapfre SA	147,518	497
Distribuidora Internacional de Alimentacion SA	75,799	491
* Jazztel plc	30,229	428
Bolsas y Mercados Espanoles SA	9,318	383
* Almirall SA	20,351	355
* Mediaset Espana Comunicacion SA	28,774	350
* Acciona SA	4,590	328
Zardoya Otis SA	26,867	306
* Gamesa Corp. Tecnologica SA	29,281	289
* Acerinox SA	18,830	280
* Abengoa SA-B Shares	85,289	252
* Fomento de Construcciones y Contratas SA	18,203	225
* Merlin Properties Socimi SA	13,946	167
Ebro Foods SA	9,631	164
Obrascon Huarte Lain SA	7,021	162
Prosegur Cia de Seguridad SA	26,190	146
* Inmobiliaria Colonial SA	209,700	142
Indra Sistemas SA	13,768	141
Tubacex SA	47,371	139
* Zeltia SA	40,605	138
Tecnicas Reunidas SA	3,518	137
Atresmedia Corp. de Medios de Comunicacion SA	8,075	119
Melia Hotels International SA	9,648	111
* Applus Services SA	8,804	92
* NH Hotel Group SA	17,890	88
* Liberbank SA	117,825	83
Corp Financiera Alba SA	1,675	80
* Cia de Distribucion Integral Logista Holdings SAU	4,237	78
* Faes Farma SA	29,714	60

* Sacyr SA	16,101	60
Ence Energia y Celulosa S.A	19,358	58
* Promotora de Informaciones SA	214,892	57
CIE Automotive SA	3,478	50
Duro Felguera SA	11,357	46
Tubos Reunidos SA	19,407	35
* Deoleo SA	73,583	33
* Abengoa SA	5,630	18
* ACS Actividades de Construccion y Servicios SA Rights Exp. 02/12/2015	3,228	2
* Let's GOWEX SA	3,921	—
		66,219
Sweden (1.1%)
* Nordea Bank AB	462,463	5,871
Hennes & Mauritz AB Class B	138,757	5,708
Telefonaktiebolaget LM Ericsson Class B	430,118	5,215
Swedbank AB Class A	150,007	3,629
Svenska Handelsbanken AB Class A	68,509	3,244
Volvo AB Class B	220,506	2,582
Skandinaviska Enskilda Banken AB Class A	207,546	2,499
Atlas Copco AB Class B	87,627	2,397
Assa Abloy AB Class B	43,574	2,380
Investor AB Class B	63,331	2,305
Atlas Copco AB Class A	69,679	2,063
Svenska Cellulosa AB SCA Class B	84,840	2,045
TeliaSonera AB	311,740	1,921
SKF AB	78,205	1,843
Sandvik AB	152,997	1,606
Electrolux AB Class B	42,609	1,311
Boliden AB	78,331	1,224
* Hexagon AB Class B	36,259	1,148
* Lundin Petroleum AB	79,616	1,033
Skanska AB Class B	46,527	1,031
Investment AB Kinnevik	30,071	899
Swedish Match AB	26,783	872
Alfa Laval AB	44,220	821
Getinge AB	25,066	618
Trelleborg AB Class B	32,029	579
Meda AB Class A	38,181	538
Industrivarden AB Class A	28,133	527
^ Elekta AB Class B	47,745	512
* Swedish Orphan Biovitrum AB	47,890	502
Securitas AB Class B	40,512	494
Tele2 AB	42,998	486
Wallenstam AB	27,091	448
ICA Gruppen AB	10,597	407
Industrivarden AB	21,001	374
Fabege AB	27,387	374
NCC AB Class B	11,503	372
Hexpol AB	3,705	372
Hufvudstaden AB Class A	26,208	343
* SSAB AB Class B	73,539	316
Husqvarna AB	44,554	309
Castellum AB	19,036	299
BillerudKorsnas AB	16,115	245
Modern Times Group MTG AB Class B	7,828	222
Loomis AB Class B	7,407	219
* Fastighets AB Balder	13,992	202

	Axfood AB	3,311	201
	JM AB	5,358	176
	Kungsleden AB	20,775	159
	Avanza Bank Holding AB	4,654	154
*	Betsson AB	3,978	149
	Indutrade AB	3,659	149
	Nibe Industrier AB Class B	5,534	141
	Ratos AB	22,034	138
	AAK AB	2,507	136
^	Axis Communications AB	4,513	121
	Wihlborgs Fastigheter AB	6,019	118
	Holmen AB	3,229	117
*,^ SSAB AB Class A		22,857	111
*	Com Hem Holding AB	13,824	107
	Saab AB Class B	3,901	95
*	AF AB	5,912	91
	L E Lundbergforetagen AB Class B	2,038	89
*	Hemfosa Fastigheter AB	3,849	83
	Klovern AB Preference Shares	2,036	82
	Peab AB	11,184	80
	Intrum Justitia AB	2,901	77
	Nobia AB	8,453	73
	Sanitec Oyj	5,716	65
	Haldex AB	4,667	63
*,^ Qliro Group AB		31,976	62
	Concentric AB	4,656	59
	Mekonomen AB	2,334	55
*	Lindab International AB	6,351	53
	Melker Schorling AB	893	47
	Clas Ohlson AB	2,654	41
*	Klovern AB	40,198	40
*,^ SAS AB		18,626	37
*	Investment AB Oresund	1,836	37
*	Rezidor Hotel Group AB	8,522	32
	Sagax AB Preference Shares	5,206	23
	Nordnet AB	6,516	22
*,^ Eniro AB		27,571	17
			65,705
Switzerland (3.0%)
	Nestle SA	467,793	35,726
	Novartis AG	341,532	33,283
	Roche Holding AG	103,123	27,793
*	UBS Group AG	516,893	8,664
	Zurich Insurance Group AG	21,172	7,020
	ABB Ltd.	336,227	6,464
	Cie Financiere Richemont SA	76,744	6,376
	Credit Suisse Group AG	234,446	4,936
	Swiss Re AG	49,294	4,447
	Syngenta AG	13,261	4,319
	Holcim Ltd.	36,129	2,526
	Givaudan SA	1,293	2,357
	Swatch Group AG (Bearer)	5,651	2,247
	Swisscom AG	3,337	1,956
	Geberit AG	5,177	1,769
	Adecco SA	23,599	1,763
	Actelion Ltd.	13,909	1,536
	SGS SA	759	1,440

	Julius Baer Group Ltd.	31,320	1,274
	Sika AG	303	1,041
	Swiss Life Holding AG	4,434	989
	Sonova Holding AG	7,374	969
	Chocoladefabriken Lindt & Sprungli AG Registered Shares	15	945
	Kuehne & Nagel International AG	6,762	931
	Aryzta AG	12,125	909
	Schindler Holding AG	6,094	903
	Barry Callebaut AG	893	890
	Lonza Group AG	7,249	858
	Baloise Holding AG	6,183	805
	BB Biotech AG	2,670	755
*,^ Transocean Ltd. (XVTX)		47,021	750
	Chocoladefabriken Lindt & Sprungli AG Participation Certificates	133	692
	Partners Group Holding AG	2,543	681
*	Dufry AG	4,621	679
	Swiss Prime Site AG	7,394	641
	Clariant AG	35,903	577
	Galenica AG	675	542
	PSP Swiss Property AG	5,200	537
	Schindler Holding AG (Registered)	3,163	461
	Swatch Group AG (Registered)	6,066	446
*	ams AG	10,465	410
	EMS-Chemie Holding AG	1,050	406
	GAM Holding AG	21,618	382
	Sulzer AG	3,438	364
	Helvetia Holding AG	703	359
	Allreal Holding AG	2,075	326
	Georg Fischer AG	527	316
	Pargesa Holding SA	4,242	306
	Forbo Holding AG	312	302
	OC Oerlikon Corp. AG	24,791	282
	DKSH Holding AG	3,711	282
	Temenos Group AG	9,179	279
	Flughafen Zuerich AG	398	271
	Logitech International SA	18,407	271
	Banque Cantonale Vaudoise	434	253
	Panalpina Welttransport Holding AG	2,018	247
	Mobimo Holding AG	1,069	247
	Bucher Industries AG	989	243
	Straumann Holding AG	1,000	226
	Kaba Holding AG Class B	398	200
	Valiant Holding AG	2,356	192
*	Cembra Money Bank AG	2,618	159
	St. Galler Kantonalbank AG	394	150
	Vontobel Holding AG	4,312	144
	Tecan Group AG	1,403	142
	Leonteq AG	624	138
	EFG International AG	12,367	133
	Kuoni Reisen Holding AG	395	133
	Belimo Holding AG	57	132
	Burckhardt Compression Holding AG	416	129
	Implenia AG	2,085	114
	Gategroup Holding AG	4,013	111
	Rieter Holding AG	709	103
	Autoneum Holding AG	583	98
	Schweiter Technologies AG	125	96

	Cosmo Pharmaceuticals SPA	624	94
	Daetwyler Holding AG	783	93
	Transocean Ltd. (XNYS)	5,627	92
	Valora Holding AG	370	89
	Emmi AG	270	88
*,^ Meyer Burger Technology AG		12,887	80
	Huber & Suhner AG	1,653	74
	Kudelski SA	6,259	72
*	Schmolz & Bickenbach AG	75,992	68
	Swissquote Group Holding SA	2,287	59
	Basler Kantonalbank	852	59
	Vetropack Holding AG	40	58
	Liechtensteinische Landesbank AG	1,240	52
	Zehnder Group AG	1,190	52
	VZ Holding AG	293	51
	Ascom Holding AG	3,260	50
	BKW AG	1,670	50
*	Basilea Pharmaceutica	412	47
	AFG Arbonia-Forster Holding AG	2,493	45
	Alpiq Holding AG	434	31
	VP Bank AG	375	30
	Siegfried Holding AG	154	26
*	Orascom Development Holding AG	1,294	22
			181,225
Taiwan (1.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	372,672	8,463
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,726,000	7,590
	Hon Hai Precision Industry Co. Ltd.	1,839,266	5,047
	MediaTek Inc.	211,086	3,210
	Chunghwa Telecom Co. Ltd. ADR	72,906	2,190
	Delta Electronics Inc.	291,641	1,781
	Advanced Semiconductor Engineering Inc. ADR	257,113	1,700
	Formosa Plastics Corp.	701,873	1,694
	Nan Ya Plastics Corp.	819,423	1,646
	Fubon Financial Holding Co. Ltd.	1,033,880	1,638
	Cathay Financial Holding Co. Ltd.	1,134,549	1,625
	China Steel Corp.	1,737,390	1,472
	Formosa Chemicals & Fibre Corp.	622,283	1,332
	CTBC Financial Holding Co. Ltd.	2,092,852	1,328
	Largan Precision Co. Ltd.	14,020	1,166
	Mega Financial Holding Co. Ltd.	1,417,557	1,082
	Uni-President Enterprises Corp.	662,647	1,056
	Asustek Computer Inc.	100,169	1,047
	AU Optronics Corp. ADR	186,918	1,047
	Quanta Computer Inc.	378,450	922
	Catcher Technology Co. Ltd.	99,310	868
	Hotai Motor Co. Ltd.	58,000	833
	Taiwan Mobile Co. Ltd.	234,800	774
	United Microelectronics Corp.	1,373,180	665
	President Chain Store Corp.	84,372	649
	China Development Financial Holding Corp.	1,918,580	630
	Cheng Shin Rubber Industry Co. Ltd.	261,379	630
	Yuanta Financial Holding Co. Ltd.	1,281,489	615
	Pegatron Corp.	229,954	611
	Siliconware Precision Industries Co. Ltd.	359,030	605
	Innolux Corp.	1,208,885	582
	Taiwan Cement Corp.	423,210	571

First Financial Holding Co. Ltd.	978,237	570
E.Sun Financial Holding Co. Ltd.	907,623	558
Formosa Petrochemical Corp.	257,140	548
Far EasTone Telecommunications Co. Ltd.	222,000	542
Far Eastern New Century Corp.	521,137	525
* HTC Corp.	105,491	523
Hua Nan Financial Holdings Co. Ltd.	935,651	520
* Inotera Memories Inc.	362,000	518
Highwealth Construction Corp.	245,800	498
Pou Chen Corp.	355,524	487
SinoPac Financial Holdings Co. Ltd.	1,154,277	470
Taishin Financial Holding Co. Ltd.	1,085,707	445
Taiwan Cooperative Financial Holding Co. Ltd.	856,091	442
Novatek Microelectronics Corp.	79,025	435
Compal Electronics Inc.	585,323	427
Foxconn Technology Co. Ltd.	147,478	399
* Taiwan Business Bank	1,306,973	379
Hermes Microvision Inc.	7,493	354
Lite-On Technology Corp.	283,109	349
Asia Cement Corp.	282,264	340
Giant Manufacturing Co. Ltd.	37,881	331
Inventec Corp.	445,554	329
Advantech Co. Ltd.	43,518	325
Chailease Holding Co. Ltd.	132,550	313
China Life Insurance Co. Ltd.	372,561	312
Eclat Textile Co. Ltd.	28,193	292
Wistron Corp.	319,604	291
CTCI Corp.	179,000	283
AU Optronics Corp.	520,000	283
Clevo Co.	182,628	276
WPG Holdings Ltd.	218,000	271
Shin Kong Financial Holding Co. Ltd.	940,223	262
Ruentex Industries Ltd.	118,268	256
Hiwin Technologies Corp.	31,033	255
* Ta Chong Bank Ltd.	739,578	248
* Acer Inc.	379,551	246
Teco Electric and Machinery Co. Ltd.	258,000	241
Syncmold Enterprise Corp.	111,000	236
Merida Industry Co. Ltd.	33,400	231
Synnex Technology International Corp.	160,189	230
Chang Hwa Commercial Bank Ltd.	401,661	227
Epistar Corp.	125,044	222
TPK Holding Co. Ltd.	33,958	220
Powertech Technology Inc.	126,000	208
Phison Electronics Corp.	29,000	206
Chicony Electronics Co. Ltd.	72,905	200
Advanced Semiconductor Engineering Inc.	155,000	195
Radiant Opto-Electronics Corp.	61,314	194
Coretronic Corp.	134,250	189
TSRC Corp.	155,925	185
Taiwan Fertilizer Co. Ltd.	106,000	185
Simplo Technology Co. Ltd.	37,400	184
Airtac International Group	21,000	182
Realtek Semiconductor Corp.	58,420	177
Depo Auto Parts Ind Co. Ltd.	45,000	172
Zhen Ding Technology Holding Ltd.	59,700	167
King's Town Bank Co. Ltd.	157,000	166

Vanguard International Semiconductor Corp.	96,000	163
Far Eastern Department Stores Ltd.	190,115	162
Kenda Rubber Industrial Co. Ltd.	79,881	162
Asia Pacific Telecom Co. Ltd.	331,152	159
Tripod Technology Corp.	73,000	158
Yageo Corp.	85,385	153
Gigabyte Technology Co. Ltd.	124,000	152
Nan Kang Rubber Tire Co. Ltd.	144,493	152
Ruentex Development Co. Ltd.	99,860	150
Wan Hai Lines Ltd.	141,000	150
Chipbond Technology Corp.	72,000	147
King Slide Works Co. Ltd.	10,000	144
* Evergreen Marine Corp. Taiwan Ltd.	194,000	138
Chunghwa Telecom Co. Ltd.	45,000	136
* China Petrochemical Development Corp.	361,350	135
Greatek Electronics Inc.	112,000	135
Yulon Motor Co. Ltd.	91,000	133
Feng TAY Enterprise Co. Ltd.	34,748	130
United Microelectronics Corp. ADR	54,000	129
* Nan Ya Printed Circuit Board Corp.	89,000	125
Wei Chuan Foods Corp.	152,000	123
* Walsin Lihwa Corp.	395,000	122
Transcend Information Inc.	38,000	121
Huaku Development Co. Ltd.	65,000	119
Taiwan Secom Co. Ltd.	45,675	119
YFY Inc.	287,000	118
Tainan Spinning Co. Ltd.	218,360	118
* Eva Airways Corp.	149,595	115
Wistron NeWeb Corp.	52,020	112
Everlight Electronics Co. Ltd.	46,000	110
St. Shine Optical Co. Ltd.	7,000	110
Taiwan Glass Industry Corp.	150,354	109
Holtek Semiconductor Inc.	60,000	109
Formosa Taffeta Co. Ltd.	108,000	109
Ta Ya Electric Wire & Cable	528,000	108
MIN AIK Technology Co. Ltd.	23,000	107
Eternal Materials Co. Ltd.	109,180	107
Taichung Commercial Bank Co. Ltd.	318,971	105
Topco Scientific Co. Ltd.	58,256	105
Sino-American Silicon Products Inc.	67,000	105
* eMemory Technology Inc.	10,000	104
Unimicron Technology Corp.	151,000	103
Win Semiconductors Corp.	98,000	103
* China Airlines Ltd.	203,000	103
* Winbond Electronics Corp.	327,000	103
Lung Yen Life Service Corp.	38,000	102
President Securities Corp.	198,000	101
Chin-Poon Industrial Co. Ltd.	59,000	100
* Macronix International	461,432	100
Elite Material Co. Ltd.	74,000	100
FLEXium Interconnect Inc.	41,798	99
Cathay Real Estate Development Co. Ltd.	186,000	99
D-Link Corp.	175,440	98
* CMC Magnetics Corp.	696,000	98
Makalot Industrial Co. Ltd.	17,407	97
Richtek Technology Corp.	19,000	96
Kinsus Interconnect Technology Corp.	30,000	96

Kerry TJ Logistics Co. Ltd.	76,000	96
Far Eastern International Bank	286,163	96
King Yuan Electronics Co. Ltd.	111,000	93
Siliconware Precision Industries Co. Ltd. ADR	10,800	92
Chroma ATE Inc.	37,000	92
Standard Foods Corp.	41,365	89
Merry Electronics Co. Ltd.	26,850	89
Sitronix Technology Corp.	27,000	88
Yungtay Engineering Co. Ltd.	38,000	88
Firich Enterprises Co. Ltd.	25,156	87
China Steel Chemical Corp.	18,000	87
Micro-Star International Co. Ltd.	77,000	86
Great China Metal Industry	86,000	84
* Yang Ming Marine Transport Corp.	156,000	84
Sigurd Microelectronics Corp.	87,000	83
PChome Online Inc.	7,389	83
Test Research Inc.	51,000	82
* Hota Industrial Manufacturing Co. Ltd.	46,000	82
Tung Ho Steel Enterprise Corp.	110,000	82
China Synthetic Rubber Corp.	79,000	80
Taiwan Sogo Shin Kong SEC	65,650	80
Grand Pacific Petrochemical	146,000	80
Senao International Co. Ltd.	49,000	79
Huang Hsiang Construction Corp.	55,000	79
Neo Solar Power Corp.	91,000	78
Wowprime Corp.	8,665	78
* Etron Technology Inc.	127,000	77
Feng Hsin Iron & Steel Co.	63,000	77
Compeq Manufacturing Co. Ltd.	135,000	77
Bank of Kaohsiung Co. Ltd.	267,000	76
Capital Securities Corp.	232,000	76
Pixart Imaging Inc.	27,000	76
Cheng Loong Corp.	185,000	75
Shinkong Synthetic Fibers Corp.	217,000	74
U-Ming Marine Transport Corp.	48,000	74
Taiwan PCB Techvest Co. Ltd.	46,000	74
Everlight Chemical Industrial Corp.	88,200	73
Altek Corp.	61,600	73
Elan Microelectronics Corp.	46,000	72
Kinik Co.	36,000	72
* Medigen Biotechnology Corp.	14,000	72
Oriental Union Chemical Corp.	78,000	71
* Lextar Electronics Corp.	74,000	70
WT Microelectronics Co. Ltd.	48,095	70
* Sanyang Motor Co. Ltd.	80,000	70
Parade Technologies Ltd.	7,000	70
Evergreen International Storage & Transport Corp.	118,000	69
Jih Sun Financial Holdings Co. Ltd.	259,814	68
* Qisda Corp.	152,000	68
Asia Vital Components Co. Ltd.	90,000	68
Casetek Holdings Ltd.	12,000	68
* Primax Electronics Ltd.	51,000	68
Cheng Uei Precision Industry Co. Ltd.	38,000	67
China Motor Corp.	78,000	67
TXC Corp.	55,000	66
Great Wall Enterprise Co. Ltd.	74,100	65
* Kinpo Electronics	138,000	64

USI Corp.	114,000	64
Grape King Bio Ltd.	15,000	62
Lotes Co. Ltd.	14,000	61
Formosan Rubber Group Inc.	59,000	60
Poya International Co. Ltd.	6,997	59
HannStar Display Corp.	235,265	58
Tong Yang Industry Co. Ltd.	49,000	58
* China Man-Made Fiber Corp.	159,000	58
Taiwan Paiho Ltd.	34,000	57
Taiflex Scientific Co. Ltd.	40,000	57
Taiwan Hon Chuan Enterprise Co. Ltd.	31,000	56
International Games System Co. Ltd.	12,000	56
TA Chen Stainless Pipe	84,000	56
* Tatung Co. Ltd.	200,000	56
Formosa International Hotels Corp.	5,500	56
Ton Yi Industrial Corp.	86,000	55
* Voltronic Power Technology Corp.	6,000	54
Ardentec Corp.	63,625	54
China Bills Finance Corp.	150,000	54
* Asia Optical Co. Inc.	40,000	54
Weltrend Semiconductor	52,000	54
* TWi Pharmaceuticals Inc.	7,000	53
Prince Housing & Development Corp.	139,050	53
* Center Laboratories Inc.	19,000	53
Johnson Health Tech Co. Ltd.	21,000	53
Hey Song Corp.	43,500	52
Faraday Technology Corp.	43,000	52
* Microbio Co. Ltd.	61,000	52
* Ichia Technologies Inc.	49,000	52
Lien Hwa Industrial Corp.	79,000	52
AV Tech Corp.	32,000	51
* Adlink Technology Inc.	21,000	51
* Elite Advanced Laser Corp.	16,000	51
Silergy Corp.	7,000	51
* Kuo Toong International Co. Ltd.	32,000	51
Mitac Holdings Corp.	67,000	51
Tong Hsing Electronic Industries Ltd.	14,000	51
Soft-World International Corp.	16,000	51
* Mosel Vitelic Inc.	227,000	51
* PharmaEngine Inc.	6,000	50
TTY Biopharm Co. Ltd.	24,541	50
San Shing Fastech Corp.	20,700	50
Unizyx Holding Corp.	91,000	49
* Goldsun Development & Construction Co. Ltd.	144,000	49
Ginko International Co. Ltd.	5,000	49
Namchow Chemical Industrial Co. Ltd.	27,000	49
Sercomm Corp.	23,000	49
AcBel Polytech Inc.	43,000	49
Cleanaway Co. Ltd.	10,000	49
Career Technology MFG. Co. Ltd.	46,000	49
* Brogent Technologies Inc.	4,000	48
Motech Industries Inc.	36,000	48
YungShin Global Holding Corp.	28,000	48
* Chung Hwa Pulp Corp.	169,000	47
Flytech Technology Co. Ltd.	13,199	47
* Shining Building Business Co. Ltd.	80,600	46
UPC Technology Corp.	123,000	46

CHC Healthcare Group	23,000	46
Taiwan Cogeneration Corp.	58,000	45
Zeng Hsing Industrial Co. Ltd.	9,000	45
Chong Hong Construction Co. Ltd.	22,050	45
A-DATA Technology Co. Ltd.	26,190	45
* E-Ton Solar Tech Co. Ltd.	90,000	45
* Taigen Biopharmaceuticals Holdings Ltd.	38,000	45
Radium Life Tech Co. Ltd.	85,680	44
* FocalTech Systems Co. Ltd.	38,400	44
Federal Corp.	74,000	44
ScinoPharm Taiwan Ltd.	26,000	44
ACES Electronic Co. Ltd.	33,000	43
Chlitina Holding Ltd.	8,400	43
Taiwan Semiconductor Co. Ltd.	41,000	43
Shin Zu Shing Co. Ltd.	19,000	42
AmTRAN Technology Co. Ltd.	74,000	42
Green Seal Holding Ltd.	8,800	42
Elite Semiconductor Memory Technology Inc.	27,000	42
* Posiflex Technology Inc.	9,000	42
Taiwan Mask Corp.	129,000	41
Kindom Construction Corp.	45,000	40
Nan Liu Enterprise Co. Ltd.	9,000	40
Aten International Co. Ltd.	15,000	40
Taiwan Styrene Monomer	93,450	39
* Taiwan Liposome Co. Ltd.	5,000	39
Farglory Land Development Co. Ltd.	33,000	39
IEI Integration Corp.	24,380	38
Jentech Precision Industrial Co. Ltd.	16,000	38
Gourmet Master Co. Ltd.	7,000	38
Toung Loong Textile Manufacturing	14,000	38
* Ho Tung Chemical Corp.	111,300	38
* TYC Brother Industrial Co. Ltd.	53,000	38
Gigasolar Materials Corp.	2,400	37
* E Ink Holdings Inc.	79,000	35
Unity Opto Technology Co. Ltd.	38,000	35
LCY Chemical Corp.	67,000	35
Hung Sheng Construction Ltd.	57,000	35
* Ritek Corp.	296,000	35
Sampo Corp.	86,000	35
Universal Cement Corp.	40,642	35
* G Tech Optoelectronics Corp.	38,000	35
* Walsin Technology Corp.	87,000	34
Taiwan Fire & Marine Insurance Co. Ltd.	47,000	34
CyberTAN Technology Inc.	44,000	33
Mercuries & Associates Holding Ltd.	51,000	33
Taiwan TEA Corp.	59,000	33
Continental Holdings Corp.	91,000	33
GeoVision Inc.	8,800	33
Taiwan Surface Mounting Technology Co. Ltd.	25,000	32
Long Bon International Co. Ltd.	44,000	32
* Lotus Pharmaceutical Co. Ltd.	11,000	32
* Gintech Energy Corp.	46,000	31
Taiwan Sanyo Electric Co. Ltd.	32,000	31
Sonix Technology Co. Ltd.	21,000	30
* Genius Electronic Optical Co. Ltd.	8,714	30
* Topkey Corp.	8,000	30
* Taiwan Life Insurance Co. Ltd.	43,000	29

Masterlink Securities Corp.	90,000	29
Wah Lee Industrial Corp.	17,000	29
* Mercuries Life Insurance Co. Ltd.	53,000	29
* Gold Circuit Electronics Ltd.	41,000	29
Tong-Tai Machine & Tool Co. Ltd.	28,000	28
Taiyen Biotech Co. Ltd.	36,000	28
* Gigastorage Corp.	34,000	27
Advanced International Multitech Co. Ltd.	35,000	27
ITEQ Corp.	33,000	27
Lite-On Semiconductor Corp.	38,000	27
* Rich Development Co. Ltd.	63,000	27
* Li Peng Enterprise Co. Ltd.	72,000	26
Taiwan Acceptance Corp.	11,000	26
Global Mixed Mode Technology Inc.	9,000	26
Vivotek Inc.	8,275	26
Taiwan Land Development Corp.	70,000	25
KEE TAI Properties Co. Ltd.	41,000	25
Rechi Precision Co. Ltd.	25,000	25
Microlife Corp.	11,000	25
HUA ENG Wire & Cable	79,000	25
Ambassador Hotel	28,000	25
Basso Industry Corp.	18,000	25
* Concord Securities Corp.	96,000	25
Test-Rite International Co. Ltd.	37,000	25
* Taiwan FamilyMart Co. Ltd.	4,000	24
China Metal Products	24,000	24
* AGV Products Corp.	96,000	24
BES Engineering Corp.	99,000	24
Chung Hsin Electric & Machinery Manufacturing Corp.	37,000	24
Sinyi Realty Inc.	21,000	23
Hung Poo Real Estate Development Corp.	31,000	23
* Via Technologies Inc.	60,000	21
* O-TA Precision Industry Co. Ltd.	37,000	20
Yulon Nissan Motor Co. Ltd.	2,000	18
* Globalwafers Co. Ltd.	3,133	9
ENG Electric Co. Ltd.	3,000	2
Waterland Financial Holdings Co. Ltd.	4,843	1
		90,517
Thailand (0.3%)
Advanced Info Service PCL (Foreign)	168,300	1,258
Kasikornbank PCL (Foreign)	175,759	1,201
Siam Commercial Bank PCL (Foreign)	139,700	759
* PTT PCL	71,700	758
Airports of Thailand PCL (Foreign)	75,200	742
CP ALL PCL (Foreign)	492,600	624
Siam Cement PCL (Foreign)	39,100	595
PTT PCL (Foreign)	49,400	522
* Siam Commercial Bank PCL (Local)	77,800	426
PTT Exploration & Production PCL (Foreign)	122,381	400
Bangkok Bank PCL (Foreign)	62,898	369
* Bank of Ayudhya PCL (Local)	173,215	360
* Big C Supercenter PCL	46,500	342
* True Corp. PCL (Regular)	816,800	338
TMB Bank PCL	3,532,900	334
Intouch NVDR	135,496	333
Krung Thai Bank PCL (Foreign)	412,575	286
Central Pattana PCL	208,800	283

*	Thai Union Frozen Products PCL (Foreign)	404,880	268
*	Samart Corp. PCL	197,200	244
*	PTT Exploration and Production PCL (Local)	72,800	243
	PTT Global Chemical PCL (Foreign)	139,515	241
*	Thaicom PCL	198,000	235
*	Indorama Ventures PCL	332,500	221
	BEC World PCL (Foreign)	130,800	208
	Pruksa Real Estate PCL	210,700	207
	Bangkok Expressway PCL (Foreign)	171,800	205
	Total Access Communication PCL (Foreign)	71,000	204
*	Bumrungrad Hospital PCL	42,500	202
*	Charoen Pokphand Foods PCL	255,900	197
^	Electricity Generating PCL (Foreign)	37,200	183
	BTS Group Holdings PCL Depositary Receipt	604,800	181
	Thai Oil PCL (Foreign)	112,700	179
^	Bank of Ayudhya PCL	83,713	174
*	Minor International PCL	156,600	173
*	Bangkok Expressway PCL	140,400	168
*	Intouch Holdings PCL	67,800	167
*	PTT Global Chemical PCL (Local)	92,500	160
^	Home Product Center PCL	635,248	158
*	CP ALL PCL (Local)	121,500	154
*	Thoresen Thai Agencies PCL (Foreign)	320,214	150
*	Cal-Comp Electronics Thailand PCL	1,286,168	145
	Charoen Pokphand Foods PCL (Foreign)	188,200	145
*	Land & Houses PCL	508,200	142
*	Delta Electronics Thailand PCL	51,800	117
*	Siam City Cement PCL (Local)	8,904	116
*	Bangkok Dusit Medical Services PCL	201,700	114
*	BTS Rail Mass Transit Growth Infrastructure Fund	361,700	113
	IRPC PCL (Foreign)	1,079,400	105
*	Glow Energy PCL	37,300	103
*,^ Bangkok Dusit Medical Services PCL (Foreign)		176,000	100
*	Jasmine International PCL	387,200	98
*	Banpu PCL (Local)	131,700	98
*,^ True Corp. PCL (Foreign)		232,127	96
	Kiatnakin Bank PCL	74,800	91
	CPN Retail Growth Leasehold Property Fund	170,900	86
*	Robinson Department Store PCL	59,400	81
*	Bangkok Life Assurance PCL	50,940	81
*	Sino-Thai Engineering & Construction PCL	99,100	79
*	Hana Microelectronics PCL	64,600	79
*	Italian-Thai Development PCL	284,200	77
*	Total Access Communication PCL (Local)	25,400	73
*	Hemaraj Land and Development PCL	498,500	67
	LPN Development PCL	102,800	66
*	Bangkok Land PCL	1,219,100	65
*	Ratchaburi Electricity Generating Holding PCL (Local)	35,300	65
*	Berli Jucker PCL	49,600	61
*	Siam Global House PCL	161,800	58
*	Tisco Financial Group PCL	40,100	57
*	SPCG PCL	65,000	56
*	VGI Global Media PCL	142,900	54
*	Precious Shipping PCL	125,400	54
*	Central Plaza Hotel PCL	50,100	52
*	TTW PCL	136,600	51
*	Thanachart Capital PCL	50,100	51

Siam City Cement PCL (Foreign)	3,800	49
* BTS Group Holdings PCL	162,100	49
* Quality Houses PCL	403,700	48
* WHA Corp. PCL	42,000	47
* TPI Polene PCL	605,600	45
* Univentures PCL	143,400	41
* Thai Airways International PCL (Foreign)	104,374	41
* Bangkok Chain Hospital PCL	154,400	40
Minor International PCL (Foreign)	36,100	40
Glow Energy PCL (Foreign)	13,000	36
* Srisawad Power 1979 PCL	33,100	33
* Sri Trang Agro-Industry PCL	78,200	32
Delta Electronics Thai PCL (Foreign)	14,200	32
* Major Cineplex Group PCL	33,800	28
* MBK PCL	61,400	28
Bumrungrad Hospital PCL (Foreign)	5,600	27
* Bangchak Petroleum PCL	24,500	26
* Sansiri PCL (Local)	463,100	26
* Thai Vegetable Oil PCL	36,900	25
Thai Reinsurance PCL	243,500	25
* Supalai PCL	30,600	23
* IRPC PCL	129,200	13
* Thoresen Thai Agencies PCL	13,200	7
* Indorama Ventures PCL Warrants Exp. 08/24/2017	33,250	2
* Indorama Ventures Warrants Exp. 08/24/2018	25,576	2
* Minor International Warrants Exp. 11/03/2017	7,830	1
		18,114
Turkey (0.2%)
Turkiye Halk Bankasi AS	188,246	1,209
Turkiye Garanti Bankasi AS	281,777	1,185
Akbank TAS	219,923	801
* Turkcell Iletisim Hizmetleri AS	105,121	605
BIM Birlesik Magazalar AS	29,842	602
Is Gayrimenkul Yatirim Ortakligi AS	717,077	532
Turkiye Is Bankasi	161,347	468
Ford Otomotiv Sanayi AS	33,674	467
Haci Omer Sabanci Holding AS (Bearer)	100,154	422
KOC Holding AS	75,713	393
Tupras Turkiye Petrol Rafinerileri AS	14,269	309
Eregli Demir ve Celik Fabrikalari TAS	163,379	293
Turkiye Vakiflar Bankasi Tao	120,115	279
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	205,189	268
* Anadolu Efes Biracilik Ve Malt Sanayii AS	27,095	238
Coca-Cola Icecek AS	10,490	211
Yapi ve Kredi Bankasi AS	96,920	200
* Turk Hava Yollari	48,695	186
Turk Telekomunikasyon AS	61,606	184
* Sekerbank TAS	191,632	147
TAV Havalimanlari Holding AS	18,890	141
Aksigorta AS	132,563	136
* Vestel Elektronik Sanayi ve Ticaret AS	55,418	136
Ulker Biskuvi Sanayi AS	16,128	127
Arcelik AS	19,148	122
Enka Insaat ve Sanayi AS	56,983	115
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	125,938	103
Turkiye Sise ve Cam Fabrikalari AS	55,657	87
Tofas Turk Otomobil Fabrikasi AS	11,752	78

* Zorlu Enerji Elektrik Uretim AS	82,067	75
Petkim Petrokimya Holding AS	45,663	71
Turkiye Sinai Kalkinma Bankasi AS	82,153	68
* Pegasus Hava Tasimaciligi AS	4,428	55
Aygaz AS	12,065	51
* Dogan Sirketler Grubu Holding AS	168,390	51
Turk Traktor ve Ziraat Makineleri AS	1,534	51
Yazicilar Holding AS Class A	5,506	46
Dogus Otomotiv Servis ve Ticaret AS	7,386	42
Aselsan Elektronik Sanayi Ve Ticaret AS	6,963	34
Trakya Cam Sanayii AS	17,090	25
Koza Altin Isletmeleri AS	3,153	25
Vakif Gayrimenkul Yatirim Ortakligi AS	18,954	23
Albaraka Turk Katilim Bankasi AS	32,421	23
		10,684
United Arab Emirates (0.1%)
Emaar Properties PJSC	506,416	923
First Gulf Bank PJSC	138,596	639
Abu Dhabi Commercial Bank PJSC	284,093	534
DP World Ltd.	24,518	481
Aldar Properties PJSC	434,222	280
Union National Bank PJSC	160,687	253
* Emaar Malls Group PJSC	333,632	252
* Arabtec Holding PJSC	280,278	221
Dubai Islamic Bank PJSC	119,640	212
Dubai Investments PJSC	238,423	141
Air Arabia PJSC	256,371	116
Dubai Financial Market	204,087	105
* Drake & Scull International PJSC	459,669	95
Al Waha Capital PJSC	106,865	92
* Dana Gas PJSC	547,053	68
* Deyaar Development PJSC	200,535	42
Eshraq Properties Co. PJSC	184,450	38
National Central Cooling Co. PJSC	134,628	38
* Union Properties PJSC	127,128	37
* Islamic Arab Insurance Co.	275,587	36
RAK Properties PJSC	168,932	33
Aramex PJSC	1,000	1
		4,637
United Kingdom (7.1%)
HSBC Holdings plc	2,794,609	25,569
* Royal Dutch Shell plc Class A	576,741	17,577
BP plc	2,668,822	17,145
GlaxoSmithKline plc	712,254	15,683
British American Tobacco plc	273,001	15,402
Vodafone Group plc	3,899,048	13,711
AstraZeneca plc	184,947	13,166
Royal Dutch Shell plc Class B	358,002	11,334
Diageo plc	367,710	10,884
Prudential plc	369,900	8,992
* Lloyds Banking Group plc	7,921,483	8,776
Barclays plc	2,401,455	8,434
SABMiller plc	148,378	8,082
Rio Tinto plc	182,152	8,004
Reckitt Benckiser Group plc	94,002	7,956
Unilever plc	175,002	7,706

National Grid plc	544,454	7,655
BT Group plc	1,185,429	7,437
BHP Billiton plc	308,438	6,699
BG Group plc	496,653	6,624
Imperial Tobacco Group plc	140,199	6,585
Shire plc	85,889	6,269
Glencore plc	1,561,879	5,824
Compass Group plc	277,566	4,786
WPP plc	190,417	4,187
Tesco plc	1,189,301	4,022
Standard Chartered plc	296,636	3,956
Rolls-Royce Holdings plc	273,629	3,656
Reed Elsevier plc	204,266	3,546
SSE plc	143,696	3,477
BAE Systems plc	445,252	3,390
Legal & General Group plc	841,596	3,380
Aviva plc	423,632	3,361
Anglo American plc London Shares	192,500	3,215
ARM Holdings plc	202,616	3,158
Centrica plc	712,791	3,146
Next plc	27,436	2,981
* CRH plc	117,397	2,836
Land Securities Group plc	146,939	2,816
Experian plc	144,169	2,540
Associated British Foods plc	50,823	2,370
Pearson plc	116,154	2,357
Burberry Group plc	87,942	2,285
Smith & Nephew plc	127,550	2,275
Wolseley plc	37,051	2,148
Old Mutual plc	686,006	2,140
Sky plc	149,717	2,088
Standard Life plc	342,217	2,068
InterContinental Hotels Group plc	49,733	1,983
Whitbread plc	25,145	1,887
Kingfisher plc	341,958	1,759
British Land Co. plc	140,892	1,756
Marks & Spencer Group plc	241,084	1,752
ITV plc	524,161	1,735
* Royal Bank of Scotland Group plc	313,976	1,705
Capita plc	96,531	1,621
United Utilities Group plc	96,098	1,483
Aberdeen Asset Management plc	224,735	1,475
Johnson Matthey plc	29,227	1,430
IMI plc	73,347	1,405
Bunzl plc	45,151	1,286
GKN plc	229,702	1,269
London Stock Exchange Group plc	34,386	1,221
Investec plc	142,600	1,198
Ashtead Group plc	71,920	1,170
Carnival plc	25,784	1,154
Friends Life Group Ltd.	186,708	1,116
Randgold Resources Ltd.	12,939	1,111
* International Consolidated Airlines Group SA (London Shares)	133,062	1,084
Severn Trent plc	32,864	1,064
Hammerson plc	102,229	1,058
Smiths Group plc	62,503	1,058
Weir Group plc	41,576	1,048

Sage Group plc	143,704	1,036
Babcock International Group plc	68,059	1,029
Persimmon plc	42,087	1,008
DCC plc	18,588	985
Travis Perkins plc	33,709	973
Direct Line Insurance Group plc	203,027	952
Barratt Developments plc	137,231	945
* RSA Insurance Group plc	137,412	938
Taylor Wimpey plc	451,305	917
Meggitt plc	112,465	909
G4S plc	209,326	897
3i Group plc	129,354	892
St. James's Place plc	68,959	887
WM Morrison Supermarkets plc	325,405	878
Dixons Carphone plc	131,811	861
Kier Group plc	35,942	846
Mondi plc	47,218	842
Intertek Group plc	23,469	808
Man Group plc	300,053	808
easyJet plc	28,767	802
J Sainsbury plc	202,359	775
Provident Financial plc	19,162	759
Aggreko plc	32,189	751
Croda International plc	18,759	749
Pennon Group plc	55,904	747
Cobham plc	151,427	742
Inmarsat plc	58,414	732
Howden Joinery Group plc	112,047	715
Tullow Oil plc	129,933	715
William Hill plc	120,076	680
Tate & Lyle plc	66,411	677
Informa plc	88,002	677
Hikma Pharmaceuticals plc	18,680	662
Amec Foster Wheeler plc	53,864	644
Inchcape plc	61,452	642
Berkeley Group Holdings plc	17,558	640
Schroders plc	14,487	630
Intu Properties plc	114,210	627
Melrose Industries plc	155,667	620
Rexam plc	96,884	619
DS Smith plc	128,591	612
Synergy Health plc	18,456	602
Fresnillo plc	44,446	600
* BTG plc	50,088	595
Admiral Group plc	26,754	582
Derwent London plc	11,860	580
Segro plc	93,306	578
Royal Mail plc	87,397	571
IG Group Holdings plc	48,734	529
Henderson Group plc	146,030	521
Capital & Counties Properties plc	89,608	518
Spectris plc	16,436	516
Booker Group plc	227,697	511
ICAP plc	72,594	510
Halma plc	48,434	507
Catlin Group Ltd.	47,074	494
Hargreaves Lansdown plc	31,330	475

Amlin plc	64,800	475
Spirax-Sarco Engineering plc	10,339	475
Daily Mail & General Trust plc	36,525	473
Antofagasta plc	48,129	469
Bellway plc	16,945	464
Great Portland Estates plc	39,269	463
UBM plc	58,297	463
2 Merlin Entertainments plc	76,166	463
Essentra plc	37,069	462
Hiscox Ltd.	40,922	452
* Coca-Cola HBC AG	27,848	448
Hays plc	192,005	447
John Wood Group plc	51,904	446
SIG plc	158,243	439
Rotork plc	12,514	433
Rightmove plc	12,320	430
Greene King plc	33,392	422
Close Brothers Group plc	18,314	418
Rentokil Initial plc	228,758	416
Shaftesbury plc	35,343	413
* Thomas Cook Group plc	209,365	402
* Cairn Energy plc	139,321	402
Britvic plc	37,092	393
Restaurant Group plc	36,332	392
Bovis Homes Group plc	30,538	381
Berendsen plc	22,769	381
Petrofac Ltd.	35,729	379
* Sports Direct International plc	35,361	377
* AA plc	69,323	372
Intermediate Capital Group plc	50,245	372
Micro Focus International plc	23,415	371
Telecity Group plc	27,772	360
* Ocado Group plc	57,278	353
TalkTalk Telecom Group plc	73,698	352
Phoenix Group Holdings	27,818	350
BBA Aviation plc	66,528	339
WH Smith plc	16,168	327
Drax Group plc	60,241	327
Balfour Beatty plc	97,111	324
Stagecoach Group plc	62,819	323
Michael Page International plc	45,775	320
Victrex plc	10,324	319
Home Retail Group plc	108,063	312
CSR plc	23,992	307
Dunelm Group plc	22,807	302
RPC Group plc	37,022	301
Carillion plc	58,017	298
Bodycote plc	28,475	291
Beazley plc	64,005	277
Playtech plc	26,856	273
N Brown Group plc	41,889	271
Cable & Wireless Communications plc	361,289	271
Grafton Group plc	26,580	268
WS Atkins plc	14,128	266
* Polymetal International plc	29,470	265
* Betfair Group plc	10,703	259
* Alent plc	46,867	257

Jupiter Fund Management plc	44,853	255
Regus plc	83,682	254
* Firstgroup plc	169,076	252
Grainger plc	86,141	250
Cineworld Group plc	39,161	250
Moneysupermarket.com Group plc	63,025	249
* Polyus Gold International Ltd.	84,833	248
Greencore Group plc	52,958	246
* Indivior plc	93,328	245
Elementis plc	58,570	243
Kennedy Wilson Europe Real Estate plc	15,166	237
Ashmore Group plc	55,913	235
* Mitchells & Butlers plc	36,759	235
International Personal Finance plc	35,699	233
* Evraz plc	90,203	231
Vesuvius plc	34,842	230
Jardine Lloyd Thompson Group plc	16,078	228
Lancashire Holdings Ltd.	24,894	228
Paragon Group of Cos. plc	36,418	226
Senior plc	48,514	225
Ladbrokes plc	126,547	220
National Express Group plc	57,387	220
Pace plc	42,726	214
Galliford Try plc	10,822	214
QinetiQ Group plc	76,178	214
Go-Ahead Group plc	5,672	211
Domino's Pizza Group plc	20,321	206
Ultra Electronics Holdings plc	7,724	203
Fidessa Group plc	5,613	202
Bwin.Party Digital Entertainment plc	123,400	198
Renishaw plc	5,568	194
Workspace Group plc	16,270	193
* Just Eat plc	35,966	193
* Genel Energy plc	20,188	189
Halfords Group plc	28,183	188
Interserve plc	22,955	184
Crest Nicholson Holdings plc	29,300	181
Morgan Advanced Materials plc	39,401	180
Serco Group plc	75,512	175
* UDG Healthcare plc	29,502	174
Northgate plc	18,558	173
Electrocomponents plc	55,859	172
Mitie Group plc	40,408	164
Big Yellow Group plc	17,658	162
Spirit Pub Co. plc	93,343	162
Domino Printing Sciences plc	15,644	160
* Ophir Energy plc	78,542	159
Premier Oil plc	73,323	159
Greggs plc	12,822	158
AVEVA Group plc	7,986	158
Genus plc	8,465	156
Tullett Prebon plc	30,745	155
Debenhams plc	136,878	154
Dechra Pharmaceuticals plc	11,624	151
HomeServe plc	29,628	150
* SVG Capital plc	22,876	150
J D Wetherspoon plc	12,487	149

*,2 Spire Healthcare Group plc		30,383	147
	esure Group plc	42,145	146
	Savills plc	13,138	144
*	SSP Group plc	34,254	144
	Londonmetric Property plc	59,355	143
	Synthomer plc	38,937	142
	Laird plc	29,606	142
	Brewin Dolphin Holdings plc	32,202	142
	Countrywide plc	20,425	141
	Diploma plc	12,113	139
	Telecom Plus plc	8,363	137
	Dairy Crest Group plc	18,598	137
	Ted Baker plc	3,760	134
	Hansteen Holdings plc	77,983	132
	Keller Group plc	9,790	131
	UNITE Group plc	17,782	131
*	Lonmin plc	53,018	130
	Bank of Georgia Holdings plc	4,233	129
*	Petra Diamonds Ltd.	55,422	128
	Premier Farnell plc	49,682	126
*	Centamin plc	123,349	125
	Acacia Mining plc	29,009	123
	Hunting plc	20,638	123
	Redrow plc	28,946	123
*	Imagination Technologies Group plc	33,307	123
*,2 TSB Banking Group plc		30,292	122
*	Enterprise Inns plc	77,242	120
*	AO World plc	25,742	119
	Entertainment One Ltd.	28,596	119
	Soco International plc	29,740	117
	Devro plc	27,493	116
*	Dignity plc	4,125	116
	Marston's plc	51,234	113
*	KAZ Minerals plc	37,455	113
	ST Modwen Properties plc	17,840	112
	Pets at Home Group plc	33,750	110
	Oxford Instruments plc	9,640	108
	Cranswick plc	5,410	107
	F&C Commercial Property Trust Ltd.	48,866	103
	De La Rue plc	13,186	103
	Spirent Communications plc	76,600	102
	Al Noor Hospitals Group plc	7,409	101
	Darty plc	98,754	101
*	Card Factory plc	23,159	96
	Fenner plc	33,918	94
	Foxtons Group plc	32,417	93
	Computacenter plc	9,406	91
*	Colt Group SA	44,448	89
	Development Securities plc	24,222	88
	RPS Group plc	31,467	86
*	Mothercare plc	31,304	84
*	Saga plc	30,714	84
2	Zoopla Property Group plc	29,771	80
	Chemring Group plc	23,955	78
	Stobart Group Ltd.	48,087	77
	Xchanging plc	32,346	76
	Poundland Group plc	14,261	76

Vedanta Resources plc	13,228	74
Connect Group plc	34,236	73
Shanks Group plc	48,766	72
Chesnara plc	13,561	72
Kcom Group plc	57,194	71
888 Holdings plc	33,538	71
* Severfield plc	69,430	71
* Premier Foods plc	98,103	64
* SDL plc	9,382	60
* Lamprell plc	34,894	57
ITE Group plc	28,758	57
Speedy Hire plc	50,811	56
Redefine International PLC	63,876	52
* SuperGroup plc	3,600	52
Helical Bar plc	8,261	47
* Salamander Energy plc	44,960	47
NMC Health plc	5,827	44
Partnership Assurance Group plc	22,162	44
* Allied Minds plc	6,562	43
Cape plc	13,478	42
* EnQuest plc	82,313	42
Just Retirement Group plc	19,894	42
Morgan Sindall Group plc	3,985	40
Xaar plc	8,202	38
* Aquarius Platinum Ltd.	153,501	33
Daejan Holdings plc	400	33
* Gem Diamonds Ltd.	14,574	31
^ APR Energy plc	11,811	30
Anglo Pacific Group plc	22,985	29
Infinis Energy plc	9,976	29
* Hochschild Mining plc	20,486	28
* Kenmare Resources plc	504,619	25
Schroder REIT Ltd.	27,570	25
UK Commercial Property Trust Ltd.	18,099	24
Millennium & Copthorne Hotels plc	2,460	21
Ferrexpo plc	23,306	18
* Afren plc	141,140	11
Asia Resource Minerals plc	5,875	1
		438,618
United States (51.5%)
Basic Materials (1.4%)
EI du Pont de Nemours & Co.	132,522	9,437
Dow Chemical Co.	172,146	7,774
Praxair Inc.	42,259	5,096
LyondellBasell Industries NV Class A	61,460	4,861
Air Products & Chemicals Inc.	30,529	4,445
PPG Industries Inc.	19,823	4,418
Ecolab Inc.	39,217	4,070
International Paper Co.	61,599	3,244
CF Industries Holdings Inc.	9,539	2,913
Alcoa Inc.	166,257	2,602
Freeport-McMoRan Inc.	150,871	2,536
Sigma-Aldrich Corp.	17,357	2,387
Mosaic Co.	48,550	2,364
Nucor Corp.	44,885	1,959
Newmont Mining Corp.	70,434	1,771
Celanese Corp. Class A	28,241	1,518

Eastman Chemical Co.	20,852	1,478
International Flavors & Fragrances Inc.	10,909	1,158
CONSOL Energy Inc.	37,905	1,097
Ashland Inc.	9,129	1,082
FMC Corp.	18,378	1,057
* WR Grace & Co.	9,900	858
RPM International Inc.	17,600	842
Airgas Inc.	7,237	815
Albemarle Corp.	16,335	788
Southern Copper Corp.	26,141	713
Royal Gold Inc.	8,200	594
Minerals Technologies Inc.	9,000	588
Allegheny Technologies Inc.	20,043	572
Avery Dennison Corp.	10,530	550
NewMarket Corp.	1,200	540
Sensient Technologies Corp.	8,500	519
Steel Dynamics Inc.	30,400	518
Domtar Corp.	13,500	517
United States Steel Corp.	20,231	494
Reliance Steel & Aluminum Co.	9,200	482
Huntsman Corp.	21,500	472
Axiall Corp.	9,600	425
PolyOne Corp.	11,900	424
Cytec Industries Inc.	8,100	389
Cabot Corp.	7,900	335
KapStone Paper and Packaging Corp.	10,600	317
Compass Minerals International Inc.	3,600	315
HB Fuller Co.	7,600	313
* Clearwater Paper Corp.	4,200	311
Westlake Chemical Corp.	5,300	304
Carpenter Technology Corp.	7,200	273
Worthington Industries Inc.	8,500	254
Olin Corp.	9,200	231
Peabody Energy Corp.	36,872	230
* Polypore International Inc.	4,900	219
* Resolute Forest Products Inc.	12,800	218
Balchem Corp.	4,100	217
Cliffs Natural Resources Inc.	31,973	205
* Chemtura Corp.	9,200	200
* Century Aluminum Co.	7,800	180
US Silica Holdings Inc.	6,800	171
Tronox Ltd. Class A	8,000	169
* Stillwater Mining Co.	12,200	167
Commercial Metals Co.	12,400	166
Kaiser Aluminum Corp.	2,400	166
OM Group Inc.	5,800	162
Innophos Holdings Inc.	2,600	155
* Ferro Corp.	13,400	149
A Schulman Inc.	4,200	146
Hecla Mining Co.	42,212	139
SunCoke Energy Inc.	8,600	130
Globe Specialty Metals Inc.	6,700	103
* Coeur Mining Inc.	15,300	96
* Calgon Carbon Corp.	4,600	91
Rayonier Advanced Materials Inc.	5,200	89
PH Glatfelter Co.	3,600	82
Deltic Timber Corp.	1,300	81

* AK Steel Holding Corp.	20,600	78
* Kraton Performance Polymers Inc.	3,900	75
Innospec Inc.	1,900	75
* Intrepid Potash Inc.	5,300	71
Stepan Co.	1,800	69
Zep Inc.	3,700	59
Haynes International Inc.	1,500	58
* RTI International Metals Inc.	2,600	58
Tredegar Corp.	2,700	58
* Veritiv Corp.	1,032	53
* Cloud Peak Energy Inc.	6,600	45
Wausau Paper Corp.	3,800	39
* Alpha Natural Resources Inc.	33,790	35
Koppers Holdings Inc.	1,900	35
Arch Coal Inc.	26,400	25
* Allied Nevada Gold Corp.	17,000	18
* Molycorp Inc.	22,800	8
		85,610
Consumer Goods (5.2%)
Procter & Gamble Co.	398,958	33,628
Coca-Cola Co.	612,817	25,230
PepsiCo Inc.	220,734	20,700
Philip Morris International Inc.	229,429	18,409
Altria Group Inc.	289,704	15,383
Colgate-Palmolive Co.	139,389	9,412
Mondelez International Inc. Class A	245,532	8,653
Monsanto Co.	70,098	8,270
Ford Motor Co.	555,820	8,176
NIKE Inc. Class B	82,525	7,613
Kimberly-Clark Corp.	57,724	6,232
General Motors Co.	190,062	6,200
Kraft Foods Group Inc.	85,073	5,559
General Mills Inc.	87,076	4,570
Johnson Controls Inc.	97,225	4,518
Archer-Daniels-Midland Co.	94,172	4,391
VF Corp.	53,667	3,723
Lorillard Inc.	51,842	3,401
* Electronic Arts Inc.	58,280	3,197
Reynolds American Inc.	44,157	3,000
Delphi Automotive plc	42,679	2,933
Mead Johnson Nutrition Co.	29,092	2,865
Keurig Green Mountain Inc.	22,340	2,738
* Tesla Motors Inc.	12,807	2,608
* Constellation Brands Inc. Class A	22,747	2,512
BorgWarner Inc.	44,786	2,419
Stanley Black & Decker Inc.	25,742	2,411
* Monster Beverage Corp.	19,900	2,327
Hershey Co.	22,564	2,306
Kellogg Co.	34,712	2,276
Hanesbrands Inc.	20,300	2,261
Estee Lauder Cos. Inc. Class A	31,000	2,188
Whirlpool Corp.	10,759	2,142
ConAgra Foods Inc.	58,956	2,089
Dr Pepper Snapple Group Inc.	26,873	2,076
Autoliv Inc.	19,401	2,058
* Michael Kors Holdings Ltd.	28,600	2,025
Activision Blizzard Inc.	95,577	1,997

Genuine Parts Co.	21,034	1,955
Clorox Co.	18,104	1,932
Harley-Davidson Inc.	30,308	1,870
Bunge Ltd.	20,556	1,840
* Under Armour Inc. Class A	24,400	1,759
Tyson Foods Inc. Class A	43,498	1,698
Coach Inc.	44,910	1,670
* TRW Automotive Holdings Corp.	15,893	1,640
Brown-Forman Corp. Class B	18,164	1,614
* LKQ Corp.	62,100	1,603
Leucadia National Corp.	68,330	1,549
Leggett & Platt Inc.	35,557	1,516
Molson Coors Brewing Co. Class B	19,254	1,462
Coca-Cola Enterprises Inc.	33,740	1,420
Church & Dwight Co. Inc.	17,304	1,400
JM Smucker Co.	13,481	1,391
* Mohawk Industries Inc.	8,425	1,390
Newell Rubbermaid Inc.	37,602	1,386
Ralph Lauren Corp. Class A	7,759	1,295
Mattel Inc.	47,904	1,289
Harman International Industries Inc.	9,512	1,233
* Jarden Corp.	25,575	1,228
PVH Corp.	10,888	1,201
Polaris Industries Inc.	8,300	1,200
* Tempur Sealy International Inc.	20,742	1,141
DR Horton Inc.	45,991	1,128
McCormick & Co. Inc.	15,742	1,124
Campbell Soup Co.	24,563	1,124
Flowers Foods Inc.	56,334	1,102
Lear Corp.	10,871	1,091
Lennar Corp. Class A	23,243	1,044
Energizer Holdings Inc.	8,060	1,032
* lululemon athletica Inc.	14,700	974
Hormel Foods Corp.	18,875	967
Scotts Miracle-Gro Co. Class A	15,221	965
Snap-on Inc.	7,200	956
Goodyear Tire & Rubber Co.	39,109	948
Hasbro Inc.	15,829	869
Snyder's-Lance Inc.	28,733	836
PulteGroup Inc.	39,296	809
* WhiteWave Foods Co. Class A	23,522	776
* WABCO Holdings Inc.	7,900	752
* Hain Celestial Group Inc.	13,800	728
* Toll Brothers Inc.	20,172	698
Gentex Corp.	41,778	697
* Middleby Corp.	6,900	656
Brunswick Corp.	11,500	624
Ingredion Inc.	7,700	621
* NVR Inc.	491	616
* Fossil Group Inc.	6,100	597
* Visteon Corp.	5,700	553
* Kate Spade & Co.	17,200	542
* Standard Pacific Corp.	75,395	529
* TreeHouse Foods Inc.	5,393	489
Dana Holding Corp.	22,900	478
Avon Products Inc.	61,425	475
Pinnacle Foods Inc.	13,168	474

Carter's Inc.	5,600	456
WD-40 Co.	5,200	427
Tupperware Brands Corp.	6,100	412
Herbalife Ltd.	13,400	408
* Tenneco Inc.	7,900	406
Cooper Tire & Rubber Co.	11,400	397
Vector Group Ltd.	17,115	383
Wolverine World Wide Inc.	13,000	366
* Darling Ingredients Inc.	19,900	338
Nu Skin Enterprises Inc. Class A	7,800	320
* Steven Madden Ltd.	9,250	318
* Iconix Brand Group Inc.	9,500	316
* Skechers U.S.A. Inc. Class A	5,200	314
* Deckers Outdoor Corp.	4,600	304
Thor Industries Inc.	5,300	299
* Take-Two Interactive Software Inc.	10,000	297
* Post Holdings Inc.	6,123	289
* Boston Beer Co. Inc. Class A	900	283
HNI Corp.	5,400	266
Fresh Del Monte Produce Inc.	7,695	259
* Helen of Troy Ltd.	3,400	256
Pool Corp.	4,100	255
Spectrum Brands Holdings Inc.	2,800	251
* Zynga Inc. Class A	93,951	241
Ryland Group Inc.	5,900	237
* G-III Apparel Group Ltd.	2,400	233
Pilgrim's Pride Corp.	8,500	231
Lancaster Colony Corp.	2,500	225
* GoPro Inc. Class A	4,300	214
Dean Foods Co.	11,450	207
* Select Comfort Corp.	6,800	203
B&G Foods Inc.	6,800	203
Steelcase Inc. Class A	11,600	196
Sanderson Farms Inc.	2,400	192
Herman Miller Inc.	6,400	186
La-Z-Boy Inc.	6,900	184
Caesarstone Sdot-Yam Ltd.	2,900	180
J&J Snack Foods Corp.	1,800	177
* American Axle & Manufacturing Holdings Inc.	7,200	175
Andersons Inc.	3,750	169
* Meritage Homes Corp.	4,600	167
KB Home	13,000	162
* Seaboard Corp.	42	161
* Dorman Products Inc.	3,500	160
* Tumi Holdings Inc.	6,700	152
* TiVo Inc.	14,181	148
* Gentherm Inc.	4,000	147
Universal Corp.	3,600	145
MDC Holdings Inc.	5,300	132
Interface Inc. Class A	8,400	132
* Drew Industries Inc.	2,600	131
Coty Inc. Class A	6,600	126
* Adecoagro SA	14,300	111
Columbia Sportswear Co.	2,600	110
Cal-Maine Foods Inc.	3,000	105
* ACCO Brands Corp.	11,942	95
Cosan Ltd.	13,600	94

Schweitzer-Mauduit International Inc.	2,400	93
* Crocs Inc.	8,500	90
Oxford Industries Inc.	1,400	78
* Blount International Inc.	5,000	77
* Diamond Foods Inc.	2,900	71
Winnebago Industries Inc.	3,500	70
* USANA Health Sciences Inc.	700	69
* Modine Manufacturing Co.	5,400	66
Knoll Inc.	3,000	61
Tootsie Roll Industries Inc.	1,900	59
Briggs & Stratton Corp.	3,100	57
Callaway Golf Co.	6,900	56
* Federal-Mogul Holdings Corp.	4,100	55
Ethan Allen Interiors Inc.	2,000	54
* Elizabeth Arden Inc.	2,500	37
* Vera Bradley Inc.	1,800	34
Titan International Inc.	3,700	33
* SodaStream International Ltd.	1,700	31
Superior Industries International Inc.	1,400	26
National Presto Industries Inc.	400	25
* National Beverage Corp.	1,000	22
* Quiksilver Inc.	10,600	20
		319,987
Consumer Services (7.0%)
Walt Disney Co.	247,847	22,544
Home Depot Inc.	195,075	20,370
Wal-Mart Stores Inc.	237,858	20,213
* Amazon.com Inc.	54,538	19,335
CVS Health Corp.	166,997	16,392
Comcast Corp. Class A	255,280	13,567
McDonald's Corp.	142,314	13,156
Lowe's Cos. Inc.	143,435	9,719
* Walgreens Boots Alliance Inc.	130,452	9,621
Time Warner Inc.	123,175	9,599
Starbucks Corp.	105,282	9,215
Costco Wholesale Corp.	64,022	9,155
* eBay Inc.	163,660	8,674
* Priceline Group Inc.	7,573	7,645
McKesson Corp.	33,530	7,130
* DIRECTV	80,463	6,862
Target Corp.	91,497	6,735
TJX Cos. Inc.	101,082	6,665
Comcast Corp.	119,688	6,331
Twenty-First Century Fox Inc. Class A	187,292	6,211
Time Warner Cable Inc.	40,422	5,503
Yum! Brands Inc.	63,038	4,556
Kroger Co.	65,546	4,526
* Liberty Global plc	94,198	4,294
CBS Corp. Class B	72,716	3,986
Cardinal Health Inc.	47,365	3,940
Viacom Inc. Class B	60,304	3,885
* Netflix Inc.	8,307	3,670
Macy's Inc.	56,338	3,599
* AutoZone Inc.	5,709	3,408
Sysco Corp.	83,429	3,268
Las Vegas Sands Corp.	58,557	3,184
* Chipotle Mexican Grill Inc. Class A	4,419	3,137

AmerisourceBergen Corp. Class A	32,112	3,052
L Brands Inc.	35,154	2,975
Twenty-First Century Fox Inc.	88,863	2,830
Ross Stores Inc.	30,110	2,761
* Dollar General Corp.	39,981	2,681
* O'Reilly Automotive Inc.	14,301	2,679
Carnival Corp.	59,940	2,635
* CarMax Inc.	40,930	2,542
Omnicom Group Inc.	34,646	2,522
Whole Foods Market Inc.	48,028	2,502
Kohl's Corp.	38,704	2,311
Marriott International Inc. Class A	30,638	2,283
Wynn Resorts Ltd.	15,329	2,268
* DISH Network Corp. Class A	30,610	2,153
Delta Air Lines Inc.	44,365	2,099
Nordstrom Inc.	27,185	2,071
Nielsen NV	47,220	2,057
* Bed Bath & Beyond Inc.	27,400	2,049
* Dollar Tree Inc.	27,668	1,967
Starwood Hotels & Resorts Worldwide Inc.	26,040	1,874
Southwest Airlines Co.	41,155	1,859
* Liberty Interactive Corp. Class A	63,466	1,736
Tiffany & Co.	20,041	1,736
Royal Caribbean Cruises Ltd.	22,107	1,670
Staples Inc.	96,601	1,647
Advance Auto Parts Inc.	10,300	1,638
* Charter Communications Inc. Class A	10,514	1,589
* Liberty Global plc Class A	33,821	1,580
Best Buy Co. Inc.	44,072	1,551
Darden Restaurants Inc.	24,973	1,533
Expedia Inc.	17,768	1,527
* Hilton Worldwide Holdings Inc.	57,956	1,505
Gap Inc.	35,609	1,467
Wyndham Worldwide Corp.	16,498	1,382
* Sirius XM Holdings Inc.	387,140	1,374
Signet Jewelers Ltd.	11,300	1,369
* Discovery Communications Inc.	47,847	1,334
* Hertz Global Holdings Inc.	65,005	1,334
* United Continental Holdings Inc.	18,900	1,311
Service Corp. International	57,700	1,306
Graham Holdings Co. Class B	1,349	1,262
Tractor Supply Co.	15,000	1,218
H&R Block Inc.	35,475	1,216
American Airlines Group Inc.	24,066	1,181
* Ulta Salon Cosmetics & Fragrance Inc.	8,700	1,148
Interpublic Group of Cos. Inc.	56,307	1,123
PetSmart Inc.	13,478	1,101
* IHS Inc. Class A	9,511	1,095
Foot Locker Inc.	19,633	1,045
Family Dollar Stores Inc.	13,143	1,000
* MGM Resorts International	51,002	994
* TripAdvisor Inc.	14,168	949
Omnicare Inc.	12,608	945
Gannett Co. Inc.	30,177	936
* Avis Budget Group Inc.	14,100	808
* Liberty Media Corp.	22,974	784
Williams-Sonoma Inc.	9,900	775

Alaska Air Group Inc.	11,400	774
* Rite Aid Corp.	104,700	731
Scripps Networks Interactive Inc. Class A	10,265	730
New York Times Co. Class A	57,600	725
* News Corp. Class A	47,970	714
Jack in the Box Inc.	8,300	704
* Madison Square Garden Co. Class A	8,800	667
Domino's Pizza Inc.	6,700	664
FactSet Research Systems Inc.	4,600	661
* Sprouts Farmers Market Inc.	17,594	641
KAR Auction Services Inc.	18,204	621
* Sally Beauty Holdings Inc.	19,500	606
* Norwegian Cruise Line Holdings Ltd.	13,761	602
Abercrombie & Fitch Co.	23,540	601
* Liberty Media Corp. Class A	17,287	589
* AutoNation Inc.	9,766	582
* Apollo Education Group Inc.	22,975	580
International Game Technology	34,205	579
^ GameStop Corp. Class A	16,116	568
* Office Depot Inc.	74,667	567
Six Flags Entertainment Corp.	12,900	554
Aramark	17,600	551
* Panera Bread Co. Class A	3,200	550
GNC Holdings Inc. Class A	12,400	550
* Live Nation Entertainment Inc.	22,600	537
* AMC Networks Inc. Class A	7,934	529
Dick's Sporting Goods Inc.	10,100	522
Dun & Bradstreet Corp.	4,530	521
Cinemark Holdings Inc.	13,900	517
Dunkin' Brands Group Inc.	10,818	512
* Starz	16,987	501
* Copart Inc.	13,600	498
* Groupon Inc. Class A	68,800	493
* VCA Inc.	9,400	490
* Urban Outfitters Inc.	13,917	485
Cablevision Systems Corp. Class A	24,840	470
MercadoLibre Inc.	3,700	459
Casey's General Stores Inc.	5,000	457
Brinker International Inc.	7,700	450
* Burlington Stores Inc.	8,805	439
* Hyatt Hotels Corp. Class A	7,700	433
* Buffalo Wild Wings Inc.	2,400	428
* United Natural Foods Inc.	5,500	425
* Yelp Inc. Class A	8,100	425
Vail Resorts Inc.	4,800	421
CST Brands Inc.	9,723	419
Cracker Barrel Old Country Store Inc.	3,100	417
* Discovery Communications Inc. Class A	13,741	398
* Pandora Media Inc.	23,800	395
* JC Penney Co. Inc.	52,634	383
Time Inc.	14,602	366
Dillard's Inc. Class A	3,200	364
HSN Inc.	4,600	356
Lions Gate Entertainment Corp.	12,300	353
American Eagle Outfitters Inc.	24,943	350
Wendy's Co.	33,128	349
* Bloomin' Brands Inc.	14,035	347

DSW Inc. Class A	9,620	342
DeVry Education Group Inc.	7,936	337
Cato Corp. Class A	7,800	331
Big Lots Inc.	7,200	331
* AMERCO	1,146	328
* Cabela's Inc.	5,900	324
* Restoration Hardware Holdings Inc.	3,700	324
* Murphy USA Inc.	4,630	323
Choice Hotels International Inc.	5,600	322
Bob Evans Farms Inc.	5,500	310
Sotheby's	7,000	298
John Wiley & Sons Inc. Class A	4,700	291
Penske Automotive Group Inc.	5,900	285
Aaron's Inc.	8,800	279
* SUPERVALU Inc.	28,197	275
Weis Markets Inc.	5,900	270
Rollins Inc.	8,100	268
* Grand Canyon Education Inc.	5,900	259
* GrubHub Inc.	7,500	258
* News Corp. Class B	17,840	258
Cheesecake Factory Inc.	4,900	257
Men's Wearhouse Inc.	5,500	256
* Lumber Liquidators Holdings Inc.	4,000	253
* Life Time Fitness Inc.	4,600	251
Hillenbrand Inc.	7,900	248
Papa John's International Inc.	3,900	247
Lithia Motors Inc. Class A	2,900	246
* Asbury Automotive Group Inc.	3,300	245
Dolby Laboratories Inc. Class A	6,300	244
Chico's FAS Inc.	14,200	237
Sinclair Broadcast Group Inc. Class A	9,500	235
* Genesco Inc.	3,200	229
Rent-A-Center Inc.	6,600	226
Group 1 Automotive Inc.	2,800	225
* Shutterfly Inc.	5,100	224
Meredith Corp.	4,200	219
Copa Holdings SA Class A	2,000	215
PriceSmart Inc.	2,500	204
* SolarCity Corp.	4,200	204
* Ascena Retail Group Inc.	17,600	203
* Constant Contact Inc.	5,200	197
* HomeAway Inc.	7,700	196
Nexstar Broadcasting Group Inc. Class A	3,900	195
* Five Below Inc.	5,800	193
* DreamWorks Animation SKG Inc. Class A	10,300	192
DineEquity Inc.	1,800	192
* ANN Inc.	5,700	189
Pier 1 Imports Inc.	11,200	188
* JetBlue Airways Corp.	11,200	188
Morningstar Inc.	2,800	186
Texas Roadhouse Inc. Class A	5,500	185
* Sears Holdings Corp.	5,794	184
* Fiesta Restaurant Group Inc.	3,100	183
Monro Muffler Brake Inc.	3,200	183
Interval Leisure Group Inc.	7,900	182
Chemed Corp.	1,800	182
* FTD Cos. Inc.	5,200	178

*	Bright Horizons Family Solutions Inc.	3,545	172
*	Fresh Market Inc.	4,500	171
	Regal Entertainment Group Class A	8,100	171
*	comScore Inc.	4,100	170
	Matthews International Corp. Class A	3,619	168
*	Acxiom Corp.	8,900	162
	Guess? Inc.	8,600	162
*	Biglari Holdings Inc.	380	157
	Brown Shoe Co. Inc.	5,500	156
*	Hibbett Sports Inc.	3,300	155
*	Orbitz Worldwide Inc.	16,300	150
*	Pinnacle Entertainment Inc.	7,100	150
*	Regis Corp.	9,500	150
	Sonic Corp.	4,900	148
	Finish Line Inc. Class A	6,200	146
	Extended Stay America Inc.	7,375	146
*	Belmond Ltd. Class A	12,500	137
*	BJ's Restaurants Inc.	3,100	137
	Arcos Dorados Holdings Inc. Class A	24,600	137
*	Express Inc.	10,400	136
*	WebMD Health Corp.	3,500	136
*	Vitamin Shoppe Inc.	3,200	135
	Marriott Vacations Worldwide Corp.	1,763	135
*	Spirit Airlines Inc.	1,800	133
	SeaWorld Entertainment Inc.	7,500	131
*	Media General Inc.	9,100	130
*	La Quinta Holdings Inc.	6,200	126
*	Rush Enterprises Inc. Class A	4,400	123
*,^ Caesars Entertainment Corp.		11,200	122
*	ServiceMaster Global Holdings Inc.	4,300	122
*	Beacon Roofing Supply Inc.	5,100	121
*	Zumiez Inc.	3,200	119
	SpartanNash Co.	4,600	118
	Sonic Automotive Inc. Class A	4,700	116
*	Barnes & Noble Inc.	4,800	113
	National CineMedia Inc.	7,800	112
	Scholastic Corp.	3,000	110
	New Media Investment Group Inc.	4,598	108
*	Bankrate Inc.	8,600	107
	Churchill Downs Inc.	1,100	104
*	Krispy Kreme Doughnuts Inc.	5,300	103
*	Scientific Games Corp. Class A	8,700	103
*	Red Robin Gourmet Burgers Inc.	1,300	101
*	Boyd Gaming Corp.	7,500	98
	Buckle Inc.	1,900	97
	Sabre Corp.	4,700	96
	Children's Place Inc.	1,600	96
	Allegiant Travel Co. Class A	500	91
*	Penn National Gaming Inc.	5,200	78
*	RetailMeNot Inc.	4,700	73
*	Francesca's Holdings Corp.	4,600	73
*	Ruby Tuesday Inc.	11,600	70
*	Cumulus Media Inc. Class A	19,700	69
	Capella Education Co.	1,000	68
*	Strayer Education Inc.	900	60
*	Ascent Capital Group Inc. Class A	1,300	55
	Stage Stores Inc.	2,700	54

* Weight Watchers International Inc.	3,111	52
* Steiner Leisure Ltd.	1,120	49
Stein Mart Inc.	3,500	48
International Speedway Corp. Class A	1,600	47
* Lands' End Inc.	1,291	45
* American Public Education Inc.	1,300	44
Fred's Inc. Class A	2,600	43
* Conn's Inc.	2,700	43
* K12 Inc.	2,600	37
* Clean Energy Fuels Corp.	8,600	36
* Pep Boys-Manny Moe & Jack	3,900	33
* Liquidity Services Inc.	3,900	30
CTC Media Inc.	8,000	30
Harte-Hanks Inc.	3,700	27
Speedway Motorsports Inc.	1,200	27
* Central European Media Enterprises Ltd. Class A	8,100	21
* ITT Educational Services Inc.	2,300	17
		427,444
Financials (9.6%)
Wells Fargo & Co.	764,386	39,687
JPMorgan Chase & Co.	551,583	29,995
* Berkshire Hathaway Inc. Class B	163,429	23,519
Bank of America Corp.	1,548,576	23,461
Citigroup Inc.	445,677	20,925
Visa Inc. Class A	72,227	18,411
* Berkshire Hathaway Inc. Class A	72	15,542
MasterCard Inc. Class A	146,650	12,030
American Express Co.	136,643	11,026
US Bancorp	261,703	10,968
Goldman Sachs Group Inc.	59,602	10,276
American International Group Inc.	204,597	9,999
Simon Property Group Inc.	44,875	8,915
Morgan Stanley	220,116	7,442
PNC Financial Services Group Inc.	75,964	6,422
MetLife Inc.	131,955	6,136
BlackRock Inc.	17,968	6,118
Bank of New York Mellon Corp.	164,424	5,919
American Tower Corporation	57,240	5,549
Capital One Financial Corp.	72,741	5,325
Prudential Financial Inc.	66,803	5,069
ACE Ltd.	46,951	5,069
Travelers Cos. Inc.	47,869	4,922
State Street Corp.	60,331	4,314
Charles Schwab Corp.	159,986	4,156
Crown Castle International Corp.	47,988	4,151
Marsh & McLennan Cos. Inc.	76,625	4,120
Allstate Corp.	58,075	4,053
Public Storage	19,983	4,013
CME Group Inc.	46,309	3,950
Equity Residential	50,397	3,911
Health Care REIT Inc.	46,020	3,771
Ventas Inc.	46,661	3,724
Aon plc	41,057	3,697
Aflac Inc.	64,259	3,668
BB&T Corp.	103,569	3,655
Discover Financial Services	64,757	3,522
McGraw Hill Financial Inc.	38,827	3,473

Intercontinental Exchange Inc.	16,299	3,353
Chubb Corp.	33,025	3,233
Ameriprise Financial Inc.	25,788	3,222
AvalonBay Communities Inc.	17,965	3,108
Prologis Inc.	68,553	3,095
HCP Inc.	64,527	3,052
Franklin Resources Inc.	57,996	2,989
Hartford Financial Services Group Inc.	75,974	2,955
Boston Properties Inc.	20,601	2,859
SunTrust Banks Inc.	73,526	2,825
Moody's Corp.	29,503	2,695
T. Rowe Price Group Inc.	34,108	2,685
Weyerhaeuser Co.	73,725	2,643
Principal Financial Group Inc.	54,125	2,540
Vornado Realty Trust	22,149	2,446
Lincoln National Corp.	48,756	2,437
Host Hotels & Resorts Inc.	101,852	2,331
Loews Corp.	57,887	2,215
Northern Trust Corp.	33,621	2,198
Invesco Ltd.	59,748	2,195
Fifth Third Bancorp	121,214	2,097
FNF Group	59,702	2,096
General Growth Properties Inc.	66,443	2,005
KeyCorp	151,977	1,974
Macerich Co.	22,746	1,956
* Progressive Corp.	74,317	1,929
M&T Bank Corp.	16,600	1,878
Western Union Co.	109,266	1,858
Essex Property Trust Inc.	8,018	1,812
Regions Financial Corp.	195,666	1,702
* Equinix Inc.	7,778	1,687
Kilroy Realty Corp.	22,206	1,647
Comerica Inc.	39,374	1,634
Realty Income Corp.	29,475	1,601
SL Green Realty Corp.	12,559	1,582
Extra Space Storage Inc.	23,700	1,564
* Affiliated Managers Group Inc.	7,583	1,558
New York Community Bancorp Inc.	100,778	1,557
Navient Corp.	77,927	1,538
Legg Mason Inc.	26,937	1,493
Annaly Capital Management Inc.	132,995	1,404
Equifax Inc.	16,597	1,402
Kimco Realty Corp.	50,126	1,386
* Ally Financial Inc.	69,343	1,297
Digital Realty Trust Inc.	17,411	1,270
* CBRE Group Inc. Class A	39,098	1,264
Eaton Vance Corp.	31,300	1,260
Apartment Investment & Management Co.	31,557	1,258
American Realty Capital Properties Inc.	133,278	1,235
XL Group plc Class A	34,851	1,202
* Markel Corp.	1,745	1,192
Sun Communities Inc.	17,500	1,185
Federal Realty Investment Trust	8,050	1,157
Hudson City Bancorp Inc.	128,391	1,152
Post Properties Inc.	18,800	1,142
Brown & Brown Inc.	36,878	1,138
CIT Group Inc.	25,300	1,109

Unum Group	35,303	1,097
Voya Financial Inc.	27,981	1,092
Acadia Realty Trust	29,600	1,071
UDR Inc.	32,187	1,071
Willis Group Holdings plc	24,161	1,046
Medical Properties Trust Inc.	67,724	1,041
Huntington Bancshares Inc.	102,481	1,027
Corporate Office Properties Trust	34,000	1,020
Plum Creek Timber Co. Inc.	22,683	1,010
American Capital Agency Corp.	46,194	996
* Iron Mountain Inc.	24,681	983
ProAssurance Corp.	21,896	972
Everest Re Group Ltd.	5,646	968
* Alleghany Corp.	2,147	949
TD Ameritrade Holding Corp.	29,131	944
LTC Properties Inc.	20,000	938
* Realogy Holdings Corp.	20,090	934
Washington REIT	32,500	933
EastGroup Properties Inc.	14,400	931
TCF Financial Corp.	62,818	923
* Arch Capital Group Ltd.	15,910	922
Arthur J Gallagher & Co.	20,742	922
CBL & Associates Properties Inc.	44,400	916
* E*TRADE Financial Corp.	39,400	908
Ramco-Gershenson Properties Trust	46,300	906
Valley National Bancorp	98,184	892
Alexandria Real Estate Equities Inc.	9,071	885
American Equity Investment Life Holding Co.	34,200	872
First Republic Bank	16,997	866
* Signature Bank	7,200	843
Duke Realty Corp.	37,952	829
Jones Lang LaSalle Inc.	5,500	809
NASDAQ OMX Group Inc.	17,600	803
Torchmark Corp.	16,025	802
Cincinnati Financial Corp.	15,871	802
Universal Health Realty Income Trust	14,900	801
Camden Property Trust	10,348	797
MSCI Inc. Class A	14,800	797
* SVB Financial Group	6,960	786
NorthStar Realty Finance Corp.	40,891	773
Saul Centers Inc.	13,500	771
* Navigators Group Inc.	10,300	764
WP Carey Inc.	10,643	764
Investors Real Estate Trust	92,300	761
Safety Insurance Group Inc.	12,274	760
* MGIC Investment Corp.	88,700	756
Liberty Property Trust	18,298	737
Mid-America Apartment Communities Inc.	9,244	733
Tompkins Financial Corp.	14,300	733
CBOE Holdings Inc.	11,300	729
BOK Financial Corp.	13,400	725
Brookline Bancorp Inc.	74,518	715
Protective Life Corp.	10,200	714
SLM Corp.	77,927	710
* Howard Hughes Corp.	5,400	705
Regency Centers Corp.	10,186	698
Reinsurance Group of America Inc. Class A	8,400	696

Raymond James Financial Inc.	13,100	689
DDR Corp.	34,900	684
Inland Real Estate Corp.	59,875	681
* Liberty Ventures Class A	18,053	674
Mack-Cali Realty Corp.	34,400	671
BGC Partners Inc. Class A	85,459	669
SEI Investments Co.	16,517	664
Westamerica Bancorporation	16,300	663
Omega Healthcare Investors Inc.	14,900	654
East West Bancorp Inc.	18,000	651
Taubman Centers Inc.	7,813	640
National Retail Properties Inc.	14,705	630
Axis Capital Holdings Ltd.	12,362	629
Invesco Mortgage Capital Inc.	41,000	629
Lazard Ltd. Class A	13,600	623
Zions Bancorporation	25,996	623
PartnerRe Ltd.	5,424	621
Starwood Property Trust Inc.	25,705	615
Brixmor Property Group Inc.	22,003	596
Healthcare Trust of America Inc. Class A	20,150	594
* WP GLIMCHER Inc.	33,371	590
WR Berkley Corp.	11,676	572
Geo Group Inc.	13,132	572
Capstead Mortgage Corp.	47,000	565
Hospitality Properties Trust	17,168	560
PacWest Bancorp	13,079	559
Senior Housing Properties Trust	23,959	558
American Campus Communities Inc.	12,600	554
City National Corp.	6,357	551
RLJ Lodging Trust	16,100	549
NorthStar Asset Management Group Inc.	25,848	547
* Synchrony Financial	17,047	526
Corrections Corp. of America	13,307	523
Montpelier Re Holdings Ltd.	14,700	516
BioMed Realty Trust Inc.	21,097	516
Equity LifeStyle Properties Inc.	9,400	514
Investors Bancorp Inc.	46,631	513
Rayonier Inc.	17,400	511
HCC Insurance Holdings Inc.	9,500	507
* Outfront Media Inc.	17,715	502
Redwood Trust Inc.	25,180	502
LaSalle Hotel Properties	12,400	502
* Genworth Financial Inc. Class A	71,774	501
* Forest City Enterprises Inc. Class A	20,427	500
Lamar Advertising Co. Class A	8,827	495
Spirit Realty Capital Inc.	38,299	493
CubeSmart	19,800	488
MarketAxess Holdings Inc.	6,400	486
Allied World Assurance Co. Holdings AG	12,300	476
Commerce Bancshares Inc.	11,850	474
Assurant Inc.	7,438	472
Home Properties Inc.	6,700	472
Umpqua Holdings Corp.	29,733	461
Assured Guaranty Ltd.	18,500	452
Waddell & Reed Financial Inc. Class A	10,100	452
Retail Properties of America Inc.	25,400	449
Pebblebrook Hotel Trust	9,660	449

Cullen/Frost Bankers Inc.	7,200	449
Highwoods Properties Inc.	9,500	447
EPR Properties	6,800	442
American Financial Group Inc.	7,600	441
Synovus Financial Corp.	16,985	438
First Niagara Financial Group Inc.	53,700	436
* Equity Commonwealth	16,500	435
Hanover Insurance Group Inc.	6,300	435
Old Republic International Corp.	30,667	431
Janus Capital Group Inc.	24,542	430
* Strategic Hotels & Resorts Inc.	31,824	427
RenaissanceRe Holdings Ltd.	4,424	423
First American Financial Corp.	12,400	422
Stock Yards Bancorp Inc.	13,400	413
LPL Financial Holdings Inc.	9,900	407
Tanger Factory Outlet Centers Inc.	10,300	405
CNO Financial Group Inc.	25,600	397
Douglas Emmett Inc.	13,900	396
Two Harbors Investment Corp.	38,200	394
Sunstone Hotel Investors Inc.	22,891	390
* PRA Group Inc.	7,800	386
Chimera Investment Corp.	122,100	383
First Horizon National Corp.	29,481	383
Brandywine Realty Trust	22,964	381
Sovran Self Storage Inc.	4,000	379
Weingarten Realty Investors	10,100	379
Columbia Property Trust Inc.	15,300	374
Prosperity Bancshares Inc.	8,100	371
Radian Group Inc.	23,500	370
* Popular Inc.	11,998	370
* Liberty Broadband Corp.	8,150	362
* Zillow Inc. Class A	3,700	359
Gaming and Leisure Properties Inc.	10,964	358
Ryman Hospitality Properties Inc.	6,337	348
Aspen Insurance Holdings Ltd.	8,000	347
Webster Financial Corp.	11,200	342
Federated Investors Inc. Class B	10,779	341
People's United Financial Inc.	24,024	338
FirstMerit Corp.	20,258	332
American Homes 4 Rent Class A	19,507	326
Community Trust Bancorp Inc.	10,230	323
* Stifel Financial Corp.	6,800	321
Validus Holdings Ltd.	7,965	316
Colony Financial Inc.	12,564	315
* Blackhawk Network Holdings Inc. Class B	9,352	310
Bank of the Ozarks Inc.	9,400	305
Susquehanna Bancshares Inc.	24,000	303
Hudson Pacific Properties Inc.	9,329	302
BankUnited Inc.	10,701	296
DCT Industrial Trust Inc.	7,825	295
Associated Banc-Corp	17,500	294
Bank of Hawaii Corp.	5,200	294
DiamondRock Hospitality Co.	20,200	294
Symetra Financial Corp.	14,400	292
Cousins Properties Inc.	26,290	290
PrivateBancorp Inc.	9,500	288
DuPont Fabros Technology Inc.	7,700	287

MFA Financial Inc.	36,000	282
American National Insurance Co.	2,700	281
Washington Federal Inc.	13,900	276
United Bankshares Inc.	8,102	274
Platinum Underwriters Holdings Ltd.	3,700	273
StanCorp Financial Group Inc.	4,400	273
Fulton Financial Corp.	24,300	271
Healthcare Realty Trust Inc.	9,000	271
Endurance Specialty Holdings Ltd.	4,400	269
First Industrial Realty Trust Inc.	12,251	266
PS Business Parks Inc.	3,100	261
* Urban Edge Properties	10,974	261
Piedmont Office Realty Trust Inc. Class A	13,100	256
Lexington Realty Trust	22,300	254
* Hilltop Holdings Inc.	13,742	249
FNB Corp.	20,600	247
Santander Consumer USA Holdings Inc.	13,800	246
* Western Alliance Bancorp	9,500	244
First Citizens BancShares Inc. Class A	1,000	244
Wintrust Financial Corp.	5,500	239
Sabra Health Care REIT Inc.	7,139	233
* Texas Capital Bancshares Inc.	5,700	233
Hancock Holding Co.	8,900	232
Interactive Brokers Group Inc.	7,300	224
UMB Financial Corp.	4,600	223
STAG Industrial Inc.	8,508	223
* Enstar Group Ltd.	1,632	220
* Liberty TripAdvisor Holdings Inc. Class A	9,167	219
National Health Investors Inc.	2,900	217
Kennedy-Wilson Holdings Inc.	8,100	215
Blackstone Mortgage Trust Inc. Class A	7,333	214
Primerica Inc.	4,300	213
AmTrust Financial Services Inc.	4,210	213
Financial Engines Inc.	5,900	212
Home BancShares Inc.	7,100	210
Chesapeake Lodging Trust	5,700	209
Evercore Partners Inc. Class A	4,300	206
Government Properties Income Trust	9,019	206
Northwest Bancshares Inc.	17,400	205
BancorpSouth Inc.	10,200	202
Kemper Corp.	5,700	199
MB Financial Inc.	7,000	199
Glacier Bancorp Inc.	8,900	198
South State Corp.	3,300	197
Capitol Federal Financial Inc.	15,700	196
Chambers Street Properties	22,500	190
Pennsylvania REIT	7,914	189
Parkway Properties Inc.	10,346	189
Artisan Partners Asset Management Inc. Class A	3,900	188
Alexander & Baldwin Inc.	4,900	187
New Residential Investment Corp.	14,700	187
Community Bank System Inc.	5,500	185
Old National Bancorp	13,500	181
Mercury General Corp.	3,155	180
* FNFV Group	14,499	180
* Markit Ltd.	6,800	179
First Financial Bankshares Inc.	7,200	178

* Harbinger Group Inc.	14,225	178
CYS Investments Inc.	20,000	177
* Trulia Inc.	4,100	175
Cathay General Bancorp	7,300	174
CVB Financial Corp.	11,900	174
Columbia Banking System Inc.	6,800	173
HFF Inc. Class A	5,000	170
* St. Joe Co.	10,479	169
American Assets Trust Inc.	3,800	169
WisdomTree Investments Inc.	9,600	167
* Liberty Broadband Corp. Class A	3,746	167
Hatteras Financial Corp.	9,000	164
Pinnacle Financial Partners Inc.	4,500	162
Iberiabank Corp.	2,900	158
* MBIA Inc.	19,700	158
Selective Insurance Group Inc.	6,000	155
* First Cash Financial Services Inc.	3,100	154
Park National Corp.	1,900	153
Retail Opportunity Investments Corp.	8,600	152
FelCor Lodging Trust Inc.	15,100	151
National Penn Bancshares Inc.	15,100	146
PennyMac Mortgage Investment Trust	6,500	146
CNA Financial Corp.	3,700	144
Education Realty Trust Inc.	4,100	142
Potlatch Corp.	3,500	140
* eHealth Inc.	13,600	139
* Credit Acceptance Corp.	883	139
Trustmark Corp.	6,500	139
Empire State Realty Trust Inc.	7,593	138
Horace Mann Educators Corp.	4,500	137
New Senior Investment Group Inc.	8,251	136
First Financial Bancorp	8,200	135
Argo Group International Holdings Ltd.	2,500	134
First Midwest Bancorp Inc.	8,600	132
* World Acceptance Corp.	1,800	132
* KCG Holdings Inc. Class A	10,584	129
NBT Bancorp Inc.	5,600	129
International Bancshares Corp.	5,700	128
Altisource Residential Corp.	7,100	128
Equity One Inc.	4,600	125
Sterling Bancorp	9,500	125
TFS Financial Corp.	8,900	125
Virtus Investment Partners Inc.	900	122
Independent Bank Corp.	3,200	121
Boston Private Financial Holdings Inc.	11,000	121
BBCN Bancorp Inc.	9,200	119
* Forestar Group Inc.	8,500	113
RLI Corp.	2,400	113
United Fire Group Inc.	4,000	112
Select Income REIT	4,459	111
Greenhill & Co. Inc.	3,000	111
Chemical Financial Corp.	3,900	111
Aviv REIT Inc.	2,800	110
S&T Bancorp Inc.	4,000	110
Renasant Corp.	4,200	110
WesBanco Inc.	3,600	109
* iStar Financial Inc.	8,200	107

* Ocwen Financial Corp.	17,400	107
Franklin Street Properties Corp.	8,100	104
City Holding Co.	2,400	102
1st Source Corp.	3,300	98
* First BanCorp	17,400	96
Alexander's Inc.	200	93
Sandy Spring Bancorp Inc.	3,700	92
Home Loan Servicing Solutions Ltd.	7,500	90
Starwood Waypoint Residential Trust	3,721	90
* Beneficial Bancorp Inc.	8,249	89
Cohen & Steers Inc.	2,100	88
Hersha Hospitality Trust Class A	13,200	88
Simmons First National Corp. Class A	2,300	86
Urstadt Biddle Properties Inc. Class A	3,557	84
ARMOUR Residential REIT Inc.	25,000	83
* Green Dot Corp. Class A	5,426	83
Flushing Financial Corp.	4,500	81
EverBank Financial Corp.	4,600	80
* Investment Technology Group Inc.	3,800	79
Rouse Properties Inc.	4,214	78
Oritani Financial Corp.	5,500	78
Infinity Property & Casualty Corp.	1,100	77
Cedar Realty Trust Inc.	9,476	75
Washington Trust Bancorp Inc.	2,000	73
First Commonwealth Financial Corp.	9,200	73
Employers Holdings Inc.	3,400	71
* Encore Capital Group Inc.	1,900	71
* Walter Investment Management Corp.	4,500	68
* Piper Jaffray Cos.	1,300	66
* Ezcorp Inc. Class A	6,100	63
* Tejon Ranch Co.	2,500	62
* Greenlight Capital Re Ltd. Class A	1,900	60
Maiden Holdings Ltd.	4,700	59
FBL Financial Group Inc. Class A	1,100	57
Ashford Hospitality Trust Inc.	5,400	57
OFG Bancorp	3,500	56
Nelnet Inc. Class A	1,200	53
BancFirst Corp.	900	52
Anworth Mortgage Asset Corp.	9,800	51
GFI Group Inc.	8,800	49
GAMCO Investors Inc.	600	49
Cash America International Inc.	2,300	48
First Financial Corp.	1,448	47
* Nationstar Mortgage Holdings Inc.	1,700	44
* Enova International Inc.	2,104	41
Getty Realty Corp.	2,000	37
Newcastle Investment Corp.	8,251	37
* PICO Holdings Inc.	2,200	35
* Altisource Portfolio Solutions SA	1,500	30
Republic Bancorp Inc. Class A	1,200	27
State Auto Financial Corp.	1,200	26
Astoria Financial Corp.	1,900	23
National Interstate Corp.	900	23
* Tejon Ranch Co. Warrants Exp. 08/31/2016	369	1
		588,455
Health Care (6.9%)
Johnson & Johnson	402,981	40,355

Pfizer Inc.	924,186	28,881
Merck & Co. Inc.	418,184	25,208
* Gilead Sciences Inc.	223,284	23,407
Amgen Inc.	110,792	16,869
UnitedHealth Group Inc.	139,969	14,872
* Medtronic plc	204,343	14,590
Bristol-Myers Squibb Co.	241,819	14,574
AbbVie Inc.	233,766	14,108
* Celgene Corp.	117,268	13,974
* Biogen Idec Inc.	34,615	13,471
Eli Lilly & Co.	152,401	10,973
* Actavis plc	38,369	10,227
Allergan Inc.	46,043	10,095
Abbott Laboratories	216,147	9,675
* Express Scripts Holding Co.	110,107	8,887
Thermo Fisher Scientific Inc.	57,411	7,188
Baxter International Inc.	84,834	5,965
* Alexion Pharmaceuticals Inc.	28,845	5,286
* Anthem Inc.	39,005	5,264
* Regeneron Pharmaceuticals Inc.	11,400	4,750
Cigna Corp.	44,198	4,722
Aetna Inc.	50,722	4,657
* Vertex Pharmaceuticals Inc.	39,056	4,302
* Illumina Inc.	20,841	4,068
Becton Dickinson and Co.	27,523	3,800
Stryker Corp.	38,323	3,489
* HCA Holdings Inc.	47,801	3,384
St. Jude Medical Inc.	50,402	3,320
Humana Inc.	22,094	3,235
Zoetis Inc.	72,108	3,081
* Intuitive Surgical Inc.	6,027	2,980
Perrigo Co. plc	19,063	2,893
* Mylan Inc.	53,939	2,867
* Boston Scientific Corp.	187,572	2,778
Zimmer Holdings Inc.	23,243	2,606
* DaVita HealthCare Partners Inc.	30,386	2,281
* Edwards Lifesciences Corp.	18,150	2,275
* BioMarin Pharmaceutical Inc.	20,443	1,986
* Endo International plc	24,189	1,926
Cooper Cos. Inc.	11,095	1,749
* CareFusion Corp.	29,158	1,729
* Mallinckrodt plc	16,022	1,698
* Henry Schein Inc.	11,991	1,656
CR Bard Inc.	9,629	1,647
* Incyte Corp.	19,100	1,522
* Hospira Inc.	23,965	1,520
* Pharmacyclics Inc.	8,700	1,468
Quest Diagnostics Inc.	19,474	1,384
* Alkermes plc	18,500	1,337
Universal Health Services Inc. Class B	12,828	1,315
* Laboratory Corp. of America Holdings	11,451	1,314
* Jazz Pharmaceuticals plc	7,700	1,304
* MEDNAX Inc.	19,200	1,303
* Waters Corp.	10,725	1,277
Patterson Cos. Inc.	25,075	1,256
* Salix Pharmaceuticals Ltd.	9,100	1,226
ResMed Inc.	19,100	1,193

* Hologic Inc.	38,300	1,163
* Isis Pharmaceuticals Inc.	16,700	1,144
* Medivation Inc.	10,400	1,132
* Varian Medical Systems Inc.	12,190	1,128
* IDEXX Laboratories Inc.	6,400	1,014
* United Therapeutics Corp.	6,600	931
* Alnylam Pharmaceuticals Inc.	9,500	891
DENTSPLY International Inc.	17,255	863
* Covance Inc.	8,100	860
* Brookdale Senior Living Inc.	24,773	836
* Centene Corp.	7,400	808
* Community Health Systems Inc.	16,302	767
* Volcano Corp.	40,257	723
West Pharmaceutical Services Inc.	13,800	680
* NPS Pharmaceuticals Inc.	14,200	651
* Puma Biotechnology Inc.	2,900	612
* Quintiles Transnational Holdings Inc.	10,057	608
Teleflex Inc.	5,400	592
* Envision Healthcare Holdings Inc.	17,034	586
* Tenet Healthcare Corp.	13,650	577
* Sirona Dental Systems Inc.	6,300	568
* Cepheid	9,900	559
* Health Net Inc.	10,000	542
* DexCom Inc.	9,000	538
HealthSouth Corp.	11,520	508
* Pacira Pharmaceuticals Inc.	4,600	494
* Team Health Holdings Inc.	9,500	491
STERIS Corp.	7,100	463
* Akorn Inc.	10,700	456
* Seattle Genetics Inc.	14,300	446
* WellCare Health Plans Inc.	6,000	437
* PAREXEL International Corp.	7,100	433
* Neogen Corp.	9,000	415
* OPKO Health Inc.	34,000	412
* Align Technology Inc.	7,700	408
* Synageva BioPharma Corp.	3,400	392
* Intercept Pharmaceuticals Inc.	1,900	382
Bio-Techne Corp.	4,000	372
* Charles River Laboratories International Inc.	5,300	368
* LifePoint Hospitals Inc.	5,500	359
* Alere Inc.	8,800	358
* Impax Laboratories Inc.	9,600	352
* Acadia Healthcare Co. Inc.	6,000	347
* Halyard Health Inc.	7,305	326
* ACADIA Pharmaceuticals Inc.	10,600	323
* Myriad Genetics Inc.	8,500	318
* NuVasive Inc.	6,800	315
* Exact Sciences Corp.	11,300	307
* Nektar Therapeutics	20,300	297
* Celldex Therapeutics Inc.	13,800	296
* Amsurg Corp.	5,242	289
* Dyax Corp.	18,100	274
* Bruker Corp.	14,500	273
* HMS Holdings Corp.	13,800	273
* Medicines Co.	9,200	264
* Ironwood Pharmaceuticals Inc. Class A	16,300	254
* ABIOMED Inc.	4,800	248

	Owens & Minor Inc.	7,200	246
*	Thoratec Corp.	6,800	244
*	Prestige Brands Holdings Inc.	7,100	243
	Healthcare Services Group Inc.	7,500	236
*	Haemonetics Corp.	5,800	230
	Hill-Rom Holdings Inc.	4,700	224
*	Acorda Therapeutics Inc.	5,300	220
	Kindred Healthcare Inc.	11,900	220
*	Insulet Corp.	7,300	215
*,^ MannKind Corp.		33,100	210
*	Halozyme Therapeutics Inc.	14,100	201
*	Bio-Rad Laboratories Inc. Class A	1,700	195
*	Magellan Health Inc.	3,200	192
*	Globus Medical Inc.	8,100	191
*	Clovis Oncology Inc.	2,900	189
*	Amedisys Inc.	6,600	186
*	Molina Healthcare Inc.	3,600	183
*	Air Methods Corp.	4,400	183
	Abaxis Inc.	2,800	172
*	AMAG Pharmaceuticals Inc.	3,800	168
*	Omnicell Inc.	4,900	156
*	Cyberonics Inc.	2,800	156
*	ARIAD Pharmaceuticals Inc.	23,341	151
*	Bio-Reference Laboratories Inc.	4,400	148
*	Catalent Inc.	5,300	146
	CONMED Corp.	3,000	143
*	Integra LifeSciences Holdings Corp.	2,557	142
*	Lannett Co. Inc.	3,000	142
*	HeartWare International Inc.	1,700	142
	PDL BioPharma Inc.	18,900	138
*	NxStage Medical Inc.	7,600	136
*	Natus Medical Inc.	3,600	135
*	ICU Medical Inc.	1,600	134
*	Keryx Biopharmaceuticals Inc.	10,900	133
*	Healthways Inc.	6,400	132
	Theravance Inc.	11,200	126
*	Ligand Pharmaceuticals Inc.	2,200	125
	Analogic Corp.	1,500	122
*	Arena Pharmaceuticals Inc.	28,200	122
	Cantel Medical Corp.	2,900	118
*	Masimo Corp.	4,500	115
*	Hanger Inc.	5,000	108
*	Infinity Pharmaceuticals Inc.	6,900	107
*	Accuray Inc.	12,800	94
*	IPC Healthcare Inc.	2,300	93
*	Wright Medical Group Inc.	3,800	93
*	PharMerica Corp.	3,900	90
*	Merit Medical Systems Inc.	5,600	86
*	Luminex Corp.	4,700	83
*	Quidel Corp.	3,200	75
*	ImmunoGen Inc.	9,500	72
	Meridian Bioscience Inc.	4,000	69
*	Lexicon Pharmaceuticals Inc.	61,946	56
*	Genomic Health Inc.	1,700	55
*	CorVel Corp.	1,600	53
*	Aegerion Pharmaceuticals Inc.	2,200	51
*	Universal American Corp.	5,500	50

* Syneron Medical Ltd.	4,300	46
* Orthofix International NV	1,500	46
* Momenta Pharmaceuticals Inc.	4,200	45
* Theravance Biopharma Inc.	2,657	43
* Exelixis Inc.	23,018	43
* VIVUS Inc.	15,700	41
Invacare Corp.	2,500	37
* LHC Group Inc.	1,100	33
		424,469
Industrials (6.5%)
General Electric Co.	1,472,527	35,179
Union Pacific Corp.	131,342	15,395
United Technologies Corp.	132,639	15,224
3M Co.	93,382	15,156
Boeing Co.	94,733	13,771
Honeywell International Inc.	113,377	11,084
United Parcel Service Inc. Class B	103,155	10,196
Lockheed Martin Corp.	46,005	8,666
Accenture plc Class A	91,145	7,659
Danaher Corp.	86,460	7,123
Caterpillar Inc.	88,772	7,099
General Dynamics Corp.	50,162	6,682
FedEx Corp.	38,315	6,479
Automatic Data Processing Inc.	76,786	6,337
Emerson Electric Co.	100,419	5,718
Northrop Grumman Corp.	33,514	5,260
Raytheon Co.	50,807	5,083
CSX Corp.	146,751	4,887
Illinois Tool Works Inc.	51,147	4,761
Deere & Co.	55,619	4,738
Norfolk Southern Corp.	46,119	4,703
Precision Castparts Corp.	21,937	4,390
Eaton Corp. plc	68,335	4,311
TE Connectivity Ltd.	59,520	3,952
Cummins Inc.	26,353	3,675
* LinkedIn Corp. Class A	15,680	3,524
PACCAR Inc.	56,767	3,412
Waste Management Inc.	64,045	3,294
Sherwin-Williams Co.	10,940	2,968
Ingersoll-Rand plc	41,764	2,773
Rockwell Automation Inc.	25,170	2,742
* Fiserv Inc.	36,612	2,655
* Alliance Data Systems Corp.	9,156	2,645
Parker-Hannifin Corp.	21,411	2,494
Tyco International plc	60,530	2,470
Fidelity National Information Services Inc.	39,378	2,458
Amphenol Corp. Class A	43,934	2,360
Roper Industries Inc.	14,329	2,212
Agilent Technologies Inc.	56,735	2,143
Xerox Corp.	160,782	2,118
Paychex Inc.	45,525	2,060
Vulcan Materials Co.	28,950	2,041
WW Grainger Inc.	8,492	2,003
Cintas Corp.	23,020	1,812
Robert Half International Inc.	30,187	1,753
Fastenal Co.	38,380	1,704
Kansas City Southern	15,385	1,694

Textron Inc.	39,070	1,663
Pentair plc	26,694	1,650
AMETEK Inc.	34,393	1,647
Dover Corp.	23,246	1,628
Republic Services Inc. Class A	40,778	1,618
* FleetCor Technologies Inc.	10,921	1,534
L-3 Communications Holdings Inc.	12,095	1,489
Rockwell Collins Inc.	17,258	1,478
PerkinElmer Inc.	31,685	1,448
Pall Corp.	14,699	1,422
CH Robinson Worldwide Inc.	19,636	1,398
* Graphic Packaging Holding Co.	94,716	1,371
* Stericycle Inc.	10,431	1,369
AO Smith Corp.	22,700	1,349
Alliant Techsystems Inc.	10,331	1,346
TransDigm Group Inc.	6,300	1,295
* Verisk Analytics Inc. Class A	20,100	1,293
Rock-Tenn Co. Class A	19,700	1,279
MDU Resources Group Inc.	55,676	1,259
* Jacobs Engineering Group Inc.	32,111	1,223
Masco Corp.	47,587	1,182
Sealed Air Corp.	29,035	1,176
Ball Corp.	18,560	1,175
Martin Marietta Materials Inc.	10,900	1,174
MeadWestvaco Corp.	23,313	1,172
Fluor Corp.	21,805	1,169
Expeditors International of Washington Inc.	26,595	1,162
Towers Watson & Co. Class A	9,600	1,138
* Sensata Technologies Holding NV	22,785	1,124
* CoreLogic Inc.	31,895	1,059
* Teledyne Technologies Inc.	11,120	1,057
Owens Corning	26,200	1,049
* United Rentals Inc.	12,600	1,044
Flowserve Corp.	19,066	1,039
JB Hunt Transport Services Inc.	12,781	1,018
* Mettler-Toledo International Inc.	3,324	1,010
Packaging Corp. of America	13,300	1,009
* Keysight Technologies Inc.	28,349	947
Fortune Brands Home & Security Inc.	21,050	943
* Armstrong World Industries Inc.	18,060	916
* Trimble Navigation Ltd.	37,700	899
* Flextronics International Ltd.	79,425	883
* Spirit AeroSystems Holdings Inc. Class A	19,558	881
Xylem Inc.	25,335	864
Valspar Corp.	10,342	863
Joy Global Inc.	20,535	861
Acuity Brands Inc.	5,700	854
Oshkosh Corp.	19,728	845
Wabtec Corp.	10,100	843
* Louisiana-Pacific Corp.	51,000	835
* B/E Aerospace Inc.	14,300	834
* Crown Holdings Inc.	18,241	808
ManpowerGroup Inc.	11,054	806
* Old Dominion Freight Line Inc.	11,450	803
* CoStar Group Inc.	4,300	793
Avnet Inc.	18,843	784
ADT Corp.	22,671	780

Hubbell Inc. Class B	7,300	774
Total System Services Inc.	21,235	751
Carlisle Cos. Inc.	8,300	744
Allison Transmission Holdings Inc.	23,623	740
Huntington Ingalls Industries Inc.	6,329	738
Brink's Co.	32,500	728
* Arrow Electronics Inc.	13,182	726
* Colfax Corp.	15,440	700
IDEX Corp.	9,600	695
Donaldson Co. Inc.	18,600	680
Broadridge Financial Solutions Inc.	13,895	667
Allegion plc	12,291	664
* Vantiv Inc. Class A	19,210	661
Waste Connections Inc.	15,100	653
* HD Supply Holdings Inc.	22,500	649
* Quanta Services Inc.	24,200	641
Global Payments Inc.	7,000	611
Trinity Industries Inc.	22,900	606
* Genesee & Wyoming Inc. Class A	7,000	577
FLIR Systems Inc.	18,800	568
Graco Inc.	7,900	563
Hexcel Corp.	12,600	557
AGCO Corp.	12,800	555
* Owens-Illinois Inc.	23,550	550
* Zebra Technologies Corp.	6,500	542
Ryder System Inc.	6,487	537
* Kirby Corp.	7,400	536
Toro Co.	8,200	532
Chicago Bridge & Iron Co. NV	15,010	518
Nordson Corp.	7,000	510
Lincoln Electric Holdings Inc.	7,400	503
Bemis Co. Inc.	11,160	494
Jack Henry & Associates Inc.	7,900	485
Belden Inc.	5,700	473
Lennox International Inc.	4,800	472
ITT Corp.	12,967	464
* AECOM	18,100	460
* Esterline Technologies Corp.	4,100	460
* WEX Inc.	4,900	451
MSC Industrial Direct Co. Inc. Class A	6,000	450
* AerCap Holdings NV	11,365	449
Jabil Circuit Inc.	21,619	446
FEI Co.	5,400	444
Babcock & Wilcox Co.	16,050	437
Air Lease Corp. Class A	12,400	433
* Berry Plastics Group Inc.	12,682	429
Eagle Materials Inc.	6,000	427
Sonoco Products Co.	9,600	424
MAXIMUS Inc.	7,600	423
AptarGroup Inc.	6,700	423
Exelis Inc.	24,635	422
Deluxe Corp.	6,400	416
Curtiss-Wright Corp.	6,200	412
RR Donnelley & Sons Co.	24,460	403
National Instruments Corp.	13,100	394
Regal-Beloit Corp.	5,700	392
* Genpact Ltd.	19,500	391

SPX Corp.	4,599	384
Woodward Inc.	8,600	384
* Cognex Corp.	10,400	382
World Fuel Services Corp.	7,800	382
* Generac Holdings Inc.	8,500	372
Landstar System Inc.	5,700	365
Triumph Group Inc.	6,400	365
* Euronet Worldwide Inc.	8,000	363
Kennametal Inc.	11,500	361
Crane Co.	5,900	360
Timken Co.	9,400	357
Watsco Inc.	3,200	348
Valmont Industries Inc.	2,900	348
* Cimpress NV	4,300	346
* Rexnord Corp.	13,889	344
EnerSys	5,700	333
* Clean Harbors Inc.	7,000	331
* Knowles Corp.	15,373	326
Terex Corp.	14,402	324
KBR Inc.	19,400	321
Teekay Corp.	7,500	317
* USG Corp.	10,400	317
Corporate Executive Board Co.	4,600	315
* XPO Logistics Inc.	8,500	313
Manitowoc Co. Inc.	16,700	312
* MWI Veterinary Supply Inc.	1,600	303
* Moog Inc. Class A	4,300	302
Con-way Inc.	7,300	299
* IPG Photonics Corp.	4,000	299
* Swift Transportation Co.	12,000	295
* Navistar International Corp.	10,000	294
Booz Allen Hamilton Holding Corp.	10,100	294
CLARCOR Inc.	4,700	294
* Korn/Ferry International	10,200	291
EMCOR Group Inc.	7,200	291
* KLX Inc.	7,000	275
* WESCO International Inc.	3,900	260
* Anixter International Inc.	3,400	256
* Advisory Board Co.	5,400	253
GATX Corp.	4,400	251
* WageWorks Inc.	4,500	248
Littelfuse Inc.	2,500	247
Covanta Holding Corp.	12,000	245
Applied Industrial Technologies Inc.	6,000	243
AAON Inc.	10,950	239
Silgan Holdings Inc.	4,584	236
* DigitalGlobe Inc.	8,754	235
* Sanmina Corp.	11,000	233
Mobile Mini Inc.	6,400	232
* Orbital Sciences Corp.	8,200	230
Convergys Corp.	12,000	230
* Outerwall Inc.	3,600	223
Vishay Intertechnology Inc.	16,200	221
* On Assignment Inc.	5,900	207
Heartland Payment Systems Inc.	4,100	204
* Veeco Instruments Inc.	6,900	201
* Rofin-Sinar Technologies Inc.	7,400	199

* Coherent Inc.	3,200	198
Greenbrier Cos. Inc.	3,800	197
* TASER International Inc.	7,300	197
* Huron Consulting Group Inc.	2,600	196
Scorpio Tankers Inc.	24,800	195
United Stationers Inc.	4,800	193
Mueller Water Products Inc. Class A	18,900	193
* NeuStar Inc. Class A	7,300	192
Tetra Tech Inc.	8,200	189
* ExamWorks Group Inc.	5,100	189
* FTI Consulting Inc.	4,600	187
Knight Transportation Inc.	6,500	185
* PHH Corp.	7,400	185
* Trex Co. Inc.	4,200	179
Heartland Express Inc.	6,900	177
* TrueBlue Inc.	8,000	176
Watts Water Technologies Inc. Class A	3,000	176
Barnes Group Inc.	5,100	175
* Itron Inc.	4,700	175
MSA Safety Inc.	4,000	175
* EnPro Industries Inc.	2,900	172
Forward Air Corp.	3,800	171
ABM Industries Inc.	5,900	170
Brady Corp. Class A	6,400	167
Methode Electronics Inc.	4,600	166
Werner Enterprises Inc.	5,800	165
* Hub Group Inc. Class A	4,900	164
* Rogers Corp.	2,200	163
* Cardtronics Inc.	4,800	161
G&K Services Inc. Class A	2,300	161
* Universal Display Corp.	5,000	159
* UTi Worldwide Inc.	13,300	158
* Meritor Inc.	12,100	155
Otter Tail Corp.	5,000	155
* ExlService Holdings Inc.	5,200	153
Actuant Corp. Class A	6,600	153
* MasTec Inc.	8,200	152
UniFirst Corp.	1,300	151
Aircastle Ltd.	7,500	150
Cubic Corp.	2,800	146
TAL International Group Inc.	3,600	146
Mueller Industries Inc.	4,600	144
Quanex Building Products Corp.	7,600	143
HEICO Corp.	2,343	142
AAR Corp.	4,900	140
* TriMas Corp.	5,200	140
* Atlas Air Worldwide Holdings Inc.	3,100	140
* OSI Systems Inc.	2,000	140
RBC Bearings Inc.	2,400	139
Harsco Corp.	9,400	139
* II-VI Inc.	8,000	138
Franklin Electric Co. Inc.	3,900	133
ManTech International Corp. Class A	4,100	133
MTS Systems Corp.	1,800	130
Granite Construction Inc.	3,800	130
Matson Inc.	3,700	129
Materion Corp.	3,900	129

* Hollysys Automation Technologies Ltd.	5,100	128
TimkenSteel Corp.	4,700	127
EVERTEC Inc.	6,100	122
Apogee Enterprises Inc.	2,800	121
Hyster-Yale Materials Handling Inc.	1,900	119
* Wesco Aircraft Holdings Inc.	9,100	119
* Navigant Consulting Inc.	8,200	118
Kelly Services Inc. Class A	6,900	117
* FARO Technologies Inc.	2,100	116
John Bean Technologies Corp.	3,800	115
* Plexus Corp.	3,000	114
Standex International Corp.	1,600	112
* Benchmark Electronics Inc.	4,600	111
Tennant Co.	1,700	111
Universal Forest Products Inc.	2,100	105
CIRCOR International Inc.	2,100	104
Lindsay Corp.	1,200	104
Kaman Corp.	2,700	103
* Greatbatch Inc.	2,100	102
US Ecology Inc.	2,400	100
Nordic American Tankers Ltd.	9,698	98
Simpson Manufacturing Co. Inc.	3,000	98
Federal Signal Corp.	6,300	96
Greif Inc. Class A	2,500	96
* Sykes Enterprises Inc.	4,200	95
Raven Industries Inc.	4,400	94
AZZ Inc.	2,200	93
* Newport Corp.	5,000	93
Seaspan Corp. Class A	5,000	89
Sturm Ruger & Co. Inc.	2,200	89
GasLog Ltd.	5,000	87
* GenCorp Inc.	5,200	87
* Tutor Perini Corp.	4,000	87
Textainer Group Holdings Ltd.	2,600	85
ESCO Technologies Inc.	2,300	83
* Engility Holdings Inc.	2,073	83
Gorman-Rupp Co.	2,900	83
Powell Industries Inc.	2,100	82
* Aegion Corp. Class A	5,300	81
Ship Finance International Ltd.	5,513	77
Acacia Research Corp.	6,100	76
Insperity Inc.	1,800	76
* DryShips Inc.	81,100	75
AVX Corp.	5,700	74
Encore Wire Corp.	2,400	74
Primoris Services Corp.	3,900	73
Viad Corp.	2,600	70
* Nortek Inc.	900	69
* Checkpoint Systems Inc.	5,300	69
General Cable Corp.	5,600	64
* GrafTech International Ltd.	17,600	64
Griffon Corp.	4,200	62
* Team Inc.	1,600	61
American Science & Engineering Inc.	1,300	60
* ServiceSource International Inc.	17,900	60
Badger Meter Inc.	1,000	60
Schnitzer Steel Industries Inc.	3,500	59

	Landauer Inc.	2,100	59
	Myers Industries Inc.	3,500	58
	Astec Industries Inc.	1,600	57
	Resources Connection Inc.	3,400	57
	H&E Equipment Services Inc.	3,200	56
	Daktronics Inc.	4,400	54
*	Era Group Inc.	2,400	54
*	Diana Shipping Inc.	8,100	54
	Comfort Systems USA Inc.	3,200	53
	Black Box Corp.	2,530	53
	McGrath RentCorp	1,700	52
*	Monster Worldwide Inc.	12,300	51
	American Railcar Industries Inc.	1,000	50
	CTS Corp.	3,000	48
	Albany International Corp.	1,400	48
*	EnerNOC Inc.	2,600	45
*	TTM Technologies Inc.	6,100	42
*	TeleTech Holdings Inc.	1,700	38
	Park Electrochemical Corp.	1,700	37
*	Aerovironment Inc.	1,400	36
*	DXP Enterprises Inc.	800	33
	Navios Maritime Holdings Inc.	8,900	32
*	Gibraltar Industries Inc.	1,700	26
*	CBIZ Inc.	3,000	25
	Ennis Inc.	1,800	24
*	InnerWorkings Inc.	4,600	24
*	Nuverra Environmental Solutions Inc.	1,980	4
			398,687
Oil & Gas (3.9%)
	Exxon Mobil Corp.	620,850	54,275
	Chevron Corp.	276,852	28,386
	Schlumberger Ltd.	187,863	15,478
	ConocoPhillips	178,949	11,270
	Kinder Morgan Inc.	260,922	10,711
	Occidental Petroleum Corp.	112,719	9,017
	EOG Resources Inc.	79,074	7,040
	Anadarko Petroleum Corp.	72,380	5,917
	Phillips 66	81,384	5,723
	Halliburton Co.	122,381	4,894
	Williams Cos. Inc.	108,369	4,753
	Apache Corp.	64,790	4,054
	Valero Energy Corp.	75,361	3,985
	Marathon Petroleum Corp.	40,464	3,747
	Baker Hughes Inc.	63,055	3,657
	Devon Energy Corp.	58,980	3,555
	National Oilwell Varco Inc.	61,818	3,365
	Pioneer Natural Resources Co.	21,451	3,229
	Hess Corp.	37,951	2,561
	Marathon Oil Corp.	95,948	2,552
	Noble Energy Inc.	51,573	2,462
*	Cheniere Energy Inc.	34,177	2,440
*	Concho Resources Inc.	21,653	2,400
	Tesoro Corp.	24,420	1,996
	Chesapeake Energy Corp.	95,764	1,837
	EQT Corp.	21,755	1,619
	Cabot Oil & Gas Corp.	58,382	1,547
*	FMC Technologies Inc.	40,641	1,523

	HollyFrontier Corp.	40,610	1,459
*	Cameron International Corp.	29,881	1,338
*	Southwestern Energy Co.	49,952	1,238
	Cimarex Energy Co.	11,841	1,222
*	Weatherford International plc	114,703	1,185
	Range Resources Corp.	23,822	1,102
	Murphy Oil Corp.	22,123	994
*	Continental Resources Inc.	21,812	990
	Noble Corp. plc	58,541	950
	OGE Energy Corp.	26,900	946
	Ensco plc Class A	32,584	914
*	Dresser-Rand Group Inc.	10,900	873
	Helmerich & Payne Inc.	13,900	828
	Oceaneering International Inc.	13,700	717
*	Whiting Petroleum Corp.	23,505	706
	Energen Corp.	9,400	596
	Core Laboratories NV	6,300	584
*	Newfield Exploration Co.	18,201	542
*	Diamondback Energy Inc.	7,200	497
	QEP Resources Inc.	23,899	483
	Nabors Industries Ltd.	39,611	456
*	Cobalt International Energy Inc.	46,692	426
*	First Solar Inc.	9,570	405
*	Gulfport Energy Corp.	10,300	396
	Superior Energy Services Inc.	19,735	395
	Patterson-UTI Energy Inc.	21,359	367
*	NOW Inc.	14,326	357
	Rowan Cos. plc Class A	16,488	348
	SM Energy Co.	8,800	333
	SemGroup Corp. Class A	4,900	330
	Western Refining Inc.	8,874	329
	Denbury Resources Inc.	47,026	324
^	Diamond Offshore Drilling Inc.	10,218	322
	Targa Resources Corp.	3,600	313
*	Dril-Quip Inc.	4,200	312
	PBF Energy Inc. Class A	10,799	303
*	Rice Energy Inc.	16,344	279
*	WPX Energy Inc.	25,799	275
*	Oil States International Inc.	6,400	263
	Bristow Group Inc.	4,700	262
*,^ Ultra Petroleum Corp.		20,055	256
*	Antero Resources Corp.	7,300	253
	Atwood Oceanics Inc.	8,300	237
*	Carrizo Oil & Gas Inc.	5,200	235
*	Helix Energy Solutions Group Inc.	12,400	233
*	California Resources Corp.	44,247	227
*	PDC Energy Inc.	4,900	225
*	InterOil Corp.	5,600	211
	Delek US Holdings Inc.	6,580	203
	Exterran Holdings Inc.	7,100	192
*	Kosmos Energy Ltd.	20,779	182
*	Matador Resources Co.	8,300	179
	Tidewater Inc.	6,100	178
*	Oasis Petroleum Inc.	13,200	177
*	SEACOR Holdings Inc.	2,400	173
	CVR Energy Inc.	4,200	161
*	RSP Permian Inc.	6,000	161

*	MRC Global Inc.	13,100	142
*	Unit Corp.	4,700	140
*	SunPower Corp. Class A	5,700	137
*	Laredo Petroleum Inc.	13,000	128
*	Rosetta Resources Inc.	7,400	126
*	Canadian Solar Inc.	5,900	120
*	Chart Industries Inc.	4,200	120
	Pattern Energy Group Inc. Class A	3,900	114
*	Parsley Energy Inc. Class A	6,300	106
*	Bonanza Creek Energy Inc.	3,900	102
	CARBO Ceramics Inc.	3,100	102
	Frank's International NV	6,200	101
*	C&J Energy Services Inc.	9,400	97
*	Matrix Service Co.	5,000	96
	Green Plains Inc.	4,000	94
*	Forum Energy Technologies Inc.	6,000	93
*	Stone Energy Corp.	6,456	91
*	SandRidge Energy Inc.	63,900	90
*	Newpark Resources Inc.	10,100	87
	RPC Inc.	6,300	79
*	Hornbeck Offshore Services Inc.	3,500	78
*	Flotek Industries Inc.	4,700	76
*,^ Sanchez Energy Corp.		6,500	72
*	Geospace Technologies Corp.	2,900	70
*	Pioneer Energy Services Corp.	16,600	69
*	Memorial Resource Development Corp.	3,300	63
*	Contango Oil & Gas Co.	2,100	63
*	Parker Drilling Co.	23,300	63
*	Clayton Williams Energy Inc.	1,100	61
*	ION Geophysical Corp.	26,300	59
*	Key Energy Services Inc.	34,400	58
*	Bill Barrett Corp.	5,600	57
*	McDermott International Inc.	25,277	57
*	EP Energy Corp. Class A	5,200	54
*	Halcon Resources Corp.	38,200	53
*	Pacific Drilling SA	15,800	53
	EXCO Resources Inc.	23,425	47
*	Magnum Hunter Resources Corp.	23,700	46
*	Basic Energy Services Inc.	7,300	43
	Paragon Offshore plc	20,081	42
*	TETRA Technologies Inc.	8,400	41
*	Northern Oil and Gas Inc.	6,600	41
	Gulfmark Offshore Inc.	2,000	39
	Civeo Corp.	12,800	37
	Energy XXI Ltd.	12,200	36
	Ocean Rig UDW Inc.	3,900	32
	Comstock Resources Inc.	7,200	29
*	Seventy Seven Energy Inc.	6,768	27
	W&T Offshore Inc.	5,000	25
*	Approach Resources Inc.	3,900	24
*	Swift Energy Co.	11,400	24
*,^ Hercules Offshore Inc.		32,600	23
*	Rex Energy Corp.	5,300	19
*	PHI Inc.	385	13
*	Goodrich Petroleum Corp.	5,000	13
			236,207

Other (0.0%) [3]
* Leap Wireless International Inc CVR	5,200	13

Technology (8.1%)
Apple Inc.	860,480	100,814
Microsoft Corp.	1,090,337	44,050
* Facebook Inc. Class A	309,362	23,484
Intel Corp.	708,858	23,421
* Google Inc. Class A	41,934	22,542
International Business Machines Corp.	146,328	22,434
* Google Inc. Class C	41,013	21,922
Oracle Corp.	499,512	20,925
Cisco Systems Inc.	752,487	19,839
QUALCOMM Inc.	243,257	15,194
Hewlett-Packard Co.	273,765	9,891
Texas Instruments Inc.	153,491	8,204
EMC Corp.	299,167	7,757
* Yahoo! Inc.	128,294	5,644
* Adobe Systems Inc.	72,793	5,105
* salesforce.com inc	86,597	4,888
* Cognizant Technology Solutions Corp. Class A	87,772	4,751
* Micron Technology Inc.	155,922	4,563
Corning Inc.	185,672	4,413
Applied Materials Inc.	175,282	4,003
Avago Technologies Ltd. Class A	36,429	3,748
Western Digital Corp.	36,310	3,530
Broadcom Corp. Class A	78,105	3,314
Intuit Inc.	36,780	3,193
* Cerner Corp.	42,406	2,814
Seagate Technology plc	48,983	2,765
SanDisk Corp.	36,015	2,734
* NXP Semiconductors NV	34,400	2,729
Symantec Corp.	96,305	2,385
Analog Devices Inc.	45,121	2,351
* Twitter Inc.	61,600	2,312
* Autodesk Inc.	42,225	2,280
Skyworks Solutions Inc.	26,100	2,168
* Check Point Software Technologies Ltd.	27,169	2,097
Juniper Networks Inc.	91,284	2,075
Motorola Solutions Inc.	32,410	2,023
* Citrix Systems Inc.	33,721	1,998
NetApp Inc.	46,820	1,770
* Red Hat Inc.	26,986	1,721
NVIDIA Corp.	89,399	1,717
Lam Research Corp.	22,011	1,683
Altera Corp.	50,983	1,679
* Gartner Inc.	19,200	1,617
Linear Technology Corp.	32,451	1,458
KLA-Tencor Corp.	23,692	1,456
Xilinx Inc.	37,597	1,450
* Qorvo Inc.	19,527	1,442
* Akamai Technologies Inc.	24,102	1,402
* F5 Networks Inc.	12,362	1,380
CA Inc.	45,350	1,374
Maxim Integrated Products Inc.	38,736	1,282
Microchip Technology Inc.	28,230	1,273
Brocade Communications Systems Inc.	111,800	1,243

	Computer Sciences Corp.	20,090	1,219
	CDK Global Inc.	26,727	1,207
*	VMware Inc. Class A	14,416	1,111
*	Workday Inc. Class A	13,045	1,037
	Amdocs Ltd.	21,338	1,028
*	Informatica Corp.	23,800	992
*	VeriSign Inc.	17,066	930
*	Polycom Inc.	69,495	924
	Harris Corp.	13,638	916
*	Teradata Corp.	20,236	902
	Marvell Technology Group Ltd.	57,979	898
*	ANSYS Inc.	10,755	868
*	Synopsys Inc.	19,119	822
*	CommVault Systems Inc.	18,170	792
	Garmin Ltd.	14,936	782
*	athenahealth Inc.	5,200	726
*	Rackspace Hosting Inc.	16,000	719
*	Palo Alto Networks Inc.	5,500	695
*	SunEdison Inc.	36,000	674
	Pitney Bowes Inc.	27,047	649
*	Riverbed Technology Inc.	30,100	619
*	Cadence Design Systems Inc.	33,465	602
*	NCR Corp.	23,414	595
	IAC/InterActiveCorp	9,619	586
*	ON Semiconductor Corp.	57,467	575
*	IMS Health Holdings Inc.	23,000	566
*	Cree Inc.	15,615	552
*	Ultimate Software Group Inc.	3,700	548
*	NetSuite Inc.	5,219	514
	CDW Corp.	14,817	508
*	Ingram Micro Inc.	19,700	496
	Teradyne Inc.	27,200	492
*	PTC Inc.	14,400	481
*	Splunk Inc.	9,298	480
*	Stratasys Ltd.	6,000	477
*	VeriFone Systems Inc.	15,100	474
*	Nuance Communications Inc.	34,300	471
*	Tableau Software Inc. Class A	5,831	471
	SS&C Technologies Holdings Inc.	8,468	469
*	Yandex NV Class A	30,862	460
*	Fortinet Inc.	15,300	457
	Solera Holdings Inc.	8,800	454
*	AOL Inc.	10,391	449
*	Tyler Technologies Inc.	4,200	446
*	Envestnet Inc.	8,400	432
*	Cavium Inc.	7,200	423
*	Manhattan Associates Inc.	9,400	420
*	Aspen Technology Inc.	11,800	417
*	ServiceNow Inc.	5,700	416
	DST Systems Inc.	4,291	415
*	Atmel Corp.	49,800	415
*	SolarWinds Inc.	8,600	414
*	Freescale Semiconductor Ltd.	12,856	413
*,^ 3D Systems Corp.		14,100	410
*	ARRIS Group Inc.	15,368	403
*	FireEye Inc.	11,900	402
*	Synaptics Inc.	5,200	399

*	Sapient Corp.	15,900	395
*	Verint Systems Inc.	7,000	374
*	Integrated Device Technology Inc.	20,100	368
	j2 Global Inc.	6,300	362
*	ViaSat Inc.	6,400	360
*	Allscripts Healthcare Solutions Inc.	29,800	355
*	JDS Uniphase Corp.	28,200	343
	Leidos Holdings Inc.	7,869	326
*	Microsemi Corp.	11,500	320
*	CommScope Holding Co. Inc.	11,200	315
*	SINA Corp.	8,600	311
*	Guidewire Software Inc.	6,200	311
*,^ Mobileye NV		7,800	307
*	Spansion Inc. Class A	8,600	305
	Cypress Semiconductor Corp.	20,700	305
	Plantronics Inc.	6,600	302
*	Dealertrack Technologies Inc.	7,500	302
*	Qlik Technologies Inc.	10,100	287
*	Medidata Solutions Inc.	6,400	275
	Lexmark International Inc. Class A	6,800	271
*	Infinera Corp.	16,600	268
	SYNNEX Corp.	3,600	267
*	EchoStar Corp. Class A	5,100	266
*	Rovi Corp.	11,299	261
	Tessera Technologies Inc.	7,000	260
	Fair Isaac Corp.	3,600	257
	InterDigital Inc.	5,100	255
	Mentor Graphics Corp.	11,000	253
*	Tech Data Corp.	4,400	251
*	ACI Worldwide Inc.	13,500	249
*	Demandware Inc.	4,500	241
	Advent Software Inc.	5,700	239
	Diebold Inc.	7,626	238
*	Fairchild Semiconductor International Inc. Class A	15,500	238
	Intersil Corp. Class A	16,500	236
	Blackbaud Inc.	5,300	232
*	Progress Software Corp.	9,100	228
*	Ciena Corp.	12,200	226
*	Cirrus Logic Inc.	8,500	225
*	OmniVision Technologies Inc.	8,100	219
	Cogent Communications Holdings Inc.	5,900	219
*	Silicon Laboratories Inc.	4,900	214
*	Sohu.com Inc.	3,800	213
*	PMC-Sierra Inc.	23,700	210
*	Loral Space & Communications Inc.	2,900	209
	Power Integrations Inc.	4,000	206
*	CACI International Inc. Class A	2,400	203
	Science Applications International Corp.	4,053	198
*	Cornerstone OnDemand Inc.	6,000	198
*	Advanced Micro Devices Inc.	76,406	196
	Monolithic Power Systems Inc.	4,100	195
*	Semtech Corp.	7,500	191
*	Silicon Image Inc.	26,200	190
*	Entegris Inc.	14,600	190
*	Electronics For Imaging Inc.	4,900	189
*	QLogic Corp.	14,100	188
*	Aruba Networks Inc.	11,300	187

* Syntel Inc.	4,200	182
* iGATE Corp.	5,056	179
* MicroStrategy Inc. Class A	1,100	178
* Fleetmatics Group plc	4,900	174
* BroadSoft Inc.	6,400	172
* Premier Inc. Class A	5,275	171
* Finisar Corp.	9,400	171
* NetScout Systems Inc.	4,700	169
MKS Instruments Inc.	4,800	168
* InterXion Holding NV	5,600	153
Forrester Research Inc.	4,000	151
* Unisys Corp.	6,800	149
Micrel Inc.	10,500	148
* Rambus Inc.	13,100	147
* Diodes Inc.	5,500	145
* Synchronoss Technologies Inc.	3,400	144
* Amkor Technology Inc.	22,600	144
* Kulicke & Soffa Industries Inc.	9,400	143
* ScanSource Inc.	3,900	134
* InvenSense Inc.	9,000	133
* Lattice Semiconductor Corp.	18,600	133
* RealPage Inc.	7,300	131
* Dycom Industries Inc.	4,200	129
* Cabot Microelectronics Corp.	2,600	128
NIC Inc.	7,800	128
* MedAssets Inc.	6,700	124
Quality Systems Inc.	7,200	117
* EPAM Systems Inc.	2,300	113
ADTRAN Inc.	5,000	111
* Sonus Networks Inc.	5,407	103
* Ixia	10,100	102
* NETGEAR Inc.	3,000	101
* LogMeIn Inc.	2,100	100
* Digital River Inc.	3,900	100
* Insight Enterprises Inc.	4,100	97
* Bottomline Technologies de Inc.	3,900	97
* Shutterstock Inc.	1,500	84
Brooks Automation Inc.	6,200	80
* Advanced Energy Industries Inc.	3,300	79
* Perficient Inc.	4,400	79
* Harmonic Inc.	10,000	77
* Exar Corp.	8,400	76
Pegasystems Inc.	3,800	74
Ebix Inc.	3,200	73
CSG Systems International Inc.	2,900	71
Epiq Systems Inc.	4,000	70
* Marketo Inc.	1,800	62
* Premiere Global Services Inc.	7,000	62
Comtech Telecommunications Corp.	1,800	59
Computer Programs & Systems Inc.	1,200	59
* Web.com Group Inc.	3,900	59
* Interactive Intelligence Group Inc.	1,400	57
* Infoblox Inc.	3,000	56
Monotype Imaging Holdings Inc.	1,800	53
* Blucora Inc.	3,800	51
* Emulex Corp.	6,700	42
* Ultratech Inc.	2,600	41

Ubiquiti Networks Inc.	1,300	34
* Comverse Inc.	1,900	33
* Vectrus Inc.	1,168	33
* VirnetX Holding Corp.	5,700	31
* Applied Micro Circuits Corp.	5,600	29
* Extreme Networks Inc.	6,200	18
		499,129
Telecommunications (1.1%)
Verizon Communications Inc.	605,982	27,700
AT&T Inc.	766,431	25,231
CenturyLink Inc.	81,928	3,045
* SBA Communications Corp. Class A	17,134	2,000
* Level 3 Communications Inc.	38,790	1,929
* T-Mobile US Inc.	36,888	1,113
Frontier Communications Corp.	139,302	935
Windstream Holdings Inc.	82,796	658
* Sprint Corp.	120,721	519
Telephone & Data Systems Inc.	12,473	290
Consolidated Communications Holdings Inc.	6,800	158
Shenandoah Telecommunications Co.	4,875	145
* United States Cellular Corp.	2,700	94
* Cincinnati Bell Inc.	30,200	89
Atlantic Tele-Network Inc.	1,200	80
* General Communication Inc. Class A	5,400	79
EarthLink Holdings Corp.	14,900	63
		64,128
Utilities (1.8%)
Duke Energy Corp.	102,832	8,961
NextEra Energy Inc.	62,962	6,878
Southern Co.	129,104	6,548
Dominion Resources Inc.	83,994	6,458
Exelon Corp.	123,968	4,468
American Electric Power Co. Inc.	69,767	4,382
PG&E Corp.	67,084	3,945
Sempra Energy	34,073	3,814
Spectra Energy Corp.	110,199	3,685
PPL Corp.	95,173	3,379
Edison International	45,977	3,133
Public Service Enterprise Group Inc.	71,219	3,040
Consolidated Edison Inc.	39,988	2,770
Xcel Energy Inc.	71,149	2,670
NiSource Inc.	61,416	2,657
Northeast Utilities	44,682	2,484
FirstEnergy Corp.	59,261	2,390
Entergy Corp.	25,361	2,219
DTE Energy Co.	23,191	2,079
CenterPoint Energy Inc.	89,351	2,063
Wisconsin Energy Corp.	30,957	1,727
Ameren Corp.	32,067	1,452
TECO Energy Inc.	66,913	1,427
American Water Works Co. Inc.	24,956	1,401
AES Corp.	112,531	1,375
CMS Energy Corp.	34,748	1,311
Vectren Corp.	26,876	1,288
ONEOK Inc.	28,606	1,260
NRG Energy Inc.	48,432	1,194

SCANA Corp.			16,127	1,028
Pinnacle West Capital Corp.			14,640	1,028
Pepco Holdings Inc.			34,995	961
* Calpine Corp.			44,484	929
Alliant Energy Corp.			13,377	918
MGE Energy Inc.			19,695	904
Integrys Energy Group Inc.			11,100	900
Empire District Electric Co.			29,100	887
AGL Resources Inc.			14,900	840
ITC Holdings Corp.			19,300	821
UGI Corp.			21,550	797
Atmos Energy Corp.			13,300	757
Westar Energy Inc. Class A			16,900	722
National Fuel Gas Co.			10,800	685
Questar Corp.			23,625	613
Aqua America Inc.			22,125	599
Great Plains Energy Inc.			17,800	526
IDACORP Inc.			7,500	509
Portland General Electric Co.			12,300	488
Hawaiian Electric Industries Inc.			14,200	487
* Dynegy Inc.			17,279	472
Cleco Corp.			8,500	462
NorthWestern Corp.			7,900	456
Piedmont Natural Gas Co. Inc.			10,100	403
WGL Holdings Inc.			7,100	401
ALLETE Inc.			6,800	385
Black Hills Corp.			7,500	376
Southwest Gas Corp.			6,000	369
New Jersey Resources Corp.			5,500	351
PNM Resources Inc.			11,000	336
UIL Holdings Corp.			7,000	322
ONE Gas Inc.			7,176	317
SJW Corp.			9,380	317
Avista Corp.			7,800	290
Laclede Group Inc.			5,100	274
South Jersey Industries Inc.			4,400	256
American States Water Co.			6,000	238
Northwest Natural Gas Co.			4,500	225
El Paso Electric Co.			5,600	224
California Water Service Group			7,700	189
Abengoa Yield plc			5,601	184
Ormat Technologies Inc.			1,800	48
				112,752
Total United States				3,156,881
Total Common Stocks (Cost $5,263,112)				6,103,344
	Coupon
Temporary Cash Investments (2.0%)[1]
Money Market Fund (1.9%)
[5,6] Vanguard Market Liquidity Fund	0.133%		118,559,987	118,560

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[7,8] Fannie Mae Discount Notes	0.130%	4/27/15	400	400
[8,9] Federal Home Loan Bank Discount Notes	0.092%	2/11/15	1,500	1,500

[8,9] Federal Home Loan Bank Discount Notes	0.110%	2/20/15	300	300
9 Federal Home Loan Bank Discount Notes	0.097%	2/27/15	800	800
[8,9] Federal Home Loan Bank Discount Notes	0.100%	4/24/15	600	600
				3,600
Total Temporary Cash Investments (Cost $122,159)				122,160
Total Investments (101.5%) (Cost $5,385,271)				6,225,504
Other Assets and Liabilities-Net (-1.5%)[6]				(89,294)
Net Assets (100%)				6,136,210

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $49,093,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 101.0% and 1.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate value of these securities was $5,914,000, representing 0.1% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $52,524,000 of collateral received for securities on loan.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8 Securities with a value of $1,500,000 have been segregated as initial margin for open futures contracts.
9 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the

Total World Stock Index Fund

securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	280,591	2,664,587	1,285
Common Stocks—U.S.	3,156,868	—	13
Temporary Cash Investments	118,560	3,600	—
Futures Contracts—Assets[1]	9	—	—
Futures Contracts—Liabilities[1]	(339)	—	—
Forward Currency Contracts—Assets	—	31	—
Forward Currency Contracts—Liabilities	—	(463)	—
Total	3,555,689	2,667,755	1,298
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into

Total World Stock Index Fund

forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	March 2015	17	8,451	97
E-mini S&P 500 Index	March 2015	63	6,264	(245)
E-mini S&P Mid-Cap 400 Index	March 2015	30	4,294	51
Dow Jones EURO STOXX 50 Index	March 2015	83	3,137	257
FTSE 100 Index	March 2015	31	3,122	185
Topix Index	March 2015	20	2,408	(51)
S&P ASX 200 Index	March 2015	11	1,187	64
				358

Unrealized appreciation (depreciation) on open S&P 500 Index, E-mini S&P 500 Index, E-mini S&P Mid-Cap 400 Index, Dow Jones EURO STOXX 50 Index, FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total World Stock Index Fund

At January 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	3/25/2015	GBP	1,942	USD	3,045	(121)
Bank of America, N.A.	3/25/2015	EUR	1,874	USD	2,346	(227)
Bank of America, N.A.	3/17/2015	JPY	230,405	USD	1,939	24
BNP Paribas	3/24/2015	AUD	1,024	USD	838	(43)
BNP Paribas	3/25/2015	EUR	631	USD	769	(56)
UBS AG	3/17/2015	JPY	57,040	USD	479	7
UBS AG	3/24/2015	AUD	409	USD	333	(16)
						(432)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2015, the cost of investment securities for tax purposes was $5,392,496,000. Net unrealized appreciation of investment securities for tax purposes was $833,008,000, consisting of unrealized gains of $1,172,367,000 on securities that had risen in value since their purchase and $339,359,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Australia (5.3%)
Commonwealth Bank of Australia	1,979,255	136,856
Westpac Banking Corp.	3,788,338	101,247
BHP Billiton Ltd.	3,947,219	91,042
Australia & New Zealand Banking Group Ltd.	3,390,561	86,553
National Australia Bank Ltd.	2,909,844	80,249
Wesfarmers Ltd.	1,376,186	46,485
CSL Ltd.	630,144	42,884
Woolworths Ltd.	1,510,031	37,160
Telstra Corp. Ltd.	5,294,692	26,706
Rio Tinto Ltd.	535,303	23,870
Woodside Petroleum Ltd.	880,408	23,383
* Scentre Group	6,369,894	18,717
* Westfield Corp.	2,377,944	18,139
Suncorp Group Ltd.	1,583,105	18,038
Macquarie Group Ltd.	358,510	17,184
AMP Ltd.	3,610,491	16,101
Transurban Group	2,212,771	15,825
Brambles Ltd.	1,912,255	15,666
Amcor Ltd.	1,485,663	14,683
Insurance Australia Group Ltd.	2,831,285	14,025
QBE Insurance Group Ltd.	1,653,265	13,553
Origin Energy Ltd.	1,340,278	11,060
* Newcrest Mining Ltd.	933,071	10,075
Goodman Group	2,098,917	9,950
Aurizon Holdings Ltd.	2,519,121	9,633
Stockland	2,821,152	9,568
* AGL Energy Ltd.	807,777	8,930
Oil Search Ltd.	1,413,256	8,505
Lend Lease Group	658,513	8,488
APA Group	1,318,799	8,313
GPT Group	2,157,258	7,564
Ramsay Health Care Ltd.	159,070	7,320
Santos Ltd.	1,168,387	7,113
Sonic Healthcare Ltd.	484,584	7,075
ASX Ltd.	236,016	6,976
Dexus Property Group	1,139,590	6,806
Mirvac Group	4,523,881	6,766
Orica Ltd.	448,203	6,291
* Medibank Pvt Ltd.	3,382,646	6,267
Seek Ltd.	415,153	5,714
Incitec Pivot Ltd.	1,994,930	5,564
Asciano Ltd.	1,192,949	5,554
Bendigo & Adelaide Bank Ltd.	528,288	5,471
Computershare Ltd.	603,747	5,425
James Hardie Industries plc	538,570	5,400
Tatts Group Ltd.	1,703,961	5,099
Coca-Cola Amatil Ltd.	661,656	4,966
Novion Property Group	2,763,956	4,960
Sydney Airport	1,275,208	4,928

	Crown Resorts Ltd.	466,237	4,899
	Cochlear Ltd.	70,454	4,528
*	Alumina Ltd.	2,991,073	4,477
	Caltex Australia Ltd.	167,039	4,323
	Aristocrat Leisure Ltd.	773,975	4,193
	Federation Centres	1,761,151	4,131
	Boral Ltd.	945,846	4,094
	Bank of Queensland Ltd.	418,612	4,055
	Toll Holdings Ltd.	818,577	3,914
	Fortescue Metals Group Ltd.	1,984,648	3,599
	Challenger Ltd.	714,639	3,477
	Ansell Ltd.	187,124	3,285
	Echo Entertainment Group Ltd.	1,012,168	3,163
	Tabcorp Holdings Ltd.	891,749	3,152
*	Qantas Airways Ltd.	1,487,863	2,998
	Treasury Wine Estates Ltd.	784,477	2,982
	Iluka Resources Ltd.	514,511	2,794
*	Healthscope Ltd.	1,298,078	2,715
*	BlueScope Steel Ltd.	689,126	2,670
	IOOF Holdings Ltd.	364,778	2,662
	REA Group Ltd.	65,666	2,512
	Orora Ltd.	1,458,056	2,399
	AusNet Services	2,013,078	2,185
	Perpetual Ltd.	57,513	2,182
	Recall Holdings Ltd.	377,570	2,091
	DuluxGroup Ltd.	448,970	2,080
	Flight Centre Travel Group Ltd.	70,291	2,052
	CSR Ltd.	630,987	1,949
	Harvey Norman Holdings Ltd.	637,759	1,948
	Leighton Holdings Ltd.	121,885	1,940
	WorleyParsons Ltd.	257,651	1,917
	Platinum Asset Management Ltd.	282,168	1,896
	TPG Telecom Ltd.	352,957	1,826
	Sims Metal Management Ltd.	212,980	1,792
	Downer EDI Ltd.	524,556	1,703
	ALS Ltd.	449,559	1,697
	Adelaide Brighton Ltd.	537,278	1,489
	Fairfax Media Ltd.	2,058,319	1,432
	Metcash Ltd.	1,090,656	1,231
	Shopping Centres Australasia Property Group	805,240	1,205
	OZ Minerals Ltd.	384,201	1,148
	Goodman Fielder Ltd.	2,297,541	1,140
	Macquarie Atlas Roads Group	486,141	1,109
	Nufarm Ltd.	209,005	918
	GWA Group Ltd.	403,871	827
	Seven West Media Ltd.	754,551	765
*,^ Whitehaven Coal Ltd.		700,624	669
	Arrium Ltd.	3,541,985	559
	New Hope Corp. Ltd.	296,312	540
*	Ten Network Holdings Ltd.	2,223,521	343
			1,175,802
Austria (0.1%)
	Erste Group Bank AG	357,141	7,732
	ANDRITZ AG	91,661	4,962
	Voestalpine AG	138,779	4,942
	OMV AG	175,647	4,367
*	IMMOFINANZ AG	1,218,143	2,784

Vienna Insurance Group AG Wiener Versicherung Gruppe	47,750	2,027
^ Raiffeisen Bank International AG	144,405	1,687
^ Verbund AG	77,907	1,363
^ Telekom Austria AG	94,557	620
Strabag SE	17,306	383
		30,867
Belgium (0.9%)
Anheuser-Busch InBev NV	979,673	119,488
* KBC Groep NV	337,806	18,169
UCB SA	143,914	11,188
Delhaize Group SA	123,700	10,290
Solvay SA Class A	69,683	9,527
Ageas	261,477	8,954
Groupe Bruxelles Lambert SA	91,823	7,612
Belgacom SA	165,970	6,181
Umicore SA	140,042	5,865
RTL Group SA	47,032	4,452
Colruyt SA	90,522	4,175
* Telenet Group Holding NV	63,557	3,535
		209,436
Brazil (1.8%)
Itau Unibanco Holding SA ADR	3,163,005	38,336
Banco Bradesco SA ADR	2,585,599	32,268
Ambev SA ADR	3,553,375	23,381
BRF SA	887,562	21,196
Petroleo Brasileiro SA ADR	2,436,070	14,982
Ambev SA	2,207,240	14,523
Cielo SA	891,884	13,286
Itausa - Investimentos Itau SA Preference Shares	3,880,152	13,257
Petroleo Brasileiro SA ADR	1,867,555	11,224
Vale SA Class B ADR	1,609,930	10,078
Ultrapar Participacoes SA	470,737	9,283
Vale SA Class B ADR	1,241,642	8,729
Kroton Educacional SA	1,859,492	8,561
Banco do Brasil SA	1,050,086	8,094
BB Seguridade Participacoes SA	735,828	8,038
Banco Bradesco SA	619,923	7,760
BM&FBovespa SA	2,215,729	7,500
Embraer SA ADR	190,640	6,722
CCR SA	1,067,653	6,089
Vale SA Preference Shares	781,746	4,846
BRF SA ADR	184,343	4,373
Cia Brasileira de Distribuicao ADR	127,272	4,176
WEG SA	338,412	4,038
Lojas Renner SA	152,682	4,021
Telefonica Brasil SA Preference Shares	214,991	3,975
Souza Cruz SA	464,372	3,892
JBS SA	877,074	3,743
Lojas Americanas SA Preference Shares	637,815	3,696
Klabin SA	679,184	3,477
CETIP SA - Mercados Organizados	267,253	3,435
* Fibria Celulose SA	276,600	3,352
* Hypermarcas SA	456,433	3,104
Grupo BTG Pactual	314,289	3,082
Tractebel Energia SA	255,708	2,973
BR Malls Participacoes SA	522,213	2,973

Raia Drogasil SA	301,470	2,887
Telefonica Brasil SA ADR	152,729	2,816
Vale SA	399,190	2,787
Cia Energetica de Minas Gerais ADR	614,147	2,770
Gerdau SA ADR	791,873	2,732
* Qualicorp SA	265,900	2,636
Petroleo Brasileiro SA	851,132	2,551
Natura Cosmeticos SA	206,031	2,406
Itau Unibanco Holding SA	214,839	2,406
CPFL Energia SA	356,634	2,249
Localiza Rent a Car SA	172,513	2,247
TOTVS SA	171,362	2,146
Cia de Saneamento Basico do Estado de Sao Paulo	418,117	2,084
Cia Energetica de Sao Paulo Preference Shares	227,834	1,995
Estacio Participacoes SA	308,900	1,924
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	54,330	1,812
Tim Participacoes SA ADR	81,069	1,789
M Dias Branco SA	56,262	1,732
Multiplan Empreendimentos Imobiliarios SA	95,000	1,699
Cia Paranaense de Energia ADR	128,700	1,493
Cia Energetica de Minas Gerais Preference Shares	328,837	1,460
Suzano Papel e Celulose SA Preference Shares Class A	350,200	1,425
Tim Participacoes SA	323,930	1,424
Petroleo Brasileiro SA Preference Shares	433,739	1,320
Cyrela Brazil Realty SA Empreendimentos e Participacoes	327,171	1,318
Sul America SA	299,488	1,277
Cosan SA Industria e Comercio	137,934	1,266
Metalurgica Gerdau SA Preference Shares Class A	333,929	1,229
Bradespar SA Preference Shares	279,268	1,210
Porto Seguro SA	119,212	1,202
Cia Hering	168,114	1,140
* Via Varejo SA	162,000	1,066
* B2W Cia Digital	119,900	1,024
Cia Siderurgica Nacional SA ADR	663,798	996
Duratex SA	355,705	983
EcoRodovias Infraestrutura e Logistica SA	251,700	971
Gerdau SA Preference Shares	282,486	961
Braskem SA ADR	100,114	943
* Usinas Siderurgicas de Minas Gerais SA	147,820	937
MRV Engenharia e Participacoes SA	358,400	927
Embraer SA	101,400	900
EDP - Energias do Brasil SA	274,400	882
Transmissora Alianca de Energia Eletrica SA	108,644	797
Lojas Americanas SA	178,295	777
ALL - America Latina Logistica SA	527,816	761
BR Properties SA	224,947	749
Multiplus SA	56,323	728
AES Tiete SA Preference Shares	112,916	697
* Oi SA Preference Shares	350,557	647
Centrais Eletricas Brasileiras SA	328,299	630
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	41,462	606
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	474,854	593
Centrais Eletricas Brasileiras SA Preference Shares	252,976	580
Cia Energetica de Minas Gerais	99,669	468
Light SA	81,164	429
Gerdau SA	147,684	409
Itau Unibanco Holding SA Preference Shares	27,508	338

Cia Siderurgica Nacional SA	217,400	337
* Oi SA	160,034	322
AES Tiete SA	62,900	320
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	17,268	288
Guararapes Confeccoes SA	9,777	286
Arteris SA	57,398	264
Cia Paranaense de Energia	24,000	195
Braskem SA Preference Shares	33,000	153
Oi SA ADR	68,948	136
Banco Bradesco SA Preference Shares	9,198	116
* Cosan Logistica SA	128,034	105
Cia Paranaense de Energia Preference Shares	4,200	49
Oi SA ADR	4,655	10
		404,275
Canada (6.1%)
Royal Bank of Canada	1,772,452	100,068
Toronto-Dominion Bank	2,273,426	90,529
Bank of Nova Scotia	1,490,877	71,640
* Valeant Pharmaceuticals International Inc.	381,034	60,923
Canadian National Railway Co.	898,691	59,210
Suncor Energy Inc.	1,796,388	53,579
Enbridge Inc.	1,028,711	49,829
^ Bank of Montreal	801,782	46,017
Canadian Natural Resources Ltd.	1,349,432	39,123
TransCanada Corp.	867,732	38,610
Potash Corp. of Saskatchewan Inc.	1,020,708	37,159
Manulife Financial Corp.	2,287,221	36,683
Brookfield Asset Management Inc. Class A	699,269	35,632
Canadian Imperial Bank of Commerce	491,943	34,138
Canadian Pacific Railway Ltd.	191,956	33,456
* Goldcorp Inc.	997,307	24,087
* Magna International Inc.	246,757	23,709
Sun Life Financial Inc.	753,243	23,035
Agrium Inc.	178,360	19,029
Alimentation Couche-Tard Inc. Class B	479,200	18,777
Cenovus Energy Inc.	923,703	17,497
* Thomson Reuters Corp.	446,255	17,124
* Barrick Gold Corp.	1,321,289	16,897
Rogers Communications Inc. Class B	446,197	15,865
BCE Inc.	342,461	15,728
Loblaw Cos. Ltd.	284,614	14,140
National Bank of Canada	402,805	14,014
* Fairfax Financial Holdings Ltd.	26,115	13,872
^ Crescent Point Energy Corp.	547,823	13,020
* CGI Group Inc. Class A	327,280	12,968
* Catamaran Corp.	255,803	12,773
Pembina Pipeline Corp.	409,823	12,733
Imperial Oil Ltd.	323,021	12,009
Shaw Communications Inc. Class B	489,944	11,313
Encana Corp.	915,741	11,199
Fortis Inc.	338,552	11,166
Franco-Nevada Corp.	192,835	11,128
Intact Financial Corp.	162,200	10,840
Inter Pipeline Ltd.	399,057	10,376
* Silver Wheaton Corp.	451,192	10,365
Power Corp. of Canada	429,763	10,363
* Restaurant Brands International Inc.	260,106	10,079

	Talisman Energy Inc.	1,266,801	9,551
	Great-West Lifeco Inc.	371,083	9,406
	Saputo Inc.	311,169	8,948
^	RioCan REIT	383,851	8,893
*	Agnico Eagle Mines Ltd.	259,474	8,748
	TELUS Corp.	251,515	8,628
	Canadian Tire Corp. Ltd. Class A	92,430	8,524
	Metro Inc.	104,611	8,279
	Husky Energy Inc.	365,247	7,861
	Power Financial Corp.	284,837	7,686
	Canadian Utilities Ltd. Class A	229,906	7,623
	Teck Resources Ltd. Class B	577,209	7,472
	CI Financial Corp.	289,787	7,389
^	ARC Resources Ltd.	390,003	7,059
	Cameco Corp.	483,758	6,807
	First Quantum Minerals Ltd.	734,736	6,702
*	BlackBerry Ltd.	616,947	6,268
	SNC-Lavalin Group Inc.	187,581	6,207
*	Tourmaline Oil Corp.	217,052	5,968
	George Weston Ltd.	62,716	4,971
*	Kinross Gold Corp.	1,407,860	4,775
	Yamana Gold Inc.	1,084,715	4,490
	Eldorado Gold Corp.	880,898	4,229
	IGM Financial Inc.	121,659	4,175
	Bombardier Inc. Class B	1,760,561	4,018
^	Canadian Oil Sands Ltd.	586,861	3,626
	Finning International Inc.	212,524	3,504
	TransAlta Corp.	334,508	2,927
*	Turquoise Hill Resources Ltd.	986,645	2,865
*	MEG Energy Corp.	187,428	2,859
	Barrick Gold Corp.	112,553	1,438
*,^ Pacific Rubiales Energy Corp.		385,725	896
^	Penn West Petroleum Ltd.	583,162	881
	Bombardier Inc. Class A	57,933	137
*	Restaurant Brands International LP	1,203	44
			1,374,556
Chile (0.3%)
	Empresa Nacional de Electricidad SA ADR	131,080	5,597
	Empresas COPEC SA	461,218	5,224
	Enersis SA ADR	306,637	4,676
	SACI Falabella	587,454	3,854
*	Latam Airlines Group SA	332,395	3,503
	Empresas CMPC SA	1,371,631	3,407
	Cencosud SA	1,332,959	3,270
	Banco de Chile	28,639,563	3,161
	Banco Santander Chile ADR	159,680	3,040
	Sociedad Quimica y Minera de Chile SA ADR	126,781	3,025
	Enersis SA	8,755,223	2,711
	Colbun SA	8,609,852	2,343
	Banco de Credito e Inversiones	52,561	2,201
	Corpbanca SA	187,600,722	2,076
	Aguas Andinas SA Class A	3,554,967	2,036
	Cia Cervecerias Unidas SA	174,621	1,596
	AES Gener SA	2,951,905	1,522
	ENTEL Chile SA	132,235	1,238
*	Latam Airlines Group SA	72,072	744
	Banco Santander Chile	15,222,058	722

	Embotelladora Andina SA Preference Shares	247,251	696
	Empresa Nacional de Electricidad SA	350,630	502
	CAP SA	79,387	196
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,990	48
			57,388
China (4.6%)
*	Tencent Holdings Ltd.	5,646,760	95,241
	China Mobile Ltd.	6,402,204	83,923
	China Construction Bank Corp.	88,712,277	71,013
	Industrial & Commercial Bank of China Ltd.	88,606,500	63,188
	Bank of China Ltd.	92,568,541	51,677
	China Life Insurance Co. Ltd.	9,158,000	35,488
	Ping An Insurance Group Co. of China Ltd.	3,062,438	32,459
	PetroChina Co. Ltd.	25,906,000	28,131
	CNOOC Ltd.	19,750,536	26,206
	China Petroleum & Chemical Corp.	31,341,400	24,799
	Agricultural Bank of China Ltd.	31,786,715	15,522
	China Pacific Insurance Group Co. Ltd.	3,161,720	15,195
	China Overseas Land & Investment Ltd.	5,025,760	14,492
	China Merchants Bank Co. Ltd.	5,617,008	12,537
	China Telecom Corp. Ltd.	19,804,000	11,712
	CITIC Ltd.	6,703,000	11,538
	China Shenhua Energy Co. Ltd.	4,172,000	11,452
	Hengan International Group Co. Ltd.	899,017	10,671
	China Unicom Hong Kong Ltd.	6,954,123	10,409
	Lenovo Group Ltd.	7,887,966	10,157
	China Minsheng Banking Corp. Ltd.	7,473,560	9,072
	Bank of Communications Co. Ltd.	9,904,220	8,315
	PICC Property & Casualty Co. Ltd.	4,048,540	7,896
	Belle International Holdings Ltd.	6,458,839	7,311
	China Resources Land Ltd.	2,834,190	7,251
	Great Wall Motor Co. Ltd.	1,267,750	7,236
	China CITIC Bank Corp. Ltd.	9,389,843	6,944
	China Resources Power Holdings Co. Ltd.	2,346,400	6,570
*,^ Hanergy Thin Film Power Group Ltd.		13,624,000	6,329
	China Communications Construction Co. Ltd.	5,766,000	6,264
	Brilliance China Automotive Holdings Ltd.	3,342,000	6,130
	Huaneng Power International Inc.	4,146,000	5,803
	ENN Energy Holdings Ltd.	908,000	5,367
	Dongfeng Motor Group Co. Ltd.	3,620,000	5,235
	China Merchants Holdings International Co. Ltd.	1,396,893	5,133
	Beijing Enterprises Holdings Ltd.	664,800	5,075
	New China Life Insurance Co. Ltd.	870,643	5,015
^	Anhui Conch Cement Co. Ltd.	1,477,500	4,946
	China Everbright International Ltd.	3,208,000	4,733
	CITIC Securities Co. Ltd.	1,451,000	4,662
	Sinopharm Group Co. Ltd.	1,275,200	4,643
	China Longyuan Power Group Corp. Ltd.	4,142,000	4,446
^	Haitong Securities Co. Ltd.	1,846,400	4,001
*	China Taiping Insurance Holdings Co. Ltd.	1,206,026	3,710
	Guangdong Investment Ltd.	2,722,000	3,654
	China Oilfield Services Ltd.	2,212,000	3,638
	Kunlun Energy Co. Ltd.	3,472,000	3,615
*,^ China Vanke Co. Ltd.		1,612,238	3,494
	Zhuzhou CSR Times Electric Co. Ltd.	622,500	3,473
	China Railway Group Ltd.	4,755,000	3,471
	China National Building Material Co. Ltd.	3,596,400	3,457

	Sino Biopharmaceutical Ltd.	3,447,627	3,444
	China Resources Enterprise Ltd.	1,534,000	3,359
	Shimao Property Holdings Ltd.	1,546,094	3,245
*,2 CGN Power Co. Ltd.		7,467,000	3,169
	Byd Co. Ltd.	866,141	3,146
	Beijing Enterprises Water Group Ltd.	4,744,000	3,115
	Tsingtao Brewery Co. Ltd.	464,000	3,105
^	Evergrande Real Estate Group Ltd.	7,375,336	3,061
	China Gas Holdings Ltd.	1,979,592	3,060
	COSCO Pacific Ltd.	2,016,578	2,918
	China State Construction International Holdings Ltd.	1,890,000	2,897
	CSPC Pharmaceutical Group Ltd.	3,403,765	2,871
	Sihuan Pharmaceutical Holdings Group Ltd.	4,459,000	2,871
	Sino-Ocean Land Holdings Ltd.	4,453,685	2,848
*	GCL-Poly Energy Holdings Ltd.	12,828,000	2,785
	Country Garden Holdings Co. Ltd.	6,909,812	2,753
^	China Coal Energy Co. Ltd.	4,991,000	2,750
	CSR Corp. Ltd.	2,265,000	2,740
	Jiangxi Copper Co. Ltd.	1,636,000	2,663
	China Railway Construction Corp. Ltd.	2,291,074	2,626
*,^ Aluminum Corp. of China Ltd.		5,768,000	2,604
	Chongqing Changan Automobile Co. Ltd. Class B	1,021,121	2,554
	Guangzhou Automobile Group Co. Ltd.	2,737,558	2,482
	Haier Electronics Group Co. Ltd.	913,215	2,452
	Air China Ltd.	2,544,000	2,441
	Shenzhou International Group Holdings Ltd.	669,944	2,434
	Weichai Power Co. Ltd.	589,200	2,331
	Fosun International Ltd.	1,659,000	2,317
	Zhejiang Expressway Co. Ltd.	1,816,000	2,311
2	People's Insurance Co. Group of China Ltd.	4,678,000	2,278
	Zijin Mining Group Co. Ltd.	7,472,000	2,275
	Shanghai Electric Group Co. Ltd.	3,692,000	2,264
	China Everbright Ltd.	1,044,000	2,258
	Geely Automobile Holdings Ltd.	5,510,000	2,257
	GOME Electrical Appliances Holding Ltd.	15,918,357	2,191
	Longfor Properties Co. Ltd.	1,657,000	2,177
^	Kingsoft Corp. Ltd.	886,000	2,111
*	China Everbright Bank Co. Ltd.	3,937,297	2,098
	Chongqing Rural Commercial Bank Co. Ltd.	3,358,000	2,055
*,2 Dalian Wanda Commercial Properties Co. Ltd.		325,400	2,011
	Datang International Power Generation Co. Ltd.	3,674,000	2,009
	China Resources Gas Group Ltd.	812,000	1,976
*	China Cinda Asset Management Co. Ltd.	3,958,000	1,872
	ANTA Sports Products Ltd.	1,064,000	1,870
	Shenzhen International Holdings Ltd.	1,293,000	1,863
^	Yanzhou Coal Mining Co. Ltd.	2,336,910	1,858
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,297,454	1,830
	AviChina Industry & Technology Co. Ltd.	2,788,000	1,801
	Jiangsu Expressway Co. Ltd.	1,444,000	1,792
	Huadian Power International Corp. Ltd.	1,972,000	1,784
	Beijing Capital International Airport Co. Ltd.	1,852,000	1,760
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	481,500	1,738
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,156,000	1,692
	Shanghai Industrial Holdings Ltd.	564,000	1,666
	ZTE Corp.	749,026	1,643
	Far East Horizon Ltd.	1,917,445	1,634
*,^ China COSCO Holdings Co. Ltd.		3,224,800	1,594

	Sinotrans Ltd.	2,187,000	1,547
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	637,393	1,532
	Yuexiu Property Co. Ltd.	7,759,708	1,508
	Huadian Fuxin Energy Corp. Ltd.	3,160,134	1,489
	Shanghai Pharmaceuticals Holding Co. Ltd.	676,700	1,465
^,2 China Galaxy Securities Co. Ltd.		1,375,500	1,465
*	China Shipping Container Lines Co. Ltd.	4,633,700	1,454
	Huaneng Renewables Corp. Ltd.	4,064,000	1,452
	China Resources Cement Holdings Ltd.	2,424,000	1,439
	Kingboard Chemical Holdings Ltd.	877,600	1,419
	Nine Dragons Paper Holdings Ltd.	1,919,331	1,410
	China Communications Services Corp. Ltd.	3,072,800	1,384
	Guangzhou R&F Properties Co. Ltd.	1,197,200	1,357
	China International Marine Containers Group Co. Ltd.	701,520	1,347
^	China Huishan Dairy Holdings Co. Ltd.	8,356,438	1,336
	Haitian International Holdings Ltd.	676,000	1,311
	TravelSky Technology Ltd.	1,236,000	1,304
	Franshion Properties China Ltd.	4,418,000	1,297
	SOHO China Ltd.	1,862,000	1,293
	BBMG Corp.	1,450,000	1,269
	Sinopec Shanghai Petrochemical Co. Ltd.	4,319,000	1,250
*	China Shipping Development Co. Ltd.	1,608,000	1,144
	Metallurgical Corp. of China Ltd.	3,590,000	1,108
	Agile Property Holdings Ltd.	1,754,750	1,069
	China Southern Airlines Co. Ltd.	1,995,000	1,062
	China Agri-Industries Holdings Ltd.	2,622,200	1,059
	Poly Property Group Co. Ltd.	2,286,000	1,050
^	Golden Eagle Retail Group Ltd.	880,000	1,049
	Beijing Jingneng Clean Energy Co. Ltd.	2,500,000	1,000
*	China Eastern Airlines Corp. Ltd.	1,960,000	994
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,583,005	971
	China Molybdenum Co. Ltd.	1,522,000	963
*	Luye Pharma Group Ltd.	803,000	958
*,^ Li Ning Co. Ltd.		2,185,104	953
	Angang Steel Co. Ltd.	1,264,000	940
2	Sinopec Engineering Group Co. Ltd.	1,294,093	924
*,^ China Yurun Food Group Ltd.		2,394,000	920
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	258,000	914
	Guangshen Railway Co. Ltd.	1,744,000	902
^	Dongfang Electric Corp. Ltd.	404,400	887
*	Renhe Commercial Holdings Co. Ltd.	19,380,000	875
	Lee & Man Paper Manufacturing Ltd.	1,665,200	874
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	264,684	868
	China South City Holdings Ltd.	2,630,000	860
	KWG Property Holding Ltd.	1,345,500	859
	Xinjiang Goldwind Science & Technology Co. Ltd.	536,400	855
*,2 BAIC Motor Corp. Ltd.		729,200	816
	China BlueChemical Ltd.	2,310,000	803
	Huishang Bank	1,839,504	801
	Shenzhen Investment Ltd.	2,762,808	797
	China Hongqiao Group Ltd.	1,231,886	778
	Greentown China Holdings Ltd.	878,621	766
^	China Zhongwang Holdings Ltd.	1,709,600	750
	China National Materials Co. Ltd.	2,801,000	738
*,2 Shengjing Bank Co. Ltd.		741,776	724
	Zhongsheng Group Holdings Ltd.	821,000	714
*	Hopson Development Holdings Ltd.	784,000	695

	Shenzhen Expressway Co. Ltd.	878,000	683
	CSG Holding Co. Ltd. Class B	933,712	679
^	Zhaojin Mining Industry Co. Ltd.	1,092,500	666
	China Merchants Property Development Co. Ltd. Class B	263,825	663
	Weifu High-Technology Group Co. Ltd. Class B	175,784	642
	Guangdong Electric Power Development Co. Ltd. Class B	817,560	621
	Harbin Electric Co. Ltd.	862,000	618
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	345,760	592
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	251,691	583
*	Maanshan Iron & Steel Co. Ltd.	2,122,000	576
	China Dongxiang Group Co. Ltd.	3,304,000	562
	Dazhong Transportation Group Co. Ltd. Class B	658,000	551
*	China Conch Venture Holdings Ltd.	257,000	544
*	BOE Technology Group Co. Ltd. Class B	1,675,520	538
	China Machinery Engineering Corp.	629,361	534
	Kingboard Laminates Holdings Ltd.	1,255,000	532
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	528
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	256,100	522
	CIMC Enric Holdings Ltd.	670,287	516
*,2 Tianhe Chemicals Group Ltd.		3,538,329	512
	Wumart Stores Inc.	662,094	468
	Bosideng International Holdings Ltd.	3,466,000	445
	Sinotruk Hong Kong Ltd.	804,500	441
	Jiangling Motors Corp. Ltd. Class B	90,183	439
^	Biostime International Holdings Ltd.	159,000	432
	Sichuan Expressway Co. Ltd.	938,000	395
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	193,500	394
	Anhui Expressway Co. Ltd.	518,000	375
	Anhui Gujing Distillery Co. Ltd. Class B	125,900	373
*	Sinofert Holdings Ltd.	1,919,153	351
	Shandong Chenming Paper Holdings Ltd. Class B	584,700	329
*	CITIC Resources Holdings Ltd.	2,472,690	324
	Shanghai Bailian Group Co. Ltd. Class B	188,490	317
*	China Foods Ltd.	934,000	308
	Beijing North Star Co. Ltd.	922,000	291
	Tianjin Capital Environmental Protection Group Co. Ltd.	420,000	280
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	280
*	Shanghai Haixin Group Co. Class B	462,434	279
*	Lianhua Supermarket Holdings Co. Ltd.	528,200	255
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	402,235	213
*	Huadian Energy Co. Ltd. Class B	468,600	208
*	Sany Heavy Equipment International Holdings Co. Ltd.	966,000	208
	Double Coin Holdings Ltd. Class B	255,000	196
*	Chaoda Modern Agriculture Holdings Ltd.	2,603,884	182
	Foshan Electrical and Lighting Co. Ltd. Class B	198,820	173
	Shandong Chenming Paper Holdings Ltd.	311,500	153
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	174,400	150
	Bengang Steel Plates Co. Class B	372,700	140
	Jinzhou Port Co. Ltd. Class B	211,860	103
			1,020,340
Colombia (0.1%)
	Bancolombia SA ADR	138,635	6,415
	Grupo de Inversiones Suramericana SA	287,978	4,178
	Ecopetrol SA	4,712,637	3,776
	Almacenes Exito SA	276,372	2,832
	Corp Financiera Colombiana SA	129,502	1,967
	Cementos Argos SA	521,160	1,965

Grupo Aval Acciones y Valores Preference Shares	3,532,324	1,860
Grupo de Inversiones Suramericana SA Preference Shares	112,421	1,603
Interconexion Electrica SA ESP	414,847	1,275
* Cemex Latam Holdings SA	199,319	1,243
Isagen SA ESP	978,957	1,158
Ecopetrol SA ADR	67,200	1,095
Grupo Aval Acciones y Valores ADR	46,834	484
		29,851
Czech Republic (0.0%)
CEZ AS	191,893	4,491
Komercni banka as	19,560	3,981
O2 Czech Republic AS	75,099	664
		9,136
Denmark (1.1%)
Novo Nordisk A/S Class B	2,396,032	106,793
Danske Bank A/S	967,652	25,045
AP Moeller - Maersk A/S Class B	8,275	16,722
Novozymes A/S	284,290	12,965
AP Moeller - Maersk A/S Class A	5,531	10,823
* Vestas Wind Systems A/S	272,651	10,593
Pandora A/S	145,481	10,400
Coloplast A/S Class B	123,157	9,708
Carlsberg A/S Class B	129,996	9,546
TDC A/S	977,458	7,234
DSV A/S	213,413	6,722
Chr Hansen Holding A/S	109,538	4,552
* ISS A/S	153,748	4,542
* Jyske Bank A/S	87,153	3,945
Tryg A/S	29,058	3,402
* William Demant Holding A/S	31,081	2,359
H Lundbeck A/S	70,930	1,441
Rockwool International A/S Class B	7,657	818
		247,610
Egypt (0.1%)
Commercial International Bank Egypt SAE	976,067	7,071
Talaat Moustafa Group	1,204,944	1,819
* Global Telecom Holding SAE GDR	518,384	1,495
* Egyptian Financial Group-Hermes Holding Co.	541,418	1,261
Juhayna Food Industries	522,845	726
* Ezz Steel	349,074	703
* Egypt Kuwait Holding Co. SAE	927,147	666
* ElSwedy Electric Co.	90,127	605
Telecom Egypt Co.	362,333	583
Sidi Kerir Petrochemicals Co.	165,354	331
		15,260
Finland (0.6%)
Nokia Oyj	4,596,934	35,353
Sampo Oyj Class A	577,594	27,974
Kone Oyj Class B	467,062	21,066
Fortum Oyj	544,889	11,623
UPM-Kymmene Oyj	650,818	11,440
Wartsila OYJ Abp	189,868	8,802
Stora Enso Oyj	709,856	6,887
Metso Oyj	167,274	5,089
Neste Oil Oyj	165,617	4,606
^ Nokian Renkaat Oyj	163,385	4,027

Orion Oyj Class B	121,811	4,016
Kesko Oyj Class B	83,186	3,040
		143,923
France (6.4%)
Sanofi	1,407,785	129,714
Total SA	2,498,548	128,253
BNP Paribas SA	1,201,202	63,070
AXA SA	2,333,849	54,594
Schneider Electric SE	679,705	51,095
LVMH Moet Hennessy Louis Vuitton SA	308,053	49,543
Danone SA	685,589	46,011
Orange SA	2,216,699	38,999
GDF Suez	1,750,878	38,832
Vivendi SA	1,563,933	36,983
Airbus Group NV	682,023	36,338
Societe Generale SA	889,182	35,707
* L'Oreal SA Loyalty Line	190,657	34,091
Vinci SA	561,672	29,507
Pernod Ricard SA	241,163	28,918
Air Liquide SA	219,013	27,611
Essilor International SA	241,631	26,911
Air Liquide SA	202,090	25,477
Cie de Saint-Gobain	561,703	23,929
Carrefour SA	726,710	22,772
Cie Generale des Etablissements Michelin	230,194	22,417
Safran SA	322,770	21,497
Kering	90,758	18,312
L'Oreal SA	101,549	18,158
Publicis Groupe SA	238,793	17,842
Renault SA	229,794	17,562
Legrand SA	326,912	17,524
Valeo SA	95,562	13,474
SES SA	364,788	13,289
Cap Gemini SA	181,254	13,156
* Alcatel-Lucent	3,392,585	11,742
Christian Dior SA	64,022	11,011
^ Sodexo SA	110,686	10,982
Accor SA	213,300	10,605
Credit Agricole SA	891,938	10,578
Klepierre	215,065	10,121
^ Hermes International	29,258	9,929
Veolia Environnement SA	529,752	9,705
Dassault Systemes	155,415	9,604
* Lafarge SA	134,714	9,230
* Alstom SA	266,302	8,677
Bouygues SA	232,383	8,281
Zodiac Aerospace	235,285	7,803
Technip SA	131,655	7,688
Groupe Eurotunnel SE	563,078	7,560
Natixis SA	1,147,950	7,301
Suez Environnement Co.	396,567	7,290
Edenred	246,577	7,087
AtoS	95,673	7,035
Eutelsat Communications SA	200,989	6,905
Rexel SA	358,715	6,702
Iliad SA	28,698	6,675
* Peugeot SA	463,034	6,674

	Thales SA	125,032	6,584
*	Numericable-SFR	125,110	6,532
	STMicroelectronics NV	780,522	6,481
	Casino Guichard Perrachon SA	71,048	6,446
	Lafarge SA	90,063	6,171
	Arkema SA	83,317	5,943
	Electricite de France SA	217,158	5,887
	Bureau Veritas SA	266,640	5,646
	Gecina SA	42,454	5,563
	SCOR SE	172,289	5,363
	Societe BIC SA	32,900	4,678
*	Credit Agricole SA Loyalty Line	374,217	4,438
	Aeroports de Paris	35,539	4,264
	Fonciere Des Regions	40,953	4,195
	Wendel SA	37,286	4,179
	ICADE	43,854	3,828
	Lagardere SCA	137,775	3,768
	CNP Assurances	200,580	3,521
	Eurazeo SA	47,627	3,338
	Vallourec SA	142,404	3,090
	JCDecaux SA	82,100	2,954
	Imerys SA	40,253	2,906
	Bollore SA	673,000	2,897
*	Electricite de France SA Loyalty Line	102,414	2,776
	Eiffage SA	49,512	2,411
	Remy Cointreau SA	29,267	2,166
	Ipsen SA	42,034	2,139
	Societe Television Francaise 1	131,595	2,072
	BioMerieux	17,960	1,962
*,^ Air France-KLM		185,299	1,632
	SEB SA	23,023	1,576
	Euler Hermes Group	15,869	1,554
*	SEB SA Loyalty Line	9,727	666
			1,428,397
Germany (6.3%)
	Bayer AG	1,017,127	146,499
	Daimler AG	1,174,922	106,407
^	Siemens AG	975,022	102,999
	BASF SE	1,135,427	101,551
	Allianz SE	560,008	92,341
	SAP SE	1,099,355	71,753
	Deutsche Telekom AG	3,833,552	66,084
	Deutsche Bank AG	1,696,545	49,247
	Bayerische Motoren Werke AG	399,981	46,514
	Linde AG	227,638	43,609
	Volkswagen AG Preference Shares	188,911	42,144
	Deutsche Post AG	1,170,156	37,870
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	186,500	37,390
	E.ON SE	2,283,151	35,343
	Continental AG	132,645	29,931
	Fresenius SE & Co. KGaA	481,660	27,569
	Henkel AG & Co. KGaA Preference Shares	213,275	24,419
	Fresenius Medical Care AG & Co. KGaA	259,674	19,245
	adidas AG	257,518	17,719
	Deutsche Boerse AG	226,632	17,379
	RWE AG	595,182	16,510
	Merck KGaA	159,082	15,895

Porsche Automobil Holding SE Preference Shares	188,647	15,809
Infineon Technologies AG	1,381,526	15,483
Henkel AG & Co. KGaA	143,159	14,648
* Commerzbank AG	1,164,275	13,959
* ThyssenKrupp AG	519,331	13,492
HeidelbergCement AG	173,453	12,756
ProSiebenSat.1 Media AG	260,673	11,540
Beiersdorf AG	123,025	10,798
Brenntag AG	189,035	10,290
GEA Group AG	218,050	9,856
Symrise AG	149,056	9,756
Deutsche Wohnen AG	352,138	9,147
Volkswagen AG	36,011	7,995
HUGO BOSS AG	57,482	7,422
K&S AG	233,328	7,367
Hannover Rueck SE	74,019	6,634
* QIAGEN NV	287,814	6,585
Wirecard AG	141,633	6,331
United Internet AG	145,663	6,310
MTU Aero Engines AG	62,223	5,693
LANXESS AG	111,369	5,338
* METRO AG	161,907	4,982
Deutsche Lufthansa AG	284,512	4,812
* OSRAM Licht AG	103,491	4,757
MAN SE	42,856	4,569
* TUI AG-NEW	247,286	4,276
TUI AG-DI	232,404	4,087
Telefonica Deutschland Holding AG	662,259	3,674
* Kabel Deutschland Holding AG	26,085	3,544
Fuchs Petrolub SE Preference Shares	83,618	3,439
Axel Springer SE	51,095	3,142
Fraport AG Frankfurt Airport Services Worldwide	45,475	2,779
Evonik Industries AG	86,751	2,751
Bilfinger SE	46,152	2,411
HOCHTIEF AG	30,935	2,151
Fielmann AG	31,277	2,126
Wacker Chemie AG	18,628	1,995
Celesio AG	59,711	1,769
Software AG	66,022	1,747
FUCHS PETROLUB SE	40,664	1,536
Talanx AG	45,439	1,384
^ Suedzucker AG	96,737	1,216
Puma SE	3,355	639
		1,419,413
Greece (0.0%)
* Hellenic Telecommunications Organization SA	299,361	2,469
OPAP SA	260,512	2,201
* National Bank of Greece SA	1,855,812	1,898
* Alpha Bank AE	4,700,244	1,717
* Piraeus Bank SA	2,529,719	1,472
		9,757
Hong Kong (2.8%)
AIA Group Ltd.	14,813,881	85,994
Hutchison Whampoa Ltd.	2,460,722	32,566
Hong Kong Exchanges and Clearing Ltd.	1,411,300	32,481
Cheung Kong Holdings Ltd.	1,621,331	30,940

	Sun Hung Kai Properties Ltd.	1,892,639	30,798
	Link REIT	2,809,843	19,008
	Jardine Matheson Holdings Ltd.	292,246	18,675
	Hong Kong & China Gas Co. Ltd.	7,634,844	17,484
	Power Assets Holdings Ltd.	1,630,312	17,052
	CLP Holdings Ltd.	1,900,757	16,969
	Hang Seng Bank Ltd.	941,600	16,480
	BOC Hong Kong Holdings Ltd.	4,427,382	15,519
	Wharf Holdings Ltd.	1,873,275	15,176
	Sands China Ltd.	2,974,400	14,480
	Galaxy Entertainment Group Ltd.	2,562,000	13,382
	Hongkong Land Holdings Ltd.	1,435,265	10,628
	Swire Pacific Ltd. Class A	781,441	10,465
	Henderson Land Development Co. Ltd.	1,388,335	9,897
	Want Want China Holdings Ltd.	8,079,805	9,676
	Jardine Strategic Holdings Ltd.	275,000	9,595
	Hang Lung Properties Ltd.	2,795,000	8,218
	MTR Corp. Ltd.	1,711,500	7,582
	China Mengniu Dairy Co. Ltd.	1,663,000	7,578
	New World Development Co. Ltd.	6,164,309	7,349
	Li & Fung Ltd.	7,075,555	7,002
	Bank of East Asia Ltd.	1,638,807	6,809
	Sino Land Co. Ltd.	3,703,600	6,194
	Tingyi Cayman Islands Holding Corp.	2,423,667	5,970
	Wheelock & Co. Ltd.	994,000	5,624
	AAC Technologies Holdings Inc.	856,500	5,474
	Cheung Kong Infrastructure Holdings Ltd.	657,000	5,392
	Techtronic Industries Co. Ltd.	1,552,000	5,068
	Samsonite International SA	1,566,620	4,754
	Hang Lung Group Ltd.	998,741	4,750
	Swire Properties Ltd.	1,431,500	4,596
	Yue Yuen Industrial Holdings Ltd.	1,010,830	3,761
	Hysan Development Co. Ltd.	761,000	3,678
^	Prada SPA	626,206	3,677
	Wynn Macau Ltd.	1,327,700	3,677
	SJM Holdings Ltd.	2,245,000	3,296
	PCCW Ltd.	4,773,000	3,166
	NWS Holdings Ltd.	1,649,500	3,061
	First Pacific Co. Ltd.	2,872,350	2,926
	Cathay Pacific Airways Ltd.	1,251,015	2,919
	VTech Holdings Ltd.	196,700	2,769
	Kerry Properties Ltd.	781,000	2,760
	Esprit Holdings Ltd.	2,423,344	2,727
^	Sun Art Retail Group Ltd.	2,944,555	2,658
	ASM Pacific Technology Ltd.	293,100	2,650
	Hopewell Holdings Ltd.	669,000	2,511
*	Semiconductor Manufacturing International Corp.	28,799,000	2,496
	MGM China Holdings Ltd.	929,776	2,252
*,2 WH Group Ltd.		3,839,161	2,172
	Television Broadcasts Ltd.	344,300	2,139
	New World China Land Ltd.	3,233,400	2,013
^	Melco International Development Ltd.	985,000	1,961
	Huabao International Holdings Ltd.	2,320,000	1,828
*	Alibaba Health Information Technology Ltd.	2,702,000	1,776
^	Chow Tai Fook Jewellery Group Ltd.	1,307,600	1,734
	Shangri-La Asia Ltd.	1,314,390	1,706
	Orient Overseas International Ltd.	249,000	1,624

	Johnson Electric Holdings Ltd.	438,375	1,598
*	FIH Mobile Ltd.	3,469,000	1,543
*	United Co. RUSAL plc	2,201,876	1,486
	Champion REIT	2,925,000	1,432
	Cafe de Coral Holdings Ltd.	382,000	1,406
	Uni-President China Holdings Ltd.	1,591,702	1,376
*	Global Brands Group Holding Ltd.	7,237,555	1,364
	L'Occitane International SA	519,750	1,312
	Xinyi Glass Holdings Ltd.	2,310,000	1,215
	Lifestyle International Holdings Ltd.	551,500	1,080
	Great Eagle Holdings Ltd.	314,000	1,046
	Dah Sing Financial Holdings Ltd.	177,321	1,024
	Shun Tak Holdings Ltd.	2,239,625	1,023
	China Travel International Investment Hong Kong Ltd.	3,114,000	1,022
	Kerry Logistics Network Ltd.	658,000	1,004
	Shui On Land Ltd.	4,203,200	946
^	Shougang Fushan Resources Group Ltd.	4,414,000	910
*,^ Brightoil Petroleum Holdings Ltd.		3,490,000	857
^	SA Sa International Holdings Ltd.	1,235,844	798
*,^ Macau Legend Development Ltd.		2,055,000	752
	Towngas China Co. Ltd.	848,921	741
^	Xinyi Solar Holdings Ltd.	2,670,000	733
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,531,000	698
	Dah Sing Banking Group Ltd.	410,063	684
	Texwinca Holdings Ltd.	776,000	635
	Hopewell Highway Infrastructure Ltd.	1,001,600	484
	Kowloon Development Co. Ltd.	406,000	474
	Parkson Retail Group Ltd.	1,727,000	413
*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		4,279,229	388
*	China Oceanwide Holdings Ltd.	2,988,000	321
			616,327
Hungary (0.0%)
	OTP Bank plc	227,559	3,018
	Richter Gedeon Nyrt	181,245	2,459
	MOL Hungarian Oil & Gas plc	58,606	2,346
*	Magyar Telekom Telecommunications plc	520,363	675
			8,498
India (2.3%)
	Housing Development Finance Corp. Ltd.	1,913,361	38,881
^	Infosys Ltd. ADR	1,140,392	38,865
	HDFC Bank Ltd. ADR	421,980	24,044
	Tata Consultancy Services Ltd.	577,761	23,139
	ICICI Bank Ltd. ADR	1,696,725	20,378
2	Reliance Industries Ltd. GDR	668,687	19,850
	Oil & Natural Gas Corp. Ltd.	2,512,326	14,203
	Sun Pharmaceutical Industries Ltd.	940,671	13,916
	ITC Ltd.	2,327,945	13,807
*	Axis Bank Ltd.	1,409,286	13,350
	Hindustan Unilever Ltd.	874,748	13,167
	Tata Motors Ltd.	1,178,130	11,110
	State Bank of India GDR	195,882	9,710
	HCL Technologies Ltd.	326,800	9,431
	Bharti Airtel Ltd.	1,554,680	9,364
	Reliance Industries Ltd.	613,781	9,055
	Kotak Mahindra Bank Ltd.	375,502	7,993
	Wipro Ltd. ADR	596,872	7,676

Mahindra & Mahindra Ltd.	370,741	7,553
Larsen & Toubro Ltd.	267,204	7,313
Tech Mahindra Ltd.	135,759	6,281
NTPC Ltd.	2,405,136	5,567
Hero MotoCorp Ltd.	118,273	5,459
Sesa Sterlite Ltd.	1,617,714	5,251
Maruti Suzuki India Ltd.	84,795	4,987
Dr Reddy's Laboratories Ltd. ADR	98,428	4,968
Asian Paints Ltd.	352,082	4,869
Power Grid Corp. of India Ltd.	1,926,533	4,594
* Coal India Ltd.	772,825	4,483
Lupin Ltd.	173,570	4,442
Cipla Ltd.	392,959	4,406
IndusInd Bank Ltd.	312,903	4,389
Idea Cellular Ltd.	1,744,257	4,352
Ultratech Cement Ltd.	79,930	4,050
* United Spirits Ltd.	71,543	3,993
Zee Entertainment Enterprises Ltd.	651,050	3,951
Bharat Heavy Electricals Ltd.	713,945	3,349
Adani Ports & Special Economic Zone Ltd.	607,864	3,340
Aurobindo Pharma Ltd.	163,842	3,296
Bajaj Auto Ltd.	84,972	3,276
Adani Enterprises Ltd.	322,956	3,256
Yes Bank Ltd.	233,337	3,239
Bharti Infratel Ltd.	554,594	3,232
Nestle India Ltd.	27,845	3,198
Ambuja Cements Ltd.	753,765	3,022
Shriram Transport Finance Co. Ltd.	147,648	2,715
IDFC Ltd.	952,848	2,637
Dabur India Ltd.	621,259	2,563
Bharat Petroleum Corp. Ltd.	212,330	2,559
GAIL India Ltd.	373,693	2,547
Godrej Consumer Products Ltd.	140,250	2,399
Rural Electrification Corp. Ltd.	422,864	2,268
NMDC Ltd.	970,189	2,215
Hindalco Industries Ltd.	981,398	2,205
JSW Steel Ltd.	139,639	2,199
Indian Oil Corp. Ltd.	386,187	2,157
Eicher Motors Ltd.	7,954	2,086
Cairn India Ltd.	532,960	2,003
Motherson Sumi Systems Ltd.	260,300	1,891
Power Finance Corp. Ltd.	387,594	1,861
Titan Co. Ltd.	267,853	1,849
Bharat Forge Ltd.	109,015	1,818
Tata Steel Ltd.	286,120	1,801
Indiabulls Housing Finance Ltd.	190,150	1,801
Grasim Industries Ltd.	27,587	1,728
Siemens Ltd.	102,177	1,715
Shree Cement Ltd.	9,652	1,707
Tata Power Co. Ltd.	1,131,636	1,650
* Ranbaxy Laboratories Ltd.	145,069	1,640
Cadila Healthcare Ltd.	60,319	1,596
* Bank of Baroda	499,265	1,553
Steel Authority of India Ltd.	1,202,031	1,495
* Reliance Communications Ltd.	1,163,107	1,492
Glenmark Pharmaceuticals Ltd.	127,192	1,475
Hindustan Petroleum Corp. Ltd.	133,397	1,410

Divi's Laboratories Ltd.	49,016	1,377
GlaxoSmithKline Pharmaceuticals Ltd.	24,954	1,366
Oracle Financial Services Software Ltd.	24,892	1,363
* Punjab National Bank	443,003	1,350
Mahindra & Mahindra Financial Services Ltd.	323,420	1,332
DLF Ltd.	486,907	1,328
United Breweries Ltd.	84,385	1,323
Piramal Enterprises Ltd.	97,223	1,307
ACC Ltd.	51,267	1,290
Oil India Ltd.	147,579	1,270
Bharat Electronics Ltd.	23,335	1,255
ABB India Ltd.	58,607	1,213
Reliance Infrastructure Ltd.	147,894	1,210
* ICICI Bank Ltd.	201,475	1,170
Colgate-Palmolive India Ltd.	37,601	1,137
Cummins India Ltd.	78,667	1,131
HDFC Bank Ltd.	64,797	1,121
Jindal Steel & Power Ltd.	428,963	1,098
Reliance Capital Ltd.	139,880	1,094
GlaxoSmithKline Consumer Healthcare Ltd.	11,831	1,074
Castrol India Ltd.	138,471	1,059
Aditya Birla Nuvo Ltd.	33,586	975
JSW Energy Ltd.	484,420	945
Infosys Ltd.	26,928	926
* Ashok Leyland Ltd.	808,985	855
Hindustan Zinc Ltd.	296,781	837
Wockhardt Ltd.	40,782	793
Exide Industries Ltd.	250,282	750
Canara Bank	105,157	750
Dr Reddy's Laboratories Ltd.	14,261	738
Wipro Ltd.	75,365	736
Bajaj Holdings & Investment Ltd.	31,525	715
* Reliance Power Ltd.	653,447	685
Union Bank of India	188,519	635
* Bank of India	146,073	626
Sun TV Network Ltd.	94,259	619
* Adani Power Ltd.	689,830	578
Mphasis Ltd.	96,829	567
GMR Infrastructure Ltd.	1,759,641	546
Crompton Greaves Ltd.	175,398	534
* Jaiprakash Associates Ltd.	1,121,951	516
NHPC Ltd.	1,633,715	507
Tata Communications Ltd.	72,669	481
* Unitech Ltd.	1,523,516	456
Tata Chemicals Ltd.	61,655	454
IDBI Bank Ltd.	356,488	407
Torrent Power Ltd.	143,644	398
Godrej Industries Ltd.	73,876	369
Great Eastern Shipping Co. Ltd.	57,738	335
Oriental Bank of Commerce	72,758	311
* Essar Oil Ltd.	172,738	309
* Mangalore Refinery & Petrochemicals Ltd.	276,782	264
* Corp Bank	112,610	126
		521,701
Indonesia (0.5%)
Bank Central Asia Tbk PT	15,045,600	15,797
Astra International Tbk PT	24,583,958	15,138

Telekomunikasi Indonesia Persero Tbk PT	61,255,300	13,598
Bank Rakyat Indonesia Persero Tbk PT	13,171,600	12,052
Bank Mandiri Persero Tbk PT	11,419,578	9,837
Perusahaan Gas Negara Persero Tbk PT	12,963,600	5,150
Bank Negara Indonesia Persero Tbk PT	8,959,744	4,390
Semen Indonesia Persero Tbk PT	3,803,500	4,350
Unilever Indonesia Tbk PT	1,511,400	4,255
Kalbe Farma Tbk PT	24,844,181	3,645
Indofood Sukses Makmur Tbk PT	5,583,000	3,319
Indocement Tunggal Prakarsa Tbk PT	1,657,700	2,988
Charoen Pokphand Indonesia Tbk PT	9,322,300	2,895
United Tractors Tbk PT	2,046,758	2,880
Gudang Garam Tbk PT	536,700	2,440
Indofood CBP Sukses Makmur Tbk PT	1,815,500	2,070
Surya Citra Media Tbk PT	6,794,301	1,824
Tower Bersama Infrastructure Tbk PT	2,273,700	1,702
Adaro Energy Tbk PT	18,120,458	1,424
Jasa Marga Persero Tbk PT	2,496,000	1,412
Bank Danamon Indonesia Tbk PT	3,890,294	1,348
Media Nusantara Citra Tbk PT	5,807,500	1,307
XL Axiata Tbk PT	3,296,500	1,245
Tambang Batubara Bukit Asam Persero Tbk PT	958,600	857
Astra Agro Lestari Tbk PT	400,000	731
Global Mediacom Tbk PT	4,668,800	681
Indo Tambangraya Megah Tbk PT	444,600	586
* Vale Indonesia Tbk PT	2,111,500	572
* Indosat Tbk PT	1,188,500	384
Aneka Tambang Persero Tbk PT	3,116,500	261
		119,138
Ireland (0.2%)
Kerry Group plc Class A	176,667	12,804
* Ryanair Holdings plc ADR	159,864	10,548
* Bank of Ireland	33,134,090	9,972
Smurfit Kappa Group plc	274,514	6,749
* Ryanair Holdings plc	20,481	238
* Irish Bank Resolution Corp. Ltd.	236,607	—
		40,311
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	1,163,165	66,060
Bank Hapoalim BM	1,200,580	5,333
* Bank Leumi Le-Israel BM	1,561,304	5,205
Israel Chemicals Ltd.	558,792	4,015
Bezeq The Israeli Telecommunication Corp. Ltd.	2,306,858	3,679
* NICE-Systems Ltd.	74,283	3,629
Elbit Systems Ltd.	36,721	2,258
* Israel Discount Bank Ltd. Class A	1,213,792	1,896
Azrieli Group	48,127	1,660
* Mizrahi Tefahot Bank Ltd.	141,635	1,546
Gazit-Globe Ltd.	112,467	1,423
Delek Group Ltd.	5,338	1,306
Frutarom Industries Ltd.	39,524	1,238
Shikun & Binui Ltd.	460,112	871
Israel Corp. Ltd.	2,583	838
Osem Investments Ltd.	40,567	719
Paz Oil Co. Ltd.	4,811	616
* EZchip Semiconductor Ltd.	29,223	548

* Strauss Group Ltd.	35,763	526
Harel Insurance Investments & Financial Services Ltd.	111,920	498
Melisron Ltd.	14,451	421
Ormat Industries	53,230	373
* Oil Refineries Ltd.	1,179,965	343
* Clal Insurance Enterprises Holdings Ltd.	22,729	327
* Partner Communications Co. Ltd.	91,767	312
* Delek Energy Systems Ltd.	709	312
* Kenon Holdings Ltd.	18,081	307
First International Bank Of Israel Ltd.	22,480	282
Delek Automotive Systems Ltd.	29,330	281
Migdal Insurance & Financial Holding Ltd.	232,284	277
* Cellcom Israel Ltd. (Registered)	50,556	267
Shufersal Ltd.	56,514	116
		107,482
Italy (1.6%)
Eni SPA	3,029,861	50,989
Intesa Sanpaolo SPA (Registered)	14,496,199	42,391
Enel SPA	7,988,262	36,094
UniCredit SPA	5,918,674	34,892
Assicurazioni Generali SPA	1,547,580	32,663
* Telecom Italia SPA (Registered)	12,865,678	14,950
* Fiat Chrysler Automobiles NV	1,034,408	13,643
Luxottica Group SPA	215,462	12,812
Snam SPA	2,566,100	12,556
Atlantia SPA	487,516	12,548
CNH Industrial NV	1,121,335	8,536
Terna Rete Elettrica Nazionale SPA	1,752,859	7,685
Unione di Banche Italiane SCpA	1,057,771	7,276
Telecom Italia SPA (Bearer)	7,413,091	7,001
Mediobanca SPA	677,272	5,867
Pirelli & C. SPA	409,404	5,805
Banco Popolare SC	441,175	5,567
* Finmeccanica SPA	462,523	5,051
EXOR SPA	119,956	4,897
Prysmian SPA	255,362	4,724
* Tenaris SA	302,068	4,263
Tenaris SA ADR	137,850	3,893
* Mediaset SPA	850,505	3,862
Enel Green Power SPA	1,897,760	3,751
UnipolSai SPA	985,036	2,730
* Saipem SPA	301,164	2,709
^ Banca Monte dei Paschi di Siena SPA	5,389,661	2,437
Davide Campari-Milano SPA	349,591	2,370
Mediolanum SPA	310,323	2,207
Salvatore Ferragamo SPA	55,866	1,617
^ GTECH SPA	82,129	1,614
UnipolSai SPA	475,874	1,322
Parmalat SPA	403,030	1,141
Buzzi Unicem SPA	87,080	1,069
		360,932
Japan (16.4%)
Toyota Motor Corp.	3,258,149	210,056
Mitsubishi UFJ Financial Group Inc.	17,402,207	92,480
SoftBank Corp.	1,157,754	68,136
Honda Motor Co. Ltd.	2,205,746	66,558

Sumitomo Mitsui Financial Group Inc.	1,652,314	55,446
KDDI Corp.	761,222	53,734
Mizuho Financial Group Inc.	29,431,491	48,124
Takeda Pharmaceutical Co. Ltd.	952,231	47,573
Hitachi Ltd.	5,705,350	43,087
Astellas Pharma Inc.	2,716,880	41,963
FANUC Corp.	241,683	40,588
Canon Inc.	1,277,677	40,420
Central Japan Railway Co.	233,212	39,992
East Japan Railway Co.	467,226	36,088
Japan Tobacco Inc.	1,294,000	35,244
Seven & i Holdings Co. Ltd.	957,529	35,040
Shin-Etsu Chemical Co. Ltd.	505,866	33,496
Sony Corp.	1,410,300	33,172
Bridgestone Corp.	818,697	32,721
Mitsubishi Estate Co. Ltd.	1,553,247	31,253
Tokio Marine Holdings Inc.	876,027	30,584
Mitsubishi Corp.	1,734,394	30,257
Panasonic Corp.	2,611,384	29,665
Mitsui Fudosan Co. Ltd.	1,164,500	29,440
Kao Corp.	646,400	28,343
Mitsubishi Electric Corp.	2,425,148	28,049
Fuji Heavy Industries Ltd.	769,200	27,743
Mitsui & Co. Ltd.	2,125,018	27,040
Nippon Telegraph & Telephone Corp.	454,657	26,910
Murata Manufacturing Co. Ltd.	246,200	26,578
Nissan Motor Co. Ltd.	3,116,825	26,578
Keyence Corp.	56,121	26,233
Denso Corp.	586,345	25,939
Nippon Steel & Sumitomo Metal Corp.	10,389,069	24,282
Fast Retailing Co. Ltd.	65,200	24,188
Komatsu Ltd.	1,170,100	22,945
Nomura Holdings Inc.	4,312,200	22,926
Daikin Industries Ltd.	328,114	22,832
Kubota Corp.	1,537,266	22,821
Mitsubishi Heavy Industries Ltd.	3,940,890	21,752
NTT DOCOMO Inc.	1,219,300	20,583
SMC Corp.	76,253	20,449
Hoya Corp.	524,700	20,333
Toshiba Corp.	5,055,452	20,215
ITOCHU Corp.	1,943,958	19,683
Nidec Corp.	282,792	19,243
FUJIFILM Holdings Corp.	563,472	19,044
Dai-ichi Life Insurance Co. Ltd.	1,390,100	18,624
ORIX Corp.	1,594,400	18,321
Kyocera Corp.	398,024	17,519
Tokyo Gas Co. Ltd.	2,914,242	17,384
Asahi Group Holdings Ltd.	529,783	17,380
Sumitomo Realty & Development Co. Ltd.	539,762	17,217
Eisai Co. Ltd.	339,611	16,932
Sumitomo Mitsui Trust Holdings Inc.	4,707,168	16,553
MS&AD Insurance Group Holdings Inc.	669,775	16,285
Suzuki Motor Corp.	514,700	16,275
Toray Industries Inc.	1,908,390	16,256
Asahi Kasei Corp.	1,640,407	16,201
Oriental Land Co. Ltd.	64,901	15,725
Daiwa Securities Group Inc.	2,153,500	15,647

Secom Co. Ltd.	255,244	14,816
Tokyo Electron Ltd.	211,366	14,794
Kirin Holdings Co. Ltd.	1,090,456	14,682
Otsuka Holdings Co. Ltd.	474,000	14,665
Daiwa House Industry Co. Ltd.	795,806	14,655
Ajinomoto Co. Inc.	692,697	14,275
JFE Holdings Inc.	628,900	13,853
Sumitomo Corp.	1,377,138	13,590
Mazda Motor Corp.	655,700	13,468
Rakuten Inc.	953,600	13,202
Sompo Japan Nipponkoa Holdings Inc.	472,600	13,113
Shimano Inc.	96,900	12,810
* Olympus Corp.	364,337	12,600
Nintendo Co. Ltd.	130,100	12,549
Inpex Corp.	1,127,200	12,474
Daiichi Sankyo Co. Ltd.	850,140	12,333
Nitto Denko Corp.	203,059	12,122
Sumitomo Electric Industries Ltd.	936,994	12,074
Ono Pharmaceutical Co. Ltd.	113,900	11,987
West Japan Railway Co.	232,494	11,958
Unicharm Corp.	433,179	11,936
Shionogi & Co. Ltd.	391,000	11,733
Fujitsu Ltd.	2,185,055	11,547
* Chubu Electric Power Co. Inc.	868,165	11,463
Resona Holdings Inc.	2,307,773	11,449
Dentsu Inc.	275,218	11,303
Marubeni Corp.	2,044,474	11,285
Toyota Industries Corp.	207,357	11,161
Terumo Corp.	447,902	11,108
JX Holdings Inc.	2,961,730	10,929
Omron Corp.	270,400	10,810
Yamato Holdings Co. Ltd.	477,758	10,805
Daito Trust Construction Co. Ltd.	93,600	10,419
Isuzu Motors Ltd.	776,600	10,338
Tokyu Corp.	1,550,537	10,262
Osaka Gas Co. Ltd.	2,433,921	9,594
MEIJI Holdings Co. Ltd.	87,145	9,575
TDK Corp.	151,100	9,417
Aeon Co. Ltd.	887,500	9,374
* Kansai Electric Power Co. Inc.	949,500	9,181
T&D Holdings Inc.	808,779	9,108
IHI Corp.	1,743,000	9,081
Kawasaki Heavy Industries Ltd.	1,891,037	9,060
Sumitomo Metal Mining Co. Ltd.	631,700	9,028
Sekisui House Ltd.	697,889	9,025
NEC Corp.	3,187,000	9,002
Hankyu Hanshin Holdings Inc.	1,555,700	8,647
Mitsubishi Chemical Holdings Corp.	1,665,415	8,632
Aisin Seiki Co. Ltd.	241,609	8,441
Ricoh Co. Ltd.	862,341	8,412
Sysmex Corp.	187,920	8,398
Bank of Yokohama Ltd.	1,532,869	8,271
Chugai Pharmaceutical Co. Ltd.	272,000	8,132
Yakult Honsha Co. Ltd.	134,240	8,130
* Tokyo Electric Power Co. Inc.	1,913,863	8,122
NGK Spark Plug Co. Ltd.	269,008	7,975
Japan Exchange Group Inc.	337,300	7,849

Shiseido Co. Ltd.	481,799	7,727
Kintetsu Corp.	2,169,500	7,648
Taisei Corp.	1,307,700	7,585
Yamaha Motor Co. Ltd.	342,700	7,516
Rohm Co. Ltd.	116,900	7,516
Odakyu Electric Railway Co. Ltd.	771,210	7,503
Sumitomo Chemical Co. Ltd.	1,899,500	7,473
Tohoku Electric Power Co. Inc.	584,500	7,363
Konica Minolta Inc.	647,689	7,127
Seiko Epson Corp.	172,600	7,010
Nippon Paint Holdings Co. Ltd.	222,000	6,954
NGK Insulators Ltd.	345,000	6,952
Dai Nippon Printing Co. Ltd.	768,566	6,912
Kikkoman Corp.	234,000	6,902
NSK Ltd.	586,000	6,867
LIXIL Group Corp.	351,773	6,854
Shizuoka Bank Ltd.	749,877	6,852
Makita Corp.	153,900	6,826
Asahi Glass Co. Ltd.	1,258,300	6,694
Minebea Co. Ltd.	431,000	6,650
Nippon Express Co. Ltd.	1,125,500	6,566
Toyota Tsusho Corp.	276,902	6,558
Electric Power Development Co. Ltd.	179,300	6,532
Kobe Steel Ltd.	3,703,000	6,494
Mitsubishi Motors Corp.	764,520	6,463
Chiba Bank Ltd.	956,500	6,446
Isetan Mitsukoshi Holdings Ltd.	443,340	6,286
Tobu Railway Co. Ltd.	1,304,690	6,274
* Recruit Holdings Co. Ltd.	213,750	6,225
Santen Pharmaceutical Co. Ltd.	98,100	6,122
Keio Corp.	736,031	5,993
NH Foods Ltd.	241,000	5,958
Nippon Yusen KK	1,980,700	5,889
NTT Data Corp.	153,600	5,843
Sekisui Chemical Co. Ltd.	528,000	5,775
JGC Corp.	274,604	5,585
Asics Corp.	227,300	5,578
* Kyushu Electric Power Co. Inc.	570,448	5,505
Shimizu Corp.	795,000	5,485
Yahoo Japan Corp.	1,626,200	5,469
Nikon Corp.	428,120	5,432
Suntory Beverage & Food Ltd.	154,000	5,401
Kuraray Co. Ltd.	428,700	5,383
Kansai Paint Co. Ltd.	307,000	5,366
Brother Industries Ltd.	312,300	5,348
Chugoku Electric Power Co. Inc.	385,900	5,335
Nissin Foods Holdings Co. Ltd.	98,800	5,332
Nitori Holdings Co. Ltd.	93,582	5,291
Lawson Inc.	80,400	5,257
Fukuoka Financial Group Inc.	1,051,700	5,249
Obayashi Corp.	824,700	5,221
Aozora Bank Ltd.	1,427,488	5,195
Don Quijote Holdings Co. Ltd.	69,600	5,067
Koito Manufacturing Co. Ltd.	153,500	4,991
Toppan Printing Co. Ltd.	745,000	4,977
Japan Airlines Co. Ltd.	146,988	4,976
Daicel Corp.	388,700	4,833

	Bandai Namco Holdings Inc.	237,500	4,809
	Mitsubishi Materials Corp.	1,521,000	4,796
	Keikyu Corp.	607,657	4,739
^	Casio Computer Co. Ltd.	301,926	4,727
	Mitsui OSK Lines Ltd.	1,374,500	4,640
	Hino Motors Ltd.	327,500	4,637
	JTEKT Corp.	280,500	4,626
	Hirose Electric Co. Ltd.	38,500	4,613
	Alps Electric Co. Ltd.	217,200	4,522
	Keisei Electric Railway Co. Ltd.	348,000	4,483
	Joyo Bank Ltd.	889,072	4,469
	Suruga Bank Ltd.	237,300	4,456
	M3 Inc.	219,800	4,421
	Iyo Bank Ltd.	377,800	4,359
	Oji Holdings Corp.	1,149,200	4,332
	Mitsubishi Tanabe Pharma Corp.	272,900	4,314
	Taiheiyo Cement Corp.	1,469,000	4,311
	TOTO Ltd.	388,000	4,283
	Toyo Suisan Kaisha Ltd.	120,700	4,246
	Stanley Electric Co. Ltd.	190,400	4,238
	JSR Corp.	239,800	4,227
^	Seibu Holdings Inc.	176,571	4,188
	Nagoya Railroad Co. Ltd.	1,061,000	4,168
	USS Co. Ltd.	264,800	4,154
	Kajima Corp.	1,041,200	4,120
	Nomura Research Institute Ltd.	120,600	4,095
	Keihan Electric Railway Co. Ltd.	673,000	4,086
	Amada Co. Ltd.	446,900	4,073
	Shinsei Bank Ltd.	2,220,000	4,024
	NOK Corp.	139,800	4,021
	MISUMI Group Inc.	107,284	4,007
	ANA Holdings Inc.	1,445,258	3,991
	Nisshin Seifun Group Inc.	324,525	3,991
^	Yamada Denki Co. Ltd.	1,070,500	3,977
	Hamamatsu Photonics KK	84,400	3,977
	Tosoh Corp.	737,000	3,973
	Yaskawa Electric Corp.	306,700	3,921
	J Front Retailing Co. Ltd.	307,300	3,916
	Hachijuni Bank Ltd.	579,000	3,816
*,^ Sharp Corp.		1,944,657	3,807
	Tokyu Fudosan Holdings Corp.	613,923	3,805
	Hitachi Metals Ltd.	232,000	3,781
	Shimadzu Corp.	363,000	3,772
	Nabtesco Corp.	145,300	3,751
	Gunma Bank Ltd.	570,000	3,748
	Kyowa Hakko Kirin Co. Ltd.	329,000	3,746
	Sumitomo Heavy Industries Ltd.	692,200	3,746
	THK Co. Ltd.	153,500	3,728
	Hiroshima Bank Ltd.	746,200	3,712
	Bank of Kyoto Ltd.	442,000	3,706
	Seven Bank Ltd.	826,260	3,698
	Air Water Inc.	213,000	3,665
	Taisho Pharmaceutical Holdings Co. Ltd.	57,000	3,617
	Trend Micro Inc.	126,900	3,584
	Daihatsu Motor Co. Ltd.	254,400	3,547
	Calbee Inc.	90,804	3,546
	Teijin Ltd.	1,190,000	3,545

Hokuhoku Financial Group Inc.	1,716,000	3,536
Hokuriku Electric Power Co.	243,000	3,434
Marui Group Co. Ltd.	329,000	3,420
Sumitomo Rubber Industries Ltd.	219,500	3,413
Toho Gas Co. Ltd.	628,000	3,412
Tokyo Tatemono Co. Ltd.	500,000	3,376
Hisamitsu Pharmaceutical Co. Inc.	98,601	3,355
Toho Co. Ltd.	147,800	3,344
FamilyMart Co. Ltd.	77,200	3,344
Mitsui Chemicals Inc.	1,139,000	3,333
Credit Saison Co. Ltd.	195,984	3,302
Citizen Holdings Co. Ltd.	411,800	3,287
Nissan Chemical Industries Ltd.	178,300	3,283
Hulic Co. Ltd.	360,743	3,277
Sega Sammy Holdings Inc.	251,400	3,274
Yokogawa Electric Corp.	309,100	3,236
Ryohin Keikaku Co. Ltd.	29,200	3,235
Japan Airport Terminal Co. Ltd.	71,700	3,231
Miraca Holdings Inc.	71,800	3,216
Rinnai Corp.	47,800	3,200
Kewpie Corp.	137,100	3,183
Yamaha Corp.	218,500	3,182
Chugoku Bank Ltd.	223,400	3,178
Kawasaki Kisen Kaisha Ltd.	1,096,000	3,137
Yamaguchi Financial Group Inc.	299,000	3,111
Yokohama Rubber Co. Ltd.	330,000	3,105
Fuji Electric Co. Ltd.	726,000	3,105
Hoshizaki Electric Co. Ltd.	60,793	3,082
Kurita Water Industries Ltd.	144,100	3,070
Takashimaya Co. Ltd.	348,000	3,052
Hakuhodo DY Holdings Inc.	306,900	3,050
TonenGeneral Sekiyu KK	340,000	3,006
Nippon Kayaku Co. Ltd.	215,000	2,999
Nishi-Nippon City Bank Ltd.	910,700	2,957
Sony Financial Holdings Inc.	211,000	2,932
SBI Holdings Inc.	271,290	2,899
Kamigumi Co. Ltd.	289,000	2,888
Shimamura Co. Ltd.	32,432	2,885
Tsuruha Holdings Inc.	42,708	2,870
Haseko Corp.	350,600	2,849
Benesse Holdings Inc.	95,100	2,844
^ Taiyo Nippon Sanso Corp.	236,000	2,827
Alfresa Holdings Corp.	237,700	2,818
Obic Co. Ltd.	83,800	2,811
Toyo Tire & Rubber Co. Ltd.	122,100	2,750
Pigeon Corp.	43,900	2,741
Kobayashi Pharmaceutical Co. Ltd.	40,700	2,722
Disco Corp.	29,600	2,712
Mitsubishi UFJ Lease & Finance Co. Ltd.	619,500	2,680
NTN Corp.	626,000	2,679
Toyo Seikan Group Holdings Ltd.	208,500	2,675
Mabuchi Motor Co. Ltd.	65,000	2,672
Mitsubishi Logistics Corp.	178,000	2,647
Nippon Shokubai Co. Ltd.	197,000	2,646
Suzuken Co. Ltd.	93,625	2,638
Sawai Pharmaceutical Co. Ltd.	43,500	2,632
Yamazaki Baking Co. Ltd.	178,000	2,621

Advantest Corp.	206,300	2,617
Ezaki Glico Co. Ltd.	62,900	2,576
Nippon Electric Glass Co. Ltd.	498,500	2,573
MediPal Holdings Corp.	220,300	2,570
Zenkoku Hosho Co. Ltd.	80,500	2,565
Hitachi Chemical Co. Ltd.	127,100	2,557
DIC Corp.	1,024,700	2,537
Sugi Holdings Co. Ltd.	53,965	2,534
Zeon Corp.	247,000	2,522
Kaneka Corp.	409,000	2,496
Nippon Shinyaku Co. Ltd.	75,000	2,478
77 Bank Ltd.	447,000	2,472
Sotetsu Holdings Inc.	540,000	2,469
Hitachi High-Technologies Corp.	79,400	2,467
Iida Group Holdings Co. Ltd.	197,900	2,461
Nomura Real Estate Holdings Inc.	144,400	2,430
AEON Financial Service Co. Ltd.	135,100	2,428
Nankai Electric Railway Co. Ltd.	605,000	2,422
Sumco Corp.	144,100	2,418
* Shikoku Electric Power Co. Inc.	191,572	2,409
Showa Denko KK	1,862,200	2,380
Nihon Kohden Corp.	48,000	2,374
Hitachi Construction Machinery Co. Ltd.	128,200	2,370
Showa Shell Sekiyu KK	241,700	2,359
Aeon Mall Co. Ltd.	141,980	2,354
NHK Spring Co. Ltd.	257,500	2,323
Sankyo Co. Ltd.	64,600	2,322
Dowa Holdings Co. Ltd.	288,000	2,300
Mitsubishi Gas Chemical Co. Inc.	505,000	2,283
Kakaku.com Inc.	161,188	2,280
Denki Kagaku Kogyo KK	569,000	2,242
Konami Corp.	119,500	2,230
Azbil Corp.	89,400	2,221
Sohgo Security Services Co. Ltd.	84,500	2,163
Ebara Corp.	560,000	2,154
Aoyama Trading Co. Ltd.	64,000	2,151
Otsuka Corp.	62,100	2,144
Park24 Co. Ltd.	125,300	2,144
Ibiden Co. Ltd.	141,400	2,126
GS Yuasa Corp.	463,000	2,089
Sumitomo Dainippon Pharma Co. Ltd.	196,300	2,064
COMSYS Holdings Corp.	151,200	2,057
Nishi-Nippon Railroad Co. Ltd.	474,000	2,052
Nippon Paper Industries Co. Ltd.	129,700	2,045
Toyoda Gosei Co. Ltd.	92,400	2,036
Idemitsu Kosan Co. Ltd.	121,700	2,031
Sojitz Corp.	1,570,600	2,030
Nisshinbo Holdings Inc.	180,000	2,023
Seino Holdings Co. Ltd.	185,000	2,013
Square Enix Holdings Co. Ltd.	91,000	1,998
Tokai Tokyo Financial Holdings Inc.	299,100	1,984
Maruichi Steel Tube Ltd.	82,400	1,948
Ube Industries Ltd.	1,299,000	1,945
^ Dena Co. Ltd.	146,200	1,922
^ Tsumura & Co.	83,900	1,909
Glory Ltd.	72,700	1,905
^ Resorttrust Inc.	79,500	1,904

	Japan Aviation Electronics Industry Ltd.	84,000	1,898
	Nichirei Corp.	355,000	1,882
	Sapporo Holdings Ltd.	446,200	1,880
	H2O Retailing Corp.	106,100	1,874
	Temp Holdings Co. Ltd.	55,400	1,873
	Kaken Pharmaceutical Co. Ltd.	87,201	1,856
*	Hokkaido Electric Power Co. Inc.	228,600	1,847
^	Sanrio Co. Ltd.	73,888	1,831
	Sundrug Co. Ltd.	43,000	1,825
	Topcon Corp.	92,000	1,823
	Izumi Co. Ltd.	50,100	1,797
	Nagase & Co. Ltd.	144,300	1,794
	House Foods Group Inc.	88,500	1,771
	Ushio Inc.	152,000	1,761
	DMG Mori Seiki Co. Ltd.	134,900	1,750
	Cosmos Pharmaceutical Corp.	10,802	1,741
	Keiyo Bank Ltd.	314,000	1,713
	Tadano Ltd.	142,000	1,709
	Shiga Bank Ltd.	306,000	1,707
	Japan Steel Works Ltd.	423,500	1,694
	Daido Steel Co. Ltd.	431,700	1,691
	Okasan Securities Group Inc.	240,000	1,686
	Lion Corp.	310,000	1,684
	Taiyo Yuden Co. Ltd.	134,500	1,669
	Oracle Corp. Japan	39,900	1,659
	Chiyoda Corp.	215,000	1,656
	Kose Corp.	36,900	1,652
	Nexon Co. Ltd.	166,438	1,638
	San-In Godo Bank Ltd.	198,000	1,616
	HIS Co. Ltd.	47,000	1,612
	OKUMA Corp.	189,000	1,608
	Matsumotokiyoshi Holdings Co. Ltd.	48,700	1,605
	Fujikura Ltd.	386,000	1,604
	Kinden Corp.	135,000	1,599
	Rohto Pharmaceutical Co. Ltd.	118,800	1,596
*	Japan Display Inc.	442,100	1,549
	Shimachu Co. Ltd.	61,500	1,542
	SKY Perfect JSAT Holdings Inc.	254,400	1,541
	TS Tech Co. Ltd.	60,500	1,524
	SCREEN Holdings Co. Ltd.	256,000	1,520
	UNY Group Holdings Co. Ltd.	262,400	1,510
	Sumitomo Forestry Co. Ltd.	162,300	1,510
	Coca-Cola East Japan Co. Ltd.	89,500	1,490
	Wacoal Holdings Corp.	150,000	1,487
	Awa Bank Ltd.	273,500	1,474
	Kissei Pharmaceutical Co. Ltd.	49,000	1,470
^	Kagome Co. Ltd.	92,600	1,466
	KYORIN Holdings Inc.	71,920	1,454
	Mitsui Engineering & Shipbuilding Co. Ltd.	890,700	1,448
	Lintec Corp.	65,400	1,439
	Takara Holdings Inc.	225,300	1,437
	Juroku Bank Ltd.	434,000	1,432
	K's Holdings Corp.	48,544	1,426
	Toyobo Co. Ltd.	1,056,000	1,420
*,^ Acom Co. Ltd.		516,100	1,404
	Higo Bank Ltd.	258,200	1,400
	NTT Urban Development Corp.	145,700	1,398

	North Pacific Bank Ltd.	374,500	1,395
	Daishi Bank Ltd.	418,000	1,391
	Shochiku Co. Ltd.	139,676	1,386
^	Nipro Corp.	156,100	1,367
	Sumitomo Osaka Cement Co. Ltd.	467,000	1,358
	Mitsui Mining & Smelting Co. Ltd.	649,000	1,355
	ABC-Mart Inc.	27,100	1,352
	Musashino Bank Ltd.	41,200	1,350
	Yamato Kogyo Co. Ltd.	52,400	1,349
	Furukawa Electric Co. Ltd.	807,000	1,342
	SCSK Corp.	53,376	1,329
	Century Tokyo Leasing Corp.	56,044	1,325
	Jafco Co. Ltd.	40,400	1,324
^	Ito En Ltd.	68,700	1,320
	Kagoshima Bank Ltd.	209,500	1,311
	Hyakugo Bank Ltd.	309,000	1,308
	Tokai Rika Co. Ltd.	63,400	1,306
	Autobacs Seven Co. Ltd.	88,100	1,290
	Senshu Ikeda Holdings Inc.	288,040	1,279
	Maeda Road Construction Co. Ltd.	78,895	1,245
^	Fukuyama Transporting Co. Ltd.	220,000	1,230
	Hokkoku Bank Ltd.	378,000	1,206
	Start Today Co. Ltd.	59,100	1,195
	Japan Petroleum Exploration Co. Ltd.	38,900	1,181
*,^ Aiful Corp.		359,692	1,180
	Hyakujushi Bank Ltd.	343,500	1,153
	Coca-Cola West Co. Ltd.	80,600	1,153
	Canon Marketing Japan Inc.	62,500	1,136
	Nisshin Steel Co. Ltd.	109,100	1,129
	Rengo Co. Ltd.	267,000	1,122
	Anritsu Corp.	169,179	1,109
	Nanto Bank Ltd.	328,000	1,100
	Matsui Securities Co. Ltd.	129,900	1,099
	Onward Holdings Co. Ltd.	169,000	1,090
	Calsonic Kansei Corp.	191,700	1,089
	Toda Corp.	304,000	1,087
	Hitachi Capital Corp.	54,900	1,079
	Itochu Techno-Solutions Corp.	30,100	1,074
	Capcom Co. Ltd.	63,400	1,062
	Pola Orbis Holdings Inc.	24,268	1,033
	FP Corp.	29,106	1,016
	Cosmo Oil Co. Ltd.	750,000	1,011
	Nissan Shatai Co. Ltd.	91,359	1,004
*	Nippon Sheet Glass Co. Ltd.	1,085,344	996
	Toyota Boshoku Corp.	75,100	991
	Hikari Tsushin Inc.	17,100	983
	Toshiba TEC Corp.	159,000	981
	Nippon Television Holdings Inc.	59,500	971
	KYB Co. Ltd.	234,476	930
	Nippo Corp.	59,531	926
	Heiwa Corp.	45,900	923
	Mochida Pharmaceutical Co. Ltd.	16,600	912
	Asatsu-DK Inc.	36,400	911
	Exedy Corp.	37,026	814
	Komeri Co. Ltd.	35,100	753
	Kandenko Co. Ltd.	125,000	739
^	Gree Inc.	126,200	719

Fuji Media Holdings Inc.	53,500	673
* Orient Corp.	449,632	672
Hitachi Transport System Ltd.	50,800	665
Shinko Electric Industries Co. Ltd.	81,800	573
Tokyo Broadcasting System Holdings Inc.	47,300	540
PanaHome Corp.	89,000	535
Daikyo Inc.	340,000	502
^ Takata Corp.	40,800	476
Toppan Forms Co. Ltd.	44,600	463
NS Solutions Corp.	17,200	418
Mitsubishi Shokuhin Co. Ltd.	18,502	411
TV Asahi Holdings Corp.	26,100	406
Sumitomo Real Estate Sales Co. Ltd.	15,620	369
Sumitomo Riko Co. Ltd.	38,200	311
* Aplus Financial Co. Ltd.	101,100	108
		3,663,920
Malaysia (0.8%)
Public Bank Bhd. (Local)	3,823,000	19,096
Malayan Banking Bhd.	5,855,574	14,057
Axiata Group Bhd.	5,307,224	10,517
Sime Darby Bhd.	3,819,997	9,895
CIMB Group Holdings Bhd.	6,449,300	9,764
DiGi.Com Bhd.	4,582,066	8,096
Tenaga Nasional Bhd.	1,721,800	6,867
Genting Bhd.	2,727,100	6,628
Maxis Bhd.	3,234,000	6,315
Petronas Gas Bhd.	980,900	5,998
IOI Corp. Bhd.	4,589,565	5,948
Petronas Chemicals Group Bhd.	3,509,068	4,918
IHH Healthcare Bhd.	3,366,300	4,814
Kuala Lumpur Kepong Bhd.	659,600	4,115
Genting Malaysia Bhd.	3,642,800	4,069
MISC Bhd.	1,803,723	3,852
AMMB Holdings Bhd.	2,175,500	3,753
SapuraKencana Petroleum Bhd.	4,666,096	3,430
Gamuda Bhd.	2,452,600	3,428
YTL Corp. Bhd.	6,685,853	3,243
British American Tobacco Malaysia Bhd.	176,200	3,203
PPB Group Bhd.	739,200	2,956
IJM Corp. Bhd.	1,473,220	2,801
Hong Leong Bank Bhd.	696,360	2,686
Telekom Malaysia Bhd.	1,330,900	2,560
UMW Holdings Bhd.	805,900	2,420
RHB Capital Bhd.	837,600	1,882
Malaysia Airports Holdings Bhd.	920,500	1,813
Petronas Dagangan Bhd.	365,900	1,780
Alliance Financial Group Bhd.	1,331,000	1,752
YTL Power International Bhd.	3,858,647	1,700
2 Astro Malaysia Holdings Bhd.	1,972,868	1,586
Felda Global Ventures Holdings Bhd.	2,210,700	1,484
Lafarge Malaysia Bhd.	523,510	1,430
Bumi Armada Bhd.	4,078,000	1,349
IOI Properties Group Bhd.	2,339,554	1,325
Hong Leong Financial Group Bhd.	249,800	1,161
AirAsia Bhd.	1,500,800	1,158
KLCCP Stapled Group	547,000	1,040
SP Setia Bhd Group	999,800	970

Berjaya Sports Toto Bhd.	1,020,930	953
MMC Corp. Bhd.	1,006,400	671
UEM Sunrise Bhd.	1,798,200	627
* Parkson Holdings Bhd.	789,088	539
Malaysia Marine and Heavy Engineering Holdings Bhd.	445,200	192
		178,841
Mexico (1.0%)
America Movil SAB de CV	36,134,495	38,643
* Fomento Economico Mexicano SAB de CV	2,667,634	22,280
* Grupo Televisa SAB	3,250,300	21,155
Grupo Financiero Banorte SAB de CV	2,802,360	14,222
Wal-Mart de Mexico SAB de CV	6,925,753	13,376
Grupo Mexico SAB de CV Class B	4,811,755	12,709
* Cemex SAB de CV ADR	995,116	8,846
Fibra Uno Administracion SA de CV	2,762,621	8,330
Grupo Financiero Inbursa SAB de CV	2,535,100	6,537
* Alfa SAB de CV Class A	3,493,298	6,402
* Grupo Bimbo SAB de CV Class A	2,323,328	5,911
* Cemex SAB de CV	5,160,850	4,583
Coca-Cola Femsa SAB de CV	511,424	4,144
Grupo Financiero Santander Mexico SAB de CV Class B	1,851,750	3,921
* Mexichem SAB de CV	1,368,111	3,793
* Grupo Aeroportuario del Sureste SAB de CV Class B	274,261	3,586
Industrias Penoles SAB de CV	156,879	3,097
Grupo Aeroportuario del Pacifico SAB de CV Class B	427,100	2,824
* Promotora y Operadora de Infraestructura SAB de CV	241,793	2,722
Compartamos SAB de CV	1,403,000	2,651
Grupo Carso SAB de CV	595,400	2,604
Gruma SAB de CV Class B	204,700	2,217
Kimberly-Clark de Mexico SAB de CV Class A	1,052,240	2,043
* Arca Continental SAB de CV	343,583	2,031
* OHL Mexico SAB de CV	913,800	1,735
* Grupo Elektra SAB DE CV	44,910	1,691
Controladora Comercial Mexicana SAB de CV	542,400	1,648
* Genomma Lab Internacional SAB de CV Class B	957,946	1,517
* Infraestructura Energetica Nova SAB de CV	246,709	1,171
* Grupo Lala SAB de CV	594,800	1,162
* Grupo Comercial Chedraui SA de CV	356,400	988
* Minera Frisco SAB de CV	689,551	903
* Industrias Bachoco SAB de CV Class B	210,600	859
* Industrias CH SAB de CV Class B	206,767	847
Grupo Sanborns SAB de CV	461,440	701
Organizacion Soriana SAB de CV Class B	289,100	674
Concentradora Fibra Danhos SA de CV	242,600	576
* Alpek SAB de CV	388,445	432
		213,531
Morocco (0.0%)
Douja Promotion Groupe Addoha SA	142,052	464

Netherlands (2.0%)
Unilever NV	1,914,308	83,014
* ING Groep NV	4,749,988	59,054
ASML Holding NV	394,950	41,197
Unibail-Rodamco SE	119,737	33,725
Koninklijke Philips NV	1,147,850	31,652
Akzo Nobel NV	298,342	21,493

	Heineken NV	269,585	20,119
	Koninklijke Ahold NV	1,100,058	19,855
	Reed Elsevier NV	764,347	18,687
	Aegon NV	2,341,330	16,686
	Koninklijke KPN NV	3,834,970	11,836
	ArcelorMittal	1,223,547	11,690
	Koninklijke DSM NV	213,903	11,346
	Wolters Kluwer NV	362,668	10,834
*	Altice SA	103,738	8,664
	Heineken Holding NV	120,340	7,875
	Gemalto NV	97,465	7,057
	Randstad Holding NV	132,601	6,970
	Koninklijke Vopak NV	82,216	4,585
	Boskalis Westminster NV	94,802	4,191
	TNT Express NV	565,245	3,697
*	OCI NV	100,547	3,540
*	NN Group NV	93,074	2,526
*	SBM Offshore NV	223,191	2,435
	Fugro NV	91,651	1,988
			444,716
New Zealand (0.1%)
	Spark New Zealand Ltd.	2,182,666	5,230
	Fletcher Building Ltd.	838,397	5,093
	Auckland International Airport Ltd.	1,176,368	3,805
	Ryman Healthcare Ltd.	503,275	3,013
	Fisher & Paykel Healthcare Corp. Ltd.	653,993	2,949
	SKYCITY Entertainment Group Ltd.	819,927	2,339
	Contact Energy Ltd.	431,148	2,213
	SKY Network Television Ltd.	448,670	1,973
*	Kiwi Property Group Ltd.	1,400,819	1,345
	Air New Zealand Ltd.	603,603	1,142
*,^ Xero Ltd.		89,474	1,010
	Vector Ltd.	271,917	583
	Warehouse Group Ltd.	147,257	305
			31,000
Norway (0.5%)
	Statoil ASA	1,176,454	19,701
	DNB ASA	1,317,213	19,085
	Telenor ASA	854,073	18,348
	Yara International ASA	215,329	11,210
	Norsk Hydro ASA	1,637,527	9,623
	Orkla ASA	956,893	7,052
	Schibsted ASA	101,425	6,534
	Seadrill Ltd.	434,981	4,649
	Marine Harvest ASA	349,136	4,567
	Gjensidige Forsikring ASA	208,000	3,507
	Subsea 7 SA	347,121	2,953
*,2 Aker Solutions ASA		175,045	854
^	Akastor ASA	175,045	430
			108,513
Other (0.1%)[3]
4	Vanguard FTSE Emerging Markets ETF	611,050	24,405

Peru (0.1%)
	Credicorp Ltd.	62,530	9,111
	Cia de Minas Buenaventura SAA ADR	273,299	3,121

	Volcan Cia Minera SAA Class B	833,498	130
			12,362
Philippines (0.4%)
	SM Investments Corp.	389,576	8,191
	Philippine Long Distance Telephone Co.	101,960	6,860
	Universal Robina Corp.	1,180,990	5,541
	Ayala Land Inc.	6,756,748	5,503
	Ayala Corp.	288,038	4,733
	BDO Unibank Inc.	1,678,358	4,356
	Bank of the Philippine Islands	1,847,156	4,137
	SM Prime Holdings Inc.	9,312,545	3,914
	JG Summit Holdings Inc.	2,545,650	3,782
	Aboitiz Equity Ventures Inc.	2,733,330	3,502
	Alliance Global Group Inc.	5,343,500	3,020
	Jollibee Foods Corp.	574,890	3,018
	Metropolitan Bank & Trust Co.	1,350,420	2,909
	International Container Terminal Services Inc.	1,104,210	2,844
	Aboitiz Power Corp.	2,311,780	2,325
	Manila Electric Co.	373,840	2,323
	DMCI Holdings Inc.	6,336,150	2,210
	GT Capital Holdings Inc.	77,060	2,109
	San Miguel Corp.	1,026,340	1,770
	Energy Development Corp.	7,175,500	1,388
	Globe Telecom Inc.	34,450	1,360
	LT Group Inc.	3,109,773	960
*	Bloomberry Resorts Corp.	3,198,200	896
	Emperador Inc.	2,155,296	487
	Petron Corp.	2,326,000	480
*	Travellers International Hotel Group Inc.	1,844,200	294
			78,912
Poland (0.3%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	1,058,719	9,795
	Powszechny Zaklad Ubezpieczen SA	69,037	9,389
	Bank Pekao SA	159,372	7,687
	Polski Koncern Naftowy Orlen SA	403,388	5,952
	KGHM Polska Miedz SA	166,613	4,723
	PGE Polska Grupa Energetyczna SA	893,707	4,683
	Bank Zachodni WBK SA	35,211	3,276
*	LPP SA	1,568	3,172
	Polskie Gornictwo Naftowe i Gazownictwo SA	2,151,229	2,538
	Energa SA	387,503	2,196
	Orange Polska SA	803,661	1,939
	mBank	15,008	1,898
	Cyfrowy Polsat SA	266,525	1,712
	Tauron Polska Energia SA	1,223,464	1,646
^	ING Bank Slaski SA	38,936	1,419
*	Alior Bank SA	53,371	1,235
	Bank Handlowy w Warszawie SA	40,236	1,173
	Enea SA	260,329	1,157
^	Bank Millennium SA	509,426	1,028
	Synthos SA	877,856	1,017
^	Eurocash SA	95,980	953
*,^ Getin Noble Bank SA		1,306,778	702
*,^ Jastrzebska Spolka Weglowa SA		90,039	514
			69,804

Portugal (0.1%)
EDP - Energias de Portugal SA	3,127,939	11,899
Galp Energia SGPS SA	459,022	4,849
Jeronimo Martins SGPS SA	307,543	3,308
* Banco Comercial Portugues SA	45,448,472	3,201
EDP Renovaveis SA	250,767	1,676
^ Portugal Telecom SGPS SA	759,253	529
* Banco Espirito Santo SA	3,873,216	22
		25,484
Russia (0.6%)
Lukoil OAO ADR	593,728	23,345
Gazprom OAO ADR	5,726,661	22,987
Magnit PJSC GDR	343,605	13,065
MMC Norilsk Nickel OJSC ADR	583,698	9,621
Sberbank of Russia	10,335,296	9,256
NOVATEK OAO	1,379,216	9,223
Tatneft OAO ADR	293,468	6,872
Rosneft OAO GDR	1,459,489	4,730
Gazprom OAO	2,104,535	4,374
AK Transneft OAO Preference Shares	1,890	3,880
Surgutneftegas OAO ADR	887,281	3,852
Mobile TeleSystems OJSC	1,032,110	3,261
VTB Bank OJSC GDR	1,646,196	3,159
Uralkali PJSC	1,223,896	3,101
VTB Bank OJSC	3,004,328,867	3,013
Sberbank of Russia ADR	723,000	2,665
Severstal PAO GDR	206,271	1,876
Moscow Exchange MICEX-RTS OAO	1,678,490	1,700
MegaFon OAO GDR	114,267	1,561
Novolipetsk Steel OJSC	1,124,273	1,501
RusHydro JSC	161,974,634	1,239
PhosAgro OAO GDR	95,475	1,045
Rostelecom OJSC	682,908	860
Sistema JSFC GDR	180,896	806
Rostelecom OJSC ADR	100,601	748
Mobile TeleSystems OJSC ADR	92,735	729
E.ON Russia JSC	15,946,100	582
LSR Group GDR	247,646	395
Magnitogorsk Iron & Steel Works OJSC	1,828,548	348
* Pharmstandard OJSC GDR	42,507	336
Aeroflot - Russian Airlines OJSC	494,114	275
* Inter RAO JSC	24,257,300	251
Federal Grid Co. Unified Energy System JSC	255,816,667	185
TMK OAO GDR	61,058	156
* Rosseti JSC	24,327,627	147
		141,144
Singapore (1.1%)
DBS Group Holdings Ltd.	2,135,459	31,134
Oversea-Chinese Banking Corp. Ltd.	3,746,819	28,739
Singapore Telecommunications Ltd.	8,997,200	27,095
United Overseas Bank Ltd.	1,446,460	24,736
Keppel Corp. Ltd.	1,732,883	11,130
CapitaLand Ltd.	3,089,750	7,930
Global Logistic Properties Ltd.	3,666,717	6,841
Singapore Exchange Ltd.	1,072,174	6,151
Wilmar International Ltd.	2,582,754	6,129

	Singapore Airlines Ltd.	652,670	6,096
	Singapore Press Holdings Ltd.	1,954,121	5,959
	Genting Singapore plc	7,464,212	5,951
	City Developments Ltd.	771,498	5,718
	ComfortDelGro Corp. Ltd.	2,668,424	5,658
	CapitaMall Trust	3,171,800	4,893
	Singapore Technologies Engineering Ltd.	1,885,151	4,676
*	Hutchison Port Holdings Trust	6,554,000	4,673
	Ascendas REIT	2,415,000	4,386
	Noble Group Ltd.	5,497,872	4,301
	Suntec REIT	2,867,495	3,978
*	Jardine Cycle & Carriage Ltd.	122,016	3,808
	Sembcorp Industries Ltd.	1,062,000	3,377
	CapitaCommercial Trust	2,401,235	3,140
	UOL Group Ltd.	557,000	2,964
	Keppel Land Ltd.	829,724	2,783
	Singapore Post Ltd.	1,700,000	2,688
	Golden Agri-Resources Ltd.	8,268,407	2,565
	Yangzijiang Shipbuilding Holdings Ltd.	2,429,964	2,221
^	Sembcorp Marine Ltd.	978,600	2,166
	StarHub Ltd.	692,840	2,138
	Venture Corp. Ltd.	290,000	1,742
	SMRT Corp. Ltd.	855,000	1,105
	M1 Ltd.	334,900	926
	SIA Engineering Co. Ltd.	273,000	879
^	Olam International Ltd.	549,000	799
	Wing Tai Holdings Ltd.	551,811	746
*,^ Neptune Orient Lines Ltd.		961,750	717
	Frasers Centrepoint Ltd.	434,000	551
	Yanlord Land Group Ltd.	673,000	501
*	Fraser and Neave Ltd.	200,000	435
^	COSCO Corp. Singapore Ltd.	998,000	399
	Indofood Agri Resources Ltd.	477,000	249
			243,073
South Africa (1.8%)
	Naspers Ltd.	443,766	64,019
	MTN Group Ltd.	2,159,697	37,295
	Sasol Ltd.	676,324	24,429
	Standard Bank Group Ltd.	1,473,179	19,454
	FirstRand Ltd.	3,915,500	17,425
	Steinhoff International Holdings Ltd.	3,079,376	15,738
	Aspen Pharmacare Holdings Ltd.	374,022	14,005
	Remgro Ltd.	590,558	13,665
	Sanlam Ltd.	2,157,896	12,934
	Bidvest Group Ltd.	394,042	10,875
	Shoprite Holdings Ltd.	521,967	8,251
	Woolworths Holdings Ltd.	1,063,066	7,891
	Mr Price Group Ltd.	299,852	6,792
	Barclays Africa Group Ltd.	394,154	6,701
	Growthpoint Properties Ltd.	2,623,793	6,588
	Tiger Brands Ltd.	183,128	6,176
*	AngloGold Ashanti Ltd.	493,824	5,990
	Netcare Ltd.	1,798,871	5,972
	Gold Fields Ltd.	925,723	5,333
	Nedbank Group Ltd.	234,263	5,136
	Mediclinic International Ltd.	516,286	5,105
	RMB Holdings Ltd.	836,097	4,722

	Vodacom Group Ltd.	398,993	4,581
	Life Healthcare Group Holdings Ltd.	1,191,004	4,432
*	Impala Platinum Holdings Ltd.	609,776	3,956
	Truworths International Ltd.	533,523	3,695
	Discovery Ltd.	366,761	3,612
	Imperial Holdings Ltd.	201,783	3,555
	Foschini Group Ltd.	237,969	3,412
	MMI Holdings Ltd.	1,212,401	3,258
	Coronation Fund Managers Ltd.	365,696	3,236
	SPAR Group Ltd.	202,793	3,199
*	Sappi Ltd.	744,624	3,057
	AVI Ltd.	372,037	2,696
	Mondi Ltd.	148,433	2,667
	Brait SE	387,751	2,561
	Nampak Ltd.	699,496	2,550
	Investec Ltd.	289,828	2,428
	Capital Property Fund	1,896,158	2,415
	Sibanye Gold Ltd.	874,268	2,364
	Capitec Bank Holdings Ltd.	70,992	2,328
*	Telkom SA SOC Ltd.	381,151	2,278
	Clicks Group Ltd.	293,475	2,268
*	Anglo American Platinum Ltd.	73,825	2,263
	Massmart Holdings Ltd.	146,645	2,087
	Barloworld Ltd.	264,219	1,994
	Tongaat Hulett Ltd.	133,864	1,836
*	Harmony Gold Mining Co. Ltd.	553,687	1,665
	Liberty Holdings Ltd.	135,930	1,528
*	Northam Platinum Ltd.	457,243	1,506
	Aeci Ltd.	135,188	1,447
^	Exxaro Resources Ltd.	150,052	1,330
	Reunert Ltd.	243,126	1,305
	Pick n Pay Stores Ltd.	259,088	1,277
	African Rainbow Minerals Ltd.	123,333	1,240
	Kumba Iron Ore Ltd.	63,994	1,230
	JSE Ltd.	106,642	1,118
	Sun International Ltd.	99,332	1,105
	PPC Ltd.	557,027	1,021
	Omnia Holdings Ltd.	68,833	1,009
	DataTec Ltd.	199,049	1,002
*	Attacq Ltd.	494,274	967
	PSG Group Ltd.	82,600	940
*	Aveng Ltd.	566,209	868
	Grindrod Ltd.	546,549	852
	Santam Ltd.	42,023	822
	Murray & Roberts Holdings Ltd.	481,406	812
	Wilson Bayly Holmes-Ovcon Ltd.	59,225	614
	Fountainhead Property Trust	773,925	611
	Pick n Pay Holdings Ltd.	280,077	575
*,^ Adcock Ingram Holdings Ltd.		152,934	565
*	Alexander Forbes Group Holdings Ltd.	646,159	528
	Assore Ltd.	37,367	513
	Illovo Sugar Ltd.	242,377	501
*,^ ArcelorMittal South Africa Ltd.		189,691	403
*	Royal Bafokeng Platinum Ltd.	67,222	310
*	African Bank Investments Ltd.	1,597,662	—
			404,888

South Korea (3.1%)
	Samsung Electronics Co. Ltd. GDR	213,636	131,523
	Samsung Electronics Co. Ltd.	25,153	31,225
	Hyundai Motor Co.	188,311	28,940
*	SK Hynix Inc.	654,026	28,251
	NAVER Corp.	33,456	21,685
	POSCO ADR	371,359	21,624
	Shinhan Financial Group Co. Ltd. ADR	540,848	21,553
	Hyundai Mobis Co. Ltd.	82,426	18,634
	KB Financial Group Inc. ADR	469,593	15,849
	Kia Motors Corp.	316,433	13,224
*	Korea Electric Power Corp. ADR	665,341	12,854
	Samsung Fire & Marine Insurance Co. Ltd.	47,531	12,798
	SK Telecom Co. Ltd. ADR	421,555	12,120
	KT&G Corp.	148,303	10,826
	Hana Financial Group Inc.	358,327	10,474
	LG Chem Ltd.	53,699	9,657
	Amorepacific Corp.	3,877	9,344
*	LG Display Co. Ltd.	276,708	9,092
	Samsung SDS Co. Ltd.	35,131	8,497
	Samsung Life Insurance Co. Ltd.	77,410	7,951
	Samsung SDI Co. Ltd.	67,814	7,913
	Samsung C&T Corp.	152,652	7,735
	LG Electronics Inc.	133,050	7,371
	LG Household & Health Care Ltd.	11,389	7,135
^	SK Innovation Co. Ltd.	74,669	6,341
	LG Corp.	109,056	6,137
	SK C&C Co. Ltd.	26,677	5,686
^	Hyundai Heavy Industries Co. Ltd.	53,451	5,477
^	Daum Kakao Corp.	39,227	5,450
	Coway Co. Ltd.	67,335	5,396
	Korea Zinc Co. Ltd.	12,814	5,005
	SK Holdings Co. Ltd.	31,295	4,879
	E-Mart Co. Ltd.	25,580	4,854
	Hyundai Steel Co.	80,268	4,816
	Hankook Tire Co. Ltd.	90,939	4,373
	Orion Corp.	4,506	4,300
^	Hyundai Glovis Co. Ltd.	19,098	4,254
	AMOREPACIFIC Group	3,722	4,243
	Samsung Electro-Mechanics Co. Ltd.	68,765	4,185
	KT Corp. ADR	308,210	4,142
	Kangwon Land Inc.	137,810	4,064
*,^ Cheil Industries Inc.		32,318	4,019
^	Hotel Shilla Co. Ltd.	39,987	3,710
	KCC Corp.	7,268	3,657
	Industrial Bank of Korea	299,954	3,524
	BS Financial Group Inc.	276,738	3,498
^	Samsung Heavy Industries Co. Ltd.	215,556	3,490
	Hyundai Engineering & Construction Co. Ltd.	87,970	3,481
	NCSoft Corp.	17,857	3,261
	Samsung Securities Co. Ltd.	73,881	3,188
*,^ Celltrion Inc.		82,730	3,068
	Lotte Shopping Co. Ltd.	13,879	3,004
	Hyundai Development Co-Engineering & Construction	76,045	2,975
*	Woori Bank	364,076	2,930
	CJ CheilJedang Corp.	9,048	2,899
	LG Uplus Corp.	260,019	2,867

	Dongbu Insurance Co. Ltd.	59,374	2,864
	Lotte Chemical Corp.	17,872	2,820
	S-Oil Corp.	50,511	2,778
	CJ Corp.	17,593	2,762
	Hyundai Wia Corp.	19,786	2,760
	Korea Investment Holdings Co. Ltd.	49,446	2,330
	GS Holdings Corp.	60,870	2,304
	Daewoo Securities Co. Ltd.	229,302	2,102
^	Hyundai Department Store Co. Ltd.	19,184	2,080
*,^ CJ Korea Express Co. Ltd.		11,752	2,058
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	115,344	2,034
	Hyosung Corp.	30,153	1,990
*	Cheil Worldwide Inc.	105,567	1,902
	Hanwha Life Insurance Co. Ltd.	265,970	1,887
	S-1 Corp.	25,863	1,882
	Hyundai Marine & Fire Insurance Co. Ltd.	75,054	1,786
^	Kumho Petrochemical Co. Ltd.	21,477	1,749
	DGB Financial Group Inc.	182,011	1,746
	Samsung Card Co. Ltd.	48,317	1,679
	Lotte Confectionery Co. Ltd.	968	1,650
^	Halla Visteon Climate Control Corp.	39,056	1,644
	Daelim Industrial Co. Ltd.	32,332	1,613
^	OCI Co. Ltd.	22,226	1,576
	Woori Investment & Securities Co. Ltd.	156,392	1,575
	Hanwha Corp.	61,796	1,542
	SK Networks Co. Ltd.	179,957	1,542
*	Korean Air Lines Co. Ltd.	34,756	1,509
	Yuhan Corp.	9,557	1,492
	Hyundai Securities Co. Ltd.	218,271	1,487
*	Doosan Infracore Co. Ltd.	155,116	1,436
	Korea Gas Corp.	34,393	1,416
*,^ Daewoo Engineering & Construction Co. Ltd.		229,245	1,416
^	Daewoo International Corp.	53,610	1,340
^	Paradise Co. Ltd.	55,728	1,332
	Mirae Asset Securities Co. Ltd.	30,818	1,297
	Doosan Heavy Industries & Construction Co. Ltd.	59,261	1,257
	Shinsegae Co. Ltd.	8,432	1,236
*,^ GS Engineering & Construction Corp.		53,833	1,224
*,^ Samsung Engineering Co. Ltd.		35,396	1,221
*	Mando Corp.	8,043	1,212
^	LG Hausys Ltd.	7,079	1,154
	Lotte Chilsung Beverage Co. Ltd.	701	1,062
*,^ NHN Entertainment Corp.		15,311	1,039
	Hanwha Chemical Corp.	92,800	1,038
	Shinhan Financial Group Co. Ltd.	24,159	986
^	Samsung Techwin Co. Ltd.	45,333	945
	Doosan Corp.	9,725	920
	LS Corp.	19,182	841
^	NongShim Co. Ltd.	3,915	827
^	Hyundai Mipo Dockyard Co. Ltd.	11,407	801
*,^ Hyundai Merchant Marine Co. Ltd.		79,630	743
*,^ Hanjin Shipping Co. Ltd.		123,512	670
^	Hyundai Hysco Co. Ltd.	9,358	655
^	Hite Jinro Co. Ltd.	30,329	639
	SKC Co. Ltd.	23,198	637
^	Samsung Fine Chemicals Co. Ltd.	19,430	605
^	KEPCO Engineering & Construction Co. Inc.	15,285	593

KB Financial Group Inc.	16,202	544
Halla Holdings Corp.	9,282	534
* Kyongnam Bank	38,715	384
Korea Electric Power Corp.	7,298	285
POSCO	699	162
* Hyundai Merchant Marine Rights Exp. 03/05/2015	12,231	33
SK Telecom Co. Ltd.	21	5
* KT Corp.	135	4
		687,084
Spain (2.3%)
* Banco Santander SA	16,142,436	108,576
Telefonica SA	4,889,727	73,324
Banco Bilbao Vizcaya Argentaria SA	7,551,968	64,512
Iberdrola SA	6,286,750	43,394
Inditex SA	1,304,267	38,442
Repsol SA	1,261,334	22,344
Amadeus IT Holding SA	522,821	20,967
Red Electrica Corp. SA	132,909	11,324
Banco de Sabadell SA	4,332,246	10,948
* CaixaBank SA	2,416,976	10,528
* Ferrovial SA	508,402	10,086
Abertis Infraestructuras SA	482,502	9,449
Gas Natural SDG SA	376,633	8,841
Grifols SA	203,632	8,542
* Banco Popular Espanol SA	1,898,935	8,027
Enagas SA	249,544	7,902
Endesa SA	388,624	7,756
* ACS Actividades de Construccion y Servicios SA	213,246	7,417
* Bankia SA	5,653,049	7,393
Bankinter SA	847,212	5,886
* Banco Santander SA	798,146	5,428
Distribuidora Internacional de Alimentacion SA	724,202	4,689
Mapfre SA	1,249,786	4,207
* Mediaset Espana Comunicacion SA	293,812	3,577
Zardoya Otis SA	215,443	2,454
* Acerinox SA	154,472	2,300
* Acciona SA	31,149	2,227
Corp Financiera Alba SA	21,196	1,012
* ACS Actividades de Construccion y Servicios SA Rights Exp. 02/12/2015	30,884	16
		511,568
Sweden (2.2%)
* Nordea Bank AB	3,908,275	49,618
Hennes & Mauritz AB Class B	1,167,898	48,043
Telefonaktiebolaget LM Ericsson Class B	3,666,874	44,458
Swedbank AB Class A	1,281,578	31,002
Svenska Handelsbanken AB Class A	589,637	27,922
Atlas Copco AB Class A	761,390	22,544
Volvo AB Class B	1,875,651	21,959
Skandinaviska Enskilda Banken AB Class A	1,786,959	21,518
Assa Abloy AB Class B	384,843	21,018
Investor AB Class B	556,296	20,243
Svenska Cellulosa AB SCA Class B	714,692	17,227
TeliaSonera AB	2,664,763	16,420
Sandvik AB	1,331,125	13,972
Atlas Copco AB Class B	481,550	13,171
SKF AB	509,439	12,008

*	Hexagon AB Class B	311,642	9,867
	Skanska AB Class B	441,249	9,780
	Electrolux AB Class B	273,653	8,423
	Swedish Match AB	244,437	7,958
	Investment AB Kinnevik	252,608	7,549
	Alfa Laval AB	382,985	7,114
	Getinge AB	225,758	5,564
	Trelleborg AB Class B	300,133	5,428
	Boliden AB	333,516	5,210
	Meda AB Class A	339,454	4,781
	Elekta AB Class B	439,648	4,713
	Securitas AB Class B	379,457	4,625
	Industrivarden AB Class A	240,205	4,499
	Tele2 AB	380,002	4,299
	Industrivarden AB	199,245	3,549
*	Lundin Petroleum AB	260,251	3,376
	Husqvarna AB	452,662	3,144
	Holmen AB	60,310	2,176
	Modern Times Group MTG AB Class B	65,441	1,852
	Ratos AB	232,722	1,454
	Melker Schorling AB	13,871	736
			487,220
Switzerland (6.5%)
	Nestle SA	3,922,150	299,538
	Novartis AG	2,864,253	279,130
	Roche Holding AG	864,182	232,912
*	UBS Group AG	4,337,123	72,695
	Zurich Insurance Group AG	181,388	60,144
	ABB Ltd.	2,817,776	54,175
	Cie Financiere Richemont SA	628,149	52,185
	Credit Suisse Group AG	1,963,636	41,346
	Swiss Re AG	420,043	37,891
	Syngenta AG	112,609	36,681
	Givaudan SA	11,357	20,702
	Holcim Ltd.	280,121	19,584
	Swisscom AG	28,060	16,452
	Geberit AG	46,295	15,816
	Adecco SA	205,879	15,380
	Swatch Group AG (Bearer)	37,116	14,762
	Actelion Ltd.	121,802	13,454
	SGS SA	6,249	11,854
	Julius Baer Group Ltd.	266,936	10,860
	Sika AG	2,580	8,861
	Swiss Life Holding AG	39,379	8,788
	Kuehne & Nagel International AG	61,868	8,516
	Sonova Holding AG	63,693	8,368
	Schindler Holding AG	54,320	8,045
	Chocoladefabriken Lindt & Sprungli AG	126	7,937
	Aryzta AG	102,662	7,697
	Baloise Holding AG	57,611	7,499
	Lonza Group AG	63,098	7,473
*,^ Transocean Ltd.		422,134	6,738
	Chocoladefabriken Lindt & Sprungli AG	1,163	6,054
	Swiss Prime Site AG	68,376	5,931
	Partners Group Holding AG	21,840	5,845
*	Dufry AG	39,098	5,744
	Clariant AG	330,890	5,316

PSP Swiss Property AG	48,327	4,988
Galenica AG	5,925	4,761
Swatch Group AG (Registered)	58,640	4,311
Schindler Holding AG (Registered)	25,641	3,734
GAM Holding AG	200,938	3,551
EMS-Chemie Holding AG	8,991	3,473
Sulzer AG	28,495	3,017
Pargesa Holding SA	34,752	2,511
Barry Callebaut AG	2,516	2,509
DKSH Holding AG	32,775	2,488
Banque Cantonale Vaudoise	3,480	2,030
		1,451,746
Taiwan (2.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,974,781	112,977
Hon Hai Precision Industry Co. Ltd.	15,603,446	42,816
MediaTek Inc.	1,785,440	27,148
Taiwan Semiconductor Manufacturing Co. Ltd.	4,584,973	20,163
Delta Electronics Inc.	2,491,818	15,220
Formosa Plastics Corp.	6,016,873	14,520
Fubon Financial Holding Co. Ltd.	8,918,861	14,133
Nan Ya Plastics Corp.	7,009,615	14,084
Chunghwa Telecom Co. Ltd. ADR	465,068	13,971
Cathay Financial Holding Co. Ltd.	9,749,057	13,961
China Steel Corp.	15,287,234	12,951
CTBC Financial Holding Co. Ltd.	18,203,263	11,547
Formosa Chemicals & Fibre Corp.	5,330,306	11,406
Largan Precision Co. Ltd.	123,068	10,234
Mega Financial Holding Co. Ltd.	12,111,144	9,241
Asustek Computer Inc.	867,023	9,062
Uni-President Enterprises Corp.	5,644,392	8,994
Advanced Semiconductor Engineering Inc. ADR	1,319,916	8,725
United Microelectronics Corp. ADR	3,520,696	8,379
Quanta Computer Inc.	3,235,598	7,885
Catcher Technology Co. Ltd.	874,153	7,644
Hotai Motor Co. Ltd.	501,000	7,199
Taiwan Mobile Co. Ltd.	2,050,648	6,762
AU Optronics Corp. ADR	1,186,009	6,642
Siliconware Precision Industries Co. Ltd. ADR	734,714	6,289
Yuanta Financial Holding Co. Ltd.	11,950,950	5,733
China Development Financial Holding Corp.	17,150,318	5,632
Cheng Shin Rubber Industry Co. Ltd.	2,268,220	5,467
Pegatron Corp.	2,055,038	5,464
Innolux Corp.	11,253,370	5,421
Taiwan Cement Corp.	3,903,768	5,271
President Chain Store Corp.	681,904	5,242
First Financial Holding Co. Ltd.	8,889,895	5,179
E.Sun Financial Holding Co. Ltd.	8,120,265	4,995
Formosa Petrochemical Corp.	2,305,580	4,912
Far Eastern New Century Corp.	4,815,235	4,846
Hua Nan Financial Holdings Co. Ltd.	8,559,738	4,758
Far EasTone Telecommunications Co. Ltd.	1,901,643	4,646
* Inotera Memories Inc.	3,116,000	4,455
* HTC Corp.	893,570	4,430
Pou Chen Corp.	3,163,125	4,332
SinoPac Financial Holdings Co. Ltd.	10,523,140	4,283
Taishin Financial Holding Co. Ltd.	10,055,488	4,123
Taiwan Cooperative Financial Holding Co. Ltd.	7,520,881	3,879

Novatek Microelectronics Corp.	699,916	3,850
Compal Electronics Inc.	5,111,510	3,727
Foxconn Technology Co. Ltd.	1,295,996	3,509
Asia Cement Corp.	2,761,519	3,329
Advantech Co. Ltd.	415,314	3,101
Lite-On Technology Corp.	2,480,850	3,058
Giant Manufacturing Co. Ltd.	334,625	2,921
Inventec Corp.	3,751,064	2,771
Wistron Corp.	2,776,966	2,532
Synnex Technology International Corp.	1,590,990	2,287
Advanced Semiconductor Engineering Inc.	1,785,847	2,243
Shin Kong Financial Holding Co. Ltd.	7,941,732	2,214
* Acer Inc.	3,328,396	2,159
Chang Hwa Commercial Bank Ltd.	3,694,558	2,085
Epistar Corp.	1,150,000	2,037
Teco Electric and Machinery Co. Ltd.	2,116,000	1,975
TPK Holding Co. Ltd.	293,422	1,901
Chicony Electronics Co. Ltd.	641,418	1,760
Realtek Semiconductor Corp.	549,768	1,667
* Eva Airways Corp.	2,121,587	1,636
Vanguard International Semiconductor Corp.	906,466	1,535
Taiwan Fertilizer Co. Ltd.	851,000	1,483
Yulon Motor Co. Ltd.	962,898	1,406
Wan Hai Lines Ltd.	1,318,702	1,399
* Evergreen Marine Corp. Taiwan Ltd.	1,853,993	1,321
* China Airlines Ltd.	2,601,913	1,317
Formosa Taffeta Co. Ltd.	1,212,000	1,224
* Taiwan Business Bank	4,204,699	1,220
* Walsin Lihwa Corp.	3,887,000	1,200
Siliconware Precision Industries Co. Ltd.	697,000	1,175
Taiwan Glass Industry Corp.	1,513,701	1,100
Unimicron Technology Corp.	1,561,975	1,070
Transcend Information Inc.	319,455	1,018
Eternal Materials Co. Ltd.	990,157	973
* Macronix International	4,122,748	893
* Yang Ming Marine Transport Corp.	1,651,305	889
Capital Securities Corp.	2,564,231	836
Taiwan Secom Co. Ltd.	319,725	831
Oriental Union Chemical Corp.	838,191	764
U-Ming Marine Transport Corp.	494,000	763
Far Eastern International Bank	2,270,706	760
Chunghwa Telecom Co. Ltd.	251,207	759
Cheng Uei Precision Industry Co. Ltd.	422,591	745
YFY Inc.	1,600,451	660
Feng Hsin Iron & Steel Co.	532,790	652
China Motor Corp.	755,105	648
Cathay Real Estate Development Co. Ltd.	1,064,000	566
Ton Yi Industrial Corp.	856,600	551
AU Optronics Corp.	929,000	505
President Securities Corp.	938,349	479
* Nan Ya Printed Circuit Board Corp.	274,395	386
Yulon Nissan Motor Co. Ltd.	23,633	218
Waterland Financial Holdings Co. Ltd.	49,979	13
United Microelectronics Corp.	11,978	6
		595,148
Thailand (0.6%)
Advanced Info Service PCL (Foreign)	1,478,850	11,050

	Kasikornbank PCL (Foreign)	1,478,316	10,101
	Siam Cement PCL (Foreign)	377,348	5,738
	PTT PCL (Foreign)	539,900	5,708
	PTT Exploration & Production PCL (Foreign)	1,704,678	5,567
	Siam Commercial Bank PCL (Foreign)	995,486	5,408
*	PTT PCL	506,872	5,359
	CP ALL PCL (Foreign)	4,192,000	5,311
*	Siam Commercial Bank PCL (Local)	905,700	4,962
	Airports of Thailand PCL (Foreign)	455,300	4,492
	Intouch Holdings PCL	1,759,004	4,329
*	Bank of Ayudhya PCL (Local)	1,814,009	3,774
	Bangkok Bank PCL (Foreign)	595,029	3,488
*	True Corp. PCL	7,056,100	2,924
^	TMB Bank PCL	26,715,100	2,527
^	PTT Global Chemical PCL	1,264,212	2,182
*,^ Bangkok Dusit Medical Services PCL		3,783,700	2,145
*	BTS Group Holdings PCL	7,113,900	2,134
*	Minor International PCL	1,904,100	2,102
	Krung Thai Bank PCL (Foreign)	2,716,125	1,880
	Big C Supercenter PCL	254,900	1,872
^	Total Access Communication PCL (Foreign)	587,700	1,690
	Thai Oil PCL (Foreign)	1,017,500	1,617
*	Thai Union Frozen Products PCL (Foreign)	2,374,544	1,572
*	CP ALL PCL (Local)	1,225,300	1,552
	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,498
*	Charoen Pokphand Foods PCL	1,843,000	1,417
*	PTT Global Chemical PCL	751,600	1,297
	Glow Energy PCL (Foreign)	465,500	1,292
	Big C Supercenter PCL	170,200	1,250
	Central Pattana PCL	903,200	1,225
*	Indorama Ventures PCL	1,736,700	1,155
*	Krung Thai Bank PCL	1,617,600	1,120
*	Home Product Center PCL	4,272,525	1,063
*	Land & Houses PCL	3,790,800	1,062
*	Banpu PCL (Local)	1,362,900	1,011
*	Central Pattana PCL	727,300	991
*	BEC World PCL	617,900	971
*	True Corp. PCL	2,258,001	936
	BEC World PCL (Foreign)	573,400	910
*	Bangkok Life Assurance PCL	515,600	818
	Delta Electronics Thai PCL (Foreign)	339,900	768
*	Electricity Generating PCL	151,900	754
	Siam City Cement PCL (Foreign)	57,200	739
^	Bank of Ayudhya PCL	352,111	733
*	Airports of Thailand PCL	65,600	647
	Electricity Generating PCL (Foreign)	130,500	643
*	IRPC PCL	6,163,000	643
*	Berli Jucker PCL	472,900	580
	IRPC PCL (Foreign)	5,950,900	578
*	Delta Electronics Thailand PCL	252,700	571
*	Ratchaburi Electricity Generating Holding PCL (Local)	269,900	494
*	Total Access Communication PCL (Local)	167,000	479
*	Siam City Cement PCL (Local)	29,900	391
	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	344
	Total Access Communication PCL	97,800	281
*	Thai Airways International PCL (Foreign)	676,002	265
*	Intouch Holdings PCL	72,600	179

^ Land & Houses PCL	478,520	137
* Glow Energy PCL	35,900	100
* Big C Supercenter PCL	2,900	21
* Minor International Warrants Exp. 11/03/2017	90,215	16
* Indorama Ventures PCL Warrants Exp. 08/24/2017	162,130	11
* Indorama Ventures Warrants Expi. 08/24/2018	124,715	8
		126,882
Turkey (0.4%)
Turkiye Garanti Bankasi AS	2,582,977	10,861
Akbank TAS	2,006,537	7,310
BIM Birlesik Magazalar AS	274,914	5,548
* Turkcell Iletisim Hizmetleri AS	962,587	5,542
Turkiye Halk Bankasi AS	754,435	4,844
Turkiye Is Bankasi	1,594,869	4,623
KOC Holding AS	828,965	4,298
Haci Omer Sabanci Holding AS (Bearer)	998,592	4,206
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,503,810	3,270
Tupras Turkiye Petrol Rafinerileri AS	147,008	3,186
* Turk Hava Yollari	809,903	3,091
Turkiye Vakiflar Bankasi Tao	1,288,875	2,994
Eregli Demir ve Celik Fabrikalari TAS	1,651,615	2,961
* Anadolu Efes Biracilik Ve Malt Sanayii AS	273,108	2,396
Yapi ve Kredi Bankasi AS	1,021,804	2,112
Coca-Cola Icecek AS	99,554	2,007
Turk Telekomunikasyon AS	592,872	1,774
Ulker Biskuvi Sanayi AS	170,103	1,346
TAV Havalimanlari Holding AS	164,626	1,228
Arcelik AS	190,858	1,213
Ford Otomotiv Sanayi AS	77,794	1,079
Enka Insaat ve Sanayi AS	508,412	1,027
Tofas Turk Otomobil Fabrikasi AS	142,802	951
Turkiye Sise ve Cam Fabrikalari AS	517,721	808
Koza Altin Isletmeleri AS	100,381	794
Aselsan Elektronik Sanayi Ve Ticaret AS	78,700	382
		79,851
United Arab Emirates (0.2%)
Emaar Properties PJSC	4,254,077	7,754
First Gulf Bank PJSC	1,169,991	5,395
Abu Dhabi Commercial Bank PJSC	2,808,094	5,283
DP World Ltd.	201,289	3,950
Aldar Properties PJSC	3,860,678	2,491
Union National Bank PJSC	1,354,580	2,131
Dubai Islamic Bank PJSC	1,198,565	2,122
* Arabtec Holding PJSC	2,617,126	2,061
* Emaar Malls Group PJSC	2,460,705	1,861
Air Arabia PJSC	2,766,182	1,249
Dubai Financial Market	1,831,404	945
Al Waha Capital PJSC	1,085,722	931
Dubai Investments PJSC	870,645	514
* Dana Gas PJSC	4,107,459	513
* Deyaar Development PJSC	1,670,104	347
* Union Properties PJSC	1,021,833	299
		37,846
United Kingdom (14.7%)
HSBC Holdings plc	23,455,661	214,601
* Royal Dutch Shell plc Class A	4,841,144	147,537

BP plc	22,431,515	144,101
GlaxoSmithKline plc	5,979,829	131,669
British American Tobacco plc	2,292,690	129,345
Vodafone Group plc	32,676,019	114,905
AstraZeneca plc	1,552,167	110,492
Royal Dutch Shell plc Class B	3,016,621	95,506
Diageo plc	3,097,962	91,702
Prudential plc	3,138,504	76,299
* Lloyds Banking Group plc	66,480,097	73,648
Barclays plc	20,165,328	70,821
Rio Tinto plc	1,534,560	67,433
Reckitt Benckiser Group plc	793,482	67,157
Unilever plc	1,483,908	65,343
National Grid plc	4,639,505	65,227
SABMiller plc	1,162,773	63,332
BT Group plc	9,992,385	62,689
BHP Billiton plc	2,597,799	56,426
BG Group plc	4,186,019	55,833
Imperial Tobacco Group plc	1,184,983	55,658
Shire plc	723,018	52,772
Glencore plc	13,127,904	48,949
WPP plc	1,636,347	35,984
Compass Group plc	2,052,074	35,380
Tesco plc	10,005,649	33,836
Standard Chartered plc	2,491,365	33,222
Rolls-Royce Holdings plc	2,305,594	30,803
BAE Systems plc	3,884,292	29,570
SSE plc	1,216,692	29,442
Legal & General Group plc	7,292,718	29,289
Aviva plc	3,617,620	28,702
Centrica plc	6,109,924	26,963
Anglo American plc London Shares	1,604,464	26,800
ARM Holdings plc	1,715,895	26,743
Reed Elsevier plc	1,410,954	24,496
Experian plc	1,220,505	21,507
* CRH plc	889,988	21,501
Pearson plc	1,000,614	20,302
Associated British Foods plc	428,510	19,985
Next plc	181,133	19,683
Smith & Nephew plc	1,102,696	19,664
Wolseley plc	325,108	18,845
Old Mutual plc	6,015,245	18,767
Land Securities Group plc	968,268	18,558
Sky plc	1,290,658	17,999
Standard Life plc	2,942,227	17,777
Whitbread plc	221,998	16,663
British Land Co. plc	1,246,006	15,528
ITV plc	4,610,476	15,259
Kingfisher plc	2,918,985	15,016
Marks & Spencer Group plc	2,062,381	14,992
* Royal Bank of Scotland Group plc	2,657,938	14,432
Burberry Group plc	543,816	14,128
Capita plc	826,138	13,874
United Utilities Group plc	838,141	12,936
Johnson Matthey plc	252,846	12,369
Bunzl plc	409,836	11,675
InterContinental Hotels Group plc	291,767	11,635

London Stock Exchange Group plc	312,584	11,099
GKN plc	1,997,568	11,032
* International Consolidated Airlines Group SA (London Shares)	1,248,065	10,167
Ashtead Group plc	617,753	10,052
Hammerson plc	969,865	10,036
Carnival plc	223,757	10,018
Friends Life Group Ltd.	1,668,307	9,976
Randgold Resources Ltd.	112,342	9,642
Severn Trent plc	293,507	9,502
Sage Group plc	1,307,299	9,424
Persimmon plc	377,385	9,034
Travis Perkins plc	303,074	8,746
Direct Line Insurance Group plc	1,848,383	8,668
* RSA Insurance Group plc	1,233,533	8,417
Barratt Developments plc	1,214,425	8,360
Smiths Group plc	483,898	8,190
3i Group plc	1,182,622	8,156
G4S plc	1,900,939	8,146
Mondi plc	454,352	8,105
St. James's Place plc	629,972	8,105
Taylor Wimpey plc	3,957,205	8,039
Meggitt plc	985,610	7,968
Aberdeen Asset Management plc	1,206,066	7,917
easyJet plc	266,159	7,421
Provident Financial plc	180,455	7,150
WM Morrison Supermarkets plc	2,649,166	7,148
Cobham plc	1,409,510	6,909
Aggreko plc	293,087	6,835
Intertek Group plc	197,400	6,799
^ J Sainsbury plc	1,740,681	6,670
Croda International plc	166,564	6,652
Weir Group plc	260,333	6,564
Inmarsat plc	520,642	6,524
IMI plc	333,212	6,381
Intu Properties plc	1,135,150	6,230
Tullow Oil plc	1,114,741	6,133
Informa plc	796,872	6,127
William Hill plc	1,080,275	6,120
Schroders plc	137,940	5,994
Tate & Lyle plc	578,402	5,899
Hikma Pharmaceuticals plc	164,732	5,837
Amec Foster Wheeler plc	473,846	5,665
Segro plc	911,514	5,645
Berkeley Group Holdings plc	153,648	5,601
Rexam plc	866,032	5,534
DCC plc	102,496	5,431
Investec plc	624,268	5,245
Melrose Industries plc	1,315,827	5,238
Admiral Group plc	239,259	5,205
Royal Mail plc	766,359	5,009
Babcock International Group plc	309,837	4,685
ICAP plc	660,791	4,640
Antofagasta plc	434,385	4,235
Daily Mail & General Trust plc	322,835	4,182
2 Merlin Entertainments plc	680,714	4,134
Hargreaves Lansdown plc	269,051	4,078
Rentokil Initial plc	2,227,878	4,056

*	Coca-Cola HBC AG			242,600	3,899
	John Wood Group plc			441,882	3,796
	Petrofac Ltd.			313,543	3,322
*	Sports Direct International plc			304,839	3,251
	TalkTalk Telecom Group plc			650,382	3,106
	Fresnillo plc			209,833	2,834
	Drax Group plc			494,171	2,681
*	Polyus Gold International Ltd.			831,449	2,427
*	Polymetal International plc			259,135	2,334
*	Indivior plc			779,526	2,043
^	Ashmore Group plc			477,904	2,011
	Serco Group plc			656,935	1,522
	CRH plc			55,217	1,332
	Vedanta Resources plc			128,834	720
					3,275,823
	Total Common Stocks (Cost $20,598,897)				22,244,625
		Coupon
	Temporary Cash Investments (1.7%)[1]
	Money Market Fund (1.6%)
	[5,6] Vanguard Market Liquidity Fund	0.133%		374,724,077	374,724

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.1%)
7	Federal Home Loan Bank Discount Notes	0.060%	2/3/15	1,600	1,600
	[7,8,9]Federal Home Loan Bank Discount Notes	0.110%	2/20/15	8,600	8,600
[7,8]	Federal Home Loan Bank Discount Notes	0.135%	3/20/15	1,000	1,000
7	Federal Home Loan Bank Discount Notes	0.100%	3/27/15	1,000	1,000
[7,8]	Federal Home Loan Bank Discount Notes	0.100%	4/24/15	900	900
	[9,10] Freddie Mac Discount Notes	0.074%	4/6/15	1,500	1,500
					14,600
	Total Temporary Cash Investments (Cost $389,323)				389,324
	Total Investments (101.3%) (Cost $20,988,220)				22,633,949
	Other Assets and Liabilities-Net (-1.3%)[6]				(291,433)
	Net Assets (100%)				22,342,516

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $295,982,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate value of these securities was $40,495,000, representing 0.2% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $320,575,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $3,700,000 have been segregated as initial margin for open futures contracts.
9 Securities with a value of $3,178,000 have been segregated as collateral for open forward currency contracts.

10 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,805,480	286,482	—
Common Stocks—Other	381,378	19,765,074	6,211
Temporary Cash Investments	374,724	14.600	—

FTSE All-World ex-US Index Fund

Futures Contracts—Assets[1]	67	—	—
Futures Contracts—Liabilities[1]	(317)	—	—
Forward Currency Contracts—Assets	—	1,616	—
Forward Currency Contracts—Liabilities	—	(5,347)	—
Total	2,561,332	20,062,425	6,211
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

FTSE All-World ex-US Index Fund

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
FTSE 100 Index	March 2015	218	21,957	1,251
Dow Jones EURO STOXX 50	March 2015	556	21,012	1,951
Topix Index	March 2015	144	17,340	177
S&P ASX 200 Index	March 2015	77	8,308	480
				3,859

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	3/25/15	EUR	18,951	USD	23,723	(2,297)
Bank of America, N.A.	3/17/15	JPY	1,555,237	USD	13,090	160
UBS AG	3/25/15	GBP	7,308	USD	11,374	(371)
BNP Paribas	3/25/15	EUR	7,755	USD	9,450	(682)
The Toronto-Dominion Bank	3/25/15	GBP	5,837	USD	9,185	(397)
BNP Paribas	3/24/15	AUD	10,748	USD	8,794	(455)
UBS AG	3/25/15	EUR	6,910	USD	8,650	(838)
UBS AG	3/17/15	JPY	956,760	USD	7,947	205
Goldman Sachs International	3/17/15	JPY	796,110	USD	6,689	94
UBS AG	3/17/15	JPY	733,565	USD	6,267	(18)
Deutsche Bank AG	3/25/15	USD	21,024	EUR	17,605	1,121
BNP Paribas	3/17/15	USD	16,454	JPY	1,965,105	(288)
UBS AG	3/24/15	USD	984	AUD	1,223	35
						(3,731)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At January 31, 2015, the counterparty had deposited in segregated accounts cash of $1,170,000 in connection with amounts due to the fund for open forward currency contracts.

FTSE All-World ex-US Index Fund

E. At January 31, 2015, the cost of investment securities for tax purposes was $21,044,517,000. Net unrealized appreciation of investment securities for tax purposes was $1,589,432,000, consisting of unrealized gains of $4,085,637,000 on securities that had risen in value since their purchase and $2,496,205,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Australia (9.9%)
* Scentre Group	16,127,895	47,388
* Westfield Corp.	5,789,100	44,160
Stockland	7,079,228	24,010
Goodman Group	4,651,153	22,049
Lend Lease Group	1,600,938	20,636
GPT Group	5,116,858	17,941
Mirvac Group	11,025,117	16,491
Dexus Property Group	2,733,345	16,324
Novion Property Group	7,253,599	13,016
Federation Centres	4,302,634	10,092
Investa Office Fund	1,859,298	5,561
BWP Trust	1,444,709	3,194
^ Cromwell Property Group	3,821,257	3,147
Charter Hall Retail REIT	912,727	3,105
Charter Hall Group	807,213	3,025
Shopping Centres Australasia Property Group	1,885,344	2,821
Abacus Property Group	824,349	1,951
^ Aveo Group	1,050,450	1,852
ALE Property Group	515,020	1,377
^ Growthpoint Properties Australia Ltd.	476,201	1,063
^ National Storage REIT	912,287	1,040
GDI Property Group	1,483,656	975
Folkestone Education Trust	565,540	880
^ Astro Japan Property Group	214,099	833
^ Ingenia Communities Group	2,504,174	807
Hotel Property Investments	385,716	791
^ Cedar Woods Properties Ltd.	173,378	783
Sunland Group Ltd.	578,453	765
^ Arena REIT	599,005	740
Peet Ltd.	899,768	725
Australian Industrial REIT	376,528	674
^ Industria REIT	411,266	646
Finbar Group Ltd.	603,547	598
360 Capital Group Ltd.	682,724	572
Aspen Group	567,358	548
360 Capital Office Fund	273,972	449
Galileo Japan Trust	309,005	428
Villa World Ltd.	255,588	416
		271,873
Austria (0.8%)
* IMMOFINANZ AG	3,238,451	7,400
CA Immobilien Anlagen AG	236,798	4,796
BUWOG AG	155,646	3,040
^ Conwert Immobilien Invest SE	192,988	2,246
Atrium European Real Estate Ltd.	371,792	1,732
S IMMO AG	170,400	1,319
		20,533

Belgium (0.6%)
	Cofinimmo SA	52,314	6,396
	Befimmo SA	56,595	4,320
	Warehouses De Pauw SCA	34,944	2,686
	Aedifica SA	28,591	1,913
			15,315
Brazil (0.7%)
	BR Malls Participacoes SA	1,378,700	7,849
	Multiplan Empreendimentos Imobiliarios SA	240,950	4,310
	BR Properties SA	612,653	2,039
	Iguatemi Empresa de Shopping Centers SA	194,886	1,764
	Aliansce Shopping Centers SA	213,129	1,279
	Sao Carlos Empreendimentos e Participacoes SA	75,250	846
	Sonae Sierra Brasil SA	76,283	445
	JHSF Participacoes SA	344,227	276
			18,808
Canada (2.8%)
^	RioCan REIT	453,569	10,508
	H&R REIT	403,926	7,763
^	Calloway REIT	200,616	5,009
	First Capital Realty Inc.	298,527	4,586
^	Canadian REIT	102,784	3,900
^	Boardwalk REIT	77,979	3,764
^	Canadian Apartment Properties REIT	164,979	3,696
^	Cominar REIT	235,222	3,593
^	Allied Properties REIT	111,477	3,509
^	Dream Office REIT	157,872	3,374
	Chartwell Retirement Residences	270,863	2,694
	Granite REIT	70,440	2,472
^	Artis REIT	200,996	2,460
	Crombie REIT	190,940	2,024
	Morguard Corp.	17,552	1,996
	Morguard REIT	94,617	1,375
	Killam Properties Inc.	154,826	1,354
	Choice Properties REIT	143,904	1,229
	Brookfield Canada Office Properties	51,424	1,170
	Dream Global REIT	163,096	1,149
	Pure Industrial Real Estate Trust	285,428	1,087
*	Dream Unlimited Corp. Class A	154,185	1,074
^	CT REIT	100,548	1,022
	Northern Property REIT	47,571	923
	Milestone Apartments REIT	78,600	829
	InnVest REIT	161,538	795
	Dream Industrial REIT	101,700	718
	Melcor Developments Ltd.	39,660	530
*,^ Mainstreet Equity Corp.		19,889	530
^	NorthWest Healthcare Properties REIT	71,137	517
^	Plaza Retail REIT	136,150	453
	InterRent REIT	84,796	423
	Morguard North American Residential REIT	48,600	400
	Retrocom REIT	123,205	388
			77,314

Chile (0.1%)
	Parque Arauco SA	1,900,295	3,371

China (6.8%)
	China Overseas Land & Investment Ltd.	12,161,550	35,068
	China Resources Land Ltd.	7,149,710	18,291
	Country Garden Holdings Co. Ltd.	22,004,163	8,768
*,^ China Vanke Co. Ltd.		3,963,354	8,588
	Shimao Property Holdings Ltd.	3,803,164	7,983
	Sino-Ocean Land Holdings Ltd.	11,540,391	7,380
^	Evergrande Real Estate Group Ltd.	13,798,921	5,728
	Longfor Properties Co. Ltd.	4,042,117	5,310
	New World China Land Ltd.	8,173,102	5,089
	Sunac China Holdings Ltd.	5,352,378	4,792
	SOHO China Ltd.	5,732,545	3,981
	Yuexiu Property Co. Ltd.	20,410,174	3,967
*,^ Carnival Group International Holdings Ltd.		23,779,452	3,824
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,507,934	3,625
	Guangzhou R&F Properties Co. Ltd.	3,044,209	3,451
	Agile Property Holdings Ltd.	4,435,409	2,702
	Poly Property Group Co. Ltd.	5,735,320	2,635
	China South City Holdings Ltd.	7,974,111	2,608
	KWG Property Holding Ltd.	4,049,658	2,586
	Shui On Land Ltd.	10,925,038	2,459
	Franshion Properties China Ltd.	7,946,054	2,333
*,^ Goldin Properties Holdings Ltd.		3,910,850	2,238
^	Greentown China Holdings Ltd.	2,469,237	2,154
*,^ Renhe Commercial Holdings Co. Ltd.		46,536,484	2,100
*	Hopson Development Holdings Ltd.	2,184,710	1,937
	Shenzhen Investment Ltd.	6,602,077	1,905
	Yuexiu REIT	3,217,516	1,697
	China Merchants Property Development Co. Ltd. Class B	654,394	1,645
*	Mingfa Group International Co. Ltd.	4,738,363	1,550
	Beijing Capital Land Ltd.	3,065,034	1,405
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	820,534	1,404
^	Tian An China Investment Co. Ltd.	2,241,761	1,385
^	China Overseas Grand Oceans Group Ltd.	2,378,386	1,251
	CIFI Holdings Group Co. Ltd.	6,150,000	1,238
^	Kaisa Group Holdings Ltd.	5,678,671	1,165
	Spring REIT	2,184,000	1,054
*,^ Zhuguang Holdings Group Co. Ltd.		4,048,000	879
*,^ China SCE Property Holdings Ltd.		4,542,766	874
*	Glorious Property Holdings Ltd.	7,339,036	841
	Jiangsu Future Land Co. Ltd. Class B	1,657,610	840
*,^,
	2 Sunshine 100 China Holdings Ltd.	1,986,000	809
^	China Aoyuan Property Group Ltd.	4,933,000	794
*,^ China Oceanwide Holdings Ltd.		6,988,000	752
^	Yuzhou Properties Co. Ltd.	3,150,000	751
*,^ Wanda Hotel Development Co. Ltd.		3,761,741	717
*	Shanghai Industrial Urban Development Group Ltd.	4,458,799	711
	Hydoo International Holding Ltd.	3,424,000	703
^	Logan Property Holdings Co. Ltd.	2,190,000	681
	C C Land Holdings Ltd.	3,823,000	658
^	Fantasia Holdings Group Co. Ltd.	6,352,443	646
*	Guorui Properties Ltd.	1,899,000	639
*,^ Wuzhou International Holdings Ltd.		3,642,000	635

	Road King Infrastructure Ltd.	744,000	635
*,^ Zall Development Group Ltd.		1,785,858	613
*,^ Beijing Properties Holdings Ltd.		7,442,000	566
	China Merchants Land Ltd.	3,940,000	564
^	Greenland Hong Kong Holdings Ltd.	1,423,000	555
*,2 China Vast Industrial Urban Development Co. Ltd.		1,341,000	552
^	Times Property Holdings Ltd.	1,363,000	549
*,^ China New Town Development Co. Ltd.		9,086,000	516
^,2 Redco Properties Group Ltd.		1,050,000	502
	Lai Fung Holdings Ltd.	24,425,000	480
^	Silver Grant International Industries Ltd.	3,150,216	463
*	Sinolink Worldwide Holdings Ltd.	5,938,643	458
	New Century REIT	1,081,000	451
	Minmetals Land Ltd.	3,827,000	438
^	Zhong An Real Estate Ltd.	3,184,000	424
*	Powerlong Real Estate Holdings Ltd.	3,013,139	411
	Future Land Development Holdings Ltd.	3,936,000	396
*,^ Guangdong Land Holdings Ltd.		1,498,000	385
	Xinyuan Real Estate Co. Ltd. ADR	182,110	366
	Gemdale Properties & Investment Corp. Ltd.	4,454,000	247
*	First Sponsor Group Ltd.	169,000	151
			186,948
Denmark (0.0%)
	Jeudan A/S	6,340	563
*	TK Development A/S	165,949	227
			790
Egypt (0.3%)
	Talaat Moustafa Group	3,203,228	4,835
*	Six of October Development & Investment	689,441	1,389
*	Palm Hills Developments SAE	2,284,205	1,329
	Heliopolis Co. for Housing and Construction SAE	90,000	812
	Amer Group Holding	3,200,000	532
*	United Co. for Housing & Development - SAE	190,000	389
			9,286
Finland (0.3%)
	Sponda Oyj	726,461	3,346
	Citycon Oyj	820,766	2,783
	Technopolis Oyj	327,694	1,485
			7,614
France (5.9%)
	Unibail-Rodamco SE	297,502	83,795
	Klepierre	641,767	30,200
	Gecina SA	109,131	14,300
	Fonciere Des Regions	136,664	14,000
	ICADE	98,898	8,632
	Mercialys SA	167,343	4,050
	Nexity SA	88,310	3,477
*	Fonciere de Paris SIIC	18,841	2,280
	Altarea SCA	8,655	1,473
	ANF Immobilier	30,489	784
*	Societe de la Tour Eiffel	5,585	294
			163,285
Germany (3.5%)
	Deutsche Wohnen AG	884,896	22,987
	Deutsche Annington Immobilien SE	522,567	18,150

*	GAGFAH SA-Tender	651,558	14,519
	LEG Immobilien AG	174,300	13,346
	Deutsche Euroshop AG	137,522	6,371
^	TAG Immobilien AG	376,937	4,896
*,^ Grand City Properties SA		228,592	3,742
	alstria office REIT-AG	229,820	2,941
*	Patrizia Immobilien AG	107,713	1,889
*	TLG Immobilien AG	100,000	1,562
	DIC Asset AG	140,717	1,470
	Hamborner REIT AG	122,372	1,266
*	Vib Vermoegen AG	63,946	1,163
*	DO Deutsche Office AG	200,920	809
*	GAGFAH SA	8,070	180
			95,291
Greece (0.0%)
	Grivalia Properties REIC	113,269	1,009
*	LAMDA Development SA	56,403	179
			1,188
Hong Kong (14.0%)
	Sun Hung Kai Properties Ltd.	5,015,441	81,613
	Cheung Kong Holdings Ltd.	4,001,375	76,357
	Link REIT	6,925,589	46,850
	Henderson Land Development Co. Ltd.	3,902,943	27,823
	Hongkong Land Holdings Ltd.	3,568,212	26,423
	Sino Land Co. Ltd.	13,480,605	22,544
	Hang Lung Properties Ltd.	6,929,691	20,375
	Wheelock & Co. Ltd.	2,475,652	14,007
	Hang Lung Group Ltd.	2,804,413	13,337
	Hysan Development Co. Ltd.	2,125,422	10,273
	Swire Properties Ltd.	3,184,200	10,223
	Kerry Properties Ltd.	2,175,654	7,688
^	Chinese Estates Holdings Ltd.	1,443,452	4,642
	Champion REIT	8,044,969	3,940
	Great Eagle Holdings Ltd.	793,697	2,643
	K Wah International Holdings Ltd.	3,527,338	1,903
	Sunlight REIT	2,820,400	1,425
	Prosperity REIT	3,622,649	1,343
*,^ Joy City Property Ltd.		6,856,000	1,341
	Kowloon Development Co. Ltd.	988,414	1,153
	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	2,509,500	1,140
	Far East Consortium International Ltd.	2,856,000	1,123
	HKR International Ltd.	2,060,482	1,058
	TAI Cheung Holdings Ltd.	1,271,131	1,056
*	Yida China Holdings Ltd.	2,842,000	916
	Regal REIT	2,747,815	775
	Lai Sun Development Co. Ltd.	30,240,302	677
	Emperor International Holdings Ltd.	2,945,832	668
^	CSI Properties Ltd.	14,818,348	571
	Liu Chong Hing Investment Ltd.	452,000	557
	Soundwill Holdings Ltd.	282,000	460
*,^ International Entertainment Corp.		796,000	267
			385,171
India (0.4%)
	DLF Ltd.	1,326,388	3,617
*	Housing Development & Infrastructure Ltd.	844,519	1,493
*	Unitech Ltd.	4,257,914	1,274

Prestige Estates Projects Ltd.	286,511	1,269
Phoenix Mills Ltd.	147,180	965
Oberoi Realty Ltd.	211,160	962
Indiabulls Real Estate Ltd.	607,769	813
Godrej Properties Ltd.	169,273	762
Puravankara Projects Ltd.	165,225	219
		11,374
Indonesia (1.0%)
Lippo Karawaci Tbk PT	57,235,600	5,115
Bumi Serpong Damai Tbk PT	27,679,527	4,388
Summarecon Agung Tbk PT	30,547,300	3,949
Ciputra Development Tbk PT	31,062,200	3,503
Pakuwon Jati Tbk PT	74,436,135	2,919
Alam Sutera Realty Tbk PT	28,927,197	1,347
* Lippo Cikarang Tbk PT	1,418,000	1,281
Modernland Realty Tbk PT	29,647,200	1,238
Kawasan Industri Jababeka Tbk PT	44,676,212	1,067
Intiland Development Tbk PT	17,051,951	831
Agung Podomoro Land Tbk PT	20,415,700	716
Ciputra Property Tbk PT	9,115,596	587
Bekasi Fajar Industrial Estate Tbk PT	9,409,482	540
* Sentul City Tbk PT	58,504,900	526
Ciputra Surya Tbk PT	1,922,831	453
* Bakrieland Development Tbk PT	58,597,400	231
		28,691
Ireland (0.2%)
* Green REIT plc	2,073,029	3,110
Hibernia REIT plc	2,017,015	2,538
* Irish Residential Properties REIT plc	463,254	531
		6,179
Israel (0.6%)
Gazit-Globe Ltd.	263,258	3,332
Azrieli Group	86,782	2,994
Alony Hetz Properties & Investments Ltd.	225,153	1,589
Melisron Ltd.	43,265	1,260
Reit 1 Ltd.	460,035	1,137
Norstar Holdings Inc.	42,741	1,036
* Nitsba Holdings 1995 Ltd.	75,123	1,024
Amot Investments Ltd.	341,961	1,015
* Airport City Ltd.	95,697	788
* Jerusalem Oil Exploration	24,250	719
Africa Israel Properties Ltd.	36,351	453
Sella Capital Real Estate Ltd.	262,567	390
* AL-ROV Israel Ltd.	11,461	309
* Big Shopping Centers Ltd.	7,536	301
* Africa Israel Investments Ltd.	311,533	276
* Industrial Buildings Corp. Ltd.	188,138	199
Jerusalem Economy Ltd.	55,782	193
* Elbit Imaging Ltd.	80,040	137
* Africa Israel Investments Ltd Warrants Exp. 3/31/2015	20,019	—
		17,152
Italy (0.1%)
Beni Stabili SpA SIIQ	2,986,933	2,232
Immobiliare Grande Distribuzione SIIQ SPA	821,062	675

*,^ Prelios SPA		1,020,769	343
			3,250
Japan (21.3%)
	Mitsubishi Estate Co. Ltd.	4,217,445	84,858
	Mitsui Fudosan Co. Ltd.	3,005,057	75,973
	Sumitomo Realty & Development Co. Ltd.	1,444,367	46,071
	Daiwa House Industry Co. Ltd.	1,999,974	36,831
	Daito Trust Construction Co. Ltd.	244,000	27,161
	Nippon Building Fund Inc.	4,299	21,153
	Japan Real Estate Investment Corp.	3,814	18,530
	Japan Retail Fund Investment Corp.	7,338	15,895
	United Urban Investment Corp.	7,935	12,702
	Nippon Prologis REIT Inc.	5,220	12,290
	Hulic Co. Ltd.	1,175,932	10,682
	Advance Residence Investment Corp.	3,943	10,097
	Tokyu Fudosan Holdings Corp.	1,567,856	9,718
^	Orix JREIT Inc.	6,400	9,590
	Tokyo Tatemono Co. Ltd.	1,308,166	8,832
	Japan Prime Realty Investment Corp.	2,509	8,764
	GLP J-Reit	7,243	8,227
	Kenedix Office Investment Corp.	1,160	6,889
	Activia Properties Inc.	768	6,870
	Mori Trust Sogo Reit Inc.	3,135	6,522
	Frontier Real Estate Investment Corp.	1,420	6,473
	Nomura Real Estate Holdings Inc.	381,229	6,415
	Nomura Real Estate Master Fund Inc.	5,031	6,307
	Aeon Mall Co. Ltd.	351,983	5,835
	Nippon Accommodations Fund Inc.	1,413	5,835
	Nomura Real Estate Office Fund Inc.	1,121	5,728
	Japan Hotel REIT Investment Corp.	8,587	5,659
	Japan Logistics Fund Inc.	2,534	5,428
^	Daiwa House Residential Investment Corp.	1,124	5,278
*	Leopalace21 Corp.	796,450	5,153
	Mori Hills REIT Investment Corp.	3,608	5,101
^	Industrial & Infrastructure Fund Investment Corp.	1,002	5,060
	Daiwa Office Investment Corp.	850	4,931
	Japan Excellent Inc.	3,658	4,691
^	Daiwa House REIT Investment Corp.	886	4,295
	Fukuoka REIT Corp.	1,871	3,774
	Premier Investment Corp.	700	3,747
	Tokyu REIT Inc.	2,804	3,716
	Sekisui House SI Residential Investment Corp.	3,054	3,448
	AEON REIT Investment Corp.	2,378	3,254
^	Hulic Reit Inc.	2,168	3,248
	NTT Urban Development Corp.	331,500	3,180
	Invincible Investment Corp.	6,791	3,028
^	Nomura Real Estate Residential Fund Inc.	485	2,813
	Comforia Residential REIT Inc.	1,151	2,513
^	Global One Real Estate Investment Corp.	597	2,476
^	Kenedix Residential Investment Corp.	854	2,474
	Ichigo Real Estate Investment Corp.	3,130	2,454
	Top REIT Inc.	525	2,253
	Hankyu Reit Inc.	1,645	2,138
	Japan Rental Housing Investments Inc.	2,683	2,133
^	Heiwa Real Estate REIT Inc.	2,509	2,087
	TOC Co. Ltd.	267,029	1,623
	Takara Leben Co. Ltd.	310,352	1,619

Heiwa Real Estate Co. Ltd.	109,132	1,553
Daibiru Corp.	170,057	1,496
MID Reit Inc.	563	1,440
Daikyo Inc.	961,675	1,421
Hoshino Resorts REIT Inc.	125	1,419
^ NIPPON REIT Investment Corp.	437	1,386
Invesco Office J-Reit Inc.	1,390	1,377
^ Jowa Holdings Co. Ltd.	40,100	1,240
SIA Reit Inc.	226	992
Goldcrest Co. Ltd.	52,265	815
Keihanshin Building Co. Ltd.	124,600	741
^ Starts Proceed Investment Corp.	393	727
Tokyo Theatres Co. Inc.	354,017	426
Airport Facilities Co. Ltd.	71,500	421
Shinoken Group Co. Ltd.	31,200	357
		587,633
Malaysia (1.0%)
IOI Properties Group Bhd.	5,010,716	2,838
KLCCP Stapled Group	1,384,800	2,632
SP Setia Bhd Group	1,916,700	1,859
Sunway Bhd.	1,975,185	1,809
IGB REIT	4,822,100	1,766
UEM Sunrise Bhd.	4,478,565	1,561
Eastern & Oriental Bhd.	2,413,620	1,519
Sunway REIT	3,485,834	1,489
Mah Sing Group Bhd.	2,545,894	1,336
IJM Land Bhd.	1,139,441	1,119
Pavilion REIT	2,536,300	1,084
CapitaMalls Malaysia Trust	2,514,400	998
Axis REIT	922,900	911
UOA Development Bhd.	1,504,300	870
IGB Corp. Bhd.	950,000	691
* Eco World Development Group Bhd.	956,000	592
KSL Holdings Bhd.	963,400	532
* YNH Property Bhd.	861,980	457
Matrix Concepts Holdings Bhd.	533,900	403
Tropicana Corp. Bhd.	1,228,900	355
Land & General Bhd.	1,816,500	261
Tambun Indah Land Bhd.	489,500	250
TA Global Bhd.	2,551,800	228
Glomac Bhd.	824,600	225
Titijaya Land Bhd.	400,100	209
* Talam Transform Bhd.	8,573,100	187
* Mah Sing Group Bhd. Warrants Exp. 3/18/2018	125,005	11
		26,192
Mexico (1.3%)
Fibra Uno Administracion SA de CV	6,264,812	18,891
PLA Administradora Industrial S de RL de CV	1,824,866	3,909
Mexico Real Estate Management SA de CV	2,305,165	3,796
Corp Inmobiliaria Vesta SAB de CV	1,031,167	1,994
Prologis Property Mexico SA de CV	913,700	1,779
Concentradora Fibra Hotelera Mexicana SA de CV	1,292,705	1,722
Concentradora Fibra Danhos SA de CV	622,318	1,477
Asesor de Activos Prisma SAPI de CV	1,234,800	1,342
Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,062,901	1,291
		36,201

Morocco (0.0%)
Douja Promotion Groupe Addoha SA	204,967	670
Alliances Developpement Immobilier SA	7,717	176
		846
Netherlands (0.6%)
Wereldhave NV	106,094	7,633
Eurocommercial Properties NV	129,006	5,742
Vastned Retail NV	58,910	2,921
NSI NV	295,766	1,324
		17,620
New Zealand (0.5%)
* Kiwi Property Group Ltd.	2,923,516	2,808
Goodman Property Trust	3,101,196	2,659
Precinct Properties New Zealand Ltd.	2,534,909	2,282
Argosy Property Ltd.	2,443,291	2,017
^ Property for Industry Ltd.	1,240,315	1,419
DNZ Property Fund Ltd.	907,997	1,287
Vital Healthcare Property Trust	846,963	1,006
		13,478
Norway (0.2%)
*,2 Entra ASA	215,000	2,305
Olav Thon Eiendomsselskap ASA	90,910	1,836
* Norwegian Property ASA	1,338,554	1,802
Selvaag Bolig ASA	146,804	397
		6,340
Philippines (1.4%)
Ayala Land Inc.	17,135,000	13,955
SM Prime Holdings Inc.	29,592,635	12,438
Megaworld Corp.	39,541,000	4,638
Robinsons Land Corp.	4,814,550	3,030
Vista Land & Lifescapes Inc.	10,020,600	1,563
Belle Corp.	13,447,100	1,400
Filinvest Land Inc.	30,971,000	1,177
* DoubleDragon Properties Corp.	2,047,400	362
8990 Holdings Inc.	1,646,000	334
Century Properties Group Inc.	8,814,144	196
		39,093
Poland (0.1%)
* Echo Investment SA	695,809	1,238
*,^ Globe Trade Centre SA	819,136	1,061
		2,299
Qatar (0.2%)
Barwa Real Estate Co.	282,403	3,400
United Development Co. PSC	256,976	1,692
* Mazaya Qatar Real Estate Development Q.S.C	72,574	400
National Leasing	35,912	203
		5,695
Russia (0.1%)
LSR Group GDR	518,676	827
Etalon Group Ltd. GDR	348,951	733
		1,560
Singapore (6.7%)
CapitaLand Ltd.	7,879,304	20,223
Global Logistic Properties Ltd.	9,402,131	17,542

	CapitaMall Trust	7,845,034	12,102
	Ascendas REIT	6,197,221	11,255
	Suntec REIT	7,535,127	10,454
	City Developments Ltd.	1,408,090	10,437
	UOL Group Ltd.	1,918,878	10,212
^	CapitaCommercial Trust	6,311,082	8,252
	Keppel Land Ltd.	2,097,589	7,034
	Keppel REIT	5,178,015	4,723
	Fortune REIT	4,128,861	4,624
	Mapletree Commercial Trust	4,059,705	4,546
	Mapletree Greater China Commercial Trust	5,524,270	4,157
	Mapletree Industrial Trust	3,582,934	4,047
	Mapletree Logistics Trust	4,422,129	3,919
	CDL Hospitality Trusts	2,025,402	2,691
	Ascott Residence Trust	2,839,355	2,651
^	Frasers Centrepoint Trust	1,724,341	2,633
	Starhill Global REIT	4,105,968	2,518
	CapitaRetail China Trust	1,952,586	2,471
	Wing Tai Holdings Ltd.	1,507,410	2,037
	Parkway Life REIT	1,071,255	1,925
	Cache Logistics Trust	2,141,405	1,873
	AIMS AMP Capital Industrial REIT	1,600,176	1,739
^	SPH REIT	2,192,000	1,707
	Cambridge Industrial Trust	3,323,409	1,670
^	United Industrial Corp. Ltd.	629,188	1,638
	Frasers Commercial Trust	1,468,867	1,609
	First REIT	1,644,754	1,598
	Far East Hospitality Trust	2,496,260	1,558
	Sinarmas Land Ltd.	3,111,000	1,491
	OUE Hospitality Trust	2,102,000	1,453
	Lippo Malls Indonesia Retail Trust	5,457,706	1,432
	GuocoLand Ltd.	1,054,477	1,400
	Ascendas India Trust	2,190,666	1,384
*,^ Yoma Strategic Holdings Ltd.		3,344,000	1,333
^	Sabana Shari'ah Compliant Industrial REIT	1,895,056	1,283
	Yanlord Land Group Ltd.	1,716,204	1,278
^	Frasers Centrepoint Ltd.	992,000	1,259
	Wheelock Properties Singapore Ltd.	869,969	1,206
	Ascendas Hospitality Trust	2,381,000	1,204
	Croesus Retail Trust	1,500,000	1,046
	Ho Bee Land Ltd.	653,903	1,000
*,^ Frasers Hospitality Trust		1,292,000	855
	Soilbuild Business Space REIT	1,459,000	841
^	Perennial Real Estate Holdings Ltd.	1,020,977	797
	OUE Commercial REIT	1,322,000	787
^	Oxley Holdings Ltd.	1,518,000	571
*,^ Ying Li International Real Estate Ltd.		2,950,000	542
	Fragrance Group Ltd.	3,241,550	539
*	SingHaiyi Group Ltd.	1,582,000	172
	Bukit Sembawang Estates Ltd.	4,000	16
	Far East Orchard Ltd.	6,000	7
			185,741
South Africa (2.1%)
	Growthpoint Properties Ltd.	5,242,931	13,164
	Redefine Properties Ltd.	10,370,032	10,125
*	Resilient Property Income Fund Ltd.	938,771	7,090
	Capital Property Fund	4,538,055	5,779

	Hyprop Investments Ltd.	542,393	4,918
*	Attacq Ltd.	2,036,502	3,985
	Vukile Property Fund Ltd.	1,495,881	2,531
	Emira Property Fund	1,332,723	2,204
	Acucap Properties Ltd.	392,588	1,881
	SA Corporate Real Estate Fund Nominees Pty Ltd.	4,120,004	1,843
	Octodec Investments Ltd.	560,257	1,328
	Fountainhead Property Trust	1,586,402	1,253
	Rebosis Property Fund Ltd.	914,331	1,009
*	Delta Property Fund Ltd.	1,152,063	931
	Hospitality Property Fund Ltd. Class A	416,592	602
			58,643
Spain (0.5%)
*	Merlin Properties Socimi SA	399,094	4,785
*	Inmobiliaria Colonial SA	5,777,512	3,915
*	Hispania Activos Inmobiliarios SAU	170,894	2,291
*	Axia Real Estate SOCIMI SA	104,289	1,309
*	Lar Espana Real Estate Socimi SA	121,702	1,226
*,^ Realia Business SA		246,913	170
			13,696
Sweden (1.7%)
	Castellum AB	521,604	8,202
	Fabege AB	425,292	5,806
	Wallenstam AB	332,804	5,510
	Hufvudstaden AB Class A	358,463	4,695
*	Hemfosa Fastigheter AB	200,491	4,302
	Wihlborgs Fastigheter AB	210,580	4,122
^	Kungsleden AB	485,195	3,717
*	Fastighets AB Balder	222,846	3,223
	Atrium Ljungberg AB	142,760	2,151
*	Klovern AB Class B	1,374,690	1,371
*	Sagax AB Class B	187,911	1,246
	Dios Fastigheter AB	149,000	1,119
*	Tribona AB	82,842	380
*	Platzer Fastigheter Holding AB Class B	52,473	226
*	Corem Property Group AB Class B	45,341	158
*	Klovern AB Class A	139,467	145
	Corem Property Group AB Preference Shares	973	21
			46,394
Switzerland (1.6%)
	Swiss Prime Site AG	183,543	15,921
	PSP Swiss Property AG	116,825	12,059
	Mobimo Holding AG	18,533	4,280
	Allreal Holding AG	26,411	4,152
	Solvalor 61	11,927	3,108
	Intershop Holdings AG	4,558	1,836
	Zug Estates Holding AG Class B	775	1,084
*	Hiag Immobilien AG	9,749	904
			43,344
Taiwan (0.9%)
	Highwealth Construction Corp.	2,120,700	4,299
	Ruentex Development Co. Ltd.	2,404,830	3,610
	Cathay No 1 REIT	3,583,310	2,047
	Prince Housing & Development Corp.	3,714,478	1,418
	Huaku Development Co. Ltd.	733,554	1,342
	Cathay Real Estate Development Co. Ltd.	2,436,000	1,295

Farglory Land Development Co. Ltd.	960,631	1,122
Chong Hong Construction Co. Ltd.	544,950	1,116
Radium Life Tech Co. Ltd.	1,924,223	996
Kindom Construction Corp.	1,067,000	949
Hung Sheng Construction Ltd.	1,480,000	909
Gallop No 1 REIT	1,241,000	749
KEE TAI Properties Co. Ltd.	1,169,869	723
Taiwan Land Development Corp.	1,873,415	679
* Shining Building Business Co. Ltd.	1,056,429	608
Kuoyang Construction Co. Ltd.	1,400,665	604
Hung Poo Real Estate Development Corp.	700,194	522
Huang Hsiang Construction Corp.	357,000	513
Advancetek Enterprise Co. Ltd.	444,000	331
* King's Town Construction Co. Ltd.	342,352	289
YeaShin International Development Co. Ltd.	502,392	286
Shin Kong No.1 REIT	539,000	223
* Yungshin Construction & Development Co. Ltd.	100,000	202
		24,832
Thailand (1.1%)
* Central Pattana PCL	4,067,200	5,544
* Land & Houses PCL	8,840,500	2,476
CPN Retail Growth Leasehold Property Fund	4,882,610	2,444
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	5,142,142	2,073
* Pruksa Real Estate PCL	1,999,100	1,963
* Hemaraj Land and Development PCL	14,001,778	1,896
* Bangkok Land PCL	29,869,800	1,601
* Supalai PCL	1,832,305	1,362
* Quality Houses PCL	11,168,300	1,334
* LPN Development PCL	1,761,100	1,127
* WHA Corp. PCL	891,043	1,006
Samui Airport Property Fund Leasehold	1,886,200	991
* MBK PCL	1,932,620	868
* Amata Corp. PCL	1,560,400	788
^ TICON Industrial Connection PCL	1,018,480	552
^ Sansiri PCL	8,810,100	486
Univentures PCL (Foreign)	1,577,100	454
* Siam Future Development PCL	2,187,306	451
^ TICON Industrial Connection PCL (Foreign)	601,993	338
* Raimon Land PCL	5,085,900	319
* Property Perfect PCL	8,226,000	318
* SC Asset Corp. PCL	2,730,600	305
* Sansiri PCL (Local)	5,418,200	299
Asian Property Development PCL (Foreign)	1,513,270	279
SC Asset Corp. PCL (Foreign)	2,245,967	251
* AP Thailand PCL	1,243,550	243
* Rojana Industrial Park PCL - NVDR	955,375	236
Bangkok Land PCL (Foreign)	4,269,495	229
Sansiri PCL (Foreign)	4,060,798	197
* Rojana Industrial Park PCL	760,600	188
Thai Factory Development PCL	1,024,000	146
Land & Houses PCL ( Foreign)	481,300	137
* Univentures PCL	416,400	120
* Rojana Industrial Park PCL (Foreign)	471,891	117
		31,138
Turkey (0.4%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,766,828	7,530

	Is Gayrimenkul Yatirim Ortakligi AS	993,012	736
	Torunlar Gayrimenkul Yatirim Ortakligi AS	336,025	547
	Saf Gayrimenkul Yatirim Ortakligi AS	849,345	401
	Halk Gayrimenkul Yatrm Ortakligi AS	572,857	311
*	Sinpas Gayrimenkul Yatirim Ortakligi AS	712,033	238
	Vakif Gayrimenkul Yatirim Ortakligi AS	188,872	232
			9,995
United Arab Emirates (1.0%)
	Emaar Properties PJSC	10,400,000	18,956
	Aldar Properties PJSC	9,325,000	6,018
*	Deyaar Development PJSC	4,193,323	870
	Eshraq Properties Co. PJSC	3,307,195	677
*	Emaar Malls Group PJSC	862,843	652
	RAK Properties PJSC	2,844,899	561
			27,734
United Kingdom (9.1%)
	Land Securities Group plc	2,367,893	45,383
	British Land Co. plc	3,118,329	38,861
	Hammerson plc	2,383,845	24,668
	Intu Properties plc	2,846,844	15,624
	Derwent London plc	310,400	15,168
	Segro plc	2,255,791	13,969
	Capital & Counties Properties plc	2,264,946	13,089
	Great Portland Estates plc	1,043,182	12,305
	Shaftesbury plc	842,653	9,856
	UNITE Group plc	612,404	4,511
	Londonmetric Property plc	1,809,809	4,348
	Workspace Group plc	356,296	4,222
	Big Yellow Group plc	441,167	4,051
	F&C Commercial Property Trust Ltd.	1,798,000	3,777
	Grainger plc	1,255,698	3,650
	Hansteen Holdings plc	2,117,334	3,595
	ST Modwen Properties plc	560,724	3,527
	Safestore Holdings plc	616,949	2,509
*	Quintain Estates & Development plc	1,597,768	2,315
*	Assura plc	2,754,060	2,260
^	Redefine International PLC	2,745,655	2,248
	Daejan Holdings plc	27,066	2,234
	UK Commercial Property Trust Ltd.	1,641,344	2,218
	Tritax Big Box REIT plc	1,340,440	2,214
	Helical Bar plc	327,514	1,881
	Primary Health Properties plc	319,493	1,807
	Picton Property Income Ltd.	1,327,826	1,389
	Schroder REIT Ltd.	1,513,262	1,367
	Development Securities plc	356,739	1,296
	Mucklow A & J Group plc	176,266	1,241
*	CLS Holdings plc	52,020	1,207
	Urban & Civic plc	264,209	1,093
*,^ Raven Russia Ltd.		1,296,189	727
	McKay Securities plc	186,016	643
			249,253
Total Common Stocks (Cost $2,749,230)			2,751,160

	Coupon		Shares
Temporary Cash Investments (3.0%)[1]
Money Market Fund (3.0%)
[3,4] Vanguard Market Liquidity Fund	0.133%		80,966,452	80,966

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.090%	4/29/15	100	100
[5,6] Federal Home Loan Bank Discount Notes	0.140%	7/8/15	200	200
				300
Total Temporary Cash Investments (Cost $81,266)				81,266
Total Investments (102.8%) (Cost $2,830,496)				2,832,426
Other Assets and Liabilities-Net (-2.8%)[4]				(76,628)
Net Assets (100%)				2,755,798

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $71,666,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate value of these securities was $4,168,000, representing 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $80,061,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Global ex-U.S. Real Estate Index Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	112,807	2,636,348	2,005
Temporary Cash Investments	80,966	300	—
Futures Contracts—Liabilities[1]	(60)	—	—
Total	193,713	2,636,648	2,005
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Global ex-U.S. Real Estate Index Fund

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2015	40	3,977	(63)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2015, the cost of investment securities for tax purposes was $2,865,001,000. Net unrealized appreciation of investment securities for tax purposes was $32,575,000, consisting of unrealized gains of $169,647,000 on securities that had risen in value since their purchase and $202,222,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments
As of January 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Australia (3.8%)
	DUET Group	1,808,151	3,518
	Primary Health Care Ltd.	621,940	2,227
	Investa Office Fund	741,508	2,218
	carsales.com Ltd.	251,070	1,999
	Magellan Financial Group Ltd.	125,592	1,850
	nib holdings Ltd.	644,446	1,655
^	JB Hi-Fi Ltd.	127,269	1,650
	Qube Holdings Ltd.	860,953	1,560
	Domino's Pizza Enterprises Ltd.	76,290	1,542
	BWP Trust	689,960	1,525
	GrainCorp Ltd. Class A	218,253	1,507
	Cromwell Property Group	1,825,920	1,504
	Navitas Ltd.	359,391	1,485
	M2 Group Ltd.	211,211	1,471
	Charter Hall Retail REIT	409,501	1,393
	Invocare Ltd.	136,103	1,374
	Charter Hall Group	365,585	1,370
	G8 Education Ltd.	405,161	1,315
	Beach Energy Ltd.	1,708,287	1,272
	Veda Group Ltd.	704,526	1,254
	Iress Ltd.	155,392	1,243
	Sirtex Medical Ltd.	58,615	1,222
	Slater & Gordon Ltd.	233,234	1,197
	Ardent Leisure Group	542,938	1,170
^,* Liquefied Natural Gas Ltd.		498,345	1,142
^	Super Retail Group Ltd.	162,864	1,099
	Independence Group NL	278,558	1,073
	Automotive Holdings Group Ltd.	365,365	1,069
	Northern Star Resources Ltd.	718,588	1,040
*	Spotless Group Holdings Ltd.	710,641	1,026
	iiNET Ltd.	173,399	1,006
	Nine Entertainment Co. Holdings Ltd.	711,717	975
	Sigma Pharmaceuticals Ltd.	1,501,285	932
^	Myer Holdings Ltd.	773,270	931
	Mineral Resources Ltd.	178,000	922
^	Breville Group Ltd.	162,335	911
	Abacus Property Group	381,653	903
	Transpacific Industries Group Ltd.	1,383,192	885
	SAI Global Ltd.	289,180	879
	Western Areas Ltd.	257,358	797
	Aveo Group	452,073	797
^,* Regis Resources Ltd.		505,715	761
	Premier Investments Ltd.	95,561	759
	Monadelphous Group Ltd.	118,483	746
*	Genworth Mortgage Insurance Australia Ltd.	264,945	724
	PanAust Ltd.	771,202	720
^,* Mesoblast Ltd.		228,328	709
	Pact Group Holdings Ltd.	193,082	708
	ARB Corp. Ltd.	78,877	707

*	Transfield Services Ltd.	630,106	690
^,* AWE Ltd.		663,764	689
	Sandfire Resources NL	198,013	653
^,* Sirius Resources NL		326,730	633
^	Greencross Ltd.	90,987	627
	FlexiGroup Ltd.	271,984	619
	Retail Food Group Ltd.	128,684	615
*	Asaleo Care Ltd.	477,163	610
	Amcom Telecommunications Ltd.	260,218	576
*	Bega Cheese Ltd.	142,334	563
	McMillan Shakespeare Ltd.	62,936	559
	BT Investment Management Ltd.	98,550	551
	Pacific Brands Ltd.	1,427,595	542
	Seven Group Holdings Ltd.	132,784	526
	Southern Cross Media Group Ltd.	646,036	526
	GUD Holdings Ltd.	84,654	515
^,* Paladin Energy Ltd.		1,732,043	506
	OzForex Group Ltd.	245,695	484
	Evolution Mining Ltd.	655,833	472
	Cabcharge Australia Ltd.	138,857	467
	Bradken Ltd.	221,392	467
^,* Karoon Gas Australia Ltd.		285,067	464
	Tassal Group Ltd.	156,938	458
*	APN News & Media Ltd.	724,290	456
*	Japara Healthcare Ltd.	295,815	444
*	Australian Agricultural Co. Ltd.	356,776	443
^	Cardno Ltd.	191,389	437
	Village Roadshow Ltd.	92,195	435
	Cover-More Group Ltd.	293,237	429
	Credit Corp. Group Ltd.	47,058	428
^,* Vocus Communications Ltd.		85,658	412
^,* Virgin Australia Holdings Ltd.		1,085,876	396
	Technology One Ltd.	149,144	383
	Ainsworth Game Technology Ltd.	165,479	377
^	Steadfast Group Ltd.	331,644	376
*	iSentia Group Ltd.	170,236	375
*	Saracen Mineral Holdings Ltd.	1,272,900	370
	Virtus Health Ltd.	57,628	358
	Growthpoint Properties Australia Ltd.	159,554	356
^,* Syrah Resources Ltd.		126,294	351
^	Platinum Capital Ltd.	242,158	348
*	Billabong International Ltd.	693,727	346
	GDI Property Group	524,231	344
^	TFS Corp. Ltd.	299,402	341
*	Mayne Pharma Group Ltd.	677,075	328
	Dick Smith Holdings Ltd.	201,826	319
*	Blackmores Ltd.	10,151	319
*	Senex Energy Ltd.	1,492,433	319
	Australian Pharmaceutical Industries Ltd.	447,150	316
^,* NEXTDC Ltd.		202,502	306
^	UGL Ltd.	214,039	297
*	Mantra Group Ltd.	136,507	291
	MMA Offshore Ltd.	462,328	286
*	Drillsearch Energy Ltd.	466,522	281
*	Energy World Corp. Ltd.	1,178,478	269
	STW Communications Group Ltd.	371,377	264
	Cedar Woods Properties Ltd.	58,120	262

	Cash Converters International Ltd.	304,393	261
	Astro Japan Property Group	67,032	261
	Tox Free Solutions Ltd.	113,410	256
^,* iProperty Group Ltd.		118,508	253
^,* Beadell Resources Ltd.		1,089,096	251
	Thorn Group Ltd.	107,826	239
^	Acrux Ltd.	199,813	236
^	SMS Management & Technology Ltd.	78,073	218
*	Sundance Energy Australia Ltd.	572,857	206
	SKILLED Group Ltd.	202,963	205
	ERM Power Ltd.	117,783	199
	Hills Ltd.	224,358	188
^,* CuDeco Ltd.		169,624	186
^,* Infigen Energy		954,536	185
	RCR Tomlinson Ltd.	112,269	179
	Programmed Maintenance Services Ltd.	105,223	177
^,* Energy Resources of Australia Ltd.		174,119	177
	Sunland Group Ltd.	131,850	174
^,* Kingsgate Consolidated Ltd.		277,729	168
	Reject Shop Ltd.	36,693	166
^,* Medusa Mining Ltd.		237,300	157
^	Atlas Iron Ltd.	1,145,123	150
	Ausdrill Ltd.	509,302	148
^,* Linc Energy Ltd.		339,008	145
	UXC Ltd.	249,891	144
^,* Perseus Mining Ltd.		487,089	139
	Mount Gibson Iron Ltd.	840,659	138
*	Resolute Mining Ltd.	455,877	137
^,* Starpharma Holdings Ltd.		365,348	132
	Webjet Ltd.	54,639	124
*	Horizon Oil Ltd.	1,230,328	119
	Panoramic Resources Ltd.	313,454	110
	Decmil Group Ltd.	108,517	105
	MACA Ltd.	149,109	95
^	Watpac Ltd.	150,993	95
	NRW Holdings Ltd.	425,357	94
^,* Buru Energy Ltd.		305,978	89
*	Mineral Deposits Ltd.	131,685	88
^,* Lynas Corp. Ltd.		2,304,919	80
*	Troy Resources Ltd.	171,798	77
^,* Silex Systems Ltd.		167,045	68
*	Emeco Holdings Ltd.	720,007	67
*	Macmahon Holdings Ltd.	1,472,493	65
^,* Silver Lake Resources Ltd.		354,158	65
	Fleetwood Corp. Ltd.	56,264	64
	Mincor Resources NL	114,012	64
*	Tap Oil Ltd.	186,680	54
^,* Sundance Resources Ltd.		2,619,109	53
^,* Boart Longyear Ltd.		378,135	48
^	Vocation Ltd.	208,581	41
*	Kingsrose Mining Ltd.	197,107	39
*	Imdex Ltd.	139,048	32
*	Tiger Resources Ltd.	837,171	32
*	Intrepid Mines Ltd.	297,788	30
*	Kagara Ltd.	274,560	26
^	BC Iron Ltd.	44,075	16
*	Virgin Australia Holdings Pvt Ltd	1,276,415	5

*	Nexus Energy Ltd.	1,906,834	—
			92,936
Austria (0.7%)
	Oesterreichische Post AG	43,605	2,161
	Wienerberger AG	141,732	2,003
	CA Immobilien Anlagen AG	96,569	1,956
	BUWOG AG	58,339	1,139
	Atrium European Real Estate Ltd.	241,077	1,123
	Conwert Immobilien Invest SE	85,734	998
	Mayr Melnhof Karton AG	9,587	990
	RHI AG	34,202	897
	Schoeller-Bleckmann Oilfield Equipment AG	14,664	867
	Zumtobel Group AG	36,617	840
	Flughafen Wien AG	9,507	826
	Lenzing AG	8,900	577
	Semperit AG Holding	10,660	471
	S IMMO AG	54,484	422
	Palfinger AG	13,806	362
	EVN AG	32,515	360
*	Kapsch TrafficCom AG	4,887	112
			16,104
Belgium (1.4%)
	Ackermans & van Haaren NV	30,463	3,621
	bpost SA	123,226	3,243
	Cofinimmo SA	21,661	2,648
	Sofina SA	21,333	2,196
	Befimmo SA	22,446	1,713
^,* Nyrstar (Voting Shares)		436,910	1,643
*	Ontex Group NV	58,743	1,528
	Fagron	37,410	1,527
	Elia System Operator SA/NV	33,535	1,473
	NV Bekaert SA	46,537	1,405
	Melexis NV	25,875	1,295
	Warehouses De Pauw SCA	15,290	1,175
	Gimv NV	24,817	1,123
^,* Euronav NV		89,915	1,054
	D'ieteren SA/NV	31,778	1,026
*	Tessenderlo Chemie NV (Voting Shares)	34,432	891
	Cie d'Entreprises CFE	8,749	833
*	Mobistar SA	36,404	809
^	Econocom Group SA/NV	67,141	550
*	RHJ International SA	94,301	495
	Barco NV	7,256	467
^,* KBC Ancora		15,276	458
*	AGFA-Gevaert NV	195,082	456
	EVS Broadcast Equipment SA	11,683	394
	Van de Velde NV	6,914	376
	Cie Maritime Belge SA	22,770	357
^,* ThromboGenics NV		37,484	294
*	Ion Beam Applications	13,429	263
	Wereldhave Belgium NV	1,621	186
	Intervest Offices & Warehouses NV	5,722	150
*	Wereldhave Belgium Rights Exp. 02/10/2015	1,621	4
			33,653
Brazil (0.9%)
	Equatorial Energia SA	138,850	1,289

Odontoprev SA	309,127	1,190
Banco do Estado do Rio Grande do Sul SA Preference Shares	208,750	953
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao S.A	62,700	897
Smiles SA	48,293	760
Iguatemi Empresa de Shopping Centers SA	75,800	686
Linx SA	35,878	630
Alupar Investimento SA	88,700	630
Sao Martinho SA	49,000	623
Diagnosticos da America SA	138,720	591
Marcopolo SA Preference Shares	584,616	585
Aliansce Shopping Centers SA	90,579	544
* Gol Linhas Aereas Inteligentes SA Preference Shares	115,000	520
* Marfrig Global Foods SA	276,312	518
Alpargatas SA Preference Shares	161,102	511
* Abril Educacao SA	131,700	476
Fleury SA	91,556	473
Grendene SA	90,064	466
Cia de Saneamento de Minas Gerais-COPASA	67,598	427
Arezzo Industria e Comercio SA	45,400	397
Gafisa SA	527,782	371
Even Construtora e Incorporadora SA	228,022	368
Iochpe-Maxion SA	87,950	366
* Minerva SA	110,800	357
Tupy SA	65,231	355
* GAEC Educacao SA	45,422	353
JSL SA	83,600	337
Ez Tec Empreendimentos e Participacoes SA	53,300	326
Marisa Lojas SA	57,900	316
SLC Agricola SA	57,600	307
Mahle-Metal Leve SA Industria e Comercio	41,000	305
Direcional Engenharia SA	123,294	299
* PDG Realty SA Empreendimentos e Participacoes	1,518,100	295
Randon Participacoes SA Preference Shares	195,695	292
Santos Brasil Participacoes SA	55,846	287
QGEP Participacoes SA	115,400	245
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	97,318	244
Magazine Luiza SA	89,100	224
Cia Energetica do Ceara Preference Shares	16,642	222
Mills Estruturas e Servicos de Engenharia SA	91,778	195
Brasil Brokers Participacoes SA	191,600	192
Helbor Empreendimentos SA	128,300	186
Ser Educacional SA	36,200	183
International Meal Co. Holdings SA	61,700	177
Magnesita Refratarios SA	245,201	172
LPS Brasil Consultoria de Imoveis SA	66,806	142
Tecnisa SA	117,100	137
Sonae Sierra Brasil SA	22,400	131
* Brasil Pharma SA	261,700	109
* Prumo Logistica SA	938,752	108
Tegma Gestao Logistica	19,900	103
* Paranapanema SA	136,200	99
JHSF Participacoes SA	95,400	77
* Rossi Residencial SA	60,023	47
Brasil Insurance Participacoes e Administracao SA	61,427	46
		21,139

Canada (12.4%)
Gildan Activewear Inc.	151,212	8,827
Open Text Corp.	148,870	8,442
Dollarama Inc.	140,424	6,669
H&R REIT	330,807	6,357
^ Keyera Corp.	103,260	6,095
Onex Corp.	108,341	5,947
^ AltaGas Ltd.	162,557	5,493
Constellation Software Inc.	19,492	5,401
^ Vermilion Energy Inc.	116,912	5,150
* Methanex Corp.	115,038	5,084
Empire Co. Ltd.	64,251	4,677
West Fraser Timber Co. Ltd.	76,313	4,383
^ Veresen Inc.	340,433	4,332
^ Peyto Exploration & Development Corp.	164,506	4,156
CCL Industries Inc. Class B	39,593	4,093
Progressive Waste Solutions Ltd.	141,508	4,038
CAE Inc.	327,719	4,036
Industrial Alliance Insurance & Financial Services Inc.	121,370	3,865
Linamar Corp.	63,535	3,639
Atco Ltd.	93,438	3,617
^ Canadian REIT	85,877	3,259
* Element Financial Corp.	306,460	3,256
MacDonald Dettwiler & Associates Ltd.	44,208	3,247
* Amaya Inc.	124,019	3,213
^ Calloway REIT	127,350	3,180
^ Baytex Energy Corp.	203,562	3,159
Canadian Apartment Properties REIT	133,946	3,001
WSP Global Inc.	107,955	2,920
^ Allied Properties REIT	91,316	2,875
Home Capital Group Inc. Class B	86,108	2,846
^ Whitecap Resources Inc.	285,547	2,789
DH Corp.	99,466	2,778
^ Cineplex Inc.	77,971	2,773
TransForce Inc.	120,918	2,744
* Ritchie Bros Auctioneers Inc.	108,310	2,715
* New Gold Inc.	618,728	2,712
^ Cominar REIT	177,180	2,706
* Lundin Mining Corp.	760,149	2,704
^ Dream Office REIT	126,425	2,702
Gibson Energy Inc.	150,970	2,686
Hudson's Bay Co.	145,524	2,682
Stantec Inc.	107,878	2,653
Quebecor Inc. Class B	102,300	2,564
* Canfor Corp.	100,588	2,513
^ Enerplus Corp.	251,942	2,445
Boardwalk REIT	49,337	2,381
Aimia Inc.	216,712	2,325
* Celestica Inc.	193,704	2,171
Chartwell Retirement Residences	215,155	2,140
* B2Gold Corp.	1,078,810	2,122
* FirstService Corp.	40,197	2,115
* Pan American Silver Corp.	177,636	2,080
Granite REIT	58,728	2,061
HudBay Minerals Inc.	280,774	2,044
^ Artis REIT	166,038	2,032
Canadian Western Bank	99,295	2,014

	Capital Power Corp.	100,357	1,997
	ShawCor Ltd.	72,503	1,991
*	Detour Gold Corp.	190,370	1,948
	Jean Coutu Group PJC Inc. Class A	93,019	1,866
	Precision Drilling Corp.	361,537	1,847
	Toromont Industries Ltd.	84,189	1,830
	Westshore Terminals Investment Corp.	72,638	1,829
	Corus Entertainment Inc. Class B	104,514	1,774
^	Pengrowth Energy Corp.	653,599	1,749
	TMX Group Ltd.	46,730	1,731
*	Dominion Diamond Corp.	104,045	1,728
	Algonquin Power & Utilities Corp.	216,661	1,726
	Secure Energy Services Inc.	139,554	1,620
^	Northland Power Inc.	117,498	1,581
^	Mullen Group Ltd.	98,497	1,581
	First Capital Realty Inc.	101,699	1,562
	Maple Leaf Foods Inc.	96,955	1,555
	RONA Inc.	151,393	1,524
^	Superior Plus Corp.	158,310	1,520
^	Parkland Fuel Corp.	87,227	1,503
	Stella-Jones Inc.	51,485	1,470
	Tahoe Resources Inc.	107,162	1,462
*	Paramount Resources Ltd. Class A	64,100	1,438
^	Emera Inc.	43,323	1,418
	Russel Metals Inc.	75,627	1,394
	Laurentian Bank of Canada	35,478	1,307
	Innergex Renewable Energy Inc.	133,524	1,253
*	IAMGOLD Corp.	466,600	1,248
^	Genworth MI Canada Inc.	49,703	1,237
	North West Co. Inc.	58,659	1,226
	Enerflex Ltd.	97,211	1,224
*	SEMAFO Inc.	347,489	1,217
	Centerra Gold Inc.	200,034	1,200
*	ATS Automation Tooling Systems Inc.	104,107	1,188
	AuRico Gold Inc.	299,033	1,179
^,* NovaGold Resources Inc.		310,161	1,179
^	Bonavista Energy Corp.	248,847	1,175
*	Raging River Exploration Inc.	201,048	1,168
	Pason Systems Inc.	81,467	1,148
^	Bonterra Energy Corp.	35,390	1,107
	Ensign Energy Services Inc.	153,810	1,066
^	Manitoba Telecom Services Inc.	50,916	1,028
*	Torex Gold Resources Inc.	885,604	1,011
	Transcontinental Inc. Class A	81,669	972
*	Cott Corp.	126,194	959
^	Canadian Energy Services & Technology Corp.	225,928	955
*	Dorel Industries Inc. Class B	33,086	948
*	NuVista Energy Ltd.	167,794	943
*	Nevsun Resources Ltd.	264,331	913
*	Great Canadian Gaming Corp.	58,450	908
^,* First Majestic Silver Corp.		146,511	905
*	Alamos Gold Inc.	161,351	861
*	Advantage Oil & Gas Ltd.	204,253	857
	Alacer Gold Corp.	347,971	816
*	Pretium Resources Inc.	120,169	807
^	Just Energy Group Inc.	156,806	796
*	OceanaGold Corp.	360,081	793

	Osisko Gold Royalties Ltd.	58,295	784
*	Primero Mining Corp.	190,824	766
*	Bankers Petroleum Ltd.	314,210	722
^,* Avigilon Corp.		47,332	721
	Northern Property REIT	36,704	712
	Norbord Inc.	31,790	708
	TORC Oil & Gas Ltd.	108,468	704
*	Parex Resources Inc.	129,716	702
	Trican Well Service Ltd.	180,194	695
*	Birchcliff Energy Ltd.	129,084	691
	Cogeco Cable Inc.	11,883	683
*	Kelt Exploration Ltd.	131,610	653
	Martinrea International Inc.	86,838	644
*	Athabasca Oil Corp.	440,193	644
^,* Silver Standard Resources Inc.		102,604	632
	Canaccord Genuity Group Inc.	125,261	629
	Major Drilling Group International Inc.	115,324	617
	Sherritt International Corp.	365,165	615
*	Crew Energy Inc.	148,523	611
	AGF Management Ltd. Class B	107,475	609
	Trinidad Drilling Ltd.	178,493	600
	Morguard REIT	41,144	598
^	Extendicare Inc.	109,111	586
	Aecon Group Inc.	73,295	565
*	Gran Tierra Energy Inc.	250,760	537
	Calfrac Well Services Ltd.	83,300	535
	AutoCanada Inc.	20,920	533
^	Surge Energy Inc.	258,668	523
*	China Gold International Resources Corp. Ltd.	304,800	521
	Dundee Corp. Class A	51,430	486
*	Bellatrix Exploration Ltd.	237,863	481
^,* Denison Mines Corp.		527,947	453
	Torstar Corp. Class B	83,359	450
	Cascades Inc.	71,366	441
	InnVest REIT	88,331	434
*	Dream Unlimited Corp. Class A	61,714	430
*	Dundee Precious Metals Inc.	149,676	422
*	Capstone Mining Corp.	451,677	412
	Trilogy Energy Corp.	80,459	412
^	Canexus Corp.	220,417	411
	Wi-LAN Inc.	145,732	391
*	Argonaut Gold Inc.	195,012	381
^	Atlantic Power Corp.	143,074	379
^	Sprott Inc.	169,800	374
^,* Imperial Metals Corp.		52,202	368
	Black Diamond Group Ltd.	45,080	359
*	Endeavour Silver Corp.	129,960	357
*	Thompson Creek Metals Co. Inc.	255,327	317
*	BlackPearl Resources Inc.	402,320	291
*	Legacy Oil & Gas Inc.	238,000	288
^	First National Financial Corp.	16,000	280
	GMP Capital Inc.	66,200	274
*	Gran Tierra Energy Inc.	126,360	273
^,* Westport Innovations Inc.		82,028	272
	Savanna Energy Services Corp.	114,630	203
*	Continental Gold Ltd.	111,700	186
^	Lightstream Resources Ltd.	258,953	155

*	Taseko Mines Ltd.	213,370	153
^,* Westport Innovations Inc.		7,000	23
			302,842
Chile (0.4%)
	SONDA SA	538,882	1,308
	Vina Concha y Toro SA	632,769	1,140
	Parque Arauco SA	571,220	1,013
	E.CL SA	611,128	954
	Inversiones Aguas Metropolitanas SA	492,585	760
	Administradora de Fondos de Pensiones Habitat SA	351,216	482
	Inversiones La Construccion SA	38,290	446
	Sigdo Koppers SA	325,988	442
*	Cia Sud Americana de Vapores SA	12,910,645	434
	Ripley Corp. SA	1,039,261	428
	Sociedad Matriz SAAM SA	5,642,437	402
	Forus SA	92,362	328
	Salfacorp SA	474,598	317
	Coca-Cola Embonor SA Preference Shares Class B	181,228	241
	Besalco SA	448,004	221
			8,916
China (2.8%)
	Sunac China Holdings Ltd.	2,232,000	1,998
	China Medical System Holdings Ltd.	1,038,722	1,797
*	Shunfeng International Clean Energy Ltd.	2,296,000	1,774
^	China Power International Development Ltd.	2,937,197	1,668
	Skyworth Digital Holdings Ltd.	2,676,497	1,509
*	SFS Group AG	19,331	1,263
^	Sunny Optical Technology Group Co. Ltd.	813,367	1,234
*	China High Speed Transmission Equipment Group Co. Ltd.	1,572,800	1,108
^,* Hunan Nonferrous Metal Corp. Ltd.		2,139,223	1,107
^,* Tech Pro Technology Development Ltd.		1,404,000	1,058
	Digital China Holdings Ltd.	1,110,671	1,046
^	Sinopec Kantons Holdings Ltd.	1,319,962	1,043
	China Shanshui Cement Group Ltd.	2,345,757	1,030
	BYD Electronic International Co. Ltd.	976,911	1,022
	Tong Ren Tang Technologies Co. Ltd.	771,144	964
	Hua Han Bio-Pharmaceutical Holdings Ltd.	3,799,953	910
^,* China Modern Dairy Holdings Ltd.		2,702,000	872
*	Goldin Properties Holdings Ltd.	1,509,804	864
	Intime Retail Group Co. Ltd.	1,392,937	857
	Lijun International Pharmaceutical Holding Co. Ltd.	1,718,964	803
*	PAX Global Technology Ltd.	820,592	768
^,* China Traditional Chinese Medicine Co. Ltd.		1,125,384	737
	Beijing Capital Land Ltd.	1,596,000	732
*	Kingdee International Software Group Co. Ltd.	2,259,584	731
	Lao Feng Xiang Co. Ltd. Class B	230,220	709
^	China Singyes Solar Technologies Holdings Ltd.	487,375	679
	Greatview Aseptic Packaging Co. Ltd.	1,486,000	677
	Coolpad Group Ltd.	3,317,956	673
	Dah Chong Hong Holdings Ltd.	1,111,988	651
	China Oil & Gas Group Ltd.	5,040,000	649
^,* China Lumena New Materials Corp.		3,950,000	637
	Phoenix Satellite Television Holdings Ltd.	2,035,783	636
^	Tibet 5100 Water Resources Holdings Ltd.	1,883,144	632
*	Hi Sun Technology China Ltd.	2,240,116	612
	China ZhengTong Auto Services Holdings Ltd.	1,194,000	598

^,* CT Environmental Group Ltd.		580,560	580
^	China Overseas Grand Oceans Group Ltd.	1,087,000	572
	China Shineway Pharmaceutical Group Ltd.	362,000	567
^	China Lesso Group Holdings Ltd.	1,150,000	562
	Baoxin Auto Group Ltd.	961,000	550
^	First Tractor Co. Ltd.	732,832	539
	China Suntien Green Energy Corp. Ltd.	2,366,792	530
	Dongyue Group Ltd.	1,482,000	518
^,* North Mining Shares Co. Ltd.		12,020,000	516
^	Yuexiu Transport Infrastructure Ltd.	762,000	515
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,543,417	512
^	NetDragon Websoft Inc.	292,248	510
^	Kaisa Group Holdings Ltd.	2,482,000	509
^,* Phoenix Healthcare Group Co. Ltd.		291,091	494
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	600,668	487
	MMG Ltd.	1,700,127	487
^,* Chinasoft International Ltd.		1,516,416	481
	Fufeng Group Ltd.	944,606	477
	China Datang Corp. Renewable Power Co. Ltd.	3,333,932	476
	Wasion Group Holdings Ltd.	502,000	467
	Bank of Chongqing Co. Ltd.	569,000	464
	Ajisen China Holdings Ltd.	780,408	452
*	China Precious Metal Resources Holdings Co. Ltd.	5,138,000	451
*	Sinotrans Shipping Ltd.	1,909,190	432
*	China Resources and Transportation Group Ltd.	20,000,000	431
^,* V1 Group Ltd.		5,578,226	429
	China Water Affairs Group Ltd.	876,000	412
^	Livzon Pharmaceutical Group Inc.	72,600	407
^,* China Metal Recycling Holdings Ltd.		332,400	404
	Shenguan Holdings Group Ltd.	1,446,000	403
	Luthai Textile Co. Ltd. Class B	299,900	398
	Jiangsu Future Land Co. Ltd. Class B	763,150	387
	Lonking Holdings Ltd.	2,024,313	383
	Hengdeli Holdings Ltd.	2,021,765	377
*	China Power New Energy Development Co. Ltd.	6,140,000	375
	NVC Lighting Holding Ltd.	1,626,088	369
	Hangzhou Steam Turbine Co. Class B	347,112	364
	West China Cement Ltd.	3,216,000	359
	Dalian Port PDA Co. Ltd.	1,037,459	355
*	Boer Power Holdings Ltd.	312,000	340
	Tianjin Port Development Holdings Ltd.	1,681,976	340
	Wisdom Holdings Group	556,000	336
	Shanghai Baosight Software Co. Ltd. Class B	115,670	334
	CIFI Holdings Group Co. Ltd.	1,632,000	328
	XTEP International Holdings Ltd.	920,379	323
*	Glorious Property Holdings Ltd.	2,780,000	319
^	Yashili International Holdings Ltd.	1,030,000	318
	Xingda International Holdings Ltd.	992,000	311
^,* China Tian Lun Gas Holdings Ltd.		295,500	310
^	Tiangong International Co. Ltd.	1,726,000	302
*	China WindPower Group Ltd.	4,890,000	301
	Tianjin Development Hldgs Ltd.	426,000	301
	Xiamen International Port Co. Ltd.	1,177,000	300
*	EverChina International Holdings Co. Ltd.	7,695,000	296
*	Mingfa Group International Co. Ltd.	868,000	284
	China Lilang Ltd.	435,000	273
	Huangshan Tourism Development Co. Ltd. Class B	158,500	267

^	Hilong Holding Ltd.	865,000	267
*,2 Kangda International Environmental Co. Ltd.		600,111	265
	China Fangda Group Co. Ltd. Class B	436,800	263
	COSCO International Holdings Ltd.	626,000	257
	Weiqiao Textile Co.	468,500	256
	Vinda International Holdings Ltd.	155,000	256
	China National Accord Medicines Corp. Ltd. Class B	52,900	256
	Comba Telecom Systems Holdings Ltd.	1,055,092	254
	Qingling Motors Co. Ltd.	752,929	252
	Bloomage BioTechnology Corp. Ltd.	152,500	252
^	Hydoo International Holding Ltd.	1,208,000	248
	Shanghai Diesel Engine Co. Ltd. Class B	327,400	247
*	China SCE Property Holdings Ltd.	1,259,000	242
^	Chaowei Power Holdings Ltd.	549,000	232
*	Chongqing Iron & Steel Co. Ltd.	1,125,500	227
	Texhong Textile Group Ltd.	297,500	224
	Changshouhua Food Co. Ltd.	326,000	224
	Welling Holding Ltd.	1,203,600	224
	CPMC Holdings Ltd.	419,000	223
*	China Rare Earth Holdings Ltd.	1,334,000	221
*	Shougang Concord International Enterprises Co. Ltd.	4,959,116	217
	Daphne International Holdings Ltd.	671,996	215
*	Shanghai Industrial Urban Development Group Ltd.	1,338,000	213
	Huaxin Cement Co. Ltd. Class B	174,560	212
	Hubei Sanonda Co. Ltd. Class B	178,600	210
^,* TCL Multimedia Technology Holdings Ltd.		471,842	206
	C C Land Holdings Ltd.	1,173,000	202
^	Fantasia Holdings Group Co. Ltd.	1,986,000	202
*	Shang Gong Group Co. Ltd. Class B	286,100	202
	361 Degrees International Ltd.	684,000	196
*	Sinolink Worldwide Holdings Ltd.	2,370,000	183
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	138,500	175
	Tianneng Power International Ltd.	710,000	173
*	China Huiyuan Juice Group Ltd.	532,000	173
	Yuanda China Holdings Ltd.	2,880,000	167
	Anxin-China Holdings Ltd.	2,400,000	164
*	Powerlong Real Estate Holdings Ltd.	1,193,000	163
	Chongqing Machinery & Electric Co. Ltd.	1,046,000	161
	Eastern Communications Co. Ltd. Class B	269,950	159
*	Xinjiang Xinxin Mining Industry Co. Ltd.	844,000	155
*	INESA Electron Co. Ltd. Class B	268,933	150
	Peak Sport Products Co. Ltd.	523,756	143
	Maoye International Holdings Ltd.	923,459	139
	Minmetals Land Ltd.	1,184,000	136
	Hainan Meilan International Airport Co. Ltd.	166,000	135
	SRE Group Ltd.	4,930,302	133
	Guangdong Provincial Expressway Development Co. Ltd. Class B	299,900	130
	Hefei Meiling Co. Ltd. Class B	184,160	122
	MIE Holdings Corp.	1,070,000	121
	Changchai Co. Ltd. Class B	179,100	116
*	Boshiwa International Holding Ltd.	469,000	102
*	Chengde Nanjiang Co. Ltd. Class B	271,700	101
*	Winsway Enterprises Holdings Ltd.	3,198,870	98
*	Shenzhen Chiwan Petroleum Class B	47,000	98
*	Kama Co. Ltd. Class B	171,000	89
	Shanghai Highly Group Co. Ltd. Class B	147,000	89
	Real Nutriceutical Group Ltd.	314,000	89

*	O-Net Communications Group Ltd.	397,000	84
*	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	71
	Fiyta Holdings Ltd. Class B	73,309	71
^,* Hidili Industry International Development Ltd.		815,000	70
*	Shanghai Potevio Co. Ltd. Class B	83,300	70
	China Vanadium Titano - Magnetite Mining Co. Ltd.	742,000	68
*	China Automation Group Ltd.	566,670	66
^	China ITS Holdings Co. Ltd.	531,000	64
*	Shanghai Dajiang Food Group Co. Ltd. Class B	158,400	63
*	China High Precision Automation Group Ltd.	401,000	63
	Dalian Refrigeration Co. Ltd. Class B	57,600	54
*	Shenzhen International Enterprise Co. Ltd. Class B	45,840	49
*	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	49
*	Jinshan Development & Construction Co. Ltd. Class B	67,500	46
*	Jinchuan Group International Resources Co. Ltd.	644,000	38
*	Real Gold Mining Ltd.	239,476	26
*	Chigo Holding Ltd.	1,038,000	22
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	1
			69,236
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	115,801	1,216
*	Avianca Holdings SA Preference Shares	377,910	572
			1,788
Czech Republic (0.0%)
	Philip Morris CR AS	378	168

Denmark (1.1%)
	GN Store Nord A/S	200,071	4,485
*	Genmab A/S	58,031	3,888
*	Topdanmark A/S	94,551	3,164
*	Sydbank A/S	93,185	2,625
^	FLSmidth & Co. A/S	58,919	2,489
*	Royal Unibrew A/S	9,849	1,679
	NKT Holding A/S	29,270	1,503
	SimCorp A/S	43,969	1,278
	Matas A/S	47,917	1,039
	Spar Nord Bank A/S	105,336	950
	ALK-Abello A/S	7,321	833
	Dfds A/S	7,790	751
	Schouw & Co.	12,578	584
*	Bavarian Nordic A/S	18,922	583
*	Auriga Industries A/S Class B	9,346	442
*	Alm Brand A/S	71,984	373
	Solar A/S Class B	7,325	324
^,* Bang & Olufsen A/S		34,803	241
^	D/S Norden A/S	8,002	165
*	OW Bunker A/S	24,023	—
			27,396
Egypt (0.2%)
*	Pioneers Holding for Financial Investments SAE	300,000	511
*	Six of October Development & Investment	251,689	507
*	Orascom Telecom Media And Technology Holding SAE	2,950,079	505
*	Palm Hills Developments SAE	735,649	428
	Oriental Weavers	207,790	383
	Heliopolis Co. for Housing and Construction SAE	39,198	354
*	Medinet Nasr Housing	76,367	352

	Amer Group Holding	1,525,662	253
*	South Valley Cement	250,000	235
*	Citadel Capital SAE	425,000	180
	Arab Cotton Ginning	184,483	98
*	Egyptian Resorts Co.	494,654	83
*	Abu Dhabi Islamic Bank	53,172	57
	Egyptian Financial & Industrial Co.	43,090	54
*	Maridive & Oil Services SAE	82,111	43
*	Nile Cotton Ginning	31,192	27
			4,070
Finland (1.4%)
	Elisa Oyj	192,037	5,108
	Huhtamaki Oyj	126,509	3,468
	Amer Sports Oyj	146,255	2,789
	Konecranes Oyj	73,495	2,239
	Tieto Oyj	89,672	2,204
	Valmet Oyj	162,847	2,097
^	Cargotec Oyj Class B	49,311	1,580
	Caverion Corp.	159,919	1,495
	Metsa Board Oyj	248,808	1,487
	Sponda Oyj	309,938	1,427
^,* Outokumpu Oyj		255,565	1,383
^	Outotec Oyj	235,129	1,362
	Uponor Oyj	74,643	1,137
	Kemira Oyj	99,336	1,137
	Citycon Oyj	330,099	1,119
^	YIT Oyj	163,295	951
	Ramirent Oyj	94,763	782
^	Sanoma Oyj	120,633	760
	Raisio Oyj	149,542	719
	Cramo Oyj	25,473	393
*	Oriola-KD Oyj	81,211	331
	F-Secure Oyj	118,532	307
*	Finnair Oyj	77,235	287
	Stockmann OYJ Abp Class B	32,328	224
			34,786
France (2.9%)
	Ingenico	55,272	5,778
	Teleperformance	69,980	5,014
	Orpea	47,975	3,119
	Faurecia	74,848	3,006
*,2 Euronext NV		83,919	2,714
	Eurofins Scientific SE	10,152	2,608
*	UBISOFT Entertainment	113,558	2,280
	Neopost SA	43,846	2,275
	Rubis SCA	39,214	2,274
*	Technicolor SA	355,848	2,126
	Plastic Omnium SA	69,525	1,996
	Korian-Medica	46,478	1,758
	Metropole Television SA	83,752	1,531
	Vicat	19,844	1,394
	Altran Technologies SA	151,958	1,345
*	Nexans SA	40,900	1,288
	Virbac SA	5,763	1,279
	Mercialys SA	52,479	1,270
	Nexity SA	31,605	1,244

	Alten SA	28,922	1,211
	Bollore SA	279,558	1,203
	Havas SA	155,310	1,199
	IPSOS	45,223	1,178
*	Coface SA	95,895	1,170
*,2 Elior Participations SCA		72,840	1,143
^,* CGG SA		201,732	1,118
	Sopra Steria Group	14,086	1,097
	Rallye SA	28,441	1,066
	Saft Groupe SA	32,420	1,034
	Sartorius Stedim Biotech	4,924	959
*	Eramet	11,411	914
*	Etablissements Maurel et Prom	112,647	910
	Gaztransport Et Technigaz SA	16,043	908
*	Norbert Dentressangle SA	5,876	867
	Boiron SA	7,420	759
	Bourbon SA	35,147	731
	Vilmorin & Cie SA	7,826	689
*	Beneteau SA	42,280	616
	LISI	24,555	610
*	Solocal Group	689,645	579
*	Groupe Fnac	11,256	565
*	FFP	8,455	559
	Derichebourg SA	142,793	555
	Tarkett SA	20,563	422
	Societe d'Edition de Canal &	62,415	420
	Faiveley Transport SA	5,908	358
	Bonduelle S.C.A.	15,840	357
*	GameLoft SE	99,668	332
^,* SOITEC		334,414	332
	Jacquet Metal Service	18,428	321
	Mersen	13,125	310
	MPI	90,453	308
	Trigano SA	8,932	267
	Burelle SA	351	261
	Albioma SA	11,750	218
	GL Events	11,575	216
*	Esso SA Francaise	4,789	198
*	Parrot SA	7,881	169
	Stallergenes SA	2,818	168
*	Albioma SA Loyalty Line	8,890	165
	Guerbet	4,184	156
	Assystem	7,796	152
	Haulotte Group SA	9,244	137
*	Manitou BF SA	9,233	135
*	Societe de la Tour Eiffel	1,969	104
	Seche Environnement SA	4,332	102
	Union Financiere de France BQE SA	3,200	85
^	Maisons France Confort SA	2,157	75
*	Etablissements Maurel et Prom Warrants Exp. 12/31/2015	38,916	2
			71,709
Germany (3.8%)
*	GAGFAH SA	260,675	5,809
	LEG Immobilien AG	68,285	5,229
	Freenet AG	130,025	3,872
*	Dialog Semiconductor plc	81,695	3,124
	Aurubis AG	57,456	3,115

*	MorphoSys AG	31,591	2,708
	Deutsche Euroshop AG	57,099	2,645
	Leoni AG	40,220	2,509
	DMG MORI SEIKI AG	75,567	2,475
	Aareal Bank AG	63,747	2,414
	STADA Arzneimittel AG	76,701	2,378
	Gerresheimer AG	39,669	2,163
	KION Group AG	55,622	2,155
^	KUKA AG	31,216	2,110
	Drillisch AG	52,889	2,049
^	TAG Immobilien AG	154,870	2,012
	Norma Group SE	39,483	1,958
	Krones AG	17,542	1,661
	Rational AG	5,030	1,655
	Duerr AG	17,663	1,607
	Wincor Nixdorf AG	34,199	1,567
*	Nordex SE	79,052	1,526
	Sartorius AG Preference Shares	11,482	1,472
*	Grand City Properties SA	85,808	1,404
	Salzgitter AG	49,371	1,346
	Jungheinrich AG Preference Shares	20,984	1,272
	Gerry Weber International AG	32,222	1,241
*	Kloeckner & Co. SE	120,378	1,240
	ElringKlinger AG	35,305	1,230
	Bechtle AG	14,319	1,210
	CTS Eventim AG & Co. KGaA	42,076	1,203
	Rhoen Klinikum AG	44,904	1,190
^,* SGL Carbon SE		73,112	1,161
	Pfeiffer Vacuum Technology AG	12,562	1,128
	alstria office REIT-AG	87,340	1,118
	Indus Holding AG	23,613	1,030
	Grenkeleasing AG	9,153	980
	Aurelius AG	23,717	948
	Biotest AG Preference Shares	7,689	942
*	AIXTRON SE	115,687	915
	KWS Saat AG	2,909	889
	Bertrandt AG	6,034	793
	Vossloh AG	12,021	770
	BayWa AG	19,522	768
	Jenoptik AG	56,826	760
^	Draegerwerk AG & Co. KGaA Preference Shares	7,536	759
	Stroeer Media SE	25,321	737
	Takkt AG	40,267	686
^,* Heidelberger Druckmaschinen AG		287,165	674
*	Patrizia Immobilien AG	37,648	660
	Sixt SE	16,620	644
	Sixt SE Preference Shares	20,520	635
	Rheinmetall AG	14,562	630
	CompuGroup Medical AG	24,039	622
	Deutz AG	117,976	544
	KSB AG Preference Shares	1,085	543
	Wacker Neuson SE	26,538	537
	Carl Zeiss Meditec AG	20,193	533
	Hamburger Hafen und Logistik AG	23,954	492
*	Kontron AG	64,059	379
	DIC Asset AG	36,039	376
	Deutsche Beteiligungs AG	9,994	310

*	Bauer AG	15,649	286
	comdirect bank AG	28,225	280
	CAT Oil AG	20,245	250
	Draegerwerk AG & Co. KGaA	2,797	224
*	H&R AG	22,324	170
^,* SMA Solar Technology AG		11,153	136
^	QSC AG	56,381	112
	Delticom AG	3,695	71
	CropEnergies AG	10,226	31
			93,072
Greece (0.3%)
	FF Group	41,156	1,230
	Titan Cement Co. SA	50,127	1,119
	JUMBO SA	108,678	1,033
*	Public Power Corp. SA	128,997	701
*	Mytilineos Holdings SA	83,813	476
	Motor Oil Hellas Corinth Refineries SA	59,205	401
	Grivalia Properties REIC	44,280	394
	Hellenic Exchanges SA	64,069	344
^	Hellenic Petroleum SA	77,755	331
	Athens Water Supply & Sewage Co. SA	49,681	325
*	Ellaktor SA	157,753	302
	Metka SA	25,278	256
*	Intralot SA-Integrated Lottery Systems & Services	99,887	148
*	Marfin Investment Group Holdings SA	487,204	87
*	TT Hellenic Postbank SA	44,448	8
			7,155
Hong Kong (1.8%)
^,* Goldin Financial Holdings Ltd.		2,500,148	3,383
	Luk Fook Holdings International Ltd.	429,000	1,592
	Minth Group Ltd.	676,219	1,408
	NagaCorp Ltd.	1,770,228	1,388
	Stella International Holdings Ltd.	498,591	1,316
	Value Partners Group Ltd.	1,095,498	931
	Yingde Gases Group Co. Ltd.	1,358,000	915
	SITC International Holdings Co. Ltd.	1,603,128	885
*	G-Resources Group Ltd.	30,411,190	871
^,* Town Health International Medical Group Ltd.		4,098,404	859
	Pacific Basin Shipping Ltd.	2,300,766	848
	SmarTone Telecommunications Holdings Ltd.	471,730	827
	Chow Sang Sang Holdings International Ltd.	309,565	820
	Pacific Textiles Holdings Ltd.	590,000	814
*	Nexteer Automotive Group Ltd.	801,376	790
	Man Wah Holdings Ltd.	904,800	773
	Giordano International Ltd.	1,631,735	772
*	FDG Electric Vehicles Ltd.	13,376,438	756
	K Wah International Holdings Ltd.	1,400,000	755
^,* Superb Summit International Group Ltd.		3,957,346	745
^	REXLot Holdings Ltd.	9,529,448	744
	Dynam Japan Holdings Co. Ltd.	324,640	641
^	Guotai Junan International Holdings Ltd.	869,000	610
	Sunlight REIT	1,177,000	595
	Yuexiu REIT	1,096,000	578
^	Truly International Holdings Ltd.	1,591,000	572
*	China LotSynergy Holdings Ltd.	7,793,716	559
*	Sun Hung Kai & Co. Ltd.	619,000	557

	Ju Teng International Holdings Ltd.	1,044,088	551
^,* United Photovoltaics Group Ltd.		3,954,000	542
^	TCL Communication Technology Holdings Ltd.	612,062	539
	CITIC Telecom International Holdings Ltd.	1,625,004	504
^	Summit Ascent Holdings Ltd.	886,000	493
^	Haitong International Securities Group Ltd.	772,000	485
^,* Carnival Group International Holdings Ltd.		2,900,000	466
	Prosperity REIT	1,231,000	456
	Springland International Holdings Ltd.	1,399,000	431
	Far East Consortium International Ltd.	1,053,858	415
^	Newocean Energy Holdings Ltd.	1,126,000	411
^,* Xinchen China Power Holdings Ltd.		1,037,000	397
*	Louis XIII Holdings Ltd.	890,500	390
*	Landing International Development Ltd.	10,692,700	388
	APT Satellite Holdings Ltd.	279,000	379
	AMVIG Holdings Ltd.	764,000	377
*	Suncorp Technologies Ltd.	11,560,000	350
^,* Sino Oil And Gas Holdings Ltd.		16,505,000	346
	Goodbaby International Holdings Ltd.	1,083,000	342
	Trinity Ltd.	1,746,000	342
^,* Lung Cheong International Holdings Ltd.		2,942,000	330
^,* Wanda Hotel Development Co. Ltd.		1,717,000	327
	HKR International Ltd.	634,400	326
	TCC International Holdings Ltd.	859,000	312
	Singamas Container Holdings Ltd.	1,917,960	311
	EVA Precision Industrial Holdings Ltd.	1,276,000	303
^,* Yanchang Petroleum International Ltd.		7,630,000	300
*	United Laboratories International Holdings Ltd.	602,500	297
	Lai Sun Development Co. Ltd.	12,085,000	270
*	SOCAM Development Ltd.	290,725	264
^	Honghua Group Ltd.	2,149,000	263
	Varitronix International Ltd.	386,000	263
*	Ports Design Ltd.	680,592	262
^,* Midland Holdings Ltd.		514,000	259
	Regal Hotels International Holdings Ltd.	414,000	257
	China Aerospace International Holdings Ltd.	1,978,000	252
	New World Department Store China Ltd.	846,966	234
^	Anton Oilfield Services Group	1,187,976	230
	Road King Infrastructure Ltd.	257,346	220
^,* China Dynamics Holdings Ltd.		2,780,000	207
*	Microport Scientific Corp.	457,000	198
	Polytec Asset Holdings Ltd.	1,440,000	194
*	China Public Procurement Ltd.	8,028,000	192
	Dickson Concepts International Ltd.	390,438	184
	Emperor Watch & Jewellery Ltd.	4,230,000	182
	TPV Technology Ltd.	876,000	179
*	Hong Kong Television Network Ltd.	405,000	176
	Liu Chong Hing Investment Ltd.	138,000	170
^	Yip's Chemical Holdings Ltd.	272,000	158
	Inspur International Ltd.	736,000	157
*	Silver base Group Holdings Ltd.	1,234,475	156
^	SPT Energy Group Inc.	957,000	153
	China Merchants Land Ltd.	968,000	139
	Henderson Investment Ltd.	1,405,000	125
^,* Sunshine Oilsands Ltd.		1,555,000	118
*	L'sea Resources International Holdings Ltd.	3,050,000	118
*	PetroAsian Energy Holdings Ltd.	3,380,000	117

* China Household Holdings Ltd.	1,625,000	111
IT Ltd.	412,000	106
* Neo-Neon Holdings Ltd.	591,500	92
* CST Mining Group Ltd.	15,432,000	88
* Heng Tai Consumables Group Ltd.	4,220,244	48
* Mongolia Energy Corp. Ltd.	900,750	47
Oriental Press Group	262,000	29
		43,632
India (2.5%)
LIC Housing Finance Ltd.	296,581	2,286
Indiabulls Housing Finance Ltd.	236,567	2,240
Apollo Hospitals Enterprise Ltd.	93,388	1,977
Mindtree Ltd.	79,599	1,697
UPL Ltd.	267,900	1,590
Marico Ltd.	258,484	1,502
Just Dial Ltd.	56,961	1,429
Pidilite Industries Ltd.	144,967	1,334
* Havells India Ltd.	299,738	1,245
Max India Ltd.	161,355	1,235
Federal Bank Ltd.	518,181	1,183
Page Industries Ltd.	6,103	1,160
Bajaj Finserv Ltd.	47,803	1,115
Britannia Industries Ltd.	35,762	1,089
Bajaj Finance Ltd.	16,643	1,087
ING Vysya Bank Ltd.	69,786	1,035
Apollo Tyres Ltd.	230,286	899
Emami Ltd.	60,451	897
CESC Ltd.	73,925	870
* Gujarat Pipavav Port Ltd.	261,784	869
* Jubilant Foodworks Ltd.	35,344	791
Torrent Pharmaceuticals Ltd.	43,585	772
Arvind Ltd.	164,332	768
* SKS Microfinance Ltd.	104,957	735
Info Edge India Ltd.	53,347	732
Sundaram Finance Ltd.	28,025	683
MRF Ltd.	1,054	681
* Indian Hotels Co. Ltd.	341,129	666
IIFL Holdings Ltd.	227,786	661
Credit Analysis & Research Ltd.	24,171	651
* Berger Paints India Ltd.	170,348	630
Dewan Housing Finance Corp. Ltd.	82,689	626
Vakrangee Ltd.	298,151	618
IFCI Ltd.	1,013,175	613
TVS Motor Co. Ltd.	121,091	601
Thermax Ltd.	32,338	597
NCC Ltd.	486,878	595
Strides Arcolab Ltd.	39,671	594
Petronet LNG Ltd.	199,658	579
Voltas Ltd.	133,317	577
IRB Infrastructure Developers Ltd.	132,145	573
* Jammu & Kashmir Bank Ltd.	227,590	559
* Amara Raja Batteries Ltd.	39,233	544
PI Industries Ltd.	66,412	537
* Housing Development & Infrastructure Ltd.	302,626	535
Hexaware Technologies Ltd.	145,401	528
Gateway Distriparks Ltd.	83,117	515
* Karur Vysya Bank Ltd.	52,637	506

Ramco Cements Ltd.	83,231	489
* Hathway Cable & Datacom Ltd.	471,255	485
Prestige Estates Projects Ltd.	101,374	449
* National Aluminium Co. Ltd.	595,286	435
PTC India Ltd.	266,177	428
* Sun Pharma Advanced Research Co. Ltd.	80,312	424
Tata Global Beverages Ltd.	165,766	424
Amtek Auto Ltd.	148,844	416
Sobha Ltd.	54,471	415
Muthoot Finance Ltd.	118,117	402
* Suzlon Energy Ltd.	1,502,111	392
Biocon Ltd.	57,919	387
Jain Irrigation Systems Ltd.	344,143	386
Oberoi Realty Ltd.	82,794	377
Coromandel International Ltd.	78,364	366
Ipca Laboratories Ltd.	33,503	345
Sintex Industries Ltd.	191,650	342
South Indian Bank Ltd.	753,626	336
Indraprastha Gas Ltd.	41,986	314
Indiabulls Real Estate Ltd.	234,345	314
* Dish TV India Ltd.	243,226	312
L&T Finance Holdings Ltd.	276,199	306
* Gujarat Gas Co. Ltd.	28,068	297
* Jet Airways India Ltd.	35,377	292
Syndicate Bank	144,831	273
Indian Overseas Bank	281,582	258
Gujarat State Petronet Ltd.	128,117	245
UCO Bank	201,120	244
Engineers India Ltd.	69,398	242
* Videocon Industries Ltd.	88,639	226
Indian Bank	72,586	217
Jindal Saw Ltd.	166,808	217
Polaris Consulting & Services Ltd.	88,447	211
Future Retail Ltd.	110,904	211
Karnataka Bank Ltd.	86,492	199
Alstom India Ltd.	17,227	194
CMC Ltd.	6,256	189
* Central Bank of India	109,114	184
* India Cements Ltd.	105,695	183
Century Textiles & Industries Ltd.	19,210	178
* DEN Networks Ltd.	98,353	172
* Andhra Bank	115,901	170
Raymond Ltd.	20,579	169
Rolta India Ltd.	93,332	165
McLeod Russel India Ltd.	45,274	150
* Allahabad Bank	77,424	145
Gujarat Mineral Development Corp. Ltd.	69,409	138
Gujarat State Fertilisers & Chemicals Ltd.	82,282	133
Srei Infrastructure Finance Ltd.	177,118	131
Chambal Fertilizers & Chemicals Ltd.	133,715	130
Multi Commodity Exchange of India Ltd.	8,774	125
Welspun Corp. Ltd.	112,757	123
* Balrampur Chini Mills Ltd.	122,782	122
Radico Khaitan Ltd.	72,936	112
* Hindustan Construction Co. Ltd.	199,564	112
* Pipavav Defence & Offshore Engineering Co. Ltd.	140,055	111
* Tata Teleservices Maharashtra Ltd.	680,372	100

* Bajaj Hindusthan Ltd.	325,470	100
* Punj Lloyd Ltd.	166,563	99
* Shree Renuka Sugars Ltd.	360,673	94
Bhushan Steel Ltd.	69,507	94
Vijaya Bank	99,615	80
* IVRCL Ltd.	254,830	74
Financial Technologies India Ltd.	18,072	59
* Shipping Corp. of India Ltd.	62,424	56
Bombay Dyeing & Manufacturing Co. Ltd.	42,640	56
* Lanco Infratech Ltd.	462,657	47
* Nagarjuna Fertilizers & Chemicals Ltd.	233,445	42
* Parsvnath Developers Ltd.	98,992	29
* Gujarat NRE Coke Ltd.	249,119	21
		59,969
Indonesia (0.9%)
Lippo Karawaci Tbk PT	24,296,218	2,171
Summarecon Agung Tbk PT	13,627,168	1,762
Ciputra Development Tbk PT	13,460,000	1,518
Bumi Serpong Damai Tbk PT	8,936,849	1,417
* Wijaya Karya Beton Tbk PT	10,448,495	1,121
Pakuwon Jati Tbk PT	27,713,234	1,087
Matahari Putra Prima Tbk PT	3,536,700	1,059
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	12,593,400	817
MNC Investama Tbk PT	33,838,830	751
Wijaya Karya Persero Tbk PT	2,502,900	734
AKR Corporindo Tbk PT	1,936,600	716
Alam Sutera Realty Tbk PT	15,352,400	715
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,951,661	572
Ace Hardware Indonesia Tbk PT	9,180,100	535
* Energi Mega Persada Tbk PT	54,645,500	447
* Medco Energi Internasional Tbk PT	1,752,671	432
Bank Tabungan Negara Persero Tbk PT	5,352,170	418
Mitra Adiperkasa Tbk PT	847,300	392
BISI International Tbk PT	4,622,020	383
Arwana Citramulia Tbk PT	4,783,800	376
* Siloam International Hospitals Tbk PT	318,800	337
* Garuda Indonesia Persero Tbk PT	6,910,264	324
Holcim Indonesia Tbk PT	2,049,577	317
Surya Semesta Internusa Tbk PT	3,429,500	295
Timah Persero Tbk PT	3,195,120	294
* Sigmagold Inti Perkasa Tbk PT	6,751,200	249
Intiland Development Tbk PT	4,902,000	239
Agung Podomoro Land Tbk PT	6,369,500	223
Salim Ivomas Pratama Tbk PT	4,001,200	218
Ramayana Lestari Sentosa Tbk PT	3,183,500	206
* Bumi Resources Tbk PT	25,095,500	199
Gajah Tunggal Tbk PT	1,340,000	154
Harum Energy Tbk PT	976,100	117
Sampoerna Agro PT	545,500	81
* Krakatau Steel Persero Tbk PT	2,114,000	78
* Trada Maritime Tbk PT	6,712,200	70
* Indika Energy Tbk PT	1,327,939	51
		20,875
Ireland (0.5%)
Kingspan Group plc	207,963	3,758
Paddy Power plc	45,316	3,532

Glanbia plc	215,268	3,466
C&C Group plc	435,449	1,697
Aer Lingus Group plc	204,576	494
FBD Holdings plc	25,902	322
C&C Group plc	11,196	43
		13,312
Israel (0.3%)
* Tower Semiconductor Ltd.	43,681	660
Alony Hetz Properties & Investments Ltd.	92,124	650
* Nova Measuring Instruments Ltd.	51,548	568
* Nitsba Holdings 1995 Ltd.	37,760	515
* Compugen Ltd.	61,495	474
Reit 1 Ltd.	188,505	466
Ituran Location and Control Ltd.	18,244	382
* Allot Communications Ltd.	40,347	368
Amot Investments Ltd.	113,805	338
* Jerusalem Oil Exploration	9,484	281
Norstar Holdings Inc.	11,222	272
* Mazor Robotics Ltd.	52,341	269
Menorah Mivtachim Holdings Ltd.	30,185	265
* Silicom Ltd.	6,193	263
Phoenix Holdings Ltd.	91,613	261
* Airport City Ltd.	31,539	260
* Evogene Ltd.	27,139	224
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,986	197
* Gilat Satellite Networks Ltd.	40,725	188
* AudioCodes Ltd.	35,741	183
* Naphtha Israel Petroleum Corp. Ltd.	30,682	155
Electra Ltd.	1,217	130
Africa Israel Properties Ltd.	10,135	126
* Elco Ltd.	16,380	99
* Kamada Ltd.	24,100	98
* Africa Israel Investments Ltd.	109,166	97
Jerusalem Economy Ltd.	21,043	73
* Ceragon Networks Ltd.	69,161	66
* Property & Building Corp. Ltd.	1,263	65
* Hadera Paper Ltd.	1,743	30
Discount Investment Corp. Ltd.	17,081	27
Babylon Ltd.	23,335	11
* Africa Israel Investments Ltd Warrants Exp. 03/31/2015	5,269	—
		8,061
Italy (2.7%)
* Banca Popolare di Milano Scarl	5,404,898	4,327
* Banca Popolare dell'Emilia Romagna SC	601,096	4,054
Azimut Holding SPA	126,659	2,953
Banca Popolare di Sondrio SCARL	562,369	2,184
Recordati SPA	128,949	2,131
Moncler SPA	133,359	1,981
Banca Generali SPA	69,420	1,939
Hera SPA	762,717	1,869
* World Duty Free SPA	158,575	1,747
^ Tod's SPA	16,989	1,746
Unipol Gruppo Finanziario SPA Preference Shares	336,816	1,720
Italcementi SPA	244,601	1,684
A2A SPA	1,755,201	1,673
Ansaldo STS SPA	156,649	1,574

*	Credito Valtellinese SC	1,355,909	1,526
*	Yoox SPA	68,432	1,481
	Interpump Group SPA	101,254	1,443
	Societa Cattolica di Assicurazioni SCRL	179,315	1,383
*	Autogrill SPA	160,973	1,375
*	FinecoBank Banca Fineco SPA	254,390	1,369
	Unipol Gruppo Finanziario SPA	265,270	1,338
*,2 Anima Holding SPA		255,187	1,275
	Brembo SPA	35,420	1,248
*	Sorin SPA	499,901	1,160
	DiaSorin SPA	28,856	1,152
	De' Longhi	61,739	1,113
	Danieli & C Officine Meccaniche SPA	58,609	961
	Societa Iniziative Autostradali e Servizi SPA	91,972	920
*	Ei Towers SPA	17,878	887
	Beni Stabili SpA SIIQ	1,182,879	884
	ERG SPA	73,647	877
	Credito Emiliano SPA	103,713	807
*	Salini Impregilo SPA	216,206	789
^,* Piaggio & C SPA		243,253	740
^,* Banca Carige SPA		10,386,809	696
	MARR SPA	38,499	673
	ACEA SPA	59,743	672
	Iren SPA	561,463	651
	Industria Macchine Automatiche SPA	13,766	607
*	CIR-Compagnie Industriali Riunite SPA	509,168	562
*	Cerved Information Solutions SPA	102,861	556
^	Brunello Cucinelli SPA	25,981	534
*	Safilo Group SPA	36,765	524
	Italmobiliare SPA	28,719	523
	ASTM SPA	40,949	514
^,* RCS MediaGroup SPA		392,653	480
	Cementir Holding SPA	71,516	478
	Amplifon SPA	76,629	458
*	Fincantieri SPA	519,074	425
	Danieli & C Officine Meccaniche SPA	15,592	382
^	Astaldi SPA	51,723	329
^,* Geox SPA		83,231	282
^,* Saras SPA		245,561	275
	Trevi Finanziaria Industriale SPA	86,441	262
	Immobiliare Grande Distribuzione SIIQ SPA	302,469	249
*	Gruppo Editoriale L'Espresso SPA	183,674	232
*	Cofide SPA	431,222	225
	Zignago Vetro SPA	34,901	214
	Esprinet SPA	24,928	170
^,* Arnoldo Mondadori Editore SPA		143,206	149
	Italmobiliare SPA	5,714	147
*	Sogefi SPA	40,379	117
*	DeA Capital SPA	54,287	108
	Falck Renewables SPA	97,198	107
*	Juventus Football Club SPA	290,159	76
*	Fiera Milano SPA	8,283	63
			66,050
Japan (14.8%)
*	Leopalace21 Corp.	315,100	2,039
	Oki Electric Industry Co. Ltd.	997,310	2,037
	Sanwa Holdings Corp.	279,957	1,936

	Nifco Inc.	54,108	1,864
	Tokyo Ohka Kogyo Co. Ltd.	52,421	1,803
	OSG Corp.	97,890	1,802
	Tsubakimoto Chain Co.	211,390	1,702
	IT Holdings Corp.	101,288	1,682
^	Iwatani Corp.	253,396	1,636
	ADEKA Corp.	130,755	1,604
	Nihon Parkerizing Co. Ltd.	65,792	1,569
^	Bic Camera Inc.	138,096	1,565
	Horiba Ltd.	47,714	1,554
	Asahi Intecc Co. Ltd.	29,216	1,548
	Kenedix Inc.	332,800	1,497
	Hazama Ando Corp.	223,979	1,467
	Aica Kogyo Co. Ltd.	65,348	1,455
	Daifuku Co. Ltd.	125,513	1,438
^	Penta-Ocean Construction Co. Ltd.	363,500	1,385
	Ogaki Kyoritsu Bank Ltd.	449,660	1,380
	SHO-BOND Holdings Co. Ltd.	32,600	1,380
	Nippon Konpo Unyu Soko Co. Ltd.	87,832	1,369
*	Kumagai Gumi Co. Ltd.	431,680	1,366
	Toagosei Co. Ltd.	329,584	1,317
	Pilot Corp.	22,044	1,307
^	Colowide Co. Ltd.	77,000	1,299
	Sankyu Inc.	319,602	1,279
	Nishimatsu Construction Co. Ltd.	317,868	1,277
	Nippon Seiki Co. Ltd.	56,088	1,268
	Maeda Corp.	165,306	1,267
	Ship Healthcare Holdings Inc.	50,500	1,253
	Arcs Co. Ltd.	59,500	1,226
	Kyowa Exeo Corp.	115,390	1,218
	Nihon M&A Center Inc.	34,024	1,181
	Nachi-Fujikoshi Corp.	219,054	1,178
	Toyo Ink SC Holdings Co. Ltd.	249,255	1,167
	Sanken Electric Co. Ltd.	141,648	1,159
	Toho Holdings Co. Ltd.	82,618	1,151
	NOF Corp.	179,202	1,148
^,* Sumitomo Mitsui Construction Co. Ltd.		819,232	1,147
	Makino Milling Machine Co. Ltd.	132,901	1,142
	Accordia Golf Co. Ltd.	111,584	1,136
	Miura Co. Ltd.	100,255	1,132
	Sumitomo Warehouse Co. Ltd.	200,684	1,123
	Kiyo Bank Ltd.	89,996	1,123
	Hanwa Co. Ltd.	298,415	1,115
*	Nippon Suisan Kaisha Ltd.	320,062	1,106
	Relo Holdings Inc.	14,800	1,103
	Morinaga Milk Industry Co. Ltd.	254,678	1,101
	Takasago Thermal Engineering Co. Ltd.	87,072	1,092
	Tokuyama Corp.	489,050	1,086
^	Zensho Holdings Co. Ltd.	119,961	1,085
	Tokyo Dome Corp.	230,604	1,067
	Okumura Corp.	232,213	1,060
	Fuji Machine Manufacturing Co. Ltd.	109,492	1,059
	Central Glass Co. Ltd.	252,015	1,058
	Nippon Light Metal Holdings Co. Ltd.	705,423	1,055
	Ryosan Co. Ltd.	49,457	1,050
	Miyazaki Bank Ltd.	301,932	1,046
	Nippon Gas Co. Ltd.	42,524	1,045

	United Arrows Ltd.	36,567	1,039
	Inaba Denki Sangyo Co. Ltd.	30,636	1,035
	Shinmaywa Industries Ltd.	106,112	1,034
	Ain Pharmaciez Inc.	32,008	1,032
	Nippon Soda Co. Ltd.	179,447	1,021
	Meitec Corp.	34,946	1,020
	MOS Food Services Inc.	49,142	1,020
	Nichi-iko Pharmaceutical Co. Ltd.	56,118	1,011
	Duskin Co. Ltd.	63,860	1,008
	Toho Bank Ltd.	285,664	1,003
	Valor Co. Ltd.	52,700	994
	Fujitec Co. Ltd.	96,812	992
*	Tokyo TY Financial Group Inc.	34,384	984
	Amano Corp.	92,064	979
	Kokuyo Co. Ltd.	127,940	975
	Sangetsu Co. Ltd.	36,364	974
	Hitachi Zosen Corp.	177,640	973
	Saibu Gas Co. Ltd.	437,734	970
	Fuji Oil Co. Ltd.	75,298	967
	Tokyo Seimitsu Co. Ltd.	47,334	963
	Bank of Okinawa Ltd.	24,004	960
	Sumitomo Bakelite Co. Ltd.	232,000	960
	Daiseki Co. Ltd.	55,987	949
	Yaoko Co. Ltd.	14,600	949
	Megmilk Snow Brand Co. Ltd.	69,026	949
	HI-LEX Corp.	33,016	946
	Seiko Holdings Corp.	173,291	945
*	Ulvac Inc.	65,264	935
	Kanamoto Co. Ltd.	35,600	926
	Kintetsu World Express Inc.	21,600	920
	Fuyo General Lease Co. Ltd.	28,547	919
	DCM Holdings Co. Ltd.	137,088	915
	IBJ Leasing Co. Ltd.	48,501	914
	Tokyo Steel Manufacturing Co. Ltd.	120,000	902
	Nippon Signal Co. Ltd.	82,600	898
^	MonotaRO Co. Ltd.	35,400	898
	Itoham Foods Inc.	156,284	892
	Bank of Nagoya Ltd.	247,121	890
	Welcia Holdings Co. Ltd.	24,141	889
	Heiwa Real Estate Co. Ltd.	62,272	886
	Yoshinoya Holdings Co. Ltd.	78,180	885
	J Trust Co. Ltd.	109,000	885
	Mirait Holdings Corp.	75,871	880
	Fuji Seal International Inc.	27,432	877
	TOMONY Holdings Inc.	200,900	867
	Bank of Iwate Ltd.	21,324	867
	Totetsu Kogyo Co. Ltd.	36,200	864
	Seikagaku Corp.	48,964	861
	Taikisha Ltd.	36,043	857
	Showa Sangyo Co. Ltd.	208,000	857
	TPR Co. Ltd.	33,804	855
	ZERIA Pharmaceutical Co. Ltd.	52,660	852
^,* Kadokawa Dwango Corp.		57,551	852
	Yamagata Bank Ltd.	201,426	850
	Hitachi Kokusai Electric Inc.	62,371	848
	Noritz Corp.	53,503	842
	Takara Standard Co. Ltd.	110,098	838

Yamanashi Chuo Bank Ltd.	209,311	836
Fuji Kyuko Co. Ltd.	79,000	830
Nitto Boseki Co. Ltd.	235,832	825
Ai Holdings Corp.	47,300	824
Fancl Corp.	51,104	818
Mandom Corp.	24,167	816
Daibiru Corp.	92,443	813
Kureha Corp.	195,026	812
Mitsuba Corp.	45,616	809
Mitsubishi Pencil Co. Ltd.	27,400	809
Toei Co. Ltd.	139,648	809
Heiwado Co. Ltd.	38,100	808
Keihin Corp.	50,497	805
Iino Kaiun Kaisha Ltd.	137,624	803
FCC Co. Ltd.	42,243	803
Mitsumi Electric Co. Ltd.	104,049	794
Kanematsu Corp.	554,000	789
Morinaga & Co. Ltd.	253,518	789
Sakata Seed Corp.	45,156	784
Unipres Corp.	44,620	776
Alpine Electronics Inc.	50,052	774
UACJ Corp.	313,852	771
Jaccs Co. Ltd.	165,000	769
Okamura Corp.	104,472	765
Meidensha Corp.	255,863	763
EDION Corp.	102,733	762
Yodogawa Steel Works Ltd.	211,705	762
Avex Group Holdings Inc.	45,100	761
Aomori Bank Ltd.	257,344	761
TSI Holdings Co. Ltd.	132,700	759
Okinawa Electric Power Co. Inc.	21,720	752
Hokuto Corp.	40,824	751
Nichias Corp.	136,611	750
Nikkiso Co. Ltd.	85,005	748
Koei Tecmo Holdings Co. Ltd.	49,600	748
^ Wacom Co. Ltd.	177,024	748
Daio Paper Corp.	86,454	747
Aida Engineering Ltd.	74,866	740
Futaba Corp.	45,948	740
Nippon Flour Mills Co. Ltd.	155,459	737
Nichicon Corp.	96,751	736
Kameda Seika Co. Ltd.	21,600	728
Komori Corp.	67,300	728
^ Matsuya Co. Ltd.	44,000	727
Fuji Co. Ltd.	39,900	724
Asahi Holdings Inc.	48,800	724
Hogy Medical Co. Ltd.	13,922	724
Kyoei Steel Ltd.	38,908	723
NEC Networks & System Integration Corp.	33,600	722
Taiyo Holdings Co. Ltd.	19,800	720
NET One Systems Co. Ltd.	120,100	718
Mizuno Corp.	145,782	717
Nissin Kogyo Co. Ltd.	46,709	715
Bank of the Ryukyus Ltd.	51,451	712
NSD Co. Ltd.	46,077	711
Hokuetsu Kishu Paper Co. Ltd.	150,921	711
Fuji Soft Inc.	35,517	711

Oita Bank Ltd.	202,431	710
Tokai Carbon Co. Ltd.	245,000	706
Japan Securities Finance Co. Ltd.	142,541	706
Fujitsu General Ltd.	71,128	698
* Pioneer Corp.	370,513	697
San-A Co. Ltd.	20,844	696
Sanden Corp.	149,000	696
Tochigi Bank Ltd.	150,408	695
Asahi Diamond Industrial Co. Ltd.	68,122	695
Chiyoda Co. Ltd.	32,600	694
Doutor Nichires Holdings Co. Ltd.	48,737	693
Internet Initiative Japan Inc.	33,004	692
Sanki Engineering Co. Ltd.	113,767	690
^ Tomy Co. Ltd.	124,217	688
Ashikaga Holdings Co. Ltd.	166,400	683
Nihon Nohyaku Co. Ltd.	57,900	681
Cocokara fine Inc.	26,889	666
Earth Chemical Co. Ltd.	19,943	666
Fukui Bank Ltd.	298,117	665
^ Nissha Printing Co. Ltd.	41,268	662
Paramount Bed Holdings Co. Ltd.	23,900	661
Xebio Co. Ltd.	42,508	658
Musashi Seimitsu Industry Co. Ltd.	34,815	656
Obara Group Inc.	13,100	654
Shima Seiki Manufacturing Ltd.	37,200	653
Juki Corp.	198,732	650
Takuma Co. Ltd.	92,000	649
Toho Zinc Co. Ltd.	205,758	646
Topre Corp.	46,900	645
Oiles Corp.	34,908	644
Nishimatsuya Chain Co. Ltd.	80,300	640
Furukawa Co. Ltd.	389,292	639
GMO internet Inc.	77,261	638
Nippon Steel & Sumikin Bussan Corp.	173,668	634
Hitachi Maxell Ltd.	37,300	633
Nitto Kogyo Corp.	32,720	631
Nippon Densetsu Kogyo Co. Ltd.	43,803	629
Shikoku Bank Ltd.	298,703	624
Kyudenko Corp.	46,468	624
Eizo Corp.	28,704	624
Descente Ltd.	55,000	623
Ariake Japan Co. Ltd.	22,947	623
Riso Kagaku Corp.	35,584	619
Enplas Corp.	17,253	616
Saizeriya Co. Ltd.	37,721	611
Aichi Bank Ltd.	12,436	610
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	111,944	609
^ Kyoritsu Maintenance Co. Ltd.	10,900	609
Chugoku Marine Paints Ltd.	69,000	607
Nihon Unisys Ltd.	69,277	606
Toyo Engineering Corp.	179,356	604
Trusco Nakayama Corp.	22,600	602
Japan Wool Textile Co. Ltd.	90,189	601
Sato Holdings Corp.	25,900	599
Marusan Securities Co. Ltd.	86,535	598
Kusuri No Aoki Co. Ltd.	9,000	598
^ Senko Co. Ltd.	103,000	595

Chudenko Corp.	36,900	595
Kisoji Co. Ltd.	34,740	592
Takara Leben Co. Ltd.	113,300	591
Namura Shipbuilding Co. Ltd.	58,348	591
Toshiba Plant Systems & Services Corp.	38,524	590
Daihen Corp.	121,759	587
* Pacific Metals Co. Ltd.	217,848	587
Morita Holdings Corp.	52,962	585
CKD Corp.	61,200	583
Eagle Industry Co. Ltd.	31,200	581
^ Jin Co. Ltd.	19,000	579
Tokai Corp.	18,600	578
Gunze Ltd.	222,079	575
Raito Kogyo Co. Ltd.	57,800	573
Takasago International Corp.	115,000	572
Sanyo Special Steel Co. Ltd.	169,892	570
Hokuetsu Bank Ltd.	311,810	567
* Nippon Chemi-Con Corp.	197,776	558
Maruha Nichiro Corp.	37,346	556
Aichi Steel Corp.	134,029	556
Star Micronics Co. Ltd.	44,144	552
^ Tekken Corp.	146,000	551
Chofu Seisakusho Co. Ltd.	21,900	550
^ COOKPAD Inc.	13,700	548
Nitta Corp.	22,800	548
Sakata INX Corp.	51,700	547
AOKI Holdings Inc.	47,104	547
Moshi Moshi Hotline Inc.	49,500	546
Transcosmos Inc.	31,196	546
Nishio Rent All Co. Ltd.	17,800	545
Ricoh Leasing Co. Ltd.	20,806	545
DTS Corp.	25,800	542
Higashi-Nippon Bank Ltd.	192,032	540
Showa Corp.	53,128	540
* Hiday Hidaka Corp.	17,128	539
Yamazen Corp.	76,100	535
St. Marc Holdings Co. Ltd.	8,300	534
Foster Electric Co. Ltd.	28,385	533
Monex Group Inc.	257,744	529
Eighteenth Bank Ltd.	180,000	520
Seiren Co. Ltd.	63,700	519
Piolax Inc.	10,700	514
Riken Corp.	131,236	514
Akita Bank Ltd.	185,000	513
^ Iseki & Co. Ltd.	268,448	512
TOKAI Holdings Corp.	113,200	510
Paltac Corp.	40,500	510
Jimoto Holdings Inc.	270,782	507
Mani Inc.	8,600	505
Minato Bank Ltd.	262,000	504
Teikoku Sen-I Co. Ltd.	24,156	502
^ Modec Inc.	31,092	501
kabu.com Securities Co. Ltd.	92,500	500
Max Co. Ltd.	46,000	500
Kuroda Electric Co. Ltd.	34,800	499
Marudai Food Co. Ltd.	136,591	489
Ohsho Food Service Corp.	12,174	489

	TOC Co. Ltd.	80,346	488
	Plenus Co. Ltd.	28,400	488
	Joyful Honda Co. Ltd.	13,687	487
	Toshiba Machine Co. Ltd.	126,000	483
	Inabata & Co. Ltd.	52,800	481
	Kato Sangyo Co. Ltd.	26,200	480
	Shindengen Electric Manufacturing Co. Ltd.	89,000	477
	Nichii Gakkan Co.	45,700	477
	Sankyo Tateyama Inc.	30,800	474
	Topy Industries Ltd.	209,795	472
	Okabe Co. Ltd.	54,635	471
	Tokyu Construction Co. Ltd.	93,100	470
	Bunka Shutter Co. Ltd.	58,000	469
	Joshin Denki Co. Ltd.	55,653	468
	Towa Pharmaceutical Co. Ltd.	10,294	468
	Mitsuboshi Belting Co. Ltd.	57,000	466
	Round One Corp.	74,300	464
^	Sodick Co. Ltd.	53,684	463
	Royal Holdings Co. Ltd.	32,300	462
	Nisshin Oillio Group Ltd.	126,262	459
	Ryobi Ltd.	170,435	458
^	Marvelous Inc.	30,400	456
	Fujimi Inc.	29,347	456
	Shibuya Kogyo Co. Ltd.	21,900	454
	Osaka Steel Co. Ltd.	24,000	454
	Sekisui Jushi Corp.	34,100	453
	Ichiyoshi Securities Co. Ltd.	44,800	453
	Fujimori Kogyo Co. Ltd.	16,000	452
^	Tokyotokeiba Co. Ltd.	181,000	452
	Sanyo Chemical Industries Ltd.	62,274	451
	Kitz Corp.	94,848	450
	Fujicco Co. Ltd.	25,205	450
	Gulliver International Co. Ltd.	56,500	448
	Nagaileben Co. Ltd.	27,000	446
	Hosiden Corp.	83,067	446
	Yokogawa Bridge Holdings Corp.	39,400	441
^	Senshukai Co. Ltd.	62,400	440
	Milbon Co. Ltd.	15,360	434
	Aeon Delight Co. Ltd.	19,300	432
	Gurunavi Inc.	26,800	428
	Kato Works Co. Ltd.	54,205	424
	Daido Metal Co. Ltd.	45,000	422
	Ihara Chemical Industry Co. Ltd.	37,600	422
	Jeol Ltd.	87,000	421
	Dydo Drinco Inc.	10,244	421
	As One Corp.	15,700	420
	Doshisha Co. Ltd.	26,900	420
^	ASKUL Corp.	26,932	419
	J-Oil Mills Inc.	117,000	418
	Kyokuto Kaihatsu Kogyo Co. Ltd.	37,000	418
	Nippon Synthetic Chemical Industry Co. Ltd.	68,000	418
	San-Ai Oil Co. Ltd.	62,000	411
	Tsukishima Kikai Co. Ltd.	38,000	410
	Shizuoka Gas Co. Ltd.	64,100	409
^,* PGM Holdings K K		37,600	409
	Wakita & Co. Ltd.	43,100	409
	Prima Meat Packers Ltd.	156,440	407

	Tsugami Corp.	71,000	406
^	OSAKA Titanium Technologies Co. Ltd.	19,300	404
^	F@N Communications Inc.	35,800	403
	Yorozu Corp.	20,776	402
^	Dr Ci:Labo Co. Ltd.	11,700	402
^,* Clarion Co. Ltd.		136,000	401
	Daisan Bank Ltd.	240,037	398
	Sintokogio Ltd.	56,200	397
	Ichibanya Co. Ltd.	9,484	393
	Adastria Holdings Co. Ltd.	14,900	392
	Takamatsu Construction Group Co. Ltd.	19,000	392
	Siix Corp.	18,200	391
	Mitsui Sugar Co. Ltd.	115,000	390
	Sanyo Denki Co. Ltd.	54,000	388
	Geo Holdings Corp.	39,600	387
	Kohnan Shoji Co. Ltd.	34,100	385
	Kyokuto Securities Co. Ltd.	26,700	385
	Kura Corp.	12,700	383
	Mitsui-Soko Holdings Co. Ltd.	112,762	378
	Bank of Saga Ltd.	165,000	377
	Mitani Corp.	16,300	375
	Bando Chemical Industries Ltd.	103,000	375
	Torii Pharmaceutical Co. Ltd.	14,700	375
	TKC Corp.	21,149	374
	Tachi-S Co. Ltd.	25,700	374
*	Ishihara Sangyo Kaisha Ltd.	431,000	374
	JCR Pharmaceuticals Co. Ltd.	19,328	374
	Hitachi Koki Co. Ltd.	51,700	372
	Itochu Enex Co. Ltd.	47,600	371
	Press Kogyo Co. Ltd.	110,000	371
	YAMABIKO Corp.	8,600	370
	Nomura Co. Ltd.	39,200	370
	Nippon Thompson Co. Ltd.	76,000	368
	Atom Corp.	48,800	366
	Broadleaf Co. Ltd.	23,700	366
	T Hasegawa Co. Ltd.	25,300	365
	Fujibo Holdings Inc.	138,000	364
	Yokohama Reito Co. Ltd.	52,200	362
	Sumitomo Seika Chemicals Co. Ltd.	51,000	361
	Japan Pulp & Paper Co. Ltd.	128,000	361
	EPS Holdings Inc.	29,000	359
	Ehime Bank Ltd.	169,000	359
	Toa Corp.	211,000	359
	Daiwabo Holdings Co. Ltd.	214,761	358
	Daiso Co. Ltd.	96,000	358
	Kurabo Industries Ltd.	213,000	357
	Token Corp.	8,586	356
	Nichiden Corp.	17,000	353
	T-Gaia Corp.	32,400	352
	Tsurumi Manufacturing Co. Ltd.	21,000	351
	Nitto Kohki Co. Ltd.	18,800	350
	Nippon Road Co. Ltd.	73,000	349
	Fujita Kanko Inc.	88,000	348
	Okamoto Industries Inc.	95,000	348
	Shinko Plantech Co. Ltd.	46,400	347
	Fudo Tetra Corp.	168,400	344
	Zenrin Co. Ltd.	26,600	342

	Sanyo Electric Railway Co. Ltd.	87,000	342
	Aisan Industry Co. Ltd.	39,100	341
	Sagami Chain Co. Ltd.	33,664	340
	Noevir Holdings Co. Ltd.	18,600	339
	Meisei Industrial Co. Ltd.	57,000	338
	Yuasa Trading Co. Ltd.	16,300	335
	Pal Co. Ltd.	12,900	335
^,* KLab Inc.		32,340	335
	C Uyemura & Co. Ltd.	6,600	335
	BML Inc.	12,500	334
*	Tokyo Rope Manufacturing Co. Ltd.	178,000	334
	Noritake Co. Ltd.	133,000	334
	Futaba Industrial Co. Ltd.	66,800	334
	Tv Tokyo Holdings Corp.	15,200	333
	Tamron Co. Ltd.	17,000	332
	Keihanshin Building Co. Ltd.	55,700	331
	Canon Electronics Inc.	18,694	331
^,* Nippon Yakin Kogyo Co. Ltd.		165,400	330
	Sakai Chemical Industry Co. Ltd.	92,546	329
	Jowa Holdings Co. Ltd.	10,600	328
	Yondoshi Holdings Inc.	21,300	326
^	Ringer Hut Co. Ltd.	16,600	326
	Toyo Construction Co. Ltd.	68,000	326
	Nohmi Bosai Ltd.	26,000	325
	Roland DG Corp.	10,900	324
	Ryoyo Electro Corp.	31,142	324
	Chiba Kogyo Bank Ltd.	47,500	324
	Nippon Denko Co. Ltd.	127,990	323
	Pacific Industrial Co. Ltd.	39,500	321
	Nichiha Corp.	29,800	319
	Belc Co. Ltd.	11,400	316
	S Foods Inc.	17,600	316
	Kasumi Co. Ltd.	37,600	315
	Macnica Inc.	10,700	315
	Neturen Co. Ltd.	42,300	315
	Kappa Create Holdings Co. Ltd.	32,188	314
	NS United Kaiun Kaisha Ltd.	96,000	313
	Kumiai Chemical Industry Co. Ltd.	40,000	311
	Union Tool Co.	11,000	307
	Daikokutenbussan Co. Ltd.	7,900	306
	Katakura Industries Co. Ltd.	29,400	305
	Shikoku Chemicals Corp.	39,000	303
^	Akebono Brake Industry Co. Ltd.	85,757	303
	Kansai Urban Banking Corp.	30,000	302
	Trancom Co. Ltd.	7,000	300
	Tamura Corp.	89,000	299
	Cosel Co. Ltd.	27,700	298
	Nippon Koei Co. Ltd.	74,000	297
^	FIDEA Holdings Co. Ltd.	166,900	297
	Pressance Corp.	9,287	297
	Toyo Tanso Co. Ltd.	18,410	295
	SMK Corp.	71,000	295
^	Japan Drilling Co. Ltd.	8,200	293
*	JVC Kenwood Corp.	123,240	292
^	Keiyo Co. Ltd.	61,500	292
	JSP Corp.	14,600	292
	Toa Corp.	29,000	291

	Hibiya Engineering Ltd.	22,000	290
	Nagatanien Co. Ltd.	30,000	289
	Konoike Transport Co. Ltd.	14,000	288
	Denyo Co. Ltd.	17,300	286
	Koa Corp.	31,100	285
	Megachips Corp.	23,581	283
	Toyo Kohan Co. Ltd.	55,000	282
	Sac's Bar Holdings Inc.	19,550	282
	Hamakyorex Co. Ltd.	7,900	279
	Icom Inc.	12,000	279
	GMO Payment Gateway Inc.	16,000	277
	Jamco Corp.	10,200	277
	Starzen Co. Ltd.	80,000	277
	Key Coffee Inc.	19,193	277
^	Japan Cash Machine Co. Ltd.	19,300	276
	Konishi Co. Ltd.	16,100	276
	Yellow Hat Ltd.	14,100	276
^	CREATE SD HOLDINGS Co. Ltd.	8,106	275
^	Alpen Co. Ltd.	18,600	273
	Misawa Homes Co. Ltd.	30,800	273
	Yahagi Construction Co. Ltd.	36,400	271
	Itoki Corp.	54,400	269
	Daiichi Jitsugyo Co. Ltd.	52,000	269
^,* Kintetsu Department Store Co. Ltd.		94,000	268
	Sanyo Shokai Ltd.	113,423	267
	Tocalo Co. Ltd.	15,800	266
	Aiphone Co. Ltd.	16,900	265
	OBIC Business Consultants Ltd.	8,800	265
	Toyo Corp.	28,117	264
	Sekisui Plastics Co. Ltd.	68,000	264
	Japan Pure Chemical Co. Ltd.	12,900	263
	Wowow Inc.	6,100	263
	Nittetsu Mining Co. Ltd.	74,000	262
	Nissin Electric Co. Ltd.	44,000	261
	Vital KSK Holdings Inc.	34,000	261
	Pack Corp.	13,200	259
	Furuno Electric Co. Ltd.	25,200	259
	Maruwa Co. Ltd.	9,500	257
	Shibusawa Warehouse Co. Ltd.	87,549	256
	Kyodo Printing Co. Ltd.	76,000	255
	Tosho Co. Ltd.	10,100	255
	Tokyo Tekko Co. Ltd.	51,000	254
	Godo Steel Ltd.	158,000	254
	Denki Kogyo Co. Ltd.	57,400	254
	Okuwa Co. Ltd.	31,000	253
	Towa Bank Ltd.	307,000	252
	Toyo Securities Co. Ltd.	86,000	252
	Chiyoda Integre Co. Ltd.	13,300	249
	Oyo Corp.	17,000	249
	ASKA Pharmaceutical Co. Ltd.	23,200	248
	Artnature Inc.	23,600	247
	Mito Securities Co. Ltd.	71,000	247
	Tokushu Tokai Paper Co. Ltd.	100,000	247
	Kurimoto Ltd.	131,000	246
	Tabuchi Electric Co. Ltd.	27,500	244
	UKC Holdings Corp.	15,800	243
	Arcland Sakamoto Co. Ltd.	13,000	242

	Shinko Shoji Co. Ltd.	23,400	242
	Kinugawa Rubber Industrial Co. Ltd.	54,000	242
	Ministop Co. Ltd.	17,900	242
	Belluna Co. Ltd.	56,400	241
	Michinoku Bank Ltd.	128,000	240
	Japan Digital Laboratory Co. Ltd.	17,300	239
	Eiken Chemical Co. Ltd.	15,400	239
	Mimasu Semiconductor Industry Co. Ltd.	21,000	238
	Taihei Dengyo Kaisha Ltd.	31,000	237
	Goldcrest Co. Ltd.	15,180	237
*	Justsystems Corp.	38,300	236
^	Nippon Sharyo Ltd.	78,000	235
	Tsukuba Bank Ltd.	79,900	233
	Showa Aircraft Industry Co. Ltd.	24,000	233
	Toyo Kanetsu KK	114,000	233
	Next Co. Ltd.	27,800	232
^	OSJB Holdings Corp.	97,594	232
	Yushin Precision Equipment Co. Ltd.	12,200	232
	Kaga Electronics Co. Ltd.	18,200	231
^	Kobelco Eco-Solutions Co. Ltd.	41,000	231
^,* Maeda Kosen Co. Ltd.		24,000	230
	Maruzen Showa Unyu Co. Ltd.	68,000	229
*	Unitika Ltd.	491,000	229
	ESPEC Corp.	25,208	228
	Tosei Corp.	37,000	226
^	SMS Co. Ltd.	25,000	225
	Goldwin Inc.	40,000	225
	Yurtec Corp.	33,000	223
	Ryoden Trading Co. Ltd.	32,000	220
^	Nippon Ceramic Co. Ltd.	14,600	220
^	Happinet Corp.	19,700	220
^,* Toho Titanium Co. Ltd.		30,700	217
	Atsugi Co. Ltd.	218,000	216
	Tenma Corp.	16,300	216
	Riken Technos Corp.	58,400	215
	Optex Co. Ltd.	13,200	215
	Chuetsu Pulp & Paper Co. Ltd.	85,000	214
	Warabeya Nichiyo Co. Ltd.	12,700	212
	Achilles Corp.	165,000	212
	Idec Corp.	23,900	211
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	58,000	210
	Mie Bank Ltd.	94,104	209
	Ateam Inc.	4,900	203
^	Torishima Pump Manufacturing Co. Ltd.	27,500	202
^	Nihon Dempa Kogyo Co. Ltd.	25,310	202
	Fuso Pharmaceutical Industries Ltd.	78,000	200
	Taiho Kogyo Co. Ltd.	18,000	200
	Studio Alice Co. Ltd.	12,700	199
	Ines Corp.	26,500	198
	Nissei ASB Machine Co. Ltd.	8,400	198
	Melco Holdings Inc.	12,500	197
	Kita-Nippon Bank Ltd.	7,500	197
	Sinanen Co. Ltd.	50,000	196
	Aderans Co. Ltd.	22,009	195
	Mitsubishi Steel Manufacturing Co. Ltd.	96,000	194
*	Mitsubishi Paper Mills Ltd.	263,000	194
^	WATAMI Co. Ltd.	19,500	193

	Yomiuri Land Co. Ltd.	48,000	192
	Wood One Co. Ltd.	83,000	192
^,* SWCC Showa Holdings Co. Ltd.		229,000	191
	Mitsubishi Nichiyu Forklift Co. Ltd.	31,000	190
	Shimizu Bank Ltd.	7,700	189
	Nissin Corp.	76,000	189
	Kourakuen Corp.	13,500	188
^,* Mitsubishi Kakoki Kaisha Ltd.		50,000	188
	Kyokuyo Co. Ltd.	80,000	188
	Matsuda Sangyo Co. Ltd.	16,500	187
	Tonami Holdings Co. Ltd.	53,000	187
	Benefit One Inc.	17,600	187
	Sun Frontier Fudousan Co. Ltd.	24,000	187
	Tsukui Corp.	20,000	185
	Chukyo Bank Ltd.	105,000	184
	Asahi Organic Chemicals Industry Co. Ltd.	74,555	184
	Uchida Yoko Co. Ltd.	59,000	184
	Sankyo Seiko Co. Ltd.	45,097	182
	Nippon Kanzai Co. Ltd.	8,200	178
	Nippon Steel & Sumikin Texeng Co. Ltd.	41,000	178
^	Tatsuta Electric Wire and Cable Co. Ltd.	42,600	178
^	Zuiko Corp.	4,500	178
	Itochu-Shokuhin Co. Ltd.	5,200	177
	Toli Corp.	85,101	177
^	Osaki Electric Co. Ltd.	26,000	177
^	Hokkaido Gas Co. Ltd.	72,000	176
	Hisaka Works Ltd.	21,500	176
	France Bed Holdings Co. Ltd.	115,000	175
	Toenec Corp.	35,000	174
^	CMIC Holdings Co. Ltd.	10,200	174
	Nippon Valqua Industries Ltd.	66,000	174
	Kitagawa Iron Works Co. Ltd.	87,000	174
	Koatsu Gas Kogyo Co. Ltd.	34,000	173
^	Asahi Co. Ltd.	17,600	172
	Fujiya Co. Ltd.	105,000	172
	Mitsui High-Tec Inc.	25,500	172
	Elecom Co. Ltd.	7,500	171
	Shiroki Corp.	64,961	171
	Toho Co. Ltd.	46,000	170
	Toda Kogyo Corp.	40,000	170
	CONEXIO Corp.	18,800	169
*	Japan Radio Co. Ltd.	53,000	169
	Nippon Beet Sugar Manufacturing Co. Ltd.	97,000	169
	Toridoll.corp	11,600	168
	Meiko Network Japan Co. Ltd.	16,263	168
	Mars Engineering Corp.	9,500	168
*	Nakayama Steel Works Ltd.	245,000	168
^,* Janome Sewing Machine Co. Ltd.		145,000	168
	Sumitomo Densetsu Co. Ltd.	14,100	167
*	KNT-CT Holdings Co. Ltd.	122,000	166
	Cawachi Ltd.	10,400	166
	Krosaki Harima Corp.	80,000	165
	Nippon Carbon Co. Ltd.	80,000	163
	Mitsubishi Research Institute Inc.	6,800	163
	Weathernews Inc.	6,400	162
	Shin-Etsu Polymer Co. Ltd.	36,000	161
	Ikyu Corp.	12,300	160

	Elematec Corp.	7,300	160
	Funai Electric Co. Ltd.	13,300	160
	Tsutsumi Jewelry Co. Ltd.	7,500	160
	Paris Miki Holdings Inc.	39,400	160
	Sanshin Electronics Co. Ltd.	23,400	160
*	Kanto Denka Kogyo Co. Ltd.	32,000	152
	Mitani Sekisan Co. Ltd.	8,800	150
	KFC Holdings Japan Ltd.	8,000	149
	NDS Co. Ltd.	58,000	148
	Sinfonia Technology Co. Ltd.	93,000	147
	Daiken Corp.	65,000	147
	Dai Nippon Toryo Co. Ltd.	114,000	147
^	U-Shin Ltd.	24,500	147
	Teikoku Electric Manufacturing Co. Ltd.	13,800	144
	Hosokawa Micron Corp.	23,000	142
	Japan Vilene Co. Ltd.	27,889	142
	Yonekyu Corp.	9,100	142
^,* FDK Corp.		112,149	141
	K&O Energy Group Inc.	11,000	141
	Organo Corp.	35,000	141
	Asunaro Aoki Construction Co. Ltd.	20,700	140
	Honeys Co. Ltd.	15,690	140
	Yusen Logistics Co. Ltd.	11,600	139
	Gun-Ei Chemical Industry Co. Ltd.	48,000	139
	Arata Corp.	49,797	137
	Panasonic Industrial Devices SUNX Co. Ltd.	19,100	135
	Nippon Coke & Engineering Co. Ltd.	143,000	133
	Chori Co. Ltd.	8,200	133
	Chuo Spring Co. Ltd.	46,000	129
^	Nihon Trim Co. Ltd.	5,700	128
	Daiwa Industries Ltd.	21,000	128
	Komatsu Seiren Co. Ltd.	28,000	127
	JP-Holdings Inc.	41,000	126
	Taisei Lamick Co. Ltd.	5,200	125
	Hokkan Holdings Ltd.	49,000	125
	Takaoka Toko Co. Ltd.	8,400	124
	Takiron Co. Ltd.	28,000	124
	Nippon Chemiphar Co. Ltd.	26,000	124
	Parco Co. Ltd.	14,400	123
	Nippon Parking Development Co. Ltd.	114,200	122
	Mitsui Matsushima Co. Ltd.	115,000	122
	Corona Corp. Class A	12,200	121
	Yushiro Chemical Industry Co. Ltd.	7,700	120
	Pronexus Inc.	18,735	119
	Okura Industrial Co. Ltd.	40,000	118
	Dunlop Sports Co. Ltd.	10,600	117
	Iwasaki Electric Co. Ltd.	59,000	116
	Nice Holdings Inc.	72,000	116
	Rock Field Co. Ltd.	6,434	115
	Kitano Construction Corp.	38,000	114
	GCA Savvian Corp.	11,300	114
	Cleanup Corp.	15,100	112
	Ohara Inc.	23,270	111
	Seika Corp.	45,000	111
	Arakawa Chemical Industries Ltd.	10,700	109
	Axell Corp.	7,600	107
	Maruetsu Inc.	25,000	107

	Fuji Oil Co. Ltd.	35,900	107
	Hioki EE Corp.	7,100	107
	Shinwa Co. Ltd.	9,300	107
	Maezawa Kasei Industries Co. Ltd.	9,600	106
	Kanematsu Electronics Ltd.	7,000	105
	Matsuya Foods Co. Ltd.	5,000	105
	CHIMNEY Co. Ltd.	5,500	104
	Japan Transcity Corp.	32,192	103
	Open House Co. Ltd.	6,000	103
	Kanaden Corp.	15,000	101
	Kamei Corp.	15,000	99
	Gakken Holdings Co. Ltd.	47,000	99
^	Toko Inc.	37,000	99
	Tokyo Rakutenchi Co. Ltd.	23,000	97
	Gecoss Corp.	7,300	97
	CAC Holdings Corp.	10,000	96
	T RAD Co. Ltd.	47,000	96
	Kyosan Electric Manufacturing Co. Ltd.	29,000	92
	Rhythm Watch Co. Ltd.	66,000	91
	Advan Co. Ltd.	8,000	90
^,* Shin Nippon Biomedical Laboratories Ltd.		12,900	88
	Future Architect Inc.	15,900	87
	Sanoh Industrial Co. Ltd.	13,800	87
	Tokyo Energy & Systems Inc.	12,000	86
*	Nissen Holdings Co. Ltd.	33,000	85
	Nihon Yamamura Glass Co. Ltd.	59,000	85
^,* Sanix Inc.		26,300	84
	Dai-ichi Seiko Co. Ltd.	4,600	84
	Tomoku Co. Ltd.	35,000	84
	Airport Facilities Co. Ltd.	14,000	82
	Onoken Co. Ltd.	10,000	82
	Fuji Electronics Co. Ltd.	6,700	81
^	Endo Lighting Corp.	7,100	80
	Information Services International-Dentsu Ltd.	8,000	78
	Fujikura Kasei Co. Ltd.	16,000	78
	Uniden Corp.	41,000	78
^	Tosho Printing Co. Ltd.	28,000	76
^	ValueCommerce Co. Ltd.	17,000	76
	Daisyo Corp.	6,000	76
	Zuken Inc.	7,600	76
	NEC Capital Solutions Ltd.	5,000	75
	Mory Industries Inc.	21,000	74
	Fujitsu Frontech Ltd.	6,400	73
	Maezawa Kyuso Industries Co. Ltd.	5,900	73
^,* Livesense Inc.		12,000	73
	CMK Corp.	25,700	73
	NIFTY Corp.	6,500	73
	Hakuto Co. Ltd.	7,000	72
	Chugai Ro Co. Ltd.	31,000	72
	Mitsui Home Co. Ltd.	17,000	72
	Stella Chemifa Corp.	6,200	68
	Hodogaya Chemical Co. Ltd.	42,000	68
	Ichikoh Industries Ltd.	32,000	66
	ST Corp.	7,500	65
	Takihyo Co. Ltd.	18,000	63
^,* Yamada SxL Home Co. Ltd.		81,000	61
	Aichi Corp.	12,200	59

Oenon Holdings Inc.	32,000	59
Best Denki Co. Ltd.	46,000	58
Olympic Group Corp.	7,800	56
Cybozu Inc.	17,600	53
Alpha Systems Inc.	4,000	53
Daidoh Ltd.	12,000	52
Noritsu Koki Co. Ltd.	9,600	52
Shoko Co. Ltd.	37,000	52
Shimojima Co. Ltd.	5,600	51
Kinki Sharyo Co. Ltd.	18,000	50
Aeon Fantasy Co. Ltd.	3,600	48
Pasona Group Inc.	8,400	48
Pocket Card Co. Ltd.	10,600	47
Sumitomo Precision Products Co. Ltd.	11,000	47
Daikoku Denki Co. Ltd.	2,900	46
Tokyo Electron Device Ltd.	3,500	45
Right On Co. Ltd.	7,000	44
Toa Oil Co. Ltd.	33,000	41
Kojima Co. Ltd.	15,100	40
Inaba Seisakusho Co. Ltd.	3,500	40
Panasonic Information Systems	1,400	35
Mr Max Corp.	13,200	32
^,* Daiichi Chuo KK	75,000	30
Nippon Kasei Chemical Co. Ltd.	21,000	25
Japan Aviation Electronics Industry Ltd.	1	—
		360,155
Malaysia (1.1%)
Dialog Group Bhd.	4,758,262	2,119
Genting Plantations Bhd.	395,473	1,108
Bursa Malaysia Bhd.	384,136	866
HAP Seng Consolidated Bhd.	696,700	846
Top Glove Corp. Bhd.	530,079	729
Cahya Mata Sarawak Bhd.	618,900	715
Hartalega Holdings Bhd.	338,800	708
Westports Holdings Bhd.	720,900	695
BIMB Holdings Bhd.	611,440	692
Magnum Bhd.	833,344	640
KPJ Healthcare Bhd.	591,510	639
Media Prima Bhd.	1,240,717	638
Mah Sing Group Bhd.	1,206,192	633
Sunway Bhd.	659,200	604
Malaysia Building Society Bhd.	989,500	577
Carlsberg Brewery Malaysia Bhd.	177,800	575
TSH Resources Bhd.	930,000	574
QL Resources Bhd.	563,340	542
Eastern & Oriental Bhd.	850,190	535
Pos Malaysia Bhd.	400,500	517
Kulim Malaysia Bhd.	604,536	506
* TIME dotCom Bhd.	336,200	501
Kossan Rubber Industries	336,000	482
DRB-Hicom Bhd.	961,727	473
CapitaMalls Malaysia Trust	1,103,100	438
IJM Land Bhd.	418,400	411
Pavilion REIT	958,800	410
Axis REIT	401,300	396
OSK Holdings Bhd.	739,381	394
WCT Holdings Bhd.	855,822	376

UMW Oil & Gas Corp. Bhd.	505,200	376
* Yinson Holdings Bhd.	442,100	345
Berjaya Corp. Bhd.	3,087,971	344
Malaysian Resources Corp. Bhd.	911,569	338
Jaya Tiasa Holdings Bhd.	647,900	330
Gas Malaysia Bhd.	372,700	319
IGB Corp. Bhd.	425,700	310
* MPHB Capital Bhd.	507,700	298
Supermax Corp. Bhd.	454,850	282
Keck Seng Malaysia Bhd.	190,000	275
CB Industrial Product Holding Bhd.	472,200	272
TA Enterprise Bhd.	1,259,500	258
* KNM Group Bhd.	1,495,469	244
* Coastal Contracts Bhd.	300,000	241
Dayang Enterprise Holdings Bhd.	294,800	221
Unisem M Bhd.	394,680	220
Datasonic Group Bhd.	639,800	205
Muhibbah Engineering M Bhd.	374,100	195
Perdana Petroleum Bhd.	614,756	192
* Puncak Niaga Holdings Bhd.	252,500	183
* Mulpha International Bhd.	1,519,700	148
* AirAsia X Bhd.	801,800	145
Malaysian Bulk Carriers Bhd.	370,500	145
Wah Seong Corp. Bhd.	397,932	142
Mudajaya Group Bhd.	269,500	120
* Perisai Petroleum Teknologi Bhd.	904,200	117
* Scomi Group Bhd.	1,394,300	90
* Lion Industries Corp. Bhd.	425,900	57
* Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	22,560	21
* BIMB Holdings Bhd. Warrants Exp. 12/04/2023	154,640	20
* Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	253,023	14
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	25,250	12
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	131,268	12
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	78,700	11
* KNM Group Bhd. Warrants Exp. 11/15/2017	178,323	10
* Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	46,729	10
* WCT Holdings Bhd. Warrants Exp. 12/11/2017	82,009	6
* WCT Holdings Bhd. Warrants Exp. 03/10/2016	73,268	4
		25,871
Mexico (0.6%)
Mexico Real Estate Management SA de CV	1,024,188	1,686
* Alsea SAB de CV	625,820	1,675
Bolsa Mexicana de Valores SAB de CV	753,404	1,247
PLA Administradora Industrial S de RL de CV	541,611	1,160
Grupo Aeroportuario del Centro Norte Sab de CV Class B	249,444	1,144
Corp Inmobiliaria Vesta SAB de CV	568,000	1,098
* Grupo Aeromexico SAB de CV	600,700	896
* TV Azteca SAB de CV	2,176,722	863
Prologis Property Mexico SA de CV	393,175	766
Concentradora Fibra Hotelera Mexicana SA de CV	550,184	733
* Empresas ICA SAB de CV	690,000	717
Grupo Financiero Interacciones SA de CV	98,391	660
* Megacable Holdings SAB de CV	132,397	483
* Qualitas Controladora SAB de CV	210,076	417
* Consorcio ARA SAB de CV	898,210	387
* Banregio Grupo Financiero SAB de CV	62,261	322
* Grupo Herdez SAB de CV	120,975	278

	Organizacion Cultiba SAB de CV	225,228	270
*	Grupo Simec SAB de CV Class B	84,915	238
*	Corp GEO SAB de CV	412,100	46
*	Urbi Desarrollos Urbanos SAB de CV	313,585	33
			15,119
Netherlands (1.5%)
	Delta Lloyd NV	233,700	4,415
	Nutreco NV	84,388	4,298
	Aalberts Industries NV	115,120	3,316
	Wereldhave NV	44,179	3,179
	ASM International NV	61,366	2,504
	Arcadis NV	76,781	2,324
	Eurocommercial Properties NV	52,049	2,317
*	PostNL NV	538,167	1,947
*	APERAM SA	59,784	1,552
	TKH Group NV	47,157	1,466
	Corbion NV	77,680	1,287
	Vastned Retail NV	25,335	1,256
	USG People NV	86,951	1,002
*	TomTom NV	133,803	879
	Koninklijke BAM Groep NV	263,062	790
	BinckBank NV	91,565	752
	NSI NV	159,159	712
	Koninklijke Ten Cate NV	29,943	663
^,* Royal Imtech NV		135,766	626
*	Grontmij	106,050	425
*	Brunel International NV	25,898	420
	Wessanen	56,729	362
	Accell Group	23,543	359
^,* SNS REAAL NV		96,364	—
			36,851
New Zealand (0.6%)
	Mighty River Power Ltd.	933,904	2,280
	Trade Me Group Ltd.	489,785	1,291
	Infratil Ltd.	513,450	1,179
	Z Energy Ltd.	318,745	1,145
	Goodman Property Trust	1,242,283	1,065
*	Genesis Energy Ltd.	587,434	955
*	Chorus Ltd.	455,648	876
	Argosy Property Ltd.	1,039,746	858
	Freightways Ltd.	183,197	796
	Precinct Properties New Zealand Ltd.	770,567	694
	Ebos Group Ltd.	90,458	621
	Summerset Group Holdings Ltd.	242,312	546
	Nuplex Industries Ltd.	219,747	476
	Metlifecare Ltd.	128,375	448
	TOWER Ltd.	217,320	357
^	Kathmandu Holdings Ltd.	237,620	347
	Vital Healthcare Property Trust	240,827	286
^	New Zealand Oil & Gas Ltd.	510,153	238
*	Synlait Milk Ltd.	89,207	220
^,* a2 Milk Co. Ltd.		468,164	183
			14,861
Norway (1.0%)
^	TGS Nopec Geophysical Co. ASA	125,130	2,902
^,* DNO ASA		1,259,077	2,774

*	Storebrand ASA	546,032	1,651
^	Opera Software ASA	123,034	1,630
^	Petroleum Geo-Services ASA	282,347	1,535
^,* Nordic Semiconductor ASA		206,907	1,429
	Atea ASA	120,888	1,343
	SpareBank 1 SMN	168,426	1,194
	Salmar ASA	63,252	977
	SpareBank 1 SR-Bank ASA	125,743	790
	Aker ASA	33,336	712
^,* REC Silicon ASA		3,017,025	644
^	Prosafe SE	240,267	642
^,* Det Norske Oljeselskap ASA		149,188	623
	Leroy Seafood Group ASA	17,417	611
2	BW LPG Ltd.	83,862	518
*	Norwegian Property ASA	362,548	488
	BW Offshore Ltd.	460,983	443
	Austevoll Seafood ASA	72,494	423
	Wilh Wilhelmsen ASA	74,712	417
^,* Norwegian Air Shuttle ASA		10,232	402
	Stolt-Nielsen Ltd.	25,276	399
^	Fred Olsen Energy ASA	33,269	279
^	Golden Ocean Group Ltd.	425,904	263
	Kvaerner ASA	136,524	159
*	Archer Ltd.	346,087	137
^	Odfjell Drilling Ltd.	58,856	68
			23,453
Philippines (0.7%)
	Megaworld Corp.	13,902,454	1,630
	Metro Pacific Investments Corp.	12,839,666	1,503
	Security Bank Corp.	409,041	1,407
	Robinsons Land Corp.	1,965,531	1,237
*	Semirara Mining and Power Corp. Class A	369,344	1,229
	Puregold Price Club Inc.	1,159,700	1,102
*	Philippine National Bank	493,212	940
	Robinsons Retail Holdings Inc.	515,350	925
	Cosco Capital Inc.	4,362,900	887
	First Gen Corp.	1,201,630	847
	Manila Water Co. Inc.	909,785	668
	Vista Land & Lifescapes Inc.	4,243,300	662
	Nickel Asia Corp.	1,048,404	645
	Filinvest Land Inc.	14,538,400	553
	Rizal Commercial Banking Corp.	496,100	535
*	Melco Crown Philippines Resorts Corp.	1,967,600	530
	First Philippine Holdings Corp.	228,330	511
	Belle Corp.	4,643,600	483
	Philex Mining Corp.	2,046,281	392
	Cebu Air Inc.	162,410	349
	Lopez Holdings Corp.	1,853,100	312
	Atlas Consolidated Mining & Development	853,100	182
			17,529
Poland (0.4%)
	Asseco Poland SA	102,269	1,515
	CCC SA	28,094	1,166
^	Lubelski Wegiel Bogdanka SA	42,786	1,123
*	TVN SA	184,754	882
^	Netia SA	503,346	812

^,* Grupa Lotos SA		120,187	790
*	PKP Cargo SA	32,432	783
^,* Kernel Holding SA		63,147	530
	Budimex SA	10,916	455
	Warsaw Stock Exchange	31,797	397
	Ciech SA	29,620	396
^,* Globe Trade Centre SA		295,209	383
*	Fabryki Mebli Forte SA	21,682	309
*	CD Projekt SA	64,865	283
*	Integer.pl SA	4,450	201
*	Boryszew SA	127,777	198
^,* Getin Holding SA		353,234	187
*	Agora SA	23,686	58
			10,468
Portugal (0.3%)
*	CTT-Correios de Portugal SA	152,028	1,600
	NOS SGPS	211,043	1,340
	Sonae SGPS SA	1,022,861	1,339
	Portucel SA	287,315	1,159
	Semapa-Sociedade de Investimento e Gestao	59,596	698
	Altri SGPS SA	159,956	554
	REN - Redes Energeticas Nacionais SGPS SA	153,218	434
^,* Banco BPI SA		422,059	396
	Mota-Engil SGPS SA	84,094	257
*	Banco Comercial Portugues SA	1	—
			7,777
Russia (0.1%)
	PIK Group	224,880	620
	PIK Group GDR	196,043	534
	Acron JSC	9,423	326
	M Video OJSC	81,240	164
	TGK-1 OAO	762,600,000	46
*	OGK-2 OAO	18,997,639	44
			1,734
Singapore (1.9%)
	Mapletree Commercial Trust	1,696,000	1,899
	Mapletree Greater China Commercial Trust	2,493,812	1,876
	SATS Ltd.	852,729	1,864
	Keppel REIT	1,967,547	1,795
	Mapletree Industrial Trust	1,519,000	1,716
	Mapletree Logistics Trust	1,878,578	1,665
	Fortune REIT	1,483,000	1,661
^	Ezion Holdings Ltd.	1,666,612	1,563
	United Engineers Ltd.	628,000	1,409
^	Asian Pay Television Trust	1,923,000	1,292
	CDL Hospitality Trusts	929,066	1,235
	Starhill Global REIT	1,865,108	1,144
	Raffles Medical Group Ltd.	345,728	1,013
	Ascott Residence Trust	1,076,021	1,005
	Frasers Centrepoint Trust	656,210	1,002
	Parkway Life REIT	540,485	971
	AIMS AMP Capital Industrial REIT	855,795	930
	First Resources Ltd.	628,629	863
	Cambridge Industrial Trust	1,710,260	860
	Cache Logistics Trust	939,241	822
	Silverlake Axis Ltd.	771,384	745

	CapitaRetail China Trust	584,060	739
	United Envirotech Ltd.	603,932	724
2	ARA Asset Management Ltd.	552,210	692
	Far East Hospitality Trust	1,040,000	649
*	Biosensors International Group Ltd.	1,361,902	649
	Frasers Commercial Trust	586,200	642
^,* China Animal Healthcare Ltd.		950,392	639
	Lippo Malls Indonesia Retail Trust	2,311,000	607
^,* SIIC Environment Holdings Ltd.		5,684,156	591
	First REIT	573,000	557
^	Hyflux Ltd.	776,286	546
*	Accordia Golf Trust	948,616	540
^,* Yoma Strategic Holdings Ltd.		1,307,999	521
	Religare Health Trust	669,000	509
	Ascendas Hospitality Trust	1,003,000	507
^	OUE Hospitality Trust	720,166	498
^	Super Group Ltd.	602,808	494
^	OUE Ltd.	301,000	489
	Ascendas India Trust	718,662	454
	Sabana Shari'ah Compliant Industrial REIT	658,000	445
^	SPH REIT	556,000	433
^	Croesus Retail Trust	595,000	415
	Ho Bee Land Ltd.	245,635	376
	Soilbuild Business Space REIT	616,000	355
	OSIM International Ltd.	235,080	336
	Hi-P International Ltd.	642,000	335
	Ezra Holdings Ltd.	844,378	330
^	China Everbright Water Ltd.	375,000	314
^	Fortune REIT	276,589	305
	GuocoLeisure Ltd.	415,000	292
	Boustead Singapore Ltd.	214,000	285
^	Raffles Education Corp. Ltd.	1,110,839	271
	Bumitama Agri Ltd.	356,000	264
^	Midas Holdings Ltd.	978,847	245
	Perennial Real Estate Holdings Ltd.	300,383	235
^,* Tiger Airways Holdings Ltd.		942,936	234
^,* Gallant Venture Ltd.		1,115,679	201
^,* Vard Holdings Ltd.		508,000	189
	CSE Global Ltd.	398,759	172
	Tat Hong Holdings Ltd.	244,000	133
^,* Ying Li International Real Estate Ltd.		717,000	132
	Hong Leong Asia Ltd.	123,000	131
	China Fishery Group Ltd.	604,729	129
	Keppel Telecommunications & Transportation Ltd.	96,420	124
	GMG Global Ltd.	2,444,000	115
^	Swiber Holdings Ltd.	679,500	96
*	China Hongxing Sports Ltd.	831,000	35
^,* Blumont Group Ltd.		1,521,354	20
^,* LionGold Corp. Ltd.		799,391	11
*	China Milk Products Group Ltd.	140,000	—
			45,335
South Africa (0.5%)
	EOH Holdings Ltd.	132,042	1,366
	SA Corporate Real Estate Fund Nominees Pty Ltd.	3,011,086	1,347
	Emira Property Fund	678,014	1,121
*	Super Group Ltd.	362,569	1,066
	Famous Brands Ltd.	82,655	785

	Lewis Group Ltd.	99,406	775
	Astral Foods Ltd.	40,656	686
	Mpact Ltd.	206,006	629
	Metair Investments Ltd.	188,859	526
	City Lodge Hotels Ltd.	38,979	422
	Adcorp Holdings Ltd.	135,922	386
*	Peregrine Holdings Ltd.	175,142	365
	Blue Label Telecoms Ltd.	475,055	345
	Cashbuild Ltd.	17,551	280
	Raubex Group Ltd.	149,828	262
	Oceana Group Ltd.	24,608	227
	Clover Industries Ltd.	132,036	215
	Group Five Ltd.	89,709	203
	Invicta Holdings Ltd.	25,501	166
*	Pinnacle Holdings Ltd.	176,819	165
*	Eqstra Holdings Ltd.	504,428	137
	Merafe Resources Ltd.	1,222,650	97
	DRDGOLD Ltd.	257,096	59
*	Ellies Holdings Ltd.	186,671	22
*	Invicta Holdings Ltd Rights Exp. 02/13/2015	11,222	7
*	Great Basin Gold Ltd.	345,634	1
			11,660
South Korea (3.7%)
	Korea Aerospace Industries Ltd.	59,603	2,536
^	Hanssem Co. Ltd.	17,327	2,432
^	Youngone Corp.	36,970	1,896
	Medy-Tox Inc.	5,262	1,768
*	Kumho Tire Co. Inc.	181,504	1,606
^,* Com2uSCorp		9,452	1,524
*	LG Innotek Co. Ltd.	16,213	1,437
^	Eo Technics Co. Ltd.	9,998	1,170
	Hyundai Greenfood Co. Ltd.	73,079	1,153
^	SK Chemicals Co. Ltd.	20,359	1,132
	LIG Insurance Co. Ltd.	51,280	1,075
^	Korean Reinsurance Co.	115,526	1,074
	LS Industrial Systems Co. Ltd.	19,078	1,052
^	LG International Corp.	30,817	1,030
^	Fila Korea Ltd.	10,237	1,025
^,* Gamevil Inc.		5,616	937
*	Hanjin Kal Corp.	31,439	931
	Daesang Corp.	25,030	868
	Young Poong Corp.	666	863
	Hanjin Transportation Co. Ltd.	14,672	850
^	CJ CGV Co. Ltd.	15,220	846
	Kolon Industries Inc.	19,935	846
	KEPCO Plant Service & Engineering Co. Ltd.	10,454	842
	Ottogi Corp.	1,620	841
^	Hana Tour Service Inc.	10,711	834
	Dongsuh Co. Inc.	39,112	827
^	Grand Korea Leisure Co. Ltd.	22,446	817
^	Korea Kolmar Co. Ltd.	15,548	816
^,* Wonik IPS Co. Ltd.		65,519	801
	Green Cross Corp.	6,240	791
*	CJ E&M Corp.	22,596	783
*	Asiana Airlines Inc.	99,048	782
*	Ssangyong Cement Industrial Co. Ltd.	57,099	781
	Hyundai Home Shopping Network Corp.	6,956	761

	GS Home Shopping Inc.	3,910	754
^	Seoul Semiconductor Co. Ltd.	42,279	748
^	KIWOOM Securities Co. Ltd.	13,686	728
	Taekwang Industrial Co. Ltd.	702	722
^	iMarketKorea Inc.	28,575	713
^,* Naturalendo Tech Co. Ltd.		14,965	709
	Meritz Securities Co. Ltd.	201,910	707
	CJ O Shopping Co. Ltd.	3,465	701
^,* Hanmi Pharm Co. Ltd.		7,582	675
	Hanil Cement Co. Ltd.	4,372	658
^	JB Financial Group Co. Ltd.	123,077	654
*	Cosmax Inc.	6,603	653
^	LOTTE Himart Co. Ltd.	13,207	650
	Hansae Co. Ltd.	18,130	629
	Hankook Tire Worldwide Co. Ltd.	27,390	628
^,* ViroMed Co. Ltd.		13,067	623
^,* SM Entertainment Co.		18,698	623
^	Partron Co. Ltd.	54,782	619
	Huchems Fine Chemical Corp.	25,188	608
	Korea Electric Terminal Co. Ltd.	10,270	606
	Green Cross Holdings Corp.	30,320	605
	Meritz Fire & Marine Insurance Co. Ltd.	54,380	605
	Youngone Holdings Co. Ltd.	7,341	601
*	Hyundai Elevator Co. Ltd.	10,132	601
*	SK Broadband Co. Ltd.	155,027	600
^,* Muhak Co. Ltd.		17,187	582
	Samyang Holdings Corp.	6,760	581
^,* LG Life Sciences Ltd.		13,273	566
^	LF Corp.	19,454	557
	Kwang Dong Pharmaceutical Co. Ltd.	54,020	539
*	Osstem Implant Co. Ltd.	13,349	538
^	Nexen Tire Corp.	36,910	524
^	YG Entertainment Inc.	12,127	524
	Samchully Co. Ltd.	3,906	491
	Chong Kun Dang Pharmaceutical Corp.	9,454	481
^,* Chabiotech Co. Ltd.		37,424	480
^	Kolao Holdings	31,053	479
^	Binggrae Co. Ltd.	7,021	476
^,* Seegene Inc.		15,644	466
^	Dongwon Industries Co. Ltd.	1,566	463
	Lotte Food Co. Ltd.	809	458
	SFA Engineering Corp.	10,783	453
^,* GemVax & Kael Co. Ltd.		27,818	434
	Daeduck Electronics Co.	50,782	430
^	Yuanta Securities Korea	118,630	429
	Dong-A ST Co. Ltd.	5,300	427
	Sungwoo Hitech Co. Ltd.	38,238	422
	Poongsan Corp.	20,198	418
^	KONA I Co. Ltd.	13,390	417
^,* WeMade Entertainment Co. Ltd.		9,714	416
^,* Ssangyong Motor Co.		48,980	411
	Bukwang Pharmaceutical Co. Ltd.	21,667	404
^	Interpark Corp.	48,320	403
^	Handsome Co. Ltd.	14,288	401
	Seah Besteel Corp.	13,433	391
*	Cuckoo Electronics Co. Ltd.	2,351	388
	Golfzon Co. Ltd.	16,818	383

^	Ilyang Pharmaceutical Co. Ltd.	14,838	382
	Tongyang Life Insurance	38,060	382
^	GS Retail Co. Ltd.	15,980	380
	Hyundai Corp.	15,080	376
^	Hyundai Rotem Co. Ltd.	24,592	373
	Namyang Dairy Products Co. Ltd.	544	359
	E1 Corp.	6,216	359
^	Soulbrain Co. Ltd.	10,706	355
	Meritz Financial Group Inc.	39,478	350
	OCI Materials Co. Ltd.	5,853	344
	Hancom Inc.	18,122	335
	Dong-A Socio Holdings Co. Ltd.	2,916	334
^,* Medipost Co. Ltd.		7,742	333
	S&T Motiv Co. Ltd.	8,240	333
	Daishin Securities Co. Ltd.	39,490	330
	Daou Technology Inc.	24,310	324
^,* Komipharm International Co. Ltd.		38,827	320
^,* Hanmi Science Co. ltd		23,273	319
	POSCO Chemtech Co. Ltd.	2,547	315
^	Ahnlab Inc.	7,419	305
^,* Toray Chemical Korea Inc.		23,640	305
*	Hansol Paper Co. Ltd.	16,959	303
^,* Korea Line Corp.		15,081	302
^	Posco ICT Co. Ltd.	59,591	298
	SL Corp.	18,280	295
	Hankook Shell Oil Co. Ltd.	642	293
	Daewoong Pharmaceutical Co. Ltd.	5,084	287
	Dongkuk Steel Mill Co. Ltd.	55,771	284
	SBS Media Holdings Co. Ltd.	69,400	284
*	Hanwha General Insurance Co. Ltd.	72,735	279
^,* Neowiz Games Corp.		13,715	278
^,* Hansol Technics Co. Ltd.		22,339	277
*	Seobu T&D	17,796	275
^,* Pan Ocean Co. Ltd.		115,268	271
	Sindoh Co. Ltd.	4,070	266
*	SK Securities Co. Ltd.	309,400	264
^	Maeil Dairy Industry Co. Ltd.	8,952	263
^	MegaStudy Co. Ltd.	4,643	253
^,* Eusu Holdings Co. Ltd.		25,060	252
^,* Lumens Co. Ltd.		41,878	249
	CJ Hellovision Co. Ltd.	29,970	248
	Namhae Chemical Corp.	30,040	241
^	Sung Kwang Bend Co. Ltd.	19,985	241
	SeAH Steel Corp.	3,441	240
	S&T Dynamics Co. Ltd.	25,783	236
^	Able C&C Co. Ltd.	11,117	222
	KT Skylife Co. Ltd.	14,950	221
^	Cosmax BTI Inc	5,202	220
	Silicon Works Co. Ltd.	8,072	213
	SK Gas Ltd.	2,705	212
*	Taeyoung Engineering & Construction Co. Ltd.	47,440	210
	Humax Co. Ltd.	13,919	208
^,* Hanjin Heavy Industries & Construction Co. Ltd.		58,512	207
*	Kwangju Bank	25,433	207
^,* Doosan Engine Co. Ltd.		28,930	207
	DuzonBIzon Co. Ltd.	20,360	207
	Sam Young Electronics Co. Ltd.	18,620	204

	Hansol Holdings Co. Ltd.	27,780	200
*	Green Cross Cell Corp.	7,374	200
	Kyobo Securities Co. Ltd.	22,141	197
*	Hanil E-Hwa Co. Ltd.	17,568	193
^	Agabang&Company	27,513	190
	Daekyo Co. Ltd.	29,480	187
	Chongkundang Holdings Corp.	3,425	185
^	Lock&Lock Co. Ltd.	18,759	178
	Kumho Electric Co. Ltd.	8,710	177
	Daeduck GDS Co. Ltd.	14,590	168
	Daishin Securities Co. Ltd. Preference Shares	27,330	156
*	Hanwha Investment & Securities Co. Ltd.	41,895	152
	Dae Han Flour Mills Co. Ltd.	990	150
	KISCO Corp.	5,076	148
^,* STS Semiconductor & Telecommunications		37,506	142
^,* NEPES Corp.		16,272	140
*	Woongjin Thinkbig Co. Ltd.	19,788	136
*	Taewoong Co. Ltd.	9,801	134
^,* Foosung Co. Ltd.		47,710	132
^,* TK Corp.		13,654	131
^,* Dongbu HiTek Co. Ltd.		27,650	126
^,* China Ocean Resources Co. Ltd.		27,290	120
	Youlchon Chemical Co. Ltd.	12,100	119
^,* Jusung Engineering Co. Ltd.		32,335	118
^,* 3S Korea Co. Ltd.		35,930	114
	INTOPS Co. Ltd.	6,332	106
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	16,877	105
	Seoyeon Co. Ltd.	8,051	103
*	Interflex Co. Ltd.	5,636	97
^,* Pharmicell Co. Ltd.		33,200	97
^,* KTB Investment & Securities Co. Ltd.		56,860	96
	DY Corp.	15,761	96
	Hitejinro Holdings Co. Ltd.	9,000	95
*	Eugene Investment & Securities Co. Ltd.	49,071	93
^,* Taihan Electric Wire Co. Ltd.		78,662	86
*	DY POWER Corp.	8,438	84
*	ICD Co. Ltd.	11,667	81
	Iljin Display Co. Ltd.	12,970	78
	Dongbu Securities Co. Ltd.	21,320	78
^,* Woongjin Energy Co. Ltd.		53,690	77
^,* Capro Corp.		24,640	76
^,* Duksan Hi-Metal Co. Ltd.		7,160	73
*	Shinsung Solar Energy Co. Ltd.	62,650	73
	Samyang Corp.	1,170	73
	Kolon Corp.	3,490	72
*	Insun ENT Co. Ltd.	16,455	65
^,* SK Communications Co. Ltd.		9,340	63
*	Melfas Inc.	12,837	61
^,* CNK International Co. Ltd.		35,374	56
^,* STX Engine Co. Ltd.		16,747	54
^	EG Corp.	3,452	53
^,* CUROCOM Co. Ltd.		52,753	53
	Woori Investment & Securities Co. Ltd.	4,941	50
*	Dongbu Steel Co. Ltd.	25,318	37
*	Zyle Motor Sales Corp.	3,992	5
*	Daewoo Industrial Development Co. Ltd.	2,856	3
*	Tera Resource Co. Ltd.	42,004	2

*	SSCP Co. Ltd.	20,873	1
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			91,344
Spain (1.7%)
	Bolsas y Mercados Espanoles SA	97,062	3,990
*	Jazztel plc	258,256	3,659
	Viscofan SA	58,628	3,392
*	Gamesa Corp. Tecnologica SA	267,396	2,644
*	Fomento de Construcciones y Contratas SA	162,151	2,007
^,* Abengoa SA		644,759	1,905
	Ebro Foods SA	107,626	1,831
*	Merlin Properties Socimi SA	149,928	1,798
	Grupo Catalana Occidente SA	55,520	1,587
	Indra Sistemas SA	149,975	1,532
	Tecnicas Reunidas SA	38,598	1,501
	Prosegur Cia de Seguridad SA	257,220	1,431
*	Almirall SA	79,655	1,390
*	Inmobiliaria Colonial SA	1,981,136	1,342
^	Obrascon Huarte Lain SA	51,418	1,188
^	Melia Hotels International SA	96,628	1,110
*	NH Hotel Group SA	217,670	1,075
*	Applus Services SA	94,854	992
	Atresmedia Corp. de Medios de Comunicacion SA	62,903	924
	Construcciones y Auxiliar de Ferrocarriles SA	2,467	829
*	Cia de Distribucion Integral Logista Holdings SAU	44,561	817
*	Zeltia SA	216,736	738
*	Liberbank SA	1,031,674	727
*	Sacyr SA	191,621	709
	CIE Automotive SA	46,796	674
*	Faes Farma SA	300,252	611
^,* Promotora de Informaciones SA		1,751,651	464
	Ence Energia y Celulosa S.A	135,001	404
	Duro Felguera SA	71,726	288
	Papeles y Cartones de Europa SA	38,501	185
	Tubos Reunidos SA	96,966	174
*	Deoleo SA	365,266	165
	Tubacex SA	51,058	149
*	Abengoa SA	43,869	140
^,* Realia Business SA		92,502	64
^,* Caja de Ahorros del Mediterraneo		42,306	—
^,* Let's GOWEX SA		31,105	—
*	Pescanova SA	10,066	—
			42,436
Sweden (2.6%)
	ICA Gruppen AB	93,617	3,597
	NCC AB Class B	102,511	3,315
	Castellum AB	200,928	3,159
	Hexpol AB	30,038	3,014
	BillerudKorsnas AB	188,550	2,862
	Fabege AB	169,463	2,313
	Loomis AB Class B	76,548	2,265
	Wallenstam AB	128,670	2,130
*	Swedish Orphan Biovitrum AB	196,420	2,059
	JM AB	60,640	1,996
	Axfood AB	32,723	1,986
	Nibe Industrier AB Class B	73,330	1,863

	Hufvudstaden AB Class A	141,913	1,859
*	Betsson AB	49,042	1,838
	Kungsleden AB	223,240	1,710
	AAK AB	31,169	1,693
	Wihlborgs Fastigheter AB	86,095	1,685
*	Fastighets AB Balder	113,574	1,642
	Indutrade AB	39,397	1,604
	Peab AB	197,502	1,420
^,* SSAB AB Class A		286,294	1,390
	L E Lundbergforetagen AB Class B	31,684	1,386
^	Axis Communications AB	48,629	1,302
	Saab AB Class B	52,069	1,267
	Intrum Justitia AB	46,435	1,236
	Avanza Bank Holding AB	34,262	1,130
*	AF AB	72,752	1,115
*	SSAB AB Class B	221,502	953
*	Com Hem Holding AB	121,053	936
	Sanitec Oyj	75,185	861
	Nobia AB	81,656	708
*	Hemfosa Fastigheter AB	32,522	698
	Klovern AB Preference Shares	17,247	696
	Concentric AB	51,290	655
*	Lindab International AB	76,177	631
	Haldex AB	46,388	626
	Clas Ohlson AB	28,293	437
*	Klovern AB	424,945	424
	Bure Equity AB	84,020	393
*	Investment AB Oresund	17,885	357
*	Qliro Group AB	172,445	333
*	Rezidor Hotel Group AB	87,970	330
^,* SAS AB		161,460	323
	SkiStar AB	30,187	308
	Fastighets AB Balder Preference Shares	6,516	285
	Mekonomen AB	11,452	269
	Sagax AB Preference Shares	59,698	267
	Nordnet AB	79,360	266
	NCC AB Class A	3,950	128
	KappAhl AB	21,651	109
^,* Active Biotech AB		47,083	104
^,* Eniro AB		113,129	70
*	Klovern AB	42,494	44
			64,047
Switzerland (2.7%)
	BB Biotech AG	13,961	3,947
	Helvetia Holding AG	7,308	3,728
	Georg Fischer AG	5,028	3,015
*	ams AG	68,972	2,700
	Flughafen Zuerich AG	3,899	2,654
	Logitech International SA	173,705	2,554
	OC Oerlikon Corp. AG	211,949	2,411
	Kaba Holding AG Class B	4,670	2,347
	Straumann Holding AG	9,717	2,195
^	Panalpina Welttransport Holding AG	17,246	2,112
	Bucher Industries AG	7,705	1,890
	Mobimo Holding AG	8,115	1,874
	Allreal Holding AG	11,849	1,863
	Forbo Holding AG	1,684	1,628

	Valiant Holding AG	19,761	1,613
	Temenos Group AG	48,731	1,483
*	Cembra Money Bank AG	24,306	1,479
	Tecan Group AG	13,721	1,385
	Belimo Holding AG	588	1,361
	Vontobel Holding AG	39,122	1,308
	Leonteq AG	5,770	1,273
	Burckhardt Compression Holding AG	3,936	1,218
	Kuoni Reisen Holding AG	3,474	1,166
	St. Galler Kantonalbank AG	2,804	1,065
	Implenia AG	18,319	1,002
	Gategroup Holding AG	34,755	965
	Autoneum Holding AG	5,617	940
	Cosmo Pharmaceuticals SPA	6,055	908
	Valora Holding AG	3,733	903
	Emmi AG	2,740	895
	Schweiter Technologies AG	1,153	884
	Huber & Suhner AG	19,731	878
	Rieter Holding AG	6,033	875
	Daetwyler Holding AG	6,437	768
	Ascom Holding AG	47,032	724
^,* Meyer Burger Technology AG		110,770	687
*	Schmolz & Bickenbach AG	735,694	656
	Kudelski SA	46,727	535
	Zehnder Group AG	11,558	504
	VZ Holding AG	2,859	497
*	Basilea Pharmaceutica	4,113	475
	Liechtensteinische Landesbank AG	9,843	417
	AFG Arbonia-Forster Holding AG	22,711	407
	Vetropack Holding AG	280	406
	Basler Kantonalbank	5,734	397
	EFG International AG	35,981	388
	Siegfried Holding AG	1,995	332
	Swissquote Group Holding SA	12,543	326
	BKW AG	9,538	285
	VP Bank AG	3,040	245
	Alpiq Holding AG	2,339	165
*	Orascom Development Holding AG	7,199	124
*	Von Roll Holding AG	44,164	63
	Bachem Holding AG	1,133	53
	Cie Financiere Tradition SA	1,060	48
*	Petroplus Holdings AG	36,495	1
			65,022
Taiwan (6.6%)
	Hermes Microvision Inc.	66,036	3,118
	China Life Insurance Co. Ltd.	3,515,955	2,947
	Chailease Holding Co. Ltd.	1,182,860	2,792
	Eclat Textile Co. Ltd.	236,086	2,444
	WPG Holdings Ltd.	1,753,889	2,178
	Hiwin Technologies Corp.	263,025	2,164
	Merida Industry Co. Ltd.	304,263	2,102
	Highwealth Construction Corp.	983,724	1,994
	Ruentex Industries Ltd.	834,160	1,808
	Radiant Opto-Electronics Corp.	532,147	1,683
	Simplo Technology Co. Ltd.	341,053	1,674
	Ruentex Development Co. Ltd.	1,030,292	1,547
	Chipbond Technology Corp.	722,852	1,478

Kenda Rubber Industrial Co. Ltd.	722,683	1,462
Powertech Technology Inc.	841,662	1,392
Feng TAY Enterprise Co. Ltd.	360,160	1,347
Zhen Ding Technology Holding Ltd.	471,400	1,321
CTCI Corp.	831,667	1,314
Yageo Corp.	732,218	1,311
Airtac International Group	150,980	1,311
Tripod Technology Corp.	599,327	1,298
King's Town Bank Co. Ltd.	1,198,193	1,265
Clevo Co.	737,944	1,117
Phison Electronics Corp.	155,962	1,106
King Yuan Electronics Co. Ltd.	1,300,963	1,087
Far Eastern Department Stores Ltd.	1,255,043	1,071
Everlight Electronics Co. Ltd.	441,725	1,060
TSRC Corp.	872,046	1,037
Makalot Industrial Co. Ltd.	182,783	1,023
King Slide Works Co. Ltd.	70,675	1,018
Chroma ATE Inc.	406,040	1,012
* Winbond Electronics Corp.	3,208,000	1,006
Kinsus Interconnect Technology Corp.	299,282	959
* China Petrochemical Development Corp.	2,561,077	957
MIN AIK Technology Co. Ltd.	202,987	948
Yungtay Engineering Co. Ltd.	402,993	932
Sino-American Silicon Products Inc.	590,945	926
China Steel Chemical Corp.	188,853	913
Win Semiconductors Corp.	853,000	896
Nan Kang Rubber Tire Co. Ltd.	851,107	893
Standard Foods Corp.	414,052	890
Asia Pacific Telecom Co. Ltd.	1,824,000	874
Richtek Technology Corp.	170,155	862
Micro-Star International Co. Ltd.	760,000	847
PChome Online Inc.	75,503	845
Coretronic Corp.	594,000	838
St. Shine Optical Co. Ltd.	52,419	824
* eMemory Technology Inc.	77,000	798
* Tatung Co. Ltd.	2,741,320	766
Compeq Manufacturing Co. Ltd.	1,341,471	765
* Kinpo Electronics	1,633,196	763
Parade Technologies Ltd.	76,000	757
Casetek Holdings Ltd.	131,000	744
Taichung Commercial Bank Co. Ltd.	2,242,959	740
HannStar Display Corp.	3,003,810	739
Elan Microelectronics Corp.	472,350	739
Firich Enterprises Co. Ltd.	209,601	726
* Sanyang Motor Co. Ltd.	823,037	718
Formosa International Hotels Corp.	70,805	715
Tung Ho Steel Enterprise Corp.	958,150	714
* Medigen Biotechnology Corp.	138,680	711
* Qisda Corp.	1,551,000	698
Kerry TJ Logistics Co. Ltd.	540,092	682
Merry Electronics Co. Ltd.	204,910	678
Tainan Spinning Co. Ltd.	1,243,579	672
Wistron NeWeb Corp.	313,305	672
Poya International Co. Ltd.	79,790	667
Gigabyte Technology Co. Ltd.	539,271	663
Shinkong Synthetic Fibers Corp.	1,929,416	661
Wowprime Corp.	71,761	646

Tong Yang Industry Co. Ltd.	547,919	645
Chin-Poon Industrial Co. Ltd.	379,072	642
Great Wall Enterprise Co. Ltd.	705,190	623
Jih Sun Financial Holdings Co. Ltd.	2,329,675	614
FLEXium Interconnect Inc.	256,070	608
Lung Yen Life Service Corp.	227,000	606
Depo Auto Parts Ind Co. Ltd.	158,313	605
Tong Hsing Electronic Industries Ltd.	166,056	603
Ginko International Co. Ltd.	59,000	579
WT Microelectronics Co. Ltd.	395,311	577
Sercomm Corp.	270,000	575
Mitac Holdings Corp.	734,000	557
USI Corp.	986,518	556
* Ta Chong Bank Ltd.	1,633,593	547
* PharmaEngine Inc.	65,000	545
China Synthetic Rubber Corp.	533,562	544
Neo Solar Power Corp.	629,819	542
AmTRAN Technology Co. Ltd.	942,692	535
Taiwan Hon Chuan Enterprise Co. Ltd.	293,258	534
* China Man-Made Fiber Corp.	1,471,778	533
TA Chen Stainless Pipe	797,330	531
Faraday Technology Corp.	437,000	531
Grand Pacific Petrochemical	966,928	529
* FocalTech Systems Co. Ltd.	456,200	523
* Goldsun Development & Construction Co. Ltd.	1,516,591	518
AcBel Polytech Inc.	454,000	517
Motech Industries Inc.	381,311	510
San Shing Fastech Corp.	210,113	504
Flytech Technology Co. Ltd.	140,395	500
Formosan Rubber Group Inc.	481,888	492
Taiwan Sogo Shin Kong SEC	396,930	484
Prince Housing & Development Corp.	1,266,183	483
Elite Material Co. Ltd.	356,519	480
Lien Hwa Industrial Corp.	727,356	477
TTY Biopharm Co. Ltd.	230,987	473
* Voltronic Power Technology Corp.	52,000	469
Sitronix Technology Corp.	143,282	469
Taiwan Paiho Ltd.	274,183	464
Greatek Electronics Inc.	384,000	462
Taiwan PCB Techvest Co. Ltd.	285,102	457
Huaku Development Co. Ltd.	249,499	456
A-DATA Technology Co. Ltd.	263,915	454
* TWi Pharmaceuticals Inc.	59,000	448
* Primax Electronics Ltd.	335,000	444
Cheng Loong Corp.	1,089,920	442
Ardentec Corp.	519,749	441
Farglory Land Development Co. Ltd.	377,854	441
ScinoPharm Taiwan Ltd.	263,040	441
Grape King Bio Ltd.	107,000	439
* E Ink Holdings Inc.	939,708	422
Cleanaway Co. Ltd.	86,000	421
Gigasolar Materials Corp.	27,600	420
Taiwan Surface Mounting Technology Co. Ltd.	322,886	419
Long Bon International Co. Ltd.	566,000	416
Namchow Chemical Industrial Co. Ltd.	229,000	416
* Taigen Biopharmaceuticals Holdings Ltd.	353,000	415
LCY Chemical Corp.	791,255	415

BES Engineering Corp.	1,714,468	410
Kindom Construction Corp.	461,000	410
* CMC Magnetics Corp.	2,910,000	409
* Gold Circuit Electronics Ltd.	586,280	408
China Bills Finance Corp.	1,132,800	407
Radium Life Tech Co. Ltd.	784,652	406
Chong Hong Construction Co. Ltd.	196,518	402
Wei Chuan Foods Corp.	496,835	402
YungShin Global Holding Corp.	235,617	402
Shin Zu Shing Co. Ltd.	176,000	392
Gourmet Master Co. Ltd.	70,650	384
Career Technology MFG. Co. Ltd.	363,126	383
* Hota Industrial Manufacturing Co. Ltd.	214,000	383
D-Link Corp.	680,340	381
* Mercuries Life Insurance Co. Ltd.	693,561	379
* Lextar Electronics Corp.	397,000	377
Long Chen Paper Co. Ltd.	863,655	377
Elite Semiconductor Memory Technology Inc.	243,000	376
Yieh Phui Enterprise Co. Ltd.	1,290,714	374
* Ritek Corp.	3,140,000	369
Hey Song Corp.	306,000	369
TXC Corp.	303,877	367
Solar Applied Materials Technology Co.	440,201	366
IEI Integration Corp.	232,623	365
Soft-World International Corp.	114,520	363
Sigurd Microelectronics Corp.	375,000	357
* Center Laboratories Inc.	126,000	351
Test Research Inc.	217,371	351
Taiwan TEA Corp.	627,293	351
Rechi Precision Co. Ltd.	345,668	346
Test-Rite International Co. Ltd.	522,725	346
Gloria Material Technology Corp.	488,484	345
Dynapack International Technology Corp.	151,299	344
* Chimei Materials Technology Corp.	339,000	342
* Shining Building Business Co. Ltd.	593,330	341
Continental Holdings Corp.	936,600	338
Great China Metal Industry	345,000	337
Universal Cement Corp.	394,740	337
Masterlink Securities Corp.	1,033,252	337
Silergy Corp.	46,000	336
* Taiwan FamilyMart Co. Ltd.	55,000	335
International Games System Co. Ltd.	71,213	333
Aten International Co. Ltd.	126,260	333
* Ichia Technologies Inc.	314,000	332
Everlight Chemical Industrial Corp.	399,737	332
* Asia Optical Co. Inc.	245,000	330
* Rich Development Co. Ltd.	777,000	329
Visual Photonics Epitaxy Co. Ltd.	323,941	328
* Microbio Co. Ltd.	383,562	328
* Brogent Technologies Inc.	27,000	325
* Taiwan Life Insurance Co. Ltd.	474,397	324
China Metal Products	319,515	323
* Etron Technology Inc.	531,947	323
* Adlink Technology Inc.	132,000	323
Syncmold Enterprise Corp.	152,000	323
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	322
Evergreen International Storage & Transport Corp.	547,502	318

* Taiwan Liposome Co. Ltd.	41,000	317
* Ho Tung Chemical Corp.	929,356	316
* Kuo Toong International Co. Ltd.	198,000	315
Taiwan Semiconductor Co. Ltd.	304,000	315
Altek Corp.	267,250	315
Systex Corp.	173,000	315
Unity Opto Technology Co. Ltd.	338,000	313
Zeng Hsing Industrial Co. Ltd.	62,000	311
Wah Lee Industrial Corp.	181,883	310
Hung Sheng Construction Ltd.	504,100	310
ITEQ Corp.	369,261	305
Taiwan Cogeneration Corp.	386,903	303
Lotes Co. Ltd.	69,000	301
UPC Technology Corp.	802,510	298
* Walsin Technology Corp.	765,408	297
Chlitina Holding Ltd.	57,750	293
Topco Scientific Co. Ltd.	161,625	292
Holy Stone Enterprise Co. Ltd.	211,670	285
Chung Hsin Electric & Machinery Manufacturing Corp.	443,625	284
GeoVision Inc.	76,279	282
Ambassador Hotel	313,519	279
KEE TAI Properties Co. Ltd.	450,740	279
Johnson Health Tech Co. Ltd.	110,491	277
Holtek Semiconductor Inc.	152,279	277
Mercuries & Associates Holding Ltd.	420,005	273
* Chung Hung Steel Corp.	1,168,047	268
Kinik Co.	134,000	268
Huang Hsiang Construction Corp.	186,051	267
* Li Peng Enterprise Co. Ltd.	729,539	267
Asia Polymer Corp.	361,500	267
* Lealea Enterprise Co. Ltd.	885,848	264
Taiwan Acceptance Corp.	110,000	263
Tong-Tai Machine & Tool Co. Ltd.	259,401	262
Green Seal Holding Ltd.	55,000	261
Pixart Imaging Inc.	92,920	260
* Posiflex Technology Inc.	56,000	258
* King's Town Construction Co. Ltd.	305,712	258
* Gigastorage Corp.	318,800	257
Unitech Printed Circuit Board Corp.	583,738	256
Federal Corp.	431,781	255
* Pihsiang Machinery Manufacturing Co. Ltd.	118,000	254
* Gintech Energy Corp.	375,800	254
* Topkey Corp.	67,000	252
Sinyi Realty Inc.	227,354	252
Asia Vital Components Co. Ltd.	329,337	250
CyberTAN Technology Inc.	329,571	250
Pan-International Industrial Corp.	423,595	249
* Pan Jit International Inc.	552,000	247
Accton Technology Corp.	497,467	245
Taiwan Styrene Monomer	579,579	243
Nan Liu Enterprise Co. Ltd.	55,000	242
* Genius Electronic Optical Co. Ltd.	69,732	242
* G Tech Optoelectronics Corp.	265,000	241
Senao International Co. Ltd.	149,000	241
Taiwan Land Development Corp.	660,389	239
Toung Loong Textile Manufacturing	87,000	236
YC INOX Co. Ltd.	306,159	235

* E-Ton Solar Tech Co. Ltd.	468,603	233
Global Mixed Mode Technology Inc.	80,199	233
OptoTech Corp.	551,000	232
* Lotus Pharmaceutical Co. Ltd.	80,000	232
* Wafer Works Corp.	517,309	231
Unizyx Holding Corp.	427,000	231
Chia Hsin Cement Corp.	524,352	231
* Sunplus Technology Co. Ltd.	570,000	228
Sincere Navigation Corp.	278,000	228
Taiflex Scientific Co. Ltd.	158,034	225
ALI Corp.	277,358	220
* Silicon Integrated Systems Corp.	782,592	219
Sonix Technology Co. Ltd.	152,000	219
Elitegroup Computer Systems Co. Ltd.	252,647	218
ITE Technology Inc.	182,418	216
Quanta Storage Inc.	190,000	213
CSBC Corp. Taiwan	405,808	213
Gemtek Technology Corp.	291,115	212
Global Unichip Corp.	74,649	207
Getac Technology Corp.	340,000	206
United Integrated Services Co. Ltd.	212,000	206
Kuoyang Construction Co. Ltd.	476,648	206
China Chemical & Pharmaceutical Co. Ltd.	313,000	202
Alpha Networks Inc.	361,919	200
* Via Technologies Inc.	575,481	200
Sampo Corp.	491,311	198
* Darwin Precisions Corp.	419,000	197
* HannsTouch Solution Inc.	828,392	197
Lingsen Precision Industries Ltd.	398,000	196
* TYC Brother Industrial Co. Ltd.	272,710	194
Weltrend Semiconductor	187,200	193
Infortrend Technology Inc.	334,885	190
Nien Hsing Textile Co. Ltd.	231,083	189
Chun Yuan Steel	516,676	189
Champion Building Materials Co. Ltd.	625,000	187
* Solartech Energy Corp.	310,414	185
China General Plastics Corp.	389,147	185
Taiwan Fire & Marine Insurance Co. Ltd.	255,840	183
Ability Enterprise Co. Ltd.	307,257	182
CHC Healthcare Group	91,733	182
* Chung Hwa Pulp Corp.	649,890	181
Cyberlink Corp.	61,076	177
Vivotek Inc.	55,863	175
Lite-On Semiconductor Corp.	245,977	175
Jentech Precision Industrial Co. Ltd.	71,698	171
HUA ENG Wire & Cable	539,000	170
* Elite Advanced Laser Corp.	53,000	170
Hung Poo Real Estate Development Corp.	225,195	168
* Dynamic Electronics Co. Ltd.	366,468	167
Taiwan Sanyo Electric Co. Ltd.	168,300	162
Darfon Electronics Corp.	287,000	161
* Concord Securities Corp.	620,324	159
ACES Electronic Co. Ltd.	120,000	158
Basso Industry Corp.	113,000	156
* Genesis Photonics Inc.	312,308	155
Globe Union Industrial Corp.	310,675	152
WUS Printed Circuit Co. Ltd.	320,000	151

Microlife Corp.	66,500	151
Zinwell Corp.	146,099	147
* Green Energy Technology Inc.	252,746	146
* Giantplus Technology Co. Ltd.	371,000	141
Jess-Link Products Co. Ltd.	131,800	139
Eastern Media International Corp.	406,072	135
Ta Ya Electric Wire & Cable	650,440	133
* AGV Products Corp.	495,000	125
L&K Engineering Co. Ltd.	159,000	124
Young Optics Inc.	58,000	122
Taiwan Mask Corp.	377,650	120
* First Steamship Co. Ltd.	216,588	120
Sunrex Technology Corp.	184,000	117
Chinese Maritime Transport Ltd.	109,000	116
* China Electric Manufacturing Corp.	343,000	116
Shih Wei Navigation Co. Ltd.	195,986	113
Bank of Kaohsiung Co. Ltd.	391,121	112
ENG Electric Co. Ltd.	177,799	109
Phihong Technology Co. Ltd.	197,618	108
* Global Brands Manufacture Ltd.	295,045	100
Hsin Kuang Steel Co. Ltd.	177,569	99
Tsann Kuen Enterprise Co. Ltd.	91,295	93
FSP Technology Inc.	114,254	92
KYE Systems Corp.	244,308	92
AV Tech Corp.	57,053	92
* Young Fast Optoelectronics Co. Ltd.	119,000	86
Taiyen Biotech Co. Ltd.	107,877	84
* Microelectronics Technology Inc.	188,212	83
* Globalwafers Co. Ltd.	27,634	81
* Mosel Vitelic Inc.	358,861	80
* J Touch Corp.	128,999	78
* Tyntek Corp.	192,184	78
* LES Enphants Co. Ltd.	145,059	78
Newmax Technology Co. Ltd.	61,479	75
Sheng Yu Steel Co. Ltd.	111,000	71
Advanced International Multitech Co. Ltd.	90,000	70
Avermedia Technologies	192,290	67
* Chinese Gamer International Corp.	32,000	63
* Entire Technology Co. Ltd.	85,000	60
* O-TA Precision Industry Co. Ltd.	106,000	56
Taiwan Navigation Co. Ltd.	80,178	53
Silitech Technology Corp.	72,925	51
Bright Led Electronics Corp.	51,000	24
* Tyntek Corp Rights Exp. 03/04/2015	26,066	1
		160,381
Thailand (1.1%)
Bumrungrad Hospital PCL (Foreign)	304,713	1,449
* BTS Rail Mass Transit Growth Infrastructure Fund	3,707,576	1,157
* Jasmine International PCL	4,329,288	1,095
CPN Retail Growth Leasehold Property Fund	2,039,135	1,021
* Robinson Department Store PCL	592,800	811
* Bangkok Land PCL	13,476,200	722
* Siam Global House PCL	1,931,116	694
* Thaicom PCL	540,140	642
* Pruksa Real Estate PCL	639,890	628
* Thanachart Capital PCL	605,920	615
Sino-Thai Engineering & Construction PCL	759,099	607

	Central Plaza Hotel PCL	526,790	546
*	Hana Microelectronics PCL	440,204	540
*	Hemaraj Land and Development PCL	3,901,684	528
*	Srisawad Power 1979 PCL	527,492	521
*	Tisco Financial Group PCL	362,950	516
	Kiatnakin Bank PCL	389,200	475
*	Bumrungrad Hospital PCL	99,060	471
*	Cal-Comp Electronics Thailand PCL	4,143,798	468
	TTW PCL	1,201,300	447
*	LPN Development PCL	693,711	444
*	SPCG PCL	510,000	439
*	Dynasty Ceramic PCL	2,380,000	433
	Samart Corp. PCL	341,500	422
*	Thoresen Thai Agencies PCL	898,684	420
*	Major Cineplex Group PCL	459,296	378
	Hana Microelectronics PCL (Foreign)	307,510	377
^,* Italian-Thai Development PCL		1,360,202	365
	VGI Global Media PCL	932,894	355
*	Supalai PCL	468,800	348
	Bangkok Expressway PCL (Foreign)	278,700	333
*	Quality Houses PCL	2,742,200	328
*	Amata Corp. PCL	645,400	326
*	MBK PCL	718,000	322
*	TPI Polene PCL	4,187,000	309
*	Bangchak Petroleum PCL	295,100	309
*	Sri Trang Agro-Industry PCL	740,900	308
	WHA Corp. PCL	246,960	283
*	Univentures PCL	975,700	281
	Hemaraj Land and Development PCL	2,044,600	277
^	Bangkok Chain Hospital PCL	1,051,125	275
^	VGI Global Media PCL	685,600	261
*	WHA Corp. PCL	218,700	247
	Tisco Financial Group PCL (Foreign)	172,150	243
*	Thai Vegetable Oil PCL	342,400	233
*	Bangkok Chain Hospital PCL	876,432	228
	Thanachart Capital PCL	216,600	220
^	Quality Houses PCL	1,828,934	218
	Univentures PCL	707,100	203
*	Samart Corp. PCL	161,956	200
*	Italian-Thai Development PCL	676,308	183
	Supalai PCL	231,500	172
*	Thai Reinsurance PCL	1,628,550	165
*	Esso Thailand PCL	1,046,600	165
	Bumrungrad Hospital PCL	34,400	164
	Asian Property Development PCL (Foreign)	861,256	159
*	TTW PCL	419,400	157
*	Sansiri PCL (Local)	2,806,100	155
	Maybank Kim Eng Securities Thailand PCL	197,500	147
	Precious Shipping PCL	269,200	115
*	Sahaviriya Steel Industries PCL	11,300,000	93
^	Precious Shipping PCL	206,600	88
*	Thoresen Thai Agencies PCL	144,944	76
	Bangkok Expressway PCL	63,300	76
*	Sahaviriya Steel Industries PCL	9,411,500	75
^	Bangkok Land PCL	1,308,380	70
	Sansiri PCL (Foreign)	1,403,050	68
	Pruksa Real Estate PCL	55,900	55

* Saha-Union PCL	40,000	51
* Tata Steel Thailand PCL	1,725,500	43
* VGI Global Media PCL	52,212	20
* Sino-Thai Engineering & Construction PCL	24,716	20
		25,655
Turkey (0.4%)
Petkim Petrokimya Holding AS	628,335	980
Turkiye Sinai Kalkinma Bankasi AS	1,091,178	906
* Pegasus Hava Tasimaciligi AS	54,436	674
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	712,337	583
* Dogan Sirketler Grubu Holding AS	1,796,641	541
Turk Traktor ve Ziraat Makineleri AS	16,127	533
Aygaz AS	124,028	526
Yazicilar Holding AS Class A	60,743	510
Dogus Otomotiv Servis ve Ticaret AS	80,260	456
Trakya Cam Sanayii AS	261,015	383
* Migros Ticaret AS	40,780	381
Konya Cimento Sanayii AS	2,412	317
* Sekerbank TAS	399,755	308
* Tekfen Holding AS	126,370	296
Is Gayrimenkul Yatirim Ortakligi AS	379,137	281
Cimsa Cimento Sanayi VE Ticaret AS	35,581	251
Aksa Akrilik Kimya Sanayii AS	56,442	219
Gubre Fabrikalari TAS	87,760	199
Aksigorta AS	175,747	181
Bizim Toptan Satis Magazalari AS	24,664	179
* Vestel Elektronik Sanayi ve Ticaret AS	72,776	178
Anadolu Cam Sanayii AS	210,651	173
* Zorlu Enerji Elektrik Uretim AS	180,809	165
Albaraka Turk Katilim Bankasi AS	229,944	162
Torunlar Gayrimenkul Yatirim Ortakligi AS	97,105	158
Akfen Holding AS	74,550	153
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	107,261	136
* Koza Anadolu Metal Madencilik Isletmeleri AS	193,359	134
Vakif Gayrimenkul Yatirim Ortakligi AS	102,688	126
* Akenerji Elektrik Uretim AS	223,987	112
Alarko Holding AS	44,146	77
* Ihlas Holding AS	631,611	72
Turcas Petrol AS	74,081	71
* Ipek Dogal Enerji Kaynaklari Ve Uretim AS	95,511	62
		10,483
United Arab Emirates (0.0%)
* Drake & Scull International PJSC	1,209,303	250
Eshraq Properties Co. PJSC	1,221,723	250
RAK Properties PJSC	800,000	158
National Central Cooling Co. PJSC	339,412	95
* Islamic Arab Insurance Co.	243,276	31
		784
United Kingdom (16.4%)
Dixons Carphone plc	1,149,042	7,509
Pennon Group plc	488,156	6,525
Inchcape plc	555,475	5,802
Derwent London plc	114,429	5,592
DS Smith plc	1,157,538	5,505
Man Group plc	1,994,263	5,369
* BTG plc	440,718	5,236

Capital & Counties Properties plc	885,051	5,115
Great Portland Estates plc	424,615	5,009
Howden Joinery Group plc	760,550	4,853
IG Group Holdings plc	443,528	4,813
Halma plc	458,830	4,801
Henderson Group plc	1,318,464	4,700
Amlin plc	625,383	4,582
Spectris plc	144,181	4,531
Booker Group plc	2,000,480	4,491
Hiscox Ltd.	393,950	4,351
Spirax-Sarco Engineering plc	93,897	4,310
Catlin Group Ltd.	409,236	4,292
UBM plc	540,054	4,288
Close Brothers Group plc	179,286	4,091
Hays plc	1,749,857	4,078
Bellway plc	148,076	4,054
Shaftesbury plc	341,485	3,994
Rightmove plc	114,056	3,984
Essentra plc	318,626	3,967
Rotork plc	105,183	3,636
Intermediate Capital Group plc	476,014	3,527
Berendsen plc	210,185	3,518
* Thomas Cook Group plc	1,802,391	3,461
* AA plc	637,594	3,425
Phoenix Group Holdings	270,676	3,409
Greene King plc	265,551	3,355
Telecity Group plc	255,320	3,308
Micro Focus International plc	201,637	3,195
Britvic plc	289,678	3,066
* Ocado Group plc	495,080	3,051
Victrex plc	98,063	3,031
BBA Aviation plc	586,687	2,992
Home Retail Group plc	1,023,956	2,958
Jupiter Fund Management plc	506,404	2,881
WH Smith plc	140,504	2,846
Balfour Beatty plc	844,262	2,819
Beazley plc	640,409	2,775
Carillion plc	534,756	2,747
Stagecoach Group plc	516,216	2,658
CSR plc	205,261	2,630
Restaurant Group plc	243,661	2,629
Grafton Group plc	258,683	2,603
Michael Page International plc	370,917	2,595
* Betfair Group plc	103,624	2,506
RPC Group plc	299,041	2,434
Bodycote plc	235,539	2,409
Greencore Group plc	510,858	2,369
Senior plc	509,817	2,368
WS Atkins plc	125,272	2,361
Playtech plc	231,663	2,358
Elementis plc	563,795	2,341
Paragon Group of Cos. plc	377,487	2,339
Regus plc	768,522	2,337
Cable & Wireless Communications plc	3,102,175	2,329
Ultra Electronics Holdings plc	87,427	2,297
Synergy Health plc	69,319	2,261
Vesuvius plc	335,692	2,216

* Firstgroup plc	1,481,881	2,212
QinetiQ Group plc	773,183	2,173
Jardine Lloyd Thompson Group plc	151,387	2,151
Lancashire Holdings Ltd.	230,256	2,112
Moneysupermarket.com Group plc	529,687	2,091
* Cairn Energy plc	720,383	2,076
Bovis Homes Group plc	164,886	2,058
Kennedy Wilson Europe Real Estate plc	128,665	2,012
Galliford Try plc	100,748	1,995
National Express Group plc	519,781	1,994
SIG plc	704,114	1,953
Pace plc	388,171	1,948
Go-Ahead Group plc	52,225	1,939
Ladbrokes plc	1,109,455	1,933
Mitie Group plc	461,947	1,876
International Personal Finance plc	285,598	1,864
* Mitchells & Butlers plc	288,177	1,843
* UDG Healthcare plc	309,828	1,827
Crest Nicholson Holdings plc	295,733	1,823
HomeServe plc	352,691	1,786
UNITE Group plc	242,036	1,783
Debenhams plc	1,573,598	1,775
* Just Eat plc	331,074	1,772
Londonmetric Property plc	724,972	1,742
* SVG Capital plc	265,480	1,739
Fidessa Group plc	47,944	1,729
* Genel Energy plc	183,528	1,715
* Dignity plc	60,767	1,702
Electrocomponents plc	552,336	1,697
Domino's Pizza Group plc	167,109	1,692
Workspace Group plc	141,878	1,681
Halfords Group plc	248,330	1,657
Savills plc	150,164	1,648
Diploma plc	143,524	1,645
Morgan Advanced Materials plc	359,521	1,641
* Evraz plc	640,791	1,640
Big Yellow Group plc	177,169	1,627
Laird plc	335,423	1,608
AVEVA Group plc	80,795	1,597
Greggs plc	129,197	1,596
Kier Group plc	66,168	1,558
Marston's plc	702,271	1,549
Renishaw plc	44,161	1,539
Cineworld Group plc	241,388	1,539
Northgate plc	161,421	1,501
* SSP Group plc	355,511	1,494
Dunelm Group plc	112,917	1,493
Grainger plc	508,558	1,478
Brewin Dolphin Holdings plc	329,311	1,448
Domino Printing Sciences plc	140,959	1,446
Dechra Pharmaceuticals plc	110,105	1,435
Interserve plc	177,985	1,430
Hansteen Holdings plc	837,457	1,422
Premier Oil plc	652,588	1,415
* Alent plc	255,822	1,405
Bwin.Party Digital Entertainment plc	870,551	1,396
Genus plc	75,697	1,394

	Spirit Pub Co. plc	796,874	1,379
	Tullett Prebon plc	274,081	1,378
	F&C Commercial Property Trust Ltd.	653,489	1,373
	Countrywide plc	189,748	1,311
*	Ophir Energy plc	642,211	1,300
	J D Wetherspoon plc	108,485	1,291
*	Centamin plc	1,272,446	1,285
	ST Modwen Properties plc	203,606	1,281
*	Lonmin plc	509,925	1,249
	Synthomer plc	339,913	1,243
	Dairy Crest Group plc	166,456	1,224
	N Brown Group plc	188,897	1,224
	Telecom Plus plc	74,320	1,217
*,2 Spire Healthcare Group plc		252,076	1,217
*,2 TSB Banking Group plc		299,711	1,204
	Cranswick plc	61,009	1,204
	Premier Farnell plc	472,331	1,201
*	Petra Diamonds Ltd.	516,654	1,191
	Redrow plc	271,245	1,150
	Ted Baker plc	32,131	1,145
	Keller Group plc	83,730	1,121
	Spirent Communications plc	806,750	1,077
	Soco International plc	269,177	1,057
	Hunting plc	176,921	1,053
*	Enterprise Inns plc	673,741	1,046
*	Saga plc	372,838	1,023
	esure Group plc	292,294	1,012
	Entertainment One Ltd.	235,243	976
^,* AO World plc		209,572	970
*	KAZ Minerals plc	319,492	963
	Bank of Georgia Holdings plc	31,342	957
	Poundland Group plc	179,563	952
	De La Rue plc	120,869	940
*	Imagination Technologies Group plc	254,746	938
	Al Noor Hospitals Group plc	66,086	903
	Pets at Home Group plc	275,807	895
	Computacenter plc	92,067	895
*	Card Factory plc	212,390	876
	Kcom Group plc	672,133	837
	Devro plc	193,407	819
^	Redefine International PLC	997,644	817
	Acacia Mining plc	187,932	798
*	Colt Group SA	397,418	793
	Chemring Group plc	243,011	790
	Chesnara plc	145,966	773
	Foxtons Group plc	261,248	753
	Shanks Group plc	497,287	735
	RPS Group plc	265,817	729
	Speedy Hire plc	665,380	727
	Oxford Instruments plc	63,447	709
	Fenner plc	249,929	694
	Xchanging plc	283,340	668
*	SDL plc	103,174	658
	Darty plc	618,025	629
	Helical Bar plc	109,116	627
	Stobart Group Ltd.	387,906	618
	ITE Group plc	310,589	611

	UK Commercial Property Trust Ltd.			445,955	602
2	Zoopla Property Group plc			220,540	594
*	Allied Minds plc			89,456	585
	NMC Health plc			75,542	575
*	SuperGroup plc			39,108	566
	Connect Group plc			258,845	551
	Picton Property Income Ltd.			511,166	535
*	Lamprell plc			322,686	527
*	Premier Foods plc			803,615	523
	Development Securities plc			136,387	496
*	Aquarius Platinum Ltd.			2,243,656	489
*	EnQuest plc			919,944	471
	Schroder REIT Ltd.			515,129	465
	Just Retirement Group plc			216,402	455
	Cape plc			144,509	454
	Daejan Holdings plc			5,333	440
	Xaar plc			92,808	431
	Morgan Sindall Group plc			41,380	415
*	Mothercare plc			151,268	408
*	Salamander Energy plc			306,445	323
	Partnership Assurance Group plc			151,242	301
^	APR Energy plc			117,470	300
*	Hochschild Mining plc			215,572	294
	888 Holdings plc			135,912	288
*	Gem Diamonds Ltd.			123,847	263
*	Kenmare Resources plc			3,585,627	178
	Infinis Energy plc			60,316	176
	Anglo Pacific Group plc			121,554	155
	Ferrexpo plc			160,613	121
^,* Afren plc				1,328,434	107
	Asia Resource Minerals plc			91,124	21
					398,791
Total Common Stocks (Cost $2,455,373)					2,426,625
		Coupon
Temporary Cash Investments (9.0%)[1]
Money Market Fund (8.9%)
[3,4] Vanguard Market Liquidity Fund		0.133%		217,782,399	217,782

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes		0.130%	4/27/15	600	600
7	Federal Home Loan Bank Discount Notes	0.900%	2/11/15	1,000	1,000
7	Federal Home Loan Bank Discount Notes	0.095%	2/27/15	500	500
[5,6] Freddie Mac Discount Notes		0.100%	3/27/15	100	100
					2,200
Total Temporary Cash Investments (Cost $219,982)					219,982
Total Investments (108.6%) (Cost $2,675,355)					2,646,607
Other Assets and Liabilities-Net (-8.6%)[4]					(209,992)
Net Assets (100%)					2,436,615

Securities with a market value of less than $500 are displayed with a dash.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $198,949,000.
* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 8.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate value of these securities was $9,620,000, representing 0.4% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $211,666,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

FTSE All-World ex-US Small-Cap Index Fund

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	318,754	30,971	79
Common Stocks—Other	—	2,072,321	4,500
Temporary Cash Investments	217,782	2,200	—
Futures Contracts—Liabilities[1]	(237)	—	—
Total	536,299	2,105,492	4,579
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Markets Index	March 2015	105	4,995	(20)
E-mini Russell 2000 Index	March 2015	40	4,645	(11)
				(31)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2015, the cost of investment securities for tax purposes was $2,693,144,000. Net unrealized depreciation of investment securities for tax purposes was $46,537,000, consisting of

FTSE All-World ex-US Small-Cap Index Fund

unrealized gains of $351,486,000 on securities that had risen in value since their purchase and $398,023,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 19, 2015
VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 19, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.